File No. 333-41180
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
          Pre-Effective Amendment No.                                        [ ]
                                                 ----------
          Post-Effective Amendment No.              14                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                  Amendment No.     31                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                Name of Agent for Service for Process:

                Amy J. Lee, Associate General Counsel
                Security Benefit Life Insurance Company
                One Security Benefit Place
                Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2009, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                                      [LOGO] SECURITY BENEIT (R)

      PROSPECTUS


                                                          May 1, 2009

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AEA VALUEBUILDER VARIABLE ANNUITY
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                                                          ----------------------
                                                            Important Privacy
                                                             Notice Included

                                                            See Back Cover
                                                          ----------------------

Annuity contracts issued by Security Benefit Life
Insurance Company and offered by Security Distributors, Inc.


AEA 320                                                   27-03200-00 2009/05/01

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                        AEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                            MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
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      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:



o     AIM Basic Value
o     AIM Dynamics
o     AIM Large Cap Growth
o     AIM Mid Cap Core Equity
o     AIM Small Cap Growth
o     AIM Technology
o     American Century Equity Income
o     American Century Heritage
o     American Century International Growth
o     American Century Select
o     American Century Strategic Allocation: Aggressive
o     American Century Strategic Allocation: Conservative
o     American Century Strategic Allocation: Moderate
o     Ariel(R)
o     Aston/Optimum Mid Cap
o     Calamos(R) Growth
o     Calamos(R) Growth and Income
o     Calamos(R) High Yield
o     Dreyfus Appreciation
o     Dreyfus General Money Market
o     Dreyfus Midcap Value (formerly Dreyfus Premier Midcap Value)
o     Dreyfus Strategic Value (formerly Dreyfus Premier Strategic Value)
o     Dryden Small-Cap Core Equity
o     Federated Bond
o     Fidelity(R) Advisor Dividend Growth
o     Fidelity(R) Advisor Mid Cap(1)
o     Fidelity(R) Advisor Real Estate
o     Fidelity(R) Advisor Value Strategies
o     Goldman Sachs Emerging Markets Equity
o     Goldman Sachs Government Income
o     Janus Adviser INTECH Risk-Managed Core
o     Janus Adviser International Growth
o     Jennison 20/20 Focus
o     Jennison Small Company(2)
o     Neuberger Berman Core Bond (formerly Lehman Brothers Core Bond)
o     Neuberger Berman Partners
o     Neuberger Berman Socially Responsive
o     PIMCO Foreign Bond (U.S. Dollar-Hedged)
o     PIMCO High Yield
o     Royce Opportunity
o     Royce Value
o     RS Technology
o     RS Value
o     Security Alpha Opportunity
o     Security Equity
o     Security Global
o     Security High Yield
o     Security Large Cap Value
o     Security Mid Cap Growth
o     Security Mid Cap Value

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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
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                   Protected by U.S. Patent No. 7,251,623 B1.
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AEA 320                                                  27-03200-00  2009/05/01

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o     Security Select 25
o     Security Small Cap Growth
o     Security U.S. Intermediate Bond (formerly Security Diversified Income)
o     T. Rowe Price Capital Appreciation
o     T. Rowe Price Growth Stock
o     Van Kampen Comstock
o     Van Kampen Equity and Income
o     Van Kampen Mid Cap Growth
o     Wells Fargo Advantage Growth
o     Wells Fargo Advantage Large Company Core
        (formerly Wells Fargo Advantage Growth and Income)
o     Wells Fargo Advantage Opportunity
o     Wells Fargo Advantage Small Cap Value

(1) The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

(2) The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      Until recently, the Contract was made available under the AEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and a subsidiary of the Alabama Education Association (the "AEA"). Although this agreement has expired, the Company continues to be obligated to pay the AEA's subsidiary an annual fee in exchange for receiving certain services in connection with the Contract. The Contract is also made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions). The Company pays a fee to MBC under the agreement. Neither the NEA, MBC, AEA nor AEA's subsidiary, is registered as a broker-dealer, and the NEA, MBC, AEA and the AEA's subsidiary do not distribute the Contract or provide securities brokerage services. See "Information About the Company, the Separate Account, and the Funds" for more information about these arrangements.

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing Security Benefit at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.



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                                TABLE OF CONTENTS

                                                                            Page
DEFINITIONS...............................................................    5
SUMMARY...................................................................    6
   Purpose of the Contract................................................    6
   The Separate Account and the Funds.....................................    6
   Fixed Account..........................................................    6
   Purchase Payments......................................................    6
   Contract Benefits......................................................    6
   Optional Riders........................................................    6
   Free-Look Right........................................................    7
   Charges and Deductions.................................................    7
   Tax-Free Exchanges.....................................................   10
   Contacting the Company.................................................   10
EXPENSE TABLE.............................................................   11
   Contract Owner Transaction Expenses....................................   11
   Periodic Expenses......................................................   11
   Optional Rider Expenses................................................   12
   Example................................................................   13
CONDENSED FINANCIAL INFORMATION...........................................   14
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
AND THE FUNDS.............................................................   24
   Security Benefit Life Insurance Company................................   24
   AEA Valuebuilder Program...............................................   24
   Published Ratings......................................................   24
   Separate Account.......................................................   24
   Underlying Funds.......................................................   25
THE CONTRACT..............................................................   26
   General................................................................   26
   Important Information About Your Benefits Under the
     Contract.............................................................   27
   Application for a Contract.............................................   27
   Optional Riders........................................................   27
   Guaranteed Minimum Income Benefit......................................   28
   Annual Stepped Up Death Benefit........................................   28
   Guaranteed Growth Death Benefit........................................   29
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit......................................   29
   Enhanced Death Benefit.................................................   29
   Combined Enhanced and Annual
     Stepped Up Death Benefit.............................................   30
   Combined Enhanced and
     Guaranteed Growth Death Benefit......................................   30
   Combined Enhanced, Annual Stepped Up,
     and Guaranteed Growth Death Benefit..................................   31
   Extra Credit...........................................................   31
   Waiver of Withdrawal Charge............................................   32
   Alternate Withdrawal Charge............................................   32
   Waiver of Withdrawal Charge - 15 Years or Disability ..................   33
   Waiver of Withdrawal Charge - 10 Years or Disability ..................   33
   Waiver of Withdrawal Charge - Hardship ................................   33
   Waiver of Withdrawal Charge - 5 Years and Age 59 1/2 ..................   33
   Purchase Payments......................................................   33
   Allocation of Purchase Payments........................................   34
   Dollar Cost Averaging Option...........................................   34
   Asset Reallocation Option..............................................   35
   Transfers of Contract Value............................................   35
   Contract Value.........................................................   39
   Determination of Contract Value........................................   39
   Cut-Off Times..........................................................   40
   Full and Partial Withdrawals...........................................   40
   Systematic Withdrawals.................................................   41
   Free-Look Right........................................................   41
   Death Benefit..........................................................   42
   Distribution Requirements..............................................   42
   Death of the Annuitant.................................................   42
CHARGES AND DEDUCTIONS....................................................   43
   Contingent Deferred Sales Charge.......................................   43
   Mortality and Expense Risk Charge......................................   43
   Administration Charge..................................................   44
   Account Administration Charge..........................................   44
   Premium Tax Charge.....................................................   44
   Loan Interest Charge...................................................   44
   Other Charges..........................................................   44
   Variations in Charges..................................................   44
   Optional Rider Charges.................................................   44
   Guarantee of Certain Charges...........................................   45
   Underlying Fund Expenses...............................................   45
ANNUITY PERIOD............................................................   46
   General................................................................   46
   Annuity Options........................................................   47
   Selection of an Option.................................................   48
THE FIXED ACCOUNT.........................................................   49
   Interest...............................................................   49
   Death Benefit..........................................................   50
   Contract Charges.......................................................   50
   Transfers and Withdrawals from the Fixed Account.......................   50
   Payments from the Fixed Account........................................   50
MORE ABOUT THE CONTRACT...................................................   50
   Ownership..............................................................   50
   Designation and Change of Beneficiary..................................   51
   Dividends..............................................................   51
   Payments from the Separate Account.....................................   51
   Proof of Age and Survival..............................................   51
   Misstatements..........................................................   51
   Loans..................................................................   51
   Restrictions on Withdrawals from Qualified Plans.......................   52

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                                                                            Page
FEDERAL TAX MATTERS.......................................................   53
   Introduction...........................................................   53
   Tax Status of the Company and the Separate Account.....................   54
   Qualified Plans........................................................   54
   Other Tax Considerations...............................................   58
OTHER INFORMATION.........................................................   58
   Voting of Underlying Fund Shares.......................................   58
   Substitution of Investments............................................   58
   Changes to Comply with Law and Amendments..............................   59
   Reports to Owners......................................................   59
   Electronic Privileges..................................................   59
   Legal Proceedings......................................................   60
   Sale of the Contract...................................................   60
   Legal Matters..........................................................   61
PERFORMANCE INFORMATION...................................................   61
ADDITIONAL INFORMATION....................................................   62
   Registration Statement.................................................   62
   Financial Statements...................................................   62
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION............................................................   62
OBJECTIVES FOR UNDERLYING FUNDS...........................................   63
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT
CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.


      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.


      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

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SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

      The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, the Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.


FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $1,000 or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, result in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."


CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

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o     Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
      Benefit;*

o     Extra Credit at 3%, 4% or 5%

o     Waiver of Withdrawal Charge

o     Alternate Withdrawal Charge

o     Waiver of Withdrawal Charge - 15 Years or Disability

o     Waiver of Withdrawal Charge - 10 Years or Disability

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

* Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

PURCHASE PAYMENT AGE                                                  WITHDRAWAL
     (IN YEARS)                                                         CHARGE
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          1                                                               7%
          2                                                               7%
          3                                                               6%
          4                                                               5%
          5                                                               4%
          6                                                               3%
          7                                                               2%
     8 and over                                                           0%
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      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                                           ANNUAL MORTALITY AND
CONTRACT VALUE                                              EXPENSE RISK CHARGE
-------------------------------------------------------------------------------
Less than $25,000                                                  1.10%
$25,000 or more                                                    0.95%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider available only at issue, and you may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------------------------
                                                                                          Rate(1)        Annual
                                                                                                      Rider Charge
------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                            3%           0.15%
                                                                                             5%           0.30%
------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                             ---           0.20%
------------------------------------------------------------------------------------------------------------------
                                                                                             3%           0.10%
Guaranteed Growth Death Benefit                                                              5%           0.20%
                                                                                             6%           0.25%
                                                                                             7%           0.30%
------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                               5%           0.25%
------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                      ---           0.25%
------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                       ---           0.35%
------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                        5%           0.35%
------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                     5%           0.40%
------------------------------------------------------------------------------------------------------------------
Extra Credit(2)                                                                              3%           0.40%
                                                                                             4%           0.55%
                                                                                             5%           0.70%
------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                 ---           0.05%
------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                                0-Year         0.70%
                                                                                           4-Year         0.55%
------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                                        ---           0.05%
------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                                        ---           0.10%
------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                                      ---           0.15%
------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                                        ---           0.20%
------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling
1-800-888-2461.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See
"Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay
periodically during the time that you own the Contract, not
including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                        $30(2)
--------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                          2.75%
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
   Subaccount daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.10%(4)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          1.55%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             2.80%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; $25,000 or more - 0.95%. Any mortality and expense risk charge above the minimum charge of 0.95% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select Riders with total rider charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                  Interest       Annual
                                                                                                  Rate(1)     Rider Charge
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                              3%           0.15%
                                                                                                     5%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                               ---           0.20%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                                3%           0.10%
                                                                                                     5%           0.20%
                                                                                                     6%           0.25%
                                                                                                     7%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider             5%           0.25%
--------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                        ---           0.25%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider                     ---           0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider                      5%           0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed         5%           0.40%
Growth Death Benefit Rider
--------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(2)                                                                                3%           0.40%
                                                                                                     4%           0.55%
                                                                                                     5%           0.70%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                   ---           0.05%
--------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                                                  0-Year         0.70%
                                                                                                   4-Year         0.55%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability                                            ---           0.05%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability                                            ---           0.10%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                                                          ---           0.15%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2                                            ---           0.20%
--------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)          0.76%         2.36%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008.

      Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1              3              5             10
                              YEAR          YEARS          YEARS         YEARS
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of       $1,161         $2,128         $2,999        $5,246
the applicable time
period
--------------------------------------------------------------------------------
If you do not surrender
or you annuitize your        $  533         $1,592         $2,645        $5,246
Contract
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 14.31      $ 14.76   $      13.59    $   13.41    $   12.60           ---
   End of period............................     $  6.62      $ 14.31   $      14.76    $   13.59    $   13.41    $    12.60
Accumulation units outstanding
at the end of period........................       2,155        1,467          1,157        1,353          919            53
----------------------------------------------------------------------------------------------------------------------------
AIM DYNAMICS
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 17.34      $ 16.08   $      14.38    $   13.59    $   12.68           ---
   End of period............................     $  8.81      $ 17.34   $      16.08    $   14.38    $   13.59    $    12.68
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
AIM LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 12.83      $ 11.58   $      11.27    $   11.38    $   11.37           ---
   End of period............................     $  7.63      $ 12.83   $      11.58    $   11.27    $   11.38    $    11.37
Accumulation units outstanding
at the end of period........................         103           76             55           29           55            22
----------------------------------------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 15.23      $ 14.44   $      13.54    $   13.13    $   12.02           ---
   End of period............................     $ 10.61      $ 15.23   $      14.44    $   13.54    $   13.13    $    12.02
Accumulation units outstanding
at the end of period........................       2,916        2,895          2,049        1,126          444            55
-----------------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 16.14      $ 15.10   $      13.76    $   13.24    $   12.91           ---
   End of period............................     $  9.49      $ 16.14   $      15.10    $   13.76    $   13.24    $    12.91
Accumulation units outstanding
at the end of period........................      14,408        6,327          4,370        1,224          448            20
-----------------------------------------------------------------------------------------------------------------------------
AIM TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 13.28      $ 12.89   $      12.21    $   12.51    $   12.63           ---
   End of period............................     $  7.07      $ 13.28   $      12.89    $   12.21    $   12.51    $    12.63
Accumulation units outstanding
at the end of period........................          10            7              4          184          108            32
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 14.03      $ 14.41   $      12.58    $   12.83    $   11.91           ---
   End of period............................     $ 10.74      $ 14.03   $      14.41    $   12.58    $   12.83    $    11.91
Accumulation units outstanding
at the end of period........................       5,943       11,709          5,694        1,254        1,358         1,252
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 21.32      $ 15.29   $      13.63    $   11.65    $   11.36           ---
   End of period............................     $ 10.99      $ 21.32   $      15.29    $   13.63    $   11.65    $    11.36
Accumulation units outstanding
at the end of period........................       3,962        4,348          3,738          121           35             9
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 18.65      $ 16.62   $      13.88    $   12.79    $   11.59           ---
   End of period............................     $  9.78      $ 18.65   $      16.62    $   13.88    $   12.79    $    11.59
Accumulation units outstanding
at the end of period........................       1,506        1,001            881          267          113            46
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 12.47      $ 10.71   $      11.39    $   11.79    $   11.47           ---
   End of period............................     $  3.58      $ 12.47   $      10.71    $   11.39    $   11.79    $    11.47
Accumulation units outstanding
at the end of period........................         720          283            234          111            2           ---
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
AGGRESSIVE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 11.11      $ 10.10   $      10.00          ---          ---           ---
   End of period............................     $  7.06      $ 11.11   $      10.10          ---          ---           ---
Accumulation units outstanding
at the end of period........................         201       19,268            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
CONSERVATIVE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.31      $ 10.01   $      10.00          ---          ---           ---
   End of period............................     $  8.32      $ 10.31   $      10.01          ---          ---           ---
Accumulation units outstanding
at the end of period........................         628        5,351            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
MODERATE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.72      $ 10.08   $      10.00          ---          ---           ---
   End of period............................     $  7.60      $ 10.72   $      10.08          ---          ---           ---
Accumulation units outstanding
at the end of period........................       1,903          779            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
ARIEL(R)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 13.93      $ 14.77   $      13.95    $   14.40    $   12.30           ---
   End of period............................     $  6.92      $ 13.93   $      14.77    $   13.95    $   14.40    $    12.30
Accumulation units outstanding
at the end of period........................      24,574       18,633         13,386        8,097        2,601         1,480
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 11.06      $ 10.21   $      10.00          ---          ---           ---
   End of period............................     $  6.07      $ 11.06   $      10.21          ---          ---           ---
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 17.69      $ 14.95   $      15.36    $   14.75    $   12.95           ---
   End of period............................     $  8.44      $ 17.69   $      14.95    $   15.36    $   14.75    $    12.95
Accumulation units outstanding
at the end of period........................      22,515       17,964         14,809        8,083        3,424         1,317
----------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 14.86      $ 14.14   $      13.41    $   12.93    $   12.28           ---
   End of period............................     $  9.85      $ 14.86   $      14.14    $   13.41    $   12.93    $    12.28
Accumulation units outstanding
at the end of period........................      15,617       15,482         13,169        6,813        3,843         1,932
----------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.02      $ 10.03   $      10.00          ---          ---           ---
   End of period............................     $  6.98      $ 10.02   $      10.03          ---          ---           ---
Accumulation units outstanding
at the end of period........................         124          122            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 12.84      $ 12.56   $      11.25    $   11.26    $   11.11           ---
   End of period............................     $  8.34      $ 12.84   $      12.56    $   11.25    $   11.26    $    11.11
Accumulation units outstanding
at the end of period........................       5,135        5,254          2,967        2,027          890           195
----------------------------------------------------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.06      $  9.05   $       9.05    $    9.22    $    9.57           ---
   End of period............................     $  8.89      $  9.06   $       9.05    $    9.05    $    9.22    $     9.57
Accumulation units outstanding
at the end of period........................      15,961        3,424          2,520            3          ---           ---
----------------------------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE (FORMERLY DREYFUS
PREMIER MIDCAP VALUE)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 18.88      $ 18.65   $      17.60    $   16.96    $   15.04           ---
   End of period............................     $ 10.90      $ 18.88   $      18.65    $   17.60    $   16.96    $    15.04
Accumulation units outstanding
at the end of period........................       1,252        1,114            772          902          585            95
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE (FORMERLY DREYFUS
PREMIER STRATEGIC VALUE)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 18.26      $ 17.98   $      15.61    $   15.02    $   13.31           ---
   End of period............................     $ 11.22      $ 18.26   $      17.98    $   15.61    $   15.02    $    13.31
Accumulation units outstanding
at the end of period........................      24,038        6,883          4,668        2,807          622            21
----------------------------------------------------------------------------------------------------------------------------
DRYDEN SMALL-CAP CORE EQUITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.32      $ 10.00   $      10.00          ---          ---           ---
   End of period............................     $  5.75      $  9.32   $      10.00          ---          ---           ---
Accumulation units outstanding
at the end of period........................         239          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
FEDERATED BOND
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.99      $  9.91   $      10.00          ---          ---           ---
   End of period............................     $  8.60      $  9.99          $9.91          ---          ---           ---
Accumulation units outstanding
at the end of period........................         289          101            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVIDEND GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 11.85      $ 12.31   $      11.25    $   11.37    $   11.27           ---
   End of period............................     $  6.35      $ 11.85   $      12.31    $   11.25    $   11.37    $    11.27
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 16.74      $ 16.71   $      15.21    $   13.98    $   13.22           ---
   End of period............................     $  7.87      $ 16.74   $      16.71    $   15.21    $   13.98    $    13.22
Accumulation units outstanding
at the end of period........................          43           69             67          295          290           128
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR MID CAP
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 18.16      $ 17.28   $      15.93    $   15.34    $   13.79           ---
   End of period............................     $  8.29      $ 18.16   $      17.28    $   15.93    $   15.34    $    13.79
Accumulation units outstanding
at the end of period........................         291          231            188          141          130            57
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR REAL ESTATE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  7.67      $  9.76   $      10.00          ---          ---           ---
   End of period............................     $  4.40      $  7.67   $       9.76          ---          ---           ---
Accumulation units outstanding
at the end of period........................      12,563          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                                    2008         2007   2006(2), (3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR VALUE STRATEGIES
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 17.79      $ 17.63   $      15.89    $   16.19    $   14.76           ---
   End of period............................     $  8.30      $ 17.79   $      17.63    $   15.89    $   16.19    $    14.76
Accumulation units outstanding
at the end of period........................       7,321        5,175          4,693        4,007        3,095           628
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 12.81      $ 10.45   $      10.00          ---          ---           ---
   End of period............................     $  5.58      $ 12.81   $      10.45          ---          ---           ---
Accumulation units outstanding
at the end of period........................           4          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.16      $  9.91   $      10.00          ---          ---           ---
   End of period............................     $ 10.22      $ 10.16   $       9.91          ---          ---           ---
Accumulation units outstanding
at the end of period........................       3,070       11,448          5,059          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTECH RISK-MANAGED CORE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.28      $ 10.08   $      10.00          ---          ---           ---
   End of period............................     $  6.32      $ 10.28   $      10.08          ---          ---           ---
Accumulation units outstanding
at the end of period........................         799          528            308          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 12.44      $ 10.28   $      10.00          ---          ---           ---
   End of period............................     $  6.09      $ 12.44   $      10.28          ---          ---           ---
Accumulation units outstanding
at the end of period........................      19,143          442             29          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.59      $ 10.03   $      10.00          ---          ---           ---
   End of period............................     $  6.12      $ 10.59   $      10.03          ---          ---           ---
Accumulation units outstanding
at the end of period........................         132          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
JENNISON SMALL COMPANY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.41      $  9.90   $      10.00          ---          ---           ---
   End of period............................     $  6.19      $ 10.41   $       9.90          ---          ---           ---
Accumulation units outstanding
at the end of period........................         140          194          4,990          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN CORE BOND (FORMERLY LEHMAN
BROTHERS CORE BOND)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.87      $  9.90   $       9.86    $   10.05    $   10.06           ---
   End of period............................     $  9.05      $  9.87   $       9.90    $    9.86    $   10.05    $    10.06
Accumulation units outstanding
at the end of period........................      30,164        6,219          5,778        4,759        3,540         1,774
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.52      $  9.99   $      10.00          ---          ---           ---
   End of period............................     $  4.83      $ 10.52   $       9.99          ---          ---           ---
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.81      $ 10.49   $      10.00          ---          ---           ---
   End of period............................     $  6.34      $ 10.81   $      10.49          ---          ---           ---
Accumulation units outstanding
at the end of period........................         985          471             26          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND (U.S. DOLLAR-HEDGED)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.80      $  9.89   $      10.00          ---          ---           ---
   End of period............................     $  9.12      $  9.80   $       9.89          ---          ---           ---
Accumulation units outstanding
at the end of period........................       4,273           37            685          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
PIMCO HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 13.32      $ 13.43   $      12.83    $   12.84    $   12.27           ---
   End of period............................     $  9.72      $ 13.32   $      13.43    $   12.83    $   12.84    $    12.27
Accumulation units outstanding
at the end of period........................      14,689       11,620          8,145        5,861        2,132         1,063
----------------------------------------------------------------------------------------------------------------------------
ROYCE OPPORTUNITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.45      $ 10.07   $      10.00          ---          ---           ---
   End of period............................     $  4.92      $  9.45   $      10.07          ---          ---           ---
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.86      $ 10.12   $      10.00          ---          ---           ---
   End of period............................     $  6.22      $  9.86   $      10.12          ---          ---           ---
Accumulation units outstanding
at the end of period........................         112          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
RS TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 11.71      $  9.98   $      10.00          ---          ---           ---
   End of period............................     $  5.52      $ 11.71   $       9.98          ---          ---           ---
Accumulation units outstanding
at the end of period........................           4          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
RS VALUE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.08      $ 10.12   $      10.00          ---          ---           ---
   End of period............................     $  5.64      $ 10.08   $      10.12          ---          ---           ---
Accumulation units outstanding
at the end of period........................         485        6,335            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
SECURITY ALPHA OPPORTUNITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 11.25      $  9.93   $      10.00          ---          ---           ---
   End of period............................     $  7.01      $ 11.25   $       9.93          ---          ---           ---
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.50      $  9.88   $       9.89    $   10.10    $    9.92           ---
   End of period............................     $  7.58      $  9.50   $       9.88    $    9.89    $   10.10    $     9.92
Accumulation units outstanding
at the end of period........................      17,222       19,059         22,473       15,451       14,715         3,252
----------------------------------------------------------------------------------------------------------------------------
SECURITY EQUITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 11.06      $ 12.14   $      11.30    $   11.34    $   11.00           ---
   End of period............................     $  6.63      $ 11.06   $      12.14    $   11.30    $   11.34    $    11.00
Accumulation units outstanding
at the end of period........................         848          690            509          390          252            76
----------------------------------------------------------------------------------------------------------------------------
SECURITY GLOBAL
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 19.22      $ 18.01   $      16.09    $   14.83    $   13.10           ---
   End of period............................     $ 11.40      $ 19.22   $      18.01    $   16.09    $   14.83    $    13.10
Accumulation units outstanding
at the end of period........................       2,717        2,026          1,450          560          441           101
----------------------------------------------------------------------------------------------------------------------------
SECURITY HIGH YIELD(6)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.00          ---            ---          ---          ---           ---
   End of period............................     $  6.67          ---            ---          ---          ---           ---
Accumulation units outstanding
at the end of period........................       3,404          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................         ---          ---   $      10.69    $   10.90    $   11.06           ---
   End of period............................         ---          ---            ---    $   10.69    $   10.90    $    11.06
Accumulation units outstanding
at the end of period........................         ---          ---            ---          177            4           ---
----------------------------------------------------------------------------------------------------------------------------

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                                       20

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 15.30      $ 15.24   $      13.15    $   12.49       $11.82           ---
   End of period............................     $  9.06      $ 15.30   $      15.24    $   13.15       $12.49    $    11.82
Accumulation units outstanding
at the end of period........................         679        1,526          1,334          590          483           ---
----------------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 13.97      $ 16.16   $      16.10    $   15.67       $14.90           ---
   End of period............................     $  7.98      $ 13.97   $      16.16    $   16.10       $15.67    $    14.90
Accumulation units outstanding
at the end of period........................       2,484        2,065          1,882        1,808        1,458           145
----------------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 21.85      $ 22.55   $      20.44    $   18.40       $15.11           ---
   End of period............................     $ 15.27      $ 21.85   $      22.55    $   20.44       $18.40    $    15.11
Accumulation units outstanding
at the end of period........................      11,312       12,085          9,062        4,285        1,324           789
----------------------------------------------------------------------------------------------------------------------------
SECURITY SELECT 25
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  8.85      $  9.85   $      10.00          ---          ---           ---
   End of period............................     $  5.32      $  8.85   $       9.85          ---          ---           ---
Accumulation units outstanding
at the end of period........................       1,012          752            438          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 16.76      $ 16.67   $      16.61    $   16.22       $14.55           ---
   End of period............................     $  8.36      $ 16.76   $      16.67    $   16.61       $16.22    $    14.55
Accumulation units outstanding
at the end of period........................       1,091          629            635          785          570           105
----------------------------------------------------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................         ---          ---   $      10.98    $   10.97       $10.97           ---
   End of period............................         ---          ---            ---    $   10.98       $10.97    $    10.97
Accumulation units outstanding
at the end of period........................         ---          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
SECURITY U.S. INTERMEDIATE BOND
(FORMERLY SECURITY DIVERSIFIED INCOME)(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................       $  9.45      $  9.61   $       9.66    $    9.91        $9.99           ---
   End of period..........................       $  8.04      $  9.45   $       9.61    $    9.66        $9.91    $     9.99
Accumulation units outstanding
at the end of period......................         6,053        6,478          5,096        4,674        2,984         1,868
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE CAPITAL APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.09      $ 10.08   $      10.00          ---          ---           ---
   End of period............................     $  7.03      $ 10.09   $      10.08          ---          ---           ---
Accumulation units outstanding
at the end of period........................       1,406          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.66      $ 10.11   $      10.00          ---          ---           ---
   End of period............................     $  5.88      $ 10.66   $      10.11          ---          ---           ---
Accumulation units outstanding
at the end of period........................      56,417        7,917          6,247          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 14.95      $ 15.89   $      14.26    $   14.26    $   12.63           ---
   End of period............................     $  9.20      $ 14.95   $      15.89    $   14.26    $   14.26    $    12.63
Accumulation units outstanding
at the end of period........................      36,501       11,739          9,297        3,974          857             3
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 13.89      $ 14.01   $      12.97    $   12.54    $   11.69           ---
   End of period............................     $ 10.03      $ 13.89   $      14.01    $   12.97    $   12.54    $    11.69
Accumulation units outstanding
at the end of period........................      17,627       32,947         20,089        4,421          828           548
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH(5)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 10.00          ---            ---          ---          ---           ---
   End of period............................     $  8.32          ---            ---          ---          ---           ---
Accumulation units outstanding
at the end of period........................         362          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 16.37      $ 13.37   $      12.90    $   12.05    $   11.06           ---
   End of period............................     $  9.37      $ 16.37   $      13.37    $   12.90    $   12.05    $    11.06
Accumulation units outstanding
at the end of period........................         324          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE
(FORMERLY WELLS FARGO ADVANTAGE GROWTH AND
INCOME)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 12.23      $ 12.44   $      11.22    $   11.89    $   11.38           ---
   End of period............................     $  7.14      $ 12.23   $      12.44    $   11.22    $   11.89    $    11.38
Accumulation units outstanding
at the end of period........................          88          ---            ---          ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

                                                    2008         2007    2006(2),(3)         2005      2004(1)          2003
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 16.08      $ 15.95   $      14.86    $   14.45    $   12.82           ---
   End of period............................     $  9.21      $ 16.08   $      15.95    $   14.86    $   14.45    $    12.82
Accumulation units outstanding
at the end of period........................         ---          ---            ---          351          313           ---
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $ 21.12      $ 19.96   $      18.42    $   16.71    $   14.52           ---
   End of period............................     $ 12.50      $ 21.12   $      19.96    $   18.42    $   16.71    $    14.52
Accumulation units outstanding
at the end of period........................       9,912        2,854          2,309        1,425          444             6
----------------------------------------------------------------------------------------------------------------------------

(1) For the period of March 31, 2004 (date of inception) through December 31, 2004 for the Security Income Opportunity Subaccount.

(2) For the period December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic
      Allocation: Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology, RS Value, Security Alpha Opportunity, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.

(3) For the period January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006 the funds underlying these Subaccounts were reorganized into the Security Select 25 Subaccount, and Contract Value allocated to those Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.

(4) Effective February 20, 2009, the Security Capital Preservation Fund merged into the Security Diversified Income Fund, which was renamed the Security U.S. Intermediate Bond Fund. Contract Value allocated to the Security Capital Preservation Subaccount on that date was transferred to the Security Diversified Income Subaccount, which was renamed the Security U.S. Intermediate Bond Subaccount.

(5) Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Van Kampen Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.

(6) Effective July 25, 2008, the Security Income Opportunity Fund merged into the Security High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.


--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.



AEA VALUEBUILDER PROGRAM -- Until recently, the Contract was made available under the AEA Valuebuilder Program. The AEA Valuebuilder Program was established by the Alabama Education Association (the "AEA") to encourage its members to save for retirement.

      Pursuant to an Agreement (the "AEA Agreement") between the Company and Educator Benefits Corporation ("EBC"), a subsidiary of the AEA, the Company and its affiliates have provided retirement plan products, such as the Contract, to AEA members. Also under the terms of the AEA Agreement, EBC has provided certain services to the Company, including publicizing the availability of the Contract to AEA's members under the AEA Valuebuilder Program.

      The AEA Agreement expired pursuant to its terms effective May 31, 2007. Since that date, the Company has continued to provide retirement plan products to AEA members and EBC has continued to provide certain services to the Company. For the period January 1, 2007 through May 31, 2007, the Company paid the EBC $94,164.07.

      The AEA Agreement requires the Company to make payments to EBC even after the Agreement terminates, and the Company expects to pay fees to EBC for the period May 31, 2007 through December 31, 2007 in the amount of approximately $122,000 and for the year ended December 31, 2008 in the amount of approximately $195,000. As of May 1, 2009, the Company has not made such payments to EBC, pending resolution of EBC's plans with regard to the AEA Agreement.

      The company also has an agreement (the "NEA Agreement") with NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"), in connection with the NEA Valuebuilder Program. The NEA Valuebuilder Program provides investment products, including variable annuity contracts issued by the Company, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members. Pursuant to the NEA Agreement, the Company has the exclusive right to offer certain products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program, including the Contract, to employers of NEA members and to members of the NEA and its state affiliates, such as the AEA, and provides certain services in connection with the NEA Valuebuilder Program. Under the NEA Agreement, the Company expects to pay MBC a fee based in part on the average assets invested in the Contract pursuant to the Agreement, which will be equal to approximately $40,000 for the year ended December 31, 2008. This amount is a small percentage of the overall payment made by the Company to MBC in connection with the NEA Valuebuilder Program.

      You may wish to take into account these Agreements, the fees that have been paid, and the fees that are anticipated to be paid when considering and evaluating any communications by the AEA and EBC relating to the Contract. You should particularly note that the AEA Agreement granted the Company an exclusive right to offer retirement and savings products, including the Contract, under the AEA Valuebuilder Program.

      Neither the AEA, EBC, NEA or MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the AEA, EBC, NEA or MBC.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that

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the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of each Underlying Fund are available to the general public, outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets.

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Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.05% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates,, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the

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overall benefits and costs of the Contract are appropriate considering your circumstances.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

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o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
      Benefit;*

o     Extra Credit at 3%, 4% or 5%

o     Waiver of Withdrawal Charge

o     0-Year or 4-Year Alternate Withdrawal Charge; or

o     Waiver of Withdrawal Charge - 15 Years or Disability

o     Waiver of Withdrawal Charge - 10 Years or Disability

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

* Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less, any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office

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within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7%, as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday;
(3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced.

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If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation

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Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not purchase more than one Extra Credit Rider for your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the

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Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                            RATE OF RETURN
INTEREST RATE              (NET OF EXPENSES)
--------------------------------------------
     3%                         -5.00%
     4%                         -1.50%
     5%                          0.80%
--------------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

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     0-YEAR SCHEDULE              4-YEAR SCHEDULE
--------------------------------------------------------
 PURCHASE                     PURCHASE
PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
(IN YEARS)       CHARGE      (IN YEARS)      CHARGE
--------------------------------------------------------
0 and over         0%             1            7%
                                  2            7%
                                  3            6%
                                  4            5%
                             5 and over        0%
--------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

WAIVER OF WITHDRAWAL CHARGE--15 YEARS OR DISABILITY -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Contract has been in force for 15 or more Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE--10 YEARS OR DISABILITY -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE--5 YEARS AND AGE 59 1/2 -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Owner is age 59 1/2 or older; and

o The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.


PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, result in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.


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      The Company generally will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

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      You may make changes to the option by writing to the Company's
Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company

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                                       35

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does not limit the frequency of transfers with regard to the Dreyfus General
Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       36

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                                                                       NUMBER OF
                                                                      ROUND TRIP
         SUBACCOUNT                                                    TRANSFERS
--------------------------------------------------------------------------------
Dreyfus General Money Market                                           Unlimited
--------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap         4(1)
Core Equity, AIM Small Cap Growth, AIM Technology, Calamos(R)
Growth, Calamos(R) Growth and Income, Calamos(R) High Yield, Goldman
Sachs Emerging Markets Equity, Goldman Sachs Government Income,
Neuberger Berman Core Bond, Neuberger Berman Partners, Neuberger
Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged),
PIMCO High Yield, Security Alpha Opportunity, Security Equity,
Security Global, Security High Yield, Security Large Cap Value,
Security Mid Cap Growth, Security Mid Cap Value, Security Select 25,
Security Small Cap Growth, Security U.S. Intermediate Bond, Van
Kampen Comstock, Van Kampen Equity and Income, Van Kampen Mid Cap
Growth
--------------------------------------------------------------------------------
Royce Opportunity, Royce Value                                           3(1)
--------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American      2(1)
Century International Growth, American Century Select, American
Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation:
Moderate
--------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                                    2(2)
--------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Strategic Value      2(6)
--------------------------------------------------------------------------------
Federated Bond                                                           1(1)
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Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*,       1(2)
Fidelity(R) Advisor Real Estate, Fidelity(R) Advisor Value
Strategies
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International      1(3)
Growth, RS Technology, RS Value, T. Rowe Price Capital Appreciation,
T. Rowe Price Growth Stock
--------------------------------------------------------------------------------
Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company        1(4)
Core, Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small
Cap Value
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Ariel(R)                                                                 1(5)
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Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small       1(7)
Company**
--------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

* You may transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

** You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.


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                                       37

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the

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Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.95%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.95% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the

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                                       39

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minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The
Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that

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have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract

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                                       41

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is delivered in one of those states and you return your Contract during the
Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner, Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional Riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

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CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

PURCHASE PAYMENT AGE (IN                  WITHDRAWAL
         YEARS)                             CHARGE
----------------------------------------------------
            1                                 7%
            2                                 7%
            3                                 6%
            4                                 5%
            5                                 4%
            6                                 3%
            7                                 2%
       8 and over                             0%
----------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                             ANNUAL MORTALITY AND
CONTRACT VALUE                                EXPENSE RISK CHARGE
-----------------------------------------------------------------
Less than $25,000                                    1.10%
$25,000 or more                                      0.95%
-----------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality

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experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full (or partial) withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue. You may select only one Rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and

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its charge are listed below. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                 Annual
                                                                                                  Rate(1)     Rider Charge
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                    3%           0.15%
                                                                                                     5%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                     ---           0.20%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%           0.10%
Guaranteed Growth Death Benefit                                                                      5%           0.20%
                                                                                                     6%           0.25%
                                                                                                     7%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                       5%           0.25%
--------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                              ---           0.25%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                               ---           0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                                5%           0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                             5%           0.40%
--------------------------------------------------------------------------------------------------------------------------
Extra Credit(2)                                                                                      3%           0.40%
                                                                                                     4%           0.55%
                                                                                                     5%           0.70%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                         ---           0.05%
--------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                                        0-Year         0.70%
                                                                                                   4-Year         0.55%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                                                ---           0.05%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                                                ---           0.10%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                                              ---           0.15%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                                                ---           0.20%
--------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata

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                                       45

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portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal

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requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

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                                       47

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      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of

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annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT


      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."


      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.


INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3%. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.


      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and

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(3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

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DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the
person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year

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but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 3% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is 5.95%. Because the Contract Value maintained in the Loan Account (which will earn 3%) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified

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Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a

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Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and

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other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth

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account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and converstions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after

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death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and

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comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. IF YOU ELECT ELECTRONIC PRIVILEGES, YOU AUTOMATICALLY AUTHORIZE YOUR FINANCIAL REPRESENTATIVE TO MAKE TRANSFERS OF CONTRACT VALUE AND CHANGES IN YOUR PURCHASE PAYMENT ALLOCATION OR DOLLAR COST AVERAGING OR ASSET ALLOCATION OPTION, ON YOUR BEHALF.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree

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that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.


      The Company has been notified by the Alabama Securities Commission that it intends to recommend that a disciplinary action be brought against the Company and SDI in connection with the sale of the Contract (and certain other products issued by the Company or its affiliates) to Alabama residents. The Alabama Securities Commission is alleging a violation of Alabama law with regard to SDI transacting business as a broker-dealer in the state of Alabama while not being either registered as a broker-dealer or exempt from such registration. The Company and SDI are cooperating fully with the Alabama Securities Commission to resolve this matter, the outcome of which is uncertain. The Company does not believe that these claims are likely to have a material adverse effect on the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.


SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008, 2007, and 2006, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences,

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seminars and trips (including travel, lodging and meals
in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., and Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.




LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General

--------------------------------------------------------------------------------
                                       61

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Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until December 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


      FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the AEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       62

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OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED BY CALLING 1-800-888-2461.


                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund          Class A     Long-term growth of capital        Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1173
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

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                                       63

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund             Class A     Long-term capital growth           Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1174
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

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                                       64

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth          Class A     Long-term growth of capital        Invesco Aim Advisors, Inc.
Fund                                                                         11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1175
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

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                                       65

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity       Class A     Long-term growth of capital        Invesco Aim Advisors, Inc.
Fund                                                                         11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1176
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

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                                       66

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund     Class A     Long-term growth of capital        Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1177
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

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                                       67

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund           Class A     Capital growth                     Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1178
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------
American Century Equity          A        To provide current income          American Century Investment Management, Inc.
Income Fund                                                                  4500 Main Street
                                                                             Kansas City, MO 64111-1816
----------------------------------------------------------------------------------------------------------------------------
American Century                 A        Long-term capital growth           American Century Investment Management, Inc.
Heritage Fund                                                                4500 Main Street
                                                                             Kansas City, MO 64111-1816
----------------------------------------------------------------------------------------------------------------------------
American Century                 A        Long-term capital growth           American Century Global
International Growth Fund                                                    Investment Management, Inc.
                                                                             666 3rd Ave, 23rd Floor
                                                                             New York, NY 10017-4041
----------------------------------------------------------------------------------------------------------------------------

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                                       68

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------

American Century Select          A        Long-term capital growth           American Century Investment Management, Inc.
Fund                                                                         4500 Main Street
                                                                             Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------
American Century                 A        Long-term capital growth with a    American Century Investment Management, Inc.
Strategic Allocation:                     small amount of income             4500 Main Street
Aggressive                                                                   Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------
American Century                 A        Regular income and moderate        American Century Investment Management, Inc.
Strategic Allocation:                     long-term growth                   4500 Main Street
Conservative                                                                 Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------
American Century                 A        Long-term capital growth, with     American Century Investment Management, Inc.
Strategic Allocation:                     some regular income                4500 Main Street
Moderate                                                                     Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                             Long-term capital appreciation     Ariel Capital Management, LLC
                                                                             200 East Randolph Drive, Suite 2900
                                                                             Chicago, IL 60601-6536
-------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap         Class N     Long-term total return through     Aston Asset Management LLC
Fund                                      capital appreciation by investing  161 N. Clark Street, 12th Floor primarily in common and preferred  Chicago, IL 60601
                                          stocks and convertible securities  (Investment Adviser)

                                                                             Optimum Investment Advisors, LLC
                                                                             100 South Wacker Drive, Suite 2100
                                                                             Chicago, IL 60606
                                                                             (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth Fund        Class A     Long-term capital growth           Calamos(R) Advisors LLC.
                                                                             2020 Calamos Court
                                                                             Naperville, IL 60563
-------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth and         Class A     High long-term total return        Calamos(R) Advisors LLC.
Income Fund                               through growth and current income  2020 Calamos Court
                                                                             Naperville, IL 60563
-------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield Fund    Class A     Highest level of current income    Calamos(R) Advisors LLC.
                                          obtainable with reasonable risk,   2020 Calamos Court
                                          with a secondary objective of      Naperville, IL 60564
                                          capital gain where consistent
                                          with the Fund's primary objective
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                      Long-term capital growth           The Dreyfus Corporation
Fund, Inc.                                                                   200 Park Avenue
                                                                             New York, NY 10166-0039
-------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money         Class B     High level of current income as    The Dreyfus Corporation
Market Fund                               is consistent with preserving      200 Park Avenue
                                          capital                            New York, NY 10166-0039
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value Fund                 To surpass the performance of the  The Dreyfus Corporation
                                          Russell Midcap Value Index         200 Park Avenue
                                                                             New York, NY 10166-0039
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic Value       Class A     Capital appreciation               The Dreyfus Corporation
Fund                                                                         200 Park Avenue
                                                                             New York, NY 10166-0039
-------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core         Class A     Long-term capital appreciation     Quantitative Management Associates LLC
Equity                                                                       100 Mulberry Street
                                                                             Gateway Center 2
                                                                             Newark, NJ 07102-4056
-------------------------------------------------------------------------------------------------------------------------

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                                       69

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Federated Bond                Class A     Current income consistent with     Federated Investment Management Company
                                          preservation of capital            Federated Investors Tower
                                                                             1001 Liberty Avenue
                                                                             Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T     Capital appreciation               Fidelity Management & Research Company
Dividend Growth Fund                                                         82 Devonshire Street
                                                                             Boston, MA 02109-3605
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T     Capital appreciation               Fidelity Management & Research Company
International Capital                                                        82 Devonshire Street
Appreciation Fund                                                            Boston, MA 02109-3605
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Mid       Class T     Long-term growth of capital        Fidelity Management & Research Company
Cap Fund                                                                     82 Devonshire Street
                                                                             Boston, MA 02109-3605
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Real      Class T     Above-average income and           Fidelity Management & Research Company
Estate Fund                               long-term capital growth,          82 Devonshire Street
                                          consistent with reasonable         Boston, MA 02109-3605
                                          investment risk
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Value     Class T     Capital appreciation               Fidelity Management & Research Company
Strategies Fund                                                              82 Devonshire Street
                                                                             Boston, MA 02109-3605
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging        Service     Long-term growth of capital        Goldman Sachs Asset Management, LP
Markets Equity Fund                                                          32 Old Slip
                                                                             New York, NY 10005-3595
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Government      Service     High level of current income,      Goldman Sachs Asset Management, L.P.
Income Fund                               consistent with safety of          32 Old Slip
                                          principal                          New York, NY 10005-3595
--------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH          Class S     Seeks long-term growth of capital  Janus Capital Management
Risk-Managed Core                                                            151 Detroit Street
                                                                             Denver, CO 80206-4805
--------------------------------------------------------------------------------------------------------------------
Janus Adviser                 Class S     Seeks long-term growth of capital  Janus Capital Management
International Growth                                                         151 Detroit Street
                                                                             Denver, CO 80206-4805
--------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus          Class A     Long-term growth of capital        Jennison Associates, L.L.C.
                                                                             466 Lexington Avenue
                                                                             New York, NY 10017
--------------------------------------------------------------------------------------------------------------------
Jennison Small Company        Class A     Capital growth                     Jennison Associates, L.L.C.
                                                                             466 Lexington Avenue
                                                                             New York, NY 10017
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Core       NB Investor   Maximize total return consistent   Neuberger Berman Management LLC
Bond                                      with capital preservation          605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Investment Adviser)

                                                                             Lehman Brothers Asset Management LLC
                                                                             190 S. LaSalle
                                                                             Chicago, IL 60603
                                                                             (Sub-adviser)
--------------------------------------------------------------------------------------------------------------------

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                                       70

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
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners     Advisor     Growth of capital                  Neuberger Berman Management LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Investment Adviser)

                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Trust      Long-term growth of capital by     Neuberger Berman Management LLC
Socially Responsive                       investing primarily in securities  605 Third Avenue, 2nd Floor of companies that meet the Fund's  New York, NY 10158-3698
                                          financial criteria and social      (Investment Adviser)
                                          policy
                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S.      Class R     Maximum total return, consistent   Pacific Investment Management Company LLC
Dollar-Hedged) Fund                       with preservation of capital and   840 Newport Center Drive, Suite 100
                                          prudent investment management      Newport Beach, CA 92660-6398
----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Fund         Class A     Maximum total return, consistent   Pacific Investment Management Company LLC
                                          with preservation of capital and   840 Newport Center Drive, Suite 100
                                          prudent investment management      Newport Beach, CA 92660-6398
----------------------------------------------------------------------------------------------------------------------
Royce Opportunity             Service     Long term growth of capital        Royce & Associates, LLC
                                                                             745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
----------------------------------------------------------------------------------------------------------------------
Royce Value                   Service     Long term growth of capital        Royce & Associates, LLC
                                                                             745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
----------------------------------------------------------------------------------------------------------------------
RS Technology                 Class A     Long-term capital appreciation     RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345
----------------------------------------------------------------------------------------------------------------------
RS Value                      Class A     Long-term capital appreciation     RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345
----------------------------------------------------------------------------------------------------------------------
Security Alpha                Class A     Long-term growth of capital        Security Investors, LLC
Opportunity Fund(R)                                                          One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery St., 2nd floor
                                                                             San Francisco, CA 94133-5164
                                                                             (Sub-adviser)

                                                                             Mainstream Investment Advisers, LLC
                                                                             101 West Spring Street, Suite 401
                                                                             New Albany, IN 47150-3610
                                                                             (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------
Security Capital              Class A     High level of income.              Security Investors, LLC
Preservation Fund                                                            One Security Benefit Place
                                                                             Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------
Security Equity Fund(R)       Class A     Long-term growth of capital        Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security Global Fund          Class A     Long-term growth of capital        Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery St., 2nd floor
                                                                             San Francisco, CA 94133-5164
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------
Security High Yield Fund      Class A     High current income                Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security Large Cap Value      Class A     Long-term growth of capital        Security Investors, LLC
Fund                                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security Mid Cap Growth       Class A     Capital appreciation               Security Investors, LLC
Fund                                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security Mid Cap Value        Class A     Long-term growth of capital        Security Investors, LLC
Fund                                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security Select 25 Fund       Class A     Long-term growth of capital        Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security Small Cap            Class A     Long-term growth of capital        Security Investors, LLC
Growth Fund                                                                  One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
Security U.S.                 Class A     Seeks to provide a high level of   Security Investors, LLC
Intermediate Bond Fund                    interest income with security of   One Security Benefit Place
                                          principal                          Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Capital         Advisor     Long-term capital appreciation by  T. Rowe Price
Appreciation                              investing primarily in common      100 East Pratt Street
                                          stocks.                            Baltimore, MD 21202-1090
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Growth          Class R     Long-term capital growth and       T. Rowe Price
Stock                                     increasing dividend income         100 East Pratt Street
                                          through investing in common        Baltimore, MD 21202-1090
                                          stocks of well-established
                                          companies.
-----------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund      Class A     Capital growth and income through  Van Kampen Asset Management investments in equity securities,  522 Fifth Avenue
                                          including common stocks,           New York, NY 10036
                                          preferred stocks and securities
                                          convertible into common and
                                          preferred stocks
-----------------------------------------------------------------------------------------------------------
Van Kampen Equity and         Class A     Highest possible income            Van Kampen Asset Management
Income Fund                               consistent with safety of          522 Fifth Avenue
                                          principal.  Long term growth of    New York, NY 10036
                                          capital is an important secondary
                                          objective
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE) INVESTMENT OBJECTIVE               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap            Class A     Capital Growth                     Van Kampen Asset Management
Growth Fund                                                                  522 Fifth Avenue
                                                                             New York, NY 10036
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A     Long-term capital appreciation     Wells Fargo Funds Management, LLC
Growth Fund                                                                  525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A     Total return comprised of          Wells Fargo Funds Management, LLC
Large Company Core Fund                   long-term capital appreciation     525 Market Street, 12th Floor
                                          and current income                 San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Matrix Asset Advisors, Inc.
                                                                             747 Third Avenue
                                                                             New York, NY 10017
                                                                             (Sub-adviser)
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A     Long-term capital appreciation     Wells Fargo Funds Management, LLC
Opportunity Fund                                                             525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A     Long-term capital appreciation     Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                         525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       73

                                                      [LOGO] SECURITY BENEFIT(R)


PROSPECTUS                      May 1, 2009

--------------------------------------------------------------------------------
ADVANCEDESIGNS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                --------------------------------
                                                      Important Privacy
                                                       Notice Included

                                                        See Back Cover
                                                --------------------------------

                              Variable annuity contracts issued by
                              Security Benefit Life Insurance
                              Company and offered by Security Distributors, Inc.

--------------------------------------------------------------------------------

                       ADVANCEDESIGNS(SM) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

        ISSUED BY:                                MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care

o     AIM V.I. Global Real Estate

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Direxion Evolution VP All-Cap Equity

o     Direxion Evolution VP Managed Bond

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Janus Aspen Enterprise (formerly Janus Aspen Mid Cap Growth)

o     Janus Aspen INTECH Risk-Managed Core

o     Janus Aspen Janus Portfolio (formerly Janus Aspen Large Cap Growth)

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Global High Yield Bond

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities (formerly Mutual Discovery Securities)

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Small Cap StocksPLUS(R) TR

o     Royce Micro-Cap

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

o     Rydex VT Hedged Equity

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
      Strategies)

--------------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH THE EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009

--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Alpha Opportunity

o     SBL Enhanced Index

o     SBL Equity

o     SBL Global

o     SBL High Yield

o     SBL Large Cap Value

o     SBL Managed Asset Allocation

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Money Market

o     SBL Select 25

o     SBL Small Cap Growth

o     SBL Small Cap Value

o     SBL U.S. Intermediate Bond (formerly SBL Diversified Income)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 71 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.



--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

                                                                            Page

DEFINITIONS...............................................................    5

SUMMARY                                                                       6
   Purpose of the Contract................................................    6
   The Separate Account and the Funds.....................................    6
   Fixed Account..........................................................    7
   Purchase Payments......................................................    7
   Contract Benefits......................................................    7
   Optional Riders........................................................    7
   Free-Look Right........................................................    8
   Charges and Deductions.................................................    8
   Tax-Free Exchanges.....................................................   11
   Contacting the Company.................................................   11

EXPENSE TABLE.............................................................   12
   Contract Owner Transaction Expenses....................................   12
   Periodic Expenses......................................................   12
   Optional Rider Expenses................................................   13
   Example................................................................   14

CONDENSED FINANCIAL INFORMATION...........................................   15

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
   FUNDS                                                                     24
   Security Benefit Life Insurance Company................................   24
   Published Ratings......................................................   24
   Separate Account.......................................................   24
   Underlying Funds.......................................................   24

THE CONTRACT..............................................................   26
   General................................................................   26
   Important Information About Your Benefits Under the Contract...........   26
   Application for a Contract.............................................   27
   Optional Riders........................................................   27
   Guaranteed Minimum Income Benefit......................................   28
   6% Dollar for Dollar Guaranteed Minimum Income Benefit.................   28
   Annual Stepped Up Death Benefit........................................   29
   Guaranteed Growth Death Benefit........................................   30
   Combined Annual Stepped Up and Guaranteed Growth Death Benefit.........   30
   Enhanced Death Benefit.................................................   31
   Combined Enhanced and Annual Stepped Up Death Benefit..................   31
   Combined Enhanced and Guaranteed Growth Death Benefit..................   32
   Combined Enhanced, Annual Stepped Up, and Guaranteed Growth
      Death Benefit.......................................................   32
   6% Dollar for Dollar Guaranteed Minimum Income Benefit and
      Guaranteed Minimum Death Benefit....................................   32
   Guaranteed Minimum Withdrawal Benefit..................................   34
   Total Protection.......................................................   35
   Extra Credit...........................................................   36
   Waiver of Withdrawal Charge............................................   37
   Alternate Withdrawal Charge............................................   37
   Purchase Payments......................................................   38
   Automatic Bonus Credit.................................................   38
   Allocation of Purchase Payments........................................   39
   Dollar Cost Averaging Option...........................................   39
   Asset Reallocation Option..............................................   40
   Transfers of Contract Value............................................   40
   Contract Value.........................................................   43
   Determination of Contract Value........................................   44
   Cut-Off Times..........................................................   44
   Full and Partial Withdrawals...........................................   45
   Systematic Withdrawals.................................................   46
   Free-Look Right........................................................   46
   Death Benefit..........................................................   46
   Distribution Requirements..............................................   47
   Death of the Annuitant.................................................   47

CHARGES AND DEDUCTIONS....................................................   48
   Contingent Deferred Sales Charge.......................................   48
   Mortality and Expense Risk Charge......................................   48
   Administration Charge..................................................   49
   Account Administration Charge..........................................   49
   Premium Tax Charge.....................................................   49
   Loan Interest Charge...................................................   49
   Other Charges..........................................................   49
   Variations in Charges..................................................   49
   Optional Rider Charges.................................................   50
   Guarantee of Certain Charges...........................................   52
   Underlying Fund Expenses...............................................   52

ANNUITY PERIOD............................................................   52
   General................................................................   52
   Annuity Options........................................................   53
   Selection of an Option.................................................   55

THE FIXED ACCOUNT.........................................................   55
   Interest...............................................................   55
   DCA Plus Account.......................................................   56
   Death Benefit..........................................................   56
   Contract Charges.......................................................   56
   Transfers and Withdrawals from the Fixed Account.......................   57
   Payments from the Fixed Account........................................   57

MORE ABOUT THE CONTRACT...................................................   57
   Ownership..............................................................   57
   Designation and Change of Beneficiary..................................   57
   Dividends..............................................................   58
   Payments from the Separate Account.....................................   58
   Proof of Age and Survival..............................................   58
   Misstatements..........................................................   58
   Loans                                                                     58
   Restrictions on Withdrawals from Qualified Plans.......................   59

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                                                                            Page
   Restrictions Under the Texas
      Optional Retirement Program.........................................   60

FEDERAL TAX MATTERS.......................................................   60
   Introduction...........................................................   60
   Tax Status of the Company and the Separate Account.....................   61
   Income Taxation of Annuities in General--Non-Qualified Plans...........   61
   Additional Considerations..............................................   62
   Qualified Plans........................................................   63
   Other Tax Considerations...............................................   67

OTHER INFORMATION.........................................................   67
   Investment Advisory Fees...............................................   67
   Voting of Underlying Fund Shares.......................................   67
   Substitution of Investments............................................   68
   Changes to Comply with Law and Amendments..............................   68
   Reports to Owners......................................................   68
   Electronic Privileges..................................................   69
   State Variations.......................................................   69
   Legal Proceedings......................................................   69
   Legal Matters..........................................................   69
   Sale of the Contract...................................................   69

PERFORMANCE INFORMATION...................................................   71

ADDITIONAL INFORMATION....................................................   71
   Registration Statement.................................................   71
   Financial Statements...................................................   71

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.................   71

OBJECTIVES FOR UNDERLYING FUNDS...........................................   73

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS CREDIT -- An amount added to Contract Value under the Automatic Bonus Credit Rider.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See the "Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:


o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care

o     AIM V.I. Global Real Estate

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Direxion Evolution VP All-Cap Equity

o     Direxion Evolution VP Managed Bond

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Janus Aspen Enterprise (formerly Janus Aspen Mid Cap Growth)

o     Janus Aspen INTECH Risk-Managed Core

o     Janus Aspen Janus Portfolio (formerly Janus Aspen Large Cap Growth)

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Global High Yield Bond

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities (formerly Mutual Discovery Securities)

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Small Cap StocksPLUS(R) TR

o     Royce Micro-Cap

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

o     Rydex VT Hedged Equity

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
      Strategies)

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Alpha Opportunity

o     SBL Enhanced Index

o     SBL Equity

o     SBL Global

o     SBL High Yield

o     SBL Large Cap Value

o     SBL Managed Asset Allocation

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Money Market

o     SBL Select 25

o     SBL Small Cap Growth

o     SBL Small Cap Value

o     SBL U.S. Intermediate Bond (formerly SBL Diversified Income)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


================================================================================

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See "The Fixed Account."

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%; (1)

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

(1) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

   PURCHASE PAYMENT OR                WITHDRAWAL
BONUS CREDIT AGE (IN YEARS)             CHARGE
------------------------------------------------
            1                             7%
            2                             7%
            3                             6%
            4                             5%
            5                             4%
            6                             3%
            7                             2%
        8 and over                        0%
------------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount's average daily net

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                         ANNUAL MORTALITY AND EXPENSE
CONTRACT VALUE                                   RISK CHARGE
---------------------------------------------------------------------
Less than $25,000                                   1.45%
At least $25,000 but less than
   $100,000                                         1.30%
$100,000 or more                                    1.20%
-------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                        Annual
                                                                           Rate(1)   Rider Charge
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                            3%         0.15%
                                                                             5%         0.30%
-------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                       6%         0.60%
-------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                             ---         0.20%
-------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                              3%         0.10%
                                                                             5%         0.20%
                                                                             6%(2)      0.25%
                                                                             7%(2)      0.30%
-------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit               5%         0.25%
-------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                      ---         0.25%
-------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                       ---         0.35%
-------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                        5%         0.35%
-------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit     5%         0.40%
-------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed
Minimum Death Benefit                                                        6%         0.85%
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                       ---         0.45%(3)
-------------------------------------------------------------------------------------------------
Total Protection                                                            ---         0.85%(4)
-------------------------------------------------------------------------------------------------
Extra Credit(5)                                                              3%         0.40%
                                                                             4%         0.55%
                                                                             5%         0.70%
-------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                 ---         0.05%
-------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                             0-Year       0.70%
                                                                           4-Year       0.60%(7)
-------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPENSE TABLE

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your
Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and
Expense Risk Charge."
--------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                  None
--------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to
   Purchase Payments)                                                               7%(1)
--------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                      None
--------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the
Underlying Funds.
--------------------------------------------------------------------------------------------
   Account Administration Charge                                                    $30(2)
--------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                        2.5%
--------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                      1.45%(4)
--------------------------------------------------------------------------------------------
      Annual Administration Charge                                                  0.15%
--------------------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                                     1.60%(5)
--------------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                        3.20%
--------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.5% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.5%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.45%; At least $25,000 but less than $100,000 - 1.30%; $100,000 or more - 1.20%. Any mortality and expense risk charge above the minimum charge of 1.20% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                    Interest      Annual
                                                                                     Rate(1)    Rider Charge
------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                 3%         0.15%
                                                                                        5%         0.30%
------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                  6%         0.60%
------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                  ---         0.20%
------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                   3%         0.10%
                                                                                        5%         0.20%
                                                                                        6%(2)      0.25%
                                                                                        7%(2)      0.30%
------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death
Benefit Rider                                                                           5%         0.25%
------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                           ---         0.25%
------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                            ---         0.35%
------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                             5%         0.35%
------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider         5%         0.40%
------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                           6%         0.85%
------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                            ---         0.45%(3)
------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                 ---         0.85%(3)
------------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                   3%         0.40%
                                                                                        4%         0.55%
                                                                                        5%         0.70%
------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                      ---         0.05%
------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(5)                                                 0-Year        0.70%
                                                                                     4-Year        0.60%(6)
------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(6) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issued your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                              MINIMUM    MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund                                   0.65%      2.43%
Operating Expenses(1)
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008.

(2) The actual minimum and maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2008 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 2.37% respectively. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                             1         3         5        10
                                            YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of the                $ 1,192   $ 2,214   $ 3,135   $ 5,481
applicable time period
--------------------------------------------------------------------------------
If you do not surrender or                $   565   $ 1,683   $ 2,786   $ 5,481
you annuitize your Contract
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


                                              2008          2007        2006(3)         2005        2004(2)        2003      2002(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     14.30   $     14.74   $     13.63   $     13.50   $     12.72         ---        ---
   End of period ......................   $      6.58   $     14.30   $     14.74   $     13.63   $     13.50   $   12.72        ---
Accumulation units outstanding
at the end of period ..................       471,292       490,400       772,595       877,032       482,437      37,206        ---
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.84   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      4.98   $      9.84           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       813,539       993,524           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     13.34   $     12.46   $     12.36   $     11.94   $     11.59         ---        ---
   End of period ......................   $      9.11   $     13.34   $     12.46   $     12.36   $     11.94   $   11.59        ---
Accumulation units outstanding
at the end of period ..................        44,983        44,484        45,556        39,879        23,325       6,795        ---
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     22.52   $     24.91   $     18.24   $     16.68   $     12.75         ---        ---
   End of period ......................   $     11.94   $     22.52   $     24.91   $     18.24   $     16.68   $   12.75        ---
Accumulation units outstanding
at the end of period ..................       234,077       249,232       272,507       265,785       161,870      22,672        ---
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     17.47   $     15.95   $     13.03   $     11.56   $     10.00         ---        ---
   End of period ......................   $      9.95   $     17.47   $     15.95   $     13.03   $     11.56         ---        ---
Accumulation units outstanding
at the end of period ..................     1,783,140     1,782,347     1,016,213       827,995       490,166         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     15.16   $     14.49   $     13.64   $     13.28   $     12.21         ---        ---
   End of period ......................   $     10.35   $     15.16   $     14.49   $     13.64   $     13.28   $   12.21        ---
Accumulation units outstanding
at the end of period ..................        68,266        51,565        45,177        31,329        12,624         888        ---
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.20   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.65   $      9.20           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................         1,160             0           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2008          2007         2006(3)        2005        2004(2)        2003      2002(1)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     12.75   $     11.02   $     11.91   $     12.20   $     11.52         ---        ---
   End of period ......................   $      7.12   $     12.75   $     11.02   $     11.91   $     12.20   $   11.52        ---
Accumulation units outstanding
at the end of period ..................       152,294       194,345     1,861,578     1,292,125       775,279     143,494        ---
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     13.79   $     15.22   $     13.42   $     13.37   $     12.23         ---        ---
   End of period ......................   $      9.67   $     13.79   $     15.22   $     13.42   $     13.37   $   12.23        ---
Accumulation units outstanding
at the end of period ..................     1,459,245     2,484,929     2,180,020     1,326,794       714,068     132,193        ---
------------------------------------------------------------------------------------------------------------------------------------
DIREXION EVOLUTION VP ALL-CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     11.45   $     11.60   $     10.75   $     10.23   $     10.00         ---        ---
   End of period ......................   $      8.07   $     11.45   $     11.60   $     10.75   $     10.23         ---        ---
Accumulation units outstanding
at the end of period ..................     1,476,478     1,899,707     1,869,403       608,262       102,089         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
DIREXION EVOLUTION VP MANAGED BOND
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      8.76   $      9.05   $      9.25   $     10.08   $     10.00         ---        ---
   End of period ......................   $      8.65   $      8.76   $      9.05   $      9.25   $     10.08         ---        ---
Accumulation units outstanding
at the end of period                          897,725     1,000,016     1,098,288       358,195        74,722         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.93   $      9.98   $     10.02   $     10.11   $     10.00         ---        ---
   End of period ......................   $      6.15   $     10.93   $      9.98   $     10.02   $     10.11         ---        ---
Accumulation units outstanding
at the end of period ..................        38,403        28,003        23,895        14,652           299         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     13.96   $     14.04   $     11.98   $     11.20   $     10.00         ---        ---
   End of period ......................   $      8.36   $     13.96   $     14.04   $     11.98   $     11.20         ---        ---
Accumulation units outstanding
at the end of period ..................       613,190       652,726       872,239       754,900       443,735         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.03   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.75   $     10.03           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        62,277         1,541           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.26   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.94   $      9.26           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        12,261             0           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE (FORMERLY JANUS
ASPEN MID CAP GROWTH)(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.71   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.76   $     10.71           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       844,080        13,091           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTECH RISK-MANAGED CORE(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.33   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.31   $     10.33           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................     1,183,997     1,378,572           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO (FORMERLY
JANUS ASPEN LARGE CAP GROWTH)(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.49   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.04   $     10.49           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................     1,940,390     1,124,269           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.80   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.58   $      9.80           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        10,445         8,603           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL
HIGH YIELD BOND(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.07   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.67   $     10.07           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       577,032           433           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP
GROWTH(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.23   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.81   $     10.23           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       780,999         2,770           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT RESEARCH INTERNATIONAL(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.45   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.75   $     10.45           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        20,237         2,850           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.92   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      7.37   $      9.92           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        10,539           593           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT UTILITIES(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     11.03   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.57   $     11.03           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        17,899        76,883           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
(FORMERLY MUTUAL DISCOVERY
SECURITIES)(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.04   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.88   $     10.04           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       811,721       832,817           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT
SOCIALLY RESPONSIVE(4)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     16.66   $     16.21   $     10.00           ---           ---         ---        ---
   End of period ......................   $      9.66   $     16.66   $     16.21           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................         7,623           225           219           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.13   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.91   $     10.13           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       102,403     1,762,644           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     16.80   $     17.80   $     16.22   $     15.44   $     13.53         ---        ---
   End of period ......................   $      9.97   $     16.80   $     17.80   $     16.22   $     15.44   $   13.53        ---
Accumulation units outstanding
at the end of period                          547,894       638,582       433,924       316,481       260,470      27,124        ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     12.14   $     11.70   $     11.68   $     11.49   $     10.76         ---        ---
   End of period ......................   $      9.78   $     12.14   $     11.70   $     11.68   $     11.49   $   10.76        ---
Accumulation units outstanding
at the end of period ..................        51,992        86,045        50,467        26,867        13,198       2,219        ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN
STRATEGY(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     11.57   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.22   $     11.57           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        15,487       520,576           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.40   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      8.50   $     10.40           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        25,435         5,788           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND
(U.S. DOLLAR-HEDGED) (5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.06   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      9.40   $     10.06           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................     1,115,345           183           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.44   $      9.19   $      9.23   $      9.55   $      9.79         ---        ---
   End of period ......................   $      9.00   $      9.44   $      9.19   $      9.23   $      9.55   $    9.79        ---
Accumulation units outstanding
at the end of period ..................     1,693,978     2,309,209     2,401,085     2,176,629     1,113,994     151,464        ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.78   $     10.18   $     10.55   $     10.80   $     10.36         ---        ---
   End of period ......................   $      9.59   $     10.78   $     10.18   $     10.55   $     10.80   $   10.36        ---
Accumulation units outstanding
at the end of period ..................       261,851       227,675       356,743       305,978       200,767       6,732        ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT SMALL CAP STOCKSPLUS(R) TR(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.35   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      6.68   $     10.35           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................         1,139             0           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.65   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.24   $      9.65           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       230,081         1,393           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY (FORMERLY
RYDEX VT SECTOR ROTATION)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     17.63   $     15.00   $     14.07   $     12.92   $     12.19         ---        ---
   End of period ......................   $     10.00   $     17.63   $     15.00   $     14.07   $     12.92   $   12.19        ---
Accumulation units outstanding
at the end of period ..................       112,378       216,902       193,612       146,776       115,452       5,095        ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO AGGRESSIVE(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.28   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      7.38   $     10.28           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................             0             0           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO CONSERVATIVE(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.27   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      8.77   $     10.27           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       103,489         5,553           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO MODERATE(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.27   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      8.11   $     10.27           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        18,046           796           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT HEDGED EQUITY(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.94   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      7.25   $      9.94           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................         1,459           894           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-CAP CORE EQUITY(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.24   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      7.38   $      9.24           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period                                0             0           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-HEDGE STRATEGIES
(FORMERLY RYDEX VT RYDEX VT ABSOLUTE
RETURN STRATEGIES)(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.94   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      7.73   $      9.94           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        13,896         1,803           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE (FORMERLY SBL EQUITY
INCOME)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     11.78   $     11.97   $     10.52   $     10.59   $      9.67         ---        ---
   End of period ......................   $      6.95   $     11.78   $     11.97   $     10.52   $     10.59   $    9.67        ---
Accumulation units outstanding
at the end of period ..................       129,452       188,684       198,201       492,064       272,765      11,423        ---
------------------------------------------------------------------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     15.57   $     13.76   $     12.71   $     12.44   $     11.55         ---        ---
   End of period ......................   $      9.76   $     15.57   $     13.76   $     12.71   $     12.44   $   11.55        ---
Accumulation units outstanding
at the end of period ..................        29,746        32,541        21,266        17,302        15,207         169        ---
------------------------------------------------------------------------------------------------------------------------------------
SBL ENHANCED INDEX
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.36   $     10.71   $      9.68   $      9.63   $      9.15         ---        ---
   End of period ......................   $      6.19   $     10.36   $     10.71   $      9.68   $      9.63   $    9.15        ---
Accumulation units outstanding
at the end of period ..................       195,909       234,147     1,398,153        59,137       121,648      10,228        ---
------------------------------------------------------------------------------------------------------------------------------------
SBL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      8.77   $      9.64   $      8.92   $      8.93   $      8.65   $    7.42   $   8.97
   End of period ......................   $      5.26   $      8.77   $      9.64   $      8.92   $      8.93   $    8.65   $   7.42
Accumulation units outstanding
at the end of period ..................       114,623       149,525       892,637       495,482       317,502     118,225     32,942
------------------------------------------------------------------------------------------------------------------------------------
SBL GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     14.74   $     14.14   $     12.59   $     11.58   $     10.18   $    7.41   $   9.56
   End of period ......................   $      8.69   $     14.74   $     14.14   $     12.59   $     11.58   $   10.18   $   7.41
Accumulation units outstanding
at the end of period ..................       721,760       784,775     1,193,195       564,554       396,190     149,380     16,179
------------------------------------------------------------------------------------------------------------------------------------
SBL HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     12.09   $     12.38   $     11.63   $     11.70   $     10.95   $    9.40   $   9.96
   End of period ......................   $      8.11   $     12.09   $     12.38   $     11.63   $     11.70   $   10.95   $   9.40
Accumulation units outstanding
at the end of period ..................     1,221,949     1,625,290     1,548,976     1,269,255       662,871     147,317     28,924
------------------------------------------------------------------------------------------------------------------------------------
SBL LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................           ---           ---   $      8.55   $      8.64   $      8.74   $    7.36   $   8.73
   End of period ......................           ---           ---           ---   $      8.55   $      8.64   $    8.74   $   7.36
Accumulation units outstanding
at the end of period ..................           ---           ---           ---     1,292,926       617,257     107,263     28,836
------------------------------------------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     12.31   $     12.15   $     10.40   $      9.83   $      9.27   $    7.51   $   9.51
   End of period ......................   $      7.40   $     12.31   $     12.15   $     10.40   $      9.83   $    9.27   $   7.51
Accumulation units outstanding
at the end of period ..................       521,449       846,347       824,862        67,746        63,353      25,741     27,124
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
SBL MAIN STREET GROWTH AND INCOME(R)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................           ---           ---   $      9.84   $      9.75   $      9.37   $    7.75   $   9.43
   End of period ......................           ---           ---           ---   $      9.84   $      9.75   $    9.37   $   7.75
Accumulation units outstanding
at the end of period ..................           ---           ---           ---       112,272        89,790      90,456     15,028
------------------------------------------------------------------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     11.88   $     11.71   $     10.91   $     10.92   $     10.30         ---        ---
   End of period ......................   $      8.28   $     11.88   $     11.71   $     10.91   $     10.92   $   10.30        ---
Accumulation units outstanding
at the end of period ..................        84,209       130,561        77,481        43,635        34,605      21,211        ---
------------------------------------------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.54   $     11.13   $     11.08   $     10.73   $     10.18   $    6.80   $   9.00
   End of period ......................   $      5.49   $      9.54   $     11.13   $     11.08   $     10.73   $   10.18   $   6.80
Accumulation units outstanding
at the end of period ..................       239,902     1,369,694     1,445,861       838,334       340,357     105,877     16,426
------------------------------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     16.46   $     16.88   $     15.37   $     13.82   $     11.37   $    7.70   $   9.66
   End of period ......................   $     11.27   $     16.46   $     16.88   $     15.37   $     13.82   $   11.37   $   7.70
Accumulation units outstanding
at the end of period ..................       707,976     1,242,234     1,046,899       545,001       310,662      75,461     14,448
------------------------------------------------------------------------------------------------------------------------------------
SBL MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      8.91   $      8.89   $      8.89   $      9.04   $      9.38   $    9.74   $   9.92
   End of period ......................   $      8.71   $      8.91   $      8.89   $      8.89   $      9.04   $    9.38   $   9.74
Accumulation units outstanding
at the end of period ..................     3,195,717     1,675,131     1,317,807     1,430,503       652,481     241,737      5,425
------------------------------------------------------------------------------------------------------------------------------------
SBL SELECT 25
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      8.58   $      9.55   $      9.28   $      8.67   $      8.11         ---        ---
   End of period ......................   $      5.17   $      8.58   $      9.55   $      9.28   $      8.67   $    8.11        ---
Accumulation units outstanding
at the end of period ..................       114,388       156,770       381,506         7,391         5,798       5,028        ---
------------------------------------------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     13.08   $     12.94   $     12.85   $     12.49   $     11.13   $    7.43   $   9.10
   End of period ......................   $      6.61   $     13.08   $     12.94   $     12.85   $     12.49   $   11.13   $   7.43
Accumulation units outstanding
at the end of period ..................       284,081     1,144,970     1,169,729       317,696       163,559      10,489      4,650
------------------------------------------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     17.27   $     16.36   $     15.07   $     13.74   $     11.93   $    8.26   $  10.17
   End of period ......................   $     10.15   $     17.27   $     16.36   $     15.07   $     13.74   $   11.93   $   8.26
Accumulation units outstanding
at the end of period ..................        52,104        88,781        69,570        50,973        34,576       8,353      1,479
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

                                              2008          2007        2006(3)         2005        2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------------------
SBL SOCIAL AWARENESS
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................           ---           ---   $      9.11   $      9.06   $      9.00         ---        ---
   End of period ......................           ---           ---           ---   $      9.11   $      9.06   $    9.00        ---
Accumulation units outstanding
at the end of period ..................           ---           ---           ---         1,318           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
SBL U.S. INTERMEDIATE BOND (FORMERLY
SBL DIVERSIFIED INCOME)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.87   $     10.02   $     10.08   $     10.34   $     10.41   $   10.53   $  10.15
   End of period ......................   $      8.63   $      9.87   $     10.02   $     10.08   $     10.34   $   10.41   $  10.53
Accumulation units outstanding
at the end of period ..................     1,330,485       788,527     2,481,624     1,968,468     1,341,795     282,307     48,362
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $      9.49   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      5.83   $      9.49           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................        11,224         2,377           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................   $     10.28   $     10.00           ---           ---           ---         ---        ---
   End of period ......................   $      9.99   $     10.28           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period ..................       650,189       928,994           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS
EQUITY(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $     11.64   $     10.00           ---           ---           ---         ---        ---
   End of period.......................   $      4.82   $     11.64           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period...................        53,532        82,774           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $      9.88   $     10.00           ---           ---           ---         ---        ---
   End of period.......................   $      7.31   $      9.88           ---           ---           ---         ---        ---
Accumulation units outstanding
at the end of period...................        12,321             0           ---           ---           ---         ---        ---
------------------------------------------------------------------------------------------------------------------------------------

(1)   For the period of June 1, 2002 (date of inception) through December 31,
      2002.

(2) For the period of time of April 29, 2004 (date of inception) through December 31, 2004 for the AIM V.I. International Growth, Direxion Evolution VP All-Cap Equity (formerly Evolution Managed Equity), Direxion Evolution VP Managed Bond (formerly Evolution Managed Bond), Dreyfus IP Technology Growth, and Dreyfus VIF International Value Subaccounts.

(3) For the period of time of January 1, 2006 through June 16, 2006 for the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index), and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index, and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those subaccounts.

(4) For the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(5) Ffor the period August 1, 2007 (the date first publicly offered) to December 31, 2007.


--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees, and/or other payments that range in total from 0.15% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;(1)

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

(1) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

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                                       27

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      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT (FORMERLY DOLLAR FOR DOLLAR LIVING BENEFIT) -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

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      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

---------------------------------------------------------
PAYMENT FREQUENCY               TOTAL NUMBER OF PAYMENTS
---------------------------------------------------------
     Monthly                               180
    Quarterly                              60
   Semiannual                              30
     Annual                                15
---------------------------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

      This rider is available only if the age of the Annuitant at the time the rider is issued is 79 or younger.

      Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during

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the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any

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uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the

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                                       31
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death benefit will be the Contract Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT (FORMERLY DOLLAR FOR DOLLAR COMBINATION BENEFIT) -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

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                                       32
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1.    The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

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      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

------------------------------------------------
      ANNUAL                     BENEFIT AMOUNT*
WITHDRAWAL AMOUNT*
------------------------------------------------
        5%                            130%
        6%                            110%
        7%                            100%
------------------------------------------------

*A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the

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Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.


      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified Contract.


TOTAL PROTECTION -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the

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                                       35

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Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed
Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.


      Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before purchasing the Total Protection rider or resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract. Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before purchasing the Total Protection rider or resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both the Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to

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                                       36

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exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

------------------------------------------------
                          RATE OF RETURN (NET OF
INTEREST RATE                   EXPENSES)
------------------------------------------------
      3%                         -5.00%
      4%                         -1.50%
      5%                          0.80%
------------------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select

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one of the following schedules at the time of purchase of the rider, which is available only at issue.

         0-YEAR SCHEDULE                               4-YEAR SCHEDULE
-------------------------------------------------------------------------------
                                                 PURCHASE
PURCHASE PAYMENT          WITHDRAWAL         PAYMENT AGE (IN          WITHDRAWAL
 AGE (IN YEARS)             CHARGE                YEARS)                CHARGE
--------------------------------------------------------------------------------
   0 and over                 0%                    1                     7%
                                                    2                     7%
                                                    3                     6%
                                                    4                     5%
                                                5 and over                0%
--------------------------------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

AUTOMATIC BONUS CREDIT -- During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007;
(2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated

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--------------------------------------------------------------------------------

among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been

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                                       39

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--------------------------------------------------------------------------------

transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis or one quarter if transfers were made on a quarterly basis before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers,

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                                       40

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frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       41

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
----------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                    ROUND TRIP
                                      SUBACCOUNT                                    TRANSFERS
----------------------------------------------------------------------------------------------
SBL Money Market                                                                     Unlimited
----------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA             6(1)
----------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care,        4(1)
AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap
Core Equity, Direxion Evolution VP All-Cap Equity, Direxion Evolution VP Managed
Bond, Franklin Income Securities, Franklin Small Cap Value Securities, Legg
Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global
High Yield Bond, Legg Mason Partners Variable Small Cap Growth, Mutual Global
Discovery Securities, Neuberger Berman AMT Socially Responsive, PIMCO VIT All
Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond,
PIMCO VIT Foreign Bond (U.S. Dollar Hedged), PIMCO VIT Low Duration, PIMCO VIT
Real Return, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT All-Cap Opportunity,
Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio
Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity,
Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies, SBL All Cap
Value, SBL Alpha Opportunity, SBL Enhanced Index, SBL Equity, SBL Global, SBL
High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap
Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap
Value, SBL U.S. Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT
Government, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Equity and
Income
----------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                         3(1)
----------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American
Century VP Value                                                                        2(1)
----------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT
Utilities,                                                                              2(2)
----------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth, Dreyfus VIF International Value                           2(4)
----------------------------------------------------------------------------------------------
Janus Aspen Enterprise, Janus Aspen INTECH Risk Managed Core, Janus Aspen Janus
Portfolio                                                                               1(3)
----------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying

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                                       42

--------------------------------------------------------------------------------

Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be

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                                       43

--------------------------------------------------------------------------------

adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.20%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 1.20% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans,

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                                       44

--------------------------------------------------------------------------------

transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to

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                                       45

--------------------------------------------------------------------------------

decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of

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                                       46

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the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

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                                       47

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CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the Bonus Credits for purposes of assessing the withdrawal charge. As such, the Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

    PURCHASE PAYMENT OR                  WITHDRAWAL
BONUS CREDIT AGE (IN YEARS)                CHARGE
---------------------------------------------------
           1                                 7%
           2                                 7%
           3                                 6%
           4                                 5%
           5                                 4%
           6                                 3%
           7                                 2%
      8 and over                             0%
---------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                          ANNUAL MORTALITY AND
CONTRACT VALUE                            EXPENSE RISK CHARGE
--------------------------------------------------------------
Less than $25,000                               1.45%
At least $25,000 but less than
   $100,000                                     1.30%
$100,000 or more                                1.20%
--------------------------------------------------------------

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                                       48

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These amounts are also deducted during the Annuity Period. Under Options 5 and
6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

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                                       49

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OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one Rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%.

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OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                 Annual
                                                                                    Rate(1)   Rider Charge
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                     3%          0.15%
                                                                                      5%          0.30%
----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                6%          0.60%
----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                      ---          0.20%
----------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                       3%          0.10%
                                                                                      5%          0.20%
                                                                                      6%(2)       0.25%
                                                                                      7%(2)       0.30%
----------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                        5%          0.25%
----------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                               ---          0.25%
----------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                ---          0.35%
----------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                 5%          0.35%
----------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit              5%          0.45%
----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                         6%          0.85%
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                ---          0.45%(3)
----------------------------------------------------------------------------------------------------------
Total Protection                                                                     ---          0.85%(4)
----------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                       3%          0.40%
                                                                                      4%          0.55%
                                                                                      5%          0.70%
----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                          ---          0.05%
----------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                      0-Year        0.70%
                                                                                    4-Year        0.60%(7)
----------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

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GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.45% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot

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make partial withdrawals or surrender his or her annuity for the Withdrawal
Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have

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been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable

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annuity payments are allocated to more than one Subaccount, the number of
Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

      The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account option and Loan Account are important to you, you should not select the foregoing optional riders.



      If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."


      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed

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Account will be guaranteed for rolling periods of one or more years (each a
"Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DCA PLUS ACCOUNT -- The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.

      The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.

      You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased a 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Extra Credit Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes

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allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company

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at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. If loans are available in your state, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account

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within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.7%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distri-

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butions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters." If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a

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Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distri-

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butions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee

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upon termination of a qualified plan, and in the case of an immediate annuity.
An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum

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distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account,

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although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and converstions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA

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after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION


INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.


      We have entered into an agreement with an investment adviser, Vantage Advisors, LLC, to provide asset allocation services in connection with the Contract. In providing such asset allocation services, Vantage Advisors currently uses the Ibbotson Asset Allocation Program, a proprietary asset allocation and rebalancing program developed by Ibbotson Associates Advisors, LLC. We pay Vantage Advisors a monthly fee, which is based on the aggregate Contract Value of those Contracts for which Owners have retained Vantage Advisors to provide such services. Vantage Advisors has agreed that it will not charge Owners for its asset allocation services provided in connection with the Contract for so long as its agreement with the Company is in effect. You should consult with your representative for details regarding Vantage Advisors' services.

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders

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eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

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ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008,

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2007, and 2006, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., and Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving,

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                                       70
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--------------------------------------------------------------------------------

or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.




PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until June 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Advance Designs Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the AdvanceDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

   Administrative Services for Certain Owners

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic                 Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Value Fund                                                                        11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1179
                                                                                  (Investment Adviser)

                                                                                  AIM Funds Management Inc., 5140 Yonge Street,
                                                                                  Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                                  (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One
                                                                                  Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                                  Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc., 1166
                                                                                  Avenue of the Americas, New York, NY 10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                                  Japan (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland GmbH,
                                                                                  Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins
                                                                                  Street, Level 26, Melbourne Vic 3000,
                                                                                  Australia (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------

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                                       73

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital               Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Development                                                                       11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1179
                                                                                  (Investment Adviser)

                                                                                  AIM Funds Management Inc., 5140 Yonge Street,
                                                                                  Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                                  (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One
                                                                                  Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                                  Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc., 1166
                                                                                  Avenue of the Americas, New York, NY 10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                                  Japan (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland GmbH,
                                                                                  Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins
                                                                                  Street, Level 26, Melbourne Vic 3000,
                                                                                  Australia (Sub-adviser)

-------------------------------------------------------------------------------------------------------------------------------

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                                       74

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                 Series I      Capital growth                      Invesco Aim Advisors, Inc.
Health Care Fund                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1182
                                                                                  (Investment Adviser)

                                                                                  AIM Funds Management Inc., 5140 Yonge Street,
                                                                                  Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                                  (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One
                                                                                  Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                                  Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc., 1166
                                                                                  Avenue of the Americas, New York, NY 10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                                  Japan (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland GmbH,
                                                                                  Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins
                                                                                  Street, Level 26, Melbourne Vic 3000,
                                                                                  Australia (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       75

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                 Series I      High total return through growth    Invesco Aim Advisors, Inc.
Real Estate Fund                              of capital and current income.      11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1173
                                                                                  (Investment Advisor)

                                                                                  AIM Funds Management Inc., 5140 Yonge Street,
                                                                                  Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                                  (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One
                                                                                  Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                                  Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc., 1166
                                                                                  Avenue of the Americas, New York, NY 10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                                  Japan (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland GmbH,
                                                                                  Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins
                                                                                  Street, Level 26, Melbourne Vic 3000,
                                                                                  Australia (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       76

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International         Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Growth Fund                                                                       11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1183
                                                                                  (Investment Adviser)

                                                                                  AIM Funds Management Inc., 5140 Yonge Street,
                                                                                  Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                                  (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One
                                                                                  Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                                  Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc., 1166
                                                                                  Avenue of the Americas, New York, NY 10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                                  Japan (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland GmbH,
                                                                                  Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins
                                                                                  Street, Level 26, Melbourne Vic 3000,
                                                                                  Australia (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       77

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap               Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Core Equity Fund                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1184
                                                                                  (Investment Adviser)

                                                                                  AIM Funds Management Inc., 5140 Yonge Street,
                                                                                  Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                                  (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One
                                                                                  Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                                  Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc., 1166
                                                                                  Avenue of the Americas, New York, NY 10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                                  Japan (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland GmbH,
                                                                                  Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins
                                                                                  Street, Level 26, Melbourne Vic 3000,
                                                                                  Australia (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid         Class II      Seeks long-term growth with         American Century Investment Management, Inc.
Cap Value Fund                                income as a secondary objective.    4500 Main Street
                                                                                  Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------------
American Century                Class II      Long-term capital growth            American Century Investment Management, Inc.
VP Ultra(R) Fund                                                                  4500 Main Street
                                                                                  Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------------
American Century                Class II      Seeks long-term capital growth      American Century Investment Management, Inc.
VP Value Fund                                 with income as a secondary          4500 Main Street
                                              objective                           Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Direxion Evolution VP                         High total rate of return           Rafferty Asset Management, LLC
All-Cap Equity Fund                                                               33 Whitehall Street, 10th Floor
                                                                                  New York, NY 10004-2114
                                                                                  (Investment Adviser)

                                                                                  Flexible Plan Investments, Ltd.
                                                                                  3883 Telegraph Road, Suite 100
                                                                                  Bloomfield Hills, MI 48302-1432
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
Direxion Evolution VP                         High total rate of return           Rafferty Asset Management, LLC
Managed Bond Fund                                                                 33 Whitehall Street, 10th Floor
                                                                                  New York, NY 10004-2114
                                                                                  (Investment Adviser)

                                                                                  Flexible Plan Investments, Ltd.
                                                                                  3883 Telegraph Road, Suite 100
                                                                                  Bloomfield Hills, MI 48302-1432
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology           Service       Capital appreciation                The Dreyfus Corporation
Growth Portfolio                                                                  200 Park Avenue
                                                                                  New York, NY 10166-0039
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                     Service       Long-term capital growth            The Dreyfus Corporation
International                                                                     200 Park Avenue
Value Portfolio                                                                   New York, NY 10166-0039
-------------------------------------------------------------------------------------------------------------------------------
Franklin Income                 Class II      Maximize income while maintaining   Franklin Advisers, Inc.
Securities                                    prospects for capital               One Franklin Parkway
                                              appreciation.                       San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value        Class II      Long-term total return              Franklin Advisory Services, LLC
Securities                                                                        One Parker Plaza, Ninth Floor
                                                                                  Fort Lee, NJ 07024-2920
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise          Service       Seeks long-term growth of capital   Janus Capital Management LLC
                                                                                  151 Detroit Street
                                                                                  Denver, CO 80206-4805
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH              Service       Seeks long-term growth of capital   Janus Capital Management LLC
Risk-Managed Core                                                                 151 Detroit Street
                                                                                  Denver, CO 80206-4805
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus               Service       Seeks long-term growth of capital   Janus Capital Management LLC
Portfolio                                                                         151 Detroit Street
                                                                                  Denver, CO 80206-4805
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners            Class II       Seeks capital appreciation          Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                               620 Eighth Ave.
Growth                                                                            New York, NY 10018

                                                                                  ClearBridge Advisors, LLC
                                                                                  620 Eighth Ave.
                                                                                  New York, NY 10018
                                                                                  (Sub-Adviser)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       79

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners             Class II      Seeks to maximize total return,     Legg Mason Partners Fund Advisor, LLC
Variable Global High                          consistent with the preservation    620 Eighth Ave.
Yield Bond Fund                               of capital.                         New York, NY 10018

                                                                                  Western Asset Management Company
                                                                                  385 East Colorado Boulevard
                                                                                  Pasadena, CA 91101
                                                                                  (Sub-Adviser)

                                                                                  Western Asset Management Company Limited
                                                                                  10 Exchange Square
                                                                                  Primrose Street
                                                                                  London EC2A 2EN
                                                                                  (Sub-Adviser)
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners             Class I       Seeks long-term growth of capital   Legg Mason Partners Fund Advisor, LLC
Variable Small Cap Growth                                                         620 Eighth Ave.
                                                                                  New York, NY 10018

                                                                                  ClearBridge Advisors, LLC
                                                                                  620 Eighth Ave.
                                                                                  New York, NY 10018
                                                                                  (Sub-Adviser)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research             Service       To seek capital appreciation        Massachusetts Financial Services Company
International                                                                     500 Boylston Street
                                                                                  Boston, MA 02116-3741
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return         Service       To seek total return                Massachusetts Financial Services Company
                                                                                  500 Boylston Street
                                                                                  Boston, MA 02116-3741
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities            Service       To seek total return                Massachusetts Financial Services Company
                                                                                  500 Boylston Street
                                                                                  Boston, MA 02116-3741
-------------------------------------------------------------------------------------------------------------------------------
Mutual Global Discovery         Class II      Capital appreciation                Franklin Mutual Advisers, LLC
Securities                                                                        101 John F. Kennedy Parkway
                                                                                  Short Hills, NJ 07078-2797

                                                                                  Franklin Templeton Investment
                                                                                  Management Limited
                                                                                  The Adelphi Building
                                                                                  1-11 John Adam Street
                                                                                  London WC2N 6HT
                                                                                  (Sub-Adviser)
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            Class S       Long-term growth of capital by      Neuberger Berman Management LLC
Socially Responsive                           investing primarily in securities   605 Third Avenue, 2nd Floor
                                              of companies that meet the Fund's   New York, NY 10158-3698
                                              financial criteria and social       (Investment Adviser)
                                              policy.

                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue, 2nd Floor
                                                                                  New York, NY 10158-3698
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond           Service       The Fund seeks a high level of      OppenheimerFunds, Inc.
Fund/VA                                       current income as its primary       Two World Financial Center
                                              goal. As a secondary goal, the      225 Liberty Street, 11th Floor
                                              Fund seeks capital appreciation     New York, NY 10281
                                              when consistent with its goal of
                                              high current income. The Fund
                                              invests mainly in investment
                                              grade debt securities.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       80

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street         Service       This Fund invests in a              OppenheimerFunds, Inc.
Small Cap Fund(R)/VA                          well-diversified mix of smaller     Two World Financial Center
                                              company stocks for capital          225 Liberty Street, 11th Floor
                                              appreciation potential.             New York, NY 10281
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All                Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Asset Portfolio                               with preservation of real capital   840 Newport Center Drive, Suite 100
                                              and prudent investment management.  Newport Beach, CA 92660-6398
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity          Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
RealReturn Strategy                           with prudent investment             840 Newport Center Drive, Suite 100
                                              management.                         Newport Beach, CA 92660-6398
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging               Advisor      Seeks maximum total return,         Pacific Investment Management Company LLC
Markets Bond                                  consistent with preservation of     840 Newport Center Drive, Suite 100
                                              capital and prudent investment      Newport Beach, CA 92660-6398
                                              management.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond       Administrative   Maximum total return, consistent    Pacific Investment Management Company LLC
(U.S. Dollar Hedged)                          with preservation of capital and    840 Newport Center Drive, Suite 100
                                              prudent investment management.      Newport Beach, CA 92660-6398
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration       Administrative   Seeks maximum total return          Pacific Investment Management Company LLC
Portfolio                                     consistent with preservation of     840 Newport Center Drive, Suite 100
                                              capital and prudent investment      Newport Beach, CA 92660-6398
                                              management.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real               Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Return Portfolio                              with preservation of real capital   840 Newport Center Drive, Suite 100
                                              and prudent investment management.  Newport Beach, CA 92660-6398
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small Cap              Advisor      Seeks total return which exceeds    Pacific Investment Management Company LLC
StocksPLUS(R) TR                              that of the Russell 2000.           840 Newport Center Drive, Suite 100
Portfolio                                                                         Newport Beach, CA 92660-6398
-------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                Investment     Long-term growth of capital         Royce & Associates, LLC
                                                                                  745 Fifth Avenue, Suite 2400
                                                                                  New York, NY 10151
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT All-Cap                              Long-term capital appreciation      Rydex Investments
Opportunity                                                                       9601 Blackwell Road, Suite 500
                                                                                  Rockville, MD 20850-6478
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                            The Essential Portfolio             Rydex Investments
Portfolio Aggressive                          Aggressive Fund's objective is to   9601 Blackwell Road, Suite 500
                                              primarily seek growth of capital.   Rockville, MD 20850-6478
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                            The Essential Portfolio             Rydex Investments
Portfolio Conservative                        Conservative Fund's objective is    9601 Blackwell Road, Suite 500
                                              to primarily seek preservation of
                                              Rockville, MD 20850-6478 capital
                                              and, secondarily, to seek
                                              long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                            The Essential Portfolio Moderate    Rydex Investments
Portfolio Moderate                            Fund's objective is to primarily    9601 Blackwell Road, Suite 500
                                              seek growth of capital and,         Rockville, MD 20850-6478
                                              secondarily, to seek preservation
                                              of capital.
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                        Seeks to provide capital            Rydex Investments
                                              appreciation consistent with the    9601 Blackwell Road, Suite 500
                                              return and risk characteristics     Rockville, MD 20850-6478
                                              of the long/short hedge fund
                                              universe.
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap Core                       Long-term capital appreciation      Rydex Investments
Equity                                                                            9601 Blackwell Road, Suite 500
                                                                                  Rockville, MD 20850-6478
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Hedge                          Seeks to provide capital            Rydex Investments
Strategies                                    appreciation consistent with the    9601 Blackwell Road, Suite 500
                                              return and risk characteristics     Rockville, MD 20850-6478
                                              of the hedge fund universe.
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                             Long-term growth of capital         Security Investors, LLC
(SBL Equity)                                                                      One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series B                             Long-term growth of capital         Security Investors, LLC
(SBL Large Cap Value)                                                             One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series C                             As high a level of current income   Security Investors, LLC
(SBL Money Market)                            as is consistent with               One Security Benefit Place
                                              preservation of capital by          Topeka, KS 66636-0001
                                              investing in money market
                                              securities with varying
                                              maturities.
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                             Long-term growth of capital         Security Investors, LLC
(SBL Global)                                                                      One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Security Global Investors, LLC
                                                                                  801 Montgomery St., 2nd Floor
                                                                                  San Francisco, CA 94113-5164
                                                                                  (Sub-Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series E                             Current income                      Security Investors, LLC
(SBL U.S. Intermediate                                                            One Security Benefit Place
Bond)                                                                             Topeka, KS 66636-0001
                                                                                  (Investment Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series H                             Outperform S&P 500 Index            Security Investors, LLC
(SBL Enhanced Index)                                                              One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Northern Trust Investments, N.A.
                                                                                  50 LaSalle Street
                                                                                  Chicago, IL 60675
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series J                             Capital appreciation                Security Investors, LLC
(SBL Mid Cap Growth)                                                              One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series N                             High level of total return          Security Investors, LLC
(SBL Managed                                                                      One Security Benefit Place
Asset Allocation)                                                                 Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  T. Rowe Price Associates, Inc.
                                                                                  100 East Pratt Street
                                                                                  Baltimore, MD 21202-1090
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series O                             Substantial dividend income and     Security Investors, LLC
(SBL Equity Income)                           capital appreciation.               One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  T. Rowe Price Associates, Inc.
                                                                                  100 East Pratt Street
                                                                                  Baltimore, MD 21202-1090
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series P                             High current income and capital     Security Investors, LLC
(SBL High Yield)                              appreciation as a secondary         One Security Benefit Place
                                              objective.                          Topeka, KS 66636-0001
                                                                                  (Investment Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                             Capital growth                      Security Investors, LLC
(SBL Small Cap Value)                                                             One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Wells Capital Management Incorporated
                                                                                  525 Market Street, 10th Floor
                                                                                  San Francisco, CA 94105
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series V                             Long-term growth of capital         Security Investors, LLC
(SBL Mid Cap Value)                                                               One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series X                             Long-term growth of capital         Security Investors, LLC
(SBL Small Cap Growth)                                                            One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Y                             Long-term growth of capital         Security Investors, LLC
(SBL Select 25)                                                                   One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)
-------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Z                             Long-term growth of capital         Security Investors, LLC
(SBL Alpha Opportunity)                                                           One Security Benefit Place
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Security Global Investors, LLC
                                                                                  801 Montgomery St., 2nd Floor
                                                                                  San Francisco, CA 94113-5164
                                                                                  (Sub-Adviser)

                                                                                  Mainstream Investment Advisers, LLC
                                                                                  101 West Spring Street, Suite 401
                                                                                  New Albany, IN 47150-3610
                                                                                  (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock         Class II      Capital growth and income through   Van Kampen Asset Management
                                              investments in equity securities,   522 Fifth Ave.
                                              including common stocks,            New York, NY 10036
                                              preferred stocks and securities
                                              convertible into common and
                                              preferred stocks.
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                  Class II      High current return consistent      Van Kampen Asset Management
Government                                    with preservation of capital.       522 Fifth Ave.
                                                                                  New York, NY 10036
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       83

--------------------------------------------------------------------------------

                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging         Class II      Seeks long-term capital             Morgan Stanley Investment Management Inc.
Markets Equity Portfolio                      appreciation.                       522 Fifth Ave.
                                                                                  New York, NY 10036
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity           Class II      Capital appreciation and current    Morgan Stanley Investment Management Inc.
and Income Portfolio                          income.                             522 Fifth Ave.
                                                                                  New York, NY 10036
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       84

                                                      [LOGO] SECURITY BENEFIT(R)

PROSPECTUS                              May 1, 2009

--------------------------------------------------------------------------------
NEA VALUEBUILDER VARIABLE ANNUITY
--------------------------------------------------------------------------------


                                        ----------------------------------------
                                                   Important Privacy
                                                    Notice Included

                                                     See Back Cover
                                        ----------------------------------------

                                        Variable annuity contracts issued by
                                        Security Benefit Life Insurance
                                        Company and offered by Security
                                        Distributors, Inc.



NEA 191                                                   28-01917-00 2009/05/01

--------------------------------------------------------------------------------
                        NEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

           ISSUED BY:                                MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-NEA-VALU
--------------------------------------------------------------------------------

      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)


o     AIM Basic Value

o     AIM Dynamics

o     AIM Large Cap Growth

o     AIM Mid Cap Core Equity

o     AIM Small Cap Growth

o     AIM Technology

o     American Century Equity Income

o     American Century Heritage

o     American Century International Growth

o     American Century Select

o     American Century Strategic Allocation: Aggressive

o     American Century Strategic Allocation: Conservative

o     American Century Strategic Allocation: Moderate

o     Ariel(R)

o     Aston/Optimum Mid Cap

o     Calamos(R) Growth

o     Calamos(R) Growth and Income

o     Calamos(R) High Yield

o     Dreyfus Appreciation

o     Dreyfus General Money Market

o     Dreyfus Midcap Value (formerly Dreyfus Premier Midcap Value)

o     Dreyfus Strategic Value (formerly Dreyfus Premier Strategic Value)

o     Dryden Small-Cap Core Equity

o     Federated Bond

o     Fidelity(R) Advisor Dividend Growth

o     Fidelity(R) Advisor Mid Cap(3)

o     Fidelity(R) Advisor Real Estate

o     Fidelity(R) Advisor Value Strategies

o     Goldman Sachs Emerging Markets Equity(2)

o     Goldman Sachs Government Income

o     Janus Adviser INTECH Risk-Managed Core

o     Janus Adviser International Growth

o     Jennison 20/20 Focus

o     Jennison Small Company(4)

o     Neuberger Berman Core Bond (formerly Lehman Brothers Core Bond)

o     Neuberger Berman Partners

o     Neuberger Berman Socially Responsive

o     PIMCO Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO High Yield

o     Royce Opportunity

o     Royce Value

o     RS Technology

o     RS Value

o     Security Alpha Opportunity(2)

o     Security Equity

o     Security Global

o     Security High Yield

o     Security Large Cap Value

o     Security Mid Cap Growth

o     Security Mid Cap Value

o     Security Select 25

--------------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
NEA 191 (R5-09)                                                      28-01917-00

--------------------------------------------------------------------------------

o     Security Small Cap Growth(2)

o     Security U.S. Intermediate Bond (formerly Security Diversified Income)

o     T. Rowe Price Capital Appreciation

o     T. Rowe Price Growth Stock

o     Van Kampen Comstock

o     Van Kampen Equity and Income

o     Van Kampen Mid Cap Growth

o     Wells Fargo Advantage Growth

o Wells Fargo Advantage Large Company Core (formerly Wells Fargo Advantage Growth and Income)

o     Wells Fargo Advantage Opportunity

o     Wells Fargo Advantage Small Cap Value

(1) Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

(2) These Subaccounts are not available to members of the Teacher Retirement System of Texas who are employees of school districts or open-enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.

(3) The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

(4) The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-NEA-VALU. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.

      The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and does not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                            Page
DEFINITIONS ..............................................................    5

SUMMARY ..................................................................    6
   Purpose of the Contract ...............................................    6
   The Separate Account and the Funds ....................................    6
   Fixed Account .........................................................    6
   Purchase Payments .....................................................    6
   Contract Benefits .....................................................    6
   Optional Riders .......................................................    7
   Free-Look Right .......................................................    7
   Charges and Deductions ................................................    7
   Tax-Free Exchanges ....................................................   10
   Contacting the Company ................................................   10

EXPENSE TABLE ............................................................   11
   Contract Owner Transaction Expenses ...................................   11
   Periodic Expenses .....................................................   11
   Optional Rider Expenses ...............................................   12
   Example ...............................................................   13

CONDENSED FINANCIAL INFORMATION ..........................................   14

INFORMATION ABOUT THE COMPANY, THE SEPARATE
   ACCOUNT, AND THE FUNDS ................................................   22
   Security Benefit Life Insurance Company ...............................   22
   NEA Valuebuilder Program ..............................................   22
   Published Ratings .....................................................   23
   Separate Account ......................................................   23
   Underlying Funds ......................................................   23

THE CONTRACT .............................................................   25
   General ...............................................................   25
   Important Information About Your Benefits Under the
      Contract ...........................................................   25
   Application for a Contract ............................................   26
   Optional Riders .......................................................   26
   Guaranteed Minimum Income Benefit .....................................   26
   Annual Stepped Up Death Benefit .......................................   27
   Guaranteed Growth Death Benefit .......................................   27
   Combined Annual Stepped Up and
      Guaranteed Growth Death Benefit ....................................   28
   Enhanced Death Benefit ................................................   28
   Combined Enhanced and Annual
      Stepped Up Death Benefit ...........................................   28
   Combined Enhanced and Guaranteed
      Growth Death Benefit ...............................................   29
   Combined Enhanced, Annual Stepped Up,
      and Guaranteed Growth Death Benefit ................................   29
   Guaranteed Minimum Withdrawal Benefit .................................   29
   Total Protection ......................................................   31
   Extra Credit ..........................................................   32
   Waiver of Withdrawal Charge ...........................................   33
   Alternate Withdrawal Charge ...........................................   33
   Waiver of Withdrawal Charge--15 Years or Disability ...................   34
   Waiver of Withdrawal Charge--10 Years or Disability ...................   34
   Waiver of Withdrawal Charge--Hardship .................................   34
   Waiver of Withdrawal Charge--5 Years and Age 59 1/2 ...................   34
   Purchase Payments .....................................................   34
   Allocation of Purchase Payments .......................................   35
   Dollar Cost Averaging Option ..........................................   35
   Asset Reallocation Option .............................................   36
   Transfers of Contract Value ...........................................   36
   Contract Value ........................................................   40
   Determination of Contract Value .......................................   40
   Cut-Off Times .........................................................   41
   Full and Partial Withdrawals ..........................................   41
   Systematic Withdrawals ................................................   42
   Free-Look Right .......................................................   42
   Death Benefit .........................................................   43
   Distribution Requirements .............................................   43
   Death of the Annuitant ................................................   43

CHARGES AND DEDUCTIONS ...................................................   44
   Contingent Deferred Sales Charge ......................................   44
   Mortality and Expense Risk Charge .....................................   45
   Administration Charge .................................................   45
   Account Administration Charge .........................................   45
   Premium Tax Charge ....................................................   45
   Loan Interest Charge ..................................................   45
   Other Charges .........................................................   46
   Variations in Charges .................................................   46
   Optional Rider Charges ................................................   46
   Teacher Retirement System of Texas -
      Limits on Optional Riders ..........................................   46
   Guarantee of Certain Charges ..........................................   48
   Underlying Fund Expenses ..............................................   48

ANNUITY PERIOD ...........................................................   48
   General ...............................................................   48
   Annuity Options .......................................................   49
   Selection of an Option ................................................   51

THE FIXED ACCOUNT ........................................................   51
   Interest ..............................................................   51
   Death Benefit .........................................................   52
   Contract Charges ......................................................   52
   Transfers and Withdrawals from the Fixed Account ......................   52
   Payments from the Fixed Account .......................................   53

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                                                                            Page
MORE ABOUT THE CONTRACT .................................................    53
   Ownership ............................................................    53
   Designation and Change of Beneficiary ................................    53
   Dividends ............................................................    53
   Payments from the Separate Account ...................................    53
   Proof of Age and Survival ............................................    53
   Misstatements ........................................................    53
   Loans ................................................................    53
   Restrictions on Withdrawals from Qualified Plans .....................    55
   Restrictions under the Texas
      Optional Retirement Program .......................................    55

FEDERAL TAX MATTERS .....................................................    56
   Introduction .........................................................    56
   Tax Status of the Company and the Separate Account ...................    56
   Qualified Plans ......................................................    56
   Other Tax Considerations .............................................    60

OTHER INFORMATION .......................................................    60
   Voting of Underlying Fund Shares .....................................    60
   Substitution of Investments ..........................................    61
   Changes to Comply with Law and Amendments ............................    61
   Reports to Owners ....................................................    61
   Electronic Privileges ................................................    62
   State Variations .....................................................    62
   Legal Proceedings ....................................................    62
   Sale of the Contract .................................................    62
   Legal Matters ........................................................    64

PERFORMANCE INFORMATION .................................................    64

ADDITIONAL INFORMATION ..................................................    65
   Registration Statement ...............................................    65
   Financial Statements .................................................    65

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ..........................................................    65

OBJECTIVES FOR UNDERLYING FUNDS .........................................    66

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good

--------------------------------------------------------------------------------
                                       5

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

      The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, the Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.

      FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."


PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $1,000 or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."


CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
         Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge;

o     Alternate Withdrawal Charge;

o     Waiver of Withdrawal Charge - 15 Years or Disability;

o     Waiver of Withdrawal Charge - 10 Years or Disability;

o     Waiver of Withdrawal Charge - Hardship;

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

PURCHASE PAYMENT AGE               WITHDRAWAL
     (IN YEARS)                      CHARGE
---------------------------------------------
         1                             7%
         2                             7%*
         3                             6%
         4                             5%
         5                             4%
         6                             3%
         7                             2%
     8 and over                        0%
---------------------------------------------

*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                      ANNUAL MORTALITY AND
CONTRACT VALUE        EXPENSE RISK CHARGE
------------------------------------------
Less than $25,000             0.90%
$25,000 or more               0.75%

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

      TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                              Annual
                                                                                 Rate(1)   Rider Charge
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                  3%          0.15%

                                                                                   5%          0.30%
-------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                   ---          0.20%
-------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                    3%          0.10%
                                                                                   5%          0.20%
                                                                                 6%(2)         0.25%
                                                                                 7%(2)         0.30%
-------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                     5%          0.25%
-------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                            ---          0.25%
-------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                             ---          0.35%
-------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                              5%          0.35%
-------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit           5%          0.40%
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                             ---        0.45%(3)
-------------------------------------------------------------------------------------------------------
Total Protection                                                                  ---        0.85%(4)
-------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                    3%          0.40%
                                                                                   4%          0.55%
                                                                                   5%          0.70%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                       ---          0.05%
-------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                   0-Year        0.70%
                                                                                 4-Year        0.55%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                               ---         0.05%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                               ---         0.10%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                             ---         0.15%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                               ---         0.20%
-------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

-----------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                 None
-----------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)   7%(1)
-----------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                     None
-----------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the
Underlying Funds.
-----------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                   $30(2)
-----------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                     2.75%
-----------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
-----------------------------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                                     0.90%(4)
-----------------------------------------------------------------------------------------------------------
      Annual Administration Charge                                                                 0.15%
-----------------------------------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                                                    1.55%(5)
-----------------------------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                                       2.60%
-----------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.90%; $25,000 or more - 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select Riders with total rider charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
-----------------------------------------------------------------------------------------------------------
                                                                                Interest      Annual
                                                                                 Rate(1)   Rider Charge
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                            3%         0.15%

                                                                                   5%         0.30%
-------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                             ---         0.20%
-------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                              3%         0.10%
                                                                                   5%         0.20%
                                                                                 6%(4)        0.25%
                                                                                 7%(4)        0.30%
-------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
   and Guaranteed Growth Death Benefit Rider                                       5%         0.25%
-------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                      ---         0.25%
-------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider   ---         0.35%
-------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider    5%         0.35%
-------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up
   Death Benefit Rider, and Guaranteed Growth Death Benefit Rider                  5%         0.40%
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                       ---         0.45%(2)
-------------------------------------------------------------------------------------------------------
Total Protection Rider                                                            ---         0.85%(2)
-------------------------------------------------------------------------------------------------------
Extra Credit Rider(5)                                                              3%         0.40%
                                                                                   4%         0.55%
                                                                                   5%         0.70%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                 ---         0.05%
-------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(3)                                             0-Year       0.70%
                                                                                 4-Year       0.55%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability                         ---         0.05%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability                         ---         0.10%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                                       ---         0.15%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2                         ---         0.20%
-------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(3) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(4)   Not available to Texas residents.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                               MINIMUM   MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)              0.76%     2.36%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                            1         3          5           10
                                                                          YEAR      YEARS      YEARS       YEARS
-----------------------------------------------------------------------------------------------------------------
If you surrender your Contract at the end of the applicable               $1,143    $2,075     $2,916     $5,100
time period
-----------------------------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract                       513     1,537      2,558      5,100
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE                                             2008         $10.12          $ 4.69          328,381
                                                            2007         $10.41          $10.12          323,148
                                                            2006(3,4)    $ 9.56          $10.41          343,218
                                                            2005         $ 9.42          $ 9.56          363,384
                                                            2004(2)      $ 8.83          $ 9.42          353,201
                                                            2003         $ 6.87          $ 8.83          275,921
                                                            2002         $ 9.29          $ 6.87          171,063
                                                            2001(1)      $10.12          $ 9.29           32,599
--------------------------------------------------------------------------------------------------------------------
AIM DYNAMICS                                                2008         $ 9.22          $ 4.69           12,334
                                                            2007         $ 8.53          $ 9.22           20,470
                                                            2006(3,4)    $ 7.62          $ 8.53           19,049
                                                            2005         $ 7.18          $ 7.62            8,367
                                                            2004(2)      $ 6.69          $ 7.18            6,681
                                                            2003         $ 5.04          $ 6.69            5,288
                                                            2002         $ 7.84          $ 5.04            3,373
                                                            2001(1)      $ 9.34          $ 7.84              166
--------------------------------------------------------------------------------------------------------------------
AIM LARGE CAP GROWTH                                        2008         $ 8.15          $ 4.85          131,717
                                                            2007         $ 7.33          $ 8.15          111,613
                                                            2006(3,4)    $ 7.12          $ 7.33          115,917
                                                            2005         $ 7.18          $ 7.12          103,345
                                                            2004(2)      $ 7.16          $ 7.18           84,469
                                                            2003         $ 5.94          $ 7.16           46,054
                                                            2002         $ 8.40          $ 5.94           33,460
                                                            2001(1)      $ 9.50          $ 8.40            9,003
--------------------------------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY                                     2008         $12.60          $ 8.79           78,319
                                                            2007         $11.92          $12.60           78,917
                                                            2006(3,4)    $11.16          $11.92           77,944
                                                            2005         $10.80          $11.16           75,101
                                                            2004(2)      $ 9.87          $10.80           58,714
                                                            2003         $ 8.07          $ 9.87           39,579
                                                            2002         $ 9.44          $ 8.07           27,915
                                                            2001(1)      $10.06          $ 9.44            5,147
--------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH                                        2008         $10.78          $ 6.35          306,194
                                                            2007         $10.06          $10.78          235,224
                                                            2006(3,4)    $ 9.15          $10.06          223,532
                                                            2005         $ 8.79          $ 9.15          231,671
                                                            2004(2)      $ 8.55          $ 8.79          212,475
                                                            2003         $ 6.39          $ 8.55          119,229
                                                            2002         $ 9.23          $ 6.39           63,534
                                                            2001(1)      $ 9.86          $ 9.23            9,248
--------------------------------------------------------------------------------------------------------------------
AIM TECHNOLOGY                                              2008         $ 5.18          $ 2.76           43,528
                                                            2007         $ 5.02          $ 5.18           66,365
                                                            2006(3,4)    $ 4.74          $ 5.02           36,124
                                                            2005         $ 4.85          $ 4.74           34,201
                                                            2004(2)      $ 4.89          $ 4.85           43,406
                                                            2003         $ 3.56          $ 4.89           43,502
                                                            2002         $ 7.02          $ 3.56           21,478
                                                            2001(1)      $ 8.76          $ 7.02            5,353
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME                              2008          $13.43         $10.30           478,741
                                                            2007          $13.77         $13.43           516,997
                                                            2006(3,4)     $12.00         $13.77           493,748
                                                            2005          $12.21         $12.00           423,121
                                                            2004(2)       $11.31         $12.21           186,309
                                                            2003          $ 9.49         $11.31            97,385
                                                            2002          $10.41         $ 9.49            47,779
                                                            2001(1)       $10.11         $10.41             6,302
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE                                   2008          $14.95         $ 7.72           105,908
                                                            2007          $10.70         $14.95            97,855
                                                            2006(3,4)     $ 9.52         $10.70            33,835
                                                            2005          $ 8.12         $ 9.52            49,172
                                                            2004(2)       $ 7.90         $ 8.12            14,551
                                                            2003          $ 6.78         $ 7.90             4,276
                                                            2002          $ 8.40         $ 6.78               946
                                                            2001(1)       $10.09         $ 8.40               652
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH                       2008          $12.28         $ 6.45           280,240
                                                            2007          $10.93         $12.28           278,092
                                                            2006(3,4)     $ 9.11         $10.93           248,449
                                                            2005          $ 8.38         $ 9.11           229,787
                                                            2004(2)       $ 7.57         $ 8.38            83,030
                                                            2003          $ 6.29         $ 7.57            45,457
                                                            2002          $ 8.12         $ 6.29            29,825
                                                            2001(1)       $ 9.21         $ 8.12             2,116
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SELECT                                     2008          $ 8.35         $ 4.84           241,833
                                                            2007          $ 7.16         $ 8.35           242,332
                                                            2006(3,4)     $ 7.60         $ 7.16           280,697
                                                            2005          $ 7.85         $ 7.60           301,761
                                                            2004(2)       $ 7.62         $ 7.85           248,705
                                                            2003          $ 6.37         $ 7.62           126,043
                                                            2002          $ 8.60         $ 6.37            36,916
                                                            2001(1)       $ 9.59         $ 8.60             1,562
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE           2008          $11.13         $ 7.09            54,626
                                                            2007          $10.10         $11.13           313,110
                                                            2006(3,4)     $10.00         $10.10               ---
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE         2008          $10.34         $ 8.35            58,440
                                                            2007          $10.02         $10.34           117,551
                                                            2006(3,4)     $10.00         $10.02               ---
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE             2008          $10.75         $ 7.63            38,469
                                                            2007          $10.08         $10.75            32,372
                                                            2006(3,4)     $10.00         $10.08               334
--------------------------------------------------------------------------------------------------------------------
ARIEL(R)                                                    2008          $11.78         $ 5.86           328,335
                                                            2007          $12.46         $11.78           402,330
                                                            2006(3,4)     $11.74         $12.46           448,736
                                                            2005          $12.09         $11.74           474,699
                                                            2004(2)       $10.31         $12.09           262,445
                                                            2003          $ 8.37         $10.31            76,731
                                                            2002          $10.07         $ 8.37            12,721
--------------------------------------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP                                       2008          $11.08         $ 6.09            91,881
                                                            2007          $10.21         $11.08            27,072
                                                            2006(3,4)     $10.00         $10.21             2,812
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH                                           2008          $13.92         $ 6.66         1,548,193
                                                            2007          $11.75         $13.92         1,478,503
                                                            2006(3,4)     $12.04         $11.75         1,516,203
                                                            2005          $11.54         $12.04         1,405,361
                                                            2004(2)       $10.11         $11.54           943,864
                                                            2003          $ 7.39         $10.11           531,609
                                                            2002          $ 9.13         $ 7.39           218,387
                                                            2001(1)       $ 9.70         $ 9.13            35,400
--------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH AND INCOME                                2008          $13.41         $ 8.91         1,223,342
                                                            2007          $12.73         $13.41         1,214,524
                                                            2006(3,4)     $12.05         $12.73         1,220,266
                                                            2005          $11.60         $12.05           972,462
                                                            2004(2)       $11.00         $11.60           635,590
                                                            2003          $ 8.96         $11.00           294,054
                                                            2002          $ 9.72         $ 8.96           125,714
                                                            2001(1)       $ 9.89         $ 9.72            19,412
--------------------------------------------------------------------------------------------------------------------
CALAMOS(R) HIGH YIELD                                       2008          $10.04         $ 7.01            19,502
                                                            2007          $10.03         $10.04            17,189
                                                            2006(3,4)     $10.00         $10.03             2,408
--------------------------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION                                        2008          $ 9.71         $ 6.32           322,134
                                                            2007          $ 9.48         $ 9.71           323,968
                                                            2006(3,4)     $ 8.48         $ 9.48           312,846
                                                            2005          $ 8.47         $ 8.48           346,725
                                                            2004(2)       $ 8.34         $ 8.47           261,696
                                                            2003          $ 7.20         $ 8.34           133,359
                                                            2002          $ 9.04         $ 7.20            79,711
                                                            2001(1)       $ 9.64         $ 9.04            16,424
--------------------------------------------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET                                2008          $ 8.89         $ 8.74           892,508
                                                            2007          $ 8.86         $ 8.89           344,674
                                                            2006(3,4)     $ 8.85         $ 8.86           183,211
                                                            2005          $ 8.99         $ 8.85            96,114
                                                            2004(2)       $ 9.31         $ 8.99            79,034
                                                            2003          $ 9.66         $ 9.31            37,676
                                                            2002          $ 9.93         $ 9.66            32,662
                                                            2001(1)       $10.00         $ 9.93             7,130
--------------------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE (FORMERLY DREYFUS PREMIER MIDCAP       2008          $11.60         $ 6.71           192,682
VALUE)                                                      2007          $11.44         $11.60           182,717
                                                            2006(3,4)     $10.77         $11.44           177,956
                                                            2005          $10.36         $10.77           170,158
                                                            2004(2)       $ 9.17         $10.36           156,368
                                                            2003          $ 6.05         $ 9.17           115,169
                                                            2002          $ 9.44         $ 6.05            88,629
                                                            2001(1)       $ 9.60         $ 9.44            10,151
--------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE (FORMERLY DREYFUS PREMIER           2008          $13.16         $ 8.10           635,129
STRATEGIC VALUE)                                            2007          $12.93         $13.16           379,453
                                                            2006(3,4)     $11.21         $12.93           272,390
                                                            2005          $10.76         $11.21           148,805
                                                            2004(2)       $ 9.52         $10.76            87,176
                                                            2003          $ 6.89         $ 9.52            37,184
                                                            2002          $ 9.80         $ 6.89            26,572
                                                            2001(1)       $ 9.93         $ 9.80             1,387
--------------------------------------------------------------------------------------------------------------------
DRYDEN SMALL CAP-CORE EQUITY                                2008          $ 9.34         $ 5.77             1,479
                                                            2007          $10.00         $ 9.34               490
                                                            2006(3,4)     $10.00         $10.00               ---
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
FEDERATED BOND                                              2008          $10.01         $ 8.64           211,527
                                                            2007          $ 9.91         $10.01           145,586
                                                            2006(3,4)     $10.00         $ 9.91            25,517
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVIDEND GROWTH                         2008          $ 8.93         $ 4.80           235,143
                                                            2007          $ 9.26         $ 8.93           224,363
                                                            2006(3,4)     $ 8.44         $ 9.26           261,631
                                                            2005          $ 8.52         $ 8.44           273,457
                                                            2004(2)       $ 8.42         $ 8.52           227,521
                                                            2003          $ 7.16         $ 8.42           111,746
                                                            2002          $ 9.40         $ 7.16            50,115
                                                            2001(1)       $ 9.90         $ 9.40             4,709
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR INTERNATIONAL CAPITAL APPRECIATION      2008          $13.25         $ 6.24            72,855
                                                            2007          $13.20         $13.25            84,237
                                                            2006(3,4)     $11.99         $13.20           113,691
                                                            2005          $11.00         $11.99           132,937
                                                            2004(2)       $10.38         $11.00           170,577
                                                            2003          $ 7.66         $10.38           108,858
                                                            2002          $ 9.12         $ 7.66            11,026
                                                            2001(1)       $ 9.28         $ 9.12               637
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR MID CAP                                 2008          $13.11         $ 6.00            51,139
                                                            2007          $12.45         $13.11            53,068
                                                            2006(3,4)     $11.45         $12.45            55,621
                                                            2005          $11.00         $11.45            53,810
                                                            2004(2)       $ 9.87         $11.00            48,322
                                                            2003          $ 7.14         $ 9.87            32,199
                                                            2002          $ 9.14         $ 7.14            18,240
                                                            2001(1)       $10.01         $ 9.14             7,408
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR REAL ESTATE                             2008          $ 7.68         $ 4.42           108,075
                                                            2007          $ 9.76         $ 7.68            42,844
                                                            2006(3,4)     $10.00         $ 9.76            21,702
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR VALUE STRATEGIES                        2008          $12.97         $ 6.07           123,740
                                                            2007          $12.84         $12.97           127,497
                                                            2006(3,4)     $11.54         $12.84           131,711
                                                            2005          $11.74         $11.54           133,740
                                                            2004(2)       $10.68         $11.74           132,085
                                                            2003          $ 6.94         $10.68            77,863
                                                            2002          $ 9.79         $ 6.94            58,759
                                                            2001(1)       $10.73         $ 9.79            13,282
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING MARKETS EQUITY                       2008          $12.84         $ 5.61            62,882
                                                            2007          $10.45         $12.84            56,963
                                                            2006(3,4)     $10.00         $10.45             3,196
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME                             2008          $10.18         $10.26           196,100
                                                            2007          $ 9.91         $10.18           235,682
                                                            2006(3,4)     $10.00         $ 9.91           192,028
--------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTECH RISK-MANAGED CORE                      2008          $10.30         $ 6.34             7,878
                                                            2007          $10.08         $10.30             8,253
                                                            2006(3,4)     $10.00         $10.08             4,378
--------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTERNATIONAL GROWTH                          2008          $12.47         $ 6.11           481,453
                                                            2007          $10.28         $12.47           252,252
                                                            2006(3,4)     $10.00         $10.28            25,444
--------------------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS                                        2008          $10.61         $ 6.15           115,291
                                                            2007          $10.03         $10.61            77,179
                                                            2006(3,4)     $10.00         $10.03               759
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
JENNISON SMALL COMPANY                                      2008          $10.43         $ 6.21            35,286
                                                            2007          $ 9.90         $10.43            48,817
                                                            2006(3,4)     $10.00         $ 9.90           132,131
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN CORE BOND (FORMERLY LEHMAN BROTHERS CORE   2008          $10.30         $ 9.46           545,720
BOND)                                                       2007          $10.31         $10.30           381,540
                                                            2006(3,4)     $10.24         $10.31           378,866
                                                            2005          $10.42         $10.24           357,226
                                                            2004(2)       $10.41         $10.42            82,671
                                                            2003          $10.43         $10.41            40,914
                                                            2002          $10.00         $10.43             5,873
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS                                   2008          $10.54         $ 4.85            17,022
                                                            2007          $ 9.99         $10.54            22,260
                                                            2006(3,4)     $10.00         $ 9.99             7,011
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE                        2008          $10.84         $ 6.37            18,982
                                                            2007          $10.51         $10.84            23,548
                                                            2006(3,4)     $10.00         $10.51            12,290
--------------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND (U.S. DOLLAR-HEDGED)                     2008          $ 9.82         $ 9.16            86,099
                                                            2007          $ 9.89         $ 9.82             6,659
                                                            2006(3,4)     $10.00         $ 9.89            42,091
--------------------------------------------------------------------------------------------------------------------
PIMCO HIGH YIELD                                            2008          $12.36         $ 9.04           297,634
                                                            2007          $12.44         $12.36           284,891
                                                            2006(3,4)     $11.86         $12.44           270,828
                                                            2005          $11.84         $11.86           218,895
                                                            2004(2)       $11.30         $11.84           121,715
                                                            2003          $ 9.53         $11.30            44,609
                                                            2002          $ 9.97         $ 9.53             4,806
--------------------------------------------------------------------------------------------------------------------
ROYCE OPPORTUNITY                                           2008          $ 9.47         $ 4.94            26,428
                                                            2007          $10.08         $ 9.47            21,970
                                                            2006(3,4)     $10.00         $10.08             2,742
--------------------------------------------------------------------------------------------------------------------
ROYCE VALUE                                                 2008          $ 9.88         $ 6.25           180,429
                                                            2007          $10.12         $ 9.88            67,691
                                                            2006(3,4)     $10.00         $10.12             1,428
--------------------------------------------------------------------------------------------------------------------
RS TECHNOLOGY                                               2008          $11.74         $ 5.54            27,166
                                                            2007          $ 9.98         $11.74            19,300
                                                            2006(3,4)     $10.00         $ 9.98               784
--------------------------------------------------------------------------------------------------------------------
RS VALUE                                                    2008          $10.10         $ 5.66            45,590
                                                            2007          $10.12         $10.10           142,280
                                                            2006(3,4)     $10.00         $10.12             6,274
--------------------------------------------------------------------------------------------------------------------
SECURITY ALPHA OPPORTUNITY                                  2008          $11.28         $ 7.04            57,412
                                                            2007          $ 9.93         $11.28            84,777
                                                            2006(3,4)     $10.00         $ 9.93               ---
--------------------------------------------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION(5)                            2008          $ 9.79         $ 7.82           568,798
                                                            2007          $10.16         $ 9.79           687,683
                                                            2006(3,4)     $10.14         $10.16           740,028
                                                            2005          $10.34         $10.14           783,675
                                                            2004(2)       $10.13         $10.34           675,408
                                                            2003          $10.18         $10.13           570,448
                                                            2002          $10.13         $10.18           354,057
                                                            2001(1)       $10.04         $10.13            32,546
--------------------------------------------------------------------------------------------------------------------
SECURITY EQUITY                                             2008          $ 7.79         $ 4.68            37,418
                                                            2007          $ 8.54         $ 7.79            31,068
                                                            2006(3,4)     $ 7.93         $ 8.54            33,074
                                                            2005          $ 7.94         $ 7.93            27,497
                                                            2004(2)       $ 7.69         $ 7.94            28,690
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                            2003          $ 6.61         $ 7.69            25,690
                                                            2002          $ 9.00         $ 6.61            20,193
                                                            2001(1)       $ 9.82         $ 9.00             2,621
--------------------------------------------------------------------------------------------------------------------
SECURITY GLOBAL                                             2008          $13.21         $ 7.85           563,450
                                                            2007          $12.35         $13.21           569,958
                                                            2006(3,4)     $11.01         $12.35           513,193
                                                            2005          $10.13         $11.01           354,463
                                                            2004(2)       $ 8.93         $10.13           230,523
                                                            2003          $ 6.56         $ 8.93           149,726
                                                            2002          $ 8.99         $ 6.56            99,389
                                                            2001(1)       $ 9.72         $ 8.99            24,741
--------------------------------------------------------------------------------------------------------------------
SECURITY HIGH YIELD(7)                                      2008          $10.00         $ 6.73           140,032
                                                            2007          $10.30         $10.02           218,635
                                                            2006(3,4)     $10.10         $10.30           185,108
                                                            2005          $10.05         $10.10            92,778
                                                            2004(2)       $10.00         $10.05            16,795
--------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH                                   2008            ---           ---                 ---
                                                            2007            ---           ---                 ---
                                                            2006(3,4)     $ 7.16          ---                 ---
                                                            2005          $ 7.28         $ 7.16            39,038
                                                            2004(2)       $ 7.37         $ 7.28            31,145
                                                            2003          $ 6.21         $ 7.37            14,433
                                                            2002          $ 8.86         $ 6.21             7,524
                                                            2001(1)       $ 9.69         $ 8.86             1,644
--------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE                                    2008          $10.88         $ 6.46           132,889
                                                            2007          $10.82         $10.88           196,888
                                                            2006(3,4)     $ 9.31         $10.82           203,810
                                                            2005          $ 8.83         $ 9.31            68,611
                                                            2004(2)       $ 8.34         $ 8.83            39,601
                                                            2003          $ 6.82         $ 8.34            28,792
                                                            2002          $ 9.35         $ 6.82            21,050
                                                            2001(1)       $ 9.87         $ 9.35            10,858
--------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP GROWTH                                     2008          $ 8.88         $ 5.08           152,958
                                                            2007          $10.25         $ 8.88           156,948
                                                            2006(3,4)     $10.19         $10.25           168,024
                                                            2005          $ 9.90         $10.19           158,126
                                                            2004(2)       $ 9.39         $ 9.90           130,451
                                                            2003          $ 6.26         $ 9.39            87,059
                                                            2002          $ 8.99         $ 6.26            56,255
                                                            2001(1)       $ 9.67         $ 8.99            13,183
--------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE                                      2008          $17.20         $12.04         1,216,593
                                                            2007          $17.71         $17.20         1,273,547
                                                            2006(3,4)     $16.02         $17.71         1,269,254
                                                            2005          $14.39         $16.02         1,121,364
                                                            2004(2)       $11.80         $14.39           826,045
                                                            2003          $ 8.08         $11.80           419,639
                                                            2002          $ 9.87         $ 8.08           161,101
                                                            2001(1)       $10.06         $ 9.87            34,205
--------------------------------------------------------------------------------------------------------------------
SECURITY SELECT 25                                          2008          $ 8.88         $ 5.35            70,740
                                                            2007          $ 9.87         $ 8.88            76,803
                                                            2006(3,4)     $10.00         $ 9.87            76,297
--------------------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH                                   2008          $10.49         $ 5.25            46,603
                                                            2007          $10.41         $10.49            45,265
                                                            2006(3,4)     $10.36         $10.41            49,866
--------------------------------------------------------------------------------------------------------------------

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                                       19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                            2005          $10.09         $10.36            46,166
                                                            2004(2)       $ 9.03         $10.09            38,145
                                                            2003          $ 6.06         $ 9.03            28,453
                                                            2002          $ 8.66         $ 6.06             8,658
                                                            2001(1)       $ 9.87         $ 8.66             1,216
--------------------------------------------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS                                   2008            ---           ---                 ---
                                                            2007            ---           ---                 ---
                                                            2006(3,4)     $ 7.99          ---                 ---
                                                            2005          $ 7.97         $ 7.99            57,861
                                                            2004(2)       $ 7.96         $ 7.97            34,269
                                                            2003          $ 6.76         $ 7.96            22,678
                                                            2002          $ 8.88         $ 6.76            13,702
                                                            2001(1)       $ 9.68         $ 8.88             5,954
--------------------------------------------------------------------------------------------------------------------
SECURITY U.S. INTERMEDIATE BOND (FORMERLY SECURITY          2008          $10.08         $ 8.60           297,404
DIVERSIFIED INCOME)(5)                                      2007          $10.24         $10.08           204,226
                                                            2006(3,4)     $10.27         $10.24           232,728
                                                            2005          $10.52         $10.27           177,363
                                                            2004(2)       $10.58         $10.52           158,604
                                                            2003          $10.71         $10.58           122,793
                                                            2002          $10.21         $10.71            90,122
                                                            2001(1)       $10.03         $10.21            15,149
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE CAPITAL APPRECIATION                          2008          $10.11         $ 7.06           134,045
                                                            2007          $10.09         $10.11           119,324
                                                            2006(3,4)     $10.00         $10.09            30,427
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK                                  2008          $10.68         $ 5.91           437,296
                                                            2007          $10.11         $10.68           199,756
                                                            2006(3,4)     $10.00         $10.11           148,678
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK                                         2008          $10.43         $ 6.43         1,054,226
                                                            2007          $11.06         $10.43           981,016
                                                            2006(3,4)     $ 9.90         $11.06           983,226
                                                            2005          $ 9.88         $ 9.90           937,928
                                                            2004(2)       $ 8.74         $ 9.88           646,585
                                                            2003          $ 6.94         $ 8.74           303,826
                                                            2002          $ 8.97         $ 6.94           197,544
                                                            2001(1)       $ 9.86         $ 8.97            39,034
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME                                2008          $11.95         $ 8.65           513,549
                                                            2007          $12.04         $11.95           789,090
                                                            2006(3,4)     $11.12         $12.04           729,640
                                                            2005          $10.72         $11.12           512,670
                                                            2004(2)       $ 9.98         $10.72           211,948
                                                            2003          $ 8.49         $ 9.98           112,248
                                                            2002          $ 9.63         $ 8.49            92,610
                                                            2001(1)       $10.01         $ 9.63            19,794
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH(6)                                2008          $10.00         $ 4.43            24,913
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH                                2008          $ 9.10         $ 5.22           127,038
                                                            2007          $ 7.42         $ 9.10           107,935
                                                            2006(3,4)     $ 7.14         $ 7.42            69,455
                                                            2005          $ 6.66         $ 7.14            49,558
                                                            2004(2)       $ 6.10         $ 6.66            34,342
                                                            2003          $ 4.98         $ 6.10            31,130
                                                            2002          $ 7.46         $ 4.98            27,133
                                                            2001(1)       $ 8.91         $ 7.46            12,355
--------------------------------------------------------------------------------------------------------------------

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                                       20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        ACCUMULATION UNIT VALUE
                                                                        -----------------------   ACCUMULATION UNITS
                                                                        BEGINNING        END OF     OUTSTANDING AT
SUBACCOUNT                                                  YEAR        OF PERIOD        PERIOD    END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE (FORMERLY WELLS    2008          $ 8.44         $ 4.93            18,977
FARGO ADVANTAGE GROWTH AND INCOME)                          2007          $ 8.57         $ 8.44            21,718
                                                            2006(3,4)     $ 7.71         $ 8.57            20,206
                                                            2005          $ 8.15         $ 7.71            18,808
                                                            2004(2)       $ 7.79         $ 8.15            15,808
                                                            2003          $ 6.51         $ 7.79            12,942
                                                            2002          $ 8.64         $ 6.51             7,817
                                                            2001(1)       $ 9.62         $ 8.64             3,944
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY                           2008          $10.60         $ 6.08            46,833
                                                            2007          $10.50         $10.60            44,476
                                                            2006(3,4)     $ 9.76         $10.50            42,431
                                                            2005          $ 9.47         $ 9.76            38,845
                                                            2004(2)       $ 8.39         $ 9.47            37,293
                                                            2003          $ 6.35         $ 8.39            28,498
                                                            2002          $ 9.06         $ 6.35            23,034
                                                            2001(1)       $ 9.71         $ 9.06             4,610
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE                       2008          $18.25         $10.82           679,946
                                                            2007          $17.21         $18.25           526,833
                                                            2006(3,4)     $15.85         $17.21           452,898
                                                            2005          $14.35         $15.85           329,906
                                                            2004(2)       $12.45         $14.35           250,908
                                                            2003          $ 8.72         $12.45           157,901
                                                            2002          $ 9.66         $ 8.72            82,642
                                                            2001(1)       $10.10         $ 9.66            13,385
--------------------------------------------------------------------------------------------------------------------

(1)   For the period of July 2, 2001 (date of inception) through December 31,
      2001.

(2) For the period of March 31, 2004 (date of inception) through December 31, 2004 for the Security High Yield Subaccount (formerly the Security Income Opportunity Subaccount).

(3) For the period of December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology, RS Value, Security Alpha Opportunity, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.

(4) For the period of time of January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into Security Select 25 and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the Security Select 25 and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.

(5) Effective February 20, 2009, the Security Capital Preservation Fund merged into the Security Diversified Income Fund, which was renamed the Security U.S. Intermediate Bond Fund. Contract Value allocated to the Security Capital Preservation Subaccount on that date was transferred to the Security Diversified Income Subaccount, which was renamed the Security U.S. Intermediate Bond Subaccount.

(6) Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Van Kampen Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.

(7) Effective July 25, 2008, the Security Income Opportunity Fund merged into the Security High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.


--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.


NEA VALUEBUILDER PROGRAM -- The NEA Valuebuilder Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Valuebuilder products"). The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Valuebuilder products to be made available in their district; as a result, the NEA Valuebuilder Program may not be available in all districts.

      Under the Agreement:

o The Company and its affiliates have the exclusive right to offer NEA Valuebuilder products, including the Contract, under the NEA Valuebuilder Program. However, employers of NEA members are not required to make available NEA Valuebuilder products, and NEA members are not required to select products from any particular provider.

o During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Valuebuilder products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

o MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program (e.g., evaluating the effectiveness of the NEA Valuebuilder Program, monitoring the satisfaction of NEA members with the NEA Valuebuilder Program, conducting quality assurance work, and providing feedback concerning customer satisfaction with the NEA Valuebuilder Program).

o MBC provides marketing and other services in connection with the NEA Valuebuilder Program.


      Pursuant to the Agreement, the Company pays MBC a fee based in part on the average assets invested in NEA Valuebuilder products under the Agreement. During the fiscal year ended December 31, 2008, the Company paid MBC approximately $500,000 per quarter. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.


      Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

      MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Valuebuilder Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of
Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.

      OTHER INFORMATION. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant who has Contract Value allocated to the Subaccount invested in the Dreyfus Appreciation fund.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.05% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the contract as an investment vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength

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and/or claims paying ability, and according to Generally Accepted Accounting
Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge;

o     0-Year or 4-Year Alternate Withdrawal Charge; or

o     Waiver of Withdrawal Charge - 15 Years or Disability

o     Waiver of Withdrawal Charge - 10 Years or Disability

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days

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 of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

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      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in

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effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit

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Amount" is equal to a percentage of the initial Purchase Payment including any
Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*           BENEFIT AMOUNT*
--------------------------------------------
       5%                         130%
       6%                         110%
       7%                         100%
--------------------------------------------

* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

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      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified Contract.


TOTAL PROTECTION -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in

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the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.


      Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before purchasing the Total Protection rider or resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.


      EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not purchase more than one Extra Credit Rider for your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the

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amount of applicable expenses to break even on the rider.

                            RATE OF RETURN
INTEREST RATE             (NET OF EXPENSES)
-------------------------------------------
     3%                        -5.00%
     4%                        -1.50%
     5%                         0.80%
-------------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

        0-YEAR SCHEDULE                               4-YEAR SCHEDULE
--------------------------------------------------------------------------------
 PURCHASE          ITHDRAWAL                 PURCHASE
PAYMENT AGE                                 PAYMENT AGE            WITHDRAWAL
(IN YEARS)          CHARGE                  (IN YEARS)               CHARGE
--------------------------------------------------------------------------------
0 and over            0%                        1                      7%
                                                2                      7%
                                                3                      6%
                                                4                      5%
                                           5 and over                  0%
--------------------------------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit

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Enhancement in the event of a full or partial withdrawal. See "Extra
Credit.

WAIVER OF WITHDRAWAL CHARGE--15 YEARS OR DISABILITY -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Contract has been in force for 15 or more Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE--10 YEARS OR DISABILITY -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE--5 YEARS AND AGE 59 1/2 -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Owner is age 59 1/2 or older; and

o The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.


PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and /or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.


      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under

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an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

      DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled,

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a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

      TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers,

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frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       37

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
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                                                                                     NUMBER OF
                                                                                    ROUND TRIP
                              SUBACCOUNT                                            TRANSFERS
-----------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                         Unlimited
-----------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity,          4(1)
AIM Small Cap Growth, AIM Technology, Calamos(R) Growth, Calamos(R) Growth
and Income, Calamos(R) High Yield, Goldman Sachs Emerging Markets Equity,
Goldman Sachs Government Income, Neuberger Berman Core Bond, Neuberger Berman
Partners, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S.
Dollar-Hedged), PIMCO High Yield, Security Alpha Opportunity, Security Equity,
Security Global, Security High Yield, Security Large Cap Value, Security Mid Cap
Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth,
Security U.S. Intermediate Bond, Van Kampen Comstock, Van Kampen Equity and
Income, Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value                                                         3(1)
-----------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century            2(1)
International Growth, American Century Select, American Century Strategic
Allocation: Aggressive, American Century Strategic Allocation: Conservative,
American Century Strategic Allocation: Moderate
-----------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                                                  2(2)
-----------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Strategic Value                    2(6)
-----------------------------------------------------------------------------------------------
Federated Bond                                                                         1(1)
-----------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R)         1(2)
Advisor Real Estate, Fidelity(R) Advisor Value Strategies
-----------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS         1(3)
Technology, RS Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth
Stock
-----------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells          1(4)
Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value
-----------------------------------------------------------------------------------------------
Ariel(R)                                                                               1(5)
-----------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company**           1(7)
-----------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

* You may transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

** You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.


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                                       38

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying

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                                       39

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Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the

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                                       40

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minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The
Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements

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                                       41

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that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

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                                       42

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      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to

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                                       43

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the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

PURCHASE PAYMENT AGE (IN         WITHDRAWAL
         YEARS)                    CHARGE
-------------------------------------------
            1                        7%
            2                       7%*
            3                        6%
            4                        5%
            5                        4%
            6                        3%
            7                        2%
       8 and over                    0%
-------------------------------------------

* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The Company will waive the withdrawal charge for 403(b) Contract Owners in the event your employment with a public K-12 school district is involuntarily terminated during the period of May 1, 2009 through May 1, 2010 due SOLELY to budget cuts or other adverse economic conditions affecting your school district employer. This waiver will only apply to withdrawals made during the first six months after the date of termination of your employment.

     Prior to making any withdrawal pursuant to this waiver, you must submit to the Company's Administrative Office a copy of the termination notice from the school district, verification from the school district of the termination and the reason(s) for the termination, or other proof satisfactory to the Company. The Company reserves the right to refuse to waive the withdrawal charge at any time on a non-discriminatory

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basis if the Company determines that the termination does not meet the eligibility requirements set forth above.

      If you have purchased the Extra Credit Rider, the Company will recapture all or part of any Credit Enhancement that has not yet vested if, pursuant to this waiver, you make a full or partial withdrawal that, together with total withdrawals made in a Contract Year, exceed the Free Withdrawal Amount. See "Extra Credit."


MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                        ANNUAL MORTALITY AND
CONTRACT VALUE           EXPENSE RISK CHARGE
--------------------------------------------
Less than $25,000               0.90%
$25,000 or more                 0.75%
--------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected.

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The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS -- If you are:
(1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

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                                       46

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
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
-----------------------------------------------------------------------------------------------------------
                                                                                   Rate(1)        Annual
                                                                                               Rider Charge
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                     3%          0.15%
                                                                                      5%          0.30%
-----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                      ---          0.20%
-----------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                       3%          0.10%
                                                                                      5%          0.20%
                                                                                     6%(2)        0.25%
                                                                                     7%(2)        0.30%
-----------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                        5%          0.25%
-----------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                               ---          0.25%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                ---          0.35%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                 5%          0.35%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit              5%          0.40%
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                ---          0.45%(3)
-----------------------------------------------------------------------------------------------------------
Total Protection                                                                     ---          0.85%(4)
-----------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                       3%          0.40%
                                                                                      4%          0.55%
                                                                                      5%          0.70%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                          ---          0.05%
-----------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                      0-Year        0.70%
                                                                                    4-Year        0.55%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                                 ---          0.05%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                                 ---          0.10%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                               ---          0.15%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                                 ---          0.20%

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

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GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.90% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

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                                       48

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      Once annuity payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder

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                                       49

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of such period to the Designated Beneficiary. Upon the last death of the
Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity

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payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amounts determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT


      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."


      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the

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Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if

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so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must

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be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is equal to 3.95%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn

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the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in

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the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See "Contingent Deferred Sales Charge."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial profes-

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sional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may

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not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion

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of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and converstions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. a beneficiary's life expectancy. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However,

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distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by

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the net asset value per share of the Underlying Fund as of the same date.
Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include

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a list of the portfolio securities of the Underlying Fund, as required by the
1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company or the Separate Account is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract.


      The Company and Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), have been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The District Court granted defendants' motion to dismiss. The plaintiffs have appealed. The Company does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously. The Company does not believe that these claims are likely to have a material adverse effect on SDI's ability to perform its duties as principal underwriter of the Contract.


SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company

--------------------------------------------------------------------------------
                                       62

--------------------------------------------------------------------------------

anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDI. During fiscal years 2008, 2007, and 2006, the commission amounts paid in connection with all Contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. The Company on behalf of
SDI pays commissions to Selling Broker-Dealers for their sales, and SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


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                                       63

--------------------------------------------------------------------------------

      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., and Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.



LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until July 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

--------------------------------------------------------------------------------
                                       64

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).



FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the NEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

ARRANGEMENTS WITH ENTITIES
ASSOCIATED WITH THE NEA

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A
PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       65

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OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED BY CALLING 1-800-NEA-VALU.


                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund          Class A         Long-term growth of capital   Invesco Aim Advisors, Inc.
                                                                            11 Greenway Plaza, Suite 100
                                                                            Houston, TX 77046-1173
                                                                            (Investment Adviser)

                                                                            AIM Funds Management Inc., 5140 Yonge Street,
                                                                            Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                            (Sub-adviser)

                                                                            Invesco Global Asset Management (N.A.), Inc.,
                                                                            One Midtown Plaza, 1360 Peachtree Street,
                                                                            N.E., Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Institutional (N.A.), Inc., One
                                                                            Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                            Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Senior Secured Management, Inc., 1166
                                                                            Avenue of the Americas, New York, NY 10036
                                                                            (Sub-adviser)

                                                                            Invesco Hong Kong Limited, 32nd Floor, Three
                                                                            Pacific Place, 1 Queen's Road East, Hong Kong
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Limited, 30 Finsbury
                                                                            Square, London, EC2A 1AG, United Kingdom
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management (Japan) Limited,
                                                                            25th Floor, Shiroyama Trust Tower, 3-1,
                                                                            Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                            Japan
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Deutschland GmbH,
                                                                            Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                            (Sub-adviser)

                                                                            Invesco Australia Limited, 333 Collins
                                                                            Street, Level 26, Melbourne Vic 3000,
                                                                            Australia
                                                                            (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------

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                                       66

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--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund               Class A       Long-term capital growth      Invesco Aim Advisors, Inc.
                                                                            11 Greenway Plaza, Suite 100
                                                                            Houston, TX 77046-1174
                                                                            (Investment Adviser)

                                                                            AIM Funds Management Inc., 5140 Yonge Street,
                                                                            Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                            (Sub-adviser)

                                                                            Invesco Global Asset Management (N.A.), Inc.,
                                                                            One Midtown Plaza, 1360 Peachtree Street,
                                                                            N.E., Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Institutional (N.A.), Inc., One
                                                                            Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                            Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Senior Secured Management, Inc., 1166
                                                                            Avenue of the Americas, New York, NY 10036
                                                                            (Sub-adviser)

                                                                            Invesco Hong Kong Limited, 32nd Floor, Three
                                                                            Pacific Place, 1 Queen's Road East, Hong Kong
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Limited, 30 Finsbury
                                                                            Square, London, EC2A 1AG, United Kingdom
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management (Japan) Limited,
                                                                            25th Floor, Shiroyama Trust Tower, 3-1,
                                                                            Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                            Japan
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Deutschland GmbH,
                                                                            Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                            (Sub-adviser)

                                                                            Invesco Australia Limited, 333 Collins
                                                                            Street, Level 26, Melbourne Vic 3000,
                                                                            Australia
                                                                            (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------

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                                       67

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
                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap                   Class A       Long-term growth of capital   Invesco Aim Advisors, Inc.
Growth Fund                                                                 11 Greenway Plaza, Suite 100
                                                                            Houston, TX 77046-1175
                                                                            (Investment Adviser)

                                                                            AIM Funds Management Inc., 5140 Yonge Street,
                                                                            Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                            (Sub-adviser)

                                                                            Invesco Global Asset Management (N.A.), Inc.,
                                                                            One Midtown Plaza, 1360 Peachtree Street,
                                                                            N.E., Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Institutional (N.A.), Inc., One
                                                                            Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                            Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Senior Secured Management, Inc., 1166
                                                                            Avenue of the Americas, New York, NY 10036
                                                                            (Sub-adviser)

                                                                            Invesco Hong Kong Limited, 32nd Floor, Three
                                                                            Pacific Place, 1 Queen's Road East, Hong Kong
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Limited, 30 Finsbury
                                                                            Square, London, EC2A 1AG, United Kingdom
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management (Japan) Limited,
                                                                            25th Floor, Shiroyama Trust Tower, 3-1,
                                                                            Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                            Japan
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Deutschland GmbH,
                                                                            Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                            (Sub-adviser)

                                                                            Invesco Australia Limited, 333 Collins
                                                                            Street, Level 26, Melbourne Vic 3000,
                                                                            Australia
                                                                            (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------

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                                       68

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
                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity         Class A       Long-term growth of capital   Invesco Aim Advisors, Inc.
Fund                                                                        11 Greenway Plaza, Suite 100
                                                                            Houston, TX 77046-1176
                                                                            (Investment Adviser)

                                                                            AIM Funds Management Inc., 5140 Yonge Street,
                                                                            Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                            (Sub-adviser)

                                                                            Invesco Global Asset Management (N.A.), Inc.,
                                                                            One Midtown Plaza, 1360 Peachtree Street,
                                                                            N.E., Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Institutional (N.A.), Inc., One
                                                                            Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                            Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Senior Secured Management, Inc., 1166
                                                                            Avenue of the Americas, New York, NY 10036
                                                                            (Sub-adviser)

                                                                            Invesco Hong Kong Limited, 32nd Floor, Three
                                                                            Pacific Place, 1 Queen's Road East, Hong Kong
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Limited, 30 Finsbury
                                                                            Square, London, EC2A 1AG, United Kingdom
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management (Japan) Limited,
                                                                            25th Floor, Shiroyama Trust Tower, 3-1,
                                                                            Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                            Japan
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Deutschland GmbH,
                                                                            Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                            (Sub-adviser)

                                                                            Invesco Australia Limited, 333 Collins
                                                                            Street, Level 26, Melbourne Vic 3000,
                                                                            Australia
                                                                            (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      69

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------

AIM Small Cap Growth Fund       Class A       Long-term growth of capital   Invesco Aim Advisors, Inc.
                                                                            11 Greenway Plaza, Suite 100
                                                                            Houston, TX 77046-1177
                                                                            (Investment Adviser)

                                                                            AIM Funds Management Inc., 5140 Yonge Street,
                                                                            Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                            (Sub-adviser)

                                                                            Invesco Global Asset Management (N.A.), Inc.,
                                                                            One Midtown Plaza, 1360 Peachtree Street,
                                                                            N.E., Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Institutional (N.A.), Inc., One
                                                                            Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                            Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Senior Secured Management, Inc., 1166
                                                                            Avenue of the Americas, New York, NY 10036
                                                                            (Sub-adviser)

                                                                            Invesco Hong Kong Limited, 32nd Floor, Three
                                                                            Pacific Place, 1 Queen's Road East, Hong Kong
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Limited, 30 Finsbury
                                                                            Square, London, EC2A 1AG, United Kingdom
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management (Japan) Limited,
                                                                            25th Floor, Shiroyama Trust Tower, 3-1,
                                                                            Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                            Japan
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Deutschland GmbH,
                                                                            Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                            (Sub-adviser)

                                                                            Invesco Australia Limited, 333 Collins
                                                                            Street, Level 26, Melbourne Vic 3000,
                                                                            Australia
                                                                            (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                       70

----------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund             Class A       Capital growth                Invesco Aim Advisors, Inc.
                                                                            11 Greenway Plaza, Suite 100
                                                                            Houston, TX 77046-1178
                                                                            (Investment Adviser)

                                                                            AIM Funds Management Inc., 5140 Yonge Street,
                                                                            Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                            (Sub-adviser)

                                                                            Invesco Global Asset Management (N.A.), Inc.,
                                                                            One Midtown Plaza, 1360 Peachtree Street,
                                                                            N.E., Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Institutional (N.A.), Inc., One
                                                                            Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                            Suite 100, Atlanta, GA 30309
                                                                            (Sub-adviser)

                                                                            Invesco Senior Secured Management, Inc., 1166
                                                                            Avenue of the Americas, New York, NY 10036
                                                                            (Sub-adviser)

                                                                            Invesco Hong Kong Limited, 32nd Floor, Three
                                                                            Pacific Place, 1 Queen's Road East, Hong Kong
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Limited, 30 Finsbury
                                                                            Square, London, EC2A 1AG, United Kingdom
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management (Japan) Limited,
                                                                            25th Floor, Shiroyama Trust Tower, 3-1,
                                                                            Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                            Japan
                                                                            (Sub-adviser)

                                                                            Invesco Asset Management Deutschland GmbH,
                                                                            Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                            (Sub-adviser)

                                                                            Invesco Australia Limited, 333 Collins
                                                                            Street, Level 26, Melbourne Vic 3000,
                                                                            Australia
                                                                            (Sub-adviser)
-------------------------------------------------------------------------------------------------------------------------
American Century Equity            A          To provide current income     American Century Investment Management, Inc.
Income Fund                                                                 4500 Main Street
                                                                            Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------
American Century                   A          Long-term capital growth      American Century Investment Management, Inc.
Heritage Fund                                                               4500 Main Street
                                                                            Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------
American Century                   A          Long-term capital growth      American Century Global
International Growth Fund                                                   Investment Management, Inc.
                                                                            666 3rd Ave, 23rd Floor
                                                                            New York, NY 10017-4041
-------------------------------------------------------------------------------------------------------------------------
American Century Select            A          Long-term capital growth      American Century Investment Management, Inc.
Fund                                                                        4500 Main Street
                                                                            Kansas City, MO 64111-1816
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
American Century                   A          Long-term capital growth with a          American Century Investment Management, Inc.
Strategic Allocation:                         small amount of income                   4500 Main Street
Aggressive                                                                             Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
American Century                   A          Regular income and moderate              American Century Investment Management, Inc.
Strategic Allocation:                         long-term growth                         4500 Main Street
Conservative                                                                           Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
American Century                   A          Long-term capital growth, with           American Century Investment Management, Inc.
Strategic Allocation:                         some regular income                      4500 Main Street
Moderate                                                                               Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                                 Long-term capital appreciation           Ariel Capital Management, LLC
                                                                                       200 East Randolph Drive, Suite 2900
                                                                                       Chicago, IL 60601-6536
-----------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap         Class N         Long-term total return through           Aston Asset Management LLC
Fund                                          capital appreciation by investing        161 N. Clark Street, 12th Floor
                                              primarily in common and preferred        Chicago, IL 60601
                                              stocks and convertible securities        (Investment Adviser)

                                                                                       Optimum Investment Advisors, LLC
                                                                                       100 South Wacker Drive, Suite 2100
                                                                                       Chicago, IL 60606
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth Fund          Class A       Long-term capital growth                 Calamos(R) Advisors LLC.
                                                                                       2020 Calamos Court
                                                                                       Naperville, IL 60563
-----------------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth               Class A       High long-term total return              Calamos(R) Advisors LLC.
and Income Fund                               through growth and current income        2020 Calamos Court
                                                                                       Naperville, IL 60563
-----------------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield           Class A       Highest level Fund of current income     Calamos(R) Advisors LLC.
                                              obtainable with reasonable risk, with    2020 Calamos Court
                                              a secondary objective of capital gain    Naperville, IL 60564
                                              where consistent with the Fund's
                                              primary objective
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                          Long-term capital growth                 The Dreyfus Corporation
Fund, Inc.                                                                             200 Park Avenue
                                                                                       New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus General                 Class B       High level of current income as          The Dreyfus Corporation
Money Market Fund                             is consistent with preserving            200 Park Avenue
                                              capital                                  New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value Fund                     To surpass the performance of the        The Dreyfus Corporation
                                              Russell Midcap Value Index               200 Park Avenue
                                                                                       New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic Value         Class A       Capital appreciation                     The Dreyfus Corporation
Fund                                                                                   200 Park Avenue
                                                                                       New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap                Class A       Long-term capital appreciation           Quantitative Management Associates LLC
Core Equity                                                                            100 Mulberry Street
                                                                                       Gateway Center 2
                                                                                       Newark, NJ 07102-4056
-----------------------------------------------------------------------------------------------------------------------------------
Federated Bond                  Class A       Current income consistent with           Federated Investment Management Company
                                              preservation of capital                  Federated Investors Tower
                                                                                       1001 Liberty Avenue
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity(R) Advisor             Class T       Capital appreciation                     Fidelity Management & Research Company
Dividend Growth Fund                                                                   82 Devonshire Street
                                                                                       Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor             Class T       Capital appreciation                     Fidelity Management & Research Company
International Capital                                                                  82 Devonshire Street
Appreciation Fund                                                                      Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor             Class T       Long-term growth of capital              Fidelity Management & Research Company
Mid Cap Fund                                                                           82 Devonshire Street
                                                                                       Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor             Class T       Above-average income and                 Fidelity Management & Research Company
Real Estate Fund                              long-term capital growth,                82 Devonshire Street
                                              consistent with reasonable               Boston, MA 02109-3605
                                              investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor             Class T       Capital appreciation                     Fidelity Management & Research Company
Value Strategies Fund                                                                  82 Devonshire Street
                                                                                       Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging          Service       Long-term growth of capital              Goldman Sachs Asset Management, L.P.
Markets Equity Fund                                                                    32 Old Slip
                                                                                       New York, NY 10005-3595
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Government        Service       High level of current income,            Goldman Sachs Asset Management, L.P.
Income Fund                                   consistent with safety of                32 Old Slip
                                              principal                                New York, NY 10005-3595
-----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH            Class S       Seeks long-term growth of capital        Janus Capital Management
Risk-Managed Core                                                                      151 Detroit Street
                                                                                       Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser                   Class S       Seeks long-term growth of capital        Janus Capital Management
International Growth                                                                   151 Detroit Street
                                                                                       Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus            Class A       Long-term growth of capital              Jennison Associates, L.L.C.
                                                                                       466 Lexington Avenue
                                                                                       New York, NY 10017
-----------------------------------------------------------------------------------------------------------------------------------
Jennison Small Company          Class A       Capital growth                           Jennison Associates, L.L.C.
                                                                                       466 Lexington Avenue
                                                                                       New York, NY 10017
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              NB Investor     Maximize total return consistent         Neuberger Berman Management LLC
Core Bond                                     with capital preservation                605 Third Avenue, 2nd Floor
                                                                                       New York, NY 10158-3698
                                                                                       (Investment Adviser)

                                                                                       Lehman Brothers Asset Management LLC
                                                                                       190 S. LaSalle
                                                                                       Chicago, IL 60603
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners       Advisor       Growth of capital                        Neuberger Berman Management LLC
                                                                                       605 Third Avenue, 2nd Floor
                                                                                       New York, NY 10158-3698
                                                                                       (Investment Adviser)

                                                                                       Neuberger Berman, LLC
                                                                                       605 Third Avenue, 2nd Floor
                                                                                       New York, NY 10158-3698
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       73

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                 Trust        Long-term growth of capital by           Neuberger Berman Management LLC
Socially Responsive                           investing primarily in securities        605 Third Avenue, 2nd Floor
                                              of companies that meet the Fund's        New York, NY 10158-3698
                                              financial criteria and social            (Investment Adviser)
                                              policy
                                                                                       Neuberger Berman, LLC
                                                                                       605 Third Avenue, 2nd Floor
                                                                                       New York, NY 10158-3698
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond              Class R       Maximum total return, consistent         Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                          with preservation of capital and         840 Newport Center Drive, Suite 100
Fund                                          prudent investment management            Newport Beach, CA 92660-6398

-----------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Fund           Class A       Maximum total return, consistent         Pacific Investment
                                              with preservation of capital and         Management Company LLC
                                              prudent investment management            840 Newport Center Drive, Suite 100
                                                                                       Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity               Service       Long term growth of capital              Royce & Associates, LLC
                                                                                       745 Fifth Avenue, Suite 2400
                                                                                       New York, NY 10151
-----------------------------------------------------------------------------------------------------------------------------------
Royce Value                     Service       Long term growth of capital              Royce & Associates, LLC
                                                                                       745 Fifth Avenue, Suite 2400
                                                                                       New York, NY 10151
-----------------------------------------------------------------------------------------------------------------------------------
RS Technology                   Class A       Long-term capital appreciation           RS Investment Management Co. LLC
                                                                                       388 Market Street
                                                                                       San Francisco, CA 94111-5345
-----------------------------------------------------------------------------------------------------------------------------------
RS Value                        Class A       Long-term capital appreciation           RS Investment Management Co. LLC
                                                                                       388 Market Street
                                                                                       San Francisco, CA 94111-5345
-----------------------------------------------------------------------------------------------------------------------------------
Security Alpha                  Class A       Long-term growth of capital              Security Investors, LLC
Opportunity Fund(R)                                                                    One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
                                                                                       (Investment Adviser)

                                                                                       Security Global Investors, LLC
                                                                                       801 Montgomery St., 2nd Floor
                                                                                       San Francisco, CA 94113-5164
                                                                                       (Sub-adviser)

                                                                                       Mainstream Investment Advisers, LLC
                                                                                       101 West Spring Street, Suite 401
                                                                                       New Albany, IN 47150-3610
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)         Class A       Long-term growth of capital              Security Investors, LLC
                                                                                       One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Security Global Fund            Class A       Long-term growth of capital              Security Investors, LLC
                                                                                       One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
                                                                                       (Investment Adviser)

                                                                                       Security Global Investors, LLC
                                                                                       801 Montgomery St., 2nd Floor
                                                                                       San Francisco, CA 94113-5164
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       74

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Security High Yield Fund        Class A       High current income                      Security Investors, LLC
                                                                                       One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Security Large Cap Value        Class A       Long-term growth of capital              Security Investors, LLC
Fund                                                                                   One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Growth         Class A       Capital appreciation                     Security Investors, LLC
Fund                                                                                   One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap                Class A       Long-term growth of capital              Security Investors, LLC
Value Fund                                                                             One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund         Class A       Long-term growth of capital              Security Investors, LLC
                                                                                       One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Security Small Cap              Class A       Long-term growth of capital              Security Investors, LLC
Growth Fund                                                                            One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
                                                                                       (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Security U.S.                   Class A       High level of interest income            Security Investors, LLC
Intermediate Bond Fund                        with security of principal               One Security Benefit Place
                                                                                       Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital           Advisor       Long-term capital appreciation by        T. Rowe Price
Appreciation                                  investing primarily in common            100 East Pratt Street
                                              stocks.                                  Baltimore, MD 21202-1090
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                   Class R       Long-term capital growth and             T. Rowe Price
Growth Stock                                  increasing dividend income through       100 East Pratt Street
                                              investing in common stocks of            Baltimore, MD 21202-1090
                                              well-established companies.
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen                      Class A       Capital growth and income through        Van Kampen Asset Management
Comstock Fund                                 investments in equity securities,        522 Fifth Avenue
                                              including common stocks,                 New York, NY 10036
                                              preferred stocks and securities
                                              convertible into common and preferred
                                              stocks
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity               Class A       Highest possible income consistent       Van Kampen Asset Management
and Income Fund                               with safety of principal. Long term      522 Fifth Avenue
                                              growth of capital is an important        New York, NY 10036
                                              secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap              Class A       Capital growth                           Van Kampen Asset Management
Growth Fund                                                                            522 Fifth Avenue
                                                                                       New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Class A       Long-term capital appreciation           Wells Fargo Funds Management, LLC
Growth Fund                                                                            525 Market Street, 12th Floor
                                                                                       San Francisco, CA 94105
                                                                                       (Investment Adviser)

                                                                                       Wells Capital Management Incorporated
                                                                                       525 Market Street, 10th Floor
                                                                                       San Francisco, CA 94105
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       75

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Class A       Total return comprised of                Wells Fargo Funds Management, LLC
Large Company Core Fund                       long-term capital appreciation           525 Market Street, 12th Floor
                                              and current income                       San Francisco, CA 94105
                                                                                       (Investment Adviser)

                                                                                       Matrix Asset Advisors, Inc.
                                                                                       747 Third Avenue
                                                                                       New York, NY 10017
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage          Class A        Long-term capital appreciation           Wells Fargo Funds Management, LLC
Opportunity Fund                                                                       525 Market Street, 12th Floor
                                                                                       San Francisco, CA 94105
                                                                                       (Investment Adviser)

                                                                                       Wells Capital Management Incorporated
                                                                                       525 Market Street, 10th Floor
                                                                                       San Francisco, CA 94105
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Class A       Long-term capital appreciation           Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                                   525 Market Street, 12th Floor
                                                                                       San Francisco, CA 94105
                                                                                       (Investment Adviser)

                                                                                       Wells Capital Management Incorporated
                                                                                       525 Market Street, 10th Floor
                                                                                       San Francisco, CA 94105
                                                                                       (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       76

                                                      [LOGO] SECURITY BENEFIT(R)


PROSPECTUS                                         May 1, 2009

--------------------------------------------------------------------------------
SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                        ------------------------
                                                           Important Privacy
                                                            Notice Included

                                                            See Back Cover
                                                        ------------------------

                              Variable annuity contracts issued by
                              Security Benefit Life Insurance
                              Company and offered by Security Distributors, Inc.


6919                                                      32-69190-00 2009/05/01

--------------------------------------------------------------------------------

                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

            ISSUED BY:                             MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

      This Prospectus describes the Security Benefit Advisor Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     AIM Basic Value

o     AIM Dynamics

o     AIM Large Cap Growth

o     AIM Mid Cap Core Equity

o     AIM Small Cap Growth

o     AIM Technology

o     American Century Equity Income

o     American Century Heritage

o     American Century International Growth

o     American Century Select

o     American Century Strategic Allocation: Aggressive

o     American Century Strategic Allocation: Conservative

o     American Century Strategic Allocation: Moderate

o     American Century Ultra(R)

o     Aston/Optimum Mid Cap

o     Baron Asset

o     Calamos(R) Growth and Income

o     Calamos(R) High Yield

o     Dreyfus Appreciation

o     Dreyfus General Money Market

o     Dreyfus Mid Cap Value (formerly Dreyfus Premier Mid Cap Value)

o     Dreyfus Strategic Value (formerly Dreyfus Premier Strategic Value)

o     Dryden Small-Cap Core Equity

o     Federated Bond

o     Fidelity(R) Advisor Dividend Growth

o     Fidelity(R) Advisor Mid Cap(1)

o     Fidelity(R) Advisor Real Estate

o     Fidelity(R) Advisor Value Strategies

o     Goldman Sachs Emerging Markets Equity

o     Goldman Sachs Government Income

o     Janus Adviser INTECH Risk-Managed Core

o     Janus Adviser International Growth

o     Jennison 20/20 Focus

o     Jennison Small Company(2)

o     Neuberger Berman Partners

o     Neuberger Berman Socially Responsive

o     Northern Institutional Global Tactical Asset Allocation

o     Northern Large Cap Value

o     Northern Select Equity

o     PIMCO All Asset

o     PIMCO Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO Real Return

o     PIMCO Total Return

o     Royce Opportunity

o     Royce Value

o     RS Partners

--------------------------------------------------------------------------------
      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER OR BONUS MATCH RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER OR BONUS MATCH RIDER. THE AMOUNT OF CREDIT ENHANCEMENT, OR BONUS AMOUNT AND APPLICABLE ADDITIONAL AMOUNTS, MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
6919 (R5-09)                                                         32-69190-00

--------------------------------------------------------------------------------

o     RS Technology

o     RS Value

o     Rydex All-Cap Opportunity (formerly Rydex Sector Rotation)

o     Security Alpha Opportunity

o     Security Equity

o     Security Global

o     Security High Yield

o     Security Large Cap Value

o     Security Mid Cap Growth

o     Security Mid Cap Value

o     Security Select 25

o     Security Small Cap Growth

o     Security U.S. Intermediate Bond (formerly Security Diversified Income)

o     T. Rowe Price Capital Appreciation

o     T. Rowe Price Growth Stock

o     Van Kampen Comstock

o     Van Kampen Equity and Income

o     Van Kampen Mid Cap Growth

o     Wells Fargo Advantage Growth

o     Wells Fargo Advantage Large Company Core
        (formerly Wells Fargo Advantage Growth and Income)

o     Wells Fargo Advantage Opportunity

o     Wells Fargo Advantage Small Cap Value

(1) The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract

Value to the Fidelity(R) Advisor Mid Cap Subaccount.

(2) The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 71 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

DEFINITIONS ...............................................................    5

SUMMARY ...................................................................    6
   Purpose of the Contract ................................................    6
   The Separate Account and the Funds .....................................    6
   Fixed Account ..........................................................    6
   Purchase Payments ......................................................    6
   Contract Benefits ......................................................    6
   Optional Riders ........................................................    7
   Free-Look Right ........................................................    7
   Charges and Deductions .................................................    7
   Tax-Free Exchanges .....................................................   10
   Contacting the Company .................................................   10

EXPENSE TABLE .............................................................   11
   Contract Owner Transaction Expenses ....................................   11
   Periodic Expenses ......................................................   11
   Optional Rider Expenses ................................................   12
   Example ................................................................   13

CONDENSED FINANCIAL INFORMATION ...........................................   14

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS ........   27
   Security Benefit Life Insurance Company ................................   27
   Published Ratings ......................................................   27
   Separate Account .......................................................   27
   Underlying Funds .......................................................   27

THE CONTRACT ..............................................................   29
   General ................................................................   29
   Important Information About Your Benefits Under the Contract ...........   29
   Application for a Contract .............................................   30
   Optional Riders ........................................................   30
   Guaranteed Minimum Income Benefit ......................................   31
   Annual Stepped Up Death Benefit ........................................   31
   Guaranteed Growth Death Benefit ........................................   31
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ......................................   32
   Enhanced Death Benefit .................................................   32
   Combined Enhanced and Annual Stepped Up Death Benefit ..................   33
   Combined Enhanced and Guaranteed Growth Death Benefit ..................   33
   Combined Enhanced, Annual Stepped Up, and Guaranteed
     Growth Death Benefit .................................................   33
   Guaranteed Minimum Withdrawal Benefit ..................................   34
   Total Protection .......................................................   35
   Extra Credit ...........................................................   36
   Waiver of Withdrawal Charge ............................................   37
   Alternate Withdrawal Charge ............................................   38
   Waiver of Withdrawal Charge - 15 Years or Disability. ..................   38
   Waiver of Withdrawal Charge - 10 Years or Disability. ..................   38
   Waiver of Withdrawal Charge - Hardship .................................   38
   Waiver of Withdrawal Charge - 5 Years and Age 59 1/2 ...................   38
   Bonus Match ............................................................   39
   Purchase Payments ......................................................   40
   Allocation of Purchase Payments ........................................   41
   Dollar Cost Averaging Option ...........................................   41
   Asset Reallocation Option ..............................................   42
   Transfers of Contract Value ............................................   42
   Contract Value .........................................................   46
   Determination of Contract Value ........................................   46
   Cut-Off Times ..........................................................   47
   Full and Partial Withdrawals ...........................................   47
   Systematic Withdrawals .................................................   48
   Free-Look Right ........................................................   48
   Death Benefit ..........................................................   49
   Distribution Requirements ..............................................   49
   Death of the Annuitant .................................................   49

CHARGES AND DEDUCTIONS ....................................................   50
   Contingent Deferred Sales Charge .......................................   50
   Mortality and Expense Risk Charge ......................................   50
   Administration Charge ..................................................   51
   Account Administration Charge ..........................................   51
   Premium Tax Charge .....................................................   51
   Loan Interest Charge ...................................................   51
   Other Charges ..........................................................   51
   Variations in Charges ..................................................   52
   Optional Rider Charges .................................................   52
   Teacher Retirement System of Texas -

     Limits on Optional Riders ............................................   52
   Guarantee of Certain Charges ...........................................   54
   Underlying Fund Expenses ...............................................   54

ANNUITY PERIOD ............................................................   54
   General ................................................................   54
   Annuity Options ........................................................   55
   Selection of an Option .................................................   57

THE FIXED ACCOUNT .........................................................   57
   Interest ...............................................................   57
   Death Benefit ..........................................................   58
   Contract Charges .......................................................   58
   Transfers and Withdrawals from the Fixed Account .......................   58
   Payments from the Fixed Account ........................................   59

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                                                                            Page

MORE ABOUT THE CONTRACT ...................................................   59
   Ownership ..............................................................   59
   Designation and Change of Beneficiary ..................................   59
   Dividends ..............................................................   59
   Payments from the Separate Account .....................................   59
   Proof of Age and Survival ..............................................   59
   Misstatements ..........................................................   59
   Loans ..................................................................   59
   Restrictions on Withdrawals from Qualified Plans .......................   61
   Restrictions under the Texas
     Optional Retirement Program ..........................................   61

FEDERAL TAX MATTERS .......................................................   62
   Introduction ...........................................................   62
   Tax Status of the Company and the Separate Account .....................   62
   Qualified Plans ........................................................   62
   Other Tax Considerations ...............................................   66

OTHER INFORMATION .........................................................   66
   Voting of Underlying Fund Shares .......................................   66
   Substitution of Investments ............................................   67
   Changes to Comply with Law and Amendments ..............................   67
   Reports to Owners ......................................................   67
   Electronic Privileges ..................................................   68
   State Variations .......................................................   68
   Legal Proceedings ......................................................   68
   Sale of the Contract ...................................................   68
   Legal Matters ..........................................................   70

PERFORMANCE INFORMATION ...................................................   70

ADDITIONAL INFORMATION ....................................................   70
   Registration Statement .................................................   70
   Financial Statements ...................................................   70

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION .................   71

OBJECTIVES FOR UNDERLYING FUNDS ...........................................   72

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------
                                        4

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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADDITIONAL AMOUNT -- An amount the Company may add to Contract Value under the Bonus Match Rider.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS AMOUNT -- An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under
Section 403(b) of the Internal Revenue Code.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account."

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

      The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, the Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge

o     Waiver of Withdrawal Charge - 15 Years or Disability;

o     Waiver of Withdrawal Charge - 10 Years or Disability;

o     Waiver of Withdrawal Charge - Hardship;

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2;

o     Bonus Match.

* Provides a death benefit.

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and Additional Amounts that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

      Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase

--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------

Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

   PURCHASE PAYMENT, BONUS AMOUNT,
 OR ADDITIONAL AMOUNT AGE (IN  YEARS)         WITHDRAWAL CHARGE
---------------------------------------------------------------
                  1                                  7%
                  2                                  7%*
                  3                                  6%
                  4                                  5%
                  5                                  4%
                  6                                  3%
                  7                                  2%
              8 and over                             0%
---------------------------------------------------------------

* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                   ANNUAL MORTALITY AND
CONTRACT VALUE                      EXPENSE RISK CHARGE
-------------------------------------------------------
Less than $25,000                          0.90%
$25,000 or more                            0.75%
-------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner, except the Bonus Match Rider, which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Bonus Match Rider will terminate upon termination of the rider.

      The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You may not terminate a rider (except the Bonus Match Rider) after issue unless otherwise stated. The amount of each rider charge (other than the charge for the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. A rider may not be available in all states. You may not select riders with total charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

      TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select Riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                           Rate(1)       Annual
                                                                                      Rider Charge
---------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                           3%            0.15%
                                                                            5%(5)         0.30%
---------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                             ---           0.20%
Guaranteed Growth Death Benefit                                             3%            0.10%
                                                                            5%            0.20%
                                                                            6%(2)         0.25%
                                                                            7%(2)         0.30%
---------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit              5%            0.25%
---------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                      ---           0.25%
---------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                       ---           0.35%
---------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                       5%            0.35%
---------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit    5%            0.40%
---------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                       ---           0.45%(3)
---------------------------------------------------------------------------------------------------
Total Protection                                                            ---           0.85%(4)
---------------------------------------------------------------------------------------------------
                                                                            3%            0.40%
Extra Credit(5)                                                             4%            0.55%
                                                                            5%            0.70%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                 ---           0.05%
---------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                             0-Year         0.70%
                                                                           4-Year         0.55%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                        ---           0.05%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                        ---           0.10%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                      ---           0.15%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                        ---           0.20%
---------------------------------------------------------------------------------------------------
Bonus Match                                                                 ---           $25(7)
---------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge." ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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                                       10

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See
"Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                   None
--------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)     7%(1)
--------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                       None
--------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                     $30(2)
--------------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge3                                                                         2.75%
--------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                                                        0.90%(4)
--------------------------------------------------------------------------------------------------------------
     Annual Administration Charge                                                                    0.15%
--------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                                                       1.55%(5)
--------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                          2.60%
--------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.90%; $25,000 or more - 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                  Interest       Annual
                                                                                                   Rate(1)    Rider Charge
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                             3%           0.15%
                                                                                                    5%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                               ---          0.20%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                    3%           0.10%
Guaranteed Growth Death Benefit Rider                                                               5%           0.20%
                                                                                                    6%(2,)       0.25%
                                                                                                    7%(2,)       0.30%
--------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider            5%           0.25%
--------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                        ---          0.25%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider                     ---          0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider                     5%           0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed        5%           0.40%
Growth Death Benefit Rider
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                         ---          0.45%(3)
--------------------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                              ---          0.85%(3)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                    3%           0.40%
Extra Credit Rider(4)                                                                               4%           0.55%
                                                                                                    5%           0.70%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                   ---          0.05%
--------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(5)                                                              0-Year         0.70%
                                                                                                  4-Year         0.55%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability                                           ---          0.05%
-------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability                                           ---          0.10%
-------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                                                         ---          0.15%
-------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2                                           ---          0.20%
--------------------------------------------------------------------------------------------------------------------------
Bonus Match Rider                                                                                   ---          $25(6)
--------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(6) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                          MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)        0.76%(2)        2.36%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

(2) The actual maximum and maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2008 after taking into account any contractual expense waivers and/or reimbursements were 0.76% and 1.95% respectively.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                   1       3        5        10
                                                  YEAR   YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of the applicable time      $1,143  $2,077   $2,919   $5,105
period
--------------------------------------------------------------------------------
If you do not surrender or you annuitize your      514   1,539    2,562    5,105
Contract
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


                                        2008          2007      2006(3),(4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.12   $     10.41   $       9.56   $      9.42   $      8.83   $      6.87   $      7.08
   End of period ................   $      4.69   $     10.12   $      10.41   $      9.56   $      9.42   $      8.83   $      6.87
Accumulation units outstanding
   at the end of period .........        40,127        35,213         31,428        22,702        18,419         7,340           711
------------------------------------------------------------------------------------------------------------------------------------
AIM DYNAMICS
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.22   $      8.53   $       7.62   $      7.18   $      6.69   $      5.04   $      4.86
   End of period ................   $      4.69   $      9.22   $       8.53   $      7.62   $      7.18   $      6.69   $      5.04
Accumulation units outstanding
   at the end of period .........         8,812        16,305         10,386         4,454         4,130         5,424           265
------------------------------------------------------------------------------------------------------------------------------------
AIM LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.15   $      7.33   $       7.12   $      7.18   $      7.16   $      5.94   $      6.08
   End of period ................   $      4.85   $      8.15   $       7.33   $      7.12   $      7.18   $      7.16   $      5.94
Accumulation units outstanding
   at the end of period .........        83,742        78,970         74,472        49,493        36,104        11,028           247
------------------------------------------------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.60   $     11.92   $      11.16   $     10.80   $      9.87           ---           ---
   End of period ................   $      8.79   $     12.60   $      11.92   $     11.16   $     10.80   $      9.87           ---
Accumulation units outstanding
   at the end of period .........        63,060        58,907         96,433        98,386        81,683        59,018           ---
------------------------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.78   $     10.06   $       9.15   $      8.79   $      8.55           ---           ---
   End of period ................   $      6.35   $     10.78   $      10.06   $      9.15   $      8.79   $      8.55           ---
Accumulation units outstanding
   at the end of period .........        85,957        60,162         56,603        44,154        31,422         7,945           ---
------------------------------------------------------------------------------------------------------------------------------------
AIM TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      5.18   $      5.02   $       4.74   $      4.85   $      4.89           ---           ---
   End of period ................   $      2.76   $      5.18   $       5.02   $      4.74   $      4.85   $      4.89           ---
Accumulation units outstanding
   at the end of period .........        91,597        86,262         80,330        58,015        25,559        12,296           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     13.43   $     13.77   $      12.00   $     12.21   $     11.31   $      9.49   $      9.28
   End of period ................   $     10.30   $     13.43   $      13.77   $     12.00   $     12.21   $     11.31   $      9.49
Accumulation units outstanding
   at the end of period .........       112,234       108,071         86,777        72,862        29,286        13,942         1,063
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     14.95   $     10.70   $       9.52   $      8.12   $      7.90           ---           ---
   End of period ................   $      7.72   $     14.95   $      10.70   $      9.52   $      8.12   $      7.90           ---
Accumulation units outstanding
   at the end of period .........        45,288        36,446         18,965        16,848         5,602         2,900           ---
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.28   $     10.93   $       9.11   $      8.38   $      7.57           ---           ---
   End of period ................   $      6.45   $     12.28   $      10.93   $      9.11   $      8.38   $      7.57           ---
Accumulation units outstanding
   at the end of period .........       110,790       118,433        115,933        76,879        26,679        10,435           ---
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.35   $      7.16   $       7.60   $      7.85   $      7.62   $      6.37   $      6.42
   End of period ................   $      4.84   $      8.35   $       7.16   $      7.60   $      7.85   $      7.62   $      6.37
Accumulation units outstanding
   at the end of period .........        69,278        60,269        125,349       109,953        86,670        73,396           209
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC
ALLOCATION: AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.13   $     10.10   $      10.00           ---           ---           ---           ---
   End of period ................   $      7.09   $     11.13   $      10.10           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        33,935        34,208             99           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC
ALLOCATION: CONSERVATIVE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.34   $     10.02   $      10.00           ---           ---           ---           ---
   End of period ................   $      8.35   $     10.34   $      10.02           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        18,054        12,667            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC
ALLOCATION: MODERATE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.75   $     10.08   $      10.00           ---           ---           ---           ---
   End of period ................   $      7.63   $     10.75   $      10.08           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        40,957           397            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY ULTRA(R)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.41   $     10.62   $      11.45   $     11.68   $     11.01           ---           ---
   End of period ................   $      6.94   $     12.41   $      10.62   $     11.45   $     11.68   $     11.01           ---
Accumulation units outstanding
   at the end of period .........        19,439        16,290         17,253        11,623         3,827           283           ---
------------------------------------------------------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.08   $     10.21   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.09   $     11.08   $      10.21           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        72,767        50,601            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
BARON ASSET
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.63   $     10.03   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.06   $     10.63   $      10.03           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        17,023        13,714            325           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.54   $     10.01   $      10.00           ---           ---           ---           ---
   End of period ................   $      7.00   $     10.54   $      10.01           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        17,123         3,162          5,382           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.04   $     10.03   $      10.00           ---           ---           ---           ---
   End of period ................   $      7.01   $     10.04   $      10.03           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         3,461         2,802            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.71   $      9.48   $       8.48   $      8.47   $      8.34   $      7.20   $      7.38
   End of period ................   $      6.32   $      9.71   $       9.48   $      8.48   $      8.47   $      8.34   $      7.20
Accumulation units outstanding
   at the end of period .........       293,790       266,314        225,480       189,162       149,939        84,198           185
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.89   $      8.86   $       8.85   $      8.99   $      9.31   $      9.66   $      9.76
   End of period ................   $      8.74   $      8.89   $       8.86   $      8.85   $      8.99   $      9.31   $      9.66
Accumulation units outstanding
   at the end of period .........       219,861       131,797         71,401        60,374        52,667        14,420           119
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS MID CAP VALUE (FORMERLY
DREYFUS PREMIER MID CAP VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.60   $     11.44   $      10.77   $     10.36   $      9.17   $      6.05   $      5.92
   End of period ................   $      6.71   $     11.60   $      11.44   $     10.77   $     10.36   $      9.17   $      6.05
Accumulation units outstanding
   at the end of period .........        41,600        38,170         30,471        22,053        10,376         3,357           190
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE
(FORMERLY DREYFUS PREMIER
STRATEGIC VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     13.16   $     12.93   $      11.21   $     10.76   $      9.52           ---           ---
   End of period ................   $      8.10   $     13.16   $      12.93   $     11.21   $     10.76   $      9.52           ---
Accumulation units outstanding
   at the end of period .........       152,630       110,401         45,524        27,089        12,600         3,656           ---
------------------------------------------------------------------------------------------------------------------------------------
DRYDEN SMALL-CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.34   $     10.00   $      10.00           ---           ---           ---           ---
   End of period ................   $      5.77   $      9.34   $      10.00           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         3,046            45            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED BOND
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.01   $      9.91   $      10.00           ---           ---           ---           ---
   End of period ................   $      8.64   $     10.01   $       9.91           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        19,075        11,358          6,580           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR
DIVIDEND GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.93   $      9.26   $       8.44   $      8.52   $      8.42           ---           ---
   End of period ................   $      4.80   $      8.93   $       9.26   $      8.44   $      8.52   $      8.42           ---
Accumulation units outstanding
   at the end of period .........        51,258        47,645         46,600        35,208        25,374         9,987           ---
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     13.25   $     13.20   $      11.99   $     11.00   $     10.38   $      7.66   $      8.03
   End of period ................   $      6.24   $     13.25   $      13.20   $     11.99   $     11.00   $     10.38   $      7.66
Accumulation units outstanding
   at the end of period .........        25,248        27,460         59,175        64,197        71,828        62,572           151
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR MID CAP
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     13.11   $     12.45   $      11.45   $     11.00   $      9.87           ---           ---
   End of period ................   $      6.00   $     13.11   $      12.45   $     11.45   $     11.00   $      9.87           ---
Accumulation units outstanding
   at the end of period .........        24,049        25,261         21,368        20,691        16,206         7,252           ---
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     17.31   $     21.99   $      16.86   $     15.12   $     11.81           ---           ---
   End of period ................   $      9.94   $     17.31   $      21.99   $     16.86   $     15.12   $     11.81           ---
Accumulation units outstanding
   at the end of period .........        35,452        29,403         30,062        17,231         8,756           557           ---
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR
VALUE STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.97   $     12.84   $      11.54   $     11.74   $     10.68           ---           ---
   End of period ................   $      6.07   $     12.97   $      12.84   $     11.54   $     11.74   $     10.68           ---
Accumulation units outstanding
   at the end of period .........        65,678        58,078         54,355        45,222        26,417        11,170           ---
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING
MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.84   $     10.45   $      10.00           ---           ---           ---           ---
   End of period ................   $      5.61   $     12.84   $      10.45           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        20,827         8,712          1,079           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.18   $      9.91   $      10.00           ---           ---           ---           ---
   End of period ................   $     10.26   $     10.18   $       9.91           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        29,209        32,340         15,610           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTECH
RISK-MANAGED CORE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.30   $     10.08   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.34   $     10.30   $      10.08           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........           842         1,433            212           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTERNATIONAL
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.47   $     10.28   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.11   $     12.47   $      10.28           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........       174,579        94,946            781           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.61   $     10.03   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.15   $     10.61   $      10.03           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        41,145         7,764            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
JENNISON SMALL COMPANY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.43   $      9.90   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.21   $     10.43   $       9.90           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         7,349         7,345         13,421           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.54   $      9.99   $      10.00           ---           ---           ---           ---
   End of period ................   $      4.85   $     10.54   $       9.99           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         7,320         1,547            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

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                                       19

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY
RESPONSIVE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.84   $     10.51   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.37   $     10.84   $      10.51           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         8,614         3,893          2,407           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN INSTITUTIONAL GLOBAL
TACTICAL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.36   $     11.32   $      10.94   $     10.88   $     10.72           ---           ---
   End of period ................   $      8.61   $     11.36   $      11.32   $     10.94   $     10.88   $     10.72           ---
Accumulation units outstanding
   at the end of period .........        10,358         9,456          6,904         5,547         3,846           105           ---
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     13.12   $     14.16   $      12.34   $     12.42   $     11.65           ---           ---
   End of period ................   $      8.33   $     13.12   $      14.16   $     12.34   $     12.42   $     11.65           ---
Accumulation units outstanding
   at the end of period .........        16,346        16,579         16,307        11,163         5,926            37           ---
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN SELECT EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     12.93   $     11.40   $      10.97   $     10.98   $     10.95           ---           ---
   End of period ................   $      7.41   $     12.93   $      11.40   $     10.97   $     10.98   $     10.95           ---
Accumulation units outstanding
   at the end of period .........         9,575         6,157          4,087         4,553           294           169           ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.17   $      9.83   $      10.00           ---           ---           ---           ---
   End of period ................   $      8.21   $     10.17   $       9.83           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        16,190           335            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND
(U.S. DOLLAR-HEDGED)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.82   $      9.89   $      10.00           ---           ---           ---           ---
   End of period ................   $      9.16   $      9.82   $       9.89           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        17,540         4,030          4,243           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.29   $      9.66   $      10.08   $     10.29   $      9.87           ---           ---
   End of period ................   $      9.20   $     10.29   $       9.66   $     10.08   $     10.29   $      9.87           ---
Accumulation units outstanding
   at the end of period .........       225,526       142,940        140,952       127,351        26,708           965           ---
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.95   $      9.56   $       9.62   $      9.80   $      9.76           ---           ---
   End of period ................   $      9.96   $      9.95   $       9.56   $      9.62   $      9.80   $      9.76           ---
Accumulation units outstanding
   at the end of period .........       188,369        96,431         65,976        42,523        19,758           602           ---
------------------------------------------------------------------------------------------------------------------------------------
ROYCE OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.47   $     10.08   $      10.00           ---           ---           ---           ---
   End of period ................   $      4.94   $      9.47   $      10.08           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         9,296         5,997            729           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.88   $      9.90   $      10.00           ---           ---           ---           ---
   End of period ................   $      6.25   $      9.88   $       9.90           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        29,081        12,314            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
RS PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     17.21   $     18.60   $      17.39   $     16.15   $     12.74           ---           ---
   End of period ................   $     10.16   $     17.21   $      18.60   $     17.39   $     16.15   $     12.74           ---
Accumulation units outstanding
   at the end of period .........        86,637        82,691         81,393        68,570        40,435         1,087           ---
------------------------------------------------------------------------------------------------------------------------------------
RS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.74   $      9.98   $      10.00           ---           ---           ---           ---
   End of period ................   $      5.54   $     11.74   $       9.98           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........         2,096           956            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
RS VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.10   $     10.12   $      10.00           ---           ---           ---           ---
   End of period ................   $      5.66   $     10.10   $      10.12           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        39,545         6,756            139           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
RYDEX ALL-CAP OPPORTUNITY
(FORMERLY RYDEX SECTOR ROTATION)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     16.73   $     14.28   $      13.34   $     12.15   $     11.45           ---           ---
   End of period ................   $      9.62   $     16.73   $      14.28   $     13.34   $     12.15   $     11.45           ---
Accumulation units outstanding
   at the end of period .........        58,847        62,937         55,493        38,738         4,039           115           ---
------------------------------------------------------------------------------------------------------------------------------------
SECURITY ALPHA OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     15.83   $     13.93   $      12.89   $     12.50   $     11.57           ---           ---
   End of period ................   $      9.88   $     15.83   $      13.93   $     12.89   $     12.50   $     11.57           ---
Accumulation units outstanding
   at the end of period .........        39,372        38,594         24,929        18,211         9,287            42           ---
------------------------------------------------------------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.79   $     10.16   $      10.14   $     10.34   $     10.13   $     10.18   $     10.18
   End of period ................   $      7.82   $      9.79   $      10.16   $     10.14   $     10.34   $     10.13   $     10.18
Accumulation units outstanding
   at the end of period .........       107,116       103,167        103,376       117,059       113,336        66,733         2,012
------------------------------------------------------------------------------------------------------------------------------------
SECURITY EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      7.79   $      8.54   $       7.93   $      7.94   $      7.69           ---           ---
   End of period ................   $      4.68   $      7.79   $       8.54   $      7.93   $      7.94   $      7.69           ---
Accumulation units outstanding
   at the end of period .........        11,148         8,153          7,391         5,454         4,501         1,491           ---
------------------------------------------------------------------------------------------------------------------------------------
SECURITY GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     13.21   $     12.35   $      11.01   $     10.13   $      8.93   $      6.56   $      6.91
   End of period ................   $      7.85   $     13.21   $      12.35   $     11.01   $     10.13   $      8.93   $      6.56
Accumulation units outstanding
   at the end of period .........       186,078       163,241        161,225       127,016        82,366        67,706           176
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
SECURITY HIGH YIELD(7)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.52   $     11.76   $      11.09   $     11.16   $     10.46           ---           ---
   End of period ................   $      7.63   $     11.52   $      11.76   $     11.09   $     11.16   $     10.46           ---
Accumulation units outstanding
   at the end of period .........        64,515        40,194         31,311        17,880         6,915           615           ---
------------------------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........           ---           ---   $       7.16   $      7.28   $      7.37           ---           ---
   End of period ................           ---           ---            ---   $      7.16   $      7.28   $      7.37           ---
Accumulation units outstanding
   at the end of period .........           ---           ---            ---        16,600        12,423         2,723           ---
------------------------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.88   $     10.82   $       9.31   $      8.83   $      8.34   $      6.82   $      7.01
   End of period ................   $      6.46   $     10.88   $      10.82   $      9.31   $      8.83   $      8.34   $      6.82
Accumulation units outstanding
   at the end of period .........        24,495        39,124         61,182        16,387         5,811         2,351            58
------------------------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.88   $     10.25   $      10.19   $      9.90   $      9.39           ---           ---
   End of period ................   $      5.08   $      8.88   $      10.25   $     10.19   $      9.90   $      9.39           ---
Accumulation units outstanding
   at the end of period .........        62,550        61,791         59,809        45,518        25,683         8,214           ---
------------------------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     17.20   $     17.71   $      16.02   $     14.39   $     11.80   $      8.08   $      8.14
   End of period ................   $     12.04   $     17.20   $      17.71   $     16.02   $     14.39   $     11.80   $      8.08
Accumulation units outstanding
   at the end of period .........       178,993       175,670        163,991       146,052       109,248        67,622         1,419
------------------------------------------------------------------------------------------------------------------------------------
SECURITY SELECT 25
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.88   $      9.87   $      10.00           ---           ---           ---           ---
   End of period ................   $      5.35   $      8.88   $       9.87           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        19,282        21,383         19,156           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------

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                                       23

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.49   $     10.41   $      10.36   $     10.09   $      9.03   $      6.06   $      5.99
   End of period ................   $      5.25   $     10.49   $      10.41   $     10.36   $     10.09   $      9.03   $      6.06
Accumulation units outstanding
   at the end of period .........        19,851        18,114         19,024        12,285         4,363         3,120           250
------------------------------------------------------------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........           ---           ---   $       7.99   $      7.97   $      7.96   $      6.76   $      6.78
   End of period ................           ---           ---            ---   $      7.99   $      7.97   $      7.96   $      6.76
Accumulation units outstanding
   at the end of period .........           ---           ---            ---         4,388         2,017           762           118
------------------------------------------------------------------------------------------------------------------------------------
SECURITY U.S. INTERMEDIATE BOND
(FORMERLY SECURITY DIVERSIFIED
INCOME)(5)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.08   $     10.24   $      10.27   $     10.52   $     10.58   $     10.71   $     10.62
   End of period ................   $      8.60   $     10.08   $      10.24   $     10.27   $     10.52   $     10.58   $     10.71
Accumulation units outstanding
   at the end of period .........        23,135        26,267         31,577        47,422        39,926        41,660            81
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE CAPITAL
APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.11   $     10.09   $      10.00           ---           ---           ---           ---
   End of period ................   $      7.06   $     10.11   $      10.09           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        42,826         8,335            281           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.68   $     10.11   $      10.00           ---           ---           ---           ---
   End of period ................   $      5.91   $     10.68   $      10.11           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........       117,517        56,336         14,530           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.43   $     11.06   $       9.90   $      9.88   $      8.74   $      6.94   $      6.83
   End of period ................   $      6.43   $     10.43   $      11.06   $      9.90   $      9.88   $      8.74   $      6.94
Accumulation units outstanding
   at the end of period .........       324,281       276,143        294,804       242,756       156,796        87,488           166
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     11.95   $     12.04   $      11.12   $     10.72   $      9.98   $      8.49   $      8.51
   End of period ................   $      8.65   $     11.95   $      12.04   $     11.12   $     10.72   $      9.98   $      8.49
Accumulation units outstanding
   at the end of period .........       177,395       172,895        152,412        96,696        52,306        16,063           640
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.00           ---            ---           ---           ---           ---           ---
   End of period ................   $      4.43           ---            ---           ---           ---           ---           ---
Accumulation units outstanding
   at the end of period .........        16,153           ---            ---           ---           ---           ---           ---
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      9.10   $      7.42   $       7.14   $      6.66   $      6.10           ---           ---
   End of period ................   $      5.22   $      9.10   $       7.42   $      7.14   $      6.66   $      6.10           ---
Accumulation units outstanding
   at the end of period .........        46,037        23,223         12,735         7,657         3,543         2,683           ---
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE
COMPANY CORE (FORMERLY WELLS
FARGO ADVANTAGE GROWTH AND
INCOME)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $      8.44   $      8.57   $       7.71   $      8.15   $      7.79           ---           ---
   End of period ................   $      4.93   $      8.44   $       8.57   $      7.71   $      8.15   $      7.79           ---
Accumulation units outstanding
   at the end of period .........         8,069         7,123          6,079         5,562         7,157         5,029           ---
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     10.60   $     10.50   $       9.76   $      9.47   $      8.39   $      6.35   $      6.35
   End of period ................   $      6.08   $     10.60   $      10.50   $      9.76   $      9.47   $      8.39   $      6.35
Accumulation units outstanding
   at the end of period .........        14,417         7,552          6,483         5,236         4,506         3,347           237
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

                                        2008          2007      2006(3), (4)       2005        2004(2)         2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP
VALUE
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..........   $     18.25   $     17.21   $      15.85   $     14.35   $     12.45   $      8.72   $      8.73
   End of period ................   $     10.82   $     18.25   $      17.21   $     15.85   $     14.35   $     12.45   $      8.72
Accumulation units outstanding
   at the end of period .........        94,024        74,412         74,042        67,149        52,532        54,273           137
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period of September 3, 2002 (date of inception) through December 31, 2002.

(2) For the period of April 1, 2004 (date of inception) through December 31, 2004 for the Security Income Opportunity Subaccount.

(3) For the period of December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Aston/Optimum Mid Cap, Baron Asset, Calamos(R) Growth and Income, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology, RS Value, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.

(4) For the period of time from January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into the Security Select 25 Subaccount, and Contract Value allocated to these Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.

(5) Effective February 20, 2009, the Security Capital Preservation Fund merged into the Security Diversified Income Fund, which was renamed the Security U.S. Intermediate Bond Fund. Contract Value allocated to the Security Capital Preservation Subaccount on that date was transferred to the Security Diversified Income Subaccount, which was renamed the Security U.S. Intermediate Bond Subaccount.

(6) Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Van Kampen Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.

(7) Effective July 25, 2008, the Security Income Opportunity Fund merged into the Security High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.


--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not

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have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.05% to a maximum of 0.60% of the average net assets of the

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Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things,

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realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge;

o     0-Year or 4-Year Alternate Withdrawal Charge; or

o     Waiver of Withdrawal Charge - 15 Years or Disability;

o     Waiver of Withdrawal Charge - 10 Years or Disability;

o     Waiver of Withdrawal Charge - Hardship;

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2;

o     Bonus Match.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You cannot change or cancel the rider(s) that you select after they are issued, except you may cancel the Bonus Match Rider. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess

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of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments (which do not include any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

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1.    The sum of all Purchase Payments (not including any Credit Enhancements,
      Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including any Bonus Amounts or Additional Amounts), net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

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The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the

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death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*                    BENEFIT AMOUNT*
-------------------------------------------------------
        5%                                130%
        6%                                110%
        7%                                100%
-------------------------------------------------------

* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment

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including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.


      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified Contract.


TOTAL PROTECTION -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on

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                                       35

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that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.


      Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before purchasing the Total Protection rider or resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both a an Extra Credit Rider and a Bonus Match Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Amount. See "Bonus Match."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has

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                                       36

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--------------------------------------------------------------------------------

entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                               RATE OF RETURN
  INTEREST RATE               (NET OF EXPENSES)
-----------------------------------------------
       3%                          -5.00%
       4%                          -1.50%
       5%                           0.80%
-----------------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means

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of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

          0-YEAR SCHEDULE                         4-YEAR SCHEDULE
----------------------------------------------------------------------------
   PURCHASE                                 PURCHASE
  PAYMENT AGE          WITHDRAWAL          PAYMENT AGE         WITHDRAWAL
  (IN YEARS)             CHARGE            (IN YEARS)            CHARGE
----------------------------------------------------------------------------
  0 and over               0%                   1                  7%
                                                2                  7%
                                                3                  6%
                                                4                  5%
                                           5 and over              0%
----------------------------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

WAIVER OF WITHDRAWAL CHARGE--15 YEARS OR DISABILITY -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Contract has been in force for 15 or more Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

WAIVER OF WITHDRAWAL CHARGE--10 YEARS OR DISABILITY -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

WAIVER OF WITHDRAWAL CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

WAIVER OF WITHDRAWAL CHARGE--5 YEARS AND AGE 59 1/2 -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Owner is age 59 1/2 or older; and

o The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments

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may be made to the Contract. The charge for this Rider is 0.20%. See "Waiver of
Withdrawal Charge--5 Years and Age 59 1/2."

BONUS MATCH -- This rider is not available in all states and is available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You may elect this rider at Contract issue or any time thereafter. Upon the Company's acceptance of your election of the rider, the rider will be in effect as of the Valuation Date the Company receives your rider election form or written request electing the rider.

      The rider provides for the Company to add a Bonus Amount to your Contract Value during the "Bonus Match Period," which is the period that begins on the date the rider is first in effect and ends on the earlier of: (1) the fifth anniversary of the rider's date of issue, or (2) termination of the rider. The Company will apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You may have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculates the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which do not include any Bonus Amount or Credit Enhancement. See "Extra Credit."

      The Bonus Amount is an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider is in effect. The Company will apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment is applied. As set forth in the applicable table below, the Bonus Amount percentage is based on the amount of Contract Value as of the date that the Bonus Amount is applied. Bonus Amounts will be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.

      The Company applies the Bonus Amount percentage under Table 1 or 2 below based upon whether you have in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you do not have an active affinity credit card as of the date of receipt of such Purchase Payment:

TABLE 1

                                        BONUS AMOUNT (AS A
   CONTRACT VALUE AS OF DATE          % OF SALARY REDUCTION
    BONUS AMOUNT IS APPLIED             PURCHASE PAYMENTS)
-----------------------------------------------------------
Less than $50,000                               1%
$50,000 up to $100,000                          2%
$100,000 up to $250,000                         3%
$250,000 or more                                4%
-----------------------------------------------------------

      Table 2 applies if you have: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card is active upon the date of receipt of the salary reduction Purchase Payment. The Company requires that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement is terminated to keep the Bonus Amount in Table 2 in effect.

TABLE 2

                                       BONUS AMOUNT (AS A
   CONTRACT VALUE AS OF DATE         % OF SALARY REDUCTION
    BONUS AMOUNT IS APPLIED            PURCHASE PAYMENTS)
----------------------------------------------------------
Less than $50,000                              4%
$50,000 up to $100,000                         6%
$100,000 up to $250,000                        8%
$250,000 or more                              10%
----------------------------------------------------------

      During the Bonus Match Period, if the Owner does not maintain an active affinity credit card, the Bonus Amount in Table 2 will terminate automatically, and the Bonus Amount percentage under Table 1 shall apply to salary reduction Purchase Payments received while the affinity credit card is not active. If the Owner later reactivates the credit card, the Bonus Amount percentage under Table 2 will apply to salary reduction Purchase Payments received after the Company receives notice from the affinity credit card issuer that you have reactivated the card and first use has occurred for so long as the credit card is active. The Owner may elect not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.

      The Company guarantees that it will pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company may add Bonus Amounts to your Contract Value after the fifth anniversary of the rider's date of issue, but any such additional Bonus Amounts are not guaranteed and will be paid only while the rider is in effect.

      At the end of each calendar year while this rider is in effect, the Company in its sole discretion may elect to add to Contract Value an "Additional Amount" equal to: (a) amounts the Company earned during the calendar year in connection with credit card purchases by all owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less
(b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount shall be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments

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made by other owners of the rider. The Company shall add any such Additional
Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider is in effect on that date and the Additional Amount is greater than $0.

      At any time after the fifth anniversary of the rider's date of issue, the Company reserves the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company will stop deducting the rider charge.

      The Bonus Amounts and any Additional Amounts vest immediately but are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercise your right to cancel during the free look period, the Company will reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that has been applied to your Contract Value.

      In the event that the death benefit under your Contract is based upon the sum of all Purchase Payments made by the Owner, Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract is based upon Purchase Payments increased at an annual rate of interest ("Guaranteed Growth Death Benefit"), Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. The Company will not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.

      If you have elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts are included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.

      The Company expects to make a profit from the charge for this rider and funds payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement. The Bonus Match Rider would make sense for you only if (1) you have Contract Value in excess of $10,000 and you plan to make salary reduction Purchase Payments, or (2) you have Contract Value less than $10,000 but expect to make salary reduction Purchase Payments of more than $2,500 in each Contract Year ($625 in each Contract Year if you have an active affinity credit card). If you make salary reduction Purchase Payments of less than $2,500 (less than $625 if you have an active affinity credit card) and the rider charge is imposed based upon Contract Value of less than $10,000, then the cost of the rider will exceed its benefit and you will be worse off than if you had not purchased the rider.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.


      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.


      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative,

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                                       40

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the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost

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                                       41

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Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the

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Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt
Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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
                                                                                                                   NUMBER OF
                                                                                                                  ROUND TRIP
                                             SUBACCOUNT                                                           TRANSFERS
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                                                       Unlimited
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM               4(1)
Technology, Calamos(R) Growth and Income, Calamos(R) High Yield, Goldman Sachs Emerging Markets Equity, Goldman
Sachs Government Income, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO All Asset,
PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return, Rydex All-Cap Opportunity,
Security Alpha Opportunity, Security Equity, Security Global, Security High Yield, Security Large Cap Value,
Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, Security
U.S. Intermediate Bond, Van Kampen Comstock, Van Kampen Equity and Income, Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value                                                                                        3(1)
-----------------------------------------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century International Growth, American            2(1)
Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation:
Conservative, American Century Strategic Allocation: Moderate, American Century Ultra(R)
-----------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap, Northern Institutional Global Tactical Asset Allocation, Northern Large Cap Value,             2(2)
Northern Select Equity,
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Mid Cap Value, Dreyfus Strategic Value                                                  2(6)
-----------------------------------------------------------------------------------------------------------------------------
Federated Bond                                                                                                        1(1)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R) Advisor Real Estate, Fidelity(R)       1(2)
Advisor Value Strategies
-----------------------------------------------------------------------------------------------------------------------------
Baron Asset                                                                                                           1(3)
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS Partners, RS Technology, RS            1(4)
Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity,            1(5)
Wells Fargo Advantage Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company**                                          1(7)
-----------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 6 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

* You may transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

** You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.


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                                       44

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Fund. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds,

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                                       45

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hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, Bonus Amounts, and Additional Amounts allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company

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deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (other than the Bonus Match Rider) (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charges on partial withdrawals (including systematic withdrawals) from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements be deducted from your

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                                       47

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remaining Contract Value, provided there is sufficient Contract Value available.
Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus

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any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's

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death. If a new Annuitant is not named, the Company will designate the Owner as
Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

  PURCHASE PAYMENT, BONUS AMOUNT,
OR ADDITIONAL AMOUNT AGE (IN YEARS)      WITHDRAWAL CHARGE
----------------------------------------------------------
               1                                7%
               2                                7%*
               3                                6%
               4                                5%
               5                                4%
               6                                3%
               7                                2%
           8 and over                           0%
----------------------------------------------------------

* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on

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a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                                            ANNUAL MORTALITY AND
CONTRACT VALUE                                               EXPENSE RISK CHARGE
--------------------------------------------------------------------------------
Less than $25,000                                                   0.90%
$25,000 or more                                                     0.75%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges. (For loans issued prior to May 1, 2006, the net cost of a loan was 2.5%, plus the amount of any applicable rider charges.)

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge

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is currently assessed. See "Tax Status of the Company and the Separate Account"
and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You may select only one rider that provides a death benefit.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date and the charge for the Bonus Match Rider will terminate upon termination of the rider. The amount of each rider charge (other than the charge for the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract with a 0-Year Alternate Withdrawal Charge Rider.

TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS -- If you are:
(1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value, and only the following Riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

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
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Annual
                                                                                                   Rate(1)    Rider Charge
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                     3%         0.15%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      5%         0.30%
--------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                      ---         0.20%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      3%         0.10%
                                                                                                      5%         0.20%
Guaranteed Growth Death Benefit                                                                       6%(2)      0.25%
                                                                                                      7%(2)      0.30%
--------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                        5%          0.25%
--------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                               ---          0.25%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                                ---          0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                                 5%          0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                              5%          0.40%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                                ---         0.45%(3)
--------------------------------------------------------------------------------------------------------------------------
Total Protection                                                                                     ---         0.85%(4)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      3%         0.40%
Extra Credit (5)                                                                                      4%         0.55%
                                                                                                      5%         0.70%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                          ---         0.05%
--------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                                      0-Year       0.70%
                                                                                                    4-Year       0.55%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                                                 ---         0.05%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                                                 ---         0.10%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                                               ---         0.15%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                                                 ---         0.20%
--------------------------------------------------------------------------------------------------------------------------
Bonus Match                                                                                          ---         $25(7)
--------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

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GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.90% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or

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Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider you may apply the Minimum Income Benefit to purchase a (fixed) Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the

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last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers

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                                       56

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Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT


      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."


      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed

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                                       57

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Account for a Guarantee Period of one duration may be credited with a different
Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

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PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The

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minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.95%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed

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Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is

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subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your contract. In addition, we may assess a different withdrawal charge on contracts issued to Participants in the Texas Optional Retirement Program. See "Contingent Deferred Sales Charge."

FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and

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the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a

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403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio

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as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and converstions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to

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pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than
IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by

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the net asset value per share of the Underlying Fund as of the same date.
Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include

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a list of the portfolio securities of the Underlying Fund, as required by the
1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008, 2007 and 2006, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. SDI passes through commissions it receives

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to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., and Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the

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Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.



LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Dreyfus General Money Market Subaccount may also be extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until September 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional
Information.


--------------------------------------------------------------------------------
                                       70

--------------------------------------------------------------------------------

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the Security Benefit Advisor Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objective(s) of any Underlying Fund will be met.
--------------------------------------------------------------------------------

THE INFORMATION BELOW IS ONLY A SUMMARY. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, STRATEGIES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ CAREFULLY IN CONJUNCTION WITH THIS PROSPECTUS AND MAY BE OBTAINED BY CALLING 1-800-888-2461.


                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund         Class A      Long-term growth of capital        Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1173
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One Midtown
                                                                             Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                             Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited, 25th
                                                                             Floor, Shiroyama Trust Tower, 3-1, Toranomon
                                                                             4-chome, Minato-ku, Tokyo 105-6025, Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins Street,
                                                                             Level 26, Melbourne Vic 3000, Australia
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund            Class A      Long-term capital growth           Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1174
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One Midtown
                                                                             Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                             Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited, 25th
                                                                             Floor, Shiroyama Trust Tower, 3-1, Toranomon
                                                                             4-chome, Minato-ku, Tokyo 105-6025, Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins Street,
                                                                             Level 26, Melbourne Vic 3000, Australia
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       73

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap                Class A      Long-term growth of capital        Invesco Aim Advisors, Inc.
Growth Fund                                                                  11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1175
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One Midtown
                                                                             Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                             Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited, 25th
                                                                             Floor, Shiroyama Trust Tower, 3-1, Toranomon
                                                                             4-chome, Minato-ku, Tokyo 105-6025, Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins Street,
                                                                             Level 26, Melbourne Vic 3000, Australia
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       74

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core             Class A      Long-term growth of capital        Invesco Aim Advisors, Inc.
Equity Fund                                                                  11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1176
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One Midtown
                                                                             Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                             Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited, 25th
                                                                             Floor, Shiroyama Trust Tower, 3-1, Toranomon
                                                                             4-chome, Minato-ku, Tokyo 105-6025, Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins Street,
                                                                             Level 26, Melbourne Vic 3000, Australia
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       75

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap                Class A      Long-term growth of capital        Invesco Aim Advisors, Inc.
Growth Fund                                                                  11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1177
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One Midtown
                                                                             Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                             Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited, 25th
                                                                             Floor, Shiroyama Trust Tower, 3-1, Toranomon
                                                                             4-chome, Minato-ku, Tokyo 105-6025, Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins Street,
                                                                             Level 26, Melbourne Vic 3000, Australia
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       76

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund          Class A      Capital growth                     Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1178
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One Midtown
                                                                             Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                             Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited, 25th
                                                                             Floor, Shiroyama Trust Tower, 3-1, Toranomon
                                                                             4-chome, Minato-ku, Tokyo 105-6025, Japan
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins Street,
                                                                             Level 26, Melbourne Vic 3000, Australia
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         To provide current income          American Century Investment Management, Inc.
Equity Income Fund                                                           4500 Main Street
                                                                             Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Long-term capital growth           American Century Investment Management, Inc.
Heritage Fund                                                                4500 Main Street
                                                                             Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Long-term capital growth           American Century Global Investment Management,
International                                                                Inc.
Growth Fund                                                                  666 3rd Ave, 23rd Floor
                                                                             New York, NY 10017-4041
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Long-term capital growth           American Century Investment Management, Inc.
Select Fund                                                                  4500 Main Street
                                                                             Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Long-term capital growth with a    American Century Investment Management, Inc.
Strategic Allocation:                     small amount of income             4500 Main Street
Aggressive                                                                   Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Regular income and moderate        American Century Investment Management, Inc.
Strategic Allocation:                     long-term growth                   4500 Main Street
Conservative                                                                 Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       77

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Long-term capital growth, with     American Century Investment Management, Inc.
Strategic Allocation:                     some regular income                4500 Main Street
Moderate                                                                     Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------
American Century                A         Long-term capital growth           American Century Investment Management, Inc.
Ultra(R) Fund                                                                4500 Main Street
                                                                             Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap        Class N      Long-term total return through     Aston Asset Management LLC
Fund                                      capital appreciation by investing  161 N. Clark Street, 12th Floor primarily in common and preferred  Chicago, IL 60601
                                          stocks and convertible securities  (Investment Adviser)

                                                                             Optimum Investment Advisors, LLC
                                                                             100 South Wacker Drive, Suite 2100
                                                                             Chicago, IL 60606
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Baron Asset                               Capital appreciation through       BAMCO, Inc.
                                          long-term investments primarily    767 Fifth Avenue
                                          in securities of medium sized      New York, NY 10153
                                          companies with undervalued assets
                                          or favorable growth prospects.
-----------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth              Class A    High long-term total return        Calamos(R) Advisors LLC.
and Income Fund                           through growth and current income  2020 Calamos Court
                                                                             Naperville, IL 60563
-----------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield          Class A    Highest level of current income    Calamos(R) Advisors LLC.
Fund                                      obtainable with reasonable risk,   2020 Calamos Court
                                          with a secondary objective of      Naperville, IL 60564
                                          capital gain where consistent
                                          with the Fund's primary objective
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                      Long-term capital growth           The Dreyfus Corporation
Fund, Inc.                                                                   200 Park Avenue
                                                                             New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus General              Class B      High level of current income as    The Dreyfus Corporation
Money Market Fund                         is consistent with preserving      200 Park Avenue
                                          capital                            New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Mid Cap                           To surpass the performance of the  The Dreyfus Corporation
Value Fund                                Russell Midcap Value Index         200 Park Avenue
                                                                             New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic            Class A      Capital appreciation               The Dreyfus Corporation
Value Fund                                                                   200 Park Avenue
                                                                             New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap             Class A      Long-term capital appreciation     Quantitative Management Associates LLC
Core Equity                                                                  100 Mulberry Street
                                                                             Gateway Center 2
                                                                             Newark, NJ 07102-4056
-----------------------------------------------------------------------------------------------------------------------------
Federated Bond               Class A      Current income consistent with     Federated Investment Management Company
                                          preservation of capital            Federated Investors Tower
                                                                             1001 Liberty Avenue
                                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor            Class T    Capital appreciation               Fidelity Management & Research Company
Dividend Growth Fund                                                         82 Devonshire Street
                                                                             Boston, MA 02109-3605
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor            Class T    Capital appreciation               Fidelity Management & Research Company
International Capital                                                        82 Devonshire Street
Appreciation Fund                                                            Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------

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                                       78

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor          Class T      Long-term growth of capital        Fidelity Management & Research Company
Mid Cap Fund                                                                 82 Devonshire Street
                                                                             Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor          Class T      Above-average income and           Fidelity Management & Research Company
Real Estate Fund                          long-term capital growth,          82 Devonshire Street
                                          consistent with reasonable         Boston, MA 02109-3605
                                          investment risk
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor          Class T      Capital appreciation               Fidelity Management & Research Company
Value Strategies Fund                                                        82 Devonshire Street
                                                                             Boston, MA 02109-3605
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging       Service      Long-term growth of capital        Goldman Sachs Asset Management, L.P.
Markets Equity Fund                                                          32 Old Slip
                                                                             New York, NY 10005-3595
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                Service      High level of current income,      Goldman Sachs Asset Management, L.P.
Government Income Fund                    consistent with safety of          32 Old Slip
                                          principal                          New York, NY 10005-3595
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH         Class S      Seeks long-term growth of capital  Janus Capital Management
Risk-Managed Core                                                            151 Detroit Street
                                                                             Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser                Class S      Seeks long-term growth of capital  Janus Capital Management
International Growth                                                         151 Detroit Street
                                                                             Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus         Class A      Long-term growth of capital        Jennison Associates, L.L.C.
                                                                             466 Lexington Avenue
                                                                             New York, NY 10017
-----------------------------------------------------------------------------------------------------------------------------
Jennison Small Company       Class A      Capital growth                     Jennison Associates, L.L.C.
                                                                             466 Lexington Avenue
                                                                             New York, NY 10017
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman             Advisor      Growth of capital                  Neuberger Berman Management LLC
Partners                                                                     605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Investment Adviser)

                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Trust       Long-term growth of capital by     Neuberger Berman Management LLC
Socially Responsive                       investing primarily in securities  605 Third Avenue, 2nd Floor of companies that meet the Fund's  New York, NY 10158-3698
                                          financial criteria and social      (Investment Adviser)
                                          policy
                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Northern Institutional       Class A      Long-term capital appreciation     Northern Trust Investments, N.A.
Global Tactical Asset                     and current income                 50 South LaSalle Street
Allocation Fund                                                              Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
Northern Large                            Long-term capital appreciation     Northern Trust Investments, N.A.
Cap Value Fund                                                               50 South LaSalle Street
                                                                             Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
Northern Select                           Long-term capital appreciation     Northern Trust Investments, N.A.
Equity Fund                                                                  50 South LaSalle Street
                                                                             Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       79

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset              Class R      Maximum real return, consistent    Pacific Investment Management Company LLC
                                          with preservation of real capital  840 Newport Center Drive, Suite 100 and prudent investment management  Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond           Class R      Maximum total return, consistent   Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                      with preservation of capital and   840 Newport Center Drive, Suite 100
Fund                                      prudent investment management      Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Fund       Class R      Maximum real return, consistent    Pacific Investment Management Company LLC
                                          with preservation of real capital  840 Newport Center Drive, Suite 100 and prudent investment management  Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund      Class R      Maximum total return, consistent   Pacific Investment Management Company LLC
                                          with preservation of capital and   840 Newport Center Drive, Suite 100
                                          prudent investment management      Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------
Royce Opportunity            Service      Long term growth of capital        Royce & Associates, LLC
                                                                             745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
-----------------------------------------------------------------------------------------------------------------------------
Royce Value                  Service      Long term growth of capital        Royce & Associates, LLC
                                                                             745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
-----------------------------------------------------------------------------------------------------------------------------
RS Partners Fund             Class A      Long-term growth                   RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345
-----------------------------------------------------------------------------------------------------------------------------
RS Technology                Class A      Long-term capital appreciation     RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345
-----------------------------------------------------------------------------------------------------------------------------
RS Value                     Class A      Long-term capital appreciation     RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345
-----------------------------------------------------------------------------------------------------------------------------
Rydex All-Cap                Class H      Long-term capital appreciation     Rydex Investments
Opportunity Fund                                                             9601 Blackwell Road, Suite 500
                                                                             Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------
Security Alpha               Class A      Long-term growth of capital        Security Investors, LLC
Opportunity Fund(R)                                                          One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery St., 2nd Floor
                                                                             San Francisco, CA 94113-5164
                                                                             (Sub-adviser)

                                                                             Mainstream Investment Advisers, LLC
                                                                             101 West Spring Street, Suite 401
                                                                             New Albany, IN 47150-3610
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)        Class A    Long-term growth of capital        Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001

-----------------------------------------------------------------------------------------------------------------------------
Security Global Fund         Class A      Long-term growth of capital        Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery St., 2nd Floor
                                                                             San Francisco, CA 94113-5164
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

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                                       80

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Security High                Class A      High current income                Security Investors, LLC
Yield Fund                                                                   One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
Security Large               Class A      Long-term growth of capital        Security Investors, LLC
Cap Value Fund                                                               One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
Security Mid Cap             Class A      Capital appreciation               Security Investors, LLC
Growth Fund                                                                  One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
Security Mid Cap             Class A      Long-term growth of capital        Security Investors, LLC
Value Fund                                                                   One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund      Class A      Long-term growth of capital        Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
Security Small               Class A      Long-term growth of capital        Security Investors, LLC
Cap Growth Fund                                                              One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
Security U.S.                Class A      High level of interest income      Security Investors, LLC
Intermediate Bond Fund                    with security of principal         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital        Advisor      Long-term capital appreciation by  T. Rowe Price
Appreciation                              investing primarily in common      100 East Pratt Street
                                          stocks.                            Baltimore, MD 21202-1090
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                Class R      Long-term capital growth and       T. Rowe Price
Growth Stock                              increasing dividend income         100 East Pratt Street
                                          through investing in common        Baltimore, MD 21202-1090
                                          stocks of well-established
                                          companies.
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen                   Class A      Capital growth and income through  Van Kampen Asset Management
Comstock Fund                             investments in equity securities,  552 Fifth Ave.
                                          including common stocks,           New York, NY 10036
                                          preferred stocks and securities
                                          convertible into common and
                                          preferred stocks
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity            Class A      Highest possible income            Van Kampen Asset Management
and Income Fund                           consistent with safety of          552 Fifth Ave.
                                          principal.  Long term growth of    New York, NY 10036
                                          capital is an important secondary
                                          objective
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap           Class A      Capital growth                     Van Kampen Asset Management
Growth Fund                                                                  552 Fifth Ave.
                                                                             New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage        Class A      Long-term capital appreciation     Wells Fargo Funds Management, LLC
Growth Fund                                                                  525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       81

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo                  Class A      Total return comprised of          Wells Fargo Funds Management, LLC
Advantage Large                           long-term capital appreciation     525 Market Street, 12th Floor
Company Core Fund                         and current income                 San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Matrix Asset Advisors, Inc.
                                                                             747 Third Avenue
                                                                             New York, NY 10017
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage        Class A      Long-term capital appreciation     Wells Fargo Funds Management, LLC
Opportunity Fund                                                             525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage        Class A      Long-term capital appreciation     Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                         525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       82

                                                      [LOGO] SECURITY BENEFIT(R)


PROSPECTUS                                May 1, 2009

--------------------------------------------------------------------------------
SECUREDESIGNS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                          --------------------------------------
                                                    Important Privacy
                                                     Notice Included

                                                     See Back Cover
                                          --------------------------------------

                                            Variable annuity contracts issued by
                                            Security Benefit Life Insurance
                                            Company and offered by Security
                                            Distributors, Inc.


V6917                                                     32-69179-00 2009/05/01

--------------------------------------------------------------------------------

                        SECUREDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                                                     MAILING ADDRESS:
            ISSUED BY:                   SECURITY BENEFIT LIFE INSURANCE COMPANY
SECURITY BENEFIT LIFE INSURANCE COMPANY  P.O. BOX 750497
ONE SECURITY BENEFIT PLACE               TOPEKA, KANSAS 66675-0497
TOPEKA, KANSAS 66636-0001
1-800-888-2461
--------------------------------------------------------------------------------

      This Prospectus describes the SecureDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care

o     AIM V.I. Global Real Estate

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dent Strategic Portfolio

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Franklin Templeton VIP Founding Funds Allocation

o     Janus Aspen Enterprise (formerly Janus Aspen Mid Cap Growth)

o     Janus Aspen INTECH Risk-Managed Core

o     Janus Aspen Janus Portfolio (formerly Janus Aspen Large Cap Growth)

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Global High Yield Bond

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities (formerly Mutual Discovery Securities)

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Small Cap StocksPLUS(R) TR

o     Royce Micro-Cap

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Clermont

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Alternative Strategies Allocation

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

o     Rydex VT Hedged Equity

--------------------------------------------------------------------------------
      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH THE EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
V6917 (R5-09)                                                        32-69179-00

--------------------------------------------------------------------------------

o     Rydex VT International Opportunity (formerly Rydex VT
         International Rotation)

o     Rydex VT Managed Futures Strategy

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute
         Return Strategies)

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Alpha Opportunity

o     SBL Enhanced Index

o     SBL Equity

o     SBL Global

o     SBL High Yield

o     SBL Large Cap Value

o     SBL Managed Asset Allocation

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Money Market

o     SBL Select 25

o     SBL Small Cap Growth

o     SBL Small Cap Value

o     SBL U.S. Intermediate Bond (formerly SBL Diversified Income)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 82 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS
                                                                            Page
DEFINITIONS ...............................................................    5
SUMMARY ...................................................................    6
   Purpose of the Contract ................................................    6
   The Separate Account and the Funds .....................................    6
   Fixed Account ..........................................................    7
   Purchase Payments ......................................................    7
   Contract Benefits ......................................................    7
   Optional Riders ........................................................    7
   Free-Look Right ........................................................    8
   Charges and Deductions .................................................    8
   Tax-Free Exchanges .....................................................   11
   Contacting Security Benefit ............................................   11
EXPENSE TABLE .............................................................   12
   Contract Owner Transaction Expenses ....................................   12
   Periodic Expenses ......................................................   12
   Optional Rider Expenses ................................................   13
   Examples ...............................................................   14
CONDENSED FINANCIAL INFORMATION ...........................................   15
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ..........................................................   23
   Security Benefit Life Insurance Company ................................   23
   Published Ratings ......................................................   23
   Separate Account .......................................................   23
   Underlying Funds .......................................................   23
THE CONTRACT ..............................................................   25
   General ................................................................   25
   Important Information About Your Benefits Under the
     Contract .............................................................   25
   Application for a Contract .............................................   26
   Optional Riders ........................................................   26
   Guaranteed Lifetime Withdrawal Benefit Rider ...........................   27
   Guaranteed Minimum Income Benefit ......................................   36
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit ..............................................................   36
   Annual Stepped Up Death Benefit ........................................   38
   Guaranteed Growth Death Benefit ........................................   38
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ......................................   39
   Enhanced Death Benefit .................................................   39
   Combined Enhanced and Annual Stepped Up Death Benefit ..................   40
   Combined Enhanced and Guaranteed Growth Death Benefit ..................   40
   Combined Enhanced, Annual Stepped Up, and Guaranteed
     Growth Death Benefit .................................................   40
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit and Guaranteed Minimum Death Benefit .........................   41
   Guaranteed Minimum Withdrawal Benefit ..................................   42
   Total Protection .......................................................   43
   Extra Credit ...........................................................   44
   Waiver of Withdrawal Charge ............................................   45
   Alternate Withdrawal Charge ............................................   46
   Purchase Payments ......................................................   46
   Automatic Bonus Credit .................................................   47
   Allocation of Purchase Payments ........................................   47
   Dollar Cost Averaging Option ...........................................   47
   Asset Reallocation Option ..............................................   48
   Transfers of Contract Value ............................................   49
   Contract Value..........................................................   51
   Determination of Contract Value.........................................   52
   Cut-Off Times...........................................................   52
   Full and Partial Withdrawals............................................   53
   Systematic Withdrawals..................................................   54
   Free-Look Right.........................................................   54
   Death Benefit...........................................................   54
   Distribution Requirements...............................................   55
   Death of the Annuitant..................................................   56
CHARGES AND DEDUCTIONS.....................................................   56
   Contingent Deferred Sales Charge........................................   56
   Mortality and Expense Risk Charge.......................................   57
   Administration Charge...................................................   57
   Account Administration Charge...........................................   57
   Premium Tax Charge......................................................   57
   Loan Interest Charge....................................................   57
   Other Charges...........................................................   57
   Variations in Charges...................................................   58
   Optional Rider Charges..................................................   58
   Guarantee of Certain Charges............................................   60
   Underlying Fund Expenses................................................   60
ANNUITY PERIOD.............................................................   60
   General.................................................................   60
   Annuity Options.........................................................   61
   Selection of an Option..................................................   63
THE FIXED ACCOUNT..........................................................   63
   Interest................................................................   64
   DCA Plus Account........................................................   64
   Death Benefit...........................................................   65
   Contract Charges........................................................   65
   Transfers and Withdrawals from the Fixed Account........................   65
   Payments from the Fixed Account.........................................   65
MORE ABOUT THE CONTRACT....................................................   65
   Ownership...............................................................   65
   Designation and Change of Beneficiary...................................   66
   Dividends...............................................................   66
   Payments from the Separate Account......................................   66
   Proof of Age and Survival...............................................   66
   Misstatements...........................................................   66
   Loans...................................................................   66
   Restrictions on Withdrawals from Qualified Plans........................   68

--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

                                                                            Page
   Restrictions Under the Texas
     Optional Retirement Program...........................................   68
FEDERAL TAX MATTERS........................................................   68
   Introduction............................................................   68
   Tax Status of the Company and the Separate Account......................   69
   Income Taxation of Annuities in
     General--Non-Qualified Plans..........................................   70
   Additional Considerations...............................................   70
   Qualified Plans.........................................................   71
   Other Tax Considerations................................................   75
OTHER INFORMATION..........................................................   75
   Voting of Underlying Fund Shares........................................   75
   Substitution of Investments.............................................   76
   Changes to Comply with Law and Amendments...............................   76
   Reports to Owners.......................................................   76
   Electronic Privileges...................................................   76
   State Variations........................................................   77
   Legal Proceedings.......................................................   77
   Legal Matters...........................................................   77
   Sale of the Contract....................................................   77
PERFORMANCE INFORMATION....................................................   79
ADDITIONAL INFORMATION.....................................................   79
   Registration Statement..................................................   79
   Financial Statements....................................................   79
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION.............................................................   79
OBJECTIVES FOR UNDERLYING FUNDS............................................   81
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS CREDIT -- An amount added to Contract Value under the Automatic Bonus Credit Rider.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See the "Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:


o     AIM V.I. Basic Value
o     AIM V.I. Capital Development
o     AIM V.I. Global Health Care
o     AIM V.I. Global Real Estate
o     AIM V.I. International Growth
o     AIM V.I. Mid Cap Core Equity
o     American Century VP Mid Cap Value
o     American Century VP Ultra(R)
o     American Century VP Value
o     Dent Strategic Portfolio
o     Dreyfus IP Technology Growth
o     Dreyfus VIF International Value
o     Franklin Income Securities
o     Franklin Small Cap Value Securities
o     Franklin Templeton VIP Founding Funds Allocation
o     Janus Aspen Enterprise (formerly Janus Aspen Mid Cap Growth)
o     Janus Aspen INTECH Risk-Managed Core
o     Janus Aspen Janus Portfolio (formerly Janus Aspen Large Cap Growth)
o     Legg Mason Partners Variable Aggressive Growth
o     Legg Mason Partners Variable Global High Yield Bond
o     Legg Mason Partners Variable Small Cap Growth
o     MFS(R) VIT Research International
o     MFS(R) VIT Total Return
o     MFS(R) VIT Utilities
o     Mutual Global Discovery Securities (formerly Mutual Discovery Securities)
o     Neuberger Berman AMT Socially Responsive
o     Oppenheimer Core Bond Fund/VA
o     Oppenheimer Main Street Small Cap Fund(R)/VA
o     PIMCO VIT All Asset
o     PIMCO VIT CommodityRealReturn Strategy
o     PIMCO VIT Emerging Markets Bond
o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
o     PIMCO VIT Low Duration
o     PIMCO VIT Real Return
o     PIMCO VIT Small Cap StocksPLUS(R) TR
o     Royce Micro-Cap
o     RVT CLS AdvisorOne Amerigo
o     RVT CLS AdvisorOne Clermont
o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)
o     Rydex VT Alternative Strategies Allocation

--------------------------------------------------------------------------------
                                        6

--------------------------------------------------------------------------------

o     Rydex VT Essential Portfolio Aggressive
o     Rydex VT Essential Portfolio Conservative
o     Rydex VT Essential Portfolio Moderate
o     Rydex VT Hedged Equity
o     Rydex VT International Opportunity (formerly Rydex VT International
      Rotation)
o     Rydex VT Managed Futures Strategy
o     Rydex VT Multi-Cap Core Equity
o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
      Strategies)
o     SBL All Cap Value (formerly SBL Equity Income)
o     SBL Alpha Opportunity
o     SBL Enhanced Index
o     SBL Equity
o     SBL Global
o     SBL High Yield
o     SBL Large Cap Value
o     SBL Managed Asset Allocation
o     SBL Mid Cap Growth
o     SBL Mid Cap Value
o     SBL Money Market
o     SBL Select 25
o     SBL Small Cap Growth
o     SBL Small Cap Value
o     SBL U.S. Intermediate Bond (formerly SBL Diversified Income)
o     Van Kampen LIT Comstock
o     Van Kampen LIT Government
o     Van Kampen UIF Emerging Markets Equity
o     Van Kampen UIF Equity and Income

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


================================================================================

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See "The Fixed Account."

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Lifetime Withdrawal Benefit;(1,2)

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;(1)

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*     Provides a death benefit.

(1) You may not elect the Guaranteed Lifetime Withdrawal Benefit if you elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

(2) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider.

The Company makes each rider available only at issue, except or the Guaranteed Lifetime Withdrawal Benefit Rider, the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.


      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.


      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

PURCHASE PAYMENT OR BONUS
       CREDIT AGE                                                     WITHDRAWAL
       (IN YEARS)                                                       CHARGE
--------------------------------------------------------------------------------
            1                                                             7%
            2                                                             7%
            3                                                             6%
            4                                                             5%
            5                                                             4%
            6                                                             3%
            7                                                             2%
       8 and over                                                         0%
--------------------------------------------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-------------------------------------------------------------------------------
                                                               ANNUAL MORTALITY
                                                               AND EXPENSE RISK
CONTRACT VALUE                                                      CHARGE
-------------------------------------------------------------------------------
Less than $25,000                                                   0.85%
At least $25,000 but less than                                      0.70%
   $100,000
$100,000 or more                                                    0.60%
-------------------------------------------------------------------------------

      These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero.

      The Company makes each rider available only at issue, except the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Guaranteed Lifetime Withdrawal Benefit Rider (Two Covered Persons) with a cost of 1.25%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 2.40%, would exceed the maximum rider charge of 2.00%. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                          Annual
                                                                            Rate(1)    Rider Charge
----------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit      (One Covered Person)             ---          0.85%(2)
                                            (Two Covered Persons)
                                                                             ---          1.25%(2)
----------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                              3%         0.15%
                                                                               5%         0.30%
----------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                         6%         0.60%
----------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                              ---          0.20%
----------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                3%         0.10%
                                                                               5%         0.20%
                                                                               6%(3)      0.25%
                                                                               7%(3)      0.30%
----------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                 5%         0.25%
----------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                       ---          0.25%
----------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                        ---          0.35%
----------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                          5%         0.35%
----------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit       5%         0.40%
----------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income
   Benefit and Guaranteed Minimum Death Benefit                                6%         0.85%
----------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                        ---          0.45%(4)
----------------------------------------------------------------------------------------------------
Total Protection                                                             ---          0.85%(5)
----------------------------------------------------------------------------------------------------
Extra Credit(6)                                                                3%         0.40%
                                                                               4%         0.55%
                                                                               5%         0.70%
----------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                  ---          0.05%
----------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(7)                                              0-Year        0.70%
                                                                            4-Year        0.60%(8)
----------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

(3)   Not available to Texas residents.

(4) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(6) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date. 7 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(8) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

      TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING SECURITY BENEFIT -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
      withdrawn attributable to Purchase Payments)                         7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                      $   30(2)
--------------------------------------------------------------------------------
   Net Loan Interest Charge3                                             2.5%
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of
      average Subaccount daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           0.85%(4)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.00%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.5% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.5%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                   Interest       Annual
                                                                                    Rate(1)    Rider Charge
-----------------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit       (One Covered Person)                   ---            0.85%(2)
                                             (Two Covered Persons)
                                                                                    ---            1.25%(2)
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                              3%            0.15%

-----------------------------------------------------------------------------------------------------------
                                                                                     5%            0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit                               6%            0.60%
-----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                               ---            0.20%
-----------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                3%            0.10%
                                                                                     5%            0.20%
                                                                                     6%(3)         0.25%
                                                                                     7%(3)         0.30%
-----------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
   and Guaranteed Growth Death Benefit Rider                                         5%            0.25%
-----------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                        ---            0.25%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                         ---            0.35%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                          5%            0.35%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider      5%            0.40%
-----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income
   Benefit and Guaranteed Minimum Death Benefit                                      6%            0.85%
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                         ---            0.45%(4)
-----------------------------------------------------------------------------------------------------------
Total Protection Rider                                                              ---            0.85%(4)
-----------------------------------------------------------------------------------------------------------
Extra Credit Rider(5)                                                                3%            0.40%
                                                                                     4%            0.55%
                                                                                     5%            0.70%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                   ---            0.05%
-----------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(6)                                               0-Year          0.70%
                                                                                   4-Year          0.60%(7)
-----------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

(3)   Not available to Texas residents.

(4) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum rider charge of 2.00% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                             MINIMUM    MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.65%     6.36%(2)
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008. The Total Annual Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

(2) The actual minimum and maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2008 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 1.67%, respectively.

--------------------------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                             1           3          5         10
                                                            YEAR       YEARS      YEARS      YEARS
---------------------------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period                         $  1,539   $  3,133   $  4,522   $  7,596
---------------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract         925      2,652      4,229      7,596
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


                                                        ACCUMULATION UNIT VALUE
                                                       ---------------------------   ACCUMULATION UNITS
                                                        BEGINNING        END OF        OUTSTANDING AT
              SUBACCOUNT                     YEAR       OF PERIOD        PERIOD         END OF PERIOD
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE                       2008        $     14.71   $        6.82             511,723
                                           2007        $     15.07   $       14.71             690,276
                                           2006(3,4)   $     13.85   $       15.07             631,977
                                           2005        $     13.64   $       13.85             408,342
                                           2004(2)     $     12.77   $       13.64             317,491
                                           2003        $     10.00   $       12.77              82,779
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT               2008        $     11.23   $        5.72             851,741
                                           2007        $     10.55   $       11.23             979,487
                                           2006(3,4)   $     10.00   $       10.55             366,210
-------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE                2008        $     13.72   $        9.43             817,220
                                           2007        $     12.74   $       13.72             509,166
                                           2006(3,4)   $     12.56   $       12.74             330,130
                                           2005        $     12.06   $       12.56             172,405
                                           2004(2)     $     11.64   $       12.06             116,719
                                           2003        $     10.00   $       11.64              32,710
-------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE                2008        $     23.17   $       12.35           1,271,449
                                           2007        $     25.47   $       23.17           1,336,969
                                           2006(3,4)   $     18.54   $       25.47           1,443,163
                                           2005        $     16.85   $       18.54             849,659
                                           2004(2)     $     12.81   $       16.85             460,520
                                           2003        $     10.00   $       12.81             111,342
-------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH              2008        $     17.87   $       10.23           2,737,717
                                           2007        $     16.21   $       17.87           3,263,735
                                           2006(3,4)   $     13.16   $       16.21           2,335,721
                                           2005        $     11.61   $       13.16             584,632
                                           2004(2)     $     10.00   $       11.61             121,624
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY               2008        $     15.59   $       10.71             882,417
                                           2007        $     14.82   $       15.59             606,376
                                           2006(3,4)   $     13.86   $       14.82             290,337
                                           2005        $     13.41   $       13.86             231,774
                                           2004(2)     $     12.26   $       13.41             110,873
                                           2003        $     10.00   $       12.26              33,968
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE(6)       2008        $      8.76   $        6.37             265,249
                                           2007        $     10.00   $        8.76              65,248
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)               2008        $     13.11   $        7.37           1,145,531
                                           2007        $     11.27   $       13.11           1,344,652
                                           2006(3,4)   $     12.11   $       11.27           1,295,982
                                           2005        $     12.33   $       12.11           1,119,094
                                           2004(2)     $     11.57   $       12.33             271,402
                                           2003        $     10.00   $       11.57              61,800
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                       YEAR       OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE                                     2008        $    14.19   $    10.01        1,865,723
                                                              2007        $    15.56   $    14.19        1,785,939
                                                              2006(3,4)   $    13.64   $    15.56        1,543,792
                                                              2005        $    13.50   $    13.64          877,541
                                                              2004(2)     $    12.28   $    13.50          260,569
                                                              2003        $    10.00   $    12.28           33,285
----------------------------------------------------------------------------------------------------------------------
DENT STRATEGIC PORTFOLIO(7)                                   2008        $    10.00   $     7.90          845,186
----------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH                                  2008        $    11.18   $     6.33          679,065
                                                              2007        $    10.14   $    11.18          479,769
                                                              2006(3,4)   $    10.12   $    10.14          130,694
                                                              2005        $    10.15   $    10.12           74,365
                                                              2004(2)     $    10.00   $    10.15           36,497
----------------------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE                               2008        $    14.28   $     8.60        1,638,415
                                                              2007        $    14.27   $    14.28        1,855,787
                                                              2006(3,4)   $    12.10   $    14.27        1,894,749
                                                              2005        $    11.25   $    12.10        1,448,082
                                                              2004(2)     $    10.00   $    11.25          706,250
----------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES(6)                                 2008        $     9.55   $     6.47        1,826,647
                                                              2007        $    10.00   $     9.55        2,297,843
----------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES(6)                        2008        $     8.79   $     5.67          478,229
                                                              2007        $    10.00   $     8.79          177,104
----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION(7)           2008        $    10.00   $     6.50           82,062
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE                                        2008        $    10.71   $     5.79        2,489,134
(FORMERLY JANUS ASPEN MID CAP GROWTH) (6)
                                                              2007        $    10.00   $    10.71        3,589,215
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTECH RISK-MANAGED CORE(6)                       2008        $     9.70   $     5.96           76,000
                                                              2007        $    10.00   $     9.70           45,970
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO (FORMERLY JANUS ASPEN LARGE       2008        $    10.28   $     5.96        2,625,949
CAP GROWTH) (6)
                                                              2007        $    10.00   $    10.28        1,005,517
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH                2008        $    10.04   $     5.75        2,277,332
                                                              2007        $    10.39   $    10.04        1,166,382
                                                              2006(3,4)   $    10.00   $    10.39          781,952
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND(6)        2008        $     9.38   $     6.24          133,888
                                                              2007        $    10.00   $     9.38           54,439
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH                 2008        $    10.54   $     6.02          683,553
                                                              2007        $     9.96   $    10.54          128,684
                                                              2006(3,4)   $    10.00   $     9.96           19,494
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT RESEARCH INTERNATIONAL                             2008        $    12.28   $     6.80        1,638,751
                                                              2007        $    11.34   $    12.28        1,631,567
                                                              2006(3,4)   $    10.00   $    11.34          792,621
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN                                       2008        $    10.65   $     7.97        4,787,201
                                                              2007        $    10.64   $    10.65        3,715,419
                                                              2006(3,4)   $    10.00   $    10.64        3,213,939
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT UTILITIES                                          2008        $    15.15   $     9.07        2,297,609
                                                              2007        $    12.33   $    15.15        2,670,849
                                                              2006(3,4)   $    10.00   $    12.33          914,818
----------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES (FORMERLY MUTUAL           2008        $    10.00   $     6.89        2,276,826
DISCOVERY SECURITIES)(6)                                      2007        $    10.00   $    10.00        2,557,390
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                       YEAR       OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE(5)                   2008        $    16.83   $     9.82          406,713
                                                              2007        $    16.28   $    16.83          350,641
                                                              2006(3,4)   $    10.00   $    16.28          184,584
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA(6)                              2008        $     9.98   $     5.86        3,670,686
                                                              2007        $    10.00   $     9.98        1,678,227
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA                  2008        $    17.28   $    10.32          602,452
                                                              2007        $    18.20   $    17.28          722,144
                                                              2006(3,4)   $    16.48   $    18.20          592,722
                                                              2005        $    13.59   $    16.48          313,521
                                                              2004(2)     $    13.58   $    13.59          154,844
                                                              2003        $    10.00   $    13.58           34,851
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET                                           2008        $    12.49   $    10.12        1,761,722
                                                              2007        $    11.97   $    12.49        1,439,331
                                                              2006(3,4)   $    11.87   $    11.97        1,264,392
                                                              2005        $    11.60   $    11.87          883,668
                                                              2004(2)     $    10.81   $    11.60          389,040
                                                              2003        $    10.00   $    10.81           91,895
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN STRATEGY                        2008        $    12.09   $     6.54          954,459
                                                              2007        $    10.18   $    12.09          453,091
                                                              2006(3,4)   $    10.00   $    10.18          153,470
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND(6)                            2008        $     9.99   $     8.21          325,524
                                                              2007        $    10.00   $     9.99           95,557
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED)                   2008        $     9.94   $     9.35        2,187,563
                                                              2007        $     9.96   $     9.94        1,403,874
                                                              2006(3,4)   $    10.00   $     9.96          677,587
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION                                        2008        $     9.72   $     9.32        3,252,805
                                                              2007        $     9.40   $     9.72        2,411,950
                                                              2006(3,4)   $     9.38   $     9.40        2,354,587
                                                              2005        $     9.64   $     9.38        1,644,739
                                                              2004(2)     $     9.83   $     9.64        1,136,486
                                                              2003        $    10.00   $     9.83          778,084
----------------------------------------------------------------------------------------------------------------------
                                                              2008        $    11.09   $     9.93        6,385,955
                                                              2007        $    10.41   $    11.09        5,381,914
PIMCO VIT REAL RETURN                                         2006(3,4)   $    10.72   $    10.41        4,477,341
                                                              2005        $    10.91   $    10.72        3,581,337
                                                              2004(2)     $    10.40   $    10.91        1,308,272
                                                              2003        $    10.00   $    10.40          394,954
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT SMALL CAP STOCKSPLUS(R) TR(6)                       2008        $     9.42   $     6.12           44,501
                                                              2007        $    10.00   $     9.42           16,081
----------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP                                               2008        $    10.75   $     5.88        1,481,881
                                                              2007        $    10.74   $    10.75        1,568,397
                                                              2006(3,4)   $    10.00   $    10.74          574,640
----------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO                                    2008        $    11.51   $     6.31       11,140,926
                                                              2007        $    10.51   $    11.51        7,462,337
                                                              2006(3,4)   $    10.00   $    10.51        2,280,828
----------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE CLERMONT                                   2008        $    10.50   $     7.08        2,047,472
                                                              2007        $    10.27   $    10.50        1,228,726
                                                              2006(3,4)   $    10.00   $    10.27          617,067
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                       YEAR       OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY (FORMERLY RYDEX VT SECTOR        2008        $    18.13   $    10.35       1,701,155
ROTATION)
                                                              2007        $    15.34   $    18.13       1,625,367
                                                              2006(3,4)   $    14.30   $    15.34       1,028,331
                                                              2005        $    13.05   $    14.30         473,402
                                                              2004(2)     $    12.24   $    13.05         217,441
                                                              2003        $    10.00   $    12.24          91,053
----------------------------------------------------------------------------------------------------------------------
RYDEX VT ALTERNATIVE STRATEGIES ALLOCATION(7)                 2008        $    10.00   $     7.94         349,384
----------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO AGGRESSIVE(6)                    2008        $     9.84   $     7.10         572,056
                                                              2007        $    10.00   $     9.84         235,157
----------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO CONSERVATIVE(6)                  2008        $     9.94   $     8.53         677,990
                                                              2007        $    10.00   $     9.94         196,589
----------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO MODERATE(6)                      2008        $     9.85   $     7.82       1,576,489
                                                              2007        $    10.00   $     9.85         803,268
----------------------------------------------------------------------------------------------------------------------
RYDEX VT HEDGED EQUITY(6)                                     2008        $     9.67   $     7.09         112,874
                                                              2007        $    10.00   $     9.67          58,176
----------------------------------------------------------------------------------------------------------------------
RYDEX VT INTERNATIONAL OPPORTUNITY (FORMERLY RYDEX VT         2008        $    10.00   $     6.30          33,947
INTERNATIONAL ROTATION)(7)
----------------------------------------------------------------------------------------------------------------------
RYDEX VT MANAGED FUTURES STRATEGY(8)                          2008        $    10.00   $     9.57         144,831
----------------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-CAP CORE EQUITY(6)                             2008        $     8.69   $     5.11          71,428
                                                              2007        $    10.00   $     8.69          10,187
----------------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-HEDGE STRATEGIES (FORMERLY RYDEX VT            2008        $     9.74   $     7.63         500,182
ABSOLUTE RETURN STRATEGIES)(6)                                2007        $    10.00   $     9.74         248,338
----------------------------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE (FORMERLY SBL EQUITY INCOME)                2008        $    13.65   $     8.09       5,191,574
                                                              2007        $    13.78   $    13.65       5,553,053
                                                              2006(3,4)   $    12.04   $    13.78       4,739,451
                                                              2005        $    12.05   $    12.04       3,510,406
                                                              2004(2)     $    10.93   $    12.05       1,944,876
                                                              2003        $     9.06   $    10.93       1,161,217
                                                              2002        $    10.87   $     9.06         803,419
                                                              2001(1)     $    11.09   $    10.87         287,273
----------------------------------------------------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY                                         2008        $    16.00   $    10.09       1,142,265
                                                              2007        $    14.06   $    16.00       1,423,905
                                                              2006(3,4)   $    12.90   $    14.06       1,090,542
                                                              2005        $    12.56   $    12.90         568,440
                                                              2004(2)     $    11.58   $    12.56         306,334
                                                              2003        $    10.00   $    11.58          68,970
----------------------------------------------------------------------------------------------------------------------
SBL ENHANCED INDEX                                            2008        $     7.73   $     4.65       2,958,393
                                                              2007        $     7.95   $     7.73       3,286,539
                                                              2006(3,4)   $     7.14   $     7.95       3,410,328
                                                              2005        $     7.06   $     7.14       1,069,058
                                                              2004(2)     $     6.67   $     7.06         819,933
                                                              2003        $     5.42   $     6.67         577,687
                                                              2002        $     7.31   $     5.42         237,774
                                                              2001(1)     $     8.47   $     7.31         192,600
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                       YEAR       OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
SBL EQUITY                                                    2008        $     6.55   $     3.95         987,616
                                                              2007        $     7.15   $     6.55         858,829
                                                              2006(3,4)   $     6.58   $     7.15         899,214
                                                              2005        $     6.55   $     6.58         836,707
                                                              2004(2)     $     6.30   $     6.55         810,045
                                                              2003        $     5.38   $     6.30         758,144
                                                              2002        $     7.36   $     5.38         544,857
                                                              2001(1)     $     8.40   $     7.36         176,676
----------------------------------------------------------------------------------------------------------------------
SBL GLOBAL                                                    2008        $    11.97   $     7.10       6,230,166
                                                              2007        $    11.41   $    11.97       7,055,806
                                                              2006(3,4)   $    10.10   $    11.41       5,808,728
                                                              2005        $     9.23   $    10.10       3,895,080
                                                              2004(2)     $     8.07   $     9.23       2,679,337
                                                              2003        $     5.84   $     8.07       2,234,390
                                                              2002        $     7.84   $     5.84         900,881
                                                              2001(1)     $     9.09   $     7.84         242,048
----------------------------------------------------------------------------------------------------------------------
SBL HIGH YIELD                                                2008        $    23.61   $    15.93       3,011,778
                                                              2007        $    24.02   $    23.61       2,497,382
                                                              2006(3,4)   $    22.43   $    24.02       1,808,474
                                                              2005        $    22.43   $    22.43       1,028,882
                                                              2004(2)     $    20.87   $    22.43         703,478
                                                              2003        $    17.80   $    20.87         627,384
                                                              2002        $    18.41   $    17.80         301,751
                                                              2001(1)     $    18.37   $    18.41          47,057
----------------------------------------------------------------------------------------------------------------------
SBL LARGE CAP GROWTH                                          2008               ---          ---             ---
                                                              2007               ---          ---             ---
                                                              2006(3,4)   $     5.25          ---             ---
                                                              2005        $     5.28   $     5.25       1,709,215
                                                              2004(2)     $     5.31   $     5.28       1,314,055
                                                              2003        $     4.44   $     5.31       1,475,898
                                                              2002        $     6.33   $     4.44         829,448
                                                              2001(1)     $     7.39   $     6.33         180,104
----------------------------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE                                           2008        $    11.10   $     6.72       4,574,881
                                                              2007        $    10.89   $    11.10       5,656,618
                                                              2006(3,4)   $     9.27   $    10.89       2,858,672
                                                              2005        $     8.70   $     9.27       1,360,789
                                                              2004(2)     $     8.16   $     8.70       1,385,522
                                                              2003        $     6.57   $     8.16         931,853
                                                              2002        $     9.00   $     6.57         610,851
                                                              2001(1)     $     9.77   $     9.00         343,404
----------------------------------------------------------------------------------------------------------------------
SBL MAIN STREET GROWTH & INCOME(R)                            2008               ---          ---             ---
                                                              2007               ---          ---             ---
                                                              2006(3,4)   $    15.28          ---             ---
                                                              2005        $    15.06   $    15.28       1,056,362
                                                              2004(2)     $    14.38   $    15.06         759,040
                                                              2003        $    11.82   $    14.38         602,361
                                                              2002        $    15.21   $    11.82         355,261
                                                              2001(1)     $    17.05   $    15.21         142,304
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                        YEAR      OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION                                  2008        $    10.72   $     7.52        3,305,249
                                                              2007        $    10.50   $    10.72        3,255,413
                                                              2006(3,4)   $     9.73   $    10.50        2,164,609
                                                              2005        $     9.68   $     9.73        1,580,984
                                                              2004(2)     $     9.07   $     9.68          892,862
                                                              2003        $     7.60   $     9.07          554,165
                                                              2002        $     8.74   $     7.60          252,528
                                                              2001(1)     $     9.47   $     8.74          103,760
----------------------------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH                                            2008        $     8.19   $     4.74        2,609,363
                                                              2007        $     9.50   $     8.19        2,787,849
                                                              2006(3,4)   $     9.40   $     9.50        3,258,276
                                                              2005        $     9.05   $     9.40        2,519,655
                                                              2004(2)     $     8.53   $     9.05        2,056,381
                                                              2003        $     5.67   $     8.53        1,569,313
                                                              2002        $     8.34   $     5.67        1,093,762
                                                              2001(1)     $     9.68   $     8.34          364,122
----------------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE                                             2008        $    22.17   $    15.28        4,622,772
                                                              2007        $    22.61   $    22.17        5,160,000
                                                              2006(3,4)   $    20.47   $    22.61        4,861,962
                                                              2005        $    18.28   $    20.47        3,156,522
                                                              2004(2)     $    14.95   $    18.28        1,847,663
                                                              2003        $    10.06   $    14.95        1,135,916
                                                              2002        $    12.16   $    10.06          798,428
                                                              2001(1)     $    11.13   $    12.16          292,715
----------------------------------------------------------------------------------------------------------------------
SBL MONEY MARKET                                              2008        $     9.30   $     9.15       14,212,905
                                                              2007        $     9.23   $     9.30        8,650,714
                                                              2006(3,4)   $     9.17   $     9.23        3,842,379
                                                              2005        $     9.27   $     9.17        1,381,933
                                                              2004(2)     $     9.56   $     9.27          909,010
                                                              2003        $     9.87   $     9.56        1,177,714
                                                              2002        $    10.13   $     9.87          982,287
                                                              2001(1)     $    10.16   $    10.13          401,703
----------------------------------------------------------------------------------------------------------------------
SBL SELECT 25                                                 2008        $     6.48   $     3.93        2,721,398
                                                              2007        $     7.18   $     6.48        3,416,774
                                                              2006(3,4)   $     6.93   $     7.18        3,428,338
                                                              2005        $     6.44   $     6.93          631,796
                                                              2004(2)     $     5.99   $     6.44          405,968
                                                              2003        $     5.28   $     5.99          314,857
                                                              2002        $     7.47   $     5.28          185,009
                                                              2001(1)     $     8.30   $     7.47          133,791
----------------------------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH                                          2008        $     6.93   $     3.52        1,834,176
                                                              2007        $     6.81   $     6.93        2,378,940
                                                              2006(3,4)   $     6.73   $     6.81        2,451,178
                                                              2005        $     6.49   $     6.73        1,834,999
                                                              2004(2)     $     5.75   $     6.49        1,453,650
                                                              2003        $     3.82   $     5.75        1,037,908
                                                              2002        $     5.40   $     3.82          652,170
                                                              2001(1)     $     7.14   $     5.40          234,506
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                        YEAR      OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE                                           2008        $    23.77   $    14.06       1,956,814
                                                              2007        $    22.39   $    23.77       2,283,020
                                                              2006(3,4)   $    20.49   $    22.39       1,915,706
                                                              2005        $    18.58   $    20.49       1,350,837
                                                              2004(2)     $    16.02   $    18.58         757,314
                                                              2003        $    11.03   $    16.02         506,024
                                                              2002        $    12.30   $    11.03         319,542
                                                              2001(1)     $    10.29   $    12.30         164,868
----------------------------------------------------------------------------------------------------------------------
SBL SOCIAL AWARENESS                                          2008               ---          ---             ---
                                                              2007               ---          ---             ---
                                                              2006(3,4)   $     6.36          ---             ---
                                                              2005        $     6.29   $     6.36         362,512
                                                              2004(2)     $     6.21   $     6.29         338,586
                                                              2003        $     5.20   $     6.21         266,498
                                                              2002        $     6.02   $     5.20         209,531
                                                              2001(1)     $     8.02   $     6.02          65,355
----------------------------------------------------------------------------------------------------------------------
SBL U.S. INTERMEDIATE BOND                                    2008        $    11.08   $     9.74       2,818,981
(FORMERLY SBL DIVERSIFIED INCOME)                             2007        $    11.17   $    11.08       3,074,940
                                                              2006(3,4)   $    11.18   $    11.17       3,084,496
                                                              2005        $    11.39   $    11.18       2,650,198
                                                              2004(2)     $    11.39   $    11.39       1,781,038
                                                              2003        $    11.46   $    11.39       1,281,255
                                                              2002        $    10.89   $    11.46       1,143,363
                                                              2001(1)     $    10.64   $    10.89         416,745
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK                                       2008        $    10.29   $     6.36       1,291,516
                                                              2007        $    10.94   $    10.29       1,294,107
                                                              2006(3,4)   $    10.00   $    10.94         440,279
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT                                     2008        $    10.36   $    10.13       3,110,525
                                                              2007        $    10.05   $    10.36       4,641,561
                                                              2006(3,4)   $    10.00   $    10.05       2,145,045
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY(6)                     2008        $    12.68   $     5.28       1,205,324
                                                              2007        $    10.00   $    12.68         988,886
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

                                                                          ACCUMULATION UNIT VALUE
                                                                          -----------------------   ACCUMULATION UNITS
                                                                          BEGINNING      END OF       OUTSTANDING AT
              SUBACCOUNT                                        YEAR      OF PERIOD      PERIOD        END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME                              2008        $    10.68   $     7.95       1,725,049
                                                              2007        $    10.73   $    10.68       1,895,535
                                                              2006(3,4)   $    10.00   $    10.73         795,678
----------------------------------------------------------------------------------------------------------------------

(1) For the period of January 12, 2001 (date of inception) through December 31, 2001.

(2) For the period of April 29, 2004 (date of inception) through December 31, 2004 for the AIM V.I. International Growth, Dreyfus IP Technology Growth and Dreyfus VIF International Value Subaccounts.

(3) For the period of March 13, 2006 (date of inception) through December 31, 2006 for the AIM V.I. Capital Development, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Small Cap Growth, MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts.

(4) On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for these Subaccounts.

(5) Accumulation unit values and outstanding units for this Subaccount are for the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(6) Accumulation unit values and outstanding units for this Subaccount are for the period May 1, 2007 (the date first publicly offered) to December 31, 2007.

(7) Accumulation unit values and outstanding units for this Subaccount are for the period May 1, 2008 (the date first publicly offered) to December 31, 2008.

(8) Accumulation unit values and outstanding units for this Subaccount are for the period November 17, 2008 (the date first publicly offered) to December 31, 2008.


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.


      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.15% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Lifetime Withdrawal Benefit Rider;(1,2)

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;(1)

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*     Provides a death benefit.

(1) You may not elect the Guaranteed Lifetime Withdrawal Benefit Rider if you elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

(2) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider.

The Company makes each rider available only at issue, except the Guaranteed Lifetime Withdrawal Benefit Rider, Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER -- The Guaranteed Lifetime Withdrawal Benefit Rider (the "GLWB Rider") is designed for Owners who are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money they can withdraw under the Contract for retirement income or other long-term purposes. Subject to certain conditions and restrictions, the GLWB Rider guarantees that you will be able to withdraw a specified amount each Contract Year during your lifetime (and your spouse's lifetime, if you so designate)--even if your Contract Value is reduced to zero.

      The GLWB Rider does not guarantee Contract Value or the performance of any investment option or asset allocation model.

      GLWB RIDER DEFINITIONS.

      ANNUAL AMOUNT: the maximum amount that you may withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.

      BENEFIT BASE: an amount we refer to when determining your Annual Amount. Your Benefit Base is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.

      BENEFIT STEP-UP BASE: under this calculation of the Benefit Base, we will "lock in" to the Benefit Base your highest Contract Value on each Contract Anniversary following the Rider Start Date. We also will adjust this amount by any Purchase Payments and Excess Withdrawals.

      BENEFIT ROLL-UP BASE: under this calculation of the Benefit Base, we will increase your Benefit Base by the Growth Factor on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). We also will adjust this amount by any Purchase Payments and Excess Withdrawals.

      BENEFIT PERCENTAGE: a percentage we multiply by your current Benefit Base to determine your Annual Amount.

      EXCESS WITHDRAWALS: cumulative withdrawals you make in any Contract Year that exceed your Annual Amount.

      GLWB RIDER CHARGE: an amount we deduct monthly from your Contract Value if you elect the GLWB Rider.

      GROWTH FACTOR: an amount by which we will increase your Benefit Roll-up Base on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance).

      NON-EXCESS WITHDRAWALS: cumulative withdrawals you make in any Contract Year that do not exceed your Annual Amount.

      RIA ANNUAL WITHDRAWAL ALLOWANCE: subject to certain conditions, withdrawals made to pay fees to a registered investment adviser that we do not consider as withdrawals when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base.

      RIDER START DATE: the date the GLWB Rider was added to your Contract.

      2% INFLATION ADJUSTMENT: an amount by which we will increase the Benefit Percentage on each Contract Anniversary following the date you make a withdrawal under the GLWB Rider (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), so long as your entire Contract Value has been invested in accordance with a specified asset allocation model.

IMPORTANT CONSIDERATIONS IF YOU PURCHASE THE GLWB RIDER.

o The Fixed Account is not available if you purchase the GLWB Rider. In addition, we reserve the right to restrict subsequent Purchase Payments. See "Investment Option Restrictions" and "Restrictions on Purchase Payments" below.

o Any withdrawals you make that exceed the Annual Amount) may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If you intend to take Excess Withdrawals then you should carefully consider whether

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      the Rider is appropriate for you. See "Non-Excess and Excess Withdrawals"
      below.

o We will deduct a monthly GLWB Rider charge from your Contract Value if you elect the GLWB Rider. We will assess this charge even if your only withdrawals are Non-Excess Withdrawals and even if you never make a withdrawal. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates for any reason.

o Adding the GLWB Rider will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Purchasing the GLWB Rider" below.

o If you add, remove, or change an Owner under your Contract (including total or partial change incident to a divorce), then the GLWB Rider will terminate. See "Covered Persons, Owners, and Spouses" below.

o You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect. See "Contract Loans" below.

o     You cannot cancel the GLWB Rider once it is issued.

o Any amount that we may pay under the GLWB Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

o You may not elect the GLWB Rider if you elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

o The GLWB Rider may not be available in all states, and we may otherwise limit its availability.

o Certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider. Consult a tax adviser before purchasing the GLWB Rider with any Qualified Contract.

You should not purchase the GLWB Rider if:

o You expect to take Excess Withdrawals because such withdrawals may significantly reduce or eliminate the value of the GLWB Rider; or

o You are primarily interested in maximizing the Contract's potential for long-term accumulation rather than ensuring a stream of income for life; or

o You do not expect to take Non-Excess Withdrawals ever or for a significant period of time.

      You should consult your registered representative to discuss whether the GLWB Rider suits your needs.

      PURCHASING THE GLWB RIDER. You may purchase the Rider on the Contract Date by selecting it in the Contract application. You also may purchase it on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract.

      You can only purchase the GLWB Rider if the attained age of the Covered Person (and the Joint Covered Person, if the Rider is issued on a joint life basis) is at least 55 but no older than 80. Except under the circumstances set forth below, an Owner must be a natural person. See "Covered Persons, Owners, and Spouses."

      Electing the GLWB Rider after the Contract Date will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted.

      IMPORTANT CONSIDERATION. When you purchase the GLWB Rider may have a significant impact on the value of your Benefit Base. For example, there are certain advantages to purchasing the GLWB Rider early. We begin "locking in" your highest Contract Value when calculating the Benefit Step-up Base on every Contract Anniversary following the Rider Start Date. Thus, the earlier you purchase the GLWB Rider, the longer the period of time during which your Benefit Base may increase due to favorable Subaccount performance. You also have an opportunity for your Benefit Base to increase by the Growth Factor utilized in our calculation of the Benefit Roll-up Base. Contract values occurring prior to the Rider Start Date do not affect the Benefit Base.

      On the other hand, if you purchase the GLWB Rider too early and do not begin taking Non-Excess Withdrawals for a period of time, you may pay the GLWB Rider Charge for a longer period than is necessary. You also must comply with other Rider restrictions, such as prohibitions on changing Owners, taking Contract loans, and allocating Purchase Payments and Contract Value to the Fixed Account.

      Please consult your registered representative to discuss the appropriate time, if any, for you to purchase the GLWB Rider.

      COVERED PERSONS, OWNERS, AND SPOUSES.

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      COVERED PERSON. The Covered Person is the person during whose life we will make available the Annual Amount. If the Contract is owned by a single natural person, then the Covered Person must be the Owner. If the Contract is owned by a non-natural person, then the Covered Person must be the Annuitant.

o Under the GLWB Rider, the Owner must be a natural person unless: (1) the Contract is owned by a trust (or other entity as agent for a natural person), (2) the Rider is issued with only one Covered Person, (3) only one Annuitant is named in the Contract; and (4) the Annuitant is the Covered Person.

      The Covered Person cannot be changed after we issue the Rider.

      JOINT COVERED PERSON. The Joint Covered Person is the person during whose life, in conjunction with the life of the Covered Person, we will make available the Annual Amount. If there are Joint Owners under the Contract, then the Joint Covered Person must be the Joint Owner.

NOTE: PLEASE REMEMBER THAT WE IMPOSE A HIGHER GLWB RIDER CHARGE IF THERE IS A
      JOINT COVERED PERSON UNDER THE GLWB RIDER. WE DO SO BECAUSE WE ARE OBLIGATED TO MAKE THE ANNUAL AMOUNT AVAILABLE FOR WITHDRAWALS OVER THE LIVES OF TWO INDIVIDUALS (SO LONG AS ALL OF THE RIDER'S CONDITIONS ARE
      MET).

      The Joint Covered Person must be the spouse of the Covered Person on the Rider Start Date. If there is one Owner under the Contract, the Joint Covered Person also must be the sole Designated Beneficiary under the Contract prior to annuitization. If there are Joint Owners under the Contract, the Covered Person and Joint Covered Person must be the only Designated Beneficiaries under the Contract prior to annuitization.

      We will make the Annual Amount available until the later of the death of the Covered Person or the death of the Joint Covered Person, provided that (a) there is no change in the status of the Joint Covered Person as the spouse of the Covered Person, and (b) there is no change in the status of the Joint Covered Person as the sole Designated Beneficiary prior to annuitization (if there is one Contract Owner) or of the Covered Person and Joint Covered Person as the only Designated Beneficiaries prior to annuitization (if there are two Contract Owners).

NOTE: IF THE STATUS OF EITHER (OR BOTH) OF THESE DESIGNATIONS CHANGES DUE TO
      DEATH OR DIVORCE (WHERE THE CONTRACT IS NOT SPLIT OR OTHERWISE DIVIDED), THEN WE WILL BASE THE BENEFITS UNDER THE RIDER SOLELY ON THE LIFE OF THE COVERED PERSON. THIS MEANS THAT WE WILL NOT MAKE THE ANNUAL AMOUNT AVAILABLE AFTER THE DEATH OF THE COVERED PERSON, EVEN IF THE JOINT COVERED PERSON IS STILL ALIVE. HOWEVER, WE WILL CONTINUE TO ASSESS THE GLWB RIDER CHARGE BASED ON TWO COVERED PERSONS FOR AS LONG AS THE COVERED PERSON IS ALIVE.

      After the Rider Start Date, the Joint Covered Person cannot be changed, even if the Covered Person has a new spouse, nor can a Joint Covered Person be added.

      JOINT OWNERS. If the GLWB Rider is elected, the Contract must be owned individually (i.e., there must be only one Owner), unless:

1.    there is only one Joint Owner,

2.    the Joint Owner is the spouse of the Owner, and

3. prior to annuitization, the only Designated Beneficiaries under the Contract are the Owner and Joint Owner.

NOTE: IF THE OWNER AND JOINT OWNER CEASE TO BE THE SPOUSE OF EACH OTHER DUE TO
      DEATH OR DIVORCE (WHERE THE CONTRACT IS NOT SPLIT OR OTHERWISE DIVIDED), THEN WE WILL BASE THE BENEFITS UNDER THE RIDER SOLELY ON THE LIFE OF THE COVERED PERSON (I.E., THE OWNER). THIS MEANS THAT WE WILL NOT MAKE THE ANNUAL AMOUNT AVAILABLE AFTER THE DEATH OF THE COVERED PERSON, EVEN IF THE JOINT COVERED PERSON (I.E., THE JOINT OWNER) IS STILL ALIVE. HOWEVER, WE WILL CONTINUE TO ASSESS THE GLWB RIDER CHARGE BASED ON TWO COVERED PERSONS FOR AS LONG AS THE COVERED PERSON IS ALIVE.

      In the event that the Contract is ordered to be split or otherwise divided between the Owner and Joint Owner pursuant to the terms of a divorce settlement or a divorce decree from a court of law or pursuant to any other court order incident to a divorce, we will terminate the GLWB Rider.

      CHANGE IN OWNER. If you add, remove, or change an Owner under your Contract (including total or partial changes incident to a divorce) after the GLWB Rider is issued, then we will terminate the Rider.

      TERMINATION OF THE GLWB RIDER IF SURVIVING SPOUSE CONTINUES CONTRACT. If there is only one Covered Person and he or she dies while the GLWB Rider is in effect, and if the surviving spouse of the deceased Covered Person elects to continue the Contract, then we will terminate the Rider.

      The surviving spouse can elect to add a new Guaranteed Lifetime Withdrawal Benefit Rider on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract. The surviving spouse must satisfy our issue age requirements in effect at the time the Rider is purchased. We will issue a new

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GLWB Rider based on new variables (i.e., the Benefit Base, the Annual Amount, the Benefit Percentage, etc.). The terms of any such new GLWB Rider, including the charge for the Rider, may differ from the terms of the existing Rider.

      SPOUSE. Under the GLWB Rider, the term 'spouse' has the meaning given to it under federal law for purposes of the Internal Revenue Code.

      PROOF OF SURVIVAL. We may require proof of survival of any person upon whose life continuation of benefits depends (including, but not limited to, the Covered Person and any Joint Covered Person).

      NON-EXCESS AND EXCESS WITHDRAWALS. You may make withdrawals under your Contract while the GLWB Rider is in effect. However, the amount and timing of your withdrawals may significantly reduce (or even eliminate) your ability to make lifetime withdrawals under the Rider.

o Non-Excess Withdrawals are cumulative withdrawals made during the Contract Year that are less than or equal to the Annual Amount (see "Determining Your Annual Amount" below).

o Excess Withdrawals are cumulative withdrawals made during the Contract Year that exceed the Annual Amount.

NOTE: WE HAVE DESIGNED THE GLWB RIDER FOR YOU TO TAKE TOTAL NON-EXCESS
      WITHDRAWALS UP TO THE ANNUAL AMOUNT DURING EACH CONTRACT YEAR. TO OBTAIN THE MAXIMUM POTENTIAL BENEFIT UNDER THE GLWB RIDER, YOUR TOTAL WITHDRAWALS EACH CONTRACT YEAR SHOULD NOT EXCEED THE ANNUAL AMOUNT.

      EXCESS WITHDRAWALS REDUCE YOUR BENEFIT BASE AND YOUR ANNUAL AMOUNT, WHICH MAY SIGNIFICANTLY REDUCE OR EVEN ELIMINATE YOUR ABILITY TO MAKE LIFETIME WITHDRAWALS UNDER THE GLWB RIDER. IF YOUR CONTRACT VALUE IS REDUCED TO ZERO DUE TO AN EXCESS WITHDRAWAL, YOUR CONTRACT AND THE GLWB RIDER WILL TERMINATE.

      A "withdrawal" includes any applicable withdrawal charges, any forfeited Credit Enhancements, any withdrawals made to pay fees to a registered investment adviser, and charges for premium taxes and/or other taxes, if applicable, and any other charges deducted upon a withdrawal or surrender. We will reduce your Contract Value by the amount of any withdrawal you make. Withdrawals made while the GLWB Rider is in effect will be subject to the same conditions, limitations, restrictions, and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the terms of your Contract, unless we specify otherwise.

      Before you make a withdrawal, please note:

o We will not assess a withdrawal charge or recapture any Credit Enhancements if you make a Non-Excess Withdrawal. However, such withdrawals will reduce your Free Withdrawal amount. For the purpose of calculating the withdrawal charge on Excess Withdrawals, Non-Excess Withdrawals do not reduce Purchase Payments.

o If you make an Excess Withdrawal, we will assess a withdrawal charge (if otherwise applicable), reduce your Free Withdrawal amount, and recapture any Credit Enhancements, as appropriate, in the same manner in which we would do so if you had not elected the GLWB Rider and you made a withdrawal under the Contract. See "Charges and Deductions - Contingent Deferred Sales Charge" and "Optional Riders - Extra Credit".

o All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit and may reduce other rider benefits. Withdrawals may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters".

      DETERMINING YOUR ANNUAL AMOUNT. Your Annual Amount is the maximum amount that you can withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.

o Your Annual Amount is equal to the current Benefit Percentage MULTIPLIED by the current Benefit Base.

      We initially calculate your Annual Amount on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

      So long as your Contract Value has not reduced to zero, you may withdraw the Annual Amount in a lump sum, in multiple withdrawals, or in a series of pre-authorized withdrawals during the Contract Year. You can continue to take up to the Annual Amount each Contract Year until it is depleted for that year. The Annual Amount is not cumulative, which means that if you choose to withdraw only part of, or none of, your Annual Amount in any given Contract year, any portion not withdrawn will not be carried over to the next or any subsequent Contract Year.

      BENEFIT PERCENTAGE. The initial Benefit Percentage depends on the age of the Covered Person (or for the joint life version, the age of the younger of the Covered Person and the Joint Covered Person) on the Rider Start Date, as follows:

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                AGE                                              INITIAL BENEFIT
                                                                    PERCENTAGE
--------------------------------------------------------------------------------
Less than 65                                                           4.0%
At least 65 but less than 76                                           5.0%
Equal to or greater than 76                                            6.0%
--------------------------------------------------------------------------------

      We may increase the Benefit Percentage by a 2% Inflation Adjustment if certain conditions are met (see "2% Inflation Adjustment," below).

      QUALIFIED CONTRACTS. If you own a Qualified Contract that is in the "Required Minimum Distribution" or "RMD" phase under the Internal Revenue Code, and you are required to withdraw more than the Annual Amount we have calculated, then we will increase your Annual Amount to equal the amount required to be withdrawn under the Internal Revenue Code.

o We determine this amount as of the beginning of the calendar year based solely on the values under your Contract. We do not include RMDs of any other assets of any Owner or Designated Beneficiary. This amount is equal to the Internal Revenue Code required minimum distribution amount calculated by us using only (1) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (2) your Contract Value (including the present value of any additional benefits provided under your Contract to the extent required to be taken into account under IRS Guidance), and (3) amounts from the current calendar year (no carry-over from past years).

      DETERMINING YOUR BENEFIT BASE. Your Benefit Base is used to calculate your Annual Amount.

NOTE: YOUR BENEFIT BASE IS ONLY USED TO CALCULATE THE ANNUAL AMOUNT. IT IS NOT A
      CASH VALUE, SURRENDER VALUE, OR DEATH BENEFIT, IT IS NOT AVAILABLE TO YOU, IT IS NOT A MINIMUM RETURN FOR ANY SUBACCOUNT, AND IT IS NOT A GUARANTEE OF ANY CONTRACT VALUE.

      We initially calculate your Benefit Base on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

o Your initial Benefit Base is equal to (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

      Your Benefit Base after the Rider Start Date is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.

1. THE BENEFIT STEP-UP BASE:

On the Rider Start Date, the Benefit Step-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

We recalculate the Benefit Step-up Base as follows:

a. On each Contract Anniversary, the new Benefit Step-up Base is equal to the greater of your Contract Value on that anniversary, or (B) the then current Benefit Step-up Base.

b. If you make an additional Purchase Payment, we will increase the then current Benefit Step-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

c. If you make an Excess Withdrawal, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

      NOTE: EXCESS WITHDRAWALS WILL REDUCE YOUR BENEFIT STEP-UP BASE, WHICH, IN
            TURN, MAY SIGNIFICANTLY REDUCE OR ELIMINATE YOUR ABILITY TO MAKE LIFETIME WITHDRAWALS UNDER THE GLWB RIDER. EXCESS WITHDRAWALS COULD REDUCE YOUR BENEFIT STEP-UP BASE BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL. EXCESS WITHDRAWALS WILL ALSO REDUCE YOUR ANNUAL AMOUNT.

EXAMPLES OF EXCESS WITHDRAWALS ON THE BENEFIT STEP-UP BASE. Example 1, assume:

      (i)   At the beginning of the Contract Year, the Annual Amount is $5,000.

      (ii) During the Contract Year the Owner makes a $6,000 withdrawal, which means the Owner has made a Non-Excess Withdrawal of $5,000 and an Excess Withdrawal of $1,000.

      (iii) On the day that the Owner takes the $6,000 withdrawal, but prior to the withdrawal being processed, the then current Benefit Step-up Base is $100,000. The Contract Value is $120,000 prior to any part of the withdrawal being processed and, after the Non-Excess Withdrawal is effected but immediately before the Excess Withdrawal is effected, the Contract Value is $115,000.

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            When an Excess Withdrawal is made, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 - ($1,000 / $115,000)) = $99,130.

      Example 2, assume:

      (i) The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.

      (ii) The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

      (iii) Immediately prior to the withdrawal of $3,000, the current Benefit Step-up Base is $100,000. The Contract Value is $50,000.

            The new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to:
            $100,000 x (1 - ($3,000 / $50,000)) = $94,000.

      o Note that in this case, the Excess Withdrawal is $3,000, while the reduction in Benefit Step-up Base is $6,000 (twice the amount of the Excess Withdrawal).

2. THE BENEFIT ROLL-UP BASE:

      On the Rider Start Date, the Benefit Roll-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

      We recalculate the Benefit Roll-up Base as follows:

      (a) On each Contract Anniversary, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 plus the Growth Factor).

      We determine the Growth Factor as follows:

      (i) If you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is:

            o     5.0% on Rider anniversaries 1 through 4;

            o     6.0% on Rider anniversaries 5 through 8;

            o     7.0% on Rider anniversaries 9 through 12; and

            o     0.0% on Rider anniversaries 13 and greater.

      (ii) If you have made one or more withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is zero on every Contract Anniversary following the first withdrawal.

            NOTE: THE VALUE OF THE GLWB RIDER MAY BE AFFECTED IF YOU DELAY
                  TAKING WITHDRAWALS. FOR EXAMPLE, ONCE YOU TAKE A WITHDRAWAL, WE WILL APPLY THE 2% INFLATION ADJUSTMENT (IF ELECTED) TO YOUR BENEFIT PERCENTAGE ON EACH CONTRACT ANNIVERSARY (SUBJECT TO CERTAIN CONDITIONS). (SEE "WHEN TO TAKE WITHDRAWALS" BELOW.)

(b) If you make an additional Purchase Payment, we will increase the then current Benefit Roll-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

(c) If you make an Excess Withdrawal, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

      NOTE: EXCESS WITHDRAWALS WILL REDUCE YOUR BENEFIT ROLL-UP BASE, WHICH, IN
            TURN, MAY SIGNIFICANTLY REDUCE OR ELIMINATE YOUR ABILITY TO MAKE LIFETIME WITHDRAWALS UNDER THE GLWB RIDER. EXCESS WITHDRAWALS COULD REDUCE YOUR BENEFIT ROLL-UP BASE BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL. EXCESS WITHDRAWALS WILL ALSO REDUCE YOUR ANNUAL AMOUNT.

      EXAMPLE OF EXCESS WITHDRAWALS ON THE BENEFIT ROLL-UP BASE. Assume:

      (i) The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.

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      (ii)  The Owner takes another withdrawal of $3,000 in the same Contract
            Year, all of which is considered an Excess Withdrawal.

      (iii) Immediately prior to the withdrawal of $3,000, the current Benefit Roll-up Base is $100,000. The Contract Value is $50,000.

            The new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Roll-up Base is equal to:
            $100,000 x (1 - ($3,000 / $50,000)) = $94,000.

      o Note that the Excess Withdrawal is $3,000, while the reduction in Benefit Roll-up Base is $6,000 (twice the amount of the Excess Withdrawal).

      2% INFLATION ADJUSTMENT. If your entire Contract Value has been invested in accordance with one of the asset allocation models described below since the Rider Start Date, we will increase the Benefit Percentage by an amount equal to the current Benefit Percentage multiplied by 2.0% (the "2% Inflation Adjustment"). However, no increases will be made until you make a withdrawal following the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). After you make such a withdrawal, we will begin applying the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary.

NOTE: THE VALUE OF THE GLWB RIDER MAY BE AFFECTED IF YOU BEGIN TAKING
      WITHDRAWALS TOO SOON. FOR EXAMPLE, ONCE YOU TAKE A WITHDRAWAL, WE WILL NO LONGER INCREASE YOUR BENEFIT ROLL-UP BASE BY THE GROWTH FACTOR. (SEE "WHEN TO TAKE WITHDRAWALS" BELOW.)

      To be eligible for the 2% Inflation Adjustment, at all times since the Rider Start Date your entire Contract Value must be invested in one of several specified asset allocation models. This means:

o You must allocate all Purchase Payments and Contract Value in accordance with one of the asset allocation models;

o You must elect and maintain the Asset Reallocation Option, thereby authorizing us to automatically transfer your Contract Value on a quarterly basis to restore your asset allocation model's allocations to the original percentages in effect at the time you elected the model;

o You may change from the current asset allocation model to another asset allocation model approved by us for use in connection with the 2% Inflation Adjustment feature;

o     You may not make other transfers among the Subaccounts; and

o We will deduct any withdrawals you make (including withdrawals pursuant to the RIA Annual Withdrawal Allowance) from the Subaccounts in the asset allocation model on a pro rata basis.

NOTE: YOU SHOULD CONSULT WITH YOUR REGISTERED REPRESENTATIVE TO ASSIST YOU IN
      DETERMINING WHETHER THESE INVESTMENT RESTRICTIONS ARE SUITED FOR YOUR FINANCIAL NEEDS.

      If at any time following the Rider Start Date all or a portion of your Contract Value is not invested in accordance with the above restrictions, then your Benefit Percentage will not be increased by the 2% Inflation Adjustment for that Contract Year or any subsequent Contract Year.

      Each asset allocation model invests different percentages of Contract Value in certain of the Subaccounts. In general, the investment strategies employed by the asset allocation models include allocations that focus on (1) combining bond funds and stock funds; or (2) emphasizing stock funds while including a weighting to bond funds. Each of these asset allocation models seek to provide income and/or capital appreciation while avoiding excessive risk. THERE CAN BE NO ASSURANCE, HOWEVER, THAT ANY OF THE ASSET ALLOCATION MODELS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE. If you are seeking a more aggressive investment strategy, the asset allocation models required in connection with the 2% Inflation Adjustment may not be appropriate for you.

      The asset allocation models approved for use with the 2% Inflation Adjustment and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted with the 2% Inflation Adjustment, you must submit new allocation instructions to us in writing. There is no charge for allocating your Contract Value in accordance with an asset allocation model.

      The specific asset allocation models available to you are fully described in a separate brochure. Your sales representative can provide additional information about the asset allocation models available to you. Please talk to him or her if you have additional questions about the asset allocation models.

EXAMPLE OF THE 2% INFLATION ADJUSTMENT. Assume:

a.    the Owner added the Rider (issued with one Covered Person) at age 70,

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b.    the 2% Inflation Adjustment has not been forfeited because Contract Value has at all times since the Rider Start Date been invested in accordance with the investment restrictions set forth above, and

c. the first withdrawal (other than one within the RIA Annual Withdrawal Allowance) is in Contract Year 3.

The Benefit Percentage is equal to:

o 5.00% for Contract Years 1 and 2 (because the Owner was between ages 65 and 75 on the Rider Start Date and did not take any withdrawals),

o 5.00% for Contract Year 3 (because the withdrawal will trigger the 2% Inflation Adjustment beginning on the next Contract Anniversary),

o     5.10% for Contract Year 4 (5.00% * (1.02)),

o     5.20% for Contract Year 5 (5.00% * (1.02)(2)),

o     5.31% for Contract Year 6 (5.00% * (1.02)(3))

o and so forth for subsequent Contract Years (so long as the Owner continues to comply at all times with the investment restrictions set forth above). If, in Contract Year 6, the Owner fails to comply with the investment restrictions, then in all future Contract Years the Benefit Percentage will be equal to 5.31%.

      RIA ANNUAL WITHDRAWAL ALLOWANCE. If withdrawals are made under your Contract to pay fees to a registered investment adviser, then we will not consider that withdrawal when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base, if:

o     the withdrawals are the only amount withdrawn in that Contract Year;

o the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract;

o we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and

o the withdrawals do not exceed: (1) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (2) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year.

WHEN TO TAKE WITHDRAWALS. You should carefully consider when to begin taking withdrawals under the GLWB Rider.

Advantages to taking withdrawals:

o You may maximize the time during which you may take lifetime withdrawals due to longer life expectancy, and you will be paying for a benefit you are using.

o If you have selected the 2% Inflation Adjustment feature of the Rider and have complied with the investment restrictions noted above under "2% Inflation Adjustment," once you make a withdrawal (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) we will apply the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary (see "2% Inflation Adjustment").

      Advantages to delaying withdrawals:

o On the first 12 Rider anniversaries, we will increase your Benefit Roll-up Base by the Growth Factor so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) (see "Benefit Roll-up Base").

o Withdrawals reduce your Free Withdrawal Amount, death benefit, and Contract Value, may result in receipt of taxable income (and a 10% penalty tax if made prior to age 59 1/2), and may limit the potential for increasing your Benefit Base through higher Contract Values on Contract Anniversaries.

      You should discuss with your registered representative when it may be appropriate for you to begin taking withdrawals under the GLWB Rider.

      ANNUITIZATION. If you have not selected an Annuity Start Date, then while the GLWB Rider is in effect the Annuity Start Date is the day before the older Annuitant's 95th birthday.

      If the Contract Value is greater than zero on the Annuity Start Date, then you may elect to receive annual Annuity Payments equal to:

a.    the Annual Amount as of the Annuity Start Date; or

b. the amount determined by applying the Contract Value less premium taxes and any pro rata account administration charge as of the Annuity Start Date to any of the Annuity Options available under your Contract.

      If you choose option (a), then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary.

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      If you choose option (b), then we will make Annuity Payments pursuant to the terms of your Contract.

NOTE: THE PAYMENTS YOU WOULD RECEIVE UNDER OPTION (A) ARE DIFFERENT FROM THE
      PAYMENTS YOU WOULD RECEIVE UNDER OPTION (B). YOU SHOULD CONSULT WITH YOUR REGISTERED REPRESENTATIVE TO DETERMINE WHICH OPTION IS MORE APPROPRIATE FOR YOU.

      REDUCTION OF CONTRACT VALUE TO ZERO. If your Contract Value reduces to zero, one of the following will occur:

1. If your Contract Value reduced to zero due to an Excess Withdrawal, then we will terminate your Contract and the GLWB Rider (which means your Annual Amount will no longer be available) even if your Benefit Base is greater than zero. You will not be entitled to receive any further benefits under your Contract or the Rider.

2. If your Contract Value reduced to zero for any reason other than due to an Excess Withdrawal, then:

      a. We will make payments to you each Contract Year in an amount equal to the Annual Amount in effect as of the Valuation Date the Contract Value reduced to zero;

      b. We will make these as a series of payments pursuant to a frequency selected by you from those made available by us at that time;

      c. We will make these payments until the death of the Covered Person (or the later of the death of the Covered Person and any Joint Covered Person, if applicable, subject to the restrictions on changing Owners);

      d. You may not make any additional Purchase Payments under your Contract;

      e. You will no longer be eligible to receive a death benefit under your Contract; and

      f.    We will terminate all other optional riders under your Contract.

      INVESTMENT OPTION RESTRICTIONS. If you elect the GLWB Rider, you cannot allocate your Purchase Payments or transfer your Contract Value to the Fixed Account. If you wish to add the GLWB Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.

      RESTRICTIONS ON PURCHASE PAYMENTS. If you elect the GLWB Rider, (either on the Contract Date or on any Contract Anniversary prior to the Annuity Start
Date), we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.

      When discussing the GLWB Rider, all references to Purchase Payments mean the amount actually applied to Contract Value (i.e., net of any applicable premium tax or other applicable charges).

      If in the future the Fixed Account becomes an available investment option under the Rider, then we may deduct a portion of the GLWB Rider Charge from Contract Value allocated to the Fixed Account. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates, regardless of the reason for termination.

      CONTRACT LOANS. You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect.

      TERMINATION. We will terminate the GLWB Rider on the earliest of:

1.    The Valuation Date you surrender your Contract;

2. The Annuity Start Date (subject to any obligations we may have to make payments of the Annual Amount, as set forth in the Annuitization provision above);

3. For a GLWB Rider issued with one Covered Person, the date of the Covered Person's death (regardless of whether the surviving spouse Beneficiary continues the Contract);

4. For a GLWB Rider issued with a Covered Person and a Joint Covered Person, the later of the date of death of the Covered Person or the Joint Covered Person (subject to our rules relating to the designation of a Joint Covered Person--see "Covered Persons, Owners, and Spouses" above);

5. The date of change of ownership under the Contract (including total or partial change incident to a divorce--see "Covered Persons, Owners, and Spouses" above); or

6. The Valuation Date your Contract Value is reduced to zero due to an Excess Withdrawal.

      TAX CONSEQUENCES. As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules to the Rider, particularly those rules relating to distributions from your Contract, is not entirely clear. While there is some uncertainty, we intend to treat any amounts received by you under the GLWB Rider after your Contract Value reduces to zero as annuity payments for tax purposes. We also intend to treat the payments made to you under the Rider prior to the date your Contract Value reduces to zero or selection of an Annuity Option as withdrawals for tax purposes. In view of this uncertainty, however, you should consult a tax advisor before purchasing the GLWB Rider.

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      For Qualified Contracts, distributions attributable to the GLWB Rider will be taxed in accordance with the rules applicable to the type of Qualified Plan. We intend to treat distributions from Contracts issued as Section 403(b) annuities or traditional or Roth individual retirement annuities in the manner described above for annuities generally. (Please see "Federal Tax Matters" in the prospectus.) Your required minimum distribution amount may have to include the value of optional Contract provisions such as the GLWB rider. Consult a tax advisor.

      LIMITED EXCHANGE OPPORTUNITY. Beginning on May 1, 2008 and extending through April 30, 2009, if you currently own the Guaranteed Minimum Withdrawal Benefit Rider, you may exchange that Rider for the Guaranteed Lifetime Withdrawal Benefit Rider if you are otherwise eligible to purchase the Rider. We will only permit such an exchange on a Contract Anniversary. You may submit your written request to make the exchange to our Administrative Office at any time prior to a Contract Anniversary and we will effect the exchange on that Contract Anniversary. All terms and conditions of the Guaranteed Lifetime Withdrawal Benefit Rider that are in effect on that Contract Anniversary will apply. We will use your Contract Value on that Contract Anniversary to calculate the Benefit Base under the Guaranteed Lifetime Withdrawal Benefit rider. If you make this exchange, you will not be permitted to later repurchase the Guaranteed Minimum Withdrawal Benefit Rider.

      There are differences in the terms of the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Lifetime Withdrawal Benefit Rider, including the rider charge, the availability of the Fixed Account, and whether withdrawals under the rider may be available for a specified period or for your lifetime. You should review the discussion on each rider carefully to determine whether exchanging your existing Guaranteed Minimum Withdrawal Benefit Rider is appropriate for you.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT (FORMERLY DOLLAR FOR DOLLAR LIVING BENEFIT) -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without

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a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

--------------------------------------------------------------------------------
 1. PAYMENT FREQUENCY                                2. TOTAL NUMBER OF PAYMENTS
--------------------------------------------------------------------------------
 3.     Monthly                                          4.      180
 5.    Quarterly                                         6.      60
 7.   Semiannual                                         8.      30
 9.     Annual                                          10.      15
--------------------------------------------------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

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      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

      This rider is available only if the age of the Annuitant at the time the rider is issued is 79 or younger.

      Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company

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takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

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      This rider is available only if the age of the Owner at the time the
Contract is issued is age 79 or younger. See the discussion under "Death
Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the

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death benefit will the Contract Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT (FORMERLY THE DOLLAR FOR DOLLAR COMBINATION BENEFIT) -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the

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Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death
Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*                                               BENEFIT AMOUNT*
--------------------------------------------------------------------------------
        5%                                                            130%
        6%                                                            110%
        7%                                                            100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an

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amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit
Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.


      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified Contract.


TOTAL PROTECTION -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the

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Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.


      Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before purchasing the Total Protection rider or resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract

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Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                                                                RATE OF RETURN
INTEREST RATE                                                  (NET OF EXPENSES)
--------------------------------------------------------------------------------
     3%                                                             -5.00%
     4%                                                             -1.50%
     5%                                                              0.80%
--------------------------------------------------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65,
(2)your confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment

--------------------------------------------------------------------------------
                                       45

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has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

     0-YEAR SCHEDULE                                        4-YEAR SCHEDULE
-------------------------------------------------------------------------------
 PURCHASE                                               PURCHASE
PAYMENT AGE    WITHDRAWAL                             PAYMENT AGE    WITHDRAWAL
(IN YEARS)       CHARGE                                (IN YEARS)      CHARGE
-------------------------------------------------------------------------------
0 and over         0%                                       1            7%
                                                            2            7%
                                                            3            6%
                                                            4            5%
                                                       5 and over        0%
-------------------------------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the

--------------------------------------------------------------------------------
                                       46

--------------------------------------------------------------------------------

Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

      If you elect the Guaranteed Lifetime Withdrawal Benefit Rider, we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.

AUTOMATIC BONUS CREDIT -- During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007;
(2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time

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                                       47

--------------------------------------------------------------------------------

during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

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                                       48

--------------------------------------------------------------------------------

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       49

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
                                                                                                            NUMBER OF
                                                                                                            ROUND TRIP
                                           SUBACCOUNT                                                       TRANSFERS
----------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Money Market                                    Unlimited
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA                                      6(1)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real            4(1)
Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dent Strategic Portfolio, Franklin
Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation,
Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg
Mason Partners Variable Small Cap Growth, Mutual Global Discovery Securities, Neuberger Berman AMT Socially
Responsive, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond,
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small
Cap StocksPLUS(R) TR, Rydex VT All-Cap Opportunity, Rydex VT Alternative Strategies Allocation, Rydex VT
Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio
Moderate, Rydex VT Hedged Equity, Rydex VT International Opportunity, Rydex VT Managed Futures Strategy,
Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies, SBL All Cap Value, SBL Alpha Opportunity,
SBL Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset
Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap
Value, SBL U.S. Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF
Emerging Markets Equity, Van Kampen UIF Equity and Income
----------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                                                  3(1)
----------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth, Dreyfus VIF International Value                                                    2(5)
----------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American Century VP Value                       2(1)
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities                                 2(2)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Janus Portfolio                        1(4)
----------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying

--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------

Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, or SBL Money Market Subaccounts. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside

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in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of

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the New York Stock Exchange to be processed on the current Valuation Date. The
New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, and/or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of

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Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters." If you purchase the Guaranteed Lifetime Withdrawal Benefit Rider, we will not automatically cancel any existing systematic withdrawals that you have established. Since "Excess Withdrawals" may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Guaranteed Lifetime Withdrawal Benefit Rider."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we received your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated

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Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

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      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the Bonus Credits for purposes of assessing the withdrawal charge. As such, the Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

 PURCHASE PAYMENT OR BONUS
        CREDIT AGE                                                    WITHDRAWAL
        (IN YEARS)                                                      CHARGE
--------------------------------------------------------------------------------
             1                                                            7%
             2                                                            7%
             3                                                            6%
             4                                                            5%
             5                                                            4%
             6                                                            3%
             7                                                            2%
        8 and over                                                        0%
--------------------------------------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

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MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                                                ANNUAL MORTALITY
                                                                AND EXPENSE RISK
CONTRACT VALUE                                                       CHARGE
--------------------------------------------------------------------------------
Less than $25,000                                                    0.85%
At least $25,000 but less than                                       0.70%
   $100,000
$100,000 or more                                                     0.60%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal,

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state, or local taxes incurred by the Company that are attributable to the
Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES --In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Lifetime Withdrawal Benefit Rider, Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Guaranteed Lifetime Withdrawal Benefit Rider (Two Covered Persons) with a cost of 1.25%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 2.40%, would exceed the applicable maximum rider charge of 2.00%.

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OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                               Annual
                                                                                               Rate(1)      Rider Charge
------------------------------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit      (One Covered Person)                                 ---          0.85%(2)
                                            (Two Covered Persons)                                ---          1.25%(2)
------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                 3%          0.15%
                                                                                                  5%          0.30%
------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                            6%          0.60%
------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                  ---          0.20%
------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                                   3%          0.10%
                                                                                                  5%          0.20%
                                                                                                  6%(3)       0.25%
                                                                                                  7%(3)       0.30%
------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                    5%          0.25%
------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                           ---          0.25%
------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                            ---          0.35%
------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                             5%          0.35%
------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                          5%          0.45%
------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit       6%          0.85%
------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                            ---          0.45%(4)
------------------------------------------------------------------------------------------------------------------------
Total Protection                                                                                 ---          0.85%(5)
------------------------------------------------------------------------------------------------------------------------
Extra Credit(6)                                                                                   3%          0.40%
                                                                                                  4%          0.55%
                                                                                                  5%          0.70%
------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                      ---          0.05%
------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(7)                                                                  0-Year        0.70%
                                                                                                4-Year        0.60%(8)
------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

(3)   Not available to Texas residents.

(4) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(6) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(7) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(8) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

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GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata 0account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or

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Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

      If you have purchased the Guaranteed Lifetime Withdrawal Benefit Rider and your Contract Value is greater than zero on the Annuity Start Date, then instead of receiving the Annuity Payments described above, you may elect to receive annual Annuity Payments equal to the Annual Amount under the Rider as of the Annuity Start Date. If you choose to do so, then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary. See "Guaranteed Lifetime Withdrawal Benefit Rider."

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected.

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With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid

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by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

      The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. (If you wish to add the Guaranteed Lifetime Withdrawal Benefit Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.). If the Fixed Account and Loan Account are important to you, you should not select the foregoing optional riders.


      If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."


      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

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INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DCA PLUS ACCOUNT -- The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.

      The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.

      You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate

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Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or
if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account, and you will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

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DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the
person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation

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of all loans made to an individual employee under a single employer plan.
However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.7%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      If your purchase the Guaranteed Lifetime Withdrawal Benefit Rider, you must repay any outstanding loan before we will issue the Rider, and you may not take a new loan while the Rider is in effect.

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      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL

RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code

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("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of
Section 817(h).


      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the

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Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-

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under) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if

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this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible

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retirement plan, including an individual retirement account or annuity (IRA).
See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of nondeductible contributions or other after-tax amounts

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from a traditional IRA may be eligible to be rolled over to another traditional
IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and converstions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions , the account must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject

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to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all

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                                       75

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Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for each Underlying Fund, which will include a list of the portfolio securities of each Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a

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                                       76

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transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008, 2007 and 2006, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services

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                                       77

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as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., and Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not

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                                       78

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receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.





PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until December 4, 2000, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the SBL Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the SecureDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Informa-

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                                       79

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tion is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
      Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
      Section 403(b)
      Roth 403(b)
      Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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                                       80

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OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


                                 SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic                    Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Value Fund                                                                           11 Greenway Plaza, Suite 100 Houston, TX
                                                                                     77046-1179 (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario,
                                                                                     Canada M2N 6X7 (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.),
                                                                                     Inc., One Midtown Plaza, 1360 Peachtree
                                                                                     Street, N.E., Suite 100, Atlanta, GA
                                                                                     30309 (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One
                                                                                     Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036 (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor,
                                                                                     Three Pacific Place, 1 Queen's Road East,
                                                                                     Hong Kong (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30
                                                                                     Finsbury Square, London, EC2A 1AG, United
                                                                                     Kingdom (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo
                                                                                     105-6025, Japan (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt,
                                                                                     Germany 60313 (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins
                                                                                     Street, Level 26, Melbourne Vic 3000,
                                                                                     Australia (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

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                                       81

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--------------------------------------------------------------------------------

                                 SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital                 Series II      Growth of capital                   Invesco Aim Advisors, Inc.
 Development Fund                                                                    11 Greenway Plaza, Suite
                                                                                     100 Houston, TX 77046-1181 (Investment
                                                                                     Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario,
                                                                                     Canada M2N 6X7 (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.),
                                                                                     Inc., One Midtown Plaza, 1360 Peachtree
                                                                                     Street, N.E., Suite 100, Atlanta, GA
                                                                                     30309 (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One
                                                                                     Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036 (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor,
                                                                                     Three Pacific Place, 1 Queen's Road East,
                                                                                     Hong Kong (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30
                                                                                     Finsbury Square, London, EC2A 1AG, United
                                                                                     Kingdom (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo
                                                                                     105-6025, Japan (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt,
                                                                                     Germany 60313 (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins
                                                                                     Street, Level 26, Melbourne Vic 3000,
                                                                                     Australia (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

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                                       82

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
                                 SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                   Series I       Capital growth                      Invesco Aim Advisors, Inc.
Health Care Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1182 (Investment
                                                                                     Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario,
                                                                                     Canada M2N 6X7 (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.),
                                                                                     Inc., One Midtown Plaza, 1360 Peachtree
                                                                                     Street, N.E., Suite 100, Atlanta, GA
                                                                                     30309 (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One
                                                                                     Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036 (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor,
                                                                                     Three Pacific Place, 1 Queen's Road East,
                                                                                     Hong Kong (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30
                                                                                     Finsbury Square, London, EC2A 1AG, United
                                                                                     Kingdom (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo
                                                                                     105-6025, Japan (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt,
                                                                                     Germany 60313 (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins
                                                                                     Street, Level 26, Melbourne Vic 3000,
                                                                                     Australia (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

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                                       83

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
                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                   Series I       High total return through           Invesco Aim Advisors, Inc.
Real Estate Fund                                 growth of capital and               11 Greenway Plaza, Suite 100
                                                 current income.                     Houston, TX 77046-1173
                                                                                     (Investment Advisor)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario,
                                                                                     Canada M2N 6X7 (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.),
                                                                                     Inc., One Midtown Plaza, 1360 Peachtree
                                                                                     Street, N.E., Suite 100, Atlanta, GA
                                                                                     30309 (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One
                                                                                     Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036 (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor,
                                                                                     Three Pacific Place, 1 Queen's Road East,
                                                                                     Hong Kong (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30
                                                                                     Finsbury Square, London, EC2A 1AG, United
                                                                                     Kingdom (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo
                                                                                     105-6025, Japan (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt,
                                                                                     Germany 60313 (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins
                                                                                     Street, Level 26, Melbourne Vic 3000,
                                                                                     Australia (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       84

--------------------------------------------------------------------------------

                                 SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International            Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Growth Fund                                                                          11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1183 (Investment
                                                                                     Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario,
                                                                                     Canada M2N 6X7 (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.),
                                                                                     Inc., One Midtown Plaza, 1360 Peachtree
                                                                                     Street, N.E., Suite 100, Atlanta, GA
                                                                                     30309 (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One
                                                                                     Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036 (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor,
                                                                                     Three Pacific Place, 1 Queen's Road East,
                                                                                     Hong Kong (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30
                                                                                     Finsbury Square, London, EC2A 1AG, United
                                                                                     Kingdom (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo
                                                                                     105-6025, Japan (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt,
                                                                                     Germany 60313 (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins
                                                                                     Street, Level 26, Melbourne Vic 3000,
                                                                                     Australia (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       85

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap                  Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Core Equity Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1184 (Investment
                                                                                     Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario,
                                                                                     Canada M2N 6X7 (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.),
                                                                                     Inc., One Midtown Plaza, 1360 Peachtree
                                                                                     Street, N.E., Suite 100, Atlanta, GA
                                                                                     30309 (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One
                                                                                     Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036 (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor,
                                                                                     Three Pacific Place, 1 Queen's Road East,
                                                                                     Hong Kong (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30
                                                                                     Finsbury Square, London, EC2A 1AG, United
                                                                                     Kingdom (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo
                                                                                     105-6025, Japan (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt,
                                                                                     Germany 60313 (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins
                                                                                     Street, Level 26, Melbourne Vic 3000,
                                                                                     Australia (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
American Century VP               Class II       Seeks long-term growth with         American Century Investment Management,
Mid Cap Value Fund                               income as a secondary               Inc 4500 Main Street Kansas City, MO
                                                 objective                           64111-1816
------------------------------------------------------------------------------------------------------------------------------
American Century                  Class II       Long-term capital growth            American Century Investment Management,
VP Ultra(R) Fund                                                                     Inc. 4500 Main Street Kansas City, MO
                                                                                     64111-1816
------------------------------------------------------------------------------------------------------------------------------
American Century                  Class II       Seeks long-term capital growth      American Century Investment Management,
VP Value Fund                                    with income as a secondary          Inc. 4500 Main Street Kansas City, MO
                                                 objective                           64111-1816
------------------------------------------------------------------------------------------------------------------------------
Dent Strategic Portfolio                         Long-term growth of capital         HS Dent Investment Management LLC
                                                                                     15310 Amberly Drive, Suite 165
                                                                                     Tampa, FL 33647
------------------------------------------------------------------------------------------------------------------------------

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                                       86

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology             Service        Capital appreciation                The Dreyfus Corporation
Growth Portfolio                                                                     200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                       Service        Long-term capital growth            The Dreyfus Corporation
International Value                                                                  200 Park Avenue
Portfolio                                                                            New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------
Franklin Income                   Class 2        Maximize income while maintaining   Franklin Advisers, Inc.
Securities Fund                                  prospects for capital               One Franklin Parkway
                                                 appreciation                        San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value          Class 2        Long-term total return              Franklin Advisory Services, LLC
Securities Fund                                                                      One Parker Plaza, Ninth Floor
                                                                                     Fort Lee, NJ 07024-2920
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton                Class 4        Seeks capital appreciation, with    Franklin Advisers, Inc.
VIP Founding Funds                               income as a secondary goal          One Franklin Parkway
Allocation                                                                           San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise            Service        Seeks long-term growth of capital   Janus Capital Management LLC
                                                                                     151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH                Service        Seeks long-term growth of capital   Janus Capital Management LLC
Risk-Managed Core                                                                    151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus                 Service        Seeks long-term growth of capital   Janus Capital Management LLC
Portfolio                                                                            151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners               Class II       Seeks capital appreciation          Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                                  620 Eighth Ave.
Growth Fund                                                                          New York, NY 10018
                                                                                     (Investment Adviser)

                                                                                     ClearBridge Advisors, LLC
                                                                                     620 Eighth Ave.
                                                                                     New York, NY 10018
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners               Class II       Seeks to maximize total return,     Legg Mason Partners Fund Advisor, LLC
Variable Global High                             consistent with the preservation    620 Eighth Ave.
Yield Bond Fund                                  of capital                          New York, NY 10018

                                                                                     Subadvisers:
                                                                                     Western Asset Management Company
                                                                                     385 East Colorado Boulevard
                                                                                     Pasadena, CA 91101

                                                                                     Western Asset Management Company Limited
                                                                                     10 Exchange Square
                                                                                     Primrose Street
                                                                                     London EC2A 2EN
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners               Class I        Seeks long-term growth of capital   Legg Mason Partners Fund Advisor, LLC
Variable Small Cap                                                                   620 Eighth Ave.
Growth Fund                                                                          New York, NY 10018
                                                                                     (Investment Adviser)

                                                                                     ClearBridge Advisors, LLC
                                                                                     620 Eighth Ave.
                                                                                     New York, NY 10018
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       87

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research               Service        To seek capital appreciation        Massachusetts Financial Services Company
International Series                                                                 500 Boylston Street
                                                                                     Boston, MA 02116-3741
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total                  Service        To seek total return                Massachusetts Financial Services Company
Return Series                                                                        500 Boylston Street
                                                                                     Boston, MA 02116-3741
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series       Service        To seek total return                Massachusetts Financial Services Company
                                                                                     500 Boylston Street
                                                                                     Boston, MA 02116-3741
------------------------------------------------------------------------------------------------------------------------------
Mutual Global Discovery           Class 2        Capital appreciation                Franklin Mutual Advisers, LLC
Securities Fund                                                                      101 John F. Kennedy Parkway
                                                                                     Short Hills, NJ 07078-2797

                                                                                     Franklin Templeton Investment
                                                                                     Management Limited
                                                                                     The Adelphi Building
                                                                                     1-11 John Adam Street
                                                                                     London WC2N 6HT
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT              Class S        Long-term growth of capital by      Neuberger Berman Management LLC
Socially Responsive                              investing primarily in securities   605 Third Avenue, 2nd Floor
                                                 of companies that meet the Fund's   New York, NY 10158-3698
                                                 financial criteria and social       (Investment Adviser)
                                                 policy
                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond             Service        The Fund seeks a high level of      OppenheimerFunds, Inc.
Fund/VA                                          current income as its primary       Two World Financial Center
                                                 goal. As a secondary goal, the      225 Liberty Street, 11th Floor
                                                 Fund seeks capital appreciation     New York, NY 10281
                                                 when consistent with its goal of
                                                 high current income. The Fund
                                                 invests mainly in investment
                                                 grade debt securities
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street           Service        This Fund invests in a              OppenheimerFunds, Inc.
Small Cap Fund(R)/VA                             well-diversified mix of smaller     Two World Financial Center
                                                 company stocks for capital          225 Liberty Street, 11th Floor
                                                 appreciation potential.             New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All                   Administrative   Maximum real return consistent      Pacific Investment Management Company LL
Asset Portfolio                                  with preservation of real capital   840 Newport Center Drive, Suite 100
                                                 and prudent investment management   Newport Beach, CA 92660-6398

------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                       Administrative   Maximum real return consistent      Pacific Investment Management Company LL
CommodityRealReturn                              with prudent investment             840 Newport Center Drive, Suite 100
Strategy Portfolio                               management                          Newport Beach, CA 92660-6398
------------------------------------------------ -----------------------------------------------------------------------------
PIMCO VIT Emerging                 Advisor       Seeks maximum total return,         Pacific Investment Management Company LL
Markets Bond Portfolio                           consistent with preservation of     840 Newport Center Drive, Suite 100
                                                 capital and prudent investment      Newport Beach, CA 92660-6398
                                                 management
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond          Administrative   Maximum total return, consistent    Pacific Investment Management Company LL
Portfolio                                        with preservation of capital and    840 Newport Center Drive, Suite 100
(U.S. Dollar-Hedged)                             prudent investment management       Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       88

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration          Administrative   Seeks maximum total return          Pacific Investment Management Company LLC
Portfolio                                        consistent with preservation of     840 Newport Center Drive, Suite 100
                                                 capital and prudent investment      Newport Beach, CA 92660-6398
                                                 management
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real                  Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Return Portfolio                                 with preservation of real capital   840 Newport Center Drive, Suite 100
                                                 and prudent investment management   Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small                    Advisor       Seeks total return which exceeds    Pacific Investment Management Company LLC
Cap StocksPLUS(R) TR                             that of the Russell 2000            840 Newport Center Drive, Suite 100
Portfolio                                                                            Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                   Investment     Long-term growth of capital         Royce & Associates, LLC
                                                                                     745 Fifth Avenue, Suite 2400
                                                                                     New York, NY 10151
------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                               Long-term growth of capital         Rydex Investments
Amerigo Fund                                     without regard to current income    9601 Blackwell Rd., Suite 500
                                                                                     Rockville, MD 20850-6478
                                                                                     (Investment Adviser)

                                                                                     CLS Investment Firm, LLC
                                                                                     4020 South 147th Street
                                                                                     Omaha, NE 68137-5401
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                               Current income and growth of        Rydex Investments
Clermont Fund                                    capital                             9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
                                                                                     (Investment Adviser)

                                                                                     CLS Investment Firm, LLC
                                                                                     4020 South 147th St.
                                                                                     Omaha, NE 68137
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Rydex VT All-Cap                                 Long-term capital appreciation      Rydex Investments
Opportunity                                                                          9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Alternative                             Investment returns with a low       Rydex Investments
Strategies Allocation                            correlation to the returns of       9601 Blackwell Road, Suite 500
                                                 traditional stocks and bonds.       Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                               The Essential Portfolio             Rydex Investments
Portfolio Aggressive                             Aggressive Fund's objective is to   9601 Blackwell Road, Suite 500
                                                 primarily seek growth of capital.   Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                               The Essential Portfolio             Rydex Investments
Portfolio Conservative                           Conservative Fund's objective is    9601 Blackwell Road, Suite 500
                                                 to primarily seek preservation of   Rockville, MD 20850-6478
                                                 capital and, secondarily, to
                                                 seek long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                               The Essential Portfolio Moderate    Rydex Investments
Portfolio Moderate                               Fund's objective is to primarily    9601 Blackwell Road, Suite 500
                                                 seek growth of capital and,         Rockville, MD 20850-6478
                                                 secondarily, to seek preservation
                                                 of capital.
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                           Seeks to provide capital            Rydex Investments
                                                 appreciation consistent with the    9601 Blackwell Road, Suite 500
                                                 return and risk characteristics     Rockville, MD 20850-6478
                                                 of the long/short hedge fund
                                                 universe.
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       89

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Rydex VT International                           Long-term capital appreciation      Rydex Investments
Opportunity                                                                          9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Managed Futures                         Seeks to provide investment         Rydex Investments
Strategy                                         results that match the              9601 Blackwell Road, Suite 500
                                                 performance of the Standard &       Rockville, MD 20850-6478
                                                 Poor's Diversified Trends
                                                 Indicator(R).
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap Core                          Long-term capital appreciation      Rydex Investments
Equity                                                                               9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Hedge                             Seeks to provide capital            Rydex Investments
Strategies                                       appreciation consistent with the    9601 Blackwell Road, Suite 500
                                                 return and risk characteristics     Rockville, MD 20850-6478
                                                 of the hedge fund universe.
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                                Long-term growth of capital         Security Investors, LLC
(SBL Equity)                                                                         One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series B                                Long-term growth of capital         Security Investors, LLC
(SBL Large Cap Value)                                                                One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series C                                As high a level of current income   Security Investors, LLC
(SBL Money Market)                               as is consistent with               One Security Benefit Place
                                                 preservation of capital by          Topeka, KS 66636-0001
                                                 investing in money market           (Investment Adviser)
                                                 securities with varying
                                                 maturities.
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                                Long-term growth of capital         Security Investors, LLC
(SBL Global)                                                                         One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Security Global Investors, LLC
                                                                                     801 Montgomery St., 2nd Floor
                                                                                     San Francisco, CA 94113-5164
                                                                                     (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series E                                Current income                      Security Investors, LLC
(SBL U.S. Intermediate                                                               One Security Benefit Place
Bond)                                                                                Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series H                                Outperform S&P 500 Index            Security Investors, LLC
(SBL Enhanced Index)                                                                 One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Northern Trust Investments, N.A.
                                                                                     50 LaSalle Street
                                                                                     Chicago, IL 60675
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series J                                Capital appreciation                Security Investors, LLC
(SBL Mid Cap Growth)                                                                 One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       90

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series N                                High level of total return          Security Investors, LLC
(SBL Managed Asset                                                                   One Security Benefit Place
Allocation)                                                                          Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
                                                                                     T.Rowe Price Associates, Inc.
                                                                                     100 East Pratt Street Baltimore, MD
                                                                                     21202-1090 (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series O                                Long-term growth of capital         Security Investors, LLC
(SBL All Cap Value)                                                                  One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series P                                High current income and capital     Security Investors, LLC
(SBL High Yield)                                 appreciation as a secondary         One Security Benefit Place
                                                 objective                           Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                                Capital growth                      Security Investors, LLC
(SBL Small Cap Value)                                                                One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series V                                Long-term growth of capital         Security Investors, LLC
(SBL Mid Cap Value)                                                                  One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series X                                Long-term growth of capital         Security Investors, LLC
(SBL Small Cap Growth)                                                               One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Y                                Long-term growth of capital         Security Investors, LLC
(SBL Select 25)                                                                      One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Z                                Long-term growth of capital         Security Investors, LLC
(SBL Alpha Opportunity)                                                              One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Security Global Investors, LLC
                                                                                     801 Montgomery St., 2nd Floor
                                                                                     San Francisco, CA 94113-5164
                                                                                     (Sub-Adviser)

                                                                                     Mainstream Investment Advisers, LLC
                                                                                     101 West Spring Street, Suite 401
                                                                                     New Albany, IN 47150-3610
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock           Class II       Capital growth and income through   Van Kampen Asset Management
Portfolio                                        investments in equity securities,   522 Fifth Avenue
                                                 including common stocks,            New York, NY 10036
                                                 preferred stocks and securities
                                                 convertible into common and
                                                 preferred stocks
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       91

--------------------------------------------------------------------------------

                                SHARE CLASS
UNDERLYING FUND                (IF APPLICABLE)   INVESTMENT OBJECTIVE                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                    Class II       High current return consistent      Van Kampen Asset Management
Government Portfolio                             with preservation of capital        522 Fifth Avenue
                                                                                     New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging           Class II       Seeks long-term capital             Morgan Stanley Investment Management Inc.
Markets Equity Portfolio                         appreciation by investing           522 Fifth Avenue
                                                 primarily in growth-oriented        New York, NY 10036
                                                 equity securities of issuers in
                                                 emerging market countries.
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity             Class II       Capital appreciation and current    Morgan Stanley Investment Management Inc.
and Income Portfolio                             income                              522 Fifth Avenue
                                                                                     New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       92

--------------------------------------------------------------------------------

                        AEA VALUEBUILDER VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AEA Valuebuilder Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
AEA 320A (R5-09)                                                     27-03207-01

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6


--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.95%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.95%
                                                    ----
Excess Charge on an Annual Basis...........         0.10%
----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of                 $10.00
   Valuation Date before Record Date...
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              ----------
Net Dividend Amount....................       $   120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.


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                                        3

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After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2009 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


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                                        4

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PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.65%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge. Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and the account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008 appearing in this Statement of Additional

--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------

Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2500, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for the specified periods ended December 31, 2008 are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                        6

--------------------------------------------------------------------------------
                       ADVANCEDESIGNS(R) VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009



                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvanceDesigns Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
6918A (R5-09)                                                        32-69186-01

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3
   Administrative Services for Certain Owners................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b)...............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  6

FINANCIAL STATEMENTS.........................................................  6

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                                       2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


ADMINISTRATIVE SERVICES FOR CERTAIN OWNERS -- The Company and Security Distributors, Inc. have entered into an agreement with PlanMember Services Corporation ("PlanMember Services"), a transfer agent registered with the Securities and Exchange Commission ("SEC"). Under the agreement, PlanMember Services provides certain services to Owners who have engaged PlanMember Securities Corporation in connection with their Contract ("PlanMember Owners"). PlanMember Securities Corporation, an affiliate of PlanMember Services, is registered with the SEC as a broker-dealer and an investment adviser. PlanMember Services provides a call center that is staffed to answer PlanMember Owners' questions about their accounts, including questions about the portfolio model provided by PlanMember Securities and any pending portfolio model transactions. PlanMember Services also performs certain account recordkeeping services and administrative functions associated with PlanMember Owner account transfers, account rebalancing, and purchases and redemptions through FundServ/NSCC. PlanMember Services prepares and mails quarterly account statements to PlanMember Owners. During 2008, 2007, and 2006, the Company paid PlanMember Services $569,541.66, $558,675.58, and $397,622.15 respectively. These amounts are calculated as a percentage of the average Contract Value of the Contracts owned by PlanMember Owners.


METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 1.20%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------------------
Mortality and Expense Risk Charge..........         1.30%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   1.20%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

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                                       3

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Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              ----------
Net Dividend Amount....................       $   120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2009 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.05%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - AdvanceDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2500, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - AdvanceDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements are set forth herein following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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                                       6

--------------------------------------------------------------------------------

                        NEA VALUEBUILDER VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
NEA 191A (R5-09)                                                     28-01910-01

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA...........................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  6

FINANCIAL STATEMENTS.........................................................  6


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                                       2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.


The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2008 in the amount of approximately $14,450. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.


METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.75%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.75%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    X       5,000
                                              ----------
Net Dividend Amount....................       $   120.75
-----------------------------------------------------------


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                                       3

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The net dividend amount would be reinvested on the Reinvestment Date in
Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2009 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

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                                       4

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Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of SBL Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements are set forth herein following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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                                       6

--------------------------------------------------------------------------------

                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
6919A (R5-09)                                                        32-69197-01

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                                        2

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders, other than the Bonus Match Rider, (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.75%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.75%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              ----------
Net Dividend Amount....................       $   120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

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                                       3

--------------------------------------------------------------------------------

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2009 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) - Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.



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                                       4

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PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2008 and for each of the specified periods ended December 31, 2008, or for portions of


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                                       5

--------------------------------------------------------------------------------

such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2008 and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                        SECUREDESIGNS(R) VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
V6917A (R5-09)                                                       32-69179-01

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6


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                                       2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------------------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              ----------
Net Dividend Amount....................       $   120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly

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                                       3

--------------------------------------------------------------------------------

dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2009. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

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                                       4

--------------------------------------------------------------------------------

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) maximum mortality and expense risk and optional Rider charges of 2.85%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges. and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2500, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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                                       5

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                       6

                CONSOLIDATED FINANCIAL STATEMENTS

                Security Benefit Life Insurance Company and Subsidiaries (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company)
                Years Ended December 31, 2008, 2007, and 2006
                With Report of Independent Registered Public
                Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2008, 2007, and 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets ................................................   2
Consolidated Statements of Operations ......................................   4
Consolidated Statements of Changes in Stockholder's Equity .................   5
Consolidated Statements of Cash Flows ......................................   6
Notes to Consolidated Financial Statements .................................   8

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    1200 Main Street, Suite 2500
                                                    Kansas City, Missouri 64105

                                                    Tel: 816 474 5200
                                                    www.ey.com

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

April 20, 2009

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                            DECEMBER 31
                                                        2008           2007
                                                    ----------------------------
                                                          (In Thousands)
ASSETS
Investments:
   Securities available-for-sale:
      Bonds                                         $  2,901,807   $  3,902,876
      Equity securities                                   82,252         98,379
   Notes receivable from affiliate                       740,239         40,000
   Bonds held-to-maturity                                 26,108         30,461
   Mutual funds                                                -         12,912
   Officer mortgage loans                                 12,642              -
   Policy loans                                          121,838        124,794
   Cash and cash equivalents                             211,333         99,915
   Short-term investments                                      -        536,296
   Other invested assets                                  42,690         66,875
                                                    ----------------------------
Total investments                                      4,138,909      4,912,508

Accrued investment income                                 32,696         39,105
Collateral held for securities lending                    50,586        105,270
Accounts receivable                                       28,549         61,159
Income taxes receivable                                      773              -
Deferred income taxes                                     16,079              -
Reinsurance recoverable                                  519,746        494,414
Property and equipment, net                               53,594         59,448
Deferred policy acquisition costs                        377,361        354,692
Deferred sales inducement costs                           97,778        118,887
Goodwill and other intangible assets                           -          3,156
Other assets                                              49,915        107,380
Separate account assets                                4,507,767      6,939,072
                                                    ----------------------------
Total assets                                        $  9,873,753   $ 13,195,091
                                                    ============================

                                                            DECEMBER 31
                                                         2008          2007
                                                    ----------------------------
                                                           (In Thousands,
                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Bonds                                            $  4,921,541   $  5,308,171
   Policy and contract claims                              4,058          4,165
   Other policyholder funds                               17,781         18,093
   Accounts payable and accrued expenses                  63,926         27,756
   Income taxes payable                                        -          4,060
   Deferred income tax liability                               -         50,933
   Long-term debt                                        150,000        150,000
   Mortgage debt                                          40,549         42,334
   Securities lending obligation                          50,586        105,270
   Other liabilities                                      19,524         30,036
   Separate account liabilities                        4,507,767      6,939,072
                                                    ----------------------------
Total liabilities                                      9,775,732     12,679,890

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding           7,000          7,000
   Additional paid-in capital                             87,627         66,936
   Accumulated other comprehensive loss                 (189,591)      (198,321)
   Retained earnings                                     192,985        639,586
                                                    ----------------------------
Total stockholder's equity                                98,021        515,201

                                                    ----------------------------
Total liabilities and stockholder's equity          $  9,873,753   $ 13,195,091
                                                    ============================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Operations

                                                           YEAR ENDED DECEMBER 31
                                                     2008           2007           2006
                                                 -------------------------------------------
                                                               (In Thousands)
Revenues:
   Insurance premiums and other considerations   $      3,887   $      8,047   $      7,689
   Asset-based fees                                   211,546        168,107        156,151
   Bonds                                               54,278         42,997         41,023
   Net investment income                              259,436        282,335        268,961
   Net realized/unrealized gains (losses)            (411,469)       (14,350)         2,542
   Transfer fee income                                 24,551          4,040          4,014
   Third-party administrative income                   13,593         11,217              -
   Other revenues                                      52,243         37,459         21,840
                                                 -------------------------------------------
Total revenues                                        208,065        539,852        502,220

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances           168,408        204,983        199,383
      Benefits in excess of account balances            9,207         31,607         34,130
   Traditional life insurance benefits                 (1,088)           313           (704)
   Other benefits                                      86,724          2,694         (4,077)
                                                 -------------------------------------------
   Total benefits                                     263,251        239,597        228,732

   Commissions and other operating expenses           261,826        164,904        131,624
   Amortization of deferred policy acquisition
      costs                                            99,805         76,313         59,136
   Interest expense                                    16,818         15,670         14,862
   Other expenses                                       3,792          9,809          9,887
                                                 -------------------------------------------
Total benefits and expenses                           645,492        506,293        444,241
                                                 -------------------------------------------

Income before income tax expense (benefit)           (437,427)        33,559         57,979
Income tax expense (benefit)                          (14,040)        (5,736)        10,674
                                                 -------------------------------------------
Net income (loss)                                $   (423,387)  $     39,295   $     47,305
                                                 ===========================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          ACCUMULATED
                                                           ADDITIONAL        OTHER
                                              COMMON        PAID-IN      COMPREHENSIVE     RETAINED
                                               STOCK        CAPITAL      INCOME (LOSS)     EARNINGS         TOTAL
                                           --------------------------------------------------------------------------
                                                                           (In Thousands)
Bonds                                      $      7,000   $     43,631   $      (2,963)  $    645,519   $    693,187
   Change in reporting entity (Note 1)                -         19,305               -         (4,506)        14,799
   Capital contribution from parent                   -          3,000               -              -          3,000
   Comprehensive income:
      Net income                                      -              -               -         47,305         47,305
      Other comprehensive loss, net                   -              -         (18,968)             -        (18,968)
                                                                                                        ------------
   Comprehensive income                                                                                       28,337
   Dividends paid                                     -              -               -        (40,000)       (40,000)
                                           --------------------------------------------------------------------------
Balance at December 31, 2006                      7,000         65,936         (21,931)       648,318        699,323
   Capital contribution from parent                   -          1,000               -              -          1,000
   Change in accounting for income taxes              -              -               -         (1,327)        (1,327)
   Comprehensive loss:
      Net income                                      -              -               -         39,295         39,295
      Other comprehensive loss, net                   -              -        (176,390)             -       (176,390)
                                                                                                        ------------
   Comprehensive loss                                                                                       (137,095)
   Dividends paid                                     -              -               -        (46,700)       (46,700)
                                           --------------------------------------------------------------------------
Balance at December 31, 2007                      7,000         66,936        (198,321)       639,586        515,201
   Capital contribution from parent                   -         22,691               -              -         22,691
   Return of capital to SBC                           -         (2,000)              -              -         (2,000)
   Comprehensive loss:
      Net loss                                        -              -               -       (423,387)      (423,387)
      Other comprehensive income, net                 -              -           8,730           (414)         8,316
                                                                                                        ------------
   Comprehensive loss                                                                                       (415,071)
   Dividends paid                                     -              -               -        (22,800)       (22,800)
                                           --------------------------------------------------------------------------
Balance at December 31, 2008               $      7,000   $     87,627   $    (189,591)  $    192,985   $     98,021
                                           ==========================================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                           YEAR ENDED DECEMBER 31
                                                                    2008            2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                               $   (423,387)   $     39,295    $     47,305
   Adjustments to reconcile net income (loss) to net cash and
      Bonds
      Net realized/unrealized capital (gains) losses                 411,469          14,350          (2,542)
      Depreciation and amortization                                   13,717           4,762           4,681
      Amortization of investment premiums and discounts                1,879          (1,997)         10,137
      Annuity and interest-sensitive life products -
         interest credited to account balances                       168,408         204,983         199,383
      Policy acquisition costs deferred                              (45,710)        (82,216)        (87,796)
      Amortization of deferred policy acquisition costs               99,805          76,313          59,136
      Sales inducement costs deferred                                 (5,070)        (32,978)        (36,838)
      Amortization of sales inducement costs                          26,179          17,185          13,234
      Net sales of mutual funds, trading                              16,230               -           9,018
      Other changes in operating assets and liabilities               80,734         (64,505)          4,634
                                                                ---------------------------------------------
Net cash and cash equivalents provided by operating
   activities                                                        344,254         175,192         220,352

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                          572,416         958,728         524,353
   Equity securities available-for-sale                               16,236          82,054           2,815
   Bonds held-to-maturity                                              4,331           3,585           3,332
   Mutual funds, other than trading                                        -               -          35,270
   Other invested assets                                              65,669          45,138           2,890
                                                                ---------------------------------------------
                                                                     658,652       1,089,505         568,660
Acquisitions of investments:
   Bonds available-for-sale                                          (80,945)       (330,821)       (515,608)
   Equity securities available-for-sale                              (14,841)        (17,612)        (14,654)
   Mutual funds, other than trading                                        -               -            (793)
   Note receivable                                                  (250,000)              -               -
   Other invested assets                                             (56,674)        (11,907)        (24,537)
                                                                ---------------------------------------------
                                                                    (402,460)       (360,340)       (555,592)

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                           YEAR ENDED DECEMBER 31
                                                                     2008           2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
Net sales (purchases) of property and equipment                 $        288    $     (3,748)   $     (1,636)
Net purchases of goodwill and intangible assets                            -          (3,176)              -
Net sales (purchases) of short-term investments                      537,803        (520,480)        (33,582)
Net (increase) decrease in policy loans                                2,956           1,200          (5,532)
Purchase of subsidiary, net of cash acquired                        (428,640)              -               -
Sale of subsidiaries, net of cash transferred                        (44,125)              -               -
                                                                ---------------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activites                                               324,474         202,961         (27,682)

FINANCING ACTIVITIES
Payments on mortgage debt                                             (1,785)         (1,670)         (1,562)
Capital contribution from parent                                      10,000           1,000           3,000
Dividends paid                                                       (22,800)        (46,700)        (40,000)
Distribution to minority interest owner in excess of earnings        (12,751)              -               -
Distribution to parent                                                (2,000)              -               -
Proceeds from business owned life insurance loan                      56,000               -               -
Cash received on reinsurance of block of business                          -         105,083               -
Deposits to annuity account balances                                 183,122         607,083         554,400
Withdrawals from annuity account balances                           (767,096)     (1,021,142)       (727,941)
                                                                ---------------------------------------------
Net cash and cash equivalents used in financing activities          (557,310)       (356,346)       (212,103)
                                                                ---------------------------------------------

Increase (decrease) in cash and cash equivalents                     111,418          21,807         (19,433)
Cash and cash equivalents at beginning of year                        99,915          78,108          97,541
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                        $    211,333    $     99,915    $     78,108
                                                                =============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (recovered) during the year for:
   Interest                                                     $     16,636    $     15,584    $     14,846
                                                                =============================================

   Income taxes                                                 $      4,243    $     (1,918)   $     (3,698)
                                                                =============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2008

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products. The Company's subsidiary, Security Distributors, Inc. (SDI) is registered as a broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

On January 17, 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC (RHLLC) and its subsidiaries, PADCO Advisors, Inc., PADCO Advisors II, Inc. and subsidiaries, Rydex Fund Services, Inc., and Rydex Distributors, Inc. (see Note 10). RHLLC, Security Global Investors (SGI), and the Company's 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008, include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC, as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. The balance sheet as of December 31, 2008, does not include balances associated with the divested subsidiaries. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008. Significant intercompany accounts and transactions have been eliminated in consolidation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The consolidated financial statements for the periods ended December 31, 2007 and December 31, 2006, include the operations and accounts of the Company and its subsidiaries, SI, SGI (see Note 10), and SDI. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $1,593,000 and $362,000 and $241,000 in the net income and members' equity of SI are included in consolidated other expenses and other liabilities for the years ended December 31, 2007 and 2006, respectively.

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducement costs, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred tax assets and liabilities. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. SFAS No. 157 also establishes a fair value hierarchy that gives highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs and requires fair value measurements to be separately disclosed by level within the hierarchy. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company adopted SFAS No. 157 as of January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 was effective January 1, 2008, for the Company. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

In May 2008, the FASB issued SFAS No. 162, The Heirarchy of Generally Accepted Acccounting Principles. SFAS No. 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. This statement was effective 60 days following September 16, 2008, the date of the SEC's approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, The Meaning of Present Fairly in Conformity of Generally Accepted Accounting Principles. The Company adopted SFAS No. 162 in 2008, and it did not have a material impact on the financial statements.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 and emphasizes that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments. FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure requirements of other-than-temporary impairments on

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

debt and equity securities. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. FSP FAS 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/ unrealized capital gains (losses) in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $42.4 million and $35.2 million at December 31, 2008 and 2007, respectively. During 2008, 2007, and 2006, the Company included $4.3 million, $2.0 million, and $4.8 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for 2009, 11.5% for the years 2010 through 2012, and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED SELLING COMMISSIONS

The Company defers certain costs, principally sales commissions, paid to broker/dealers in connection with the sale of certain shares of affiliated mutual funds and variable annuity products with distribution fees and contingent deferred sales charges or redemptions fees. These deferred costs are amortized based on the revenue stream of contingent deferred sales charges or redemption fees and distribution fees and are included in deferred policy acquisition costs in the consolidated balance sheets.

GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                      2008              2007
                                                  ------------------------------
                                                          (In Thousands)

Land                                              $        450      $        450
Land improvements                                          539               539
Data processing equipment                                  417               515
Computer software                                       18,912            19,607
Other                                                      617               540
Building                                                53,455            54,978
Furniture                                                7,450             7,394
                                                  ------------------------------
                                                        81,840            84,023
Less accumulated depreciation                           28,246            24,575
                                                  ------------------------------
                                                  $     53,594      $     59,448
                                                  ==============================

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from the FHLB at December 31, 2008, related to the noncancelable portion of the lease are $955,000 annually for years 2009 through 2013 and $3,264,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $26,500,000 and $78,350,000 at December 31, 2008 and 2007, respectively, with the change in value of $4,083,000, $4,261,000, and $3,390,000 for 2008, 2007, and 2006, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy with an outstanding principal loan amount as of December 31, 2008 of $55,819,000. Interest expense of $1,947,000 related to the policy loan was paid in 2008. The

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

loan has a variable interest rate that is reset annually at the policy anniversary date of November 21, which was 6.42% as of November 21, 2008. The Company has discretion as to whether or not to make interest and principal payments as long as earnings from the net policy value are sufficient to pay policy loan interest and cost of insurance charges under the policy.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2% to 10% during 2008, from 2.8% to 10% during 2007, and from 2.75% to 15% during 2006.

Policy reserves and annuity account values also include funding agreements of $1,345,486,466 and $1,523,333,096 at December 31, 2008 and 2007, respectively, classified as life-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions exist.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company provides transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company receives fees for these services based on an annual percentage of average daily net assets of these funds. These revenues are recognized as services are provided.

Revenue from third-party administration of financial services products is recorded as services are performed. Revenue on conversion contracts, which are short term in nature, is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2008 or 2007.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

CORPORATE REORGANIZATION

The financial statements for the years ended December 31, 2007 and 2006, include the accounts and operations of SDI in accordance with SFAS No. 141, Business Combinations. SDI was contributed to SBL from SBC on December 31, 2008 (see Note
16). Under SFAS No. 141, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented. The effect of this change on 2006 net income and stockholder's equity was a decrease of $17,000 and an increase of $17,782,000, respectively. The effect of this change on 2007 net income and stockholder's equity was an increase of $83,000 and $18,865,000, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2008 and 2007, is as follows:

                                                         DECEMBER 31, 2008
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $       24,097    $       1,692    $        32  $       25,757
   Corporate securities                 1,264,682            7,525        161,551       1,110,656
   Mortgage-backed securities           1,537,097           28,606         43,877       1,521,826
   Asset-backed securities                429,623               75        186,130         243,568
                                   ---------------------------------------------------------------
Total bonds                        $    3,255,499    $      37,898    $   391,590  $    2,901,807
                                   ===============================================================

Equity securities                  $       92,028    $           5    $     9,781  $       82,252
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Corporate securities            $       26,108    $       1,772    $     2,561  $       25,319
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                         DECEMBER 31, 2007
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $      138,702    $         714    $       404  $      139,012
   Corporate securities                 2,191,264           19,017        225,425       1,984,856
   Mortgage-backed securities           1,665,952            7,190         15,984       1,657,158
   Asset-backed securities                147,767              640         26,557         121,850
                                   ---------------------------------------------------------------
Total bonds                        $    4,143,685    $      27,561    $   268,370  $    3,902,876
                                   ===============================================================

Equity securities                  $      100,840    $         591    $     3,052  $       98,379
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Obligations of states and
     political subdivisions        $        1,273    $           -    $        22  $        1,251
   Corporate securities                    29,188            1,942            139          30,991
                                   ---------------------------------------------------------------
Total bonds                        $       30,461    $       1,942    $       161  $       32,242
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------------------------------------------
                                            AMORTIZED          FAIR        AMORTIZED        FAIR
                                              COST            VALUE          COST          VALUE
                                          ----------------------------------------------------------
                                                               (In Thousands)
Due in one year or less                   $      43,284   $      39,463   $     2,393   $     2,394
Due after one year through five years           613,079         572,792         9,000         6,746
Due after 5 years through 10 years              259,261         231,104        14,715        16,179
Due after 10 years                              373,155         293,054             -             -
Mortgage-backed securities                    1,537,097       1,521,826             -             -
Asset-backed securities                         429,623         243,568             -             -
                                          ----------------------------------------------------------
                                          $   3,255,499   $   2,901,807   $    26,108   $    25,319
                                          ==========================================================

For fixed maturities and equity securities with unrealized losses as of December 31, 2008 and 2007, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                 DECEMBER 31, 2008
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS        TOTAL      TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
   available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $    4,759   $       32   $        -   $        -   $     4,759   $       32
   Corporate securities               421,630       43,736      460,265      117,815       881,895      161,551
   Mortgage-backed securities         191,301       23,987       82,367       19,890       273,668       43,877
   Asset-backed securities             22,662        2,663      377,054      183,467       399,716      186,130
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $  640,352   $   70,418   $  919,686   $  321,172   $ 1,560,038   $  391,590
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   23,123   $    9,781   $    23,123   $    9,781
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   10,181   $    2,267   $    2,645   $      294   $    12,826   $    2,561
                                   ==============================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                                 DECEMBER 31, 2007
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS         TOTAL     TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
  available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $        -   $        -   $   74,995   $      404   $    74,995   $       404
   Corporate securities               843,820      172,620      613,805       52,805     1,457,625       225,425
   Mortgage-backed securities         295,137        4,692      778,624       11,292     1,073,761        15,984
   Asset-backed securities             64,159       16,763       56,038        9,795       120,197        26,558
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $1,203,116   $  194,075   $1,523,462   $   74,296   $ 2,726,578   $   268,371
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   22,302   $    3,052   $    22,302   $     3,052
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   11,105   $      139   $    1,260   $       22   $    12,365   $       161
                                   ==============================================================================

As of December 31, 2008, the Company held $1,560.0 million in available-for-sale fixed maturity securities with unrealized losses of $391.6 million. The Company's portfolio consists of fixed maturity securities where 82% are investment grade (rated AAA through BBB-) with an average price of $81 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 135 securities with a carrying value of $640.4 million and unrealized losses of $70.4 million reflecting an average price of $90. Of this portfolio, 80% were investment grade (rated AAA through BBB-) at December 31, 2008. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 225 securities with a carrying value of $919.7 million and unrealized losses of $321.2 million. Of this portfolio, 83% were investment grade (rated AAA through BBB-) at December 31, 2008.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2008, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                                DECEMBER 31, 2008
                                     ----------------------------------------
                                      AMORTIZED     UNREALIZED    ESTIMATED
                                         COST          LOSS       FAIR VALUE
                                     ----------------------------------------
                                                 (In Thousands)
Less than 12 months:
   Corporate securities              $    13,512   $     4,585   $     8,927
   Asset-backed securities                67,844        12,472        55,372
   Equities                                  300             -           300
                                     ----------------------------------------
                                          81,656        17,057        64,599

Greater than 12 months:
   Corporate securities                    2,499         1,587           912
   Asset-backed securities                 1,630           528         1,102
                                     ----------------------------------------
                                           4,129         2,115         2,014
                                     ----------------------------------------
Total                                $    85,785   $    19,172   $    66,613
                                     ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The watch list includes 62 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 78% of book value. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008            2007          2006
                                     -------------------------------------------
                                                     (In Thousands)
Interest on bonds                    $    196,538   $    254,298   $    259,507
Dividends on equity securities              3,875          5,550          4,648
Dividends on mutual funds                     161          2,038          3,387
Interest on policy loans                    6,104          6,215          6,053
Interest on short-term investments          6,263         10,607          4,133
Other                                      54,896         12,014         (1,006)
                                     -------------------------------------------
Total investment income                   267,837        290,722        276,722

Less investment expenses                    8,401          8,387          7,761
                                     -------------------------------------------
Net investment income                $    259,436   $    282,335   $    268,961
                                     ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Proceeds from sales of bonds and equity securities available-for-sale and realized gains and losses on bonds for the years ended December 31, 2008, 2007, 2006, are as follows:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                     (In Thousands)
Proceeds from sales                                    $    256,385   $    726,782   $    285,955
Gross realized gains                                          2,524          7,536          3,604
Gross realized losses                                         7,917          3,996          2,030

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2008, 2007, and 2006, consist of the following:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                      (In Thousands)
Realized gains (losses):
   Bonds                                               $     (5,393)  $      3,540   $      1,574
   Mutual funds - trading                                       552              -              -
   Other invested assets                                       (473)             -              -
   Other                                                        (19)             -              3
                                                       -------------------------------------------
Total realized gains (losses)                                (5,333)         3,540          1,577

Impairments:
   Other-than-temporary impairment of
     available-for-sale bonds                              (387,958)       (20,345)             -
   Other-than-temporary impairment of
     available-for-sale equities                             (7,893)             -              -
   Rydex trade name impairment                               (7,300)             -              -
                                                       -------------------------------------------
Total impairments                                          (403,151)       (20,345)             -

Holding gains (losses):
   Mutual funds - other than trading                        (11,198)         2,240          1,883
                                                       -------------------------------------------
Total holding gains (losses)                                (11,198)         2,240          1,883
                                                       -------------------------------------------
                                                           (419,682)       (14,565)         3,460
Related impact on deferred policy acquisition costs           8,213            215           (918)
                                                       -------------------------------------------
Net realized/unrealized capital gains (losses)         $   (411,469)  $    (14,350)  $      2,542
                                                       ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

There were no outstanding agreements to sell securities at December 31, 2008 or 2007.

At December 31, 2008, the Company had securities pledged with market value of approximately $1.4 billion (unrealized losses of approximately $8.6 million) as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see Note 15).

At December 31, 2008, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $75 million and $112 million at December 31, 2008 and 2007, respectively.

During the years ended December 31, 2008, 2007, and 2006, the Company recognized a net loss of $1,202,000, net loss of $1,104,000, and net gain of $296,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2008, 2007, and 2006, the Company realized a gain of $38.5 million, a loss of $1.6 million, and a loss of $14.6 million, respectively, on these futures contracts that have been included in net investment income in the consolidated statements of operations. The Company held -0- and 817 futures contracts at December 31, 2008 and 2007, respectively. Effective October 2, 2008, the Company suspended the hedging program.

3. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the components of DAC for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Deferred policy acquisition costs                 $     405,203   $     380,236
Present value of future profits                          48,173          69,941
Unearned premium liability                              (82,230)       (103,335)
Selling commissions                                       6,215           7,850
                                                  ------------------------------
Balance at end of year                            $     377,361   $     354,692
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     380,236   $     380,863
   Cost deferred during the year                         44,504          80,528
   Amortized to expense during the year                 (96,300)        (65,148)
   Effect of realized losses on amortization of
     deferred policy acquisition costs                    8,213             215
   Effect of unrealized (gains) losses                   70,193         (15,679)
   Other                                                 (1,643)           (543)
                                                  ------------------------------
Balance at end of year                            $     405,203   $     380,236
                                                  ==============================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                      2008             2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $      69,941   $      82,744
   Imputed interest                                       4,569           5,378
   Amortization                                         (26,337)        (18,181)
                                                  ------------------------------
Balance at end of year                            $      48,173   $      69,941
                                                  ==============================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.5% and 16.2% of the December 31, 2008, deferred policy acquisition cost balance in each of the years 2009 through 2013. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the reinsurance transaction entered into in 2007 (see Note 7), the Company recorded an unearned premium liability that is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2008, is presented as follows:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $    (103,335)  $           -
   Unearned premium liability                                 -        (108,113)
   Amortization                                          21,105           4,778
                                                  ------------------------------
Balance at end of year                            $     (82,230)  $    (103,335)
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker/dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $       7,850   $       9,302
   Costs deferred during the year                         1,206           1,687
   Amortization                                          (2,841)         (3,139)
                                                  ------------------------------
Balance at end of year                            $       6,215   $       7,850
                                                  ==============================

4. DEFERRED SALES INDUCEMENTS

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     118,887   $     103,094
   Acquisition                                            5,070          32,978
   Amortization                                         (26,179)        (17,185)
                                                  ------------------------------
Balance at end of year                            $      97,778   $     118,887
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:

                                                              UNREALIZED
                                                            GAINS (LOSSES)    DERIVATIVE
                                                            ON AVAILABLE-    INSTRUMENTS
                                                               FOR-SALE         GAINS
                                                              SECURITIES       (LOSSES)        TOTAL
                                                            --------------------------------------------
                                                                           (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2006                                          $      (2,549)   $      (414)  $     (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities         (27,851)             -        (27,851)
       Gains reclassified into earnings from other
         comprehensive loss                                        (3,460)             -         (3,460)
       Effect on deferred policy acquisition costs                 10,836              -         10,836
       Change in deferred income taxes                              1,507              -          1,507
                                                            --------------------------------------------
     Total other comprehensive loss                               (18,968)             -        (18,968)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                              (21,517)          (414)       (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities        (216,163)             -       (216,163)
       Losses reclassified into earnings from other
         comprehensive loss                                        14,565              -         14,565
       Effect on deferred policy acquisition costs                (15,679)             -        (15,679)
       Change in deferred income taxes                             40,887              -         40,887
                                                            --------------------------------------------
     Total other comprehensive loss                              (176,390)             -       (176,390)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December  31, 2007                                            (197,907)          (414)      (198,321)
     Other comprehensive income:
       Unrealized losses on available-for-sale securities        (532,561)             -       (532,561)
       Losses reclassified into earnings from other
         comprehensive loss                                       412,363            414        412,777
       Effect on deferred policy acquisition costs                 70,193              -         70,193
       Change in deferred income taxes                             58,321              -         58,321
                                                            --------------------------------------------
     Total other comprehensive income                               8,316            414          8,730
                                                            --------------------------------------------
Accumulated other comprehensive loss at
  December 31, 2008                                         $    (189,591)   $         -   $   (189,591)
                                                            ============================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of 5 consecutive years during the last 10 years of service.

Effective July 31, 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. In addition, the Company provides a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined-benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match was increased to 100% of the first 5% of pay contributed by an employee. The RHLLC company match is 100% of the first 3% of pay. Company contributions to the profit-sharing and savings plan charged to operations were $7,046,000, $1,488,000, and $621,000 for 2008,
2007, and 2006, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS (CONTINUED)

Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $29,351,000, $8,246,000, and $8,104,000 for 2008, 2007, and 2006, respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

7. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008          2007           2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance assumed:
   Premiums received                $     35,612   $     41,164   $     48,068
                                    ===========================================
   Commissions paid                 $      3,335   $      3,412   $      3,769
                                    ===========================================
   Claims paid                      $      8,430   $      8,486   $      7,077
                                    ===========================================
   Surrenders paid                  $    141,146   $    210,590   $    232,485
                                    ===========================================

Principal reinsurance ceded transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows, impacted by the 2007 transfer of a block of deferred variable annuities business to another insurer:

                                        2008            2007          2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance ceded:
   Premiums paid                    $     50,444   $     75,378   $     35,317
                                    ===========================================
   Commissions received             $      5,449   $      3,272   $      3,028
                                    ===========================================
   Claim recoveries                 $     38,139   $     20,629   $     21,725
                                    ===========================================
   Surrenders recovered             $    181,701   $     58,888   $     13,283
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE (CONTINUED)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2008 and 2007, the Company has receivables totaling $519,746,000 and $494,414,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2008 and 2007, was $3.6 billion and $3.9 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million and a separate account accrued expense allowance of $78.9 million, reduced by other related items of $6.1 million, for a total unearned premium liability of $108.1 million. This liability has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $20.7 million and $3.5 million for general account liabilities reinsured at December 31, 2008 and 2007, respectively, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $47.6 million and $10.3 million at December 31, 2008 and 2007, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

      o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2008                                      2007
                    ----------------------------------------------------------------------------------
                                                  WEIGHTED                                 WEIGHTED
                      ACCOUNT      NET AMOUNT     AVERAGE        ACCOUNT    NET AMOUNT     AVERAGE
                       VALUE        AT RISK     ATTAINED AGE      VALUE       AT RISK    ATTAINED AGE
                    ----------------------------------------------------------------------------------
                                                  (Dollars in Millions)
Return of premium   $     1,824   $       355        62        $    2,490   $        6        61
Reset                       111            31        54               176            1        53
Roll-up                     458           203        60               667           13        59
Step-up                   3,023           656        63             4,400           64        62
Combo                       164            85        66               249           14        66
                    -------------------------                  -----------------------
Subtotal                  5,580         1,330        62             7,982           98        61

Enhanced                      -            28        66                 -            7        66
                    -------------------------                  -----------------------
Total GMDB          $     5,580   $     1,358        61        $    7,982   $      105        61
                    =========================                  =======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $20,802,000 and $5,019,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $2,802,000 and $370,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2008:

      o Data used was based on a combination of historical numbers and future projections involving five hundred stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 8.5%.

      o     Long-term equity volatility of 18%.

      o     Long-term bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

      o     FAS 157 adjustments to above:

            - Current level volatility surface (3 months - 5 years) of 38% in year 1 graded to 22% at year 30 and graded to long-term average of 18% at end of projection (year 60).

            - Discount rate used is option adjusted swap spread of a risk adjusted Merrill Lynch Insurance Index added to current swap curve.

            -     Policyholder lapse rates set to 90% of the above rates.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2008                                    $        5,477
   Additions based on tax positions related to current year          264,458
   Additions based upon prior year changes                             2,431
   Reductions as a result of a lapse of the applicable
     statute of limitations                                                -
                                                              --------------
Balance at December 31, 2008                                  $      272,366
                                                              ==============

As of December 31, 2008, the Company has $272.4 million of gross unrecognized tax benefits. If recognized, approximately $1.6 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $165,000 for the year ended December 31, 2008, and recorded a liability at December 31, 2008, of $327,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Income tax expense (benefit) consists of the following for the years ended December 31, 2008, 2007, and 2006:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                (In Thousands)
Current                                          $    (2,176)  $     4,603   $    (3,087)
Deferred                                             (11,864)      (10,339)       13,761
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                 (In Thousands)
Federal income tax expense computed at
   statutory rate                                $  (149,889)  $    11,775   $    20,150
Increases (decreases) in taxes resulting from:
     Valuation allowance                             143,165             -             -
     Dividends received deduction                     (6,061)      (12,019)       (5,877)
     Credits                                          (1,126)       (1,959)       (2,915)
     Other                                              (129)       (3,533)         (684)
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

Credits primarily result from low-income housing tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                             DECEMBER 31
                                                          2008          2007
                                                      --------------------------
                                                             (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $    35,102   $    50,355
   Net operating loss                                      14,584             -
   Deferred loss on investments                           143,542         1,504
   Deferred gain on life coinsurance agreement              1,972         2,457
   Net unrealized capital loss on investments             124,329        90,011
   Other                                                    7,266         4,709
                                                      --------------------------
Total deferred income tax assets                          326,795       149,036
Valuation allowance                                      (143,165)      (40,819)
                                                      --------------------------
Net deferred income tax assets                            183,630       108,217

Deferred income tax liabilities:
   Deferred policy acquisition costs                      149,359       144,399
   Depreciation                                             1,994         2,540
   Deferred gain on investments                             4,381             -
   Other                                                   11,817        12,211
                                                      --------------------------
Total deferred income tax liabilities                     167,551       159,150
                                                      --------------------------
Net deferred income tax asset (liability)             $    16,079   $   (50,933)
                                                      ==========================

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2008, the Company recorded a $143.2 million valuation allowance on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. At December 31, 2007, the Company recorded a $40.8 million valuation allowance on unrealized capital losses. The Company believes a valuation allowance is no longer required on unrealized losses. The net operating loss will expire in 2023. Based on the review of all available evidence, the Company believes that the deferred tax asset associated with this net operating loss will be utilized.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2008, the Company recorded a benefit of approximately $6.1 million related to the current year's separate account DRD.

10. BUSINESS COMBINATIONS

On June 15, 2007, the Company's subsidiary SGI, acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provided the Company global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                              $        1,314
Fixed and other assets                                                  38
Intangible assets subject to amortization:
   Noncompetition agreements                                           280
Goodwill not subject to amortization                                 3,341
                                                            --------------
                                                                     4,973
Current liabilities                                                  1,508
                                                            --------------
Net assets acquired                                         $        3,465
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over seven years. Goodwill and intangible assets are deductible for income tax purposes.

On January 17, 2008, the Company and its parent SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. RHLLC also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, RHLLC offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques that allow RHLLC to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. The businesses of the Company and RHLLC are closely related and afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of RHLLC was determined based upon an independent

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

appraisal that considered market multiples for similar entities, similar recent transactions, and other relevant factors. The aggregate purchase price was $751.6 million with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million). SBL's portion totaled $461.7 million.

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):

Cash and cash equivalents                                   $       33,527
Other current assets                                                12,122
Fixed and other assets                                               6,169
Intangible assets not subject to amortization:
   Management contracts                                            328,000
   Trade name                                                      205,500
Intangible assets subject to amortization:
   Processes and technology                                         39,800
   Noncompetition agreements                                        19,600
Goodwill not subject to amortization                               139,663
                                                            --------------
                                                                   784,381
Current liabilities                                                 20,713
                                                            --------------
Net assets acquired                                         $      763,668
                                                            ==============

The weighted average amortization period is 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization are deductible for income tax purposes.

On January 7, 2008, the Company's subsidiary, SI, acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. At the time of acquisition, the team managed approximately $475 million in assets for institutional and retail clients. The acquisition was completed to enhance the Company's asset management expertise in the area of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000, and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note
16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

Intangible assets subject to amortization:
   Noncompetition agreements                                $          228
Goodwill not subject to amortization                                 1,209
                                                            --------------
                                                                     1,437
Current liabilities                                                    937
                                                            --------------
Net assets acquired                                         $          500
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over five years. The goodwill and intangible assets are deductible for income tax purposes.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                      OTHER
                                                    INTANGIBLE
                                      GOODWILL        ASSETS          TOTAL
                                    -------------------------------------------
                                                  (In Thousands)

Balance at January 1, 2007          $          -   $          -   $          -
   Acquisition                             2,896            280          3,176
   Amortization                                -            (20)           (20)
                                    -------------------------------------------
Balance at December 31, 2007               2,896            260          3,156
   Acquisitions                          141,317        593,128        734,445
   Amortization                                -         (7,625)        (7,625)
   Impairment                                  -         (7,300)        (7,300)
   Sale of subsidiaries to SBC          (144,213)      (578,463)      (722,676)
                                    -------------------------------------------
Balance at December 31, 2008        $          -   $          -   $          -
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. GOODWILL AND OTHER INTANGIBLE ASSETS (CONTINUED)

Impairment of goodwill and intangibles is evaluated annually. During 2008, an impairment of $7.3 million was recognized for the trade name intangible acquired as part of the RHLLC acquisition. The fair value of the trade name was determined based on discounted future cash flows.

12. CONDENSED FAIR VALUE INFORMATION

FAIR VALUES HIERARCHY

In accordance with SFAS No. 157, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. The levels are as follows:

LEVEL 1 - Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Our Level 1 assets include cash and cash equivalents and separate account assets.

LEVEL 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Our Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

LEVEL 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Our Level 3 assets include private placements, structured products and certain debt securities and asset-backed securities priced using broker quotes or other methods that utilized unobservable inputs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

DETERMINATION OF FAIR VALUE

Under SFAS No. 157, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in SFAS No. 157.

The following table presents categories reported at fair value on a recurring basis for the period ending December 31.

                                                            2008
                                 ------------------------------------------------------------
                                                         FAIR VALUE HIERARCHY LEVEL
                                                 --------------------------------------------
                                   FAIR VALUE       LEVEL 1         LEVEL 2        LEVEL 3
                                 ------------------------------------------------------------
                                                        (In Thousands)
Assets:
   Cash and cash equivalents     $     211,333   $     211,333   $          -   $          -
   Bonds                             2,901,807               -      2,499,827        401,980
   Equity securities
     available-for-sale                 82,252               -         14,121         68,131
   Separate account assets           4,507,767       4,507,767              -              -
                                 ------------------------------------------------------------
Total                            $   7,703,159   $   4,719,100   $  2,513,948   $    470,111
                                 ============================================================

Liabilities:
   Interest rate swaps           $       5,796   $           -   $          -   $      5,796
                                 ------------------------------------------------------------
Total                            $       5,796   $           -   $          -   $      5,796
                                 ============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2008, are as follows:

                                         TOTAL REALIZED/UNREALIZED                                                CHANGE IN
                                             GAINS AND LOSSES                                                     UNREALIZED
                                        ---------------------------                                                 GAINS
                                                       INCLUDED IN     PURCHASES,                                (LOSSES) IN
                            BALANCE,      INCLUDED        OTHER        ISSUANCES,                  BALANCE,        NET LOSS
                           JANUARY 1,        IN       COMPREHENSIVE    SALES, AND                DECEMBER 31,   FOR POSITIONS
                              2008        NET LOSS       INCOME       SETTLEMENTS    TRANSFERS       2008         STILL HELD
                           ---------------------------------------------------------------------------------------------------
                                                                     (In Thousands)
Assets:
   Bonds                   $  880,800   $  (377,867)  $       9,552   $  (115,760)  $    5,255   $    401,980   $    (206,835)
   Equities                    84,888        (5,400)         (4,256)       (7,101)           -         68,131          (4,127)
   Mutual funds                12,912             -               -             -      (12,912)             -               -
                           ---------------------------------------------------------------------------------------------------
Total assets               $  978,600   $  (383,267)  $       5,296   $  (122,861)  $   (7,657)  $    470,111   $    (210,962)
                           ===================================================================================================

Liabilities:
   Interest rate swaps     $    2,561   $     1,202   $           -   $     2,033   $        -   $      5,796   $           -
                           ===================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities for investment-type contracts are estimated using the actuarial appraisal method such that the fair value is the present value of future statutory profits the assuming company is expected to realize from the business. The profits are discounted at a rate reflecting the risk free rate and nonperformance risk.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  ----------------------------------------------------------------
                                     CARRYING          FAIR           CARRYING          FAIR
                                      AMOUNT           VALUE           AMOUNT           VALUE
                                  ----------------------------------------------------------------
                                                          (In Thousands)
Cash and cash equivalents         $      211,333   $     211,333   $      99,915   $       99,915
Bonds (Note 2)                         2,927,915       2,927,126       3,933,337        3,935,118
Equity securities (Note 2)                82,252          82,252          98,379           98,379
Notes receivable from affiliate          740,239         756,100          40,000           40,000
Mutual funds                                   -               -          12,912           12,912
Mortgage loans                            12,642          12,642               -                -
Policy loans                             121,838         122,372         124,794          125,363
Business owned life insurance             26,500          26,500          78,350           78,350
Separate account assets                4,507,767       4,507,767       6,939,072        6,939,072
Supplementary contracts
   without life contingencies            (11,681)        (13,273)        (15,064)         (17,591)
Individual and group annuities        (4,206,905)     (4,075,868)     (4,546,544)      (4,333,465)
Long-term debt                          (150,000)        (51,412)       (150,000)        (160,211)
Mortgage debt                            (40,549)        (47,403)        (42,334)         (44,930)
Interest rate swaps                       (5,796)         (5,796)         (2,561)          (2,561)
Separate account liabilities          (4,507,767)     (4,507,767)     (6,939,072)      (6,939,072)

13. COMMITMENTS AND CONTINGENCIES

The Company leases office space under several operating lease agreements. The leases contain escalation clauses that vary, but average at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 during 2008.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $15.0 million and $13.5 million at December 31, 2008 and 2007, respectively, over the next few years as required by the general partner.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2008 and 2007, the Company has reserved $1,982,000 and $1,800,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA Matters: The Company has been named, among several others, as defendants in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to NEA's Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company, unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants' motions to dismiss on May 23, 2008, and all claims against the Company and the other defendants were dismissed. The plaintiffs have appealed this decision to the Ninth Circuit Court of Appeals. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously.

State of Alabama Matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker/dealer or broker/dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006, in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company's review a consent order under which the Company, SDI, Educator Benefits Corporation (EBC), and the Alabama Education Association (AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by SDI and another unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the commission for the cost of its investigation. The Company intends to respond vigorously to the staff's allegations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. LONG-TERM DEBT

At December 31, 2008, the Company has access to a $115 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2008). The Company had no borrowings under this line of credit at December 31, 2008. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2008.

The Company has outstanding surplus notes of $150 million at December 31, 2008 and 2007. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

15. MORTGAGE DEBT

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. MORTGAGE DEBT (CONTINUED)

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The financing is collateralized by a first mortgage on the premises and $24 million of other marketable securities. At December 31, 2008, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2009                                                               $      1,909
2010                                                                      2,042
2011                                                                      2,184
2012                                                                      2,335
2013                                                                      2,497
Thereafter                                                               29,582
                                                                   ------------
                                                                   $     40,549
                                                                   ============

16. RELATED-PARTY TRANSACTIONS

The Company owned shares of affiliated mutual funds managed by SI with net asset values of $10,759,000 at December 31, 2007. There was no similar investment at December 31, 2008.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $40,000,000.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $250,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (CONTINUED)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, 90% of the membership interest of SI, and 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The principal balance at December 31, 2008, was $450,239,000.

On December 31, 2008, SBC contributed mortgage loans due from officers in the amount of $12,642,000 and accrued interest on such loans in the amount of $49,000 to SBL. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 5%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $39,124,000 and $53,878,000 in 2008 and 2007, respectively, to affiliates for providing management, investment, and administrative services. The Company has a receivable from its affiliates of $13,303,000 and a payable to its affiliates of $140,620 for the years ended December 31, 2008 and 2007, respectively.

The Company paid $22,800,000, $46,700,000, and $40,000,000 in dividends to SBC in 2008, 2007, and 2006, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. All of the revenue associated with these contracts is collected by the Company. The Company paid $17,456,000 and $19,281,000 to se(2) during 2008 and 2007, respectively, for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The Company was granted a permitted practice for the year 2008. Currently the NAIC's Accounting Practices and Procedures Manual, SSAP No. 10, Income Taxes, specifies that the maximum admitted deferred tax asset (DTA) is the lesser of the amount of DTA expected to be realized within one year of the balance sheet date or 10% of statutory capital and surplus. The State of Kansas has granted their approval of a permitted accounting practice that differs from NAIC statutory accounting practices and principles that allows the Company to record a maximum DTA of the lesser of the amount of DTA expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus. As a result of this permitted practice, the Company's statutory deferred tax asset and its statutory capital and surplus were increased by $13,325,000 at December 31, 2008, but its statutory net income was not impacted. The Company's use of this permitted practice did not prevent any trigger of a regulatory control event.

Statutory capital and surplus of the insurance operations were $300,551,000 and $604,938,000 at December 31, 2008 and 2007, respectively. Statutory net income of the insurance operations was a loss of $317,408,000 and income of $19,138,000 and $38,890,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action level RBC and the authorized control level RBC.

At December 31, 2008, the Company's statutory adjusted capital per the RBC calculation is $325,406,000 as compared to their company action level RBC of $109,691,000 and their authorized control level RBC of $54,845,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (CONTINUED)

On April 17, 2009, the NAIC adopted new statutory accounting regarding the recognition of impairment losses on structured investment securities. The effective date is for periods ending on or after September 30, 2009. As proposed, the Company currently estimates this accounting change would reduce statutory capital and surplus by approximately $89 million. The Company has discussed a permitted practice with the Kansas Insurance Commissioner to defer the implementation of this guidance.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2008, SDI had net capital of $9,674,000, which was $8,745,000 in excess of its required net capital of $929,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI's ratio of aggregate indebtedness to net capital was 1.44 to 1 at December 31, 2008.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvanceDesigns Variable Annuity
Year ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .................      1

Audited Financial Statements

Statements of Net Assets ................................................      3
Statements of Operations ................................................     15
Statements of Changes in Net Assets .....................................     27
Notes to Financial Statements ...........................................     42

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - AdvanceDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Direxion Evolution VP All-Cap Equity, Direxion Evolution VP Managed Bond, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS TR, Royce Micro-Cap, Rydex VT Absolute Return Strategies, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT Sector Rotation, SBL All Cap Value, SBL Alpha Opportunity, SBL Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, SBL US Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Equity and Income subaccounts as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvanceDesigns Variable Annuity at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

April 10, 2009

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2008

                                                AIM V.I.        AIM V.I.        AIM V.I.        AIM V.I.
                                AIM V.I.        CAPITAL          GLOBAL          GLOBAL      INTERNATIONAL
                              BASIC VALUE     DEVELOPMENT     HEALTH CARE     REAL ESTATE        GROWTH
                             ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $   3,102,216   $   4,048,671   $     410,004   $   2,794,424   $  17,737,602
                             ------------------------------------------------------------------------------
Total assets                     3,102,216       4,048,671         410,004       2,794,424      17,737,602
                             ------------------------------------------------------------------------------
Net assets                   $   3,102,216   $   4,048,671   $     410,004   $   2,794,424   $  17,737,602
                             ==============================================================================

Net assets:
   Accumulation assets       $   3,102,216   $   4,047,760   $     410,004   $   2,794,424   $  17,736,562
   Annuity assets                        -             911               -               -           1,040
                             ------------------------------------------------------------------------------
Net assets                   $   3,102,216   $   4,048,671   $     410,004   $   2,794,424   $  17,737,602
                             ==============================================================================

Units outstanding                  471,292         813,539          44,983         234,077       1,783,140

Unit value                   $        6.58   $        4.98   $        9.11   $       11.94   $        9.95

Mutual funds, at cost        $   6,981,282   $   9,315,778   $     578,519   $   5,773,441   $  24,217,458
Mutual fund shares                 762,215         523,084          32,879         302,755         922,392

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                AIM V.I.        AMERICAN        AMERICAN        AMERICAN        DIREXION
                                MID CAP        CENTURY VP      CENTURY VP      CENTURY VP     EVOLUTION VP
                              CORE EQUITY    MID CAP VALUE       ULTRA           VALUE       ALL-CAP EQUITY
                             -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $     706,520   $       7,706   $   1,084,152   $  14,104,080   $   11,915,949
                             -------------------------------------------------------------------------------
Total assets                       706,520           7,706       1,084,152      14,104,080       11,915,949
                             -------------------------------------------------------------------------------
Net assets                   $     706,520   $       7,706   $   1,084,152   $  14,104,080   $   11,915,949
                             ===============================================================================

Net assets:
   Accumulation assets       $     706,520   $       7,706   $   1,084,152   $  14,102,805   $   11,915,949
   Annuity assets                        -               -               -           1,275                -
                             -------------------------------------------------------------------------------
Net assets                   $     706,520   $       7,706   $   1,084,152   $  14,104,080   $   11,915,949
                             ===============================================================================

Units outstanding                   68,266           1,160         152,294       1,459,245        1,476,478

Unit value                   $       10.35   $        6.65   $        7.12   $        9.67   $         8.07

Mutual funds, at cost        $   1,059,238   $       7,870   $   1,747,580   $  22,583,133   $   17,612,054
Mutual fund shares                  82,925             789         180,994       3,013,692          781,886

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                DIREXION       DREYFUS IP     DREYFUS VIF       FRANKLIN     FRANKLIN SMALL
                              EVOLUTION VP     TECHNOLOGY    INTERNATIONAL       INCOME        CAP VALUE
                              MANAGED BOND       GROWTH          VALUE         SECURITIES      SECURITIES
                             -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $   7,767,474   $     236,127   $   5,125,912   $     420,527   $       72,818
                             -------------------------------------------------------------------------------
Total assets                     7,767,474         236,127       5,125,912         420,527           72,818
                             -------------------------------------------------------------------------------
Net assets                   $   7,767,474   $     236,127   $   5,125,912   $     420,527   $       72,818
                             ===============================================================================

Net assets:
   Accumulation assets       $   7,767,474   $     236,127   $   5,125,912   $     420,527   $       72,818
   Annuity assets                        -               -               -               -                -
                             -------------------------------------------------------------------------------
Net assets                   $   7,767,474   $     236,127   $   5,125,912   $     420,527   $       72,818
                             ===============================================================================

Units outstanding                  897,725          38,403         613,190          62,277           12,261

Unit value                   $        8.65   $        6.15   $        8.36   $        6.75   $         5.94

Mutual funds, at cost        $   7,894,139   $     352,597   $   8,888,746   $     562,449   $      105,508
Mutual fund shares                 400,179          37,841         584,483          37,083            6,902

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                               LEGG MASON       LEGG MASON
                                                                                PARTNERS         PARTNERS
                              JANUS ASPEN     JANUS ASPEN     JANUS ASPEN       VARIABLE     VARIABLE GLOBAL
                              INTECH RISK-     LARGE CAP        MID CAP        AGGRESSIVE       HIGH YIELD
                              MANAGED CORE       GROWTH          GROWTH          GROWTH            BOND
                             --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $   7,464,992   $  11,723,512   $   4,861,519   $      58,234   $     3,845,752
                             --------------------------------------------------------------------------------
Total assets                     7,464,992      11,723,512       4,861,519          58,234         3,845,752
                             --------------------------------------------------------------------------------
Net assets                   $   7,464,992   $  11,723,512   $   4,861,519   $      58,234   $     3,845,752
                             ================================================================================

Net assets:
   Accumulation assets       $   7,464,992   $  11,723,512   $   4,861,519   $      58,234   $     3,845,752
   Annuity assets                        -               -               -               -                 -
                             --------------------------------------------------------------------------------
Net assets                   $   7,464,992   $  11,723,512   $   4,861,519   $      58,234   $     3,845,752
                             ================================================================================

Units outstanding                1,183,997       1,940,390         844,080          10,445           577,032

Unit value                   $        6.31   $        6.04   $        5.76   $        5.58   $          6.67

Mutual funds, at cost        $  11,932,884   $  18,914,286   $   8,828,465   $      84,383   $     5,914,477
Mutual fund shares                 942,549         752,472         234,856           6,016           720,178

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               LEGG MASON
                                PARTNERS         MFS VIT                                          MUTUAL
                             VARIABLE SMALL      RESEARCH        MFS VIT         MFS VIT        DISCOVERY
                               CAP GROWTH     INTERNATIONAL    TOTAL RETURN     UTILITIES       SECURITIES
                             -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $    4,535,574   $     116,444   $      77,706   $     117,507   $   5,584,668
                             -------------------------------------------------------------------------------
Total assets                      4,535,574         116,444          77,706         117,507       5,584,668
                             -------------------------------------------------------------------------------
Net assets                   $    4,535,574   $     116,444   $      77,706   $     117,507   $   5,584,668
                             ===============================================================================

Net assets:
   Accumulation assets       $    4,535,574   $     116,444   $      77,706   $     117,507   $   5,583,702
   Annuity assets                         -               -               -               -             966
                             -------------------------------------------------------------------------------
Net assets                   $    4,535,574   $     116,444   $      77,706   $     117,507   $   5,584,668
                             ===============================================================================

Units outstanding                   780,999          20,237          10,539          17,899         811,721

Unit value                   $         5.81   $        5.75   $        7.37   $        6.57   $        6.88

Mutual funds, at cost        $    7,496,442   $     144,688   $      95,873   $     182,524   $   8,173,957
Mutual fund shares                  524,344          13,187           5,099           6,525         352,345

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               NEUBERGER                      OPPENHEIMER                      PIMCO VIT
                               BERMAN AMT     OPPENHEIMER     MAIN STREET                      COMMODITY
                                SOCIALLY       CORE BOND       SMALL CAP       PIMCO VIT       REALRETURN
                               RESPONSIVE       FUND/VA         FUND/VA        ALL ASSET        STRATEGY
                             ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $      73,668   $     605,607   $   5,464,976   $     508,450   $      96,436
                             ------------------------------------------------------------------------------
Total assets                        73,668         605,607       5,464,976         508,450          96,436
                             ------------------------------------------------------------------------------
Net assets                   $      73,668   $     605,607   $   5,464,976   $     508,450   $      96,436
                             ==============================================================================

Net assets:
   Accumulation assets       $      73,668   $     605,607   $   5,464,976   $      508,450  $      95,604
   Annuity assets                        -               -               -               -             832
                             ------------------------------------------------------------------------------
Net assets                   $      73,668   $     605,607   $   5,464,976   $     508,450   $      96,436
                             ==============================================================================

Units outstanding                    7,623         102,403         547,894          51,992          15,487

Unit value                   $        9.66   $        5.91   $        9.97   $        9.78   $        6.22

Mutual funds, at cost        $     120,358   $   1,002,774   $   9,518,600   $     641,345   $     181,696
Mutual fund shares                   7,829          94,479         518,499          55,266          13,777

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                               PIMCO VIT
                               PIMCO VIT      FOREIGN BOND                                     PIMCO VIT
                                EMERGING     (U.S. DOLLAR-     PIMCO VIT       PIMCO VIT       SMALL CAP
                              MARKETS BOND      HEDGED)       LOW DURATION    REAL RETURN    STOCKSPLUS TR
                             ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $     216,095   $  10,491,923   $  15,243,714   $   2,512,634   $       7,616
                             ------------------------------------------------------------------------------
Total assets                       216,095      10,491,923      15,243,714       2,512,634           7,616
                             ------------------------------------------------------------------------------
Net assets                   $     216,095   $  10,491,923   $  15,243,714   $   2,512,634   $       7,616
                             ==============================================================================

Net assets:
   Accumulation assets       $     216,095   $  10,491,923   $  15,243,714   $   2,512,634   $       7,616
   Annuity assets                        -               -               -               -               -
                             ------------------------------------------------------------------------------
Net assets                   $     216,095   $  10,491,923   $  15,243,714   $   2,512,634   $       7,616
                             ==============================================================================

Units outstanding                   25,435       1,115,345       1,693,978         261,851           1,139

Unit value                   $        8.50   $        9.40   $        9.00   $        9.59   $        6.68

Mutual funds, at cost        $     280,114   $  11,140,805   $  15,994,106   $   2,816,763   $       8,395
Mutual fund shares                  20,939       1,095,190       1,574,764         223,147           1,253

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                RYDEX VT        RYDEX VT        RYDEX VT
                                                ABSOLUTE       ESSENTIAL       ESSENTIAL
                                 ROYCE           RETURN        PORTFOLIO       PORTFOLIO        RYDEX VT
                               MICRO-CAP       STRATEGIES     CONSERVATIVE      MODERATE     HEDGED EQUITY
                             ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $   1,206,875   $     107,483   $     907,284   $     146,250   $      10,573
                             ------------------------------------------------------------------------------
Total assets                     1,206,875         107,483         907,284         146,250          10,573
                             ------------------------------------------------------------------------------
Net assets                   $   1,206,875   $     107,483   $     907,284   $     146,250   $      10,573
                             ==============================================================================

Net assets:
   Accumulation assets       $   1,206,875   $     107,483   $     907,284   $     146,250   $      10,573
   Annuity assets                        -               -               -               -               -
                             ------------------------------------------------------------------------------
Net assets                   $   1,206,875   $     107,483   $     907,284   $     146,250   $      10,573
                             ==============================================================================

Units outstanding                  230,081          13,896         103,489          18,046           1,459

Unit value                   $        5.24   $        7.73   $        8.77   $        8.11   $        7.25

Mutual funds, at cost        $   2,215,293   $     123,480   $   1,036,503   $     170,742   $      13,182
Mutual fund shares                 200,145           5,126          41,753           7,038             551

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                 RYDEX VT           SBL          SBL ALPHA      SBL ENHANCED
                             SECTOR ROTATION   ALL CAP VALUE    OPPORTUNITY        INDEX         SBL EQUITY
                             --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $     1,124,070   $     899,137   $     290,357   $   1,212,958   $     602,749
                             --------------------------------------------------------------------------------
Total assets                       1,124,070         899,137         290,357       1,212,958         602,749
                             --------------------------------------------------------------------------------
Net assets                   $     1,124,070   $     899,137   $     290,357   $   1,212,958   $     602,749
                             ================================================================================

Net assets:
   Accumulation assets       $     1,124,070   $     899,137   $     290,357   $   1,212,958   $     602,749
   Annuity assets                          -               -               -               -               -
                             --------------------------------------------------------------------------------
Net assets                   $     1,124,070   $     899,137   $     290,357   $   1,212,958   $     602,749
                             ================================================================================

Units outstanding                    112,378         129,452          29,746         195,909         114,623

Unit value                   $         10.00   $        6.95   $        9.76   $        6.19   $        5.26

Mutual funds, at cost        $     1,543,033   $   1,268,342   $     407,367   $   1,748,728   $     903,750
Mutual fund shares                   124,207          62,483          26,885         173,776          39,190

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                   SBL
                                                                SBL LARGE     MANAGED ASSET
                               SBL GLOBAL    SBL HIGH YIELD     CAP VALUE       ALLOCATION
                             ---------------------------------------------------------------
Assets:
   Mutual funds, at value    $   6,275,450   $    9,906,885   $   3,861,875   $     697,485
                             ---------------------------------------------------------------
Total assets                     6,275,450        9,906,885       3,861,875         697,485
                             ---------------------------------------------------------------
Net assets                   $   6,275,450   $    9,906,885   $   3,861,875   $     697,485
                             ===============================================================

Net assets:
   Accumulation assets       $   6,274,676   $    9,905,390   $   3,861,076   $     697,485
   Annuity assets                      774            1,495             799               -
                             ---------------------------------------------------------------
Net assets                   $   6,275,450   $    9,906,885   $   3,861,875   $     697,485
                             ===============================================================

Units outstanding                  721,760        1,221,949         521,449          84,209

Unit value                   $        8.69   $         8.11   $        7.40   $        8.28

Mutual funds, at cost        $   8,136,305   $   12,941,716   $   5,412,418   $     910,930
Mutual fund shares                 848,034          737,668         220,050          48,707

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                SBL MID         SBL MID           SBL                          SBL SMALL
                              CAP GROWTH       CAP VALUE      MONEY MARKET   SBL SELECT 25     CAP GROWTH
                             ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $   1,317,332   $   7,978,398   $  27,812,894   $     591,320   $   1,877,954
                             ------------------------------------------------------------------------------
Total assets                     1,317,332       7,978,398      27,812,894         591,320       1,877,954
                             ------------------------------------------------------------------------------
Net assets                   $   1,317,332   $   7,978,398   $  27,812,894   $     591,320   $   1,877,954
                             ==============================================================================

Net assets:
   Accumulation assets       $   1,316,394   $   7,976,790   $  27,811,111   $     591,320   $   1,877,060
   Annuity assets                      938           1,608           1,783               -             894
                             ------------------------------------------------------------------------------
Net assets                   $   1,317,332   $   7,978,398   $  27,812,894   $     591,320   $   1,877,954
                             ==============================================================================

Units outstanding                  239,902         707,976       3,195,717         114,388         284,081

Unit value                   $        5.49   $       11.27   $        8.71   $        5.17   $        6.61

Mutual funds, at cost        $   2,163,807   $   9,877,266   $  27,497,034   $     906,137   $   3,189,286
Mutual fund shares                  78,366         234,108       2,043,563          92,394         174,856

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                 SBL US                        VAN KAMPEN      VAN KAMPEN      VAN KAMPEN
                               SBL SMALL      INTERMEDIATE     VAN KAMPEN         LIT         UIF EMERGING     UIF EQUITY
                               CAP VALUE          BOND        LIT COMSTOCK     GOVERNMENT    MARKETS EQUITY    AND INCOME
                             -----------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value    $     529,020   $  11,484,264   $      65,458   $   6,495,756   $      258,143   $      90,090
                             -----------------------------------------------------------------------------------------------
Total assets                       529,020      11,484,264          65,458       6,495,756          258,143          90,090
                             -----------------------------------------------------------------------------------------------
Net assets                   $     529,020   $  11,484,264   $      65,458   $   6,495,756   $      258,143   $      90,090
                             ===============================================================================================

Net assets:
   Accumulation assets       $     529,020   $  11,483,069   $      65,458   $   6,495,756   $      258,143   $      90,090
   Annuity assets                        -           1,195               -               -                -               -
                             -----------------------------------------------------------------------------------------------
Net assets                   $     529,020   $  11,484,264   $      65,458   $   6,495,756   $      258,143   $      90,090
                             ===============================================================================================

Units outstanding                   52,104       1,330,485          11,224         650,189           53,532          12,321

Unit value                   $       10.15   $        8.63   $        5.83   $        9.99   $         4.82   $        7.31

Mutual funds, at cost        $     738,810   $  12,222,930   $      96,463   $   6,384,948   $      591,117   $     106,576
Mutual fund shares                  29,888       1,017,207           7,963         701,486           33,833           8,365

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                                             AIM V.I.        AIM V.I.        AIM V.I.       AIM V.I.
                                             AIM V.I.        CAPITAL          GLOBAL          GLOBAL     INTERNATIONAL
                                           BASIC VALUE     DEVELOPMENT     HEALTH CARE     REAL ESTATE       GROWTH
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      25,938   $           -   $           -   $     246,822   $     116,093
   Expenses:
     Mortality and expense risk charge         (63,476)        (79,604)         (6,074)        (53,856)       (302,541)
     Other expense charge                       (7,934)         (9,950)           (759)         (6,732)        (37,818)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (45,472)        (89,554)         (6,833)        186,234        (224,266)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions             1,008,853         827,855         108,132         381,465         337,529
     Realized capital gain (loss) on
       sales of fund shares                   (271,087)       (731,760)          3,150        (285,023)        200,943
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (4,238,988)     (4,008,947)       (279,046)     (2,705,388)    (13,283,108)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (3,501,222)     (3,912,852)       (167,764)     (2,608,946)    (12,744,636)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (3,546,694)  $  (4,002,406)  $    (174,597)  $  (2,422,712)  $ (12,968,902)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            AIM V.I.        AMERICAN        AMERICAN        AMERICAN        DIREXION
                                            MID CAP        CENTURY VP      CENTURY VP      CENTURY VP     EVOLUTION VP
                                          CORE EQUITY    MID CAP VALUE       ULTRA           VALUE       ALL-CAP EQUITY
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      12,173   $           -   $           -   $     473,221   $            -
   Expenses:
     Mortality and expense risk charge         (10,451)            (17)        (22,465)       (237,180)        (209,419)
     Other expense charge                       (1,306)             (2)         (2,808)        (29,647)         (26,177)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                       416             (19)        (25,273)        206,394         (235,596)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               107,753               -         319,921       2,684,663        2,080,134
     Realized capital gain (loss) on
       sales of fund shares                    (11,751)           (770)       (196,186)     (2,807,097)        (869,599)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (391,587)           (164)     (1,084,792)     (6,228,396)      (6,487,888)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (295,585)           (934)       (961,057)     (6,350,830)      (5,277,353)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (295,169)  $        (953)  $    (986,330)  $  (6,144,436)  $   (5,512,949)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            DIREXION       DREYFUS IP     DREYFUS VIF       FRANKLIN         FRANKLIN
                                          EVOLUTION VP     TECHNOLOGY    INTERNATIONAL       INCOME         SMALL CAP
                                          MANAGED BOND       GROWTH          VALUE         SECURITIES    VALUE SECURITIES
                                         ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     340,539   $           -   $     152,031   $      20,946   $            279
   Expenses:
     Mortality and expense risk charge         (99,542)         (3,153)        (84,170)         (5,017)              (392)
     Other expense charge                      (12,443)           (394)        (10,521)           (627)               (49)
                                         ---------------------------------------------------------------------------------
Net investment income (loss)                   228,554          (3,547)         57,340          15,302               (162)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -       1,318,748           8,760              1,931
     Realized capital gain (loss) on
       sales of fund shares                    (54,623)         (2,037)       (473,445)        (43,311)            (2,869)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (39,671)       (157,368)     (4,224,598)       (141,692)           (32,690)
                                         ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (94,294)       (159,405)     (3,379,295)       (176,243)           (33,628)
                                         ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     134,260   $    (162,952)  $  (3,321,955)  $    (160,941)  $        (33,790)
                                         =================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                           LEGG MASON       LEGG MASON
                                                                                            PARTNERS         PARTNERS
                                          JANUS ASPEN     JANUS ASPEN     JANUS ASPEN       VARIABLE     VARIABLE GLOBAL
                                          INTECH RISK-     LARGE CAP        MID CAP        AGGRESSIVE       HIGH YIELD
                                          MANAGED CORE       GROWTH          GROWTH          GROWTH            BOND
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      72,327   $     110,144   $       4,825   $           -   $       544,165
   Expenses:
     Mortality and expense risk charge        (131,967)       (225,604)        (91,455)           (750)          (57,583)
     Other expense charge                      (16,496)        (28,200)        (11,432)            (94)           (7,198)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                   (76,136)       (143,660)        (98,062)           (844)          479,384

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               664,167               -         443,112               -                 -
     Realized capital gain (loss) on
       sales of fund shares                   (433,655)       (822,833)       (320,343)         (2,388)          (54,714)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (4,907,010)     (7,677,543)     (3,968,039)        (26,531)       (2,068,298)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (4,676,498)     (8,500,376)     (3,845,270)        (28,919)       (2,123,012)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (4,752,634)  $  (8,644,036)  $  (3,943,332)  $     (29,763)  $    (1,643,628)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                           LEGG MASON
                                            PARTNERS         MFS VIT                                          MUTUAL
                                         VARIABLE SMALL      RESEARCH         MFS VIT         MFS VIT        DISCOVERY
                                           CAP GROWTH     INTERNATIONAL    TOTAL RETURN     UTILITIES       SECURITIES
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $            -   $         471   $       1,992   $       2,737   $     162,070
   Expenses:
     Mortality and expense risk charge          (91,696)         (1,773)           (810)         (3,746)        (88,429)
     Other expense charge                       (11,462)           (222)           (101)           (468)        (11,054)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                   (103,158)         (1,524)          1,081          (1,477)         62,587

Net realized and unrealized capital
   gain (loss) on investments:

     Capital gains distributions                391,360           3,876           4,345          33,313         303,631
     Realized capital gain (loss) on
       sales of fund shares                    (393,781)        (70,531)         (2,218)        (48,009)       (337,186)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (2,957,685)        (28,284)        (18,131)       (133,284)     (2,544,423)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                (2,960,106)        (94,939)        (16,004)       (147,980)     (2,577,978)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $   (3,063,264)  $     (96,463)  $     (14,923)  $    (149,457)  $  (2,515,391)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                           NEUBERGER                      OPPENHEIMER                      PIMCO VIT
                                           BERMAN AMT     OPPENHEIMER     MAIN STREET                     COMMODITYREA
                                            SOCIALLY       CORE BOND       SMALL CAP       PIMCO VIT        LRETURN
                                           RESPONSIVE       FUND/VA         FUND/VA        ALL ASSET        STRATEGY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       2,268   $   1,011,269   $      24,795   $      35,919   $      54,016
   Expenses:
     Mortality and expense risk charge            (839)       (189,442)       (102,457)         (7,118)        (15,771)
     Other expense charge                         (105)        (23,680)        (12,807)           (890)         (1,971)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                     1,324         798,147         (90,469)         27,911          36,274

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 9,111               -         515,643           1,698           1,595
     Realized capital gain (loss) on
       sales of fund shares                     (7,692)     (5,968,070)       (530,266)        (11,142)        590,456
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (46,637)       (880,091)     (3,640,433)       (122,958)       (474,334)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (45,218)     (6,848,161)     (3,655,056)       (132,402)        117,717
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (43,894)  $  (6,050,014)  $  (3,745,525)  $    (104,491)  $     153,991
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                           PIMCO VIT                                       PIMCO VIT
                                           PIMCO VIT      FOREIGN BOND                                     SMALL CAP
                                            EMERGING     (U.S. DOLLAR-     PIMCO VIT       PIMCO VIT       STOCKSPLUS
                                          MARKETS BOND      HEDGED)       LOW DURATION    REAL RETURN          TR
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      17,007   $     231,683   $     739,881   $     167,853   $         241
   Expenses:
     Mortality and expense risk charge          (3,219)        (97,449)       (219,906)        (56,486)           (234)
     Other expense charge                         (402)        (12,181)        (27,488)         (7,061)            (29)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    13,386         122,053         492,487         104,306             (22)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                11,322               -         253,507           3,864             345
     Realized capital gain (loss) on
       sales of fund shares                     (3,900)        (57,868)        (15,067)        (67,641)          5,809
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (63,101)       (648,875)     (1,008,329)       (320,668)           (779)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (55,679)       (706,743)       (769,889)       (384,445)          5,375
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (42,293)  $    (584,690)  $    (277,402)  $    (280,139)  $       5,353
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            RYDEX VT        RYDEX VT        RYDEX VT
                                                            ABSOLUTE       ESSENTIAL       ESSENTIAL
                                             ROYCE           RETURN        PORTFOLIO       PORTFOLIO        RYDEX VT
                                           MICRO-CAP       STRATEGIES     CONSERVATIVE      MODERATE     HEDGED EQUITY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      48,141   $         609   $      36,100   $       3,015   $         144
   Expenses:
     Mortality and expense risk charge         (11,274)           (589)        (11,753)         (1,046)           (110)
     Other expense charge                       (1,409)            (74)         (1,469)           (131)            (14)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    35,458             (54)         22,878           1,838              20

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               201,738               -          10,417           1,192               -
     Realized capital gain (loss) on
       sales of fund shares                    (60,013)           (666)        (17,610)         (4,752)           (426)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,008,043)        (15,873)       (128,612)        (24,601)         (2,484)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (866,318)        (16,539)       (135,805)        (28,161)         (2,910)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (830,860)  $     (16,593)  $    (112,927)  $     (26,323)  $      (2,890)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                             RYDEX VT           SBL          SBL ALPHA      SBL ENHANCED
                                         SECTOR ROTATION   ALL CAP VALUE    OPPORTUNITY        INDEX         SBL EQUITY
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $             -   $           -   $           -   $           -   $           -
   Expenses:
     Mortality and expense risk charge           (28,501)        (17,858)         (5,102)        (21,829)        (11,798)
     Other expense charge                         (3,563)         (2,232)           (638)         (2,729)         (1,475)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                     (32,064)        (20,090)         (5,740)        (24,558)        (13,273)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   4,568               -               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                      147,887         (21,330)        (12,974)        (16,676)        (37,871)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (1,146,108)       (654,147)       (164,176)       (775,906)       (375,529)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (993,653)       (675,477)       (177,150)       (792,582)       (413,400)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (1,025,717)  $    (695,567)  $    (182,890)  $    (817,140)  $    (426,673)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                            SBL LARGE       SBL MANAGED
                                           SBL GLOBAL    SBL HIGH YIELD     CAP VALUE     ASSET ALLOCATION
                                         ------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $            -   $           -   $              -
   Expenses:
     Mortality and expense risk charge        (111,452)        (139,182)        (80,239)           (14,663)
     Other expense charge                      (13,931)         (17,398)        (10,030)            (1,833)
                                         ------------------------------------------------------------------
Net investment income (loss)                  (125,383)        (156,580)        (90,269)           (16,496)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                -               -                  -
     Realized capital gain (loss) on
       sales of fund shares                     10,711          652,480         118,738            (62,112)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (4,312,300)      (4,716,552)     (2,786,417)          (286,123)
                                         ------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (4,301,589)      (4,064,072)     (2,667,679)          (348,235)
                                         ------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (4,426,972)  $   (4,220,652)  $  (2,757,948)  $       (364,731)
                                         ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            SBL MID         SBL MID           SBL                          SBL SMALL
                                           CAP GROWTH      CAP VALUE      MONEY MARKET   SBL SELECT 25     CAP GROWTH
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $           -   $           -   $           -   $           -
   Expenses:
     Mortality and expense risk charge         (28,372)       (138,312)       (235,465)        (12,613)        (36,079)
     Other expense charge                       (3,546)        (17,289)        (29,433)         (1,577)         (4,510)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (31,918)       (155,601)       (264,898)        (14,190)        (40,589)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                   (695,146)        784,162         281,672         (64,170)        679,157
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (385,897)     (4,458,945)        109,972        (319,583)     (2,666,584)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,081,043)     (3,674,783)        391,644        (383,753)     (1,987,427)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,112,961)  $  (3,830,384)  $     126,746   $    (397,943)  $  (2,028,016)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                          SBL US                      VAN KAMPEN     VAN KAMPEN     VAN KAMPEN
                                         SBL SMALL     INTERMEDIATE    VAN KAMPEN         LIT        UIF EMERGING    UIF EQUITY
                                         CAP VALUE         BOND       LIT COMSTOCK    GOVERNMENT   MARKETS EQUITY   AND INCOME
                                       ------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions              $           -  $           -  $         618  $     361,730  $            -  $       1,259
   Expenses:
     Mortality and expense risk charge       (11,891)      (113,636)          (839)       (93,892)         (5,869)          (766)
     Other expense charge                     (1,486)       (14,205)          (105)       (11,737)           (734)           (96)
                                       ------------------------------------------------------------------------------------------
Net investment income (loss)                 (13,377)      (127,841)          (326)       256,101          (6,603)           397

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   -              -          1,519              -         145,123          1,695
     Realized capital gain (loss) on
       sales of fund shares                   29,808         94,974         (2,714)        (4,335)        (80,260)        (1,768)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (432,748)    (1,165,228)       (29,176)      (301,341)       (454,241)       (16,486)
                                       ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (402,940)    (1,070,254)       (30,371)      (305,676)       (389,378)       (16,559)
                                       ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                     $    (416,317) $  (1,198,095) $     (30,697) $     (49,575) $     (395,981) $     (16,162)
                                       ==========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                             AIM V.I. BASIC VALUE          AIM V.I. CAPITAL DEVELOPMENT
                                            2008              2007             2008             2007*
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (45,472)   $    (110,628)    $     (89,554)   $     (33,792)
     Capital gains distributions          1,008,853          411,138           827,855          790,404
     Realized capital gain (loss)
       on sales of fund shares             (271,087)         813,922          (731,760)         (29,027)
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,238,988)        (978,175)       (4,008,947)      (1,258,160)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,546,694)         136,257        (4,002,406)        (530,575)

   From contract owner
     transactions:
     Variable annuity deposits               94,748          383,336           580,004          254,389
     Contract owner maintenance
       charges                              (72,828)        (105,951)          (67,795)         (28,642)
     Terminations and withdrawals          (858,762)        (985,930)         (708,720)        (315,003)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                     476,688       (3,803,632)       (1,520,807)      10,388,226
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (360,154)      (4,512,177)       (1,717,318)      10,298,970
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (3,906,848)      (4,375,920)       (5,719,724)       9,768,395
Net assets at beginning of year           7,009,064       11,384,984         9,768,395                -
                                      ------------------------------------------------------------------
Net assets at end of year             $   3,102,216    $   7,009,064     $   4,048,671    $   9,768,395
                                      ==================================================================

                                         AIM V.I. GLOBAL HEALTH CARE        AIM V.I. GLOBAL REAL ESTATE
                                            2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      (6,833)   $      (8,282)    $     186,234     $     260,700
     Capital gains distributions            108,132                -           381,465           844,427
     Realized capital gain (loss)
       on sales of fund shares                3,150           19,903          (285,023)          774,433
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (279,046)          47,027        (2,705,388)       (2,298,323)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (174,597)          58,648        (2,422,712)         (418,763)

   From contract owner
     transactions:
     Variable annuity deposits                  296           14,064            73,889           764,205
     Contract owner maintenance
       charges                               (6,089)          (6,951)          (63,649)          (78,597)
     Terminations and withdrawals           (41,087)         (34,710)         (735,176)         (819,965)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                      38,249           (5,256)          328,644          (620,235)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (8,631)         (32,853)         (396,292)         (754,592)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (183,228)          25,795        (2,819,004)       (1,173,355)
Net assets at beginning of year             593,232          567,437         5,613,428         6,786,783
                                      -------------------------------------------------------------------
Net assets at end of year             $     410,004    $     593,232     $   2,794,424     $   5,613,428
                                      ===================================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        AIM V.I. INTERNATIONAL GROWTH      AIM V.I. MID CAP CORE EQUITY
                                            2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (224,266)   $    (229,841)    $         416    $      (9,484)
     Capital gains distributions            337,529                -           107,753           11,390
     Realized capital gain (loss)
       on sales of fund shares              200,943          838,961           (11,751)           6,696
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (13,283,108)       2,185,458          (391,587)          44,300
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (12,968,902)       2,794,578          (295,169)          52,902

   From contract owner
     transactions:
     Variable annuity deposits            1,089,572        2,464,253             1,596           19,267
     Contract owner maintenance
       charges                             (312,356)        (281,786)          (11,562)          (8,583)
     Terminations and withdrawals        (3,724,631)      (2,559,632)          (99,973)         (29,525)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                   2,505,154       12,519,407           330,075           92,908
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (442,261)      12,142,242           220,136           74,067
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (13,411,163)      14,936,820           (75,033)         126,969
Net assets at beginning of year          31,148,765       16,211,945           781,553          654,584
                                      ------------------------------------------------------------------
Net assets at end of year             $  17,737,602    $  31,148,765     $     706,520    $     781,553
                                      ==================================================================

                                          AMERICAN
                                         CENTURY VP
                                       MID CAP VALUE        AMERICAN CENTURY VP ULTRA
                                            2008              2008              2007
                                      -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $         (19)   $     (25,273)    $    (168,198)
     Capital gains distributions                  -          319,921                 -
     Realized capital gain (loss)
       on sales of fund shares                 (770)        (196,186)        2,111,214
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (164)      (1,084,792)         (164,984)
                                      -------------------------------------------------
   Net increase (decrease) in
     net assets from operations                (953)        (986,330)        1,778,032

   From contract owner
     transactions:
     Variable annuity deposits                    -           39,202         1,908,428
     Contract owner maintenance
       charges                                   (7)         (22,423)         (113,302)
     Terminations and withdrawals                 -         (314,387)       (1,088,994)
     Annuity payments                             -                -              (236)
     Transfers between
       subaccounts, net                       8,666         (108,211)      (20,519,724)
                                      -------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             8,659         (405,819)      (19,813,828)
                                      -------------------------------------------------
Net increase (decrease) in net
   assets                                     7,706       (1,392,149)      (18,035,796)
Net assets at beginning of year                   -        2,476,301        20,512,098
                                      -------------------------------------------------
Net assets at end of year             $       7,706    $   1,084,152     $   2,476,301
                                      =================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                               DIREXION EVOLUTION VP
                                          AMERICAN CENTURY VP VALUE                ALL-CAP EQUITY
                                            2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     206,394    $       5,352     $    (235,596)   $    (241,559)
     Capital gains distributions          2,684,663        2,970,736         2,080,134        1,030,106
     Realized capital gain (loss)
       on sales of fund shares           (2,807,097)         180,922          (869,599)         478,927
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (6,228,396)      (5,498,266)       (6,487,888)        (899,213)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (6,144,436)      (2,341,256)       (5,512,949)         368,261

   From contract owner
     transactions:
     Variable annuity deposits              470,471        4,431,391            85,974          874,629
     Contract owner maintenance
       charges                             (266,317)        (379,254)         (241,693)        (267,290)
     Terminations and withdrawals        (2,988,789)      (3,401,450)       (2,717,429)      (2,869,264)
     Annuity payments                             -             (666)                -                -
     Transfers between
       subaccounts, net                 (11,238,913)       2,788,831        (1,447,400)       1,956,290
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (14,023,548)       3,438,852        (4,320,548)        (305,635)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (20,167,984)       1,097,596        (9,833,497)          62,626
Net assets at beginning of year          34,272,064       33,174,468        21,749,446       21,686,820
                                      ------------------------------------------------------------------
Net assets at end of year             $  14,104,080    $  34,272,064     $  11,915,949    $  21,749,446
                                      ==================================================================

                                            DIREXION EVOLUTION VP
                                                 MANAGED BOND               DREYFUS IP TECHNOLOGY GROWTH
                                            2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     228,554    $     132,761     $      (3,547)    $      (3,601)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              (54,623)           7,767            (2,037)            7,504
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (39,671)        (170,202)         (157,368)           24,923
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             134,260          (29,674)         (162,952)           28,826

   From contract owner
     transactions:
     Variable annuity deposits               46,241          252,882                 -             6,771
     Contract owner maintenance
       charges                             (110,818)        (103,358)           (3,067)           (3,315)
     Terminations and withdrawals        (1,197,212)        (987,968)          (27,719)          (12,211)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     132,944         (309,179)          123,841            47,432
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,128,845)      (1,147,623)           93,055            38,677
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (994,585)      (1,177,297)          (69,897)           67,503
Net assets at beginning of year           8,762,059        9,939,356           306,024           238,521
                                      -------------------------------------------------------------------
Net assets at end of year             $   7,767,474    $   8,762,059     $     236,127     $     306,024
                                      ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                      DREYFUS VIF INTERNATIONAL VALUE     FRANKLIN INCOME SECURITIES
                                            2008            2007             2008            2007*
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      57,340    $       22,831   $      15,302    $        (103)
     Capital gains distributions          1,318,748         1,612,397           8,760                -
     Realized capital gain (loss)
       on sales of fund shares             (473,445)          394,605         (43,311)           1,153
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,224,598)       (1,652,862)       (141,692)            (230)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,321,955)          376,971        (160,941)             820

   From contract owner
     transactions:
     Variable annuity deposits              133,517           502,018               -                -
     Contract owner maintenance
       charges                              (91,716)         (121,445)         (5,441)             (49)
     Terminations and withdrawals        (1,049,893)       (1,197,022)        (51,760)            (264)
     Annuity payments                             -                 -               -                -
     Transfers between
       subaccounts, net                     340,934        (2,690,892)        623,226           14,936
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (667,158)       (3,507,341)        566,025           14,623
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (3,989,113)       (3,130,370)        405,084           15,443
Net assets at beginning of year           9,115,025        12,245,395          15,443                -
                                      -----------------------------------------------------------------
Net assets at end of year             $   5,125,912    $    9,115,025   $     420,527    $      15,443
                                      =================================================================

                                          FRANKLIN
                                          SMALL CAP             JANUS ASPEN INTECH
                                      VALUE SECURITIES           RISK-MANAGED CORE
                                            2008              2008              2007*
                                      ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $           (162)   $     (76,136)    $     (31,179)
     Capital gains distributions                 1,931          664,167                 -
     Realized capital gain (loss)
       on sales of fund shares                  (2,869)        (433,655)           19,625
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (32,690)      (4,907,010)          439,118
                                      ----------------------------------------------------
   Net increase (decrease) in
     net assets from operations                (33,790)      (4,752,634)          427,564

   From contract owner
     transactions:
     Variable annuity deposits                   2,720          194,627           193,778
     Contract owner maintenance
       charges                                    (307)        (152,097)          (65,406)
     Terminations and withdrawals                 (259)      (1,726,276)         (395,479)
     Annuity payments                                -                -                 -
     Transfers between
       subaccounts, net                        104,454         (336,690)       14,077,605
                                      ----------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              106,608       (2,020,436)       13,810,498
                                      ----------------------------------------------------
Net increase (decrease) in net
   assets                                       72,818       (6,773,070)       14,238,062

Net assets at beginning of year                      -       14,238,062                 -
                                      ----------------------------------------------------
Net assets at end of year             $         72,818    $   7,464,992     $  14,238,062
                                      ====================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         JANUS ASPEN LARGE CAP GROWTH        JANUS ASPEN MID CAP GROWTH
                                            2008             2007*             2008             2007*
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (143,660)   $     (33,521)    $     (98,062)   $        (153)
     Capital gains distributions                  -                -           443,112                -
     Realized capital gain (loss)
       on sales of fund shares             (822,833)          17,144          (320,343)            (220)
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (7,677,543)         486,768        (3,968,039)           1,093
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (8,644,036)         470,391        (3,943,332)             720

   From contract owner
     transactions:
     Variable annuity deposits              957,038          172,765           554,849               65
     Contract owner maintenance
       charges                             (220,422)         (51,188)          (79,626)            (149)
     Terminations and withdrawals        (2,484,223)        (293,901)         (930,587)         (11,177)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                  10,312,690       11,504,398         9,119,959          150,797
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         8,565,083       11,332,074         8,664,595          139,536
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (78,953)      11,802,465         4,721,263          140,256
Net assets at beginning of year          11,802,465                -           140,256                -
                                      ------------------------------------------------------------------
Net assets at end of year             $  11,723,512    $  11,802,465     $   4,861,519    $     140,256
                                      ==================================================================

                                                                                LEGG MASON PARTNERS
                                             LEGG MASON PARTNERS                  VARIABLE GLOBAL
                                          VARIABLE AGGRESSIVE GROWTH              HIGH YIELD BOND
                                            2008             2007*              2008             2007*
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        (844)   $        (138)    $     479,384     $         292
     Capital gains distributions                  -              486                 -                17
     Realized capital gain (loss)
       on sales of fund shares               (2,388)               2           (54,714)               (1)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (26,531)             382        (2,068,298)             (426)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (29,763)             732        (1,643,628)             (118)

   From contract owner
     transactions:
     Variable annuity deposits                  630                -           392,309                 -
     Contract owner maintenance
       charges                                  (68)             (18)          (47,784)               (9)
     Terminations and withdrawals            (6,111)             (41)         (535,301)                -
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                       9,241           83,632         5,675,792             4,491
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             3,692           83,573         5,485,016             4,482
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (26,071)          84,305         3,841,388             4,364
Net assets at beginning of year              84,305                -             4,364                 -
                                      -------------------------------------------------------------------
Net assets at end of year             $      58,234    $      84,305     $   3,845,752     $       4,364
                                      ===================================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             LEGG MASON PARTNERS                  MFS VIT RESEARCH
                                          VARIABLE SMALL CAP GROWTH                INTERNATIONAL
                                            2008             2007*             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (103,158)   $         (81)    $      (1,524)   $         (21)
     Capital gains distributions            391,360            1,748             3,876                -
     Realized capital gain (loss)
       on sales of fund shares             (393,781)              (7)          (70,531)               -
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (2,957,685)          (3,183)          (28,284)              40
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,063,264)          (1,523)          (96,463)              19

   From contract owner
     transactions:
     Variable annuity deposits              546,981                -            51,139           14,428
     Contract owner maintenance
       charges                              (78,538)             (37)           (1,100)             (19)
     Terminations and withdrawals          (779,848)               -            (9,874)               -
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                   7,881,899           29,904           142,959           15,355
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         7,570,494           29,867           183,124           29,764
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 4,507,230           28,344            86,661           29,783
Net assets at beginning of year              28,344                -            29,783                -
                                      ------------------------------------------------------------------
Net assets at end of year             $   4,535,574    $      28,344     $     116,444    $      29,783
                                      ==================================================================

                                             MFS VIT TOTAL RETURN                 MFS VIT UTILITIES
                                            2008             2007*              2008             2007*
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       1,081    $         (54)    $      (1,477)    $      (3,855)
     Capital gains distributions              4,345                -            33,313                 -
     Realized capital gain (loss)
       on sales of fund shares               (2,218)             480           (48,009)            2,679
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (18,131)             (36)         (133,284)           68,267
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (14,923)             390          (149,457)           67,091

   From contract owner
     transactions:
     Variable annuity deposits                7,999                -            10,611                 -
     Contract owner maintenance
       charges                                 (661)             (14)           (5,202)           (4,489)
     Terminations and withdrawals            (9,312)               -          (157,342)          (19,992)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                      88,720            5,507          (429,027)          805,314
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            86,746            5,493          (580,960)          780,833
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    71,823            5,883          (730,417)          847,924
Net assets at beginning of year               5,883                -           847,924                 -
                                      -------------------------------------------------------------------
Net assets at end of year             $      77,706    $       5,883     $     117,507     $     847,924
                                      ===================================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                NEUBERGER BERMAN AMT
                                         MUTUAL DISCOVERY SECURITIES            SOCIALLY RESPONSIVE
                                            2008             2007*             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      62,587    $     (28,223)    $       1,324    $        (208)
     Capital gains distributions            303,631                -             9,111              209
     Realized capital gain (loss)
       on sales of fund shares             (337,186)          (1,565)           (7,692)            (677)
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (2,544,423)         (44,866)          (46,637)            (409)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations`         (2,515,391)         (74,654)          (43,894)          (1,085)

   From contract owner
     transactions:

     Variable annuity deposits              571,747          216,171                 -                -
     Contract owner maintenance
       charges                              (76,409)         (24,913)             (961)            (103)
     Terminations and withdrawals          (784,356)        (267,833)           (3,536)            (111)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                      23,931        8,516,375           118,312            1,493
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (265,087)       8,439,800           113,815            1,279

                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (2,780,478)       8,365,146            69,921              194

Net assets at beginning of year           8,365,146                -             3,747            3,553
                                      ------------------------------------------------------------------
Net assets at end of year             $   5,584,668    $   8,365,146     $      73,668    $       3,747
                                      ==================================================================

                                               OPPENHEIMER CORE               OPPENHEIMER MAIN STREET
                                                 BOND FUND/VA                    SMALL CAP FUND/VA
                                            2008             2007*              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     798,147    $     (95,332)    $     (90,469)    $    (147,367)
     Capital gains distributions                  -                -           515,643           269,782
     Realized capital gain (loss)
       on sales of fund shares           (5,968,070)           7,971          (530,266)          556,347
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (880,091)         482,924        (3,640,433)       (1,435,260)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (6,050,014)         395,563        (3,745,525)         (756,498)

   From contract owner
     transactions:
     Variable annuity deposits              484,063          228,851           149,371           889,019
     Contract owner maintenance
       charges                             (206,066)         (79,174)         (115,603)         (117,228)
     Terminations and withdrawals        (2,486,961)        (499,907)       (1,361,844)       (1,009,126)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                  (8,994,233)      17,813,485          (190,405)        3,997,800
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (11,203,197)      17,463,255        (1,518,481)        3,760,465

                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (17,253,211)      17,858,818        (5,264,006)        3,003,967

Net assets at beginning of year          17,858,818                -        10,728,982         7,725,016
                                      -------------------------------------------------------------------
Net assets at end of year             $     605,607    $  17,858,818     $   5,464,976     $  10,728,982
                                      ===================================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                   PIMCO VIT
                                             PIMCO VIT ALL ASSET          COMMODITYREALRETURN STRATEGY
                                           2008             2007              2008            2007*
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      27,911    $      50,575     $      36,274    $     101,017
     Capital gains distributions              1,698                -             1,595                -
     Realized capital gain (loss)
       on sales of fund shares              (11,142)           1,963           590,456            4,480
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (122,958)         (12,927)         (474,334)         389,074
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (104,491)          39,611           153,991          494,571

   From contract owner
     transactions:
     Variable annuity deposits                9,142          192,397            11,933           36,589
     Contract owner maintenance
       charges                               (5,547)          (7,542)          (70,901)         (11,844)
     Terminations and withdrawals          (104,440)         (53,537)       (1,177,969)         (92,484)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                    (330,596)         282,893        (4,842,378)       5,594,928
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (431,441)         414,211        (6,079,315)       5,527,189
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (535,932)         453,822        (5,925,324)       6,021,760
Net assets at beginning of year           1,044,382          590,560         6,021,760                -
                                      ------------------------------------------------------------------
Net assets at end of year             $     508,450    $   1,044,382     $      96,436    $   6,021,760
                                      ==================================================================

                                            PIMCO VIT EMERGING               PIMCO VIT FOREIGN BOND
                                                MARKETS BOND                   (U.S. DOLLAR-HEDGED)
                                           2008             2007*             2008             2007*
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      13,386    $         286     $     122,053     $          19
     Capital gains distributions             11,322              809                 -                 -
     Realized capital gain (loss)
       on sales of fund shares               (3,900)              (3)          (57,868)                6
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (63,101)            (918)         (648,875)               (7)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (42,293)             174          (584,690)               18

   From contract owner
     transactions:
     Variable annuity deposits                    -           18,987           540,709                 2
     Contract owner maintenance
       charges                               (3,516)             (83)          (80,928)               (4)
     Terminations and withdrawals           (64,843)             (21)         (890,955)                -
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     266,549           41,141        11,505,942             1,829
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           198,190           60,024        11,074,768             1,827
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   155,897           60,198        10,490,078             1,845
Net assets at beginning of year              60,198                -             1,845                 -
                                      -------------------------------------------------------------------
Net assets at end of year             $     216,095    $      60,198     $  10,491,923     $       1,845
                                      ===================================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          PIMCO VIT LOW DURATION            PIMCO VIT REAL RETURN
                                           2008            2007              2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     492,487    $     762,894     $     104,306    $      96,601
     Capital gains distributions            253,507                -             3,864            5,453
     Realized capital gain (loss)
       on sales of fund shares              (15,067)         (58,901)          (67,641)        (108,431)
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,008,329)         564,179          (320,668)         249,715
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (277,402)       1,268,172          (280,139)         243,338

   From contract owner
     transactions:
     Variable annuity deposits              295,031          812,072           205,769          295,213
     Contract owner maintenance
       charges                             (322,365)        (259,887)          (70,910)         (23,925)
     Terminations and withdrawals        (4,516,450)      (2,525,339)       (1,175,181)        (285,433)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                  (1,735,246)         426,313         1,379,276       (1,408,686)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (6,279,030)      (1,546,841)          338,954       (1,422,831)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (6,556,432)        (278,669)           58,815       (1,179,493)
Net assets at beginning of year          21,800,146       22,078,815         2,453,819        3,633,312
                                      ------------------------------------------------------------------
Net assets at end of year             $  15,243,714    $  21,800,146     $   2,512,634    $   2,453,819
                                      ==================================================================

                                        PIMCO VIT
                                        SMALL CAP
                                      STOCKSPLUS TR            ROYCE MICRO-CAP
                                          2008             2008              2007*
                                      -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $         (22)   $      35,458     $          33
     Capital gains distributions                345          201,738               229
     Realized capital gain (loss)
       on sales of fund shares                5,809          (60,013)               (1)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (779)      (1,008,043)             (375)
                                      -------------------------------------------------
   Net increase (decrease) in
     net assets from operations               5,353         (830,860)             (114)

   From contract owner
     transactions:
     Variable annuity deposits                  117           37,062             9,019
     Contract owner maintenance                 (63)
       charges                                                (6,632)               (7)
     Terminations and withdrawals               (85)         (62,363)                -
     Annuity payments                             -                -                 -
     Transfers between
       subaccounts, net                       2,294        2,056,222             4,548
                                      -------------------------------------------------
   Net increase (decrease) in net             2,263        2,024,289            13,560
     assets from contract owner
     transactions
                                      -------------------------------------------------
Net increase (decrease) in net                7,616        1,193,429            13,446
   assets
Net assets at beginning of year                   -           13,446                 -
                                      -------------------------------------------------
Net assets at end of year             $       7,616    $   1,206,875     $      13,446
                                      =================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                  Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              RYDEX VT ABSOLUTE                  RYDEX VT ESSENTIAL
                                              RETURN STRATEGIES                PORTFOLIO CONSERVATIVE
                                            2008             2007*             2008             2007*
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $         (54)   $          (3)    $      22,878    $       1,188
     Capital gains distributions                  -                -            10,417              671
     Realized capital gain (loss)
       on sales of fund shares                 (666)               -           (17,610)             855
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (15,873)            (124)         (128,612)            (607)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (16,593)            (127)         (112,927)           2,107

   From contract owner
     transactions:
     Variable annuity deposits                5,794           18,047                 -               -
     Contract owner maintenance
       charges                                 (363)               -           (13,096)            (121)
     Terminations and withdrawals            (1,329)               -          (108,198)            (352)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                     102,054                -         1,084,485           55,386
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           106,156           18,047           963,191           54,913
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    89,563           17,920           850,264           57,020
Net assets at beginning of year              17,920                -            57,020                -
                                      ------------------------------------------------------------------
Net assets at end of year             $     107,483    $      17,920     $     907,284    $      57,020
                                      ==================================================================

                                              RYDEX VT ESSENTIAL
                                              PORTFOLIO MODERATE               RYDEX VT HEDGED EQUITY
                                            2008             2007*              2008             2007*
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       1,838    $         153     $          20     $          (1)
     Capital gains distributions              1,192               23                 -                 -
     Realized capital gain (loss)
       on sales of fund shares               (4,752)               2              (426)                -
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (24,601)              110           (2,484)             (125)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (26,323)             288            (2,890)             (126)

   From contract owner
     transactions:
     Variable annuity deposits                2,251                -                 -             9,017
     Contract owner maintenance
       charges                                 (595)             (20)              (85)                -
     Terminations and withdrawals                 -                -              (992)                -
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     162,747            7,902             5,649                 -
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           164,403            7,882             4,572             9,017
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   138,080            8,170             1,682             8,891
Net assets at beginning of year               8,170                -             8,891                 -
                                      -------------------------------------------------------------------
Net assets at end of year             $     146,250    $       8,170     $      10,573     $       8,891
                                      ===================================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           RYDEX VT SECTOR ROTATION              SBL ALL CAP VALUE
                                            2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (32,064)   $     (44,997)    $     (20,090)   $     (33,875)
     Capital gains distributions              4,568          280,818                 -                -
     Realized capital gain (loss)
       on sales of fund shares              147,887           81,012           (21,330)         158,415
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,146,108)         307,534          (654,147)         (95,907)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,025,717)         624,367          (695,567)          28,633

   From contract owner
     transactions:
     Variable annuity deposits               21,155          158,780            22,716          174,856
     Contract owner maintenance
       charges                              (36,950)         (39,162)          (15,082)         (28,652)
     Terminations and withdrawals          (562,650)        (196,128)         (324,042)        (384,150)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                  (1,095,445)         370,592          (311,551)          59,512
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,673,890)         294,082          (627,959)        (178,434)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (2,699,607)         918,449        (1,323,526)        (149,801)
Net assets at beginning of year           3,823,677        2,905,228         2,222,663        2,372,464
                                      ------------------------------------------------------------------
Net assets at end of year             $   1,124,070    $   3,823,677     $     899,137    $   2,222,663
                                      ==================================================================

                                            SBL ALPHA OPPORTUNITY                SBL ENHANCED INDEX
                                            2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      (5,740)   $      (7,766)    $     (24,558)    $    (139,688)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              (12,974)          52,938           (16,676)        1,726,708
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (164,176)          3,360           (775,906)      (1,354,597)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (182,890)          48,532          (817,140)          232,423

   From contract owner
     transactions:
     Variable annuity deposits                    -           14,892               252           326,060
     Contract owner maintenance
       charges                               (2,834)          (5,586)          (21,893)         (105,217)
     Terminations and withdrawals           (24,057)         (35,509)         (293,794)       (1,123,912)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                      (6,685)         191,765           (79,523)      (11,881,113)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (33,576)         165,562          (394,958)      (12,784,182)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (216,466)         214,094        (1,212,098)      (12,551,759)
Net assets at beginning of year             506,823          292,729         2,425,056        14,976,813
                                      -------------------------------------------------------------------
Net assets at end of year             $     290,357    $     506,823     $   1,212,958     $   2,425,056
                                      ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                  SBL EQUITY                         SBL GLOBAL
                                            2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (13,273)   $     (96,049)    $    (125,383)   $    (182,384)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (37,871)       1,382,430            10,711        1,778,665
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (375,529)      (1,107,179)       (4,312,300)        (701,520)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (426,673)         179,202        (4,426,972)         894,761

   From contract owner
     transactions:
     Variable annuity deposits               23,157        1,765,443           495,477        3,076,502
     Contract owner maintenance
       charges                               (7,497)         (55,131)          (99,908)        (119,095)
     Terminations and withdrawals           (76,705)        (560,310)       (1,019,549)      (1,018,154)
     Annuity payments                             -             (279)             (348)            (448)
     Transfers between
       subaccounts, net                    (221,354)      (8,621,822)         (239,751)      (8,138,772)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (282,399)      (7,472,099)         (864,079)      (6,199,967)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (709,072)      (7,292,897)       (5,291,051)      (5,305,206)
Net assets at beginning of year           1,311,821        8,604,717        11,566,501       16,871,707
                                      ------------------------------------------------------------------
Net assets at end of year             $     602,749    $   1,311,821     $   6,275,450    $  11,566,501
                                      ==================================================================

                                                SBL HIGH YIELD                  SBL LARGE CAP VALUE
                                            2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (156,580)   $    (316,766)    $     (90,269)    $    (159,030)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              652,480        1,117,184           118,738           550,806
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,716,552)        (557,265)       (2,786,417)          181,227
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (4,220,652)         243,153        (2,757,948)          573,003

   From contract owner
     transactions:
     Variable annuity deposits              577,254        3,771,280           541,547         2,571,352
     Contract owner maintenance
       charges                             (124,091)        (210,926)          (69,329)         (112,091)
     Terminations and withdrawals        (1,530,361)      (2,238,387)       (1,019,886)       (1,270,601)
     Annuity payments                          (295)            (824)                -                 -
     Transfers between
       subaccounts, net                  (4,455,846)      (1,075,109)       (3,252,061)       (1,367,482)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (5,533,339)         246,034        (3,799,729)         (178,822)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (9,753,991)         489,187        (6,557,677)          394,181
Net assets at beginning of year          19,660,876       19,171,688        10,419,552        10,025,371
                                      -------------------------------------------------------------------
Net assets at end of year             $   9,906,885    $  19,660,876     $   3,861,875     $  10,419,552
                                      ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         SBL MANAGED ASSET ALLOCATION            SBL MID CAP GROWTH
                                            2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (16,496)   $     (15,666)    $     (31,918)   $    (218,212)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (62,112)          70,690          (695,146)         319,527
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (286,123)         (20,860)         (385,897)      (1,889,327)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (364,731)          34,164        (1,112,961)      (1,788,012)

   From contract owner
     transactions:
     Variable annuity deposits                  136          215,977           146,957        3,512,131
     Contract owner maintenance
       charges                               (9,390)         (10,413)          (25,406)        (144,026)
     Terminations and withdrawals          (119,116)         (60,757)         (244,632)      (1,353,139)
     Annuity payments                             -                -                 -             (601)
     Transfers between
       subaccounts, net                    (360,934)         465,579       (10,518,906)      (3,251,898)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (489,304)         610,386       (10,641,987)      (1,237,533)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (854,035)         644,550       (11,754,948)      (3,025,545)
Net assets at beginning of year           1,551,520          906,970        13,072,280       16,097,825
                                      ------------------------------------------------------------------
Net assets at end of year             $     697,485    $   1,551,520     $   1,317,332    $  13,072,280
                                      ==================================================================

                                              SBL MID CAP VALUE                   SBL MONEY MARKET
                                            2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (155,601)   $    (295,416)    $    (264,898)    $    (128,324)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              784,162          642,564           281,672           408,241
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,458,945)        (274,584)          109,972            14,899
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,830,384)          72,564           126,746           294,816

   From contract owner
     transactions:
     Variable annuity deposits              687,629        4,405,976         4,735,856        19,012,246
     Contract owner maintenance
       charges                             (136,114)        (208,793)         (320,221)         (116,493)
     Terminations and withdrawals        (1,712,703)      (1,998,586)       (4,581,689)       (1,938,752)
     Annuity payments                          (380)            (699)             (595)             (203)
     Transfers between
       subaccounts, net                  (7,470,850)         500,198        12,938,936       (14,048,568)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (8,632,418)       2,698,096        12,772,287         2,908,230
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (12,462,802)       2,770,660        12,899,033         3,203,046
Net assets at beginning of year          20,441,200       17,670,540        14,913,861        11,710,815
                                      -------------------------------------------------------------------
Net assets at end of year             $   7,978,398    $  20,441,200     $  27,812,894     $  14,913,861
                                      ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                SBL SELECT 25                   SBL SMALL CAP GROWTH
                                           2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (14,190)   $     (37,311)    $     (40,589)   $    (217,744)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (64,170)         186,027           679,157          503,491
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (319,583)        (261,585)       (2,666,584)         453,813
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (397,943)        (112,869)       (2,028,016)         739,560

   From contract owner
     transactions:
     Variable annuity deposits                9,661          105,305           162,950        3,362,574
     Contract owner maintenance
       charges                              (13,026)         (24,863)          (32,603)        (148,437)
     Terminations and withdrawals          (179,611)        (251,810)         (284,799)      (1,395,136)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                    (172,291)      (2,014,547)      (10,913,121)      (2,719,493)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (355,267)      (2,185,915)      (11,067,573)        (900,492)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (753,210)      (2,298,784)      (13,095,589)        (160,932)
Net assets at beginning of year           1,344,530        3,643,314        14,973,543       15,134,475
                                      ------------------------------------------------------------------
Net assets at end of year             $     591,320    $   1,344,530     $   1,877,954    $  14,973,543
                                      ==================================================================

                                             SBL SMALL CAP VALUE              SBL US INTERMEDIATE BOND
                                           2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (13,377)   $     (20,042)    $    (127,841)    $    (272,323)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares               29,808           72,351            94,974         1,167,978
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (432,748)          37,233        (1,165,228)         (766,448)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (416,317)          89,542        (1,198,095)          129,207

   From contract owner
     transactions:
     Variable annuity deposits                5,446           74,624           564,564         1,147,134
     Contract owner maintenance
       charges                              (15,574)         (16,004)          (90,593)         (201,815)
     Terminations and withdrawals          (222,205)        (137,856)       (1,053,728)       (2,341,993)
     Annuity payments                             -                -              (515)             (245)
     Transfers between
       subaccounts, net                    (355,157)         384,343         5,479,179       (15,828,881)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (587,490)         305,107         4,898,907       (17,225,800)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,003,807)         394,649         3,700,812       (17,096,593)
Net assets at beginning of year           1,532,827        1,138,178         7,783,452        24,880,045
                                      -------------------------------------------------------------------
Net assets at end of year             $     529,020    $   1,532,827     $  11,484,264     $   7,783,452
                                      ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           VAN KAMPEN LIT COMSTOCK           VAN KAMPEN LIT GOVERNMENT
                                            2008             2007*             2008             2007*
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        (326)   $         (86)    $     256,101    $     (51,447)
     Capital gains distributions              1,519                1                 -                -
     Realized capital gain (loss)
       on sales of fund shares               (2,714)              24            (4,335)          15,741
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (29,176)          (1,829)         (301,341)         412,149
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (30,697)          (1,890)          (49,575)         376,443

   From contract owner
     transactions:
     Variable annuity deposits                  540                -            91,972          100,558
     Contract owner maintenance
       charges                                 (395)             (55)         (109,157)         (43,958)
     Terminations and withdrawals            (8,837)            (163)       (1,221,320)        (284,928)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                      82,286           24,667        (1,767,407)       9,403,128
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            73,594           24,451        (3,005,912)       9,174,800
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    42,897           22,561        (3,055,487)       9,551,243
Net assets at beginning of year              22,561                -         9,551,243                -
                                      ------------------------------------------------------------------
Net assets at end of year             $      65,458    $      22,561     $   6,495,756    $   9,551,243
                                      ==================================================================

                                                                            VAN KAMPEN
                                                VAN KAMPEN UIF              UIF EQUITY
                                           EMERGING MARKETS EQUITY          AND INCOME
                                            2008             2007*              2008
                                      -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      (6,603)   $      (4,040)    $         397
     Capital gains distributions            145,123                -             1,695
     Realized capital gain (loss)
       on sales of fund shares              (80,260)           3,731            (1,768)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (454,241)         121,268           (16,486)
                                      -------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (395,981)         120,959           (16,162)

   From contract owner
     transactions:
     Variable annuity deposits                2,958                -                 -
     Contract owner maintenance
       charges                               (6,106)          (5,007)             (488)
     Terminations and withdrawals          (176,685)         (19,306)           (5,921)
     Annuity payments                             -                -                 -
     Transfers between
       subaccounts, net                    (129,742)         867,053           112,661
                                      -------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (309,575)         842,740           106,252
                                      -------------------------------------------------
Net increase (decrease) in net
   assets                                  (705,556)         963,699            90,090
Net assets at beginning of year             963,699                -                 -
                                      -------------------------------------------------
Net assets at end of year             $     258,143    $     963,699     $      90,090
                                      =================================================

*     For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

AdvanceDesigns Variable Annuity (AdvanceDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvanceDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                     SUBACCOUNT                                                     MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                     AIM V.I. Basic Value Fund (Series II)
AIM V.I. Capital Development                             AIM V.I. Capital Development (Series II)
AIM V.I. Global Health Care                              AIM V.I. Global Health Care Fund (Series I)
AIM V.I. Global Real Estate                              AIM V.I. Real Estate Fund (Series I)
AIM V.I. International Growth                            AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity                             AIM V.I. Mid Cap Core Equity Fund (Series II)
American Century VP Mid Cap Value (5)                    American Century VP Mid Cap Value (Class II)
American Century VP Ultra                                American Century VP Ultra Fund (Class II)
American Century VP Value                                American Century VP Value Fund (Class II)
Direxion Evolution VP All-Cap Equity                     Direxion Evolution VP All-Cap Equity Fund
Direxion Evolution VP Managed Bond                       Direxion Evolution VP Managed Bond Fund
Dreyfus IP Technology Growth                             Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value                          Dreyfus VIF International Value Portfolio (Service Class)
Franklin Income Securities                               Franklin Income Securities (Class II)
Franklin Small Cap Value Securities                      Franklin Small Cap Value Securities (Class II)
Janus Aspen INTECH Risk-Managed Core                     Janus Aspen INTECH Risk-Managed Core (Service Class)
Janus Aspen Large Cap Growth                             Janus Aspen Large Cap Growth (Service Class)
Janus Aspen Mid Cap Growth                               Janus Aspen Mid Cap Growth (Service Class)
Legg Mason Partners Variable Aggressive Growth           Legg Mason Partners Variable Aggressive Growth (Class II)
Legg Mason Partners Variable Global High Yield Bond      Legg Mason Partners Variable Global High Yield Bond (Class II)
Legg Mason Partners Variable Small Cap Growth            Legg Mason Partners Variable Small Cap Growth (Class I)
MFS VIT Research International                           MFS VIT Research International (Service Class)
MFS VIT Total Return                                     MFS VIT Total Return (Service Class)
MFS VIT Utilities                                        MFS VIT Utilities (Service Class)
Mutual Discovery Securities                              Mutual Discovery Securities (Class II)
Neuberger Berman AMT Socially Responsive                 Neuberger Berman AMT Socially Responsive (Class S)
Oppenheimer Core Bond Fund/VA                            Oppenheimer Core Bond Fund/VA (Service Class)
Oppenheimer Main Street Small Cap Fund/VA                Oppenheimer Main Street Small Cap Fund/VA (Service Class)
PIMCO VIT All Asset                                      PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy                   PIMCO VIT CommodityRealReturn Strategy (Administrative Class)

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                     SUBACCOUNT                                                     MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond                          PIMCO VIT Emerging Markets Bond (Advisor Class)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)              PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
                                                            (Administrative Class)
PIMCO VIT Low Duration                                   PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                    PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT Small Cap StocksPLUS TR (5)                    PIMCO VIT Small Cap StocksPLUS TR (Advisor Class)
Royce Micro-Cap                                          Royce Micro-Cap
Rydex VT Absolute Return Strategies                      Rydex VT Absolute Return Strategies
Rydex VT Essential Portfolio Aggressive (4)              Rydex VT Essential Portfolio Aggressive
Rydex VT Essential Portfolio Conservative (4)            Rydex VT Essential Portfolio Conservative
Rydex VT Essential Portfolio Moderate                    Rydex VT Essential Portfolio Moderate
Rydex VT Hedged Equity                                   Rydex VT Hedged Equity
Rydex VT Multi-Cap Core Equity (4)                       Rydex VT Multi-Cap Core Equity
Rydex VT Sector Rotation                                 Rydex VT Sector Rotation Fund
SBL All Cap Value (1)                                    SBL All Cap Value
SBL Alpha Opportunity (2)                                SBL Alpha Opportunity
SBL Enhanced Index                                       SBL Enhanced Index
SBL Equity                                               SBL Equity
SBL Global                                               SBL Global
SBL High Yield                                           SBL High Yield
SBL Large Cap Value                                      SBL Large Cap Value
SBL Managed Asset Allocation                             SBL Managed Asset Allocation
SBL Mid Cap Growth                                       SBL Mid Cap Growth
SBL Mid Cap Value                                        SBL Mid Cap Value
SBL Money Market                                         SBL Money Market
SBL Select 25                                            SBL Select 25
SBL Small Cap Growth                                     SBL Small Cap Growth
SBL Small Cap Value                                      SBL Small Cap Value
SBL US Intermediate Bond (3)                             SBL US Intermediate Bond
Van Kampen LIT Comstock                                  Van Kampen LIT Comstock (Class II)
Van Kampen LIT Government                                Van Kampen LIT Government (Class II)
Van Kampen UIF Emerging Markets Equity                   Van Kampen UIF Emerging Markets Equity Portfolio (Class II)
Van Kampen UIF Equity and Income (5)                     Van Kampen UIF Equity and Income Portfolio (Class II)

(1)   Prior to August 18, 2008, this subaccount was SBL Equity Income.

(2)   No longer available for investment.

(3)   Prior to November 24, 2008, this subaccount was SBL Diversified Income.

(4) These subaccounts were available for investment in 2008 and 2007; however, there was no activity.

(5) These subaccounts were available for investment in 2007, however there was no activity until 2008.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Invesco AIM Advisors, Inc. has engaged various subadvisors to provide services to AIM V.I. Basic Value Fund, AIM V.I Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. American Century Investment Management, Inc. serves as investment advisor for American Century VP Mid Cap Value, American Century VP Ultra Fund and American Century VP Value Fund. Rafferty Asset Management, LLC has engaged Flexible Plan Investments, Ltd. to provide subadvisory services to Direxion Evolution VP All-Cap Equity Fund and Direxion Evolution VP Managed Bond Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisers, Inc. serves as investment advisor for Franklin Income Securities. Franklin Advisory Services, LLC serves as investment advisor for Franklin Small Cap Value Securities. Janus Capital Management, LLC, serves as investment advisor for Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, and Janus Aspen Mid Cap Growth. Legg Mason Partners Fund Advisor, LLC has engaged ClearBridge Advisors, LLC to provide subadvisory services to Legg Mason Partners Variable Aggressive Growth and Legg Mason Partners Variable Small Cap Growth and also engaged Western Asset Management Company and Western Asset Management Company Limited to provide subadvisory services to Legg Mason Partners Variable Global High Yield Bond. Massachusetts Financial Services Company serves as investment advisor for MFS VIT Research International, MFS VIT Total Return, and MFS VIT Utilities. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment to provide subadvisory services to Mutual Discovery Securities. Neuberger Berman Management Inc has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Small Cap StocksPLUS TR. Royce & Associates, LLC serves as investment advisor for Royce Micro-Cap. Rydex Investments serves as investment advisor for Rydex VT Absolute Return Strategies, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Fund. Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value,

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SBL Equity, SBL High Yield, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, and SBL US Intermediate Bond. SI has engaged Security Global Investors, LLC and Mainstream Investment Advisers LLC, to provide subadvisory services to SBL Alpha Opportunity; Northern Trust Investments, N.A., to provide subadvisory services to SBL Enhanced Index; T. Rowe Price Associates, Inc. to provide subadvisory services to SBL Managed Asset Allocation; Security Global Investors, LLC to provide subadvisory services to SBL Global; and Wells Capital Management, Inc. to provide subadvisory services to SBL Small Cap Value. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Comstock and Van Kampen LIT Government. Morgan Stanley Investment Management Inc. serves as investment advisor for Van Kampen UIF Emerging Markets Equity Portfolio and Van Kampen UIF Equity and Income Portfolio.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, follows:

                                                       COST OF       PROCEEDS
SUBACCOUNT                                            PURCHASES     FROM SALES
--------------------------------------------------------------------------------

AIM V.I. Basic Value                                $  1,966,669   $  1,363,442
AIM V.I. Capital Development                           1,294,629      2,273,646
AIM V.I. Global Health Care                              234,934        142,266
AIM V.I. Global Real Estate                            1,408,782      1,237,375
AIM V.I. International Growth                          5,405,922      5,734,920
AIM V.I. Mid Cap Core Equity                             494,971        166,666
American Century VP Mid Cap Value                         15,190          6,550
American Century VP Ultra                                657,688        768,859
American Century VP Value                              5,028,790     16,161,281
Direxion Evolution VP All-Cap Equity                   2,922,778      5,398,788
Direxion Evolution VP Managed Bond                     1,202,064      2,102,355
Dreyfus IP Technology Growth                             147,324         57,816
Dreyfus VIF International Value                        2,484,333      1,775,403
Franklin Income Securities                               767,439        177,352

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       COST OF       PROCEEDS
SUBACCOUNT                                            PURCHASES     FROM SALES
--------------------------------------------------------------------------------

Franklin Small Cap Value Securities                 $    131,942   $     23,565
Janus Aspen INTECH Risk-Managed Core                   1,277,734      2,710,139
Janus Aspen Large Cap Growth                          15,746,691      7,325,268
Janus Aspen Mid Cap Growth                            10,789,215      1,779,570
Legg Mason Partners Variable Aggressive Growth            28,567         25,719
Legg Mason Partners Variable Global High Yield Bond   10,725,857      4,761,457
Legg Mason Partners Variable Small Cap Growth         14,025,924      6,167,228
MFS VIT Research International                           453,405        267,929
MFS VIT Total Return                                     103,164         10,992
MFS VIT Utilities                                        534,735      1,083,859
Mutual Discovery Securities                            2,848,018      2,746,887
Neuberger Berman AMT Socially Responsive                 140,733         16,483
Oppenheimer Core Bond Fund/VA                         10,785,991     21,191,041
Oppenheimer Main Street Small Cap Fund/VA              1,161,427      2,254,734
PIMCO VIT All Asset                                      155,428        557,259
PIMCO VIT CommodityRealReturn Strategy                 2,196,579      8,238,025
PIMCO VIT Emerging Markets Bond                          298,600         75,702
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)           12,454,090      1,257,269
PIMCO VIT Low Duration                                 3,206,339      8,739,375
PIMCO VIT Real Return                                  8,111,693      7,664,569
PIMCO VIT Small Cap StocksPLUS TR                        360,502        357,916
Royce Micro-Cap                                        2,848,846        587,361
Rydex VT Absolute Return Strategies                      117,264         11,162
Rydex VT Essential Portfolio Conservative              1,206,602        210,116
Rydex VT Essential Portfolio Moderate                    273,954        106,521
Rydex VT Hedged Equity                                     6,265          1,673
Rydex VT Sector Rotation                                 122,855      1,824,241
SBL All Cap Value                                        213,941        861,990
SBL Alpha Opportunity                                    138,565        177,881
SBL Enhanced Index                                         4,882        424,398
SBL Equity                                                74,148        369,820
SBL Global                                             1,308,830      2,298,292
SBL High Yield                                        10,685,943     16,375,862
SBL Large Cap Value                                      859,862      4,749,860
SBL Managed Asset Allocation                              77,912        583,712
SBL Mid Cap Growth                                     2,343,276     13,017,181

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       COST OF       PROCEEDS
SUBACCOUNT                                            PURCHASES     FROM SALES
--------------------------------------------------------------------------------

SBL Mid Cap Value                                   $  2,290,073   $ 11,078,092
SBL Money Market                                      31,278,527     18,771,138
SBL Select 25                                          1,526,087      1,895,544
SBL Small Cap Growth                                     440,350     11,548,512
SBL Small Cap Value                                       36,696        637,563
SBL US Intermediate Bond                               8,146,241      3,375,175
Van Kampen LIT Comstock                                   86,449         11,662
Van Kampen LIT Government                                769,343      3,519,154
Van Kampen UIF Emerging Markets Equity                   702,924        873,979
Van Kampen UIF Equity and Income                         117,519          9,175

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 1.20% to 1.45% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.60% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, except for those individual subaccounts operating for portions of the year as disclosed in the financial statements, follow:

                                                       2008                                        2007
                                   ------------------------------------------   -----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                   236,439        (255,548)      (19,109)      155,021        (437,215)     (282,194)
AIM V.I. Capital Development           219,174        (399,159)     (179,985)    1,041,279         (47,755)      993,524
AIM V.I. Global Health Care             20,067         (19,568)          499        12,430         (13,503)       (1,073)
AIM V.I. Global Real Estate            100,239        (115,393)      (15,154)      156,318        (179,593)      (23,275)
AIM V.I. International Growth          770,616        (769,823)          793     1,201,465        (435,331)      766,134
AIM V.I. Mid Cap Core Equity            95,563         (78,863)       16,700        34,882         (28,493)        6,389
American Century VP Mid Cap Value        2,019            (860)        1,159             -               -             -
American Century VP Ultra               63,957        (106,007)      (42,050)      452,437      (2,119,670)   (1,667,233)
American Century VP Value              769,434      (1,795,118)   (1,025,684)    1,003,842        (698,933)      304,909
Direxion Evolution VP
   All-Cap Equity                      249,752        (672,982)     (423,230)      492,851        (462,547)       30,304
Direxion Evolution VP
   Managed Bond                        203,592        (305,883)     (102,291)      240,629        (338,901)      (98,272)
Dreyfus IP Technology Growth            17,151          (6,750)       10,401        12,910          (8,802)        4,108
Dreyfus VIF International Value        290,734        (330,270)      (39,536)      240,606        (460,119)     (219,513)
Franklin Income Securities             123,022         (62,286)       60,736         5,232          (3,691)        1,541
Franklin Small Cap
   Value Securities                     24,370         (12,109)       12,261             -               -             -
Janus Aspen INTECH Risk-Managed
   Core                                379,646        (574,221)     (194,575)    1,471,929         (93,357)    1,378,572
Janus Aspen Large Cap Growth         2,092,533      (1,276,411)      816,122     1,197,653         (73,385)    1,124,268
Janus Aspen Mid Cap Growth           1,136,488        (305,499)      830,989        14,586          (1,495)       13,091
Legg Mason Partners
   Variable Aggressive Growth            4,653          (2,811)        1,842         8,605              (2)        8,603
Legg Mason Partners Variable
   Global High Yield Bond            1,139,896        (563,297)      576,599           434              (1)          433
Legg Mason Partners
   Variable Small Cap Growth         1,524,934        (746,704)      778,230         2,774              (4)        2,770
MFS VIT Research International          90,537         (73,150)       17,387         2,851              (2)        2,849
MFS VIT Total Return                    12,394          (2,448)        9,946         3,792          (3,199)          593
MFS VIT Utilities                      154,761        (213,745)      (58,984)       82,080          (5,197)       76,883
Mutual Discovery Securities            415,956        (437,052)      (21,096)      870,596         (37,779)      832,817
Neuberger Berman AMT
   Socially Responsive                  16,592          (9,194)        7,398         8,954          (8,948)            6
Oppenheimer Core Bond Fund/VA        1,569,927      (3,230,167)   (1,660,240)    1,866,283        (103,638)    1,762,645
Oppenheimer Main Street
   Small Cap Fund/VA                   185,245        (275,932)      (90,687)      911,951        (707,293)      204,658

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

                                                        2008                                       2007
                                   ------------------------------------------   -----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset                     12,336         (46,389)      (34,053)       49,745         (14,167)       35,578
PIMCO VIT
   CommodityRealReturn Strategy        241,592        (746,680)     (505,088)      534,305         (13,730)      520,575
PIMCO VIT Emerging Markets Bond         26,830          (7,184)       19,646         5,796              (8)        5,788
PIMCO VIT Foreign Bond
   (U.S. Dollar-Hedged)              1,320,002        (204,840)    1,115,162           793            (610)          183
PIMCO VIT Low Duration               1,085,818      (1,701,048)     (615,230)      677,075        (768,952)      (91,877)
PIMCO VIT Real Return                  844,015        (809,838)       34,177       121,547        (250,615)     (129,068)
PIMCO VIT Small Cap StocksPLUS TR       49,665         (48,526)        1,139             -               -             -
Royce Micro-Cap                        302,475         (73,787)      228,688         1,394              (1)        1,393
Rydex VT Absolute
   Return Strategies                    25,054         (12,961)       12,093         1,803               -         1,803
Rydex VT Essential
   Portfolio Conservative              140,364         (42,428)       97,936        14,896          (9,344)        5,552
Rydex VT Essential
   Portfolio Moderate                   28,490         (11,239)       17,251           797              (2)          795
Rydex VT Hedged Equity                   1,680          (1,115)          565           894               -           894
Rydex VT Sector Rotation                21,018        (125,541)     (104,523)       55,639         (32,349)       23,290
SBL All Cap Value                       44,759        (103,991)      (59,232)       84,846         (94,362)       (9,516)
SBL Alpha Opportunity                   22,316         (25,110)       (2,794)      101,247         (89,973)       11,274
SBL Enhanced Index                      18,113         (56,351)      (38,238)      248,211      (1,412,217)   (1,164,006)
SBL Equity                              18,529         (53,431)      (34,902)      319,760      (1,062,873)     (743,113)
SBL Global                             195,702        (258,718)      (63,016)      366,955        (775,374)     (408,419)
SBL High Yield                       1,208,253      (1,611,595)     (403,342)    1,220,783      (1,144,469)       76,314
SBL Large Cap Value                    227,488        (552,388)     (324,900)      437,083        (415,597)       21,486
SBL Managed Asset Allocation            11,482         (57,834)      (46,352)      133,470         (80,390)       53,080
SBL Mid Cap Growth                     321,931      (1,451,724)   (1,129,793)      600,191        (676,358)      (76,167)
SBL Mid Cap Value                      268,133        (802,392)     (534,259)      609,312        (413,976)      195,336
SBL Money Market                     4,946,365      (3,425,780)    1,520,585     4,989,755      (4,632,432)      357,323
SBL Select 25                          203,717        (246,099)      (42,382)       91,345        (316,082)     (224,737)
SBL Small Cap Growth                   139,350      (1,000,239)     (860,889)      468,744        (493,503)      (24,759)
SBL Small Cap Value                      6,823         (43,500)      (36,677)       59,565         (40,354)       19,211
SBL US Intermediate Bond               990,829        (448,871)      541,958     1,194,078      (2,887,174)   (1,693,096)
Van Kampen LIT Comstock                 10,349          (1,501)        8,848         6,835          (4,458)        2,377
Van Kampen LIT Government              307,320        (586,125)     (278,805)    1,036,753        (107,760)      928,993
Van Kampen UIF Emerging Markets
   Equity                               58,650         (87,891)      (29,241)       84,857          (2,084)       82,773
Van Kampen UIF Equity and Income        15,997          (3,675)       12,322             -               -             -

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the four years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as described in the financial statements, were as follows:

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
Units                                         471,292           490,400          772,595         877,032         482,437
Unit value                                      $6.58            $14.30           $14.74          $13.63          $13.50
Net assets                                 $3,102,216        $7,009,064      $11,384,982     $11,951,031      $6,512,975
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       0.51%             0.27%            0.12%              -%              -%
Total return***                              (53.99)%           (2.98)%            8.14%           0.94%           6.13%

AIM V.I. CAPITAL DEVELOPMENT (3)
Units                                         813,539           993,524                -               -               -
Unit value                                      $4.98             $9.84               $-              $-              $-
Net assets                                 $4,048,671        $9,768,395               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (49.39)%           (1.63)%               -%              -%              -%

AIM V.I. GLOBAL HEALTH CARE
Units                                          44,983            44,484           45,556          39,879          23,325
Unit value                                      $9.11            $13.34           $12.46          $12.36          $11.94
Net assets                                   $410,004          $593,232         $567,437        $492,958        $278,468
Ratio of expenses to net assets*        1.35% - 1.60%      1.35% -1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (31.71)%             7.06%            0.76%           3.54%           3.02%

AIM V.I. GLOBAL REAL ESTATE
Units                                         234,077           249,232          272,507         265,785         161,870
Unit value                                     $11.94            $22.52           $24.91          $18.24          $16.68
Net assets                                 $2,794,424        $5,613,428       $6,786,782      $4,847,929      $2,699,222
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       5.87%             5.71%            1.10%           1.27%           1.24%
Total return***                              (46.98)%           (9.59)%           36.54%           9.39%          30.82%

AIM V.I. INTERNATIONAL GROWTH (1)
Units                                       1,783,140         1,782,347        1,016,213         827,995         490,166
Unit value                                      $9.95            $17.47           $15.95          $13.03          $11.56
Net assets                                $17,737,602       $31,148,765      $16,211,942     $10,787,117      $5,667,083
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       0.47%             0.50%            1.04%           0.69%           0.88%
Total return***                              (43.05)%             9.55%           22.45%          12.69%          15.60%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
Units                                          68,266            51,565           45,177          31,329          12,624
Unit value                                     $10.35            $15.16           $14.49          $13.64          $13.28
Net assets                                   $706,520          $781,553         $654,584        $427,179        $167,543
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       1.64%             0.05%            0.86%           0.36%           0.04%
Total return***                              (31.73)%             4.61%            6.26%           2.70%           8.76%

AMERICAN CENTURY VP MID CAP VALUE
Units                                           1,160                 -                -               -               -
Unit value ****                                 $6.65             $9.20               $-              $-              $-
Net assets                                     $7,706                $-               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%                -%               -%              -%              -%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (27.72)%           (7.98)%               -%              -%              -%

AMERICAN CENTURY VP ULTRA
Units                                         152,294           194,345        1,861,578       1,292,125         775,279
Unit value                                      $7.12            $12.75           $11.02          $11.91          $12.20
Net assets                                 $1,084,152        $2,476,301      $20,512,095     $15,392,003      $9,459,417
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (44.16)%            15.66%          (7.50)%         (2.37)%           5.90%

AMERICAN CENTURY VP VALUE
Units                                       1,459,245         2,484,929        2,180,020       1,326,794         714,068
Unit value                                      $9.67            $13.79           $15.22          $13.42          $13.37
Net assets                                $14,104,080       $34,272,064      $33,174,464     $17,801,190      $9,543,245
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       1.96%             1.54%            0.95%           0.55%           0.47%
Total return***                              (29.88)%           (9.37)%           13.42%           0.39%           9.32%

DIREXION EVOLUTION VP
ALL-CAP EQUITY (1)
Units                                       1,476,478         1,899,707        1,869,403         608,262         102,089
Unit value                                      $8.07            $11.45           $11.60          $10.75          $10.23
Net assets                                $11,915,949       $21,749,446      $21,686,820      $6,539,011      $1,044,078
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%             0.28%            0.02%              -%              -%
Total return***                              (29.52)%           (1.31)%            7.90%           5.11%           2.30%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
DIREXION EVOLUTION VP MANAGED BOND (1)
Units                                         897,725         1,000,016        1,098,288         358,195          74,722
Unit value                                      $8.65             $8.76            $9.05           $9.25          $10.08
Net assets                                 $7,767,474        $8,762,059       $9,939,356      $3,312,453        $753,392
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       4.12%             2.77%            0.35%           2.06%              -%
Total return***                               (1.26)%           (3.18)%          (2.13)%         (8.28)%           0.80%

DREYFUS IP TECHNOLOGY GROWTH (1)
Units                                          38,403            28,003           23,895          14,652             299
Unit value                                      $6.15            $10.93            $9.98          $10.02          $10.11
Net assets                                   $236,127          $306,024         $238,521        $146,814          $3,018
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (43.73)%             9.53%          (0.38)%         (0.93)%           1.10%

DREYFUS VIF INTERNATIONAL VALUE (1)
Units                                         613,190           652,726          872,239         754,900         443,735
Unit value                                      $8.36            $13.96           $14.04          $11.98          $11.20
Net assets                                 $5,125,912        $9,115,025      $12,245,394      $9,043,102      $4,971,159
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       2.14%             1.69%            1.23%              -%           1.39%
Total return***                              (40.11)%           (0.53)%           17.19%           6.93%          12.00%

FRANKLIN INCOME SECURITIES (3)
Units                                          62,277             1,541                -               -               -
Unit value                                      $6.75            $10.03               $-              $-              $-
Net assets                                   $420,527           $15,443               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       9.61%                -%               -%              -%              -%
Total return***                              (32.70)%             0.27%               -%              -%              -%

FRANKLIN SMALL CAP
VALUE SECURITIES (3)
Units                                          12,261                 -                -               -               -
Unit value                                      $5.94             $9.26               $-              $-              $-
Net assets                                    $72,818                $-               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%                -%               -%              -%              -%
Investment income ratio**                       0.77%                -%               -%              -%              -%
Total return***                              (35.85)%           (7.40)%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTECH RISK-MANAGED
CORE (3)
Units                                       1,183,997         1,378,572                -               -               -
Unit value                                      $6.31            $10.33               $-              $-              $-
Net assets                                 $7,464,992       $14,238,062               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       0.67%             0.66%               -%              -%              -%
Total return***                              (38.92)%             3.32%               -%              -%              -%

JANUS ASPEN LARGE CAP GROWTH (3)
Units                                       1,940,390         1,124,269                -               -               -
Unit value                                      $6.04            $10.49               $-              $-              $-
Net assets                                $11,723,512       $11,802,465               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       0.94%             0.49%               -%              -%              -%
Total return***                              (42.42)%             4.94%               -%              -%              -%

JANUS ASPEN MID CAP GROWTH (3)
Units                                         844,080            13,091                -               -               -
Unit value                                      $5.76            $10.71               $-              $-              $-
Net assets                                 $4,861,519          $140,256               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       0.19%             0.06%               -%              -%              -%
Total return***                              (46.22)%             7.12%               -%              -%              -%

LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH (3)
Units                                          10,445             8,603                -               -               -
Unit value                                      $5.58             $9.80               $-              $-              $-
Net assets                                    $58,234           $84,305               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (43.06)%           (1.98)%               -%              -%              -%

LEGG MASON PARTNERS VARIABLE GLOBAL
HIGH YIELD BOND (3)
Units                                         577,032               433                -               -               -
Unit value                                      $6.67            $10.07               $-              $-              $-
Net assets                                 $3,845,752            $4,364               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                      28.27%            14.08%               -%              -%              -%
Total return***                              (33.76)%             0.74%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL
CAP GROWTH (3)
Units                                         780,999             2,770                -               -               -
Unit value                                      $5.81            $10.23               $-              $-              $-
Net assets                                 $4,535,574           $28,344               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (43.21)%             2.31%               -%              -%              -%

MFS VIT RESEARCH INTERNATIONAL (3)
Units                                          20,237             2,850                -               -               -
Unit value                                      $5.75            $10.45               $-              $-              $-
Net assets                                   $116,444           $29,783               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       0.64%                -%               -%              -%              -%
Total return***                              (44.98)%             4.51%               -%              -%              -%

MFS VIT TOTAL RETURN (3)
Units                                          10,539               593                -               -               -
Unit value                                      $7.37             $9.92               $-              $-              $-
Net assets                                    $77,706            $5,883               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       4.77%                -%               -%              -%              -%
Total return***                              (25.71)%           (0.85)%               -%              -%              -%

MFS VIT UTILITIES (3)
Units                                          17,899            76,883                -               -               -
Unit value                                      $6.57            $11.03               $-              $-              $-
Net assets                                   $117,507          $847,924               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       0.57%                -%               -%              -%              -%
Total return***                              (40.44)%            10.27%               -%              -%              -%

MUTUAL DISCOVERY SECURITIES (3)
Units                                         811,721           832,817                -               -               -
Unit value                                      $6.88            $10.04               $-              $-              $-
Net assets                                 $5,584,668        $8,365,146               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       2.32%                -%               -%              -%              -%
Total return***                              (31.47)%             0.43%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT
SOCIALLY RESPONSIVE (2)
Units                                           7,623               225              219               -               -
Unit value                                      $9.66            $16.66           $16.21              $-              $-
Net assets                                    $73,668            $3,747           $3,553              $-              $-
Ratio of expenses to net assets*          1.35%-1.60%       1.35%-1.60%      1.35%-1.60%              -%              -%
Investment income ratio**                       5.86%             0.32%               -%              -%              -%
Total return***                              (42.02)%             2.77%           62.12%              -%              -%

OPPENHEIMER CORE BOND FUND/VA (3)
Units                                         102,403         1,762,644                -               -               -
Unit value                                      $5.91            $10.13               $-              $-              $-
Net assets                                   $605,607       $17,858,818               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                      10.95%                -%               -%              -%              -%
Total return***                              (41.66)%             1.32%               -%              -%              -%

OPPENHEIMER MAIN STREET SMALL CAP
FUND/VA
Units                                         547,894           638,582          433,924         316,481         260,470
Unit value                                      $9.97            $16.80           $17.80          $16.22          $15.44
Net assets                                 $5,464,976       $10,728,983       $7,725,015      $5,132,194      $4,020,630
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       0.31%             0.14%            0.02%              -%              -%
Total return***                              (40.65)%           (5.62)%            9.78%           5.05%          14.12%

PIMCO VIT ALL ASSET
Units                                          51,992            86,045           50,467          26,867          13,198
Unit value                                      $9.78            $12.14           $11.70          $11.68          $11.49
Net assets                                   $508,450        $1,044,382         $590,560        $313,915        $151,543
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       4.63%             7.26%            7.26%           5.30%           5.15%
Total return***                              (19.44)%              3.7%            0.20%           1.70%           6.78%

PIMCO VIT COMMODITYREALRETURN
STRATEGY (3)
Units                                          15,487           520,576                -               -               -
Unit value                                      $6.22            $11.57               $-              $-              $-
Net assets                                    $96,436        $6,021,760               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       1.77%             4.00%               -%              -%              -%
Total return***                              (46.24)%             15.7%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND (3)
Units                                          25,435             5,788                -               -               -
Unit value                                      $8.50            $10.40               $-              $-              $-
Net assets                                   $216,095           $60,198               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                      12.31%             1.24%               -%              -%              -%
Total return***                              (18.27)%             4.03%               -%              -%              -%

PIMCO VIT FOREIGN BOND
(U.S. DOLLAR-HEDGED) (3)
Units                                       1,115,345               183                -               -               -
Unit value                                      $9.40            $10.06               $-              $-              $-
Net assets                                $10,491,923            $1,845               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       4.42%             3.45%               -%              -%              -%
Total return***                               (6.56)%             0.64%               -%              -%              -%

PIMCO VIT LOW DURATION
Units                                       1,693,978         2,309,209        2,401,085       2,176,629       1,113,994
Unit value                                      $9.00             $9.44            $9.19           $9.23           $9.55
Net assets                                $15,243,714       $21,800,146      $22,078,810     $20,105,791     $10,649,484
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       3.99%             4.88%            4.40%           2.72%           1.34%
Total return***                               (4.66)%             2.77%          (0.44)%         (3.32)%         (2.45)%

PIMCO VIT REAL RETURN
Units                                         261,851           227,675          356,743         305,978         200,767
Unit value                                      $9.59            $10.78           $10.18          $10.55          $10.80
Net assets                                 $2,512,634        $2,453,819       $3,633,312      $3,231,854      $2,171,667
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                       6.76%             4.49%            4.30%           2.84%           1.52%
Total return***                              (11.04)%             5.91%          (3.57)%         (2.28)%           4.25%

PIMCO VIT SMALL CAP STOCKSPLUS TR (3)
Units                                           1,139                 -                -               -               -
Unit value****                                  $6.68            $10.35               $-              $-              $-
Net assets                                     $7,616                $-               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%                -%               -%              -%              -%
Investment income ratio**                       6.33%                -%               -%              -%              -%
Total return***                              (35.46)%             3.55%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP (3)
Units                                         230,081             1,393                -               -               -
Unit value                                      $5.24             $9.65               $-              $-              $-
Net assets                                 $1,206,875           $13,446               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       7.89%             0.60%               -%              -%              -%
Total return***                              (45.70)%           (3.48)%               -%              -%              -%

RYDEX VT ABSOLUTE RETURN STRATEGIES (3)
Units                                          13,896             1,803                -               -               -
Unit value                                      $7.73             $9.94               $-              $-              $-
Net assets                                   $107,483           $17,920               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       0.97%                -%               -%              -%              -%
Total return***                              (22.23)%           (0.63)%               -%              -%              -%

RYDEX VT ESSENTIAL
PORTFOLIO CONSERVATIVE (3)
Units                                         103,489             5,553                -               -               -
Unit value                                      $8.77            $10.27               $-              $-              $-
Net assets                                   $907,284           $57,020               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       7.49%             5.29%               -%              -%              -%
Total return***                              (14.61)%             2.67%               -%              -%              -%

RYDEX VT ESSENTIAL
PORTFOLIO MODERATE (3)
Units                                          18,046               796                -               -               -
Unit value                                      $8.11            $10.27               $-              $-              $-
Net assets                                   $146,250            $8,170               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       3.90%             4.57%               -%              -%              -%
Total return***                              (21.03)%             2.73%               -%              -%              -%

RYDEX VT HEDGED EQUITY (3)
Units                                           1,459               894                -               -               -
Unit value                                      $7.25             $9.94               $-              $-              $-
Net assets                                    $10,573            $8,891               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       1.48%                -%               -%              -%              -%
Total return***                              (27.06)%           (0.61)%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION
Units                                         112,378           216,902          193,612         146,776         115,452
Unit value                                     $10.00            $17.63           $15.00          $14.07          $12.92
Net assets                                 $1,124,070        $3,823,677       $2,905,228      $2,065,091      $1,491,986
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (43.28)%            17.48%            6.65%           8.87%           5.99%

SBL ALL CAP VALUE
Units                                         129,452           188,684          198,201         492,064         272,765
Unit value                                      $6.95            $11.78           $11.97          $10.52          $10.59
Net assets                                   $899,137        $2,222,663       $2,372,464      $5,177,639      $2,889,927
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.06%
Total return***                              (41.00)%           (1.59)%           13.77%         (0.68)%           9.51%

SBL ALPHA OPPORTUNITY
Units                                          29,746            32,541           21,266          17,302          15,207
Unit value                                      $9.76            $15.57           $13.76          $12.71          $12.44
Net assets                                   $290,357          $506,823         $292,729        $219,878        $189,237
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (37.32)%            13.14%            8.32%           2.12%           7.71%

SBL ENHANCED INDEX
Units                                         195,909           234,147        1,398,153          59,137         121,648
Unit value                                      $6.19            $10.36           $10.71           $9.68           $9.63
Net assets                                 $1,212,958        $2,425,055      $14,976,814        $572,542      $1,170,791
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.21%
Total return***                              (40.25)%           (3.34)%           10.64%           0.57%           5.25%

SBL EQUITY
Units                                         114,623           149,525          892,637         495,482         317,502
Unit value                                      $5.26             $8.77            $9.64           $8.92           $8.93
Net assets                                   $602,749        $1,311,821       $8,604,717      $4,419,708      $2,833,711
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.12%
Total return***                              (40.02)%           (8.96)%            8.09%         (0.11)%           3.24%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
SBL GLOBAL
Units                                         721,760           784,775        1,193,195         564,554         396,190
Unit value                                      $8.69            $14.74           $14.14          $12.59          $11.58
Net assets                                 $6,275,450       $11,566,502      $16,871,708      $7,103,645      $4,586,425
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (41.04)%             4.22%           12.36%           8.70%          13.75%

SBL HIGH YIELD
Units                                       1,221,949         1,625,290        1,548,976       1,269,255         662,871
Unit value                                      $8.11            $12.09           $12.38          $11.63          $11.70
Net assets                                 $9,906,885       $19,660,876      $19,171,684     $14,758,529      $7,755,103
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.91%
Total return***                              (32.92)%           (2.29)%            6.44%         (0.62)%           6.85%

SBL LARGE CAP VALUE
Units                                         521,449           846,347          824,862          67,746          63,353
Unit value                                      $7.40            $12.31           $12.15          $10.40           $9.83
Net assets                                 $3,861,875       $10,419,552      $10,025,372        $704,401        $622,454
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.06%
Total return***                              (39.89)%              1.3%           16.81%           5.82%           6.04%

SBL MANAGED ASSET ALLOCATION
Units                                          84,209           130,561           77,481          43,635          34,605
Unit value                                      $8.28            $11.88           $11.71          $10.91          $10.92
Net assets                                   $697,485        $1,551,520         $906,970        $475,890        $377,737
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.66%
Total return***                              (30.30)%              1.5%            7.32%         (0.09)%           6.02%

SBL MID CAP GROWTH
Units                                         239,902         1,369,694        1,445,861         838,334         340,357
Unit value                                      $5.49             $9.54           $11.13          $11.08          $10.73
Net assets                                 $1,317,332       $13,072,280      $16,097,826      $9,289,885      $3,653,225
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (42.45)%          (14.27)%            0.48%           3.23%           5.40%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE
Units                                         707,976         1,242,234        1,046,899         545,001         310,662
Unit value                                     $11.27            $16.46           $16.88          $15.37          $13.82
Net assets                                 $7,978,398       $20,441,200      $17,670,541      $8,378,964      $4,291,761
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.04%
Total return***                              (31.53)%            (2.5)%            9.79%          11.27%          21.55%

SBL MONEY MARKET
Units                                       3,195,717         1,675,131        1,317,807       1,430,503         652,481
Unit value                                      $8.71             $8.91            $8.89           $8.89           $9.04
Net assets                                $27,812,894       $14,913,862      $11,710,816     $12,712,951      $5,897,901
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           0.07%
Total return***                               (2.24)%             0.24%          (0.02)%         (1.68)%         (3.62)%

SBL SELECT 25
Units                                         114,388           156,770          381,506           7,391           5,798
Unit value                                      $5.17             $8.58            $9.55           $9.28           $8.67
Net assets                                   $591,320        $1,344,530       $3,643,314         $68,548         $50,257
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (39.74)%           (10.2)%            2.96%           7.00%           6.91%

SBL SMALL CAP GROWTH
Units                                         284,081         1,144,970        1,169,729         317,696         163,559
Unit value                                      $6.61            $13.08           $12.94          $12.85          $12.49
Net assets                                 $1,877,954       $14,973,543      $15,134,473      $4,083,749      $2,042,922
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (49.46)%             1.08%            0.66%           2.93%          12.22%

SBL SMALL CAP VALUE
Units                                          52,104            88,781           69,570          50,973          34,576
Unit value                                     $10.15            $17.27           $16.36          $15.07          $13.74
Net assets                                   $529,020        $1,532,827       $1,138,179        $768,026        $475,193
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (41.23)%             5.53%            8.59%           9.64%          15.17%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008              2007             2006            2005            2004
-------------------------------------------------------------------------------------------------------------------------
SBL US INTERMEDIATE BOND
Units                                       1,330,485           788,527        2,481,624       1,968,468       1,341,795
Unit value                                      $8.63             $9.87           $10.02          $10.08          $10.34
Net assets                                $11,484,264        $7,783,452      $24,880,041     $19,848,934     $13,876,219
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%    1.35% - 1.60%           1.35%           1.35%
Investment income ratio**                          -%                -%               -%              -%           1.11%
Total return***                              (12.56)%           (1.48)%          (0.62)%         (2.49)%         (0.67)%

VAN KAMPEN LIT COMSTOCK (3)
Units                                          11,224             2,377                -               -               -
Unit value                                      $5.83             $9.49               $-              $-              $-
Net assets                                    $65,458           $22,561               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       1.41%                -%               -%              -%              -%
Total return***                              (38.57)%           (5.11)%               -%              -%              -%

VAN KAMPEN LIT GOVERNMENT (3)
Units                                         650,189           928,994                -               -               -
Unit value                                      $9.99            $10.28               $-              $-              $-
Net assets                                 $6,495,756        $9,551,243               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                       4.51%                -%               -%              -%              -%
Total return***                               (2.82)%             2.83%               -%              -%              -%

VAN KAMPEN UIF EMERGING MARKETS
EQUITY (3)
Units                                          53,532            82,774                -               -               -
Unit value                                      $4.82            $11.64               $-              $-              $-
Net assets                                   $258,143          $963,699               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%     1.35% - 1.60%               -%              -%              -%
Investment income ratio**                          -%                -%               -%              -%              -%
Total return***                              (58.59)%            16.42%               -%              -%              -%

VAN KAMPEN UIF EQUITY AND INCOME (3)
Units                                          12,321                 -                -               -               -
Unit value****                                  $7.31             $9.88               $-              $-              $-
Net assets                                    $90,090                $-               $-              $-              $-
Ratio of expenses to net assets*        1.35% - 1.60%                -%               -%              -%              -%
Investment income ratio**                       2.80%                -%               -%              -%              -%
Total return***                              (26.01)%           (1.22)%               -%              -%              -%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

(1)   For the period from May 1, 2004 (inception date) to December 31, 2004.

(2)   For the period from April 27, 2006(inception date) to December 31, 2006.

(3)   For the period from August 1, 2007 (inception date) to December 31, 2007.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................   1

Audited Financial Statements

Statements of Net Assets....................................................   3
Statements of Operations....................................................  16
Statements of Changes in Net Assets.........................................  29
Notes to Financial Statements...............................................  45

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - Valuebuilder Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation: Moderate, Ariel Fund, Aston/Optimum Mid Cap, Calamos Growth, Calamos Growth and Income, Calamos High Yield, Dreyfus Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Strategic Value, Dryden Small-Cap Core Equity, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Core Bond, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Royce Opportunity, Royce Value, RS Technology, RS Value, Security Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security High Yield, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth,
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Comstock, Van Kampen Equity and Income, Van Kampen Mid Cap Growth, Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts, which are available for investment by contract owners of the Valuebuilder Variable Annuity, as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Valuebuilder Variable Annuity at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

April 10, 2009

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

44
                            Statements of Net Assets

                                December 31, 2008

                                      AIM            AIM            AIM LARGE       AIM MID CAP       AIM SMALL
                                  BASIC VALUE      DYNAMICS         CAP GROWTH      CORE EQUITY      CAP GROWTH
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   1,553,576    $      57,829    $     641,288    $     719,443    $   2,086,190
                                ---------------------------------------------------------------------------------
Total assets                        1,553,576           57,829          641,288          719,443        2,086,190
                                ---------------------------------------------------------------------------------
Net assets                      $   1,553,576    $      57,829    $     641,288    $     719,443    $   2,086,190
                                =================================================================================

Units outstanding
   NEA Valuebuilder                   328,381           12,334          131,717           78,319          306,194
   AEA Valuebuilder                     2,155                -              103            2,916           14,408
   NEA Valuebuilder - RID                   -                -              210                -              819
                                ---------------------------------------------------------------------------------
Total units                           330,535           12,334          132,030           81,235          321,420
                                =================================================================================

Unit value
   NEA Valuebuilder             $        4.69    $        4.69    $        4.85    $        8.79    $        6.35
   AEA Valuebuilder             $        6.62    $           -    $        7.63    $       10.61    $        9.49
   NEA Valuebuilder - RID       $           -    $           -    $        6.87    $           -    $        7.43

Mutual funds, at cost           $   3,141,390    $      93,506    $     807,344    $   1,107,916    $   3,111,152
Mutual fund shares                    117,695            4,582           78,016           44,658          123,957

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                           AMERICAN
                                                    AMERICAN                               CENTURY
                                    AIM          CENTURY EQUITY      AMERICAN CENTURY    INTERNATIONAL       AMERICAN
                                 TECHNOLOGY          INCOME              HERITAGE           GROWTH        CENTURY SELECT
                                ----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     120,307    $     5,097,374    $         861,389    $   1,828,666    $    1,172,521
                                ----------------------------------------------------------------------------------------
Total assets                          120,307          5,097,374              861,389        1,828,666         1,172,521
                                ----------------------------------------------------------------------------------------
Net assets                      $     120,307    $     5,097,374    $         861,389    $   1,828,666    $    1,172,521
                                ========================================================================================

Units outstanding
   NEA Valuebuilder                    43,528            478,741              105,908          280,240           241,833
   AEA Valuebuilder                        10              5,943                3,962            1,506               358
   NEA Valuebuilder - RID                   -             11,915                    -              734                 -
                                ----------------------------------------------------------------------------------------
Total units                            43,538            496,598              109,870          282,481           242,190
                                ========================================================================================

Unit value
   NEA Valuebuilder             $        2.76    $         10.30    $            7.72    $        6.45    $         4.84
   AEA Valuebuilder             $        7.07    $         10.74    $           10.99    $        9.78    $         7.20
   NEA Valuebuilder - RID       $           -    $          8.50    $               -    $        7.79    $            -

Mutual funds, at cost           $     192,769    $     6,789,437    $       1,349,421    $   2,666,985    $    1,662,224
Mutual fund shares                      7,031            846,740               75,428          247,117            48,192

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                  AMERICAN          AMERICAN             AMERICAN
                                   CENTURY           CENTURY              CENTURY
                                  STRATEGIC         STRATEGIC            STRATEGIC                           ASTON/
                                 ALLOCATION:       ALLOCATION:          ALLOCATION:                         OPTIMUM
                                 AGGRESSIVE       CONSERVATIVE           MODERATE         ARIEL FUND        MID CAP
                                ---------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     388,576    $       493,360    $         308,015    $   2,101,867    $     559,739
                                ---------------------------------------------------------------------------------------
Total assets                          388,576            493,360              308,015        2,101,867          559,739
                                ---------------------------------------------------------------------------------------
Net assets                      $     388,576    $       493,360    $         308,015    $   2,101,867    $     559,739
                                =======================================================================================

Units outstanding
   NEA Valuebuilder                    54,626             58,440               38,469          328,335           91,881
   AEA Valuebuilder                       201                628                1,903           24,574                -
   NEA Valuebuilder - RID                   -                  -                    -            1,448                -
                                ---------------------------------------------------------------------------------------
Total units                            54,827             59,068               40,372          354,356           91,881
                                =======================================================================================

Unit value
   NEA Valuebuilder             $        7.09    $          8.35    $            7.63    $        5.86    $        6.09
   AEA Valuebuilder             $        7.06    $          8.32    $            7.60    $        6.92    $           -
   NEA Valuebuilder - RID       $           -    $             -    $               -    $        4.98    $           -

Mutual funds, at cost           $     617,456    $       532,576    $         407,690    $   4,292,745    $     896,578
Mutual fund shares                     72,767            108,193               62,351           89,062           35,584

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                    CALAMOS                                           DREYFUS
                                                    GROWTH          CALAMOS                           GENERAL
                                  CALAMOS             AND             HIGH            DREYFUS          MONEY
                                   GROWTH           INCOME           YIELD         APPRECIATION        MARKET
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $  10,582,791    $  11,047,633    $     203,216    $   2,078,877    $   8,082,572
                                ---------------------------------------------------------------------------------
Total assets                       10,582,791       11,047,633          203,216        2,078,877        8,082,572
                                ---------------------------------------------------------------------------------
Net assets                      $  10,582,791    $  11,047,633    $     203,216    $   2,078,877    $   8,082,572
                                =================================================================================

Units outstanding
   NEA Valuebuilder                 1,548,193        1,223,342           19,502          322,134          892,508
   AEA Valuebuilder                    22,515           15,617              124            5,135           15,961
   NEA Valuebuilder - RID              13,478                -            9,425                -           14,677
                                ---------------------------------------------------------------------------------
Total units                         1,584,186        1,238,959           29,051          327,269          923,146
                                =================================================================================

Unit value
   NEA Valuebuilder             $        6.66    $        8.91    $        7.01    $        6.32    $        8.74
   AEA Valuebuilder             $        8.44    $        9.85    $        6.98    $        8.34    $        8.89
   NEA Valuebuilder - RID       $        6.01    $           -    $        6.96    $           -    $        9.58

Mutual funds, at cost           $  17,498,026    $  15,075,577    $     259,367    $   2,839,233    $   8,082,572
Mutual fund shares                    362,921          516,486           29,282           73,641        8,082,572

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                     DRYDEN                           FIDELITY
                                   DREYFUS          DREYFUS         SMALL-CAP                          ADVISOR
                                    MIDCAP         STRATEGIC          CORE           FEDERATED        DIVIDEND
                                    VALUE            VALUE           EQUITY            BOND            GROWTH
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   1,307,585    $   5,414,619    $       9,907    $   2,251,057    $   1,128,146
                                ---------------------------------------------------------------------------------
Total assets                        1,307,585        5,414,619            9,907        2,251,057        1,128,146
                                ---------------------------------------------------------------------------------
Net assets                      $   1,307,585    $   5,414,619    $       9,907    $   2,251,057    $   1,128,146
                                =================================================================================

Units outstanding
   NEA Valuebuilder                   192,682          635,129            1,479          211,527          235,143
   AEA Valuebuilder                     1,252           24,038              239              289                -
   NEA Valuebuilder - RID                   -                -                -           49,139                -
                                ---------------------------------------------------------------------------------
Total units                           193,934          659,167            1,718          260,955          235,143
                                =================================================================================

Unit value
   NEA Valuebuilder             $        6.71    $        8.10    $        5.77    $        8.64    $        4.80
   AEA Valuebuilder             $       10.90    $       11.22    $        5.75    $        8.60    $           -
   NEA Valuebuilder - RID       $           -    $           -    $           -    $        8.57    $           -

Mutual funds, at cost           $   2,149,025    $   7,836,358    $      12,882    $   2,537,851    $   1,836,958
Mutual fund shares                     77,189          269,384              805          304,609          165,660

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                   FIDELITY                                                            GOLDMAN
                                   ADVISOR          FIDELITY         FIDELITY         FIDELITY          SACHS
                                INTERNATIONAL       ADVISOR          ADVISOR          ADVISOR          EMERGING
                                   CAPITAL            MID              REAL            VALUE           MARKETS
                                 APPRECIATION         CAP             ESTATE         STRATEGIES         EQUITY
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     455,083    $     309,146    $     573,162    $     811,631    $     365,930
                                ---------------------------------------------------------------------------------
Total assets                          455,083          309,146          573,162          811,631          365,930
                                ---------------------------------------------------------------------------------
Net assets                      $     455,083    $     309,146    $     573,162    $     811,631    $     365,930
                                =================================================================================

Units outstanding
   NEA Valuebuilder                    72,855           51,139          108,075          123,740           62,882
   AEA Valuebuilder                        43              291           12,563            7,321                4
   NEA Valuebuilder - RID                   -                -            9,268                -            2,401
                                ---------------------------------------------------------------------------------
Total units                            72,898           51,431          129,906          131,061           65,288
                                =================================================================================

Unit value
   NEA Valuebuilder             $        6.24    $        6.00    $        4.42    $        6.07    $        5.61
   AEA Valuebuilder             $        7.87    $        8.29    $        4.40    $        8.30    $        5.58
   NEA Valuebuilder - RID       $           -    $           -    $        4.38    $           -    $        5.56

Mutual funds, at cost           $   1,030,563    $     639,102    $     955,875    $   1,777,743    $     816,210
Mutual fund shares                     72,235           27,676           59,028           62,529           45,288

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                    JANUS
                                  GOLDMAN          ADVISER            JANUS
                                   SACHS            INTECH           ADVISER         JENNISON         JENNISON
                                 GOVERNMENT      RISK-MANAGED     INTERNATIONAL        20/20            SMALL
                                   INCOME            CORE             GROWTH           FOCUS           COMPANY
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   2,044,844    $      55,020    $   3,173,460    $     709,293    $     220,235
                                ---------------------------------------------------------------------------------
Total assets                        2,044,844           55,020        3,173,460          709,293          220,235
                                ---------------------------------------------------------------------------------
Net assets                      $   2,044,844    $      55,020    $   3,173,460    $     709,293    $     220,235
                                =================================================================================

Units outstanding
   NEA Valuebuilder                   196,100            7,878          481,453          115,291           35,286
   AEA Valuebuilder                     3,070              799           19,143              132              140
   NEA Valuebuilder - RID                   -                -           18,702                -                -
                                ---------------------------------------------------------------------------------
Total units                           199,170            8,676          519,299          115,423           35,427
                                =================================================================================

Unit value
   NEA Valuebuilder             $       10.26    $        6.34    $        6.11    $        6.15    $        6.21
   AEA Valuebuilder             $       10.22    $        6.32    $        6.09    $        6.12    $        6.19
   NEA Valuebuilder - RID       $           -    $           -    $        6.07    $           -    $           -

Mutual funds, at cost           $   1,999,777    $      73,329    $   5,915,776    $   1,080,779    $     353,171
Mutual fund shares                    135,858            5,910          117,929           75,376           18,601

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                      PIMCO
                                                                                     FOREIGN
                                 NEUBERGER                          NEUBERGER         BOND
                                   BERMAN          NEUBERGER         BERMAN           (U.S.           PIMCO
                                    CORE            BERMAN          SOCIALLY          DOLLAR-          HIGH
                                    BOND           PARTNERS        RESPONSIVE         HEDGED)          YIELD
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   5,434,260    $      82,646    $     127,215    $     950,269    $   2,862,961
                                ---------------------------------------------------------------------------------
Total assets                        5,434,260           82,646          127,215          950,269        2,862,961
                                ---------------------------------------------------------------------------------
Net assets                      $   5,434,260    $      82,646    $     127,215    $     950,269    $   2,862,961
                                =================================================================================

Units outstanding
   NEA Valuebuilder                   545,720           17,022           18,982           86,099          297,634
   AEA Valuebuilder                    30,164                -              985            4,273           14,689
   NEA Valuebuilder - RID                   -                -                -           13,507            4,168
                                ---------------------------------------------------------------------------------
Total units                           575,885           17,022           19,966          103,879          316,491
                                =================================================================================

Unit value
   NEA Valuebuilder             $        9.46    $        4.85    $        6.37    $        9.16    $        9.04
   AEA Valuebuilder             $        9.05    $           -    $        6.34    $        9.12    $        9.72
   NEA Valuebuilder - RID       $           -    $           -    $           -    $        9.09    $        7.54

Mutual funds, at cost           $   5,814,339    $     162,878    $     197,976    $   1,054,994    $   3,940,974
Mutual fund shares                    605,826            8,047           11,586          104,655          427,946

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                                      SECURITY
                                    ROYCE            ROYCE              RS               RS             ALPHA
                                 OPPORTUNITY         VALUE          TECHNOLOGY         VALUE         OPPORTUNITY
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     183,354    $   1,128,422    $     150,581    $     263,279    $     403,851
                                ---------------------------------------------------------------------------------
Total assets                          183,354        1,128,422          150,581          263,279          403,851
                                ---------------------------------------------------------------------------------
Net assets                      $     183,354    $   1,128,422    $     150,581    $     263,279    $     403,851
                                =================================================================================

Units outstanding
   NEA Valuebuilder                    26,428          180,429           27,166           45,590           57,412
   AEA Valuebuilder                         -              112                4              485                -
   NEA Valuebuilder - RID              10,749                -                -              422                -
                                ---------------------------------------------------------------------------------
Total units                            37,176          180,541           27,171           46,497           57,412
                                =================================================================================

Unit value
   NEA Valuebuilder             $        4.94    $        6.25    $        5.54    $        5.66    $        7.04
   AEA Valuebuilder             $           -    $        6.22    $        5.52    $        5.64    $           -
   NEA Valuebuilder - RID       $        4.91    $           -    $           -    $        5.62    $           -

Mutual funds, at cost           $     334,420    $   1,637,552    $     263,427    $     430,902    $     608,115
Mutual fund shares                     33,581          161,203           17,715           17,564           55,780

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                  SECURITY          SECURITY                                          SECURITY
                                   CAPITAL        DIVERSIFIED       SECURITY         SECURITY           HIGH
                                PRESERVATION        INCOME           EQUITY           GLOBAL            YIELD
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $   4,580,882    $   2,620,631    $     180,739    $   4,455,240    $     965,792
                                ---------------------------------------------------------------------------------
Total assets                        4,580,882        2,620,631          180,739        4,455,240          965,792
                                ---------------------------------------------------------------------------------
Net assets                      $   4,580,882    $   2,620,631    $     180,739    $   4,455,240    $     965,792
                                =================================================================================

Units outstanding
   NEA Valuebuilder                   568,798          297,404           37,418          563,450          140,032
   AEA Valuebuilder                    17,222            6,053              848            2,717            3,404
   NEA Valuebuilder - RID                   -            1,862                -                -                -
                                ---------------------------------------------------------------------------------
Total units                           586,021          305,319           38,267          566,167          143,436
                                =================================================================================

Unit value
   NEA Valuebuilder             $        7.82    $        8.60    $        4.68    $        7.85    $        6.73
   AEA Valuebuilder             $        7.58    $        8.04    $        6.63    $       11.40    $        6.67
   NEA Valuebuilder - RID       $           -    $        8.06    $           -    $           -    $           -

Mutual funds, at cost           $   5,963,080    $   3,074,047    $     322,114    $   8,018,673    $   1,382,084
Mutual fund shares                    615,710          693,289           54,769          524,763          125,428

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                SECURITY LARGE    SECURITY MID     SECURITY MID       SECURITY      SECURITY SMALL
                                  CAP VALUE        CAP GROWTH       CAP VALUE        SELECT 25        CAP GROWTH
                                ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     863,738    $     797,315    $  14,824,417    $     383,502    $      253,550
                                ----------------------------------------------------------------------------------
Total assets                          863,738          797,315       14,824,417          383,502           253,550
                                ----------------------------------------------------------------------------------
Net assets                      $     863,738    $     797,315    $  14,824,417    $     383,502    $      253,550
                                ==================================================================================

Units outstanding
   NEA Valuebuilder                   132,889          152,958        1,216,593           70,740            46,603
   AEA Valuebuilder                       679            2,484           11,312            1,012             1,091
   NEA Valuebuilder - RID                   -                -              285                -                 -
                                ----------------------------------------------------------------------------------
Total units                           133,568          155,442        1,228,191           71,752            47,693
                                ==================================================================================

Unit value
   NEA Valuebuilder             $        6.46    $        5.08    $       12.04    $        5.35    $         5.25
   AEA Valuebuilder             $        9.06    $        7.98    $       15.27    $        5.32    $         8.36
   NEA Valuebuilder - RID       $           -    $           -    $        8.59    $           -    $            -

Mutual funds, at cost           $   1,311,035    $   1,711,923    $  22,304,990    $     650,674    $      430,386
Mutual fund shares                    171,377          167,856          747,198           69,224            30,257

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                T. ROWE PRICE                                       VAN KAMPEN       VAN KAMPEN
                                   CAPITAL       T. ROWE PRICE     VAN KAMPEN       EQUITY AND         MID CAP
                                APPRECIATION     GROWTH STOCK       COMSTOCK          INCOME           GROWTH
                                ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $     956,566    $   3,114,569    $   7,349,671    $   4,616,304    $     114,035
                                ---------------------------------------------------------------------------------
Total assets                          956,566        3,114,569        7,349,671        4,616,304          114,035
                                ---------------------------------------------------------------------------------
Net assets                      $     956,566    $   3,114,569    $   7,349,671    $   4,616,304    $     114,035
                                =================================================================================

Units outstanding
   NEA Valuebuilder                   134,045          437,296        1,054,226          513,549           24,913
   AEA Valuebuilder                     1,406           56,417           36,501           17,627              362
   NEA Valuebuilder - RID                   -           34,039           35,309                -               98
                                ---------------------------------------------------------------------------------
Total units                           135,450          527,751        1,126,036          531,176           25,373
                                =================================================================================

Unit value
   NEA Valuebuilder             $        7.06    $        5.91    $        6.43    $        8.65    $        4.43
   AEA Valuebuilder             $        7.03    $        5.88    $        9.20    $       10.03    $        8.32
   NEA Valuebuilder - RID       $           -    $        5.86    $        6.64    $           -    $        6.34

Mutual funds, at cost           $   1,368,354    $   4,763,192    $  11,205,581    $   6,139,683    $     157,154
Mutual fund shares                     68,867          163,838          677,389          715,706            7,773

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                  WELLS FARGO                       WELLS FARGO
                                 WELLS FARGO       ADVANTAGE       WELLS FARGO       ADVANTAGE
                                  ADVANTAGE          LARGE          ADVANTAGE          SMALL
                                    GROWTH        COMPANY CORE     OPPORTUNITY       CAP VALUE
                                ----------------------------------------------------------------
Assets:
   Mutual funds, at value       $     665,997    $      94,281    $     284,877    $   7,480,817
                                ----------------------------------------------------------------
Total assets                          665,997           94,281          284,877        7,480,817
                                ----------------------------------------------------------------
Net assets                      $     665,997    $      94,281    $     284,877    $   7,480,817
                                ================================================================

Units outstanding
   NEA Valuebuilder                   127,038           18,977           46,833          679,946
   AEA Valuebuilder                       324               88                -            9,912
   NEA Valuebuilder - RID                   -                -                -               50
                                ----------------------------------------------------------------
Total units                           127,362           19,064           46,833          689,908
                                ================================================================

Unit value
   NEA Valuebuilder             $        5.22    $        4.93    $        6.08    $       10.82
   AEA Valuebuilder             $        9.37    $        7.14    $           -    $       12.50
   NEA Valuebuilder - RID       $           -    $           -    $           -    $        7.69

Mutual funds, at cost           $     926,017    $     134,069    $     498,020    $  11,728,752
Mutual fund shares                     38,676            6,466           13,368          418,390

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                              AIM              AIM           AIM LARGE       AIM MID CAP       AIM SMALL
                                          BASIC VALUE        DYNAMICS        CAP GROWTH      CORE EQUITY       CAP GROWTH
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       5,527    $           -    $           -    $       7,267    $           -
   Expenses:
     Mortality and expense risk charge         (19,177)            (715)          (6,200)          (7,047)         (20,175)
     Administration charge                      (3,828)            (143)          (1,238)          (1,394)          (3,944)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                   (17,478)            (858)          (7,438)          (1,174)         (24,119)

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions               189,306                -                -           33,753           99,249
     Realized capital gain (loss) on
       sales of fund shares                    (63,640)          (1,676)         (11,803)         (45,951)         (21,867)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,801,038)         (61,605)        (369,965)        (271,017)      (1,269,129)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,675,372)         (63,281)        (381,768)        (283,215)      (1,191,747)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,692,850)   $     (64,139)   $    (389,206)   $    (284,389)   $  (1,215,866)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                               AMERICAN
                                                             AMERICAN         AMERICAN         CENTURY
                                              AIM            CENTURY          CENTURY       INTERNATIONAL       AMERICAN
                                          TECHNOLOGY      EQUITY INCOME       HERITAGE          GROWTH       CENTURY SELECT
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -    $     186,158    $       7,619    $      30,936    $       9,538
   Expenses:
     Mortality and expense risk charge          (1,256)         (45,309)          (9,932)         (20,557)         (12,386)
     Administration charge                        (252)          (8,988)          (1,960)          (4,105)          (2,477)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                    (1,508)         131,861           (4,273)           6,274           (5,325)

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -                -                -           11,460                -
     Realized capital gain (loss) on
       sales of fund shares                    (11,447)        (262,420)         (67,181)          11,954          (15,233)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (93,191)      (1,260,959)        (690,110)      (1,581,695)        (779,852)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (104,638)      (1,523,379)        (757,291)      (1,558,281)        (795,085)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (106,146)   $  (1,391,518)   $    (761,564)   $  (1,552,007)   $    (800,410)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            AMERICAN         AMERICAN        AMERICAN
                                            CENTURY          CENTURY          CENTURY
                                           STRATEGIC        STRATEGIC        STRATEGIC
                                          ALLOCATION:      ALLOCATION:      ALLOCATION:                      ASTON/OPTIMUM
                                           AGGRESSIVE      CONSERVATIVE       MODERATE        ARIEL FUND        MID CAP
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       5,865    $      17,219    $       8,195    $      33,586    $      14,908
   Expenses:
     Mortality and expense risk charge         (11,244)          (5,352)          (2,926)         (27,860)          (3,958)
     Administration charge                      (2,115)          (1,063)            (580)          (5,479)            (792)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                    (7,494)          10,804            4,689              247           10,158

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                15,425            2,370            1,053                -                -
     Realized capital gain (loss) on
       sales of fund shares                   (609,611)         (44,897)         (59,070)        (415,780)         (13,618)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             157,405          (34,217)         (75,714)      (1,739,912)        (332,151)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (436,781)         (76,744)        (133,731)      (2,155,692)        (345,769)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (444,275)   $     (65,940)   $    (129,042)   $  (2,155,445)   $    (335,611)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                             CALAMOS                                            DREYFUS
                                             CALAMOS        GROWTH AND      CALAMOS HIGH       DREYFUS       GENERAL MONEY
                                             GROWTH          INCOME             YIELD        APPRECIATION        MARKET
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -    $     221,030    $      33,873    $      50,875    $     132,462
   Expenses:
     Mortality and expense risk charge        (124,984)        (106,126)          (4,667)         (21,082)         (49,767)
     Administration charge                     (24,878)         (21,147)            (862)          (4,191)          (9,839)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                  (149,862)          93,757           28,344           25,602           72,856

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -                -            5,745           86,612                -
     Realized capital gain (loss) on
       sales of fund shares                   (168,846)        (179,731)        (105,092)         (26,174)               -
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (10,350,842)      (5,119,716)         (45,749)      (1,133,490)               -
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (10,519,688)      (5,299,447)        (145,096)      (1,073,052)               -
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ (10,669,550)   $  (5,205,690)   $    (116,752)   $  (1,047,450)   $      72,856
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                               DRYDEN                        FIDELITY ADVISOR
                                             DREYFUS          DREYFUS         SMALL-CAP       FEDERATED         DIVIDEND
                                          MIDCAP VALUE    STRATEGIC VALUE    CORE EQUITY        BOND             GROWTH
                                         ------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       2,465    $       66,078    $         69    $     134,823    $        16,608
   Expenses:
     Mortality and expense risk charge         (13,766)          (44,827)            (55)         (15,465)           (12,161)
     Administration charge                      (2,746)           (8,808)            (11)          (3,014)            (2,432)
                                         ------------------------------------------------------------------------------------
Net investment income (loss)                   (14,047)           12,443               3          116,344              2,015

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -                 -               -                -             17,424
     Realized capital gain (loss) on
       sales of fund shares                    (33,430)          (92,267)            (41)         (83,834)           (54,104)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (822,983)       (2,629,391)         (2,665)        (283,074)          (868,637)
                                         ------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (856,413)       (2,721,658)         (2,706)        (366,908)          (905,317)
                                         ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (870,460)   $   (2,709,215)   $     (2,703)   $    (250,564)   $      (903,302)
                                         ====================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            FIDELITY                                                             GOLDMAN
                                            ADVISOR                                            FIDELITY           SACHS
                                         INTERNATIONAL       FIDELITY         FIDELITY         ADVISOR          EMEoRGING
                                            CAPITAL          ADVISOR          ADVISOR           VALUE            MARKETS
                                          APPRECIATION       MID CAP        REAL ESTATE       STRATEGIES          EQUITY
                                         ------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       1,015    $           -    $      12,760    $       3,361    $         8,916
   Expenses:
     Mortality and expense risk charge          (6,239)          (4,043)          (4,483)         (10,078)            (5,518)
     Administration charge                      (1,247)            (808)            (856)          (1,984)            (1,102)
                                         ------------------------------------------------------------------------------------
Net investment income (loss)                    (6,471)          (4,851)           7,421           (8,701)             2,296

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -            3,850            1,510                -             93,997
     Realized capital gain (loss) on
       sales of fund shares                    (80,897)         (58,971)         (71,182)         (98,389)          (193,206)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (451,665)        (311,987)        (288,740)        (762,380)          (419,015)
                                         ------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (532,562)        (367,108)        (358,412)        (860,769)          (518,224)
                                         ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (539,033)   $    (371,959)   $    (350,991)   $    (869,470)   $      (515,928)
                                         ====================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         GOLDMAN SACHS    JANUS ADVISER    JANUS ADVISER
                                           GOVERNMENT      INTECH RISK-    INTERNATIONAL       JENNISON         JENNISON
                                             INCOME        MANAGED CORE        GROWTH        20/20 FOCUS     SMALL COMPANY
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      61,947    $         781    $         415    $           -    $       1,093
   Expenses:
     Mortality and expense risk charge         (12,465)            (484)         (28,082)          (5,949)          (3,104)
     Administration charge                      (2,372)             (94)          (5,528)          (1,189)            (579)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                    47,110              203          (33,195)          (7,138)          (2,590)

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                 8,135                -          537,497              443           16,146
     Realized capital gain (loss) on
       sales of fund shares                    103,547           (8,529)         (93,607)         (24,622)         (33,153)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (50,223)         (17,018)      (2,901,471)        (343,528)        (146,819)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   61,459          (25,547)      (2,457,581)        (367,707)        (163,826)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     108,569    $     (25,344)   $  (2,490,776)   $    (374,845)   $    (166,416)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                             NEUBERGER         PIMCO
                                           NEUBERGER        NEUBERGER         BERMAN        FOREIGN BOND
                                             BERMAN          BERMAN          SOCIALLY       (U.S. DOLLAR-        PIMCO
                                           CORE BOND        PARTNERS        RESPONSIVE         HEDGED)         HIGH YIELD
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     246,315    $         409    $         883    $      23,531    $     252,659
   Expenses:
     Mortality and expense risk charge         (46,193)          (1,454)          (1,401)          (5,783)         (24,720)
     Administration charge                      (8,983)            (291)            (278)          (1,093)          (4,815)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                   191,139           (1,336)            (796)          16,655          223,124

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -            1,328            1,980           51,759                -
     Realized capital gain (loss) on
       sales of fund shares                   (124,746)         (32,174)         (16,856)         (20,378)        (128,515)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (437,797)         (79,692)         (78,473)        (105,273)      (1,001,132)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (562,543)        (110,538)         (93,349)         (73,892)      (1,129,647)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (371,404)   $    (111,874)   $     (94,145)   $     (57,237)   $    (906,523)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                             ROYCE                                                           SECURITY ALPHA
                                          OPPORTUNITY      ROYCE VALUE     RS TECHNOLOGY       RS VALUE       OPPORTUNITY
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       1,035    $           -    $         450    $         617    $           -
   Expenses:
     Mortality and expense risk charge          (1,483)          (7,111)          (1,487)          (4,837)          (7,512)
     Administration charge                        (292)          (1,422)            (298)            (959)          (1,503)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                      (740)          (8,533)          (1,335)          (5,179)          (9,015)

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                 9,257                -            1,399            4,531                -
     Realized capital gain (loss) on
       sales of fund shares                    (20,780)         (32,982)         (26,898)        (142,591)        (334,980)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (106,125)        (437,558)        (108,044)        (108,559)         (59,873)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (117,648)        (470,540)        (133,543)        (246,619)        (394,853)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (118,388)   $    (479,073)   $    (134,878)   $    (251,798)   $    (403,868)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            SECURITY         SECURITY
                                            CAPITAL        DIVERSIFIED                                          SECURITY
                                          PRESERVATION        INCOME       SECURITY EQUITY   SECURITY GLOBAL    HIGH YIELD
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     230,124    $     117,779    $          486    $       10,910    $    96,062
   Expenses:
     Mortality and expense risk charge         (44,393)         (16,777)           (1,727)          (47,216)       (12,443)
     Administration charge                      (8,806)          (3,333)             (342)           (9,429)        (2,472)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                   176,925           97,669            (1,583)          (45,735)        81,147

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -                -               648            31,691              -
     Realized capital gain (loss) on
       sales of fund shares                   (189,779)         (36,755)           (3,504)         (415,037)      (257,878)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,019,288)        (376,924)          (98,970)       (2,455,304)      (305,228)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,209,067)        (413,679)         (101,826)       (2,838,650)      (563,106)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,032,142)   $    (316,010)   $     (103,409)   $   (2,884,385)   $  (481,959)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         SECURITY LARGE    SECURITY MID     SECURITY MID       SECURITY      SECURITY SMALL
                                           CAP VALUE        CAP GROWTH       CAP VALUE        SELECT 25        CAP GROWTH
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       8,688    $           -    $      88,243    $           -    $           -
   Expenses:
     Mortality and expense risk charge         (12,747)          (8,726)        (140,337)          (4,146)          (2,766)
     Administration charge                      (2,544)          (1,735)         (27,979)            (827)            (550)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                    (6,603)         (10,461)         (80,073)          (4,973)          (3,316)

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                 6,516            8,109        1,694,262                -            1,918
     Realized capital gain (loss) on
       sales of fund shares                   (149,760)        (103,541)        (537,254)         (27,233)          (5,893)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (595,324)        (443,574)      (7,011,156)        (207,186)        (227,412)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (738,568)        (539,006)      (5,854,148)        (234,419)        (231,387)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (745,171)   $    (549,467)   $  (5,934,221)   $    (239,392)   $    (234,703)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         T. ROWE PRICE                                        VAN KAMPEN       VAN KAMPEN
                                            CAPITAL       T. ROWE PRICE      VAN KAMPEN       EQUITY AND        MID CAP
                                          APPRECIATION     GROWTH STOCK       COMSTOCK          INCOME           GROWTH
                                         ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      22,065    $       1,546    $     206,620    $     186,421    $           -
   Expenses:
     Mortality and expense risk charge          (9,800)         (27,362)         (73,414)         (50,650)          (1,468)
     Administration charge                      (1,867)          (5,161)         (14,436)         (10,003)            (291)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                    10,398          (30,977)         118,770          125,768           (1,759)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 9,085           10,820           89,039            7,544            1,231
     Realized capital gain (loss) on
       sales of fund shares                   (136,756)        (129,809)        (348,070)        (376,426)          13,355
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (260,428)      (1,736,732)      (4,047,310)      (1,624,925)        (120,629)
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (388,099)      (1,855,721)      (4,306,341)      (1,993,807)        (106,043)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (377,701)   $  (1,886,698)   $  (4,187,571)   $  (1,868,039)   $    (107,802)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                           WELLS FARGO                       WELLS FARGO
                                          WELLS FARGO       ADVANTAGE       WELLS FARGO       ADVANTAGE
                                           ADVANTAGE          LARGE          ADVANTAGE        SMALL CAP
                                             GROWTH        COMPANY CORE     OPPORTUNITY         VALUE
                                         -----------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -    $       1,439    $           -    $           -
   Expenses:
     Mortality and expense risk charge          (6,604)          (1,046)          (3,048)         (70,799)
     Administration charge                      (1,320)            (209)            (610)         (14,085)
                                         -----------------------------------------------------------------
Net investment income (loss)                    (7,924)             184           (3,658)         (84,884)

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                     -                -                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (9,815)           3,846          (21,304)        (140,512)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (433,405)         (65,395)        (163,098)      (4,232,608)
                                         -----------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (443,220)         (61,549)        (184,402)      (4,373,120)
                                         -----------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (451,144)   $     (61,365)   $    (188,060)   $  (4,458,004)
                                         =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                                AIM BASIC VALUE                     AIM DYNAMICS
                                             2008             2007             2008             2007
                                         -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (17,478)    $    (30,150)    $       (858)    $      (2,361)
     Capital gains distributions              189,306          484,176                -                 -
     Realized capital gain (loss)
       on sales of fund shares                (63,640)         138,254           (1,676)           14,968
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,801,038)        (572,637)         (61,605)            8,872
                                         -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,692,850)          19,643          (64,139)           21,479

   From contract owner
     transactions:
     Variable annuity deposits                241,907          309,685            6,934            50,342
     Contract owner maintenance
       charges                                (13,054)         (19,158)            (772)           (1,050)
     Terminations and withdrawals            (152,292)        (294,919)          (9,970)          (14,872)
     Transfers between
       subaccounts, net                      (121,139)        (312,383)         (62,984)          (29,682)
                                         -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (44,578)        (316,775)         (66,792)            4,738
                                         -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (1,737,428)        (297,132)        (130,931)           26,217
Net assets at beginning of year             3,291,004        3,588,136          188,760           162,543
                                         -----------------------------------------------------------------
Net assets at end of year                $  1,553,576     $  3,291,004     $     57,829     $     188,760
                                         =================================================================

                                             AIM LARGE CAP GROWTH             AIM MID CAP CORE EQUITY
                                            2008              2007              2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (7,438)    $     (7,847)    $     (1,174)    $       3,352
     Capital gains distributions                    -                -           33,753           169,584
     Realized capital gain (loss)
       on sales of fund shares                (11,803)          28,852          (45,951)            3,495
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (369,965)          92,856         (271,017)          (90,657)
                                         -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (389,206)         113,861         (284,389)           85,774

   From contract owner
     transactions:
     Variable annuity deposits                178,570          132,040          106,634           124,506
     Contract owner maintenance
       charges                                 (4,664)          (5,654)          (4,716)           (5,514)
     Terminations and withdrawals             (46,929)         (93,235)         (68,646)          (48,855)
     Transfers between
       subaccounts, net                        (7,349)         (87,720)         (67,749)          (76,368)
                                         -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             119,628          (54,569)         (34,479)           (6,231)
                                         -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (269,578)          59,292         (318,868)           79,543
Net assets at beginning of year               910,866          851,574        1,038,311           958,768
                                         -----------------------------------------------------------------
Net assets at end of year                $    641,288     $    910,866     $    719,443     $   1,038,311
                                         =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             AIM SMALL CAP GROWTH                 AIM TECHNOLOGY
                                            2008              2007            2008              2007
                                         -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (24,119)    $    (21,833)    $     (1,508)    $      (2,043)
     Capital gains distributions               99,249          260,958                -                 -
     Realized capital gain (loss)
       on sales of fund shares                (21,867)          67,694          (11,447)            5,880
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,269,129)         (79,859)         (93,191)           (6,895)
                                         -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,215,866)         226,960         (106,146)           (3,058)

   From contract owner
     transactions:
     Variable annuity deposits                367,276          201,487           26,016            40,770
     Contract owner maintenance
       charges                                (14,709)         (12,071)            (912)           (1,210)
     Terminations and withdrawals            (126,350)         (48,323)          (9,773)          (18,969)
     Transfers between
       subaccounts, net                       439,150          (47,676)        (132,854)          144,998
                                         -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             665,367           93,417         (117,523)          165,589
                                         -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (550,499)         320,377         (223,669)          162,530
Net assets at beginning of year             2,636,689        2,316,312          343,976           181,446
                                         -----------------------------------------------------------------
Net assets at end of year                $  2,086,190     $  2,636,689     $    120,307     $     343,976
                                         =================================================================

                                              AMERICAN CENTURY
                                               EQUITY INCOME                 AMERICAN CENTURY HERITAGE
                                           2008              2007              2008             2007
                                         -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    131,861     $    101,730     $     (4,273)    $      (6,916)
     Capital gains distributions                    -          623,168                -            57,839
     Realized capital gain (loss)
       on sales of fund shares               (262,420)         131,125          (67,181)           46,658
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,260,959)        (795,738)        (690,110)          169,534
                                         -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,391,518)          60,285         (761,564)          267,115

   From contract owner
     transactions:
     Variable annuity deposits                670,141        1,036,602          224,903           117,032
     Contract owner maintenance
       charges                                (36,030)         (45,475)          (8,828)           (4,274)
     Terminations and withdrawals            (350,048)        (300,480)        (124,788)          (23,735)
     Transfers between
       subaccounts, net                      (972,361)        (585,731)         (23,729)          780,189
                                         -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (688,298)         104,915           67,558           869,212
                                         -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (2,079,816)         165,201         (694,006)        1,136,327
Net assets at beginning of year             7,177,190        7,011,989        1,555,395           419,068
                                         -----------------------------------------------------------------
Net assets at end of year                $  5,097,374     $  7,177,190     $    861,389     $   1,555,395
                                         =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                               AMERICAN CENTURY
                                             INTERNATIONAL GROWTH             AMERICAN CENTURY SELECT
                                            2008              2007            2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $      6,274     $    (15,168)    $     (5,325)    $    (18,594)
     Capital gains distributions               11,460          172,290                -          151,956
     Realized capital gain (loss)
       on sales of fund shares                 11,954          175,686          (15,233)          71,003
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,581,695)          66,489         (779,852)         164,588
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,552,007)         399,297         (800,410)         368,953

   From contract owner
     transactions:
     Variable annuity deposits                438,276          426,809          154,943          216,051
     Contract owner maintenance
       charges                                (12,486)         (16,062)          (6,425)          (8,741)
     Terminations and withdrawals            (130,641)        (214,601)         (63,591)         (76,803)
     Transfers between
       subaccounts, net                      (347,929)         109,210         (140,665)        (482,402)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (52,780)         305,356          (55,738)        (351,895)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (1,604,787)         704,653         (856,148)          17,058
Net assets at beginning of year             3,433,453        2,728,800        2,028,669        2,011,611
                                         ----------------------------------------------------------------
Net assets at end of year                $  1,828,666     $  3,433,453     $  1,172,521     $  2,028,669
                                         ================================================================

                                          AMERICAN CENTURY STRATEGIC         AMERICAN CENTURY STRATEGIC
                                            ALLOCATION: AGGRESSIVE            ALLOCATION: CONSERVATIVE
                                            2008              2007              2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (7,494)    $     29,188     $     10,804     $      2,715
     Capital gains distributions               15,425          472,239            2,370            8,794
     Realized capital gain (loss)
       on sales of fund shares               (609,611)           2,236          (44,897)          25,603
     Change in unrealized
       appreciation/depreciation on
       investments during the year            157,405         (386,285)         (34,217)          (4,999)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (444,275)         117,378          (65,940)          32,113

   From contract owner
     transactions:
     Variable annuity deposits                240,491          334,885           52,695            1,570
     Contract owner maintenance
       charges                                 (6,220)          (8,581)          (3,248)            (352)
     Terminations and withdrawals             (27,581)         (39,512)         (40,991)          (4,292)
     Transfers between
       subaccounts, net                    (3,654,189)       3,876,180         (719,777)       1,241,582
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (3,447,499)       4,162,972         (711,321)       1,238,508
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (3,891,774)       4,280,350         (777,261)       1,270,621
Net assets at beginning of year             4,280,350                -        1,270,621                -
                                         ----------------------------------------------------------------
Net assets at end of year                $    388,576     $  4,280,350     $    493,360     $  1,270,621
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          AMERICAN CENTURY STRATEGIC
                                             ALLOCATION: MODERATE                   ARIEL FUND
                                            2008              2007            2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $      4,689     $      2,242     $        247     $    (36,886)
     Capital gains distributions                1,053           34,592                -          453,918
     Realized capital gain (loss)
       on sales of fund shares                (59,070)          19,100         (415,780)          69,947
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (75,714)         (23,770)      (1,739,912)        (599,293)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (129,042)          32,164       (2,155,445)        (112,314)

   From contract owner
     transactions:
     Variable annuity deposits                 50,328           21,477          430,378          609,099
     Contract owner maintenance
       charges                                 (1,717)          (1,154)         (21,707)         (34,594)
     Terminations and withdrawals              (7,600)          (3,595)        (151,119)        (200,776)
     Transfers between
       subaccounts, net                        39,907          303,886         (997,642)      (1,052,634)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              80,918          320,614         (740,090)        (678,906)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     (48,124)         352,778       (2,895,535)        (791,219)
Net assets at beginning of year               356,139            3,361        4,997,402        5,788,621
                                         ----------------------------------------------------------------
Net assets at end of year                $    308,015     $    356,139     $  2,101,867     $  4,997,402
                                         ================================================================

                                            ASTON/OPTIMUM MID CAP                 CALAMOS GROWTH
                                            2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     10,158     $     19,728     $   (149,862)    $   (176,488)
     Capital gains distributions                    -                -                -        2,372,488
     Realized capital gain (loss)
       on sales of fund shares                (13,618)             690         (168,846)         416,567
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (332,151)          (4,888)     (10,350,842)       1,233,287
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (335,611)          15,530      (10,669,550)       3,845,854

   From contract owner
     transactions:
     Variable annuity deposits                157,282           15,720        2,078,771        2,350,451
     Contract owner maintenance
       charges                                 (1,941)            (776)         (89,057)        (110,376)
     Terminations and withdrawals             (23,214)          (2,298)        (591,713)        (738,720)
     Transfers between
       subaccounts, net                       463,124          243,210       (1,055,186)      (2,477,752)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             595,251          255,856          342,815         (976,397)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     259,640          271,386      (10,326,735)       2,869,457
Net assets at beginning of year               300,099           28,713       20,909,526       18,040,069
                                         ----------------------------------------------------------------
Net assets at end of year                $    559,739     $    300,099     $ 10,582,791     $ 20,909,526
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          CALAMOS GROWTH AND INCOME              CALAMOS HIGH YIELD
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     93,757     $    108,580     $     28,344     $     12,862
     Capital gains distributions                    -        1,183,873            5,745            2,864
     Realized capital gain (loss)
       on sales of fund shares               (179,731)         232,015         (105,092)             929
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (5,119,716)        (222,323)         (45,749)         (10,379)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (5,205,690)       1,302,145         (116,752)           6,276

   From contract owner
     transactions:
     Variable annuity deposits              1,351,098        1,948,942           54,256           11,488
     Contract owner maintenance
       charges                                (77,144)         (95,468)          (2,998)            (840)
     Terminations and withdrawals            (557,091)        (754,272)         (32,324)             (84)
     Transfers between
       subaccounts, net                      (980,023)      (1,667,525)         127,197          132,848
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (263,160)        (568,323)         146,131          143,412
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (5,468,850)         733,822           29,379          149,688
Net assets at beginning of year            16,516,483       15,782,661          173,837           24,149
                                         ----------------------------------------------------------------
Net assets at end of year                $ 11,047,633     $ 16,516,483     $    203,216     $    173,837
                                         ================================================================

                                              DREYFUS APPRECIATION           DREYFUS GENERAL MONEY MARKET
                                             2008              2007              2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     25,602     $     15,730     $     72,856     $     84,357
     Capital gains distributions               86,612           91,389                -                -
     Realized capital gain (loss)
       on sales of fund shares                (26,174)          91,357                -                -
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,133,490)         (22,648)               -                -
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,047,450)         175,828           72,856           84,357

   From contract owner
     transactions:
     Variable annuity deposits                309,439          411,445        1,052,092        1,810,691
     Contract owner maintenance
       charges                                (13,551)         (15,302)         (71,282)         (22,646)
     Terminations and withdrawals            (148,005)        (141,958)      (1,368,342)        (589,788)
     Transfers between
       subaccounts, net                      (236,843)        (219,124)       5,301,235          133,824
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (88,960)          35,061        4,913,703        1,332,081
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (1,136,410)         210,889        4,986,559        1,416,438
Net assets at beginning of year             3,215,287        3,004,398        3,096,013        1,679,575
                                         ----------------------------------------------------------------
Net assets at end of year                $  2,078,877     $  3,215,287     $  8,082,572     $  3,096,013
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             DREYFUS MIDCAP VALUE             DREYFUS STRATEGIC VALUE
                                            2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (14,047)    $    (16,563)    $     12,443     $        619
     Capital gains distributions                    -          356,680                -          284,085
     Realized capital gain (loss)
       on sales of fund shares                (33,430)          60,176          (92,267)          53,968
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (822,983)        (306,408)      (2,629,391)        (150,990)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (870,460)          93,885       (2,709,215)         187,682

   From contract owner
     transactions:
     Variable annuity deposits                223,057          284,555        1,124,764          792,210
     Contract owner maintenance
       charges                                 (9,395)         (10,912)         (39,929)         (31,778)
     Terminations and withdrawals            (141,418)        (143,223)        (239,208)        (208,125)
     Transfers between
       subaccounts, net                       (35,419)        (133,654)       2,158,410          774,175
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              36,825           (3,234)       3,004,037        1,326,482
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (833,635)          90,651          294,822        1,514,164
Net assets at beginning of year             2,141,220        2,050,569        5,119,797        3,605,633
                                         ----------------------------------------------------------------
Net assets at end of year                $  1,307,585     $  2,141,220     $  5,414,619     $  5,119,797
                                         ================================================================

                                          DRYDEN SMALL-CAP CORE EQUITY              FEDERATED BOND
                                             2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $          3     $        (41)    $    116,344     $     55,574
     Capital gains distributions                    -                -                -                -
     Realized capital gain (loss)
       on sales of fund shares                    (41)              12          (83,834)         (17,421)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (2,665)            (309)        (283,074)          (1,551)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                (2,703)            (338)        (250,564)          36,602

   From contract owner
     transactions:
     Variable annuity deposits                  5,270               42          204,676          177,270
     Contract owner maintenance
       charges                                    (43)              (9)         (12,358)          (6,066)
     Terminations and withdrawals                 (20)               -         (179,351)         (36,548)
     Transfers between
       subaccounts, net                         2,822            4,886        1,029,975        1,034,472
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               8,029            4,919        1,042,942        1,169,128
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                       5,326            4,581          792,378        1,205,730
Net assets at beginning of year                 4,581                -        1,458,679          252,949
                                         ----------------------------------------------------------------
Net assets at end of year                $      9,907     $      4,581     $  2,251,057     $  1,458,679
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                               FIDELITY ADVISOR            FIDELITY ADVISOR INTERNATIONAL
                                               DIVIDEND GROWTH                  CAPITAL APPRECIATION
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $      2,015     $    (10,795)    $     (6,471)    $    (11,723)
     Capital gains distributions               17,424          134,021                -          261,320
     Realized capital gain (loss)
       on sales of fund shares                (54,104)         110,848          (80,897)          60,761
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (868,637)        (237,003)        (451,665)        (252,403)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (903,302)          (2,929)        (539,033)          57,955

   From contract owner
     transactions:
     Variable annuity deposits                267,428          212,232              536            6,902
     Contract owner maintenance
       charges                                 (8,797)         (12,071)          (3,303)          (6,018)
     Terminations and withdrawals             (87,759)         (91,416)         (47,874)         (59,074)
     Transfers between
       subaccounts, net                      (142,318)        (525,283)         (72,828)        (384,530)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              28,554         (416,538)        (123,469)        (442,720)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (874,748)        (419,467)        (662,502)        (384,765)
Net assets at beginning of year             2,002,894        2,422,361        1,117,585        1,502,350
                                         ----------------------------------------------------------------
Net assets at end of year                $  1,128,146     $  2,002,894     $    455,083     $  1,117,585
                                         ================================================================

                                            FIDELITY ADVISOR MID CAP        FIDELITY ADVISOR REAL ESTATE
                                             2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (4,851)    $     (6,715)    $      7,421     $     (2,274)
     Capital gains distributions                3,850          106,564            1,510           28,030
     Realized capital gain (loss)
       on sales of fund shares                (58,971)          14,081          (71,182)         (52,831)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (311,987)         (62,322)        (288,740)         (88,732)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (371,959)          51,608         (350,991)        (115,807)

   From contract owner
     transactions:
     Variable annuity deposits                 67,186           80,050           84,097           99,150
     Contract owner maintenance
       charges                                 (2,501)          (4,714)          (3,588)          (2,462)
     Terminations and withdrawals             (35,599)        (116,771)         (45,219)         (17,995)
     Transfers between
       subaccounts, net                       (47,779)          (5,956)         559,496          154,590
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (18,693)         (47,391)         594,786          233,283
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (390,652)           4,217          243,795          117,476
Net assets at beginning of year               699,798          695,581          329,367          211,891
                                         ----------------------------------------------------------------
Net assets at end of year                $    309,146     $    699,798     $    573,162     $    329,367
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                               FIDELITY ADVISOR                GOLDMAN SACHS EMERGING
                                               VALUE STRATEGIES                    MARKETS EQUITY
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (8,701)    $    (17,276)    $      2,296     $     (1,574)
     Capital gains distributions                    -          283,251           93,997           93,211
     Realized capital gain (loss)
       on sales of fund shares                (98,389)          28,340         (193,206)          19,330
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (762,380)        (223,967)        (419,015)         (32,100)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (869,470)          70,348         (515,928)          78,867

   From contract owner
     transactions:
     Variable annuity deposits                150,467          201,249          174,988           95,037
     Contract owner maintenance
       charges                                 (7,529)          (9,790)          (4,243)          (2,306)
     Terminations and withdrawals             (85,092)        (121,905)         (28,916)          (7,329)
     Transfers between
       subaccounts, net                      (122,623)        (167,063)           8,250          534,097
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (64,777)         (97,509)         150,079          619,499
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (934,247)         (27,161)        (365,849)         698,366
Net assets at beginning of year             1,745,878        1,773,039          731,779           33,413
                                         ----------------------------------------------------------------
Net assets at end of year                $    811,631     $  1,745,878     $    365,930     $    731,779
                                         ================================================================

                                                 GOLDMAN SACHS                   JANUS ADVISER INTECH
                                               GOVERNMENT INCOME                  RISK-MANAGED CORE
                                             2008              2007              2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     47,110     $     69,015     $        203     $        187
     Capital gains distributions                8,135                -                -            2,531
     Realized capital gain (loss)
       on sales of fund shares                103,547           31,498           (8,529)             996
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (50,223)          98,085          (17,018)            (981)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               108,569          198,598          (25,344)           2,733

   From contract owner
     transactions:
     Variable annuity deposits                150,980          280,335            6,539           32,242
     Contract owner maintenance
       charges                                 (8,563)         (12,738)            (315)            (335)
     Terminations and withdrawals             (92,199)         (71,228)          (1,134)          (1,875)
     Transfers between
       subaccounts, net                    (1,139,327)         487,496          (15,150)          10,414
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (1,089,109)         683,865          (10,060)          40,446
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (980,540)         882,463          (35,404)          43,179
Net assets at beginning of year             3,025,384        2,142,921           90,424           47,245
                                         ----------------------------------------------------------------
Net assets at end of year                $  2,044,844     $  3,025,384     $     55,020     $     90,424
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                JANUS ADVISER
                                             INTERNATIONAL GROWTH                JENNISON 20/20 FOCUS
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (33,195)    $     15,865     $     (7,138)    $     (1,943)
     Capital gains distributions              537,497          146,431              443           32,527
     Realized capital gain (loss)
       on sales of fund shares                (93,607)          15,597          (24,622)              96
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (2,901,471)         155,910         (343,528)         (27,977)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (2,490,776)         333,803         (374,845)           2,703

   From contract owner
     transactions:
     Variable annuity deposits                926,891          544,248          194,608           47,038
     Contract owner maintenance
       charges                                (20,643)          (7,891)          (2,545)            (553)
     Terminations and withdrawals            (152,213)         (66,881)         (34,693)          (2,789)
     Transfers between
       subaccounts, net                     1,759,937        2,085,249          107,633          765,122
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           2,513,972        2,554,725          265,003          808,818
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                      23,196        2,888,528         (109,842)         811,521
Net assets at beginning of year             3,150,264          261,736          819,135            7,614
                                         ----------------------------------------------------------------
Net assets at end of year                $  3,173,460     $  3,150,264     $    709,293     $    819,135
                                         ================================================================

                                             JENNISON SMALL COMPANY           NEUBERGER BERMAN CORE BOND
                                             2008              2007              2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (2,590)    $    (15,242)    $    191,139     $    151,736
     Capital gains distributions               16,146           82,931                -                -
     Realized capital gain (loss)
       on sales of fund shares                (33,153)          52,454         (124,746)        (148,399)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (146,819)          27,660         (437,797)         100,188
                                         ----------------------------------------------------------------
   Net increase (decrease) in                (166,416)         147,803         (371,404)         103,525
     net assets from operations

   From contract owner
     transactions:
     Variable annuity deposits                 57,169          413,319          682,222          617,629
     Contract owner maintenance
       charges                                 (1,749)         (11,482)         (36,974)         (23,442)
     Terminations and withdrawals              (4,209)         (53,314)        (467,261)        (283,954)
     Transfers between
       subaccounts, net                      (409,114)      (1,299,257)       1,638,659         (389,053)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net            (357,903)        (950,734)       1,816,646          (78,821)
     assets from contract owner
     transactions
                                         ----------------------------------------------------------------
Net increase (decrease) in net               (524,319)        (802,931)       1,445,242           24,705
   assets
Net assets at beginning of year               744,554        1,547,485        3,989,018        3,964,313
                                         ----------------------------------------------------------------
Net assets at end of year                $    220,235     $    744,554     $  5,434,260     $  3,989,018
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                  NEUBERGER BERMAN
                                           NEUBERGER BERMAN PARTNERS             SOCIALLY RESPONSIVE
                                              2008            2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (1,336)    $     (1,073)    $       (796)    $       (777)
     Capital gains distributions                1,328            8,207            1,980            9,540
     Realized capital gain (loss)
       on sales of fund shares                (32,174)           1,118          (16,856)           1,063
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (79,692)             393          (78,473)           1,708
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (111,874)           8,645          (94,145)          11,534

   From contract owner
     transactions:
     Variable annuity deposits                 31,297           20,415           36,233           72,023
     Contract owner maintenance
       charges                                 (1,712)          (1,993)            (847)          (1,053)
     Terminations and withdrawals              (5,694)         (12,557)          (2,535)         (48,128)
     Transfers between
       subaccounts, net                       (64,045)         150,082          (71,912)          96,634
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (40,154)         155,947          (39,061)         119,476
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (152,028)         164,592         (133,206)         131,010
Net assets at beginning of year               234,674           70,082          260,421          129,411
                                         ----------------------------------------------------------------
Net assets at end of year                $     82,646     $    234,674     $    127,215     $    260,421
                                         ================================================================

                                               PIMCO FOREIGN BOND
                                              (U.S. DOLLAR-HEDGED)                 PIMCO HIGH YIELD
                                             2008              2007             2008            2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     16,655     $      3,611     $    223,124     $    215,147
     Capital gains distributions               51,759                -                -            2,289
     Realized capital gain (loss)
       on sales of fund shares                (20,378)          (6,960)        (128,515)           6,847
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (105,273)             992       (1,001,132)        (140,241)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               (57,237)          (2,357)        (906,523)          84,042

   From contract owner
     transactions:
     Variable annuity deposits                 79,635           49,148          398,357          545,651
     Contract owner maintenance
       charges                                 (3,903)          (1,235)         (17,906)         (19,051)
     Terminations and withdrawals             (44,098)          (8,311)        (202,221)        (212,172)
     Transfers between
       subaccounts, net                       910,108         (424,370)        (189,586)        (131,445)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             941,742         (384,768)         (11,356)         182,983
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     884,505         (387,125)        (917,879)         267,025
Net assets at beginning of year                65,764          452,889        3,780,840        3,513,815
                                         ----------------------------------------------------------------
Net assets at end of year                $    950,269     $     65,764     $  2,862,961     $  3,780,840
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              ROYCE OPPORTUNITY                     ROYCE VALUE
                                            2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $       (740)    $       (697)    $     (8,533)    $      5,423
     Capital gains distributions                9,257           28,838                -           40,442
     Realized capital gain (loss)
       on sales of fund shares                (20,780)            (170)         (32,982)          (4,485)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (106,125)         (45,148)        (437,558)         (71,309)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (118,388)         (17,177)        (479,073)         (29,929)

   From contract owner
     transactions:
     Variable annuity deposits                 14,734           23,747          523,205          311,203
     Contract owner maintenance
       charges                                 (1,182)            (848)          (5,991)          (2,382)
     Terminations and withdrawals             (15,699)          (2,145)         (15,366)          (2,952)
     Transfers between
       subaccounts, net                        95,751          176,926          437,112          378,462
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              93,604          197,680          938,960          684,331
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     (24,784)         180,503          459,887          654,402
Net assets at beginning of year               208,138           27,635          668,535           14,133
                                         ----------------------------------------------------------------
Net assets at end of year                $    183,354     $    208,138     $  1,128,422     $    668,535
                                         ================================================================

                                                RS TECHNOLOGY                         RS VALUE
                                            2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (1,335)    $       (159)    $     (5,179)    $       (987)
     Capital gains distributions                1,399            4,329            4,531           34,116
     Realized capital gain (loss)
       on sales of fund shares                (26,898)              17         (142,591)              18
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (108,044)          (4,881)        (108,559)         (57,830)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (134,878)            (694)        (251,798)         (24,683)

   From contract owner
     transactions:
     Variable annuity deposits                 51,157            3,317          124,046          114,967
     Contract owner maintenance
       charges                                 (1,054)            (285)          (4,469)          (2,317)
     Terminations and withdrawals             (24,075)               -          (51,395)         (63,027)
     Transfers between
       subaccounts, net                        32,886          216,376       (1,054,010)       1,412,459
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              58,914          219,407         (985,828)       1,462,082
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     (75,964)         218,714       (1,237,626)       1,437,399
Net assets at beginning of year               226,545            7,831        1,500,905           63,506
                                         ----------------------------------------------------------------
Net assets at end of year                $    150,581     $    226,545     $    263,279     $  1,500,905
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          SECURITY ALPHA OPPORTUNITY       SECURITY CAPITAL PRESERVATION
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (9,015)    $     (2,442)    $    176,925     $    286,468
     Capital gains distributions                    -          171,996                -                -
     Realized capital gain (loss)
       on sales of fund shares               (334,980)          (6,073)        (189,779)         (67,649)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (59,873)        (144,391)      (1,019,288)        (255,373)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (403,868)          19,090       (1,032,142)         (36,554)

   From contract owner
     transactions:
     Variable annuity deposits                103,138            4,496          470,635          927,421
     Contract owner maintenance
       charges                                 (5,873)          (1,798)         (32,826)         (37,330)
     Terminations and withdrawals             (13,147)          (4,366)        (461,041)        (330,256)
     Transfers between
       subaccounts, net                      (232,460)         938,639       (1,310,313)      (1,499,801)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (148,342)         936,971       (1,333,545)        (939,968)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (552,210)         956,061       (2,365,687)        (976,520)
Net assets at beginning of year               956,061                -        6,946,569        7,923,089
                                         ----------------------------------------------------------------
Net assets at end of year                $    403,851     $    956,061     $  4,580,882     $  6,946,569
                                         ================================================================

                                          SECURITY DIVERSIFIED INCOME              SECURITY EQUITY
                                             2008              2007            2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     97,669     $     81,219     $     (1,583)    $     (2,574)
     Capital gains distributions                    -                -              648           38,665
     Realized capital gain (loss)
       on sales of fund shares                (36,755)         (13,742)          (3,504)           3,555
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (376,924)         (34,112)         (98,970)         (55,061)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (316,010)          33,365         (103,409)         (15,415)

   From contract owner
     transactions:
     Variable annuity deposits                218,948          254,219           44,895           46,315
     Contract owner maintenance
       charges                                (13,317)         (14,273)          (1,562)          (2,233)
     Terminations and withdrawals            (168,736)        (154,658)          (6,134)         (36,941)
     Transfers between
       subaccounts, net                       779,268         (429,398)          (2,804)         (30,619)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             816,163         (344,110)          34,395          (23,479)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     500,153         (310,745)         (69,014)         (38,893)
Net assets at beginning of year             2,120,478        2,431,223          249,753          288,646
                                         ----------------------------------------------------------------
Net assets at end of year                $  2,620,631     $  2,120,478     $    180,739     $    249,753
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                             SECURITY
                                                SECURITY GLOBAL             HIGH YIELD
                                            2008              2007             2008
                                         -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (45,735)    $    (51,937)    $     81,147
     Capital gains distributions               31,691        2,450,700                -
     Realized capital gain (loss)
       on sales of fund shares               (415,037)         125,094         (257,878)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (2,455,304)      (1,848,146)        (305,228)
                                         -----------------------------------------------
   Net increase (decrease) in
     net assets from operations            (2,884,385)         675,711         (481,959)

   From contract owner
     transactions:
     Variable annuity deposits                658,606          978,780          188,093
     Contract owner maintenance
       charges                                (28,667)         (31,247)          (9,009)
     Terminations and withdrawals            (240,508)        (343,088)         (13,768)
     Transfers between
       subaccounts, net                      (620,565)         (73,068)       1,282,435
                                         -----------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (231,134)         531,377        1,447,751
                                         -----------------------------------------------
Net increase (decrease) in net
   assets                                  (3,115,519)       1,207,088          965,792
Net assets at beginning of year             7,570,759        6,363,671                -
                                         -----------------------------------------------
Net assets at end of year                $  4,455,240     $  7,570,759     $    965,792
                                         ===============================================

                                            SECURITY LARGE CAP VALUE           SECURITY MID CAP GROWTH
                                              2008             2007            2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (6,603)    $     (9,667)    $    (10,461)    $    (14,920)
     Capital gains distributions                6,516           81,702            8,109          296,880
     Realized capital gain (loss)
       on sales of fund shares               (149,760)         151,451         (103,541)         (10,197)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (595,324)        (183,041)        (443,574)        (443,021)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (745,171)          40,445         (549,467)        (171,258)

   From contract owner
     transactions:
     Variable annuity deposits                123,464          303,546          128,429          202,730
     Contract owner maintenance
       charges                                (10,826)         (12,688)          (6,198)          (8,787)
     Terminations and withdrawals            (136,255)        (179,160)         (49,373)         (67,365)
     Transfers between
       subaccounts, net                      (532,634)        (212,489)        (149,151)        (285,344)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (556,251)        (100,791)         (76,293)        (158,766)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (1,301,422)         (60,346)        (625,760)        (330,024)
Net assets at beginning of year             2,165,160        2,225,506        1,423,075        1,753,099
                                         ----------------------------------------------------------------
Net assets at end of year                $    863,738     $  2,165,160     $    797,315     $  1,423,075
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            SECURITY MID CAP VALUE               SECURITY SELECT 25
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (80,073)    $   (133,688)    $     (4,973)    $     (6,887)
     Capital gains distributions            1,694,262        4,405,194                -           60,927
     Realized capital gain (loss)
       on sales of fund shares               (537,254)         509,023          (27,233)           7,873
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (7,011,156)      (4,744,177)        (207,186)        (114,397)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (5,934,221)          36,352         (239,392)         (52,484)

   From contract owner
     transactions:
     Variable annuity deposits              2,088,827        2,664,691           55,050           72,964
     Contract owner maintenance
       charges                               (107,204)        (138,636)          (4,050)          (4,454)
     Terminations and withdrawals            (793,094)        (858,563)         (54,200)         (20,497)
     Transfers between
       subaccounts, net                    (2,593,473)      (2,223,807)         (62,374)         (64,079)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (1,404,944)        (556,315)         (65,574)         (16,066)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (7,339,165)        (519,963)        (304,966)         (68,550)
Net assets at beginning of year            22,163,582       22,683,545          688,468          757,018
                                         ----------------------------------------------------------------
Net assets at end of year                $ 14,824,417     $ 22,163,582     $    383,502     $    688,468
                                         ================================================================

                                                                                  T. ROWE PRICE
                                           SECURITY SMALL CAP GROWTH           CAPITAL APPRECIATION
                                             2008             2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (3,316)    $     (4,705)    $     10,398     $     74,326
     Capital gains distributions                1,918           36,119            9,085          215,329
     Realized capital gain (loss)
       on sales of fund shares                 (5,893)          26,159         (136,756)        (211,275)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (227,412)         (36,284)        (260,428)        (137,015)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (234,703)          21,289         (377,701)         (58,635)

   From contract owner
     transactions:
     Variable annuity deposits                 31,848           70,723          147,735          192,353
     Contract owner maintenance
       charges                                 (1,847)          (2,722)          (6,620)          (8,809)
     Terminations and withdrawals              (7,693)         (44,543)        (103,656)         (36,783)
     Transfers between
       subaccounts, net                       (19,510)         (89,052)        (404,317)       1,306,132
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               2,798          (65,594)        (366,858)       1,452,893
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (231,905)         (44,305)        (744,559)       1,394,258
Net assets at beginning of year               485,455          529,760        1,701,125          306,867
                                         ----------------------------------------------------------------
Net assets at end of year                $    253,550     $    485,455     $    956,566     $  1,701,125
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          T. ROWE PRICE GROWTH STOCK            VAN KAMPEN COMSTOCK
                                            2008              2007             2008              2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (30,977)    $    (24,220)    $    118,770     $    105,393
     Capital gains distributions               10,820           96,616           89,039          608,257
     Realized capital gain (loss)
       on sales of fund shares               (129,809)          99,319         (348,070)         185,621
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,736,732)          96,538       (4,047,310)      (1,196,682)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,886,698)         268,253       (4,187,571)        (297,411)

   From contract owner
     transactions:
     Variable annuity deposits                549,484          542,512        1,061,042        1,393,057
     Contract owner maintenance
       charges                                (22,269)         (17,418)         (50,282)         (60,007)
     Terminations and withdrawals            (250,064)         (74,152)        (416,245)        (494,897)
     Transfers between
       subaccounts, net                     2,261,445          (74,411)         536,023       (1,151,940)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           2,538,596          376,529        1,130,538         (313,787)
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                     651,898          644,784       (3,057,033)        (611,198)
Net assets at beginning of year             2,462,671        1,817,887       10,406,704       11,017,902
                                         ----------------------------------------------------------------
Net assets at end of year                $  3,114,569     $  2,462,671     $  7,349,671     $ 10,406,704
                                         ================================================================

                                                                            VAN KAMPEN
                                                                              MID CAP
                                          VAN KAMPEN EQUITY AND INCOME        GROWTH
                                             2008              2007            2008
                                         -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    125,768     $    134,260     $     (1,759)
     Capital gains distributions                7,544          276,183            1,231
     Realized capital gain (loss)
       on sales of fund shares               (376,426)         429,710           13,355
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,624,925)        (503,522)        (120,629)
                                         -----------------------------------------------
   Net increase (decrease) in
     net assets from operations            (1,868,039)         336,631         (107,802)

   From contract owner
     transactions:
     Variable annuity deposits                868,392        1,645,008           29,477
     Contract owner maintenance
       charges                                (34,216)         (53,217)          (1,879)
     Terminations and withdrawals            (338,358)        (562,911)         (19,521)
     Transfers between
       subaccounts, net                    (3,950,962)        (895,907)         213,760
                                         -----------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (3,455,144)         132,973          221,839
                                         -----------------------------------------------
Net increase (decrease) in net
   assets                                  (5,323,183)         469,604          114,035
Net assets at beginning of year             9,939,487        9,469,883                -
                                         -----------------------------------------------
Net assets at end of year                $  4,616,304     $  9,939,487     $    114,035
                                         ===============================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                               WELLS FARGO ADVANTAGE
                                         WELLS FARGO ADVANTAGE GROWTH           LARGE COMPANY CORE
                                            2008              2007             2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (7,924)    $     (5,711)    $        184     $       (393)
     Capital gains distributions                    -                -                -                -
     Realized capital gain (loss)
       on sales of fund shares                 (9,815)          20,186            3,846            8,847
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (433,405)         121,984          (65,395)          (7,343)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (451,144)         136,459          (61,365)           1,111

   From contract owner
     transactions:
     Variable annuity deposits                106,533           57,203           14,122           22,412
     Contract owner maintenance
       charges                                 (3,094)          (2,815)          (1,814)          (1,315)
     Terminations and withdrawals             (19,568)          (5,214)         (34,541)            (691)
     Transfers between
       subaccounts, net                        50,821          281,567           (5,437)         (11,344)
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             134,692          330,741          (27,670)           9,061
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (316,452)         467,200          (89,035)          10,173
Net assets at beginning of year               982,449          515,249          183,316          173,143
                                         ----------------------------------------------------------------
Net assets at end of year                $    665,997     $    982,449     $     94,281     $    183,316
                                         ================================================================

                                             WELLS FARGO ADVANTAGE              WELLS FARGO ADVANTAGE
                                                  OPPORTUNITY                      SMALL CAP VALUE
                                             2008              2007              2008             2007
                                         ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $     (3,658)    $      1,864     $    (84,884)    $    (80,493)
     Capital gains distributions                    -           72,608                -        1,354,859
     Realized capital gain (loss)
       on sales of fund shares                (21,304)           4,582         (140,512)          86,695
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (163,098)         (61,063)      (4,232,608)        (620,733)
                                         ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (188,060)          17,991       (4,458,004)         740,328

   From contract owner
     transactions:
     Variable annuity deposits                 30,718           33,767        1,494,427        1,371,526
     Contract owner maintenance
       charges                                 (1,646)          (2,114)         (52,128)         (47,676)
     Terminations and withdrawals              (7,933)         (13,807)        (404,829)        (385,462)
     Transfers between
       subaccounts, net                       (19,756)          (9,663)       1,226,763          153,909
                                         ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               1,383            8,183        2,264,233        1,092,296
                                         ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (186,677)          26,174       (2,193,771)       1,832,625
Net assets at beginning of year               471,554          445,380        9,674,588        7,841,963
                                         ----------------------------------------------------------------
Net assets at end of year                $    284,877     $    471,554     $  7,480,817     $  9,674,588
                                         ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                          Notes to Financial Statements
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Variable Annuity Account XIV - Valuebuilder Variable Annuity of Security Benefit Life Insurance Company (VVASBL) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for VVASBL are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                        SUBACCOUNT                                                    MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value                                           AIM Basic Value Fund (Class A)
AIM Dynamics                                              AIM Dynamics Fund (Class A)
AIM Large Cap Growth                                      AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                                   AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                                      AIM Small Cap Growth Fund (Class A)
AIM Technology                                            AIM Technology Fund (Class A)
American Century Equity Income                            American Century Equity Income Fund (Class A)
American Century Heritage                                 American Century Heritage Fund (Class A)
American Century International Growth                     American Century International Growth Fund (Class A)
American Century Select                                   American Century Select Fund (Class A)
American Century Strategic Allocation: Aggressive         American Century Strategic Allocation: Aggressive (Class A)
American Century Strategic Allocation: Conservative       American Century Strategic Allocation: Conservative (Class A)
American Century Strategic Allocation: Moderate           American Century Strategic Allocation: Moderate (Class A)
Ariel Fund                                                Ariel Fund
Aston/Optimum Mid Cap                                     Aston/Optimum Mid Cap (Class N)
Calamos Growth                                            Calamos Growth Fund (Class A)
Calamos Growth and Income                                 Calamos Growth and Income Fund (Class A)
Calamos High Yield                                        Calamos High Yield (Class A)
Dreyfus Appreciation                                      Dreyfus Appreciation Fund, Inc.
Dreyfus General Money Market                              Dreyfus General Money Market Fund (Class B)
Dreyfus Midcap Value                                      Dreyfus Midcap Value Fund
Dreyfus Strategic Value(1)                                Dreyfus Strategic Value Fund (Class A)
Dryden Small-Cap Core Equity                              Dryden Small-Cap Core Equity (Class A)
Federated Bond                                            Federated Bond (Class A)
Fidelity Advisor Dividend Growth                          Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital Appreciation       Fidelity Advisor International Capital Appreciation Fund (Class T)
Fidelity Advisor Mid Cap                                  Fidelity Advisor Mid CapFund (Class T)
Fidelity Advisor Real Estate                              Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies                         Fidelity Advisor Value Strategies Fund (Class T)
Goldman Sachs Emerging Markets Equity                     Goldman Sachs Emerging Markets Equity (Service Class)
Goldman Sachs Government Income                           Goldman Sachs Government Income (Service Class)
Janus Adviser INTECH Risk-Managed Core                    Janus Adviser INTECH Risk-Managed Core (Class S)
Janus Adviser International Growth                        Janus Adviser International Growth (Class S)
Jennison 20/20 Focus                                      Jennison 20/20 Focus (Class A)
Jennison Small Company                                    Jennison Small Company (Class A)
Neuberger Berman Core Bond(2)                             Neuberger Berman Core Bond (NB Investor Class)


                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                    SUBACCOUNT                                                        MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners                                 Neuberger Berman Partners (Advisor Class)
Neuberger Berman Socially Responsive                      Neuberger Berman Socially Responsive (Trust Class)
PIMCO Foreign Bond (U.S. Dollar-Hedged)                   PIMCO Foreign Bond (U.S. Dollar-Hedged) (Class R)
PIMCO High Yield                                          PIMCO High Yield Fund (Class A)
Royce Opportunity                                         Royce Opportunity (Service Class)
Royce Value                                               Royce Value (Service Class)
RS Technology                                             RS Technology (Class A)
RS Value                                                  RS Value (Class A)
Security Alpha Opportunity (4)                            Security Alpha Opportunity Fund
Security Capital Preservation                             Security Capital Preservation Fund (Class A)
Security Diversified Income                               Security Diversified Income (Class A)
Security Equity                                           Security Equity Fund (Class A)
Security Global                                           Security Global Fund (Class A)
Security High Yield                                       Security High Yield Fund (Class A)
Security Large Cap Value                                  Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                                   Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                                    Security Mid Cap Value Fund (Class A)
Security Select 25                                        Security Select 25 Fund (Class A)
Security Small Cap Growth                                 Security Small Cap Growth Fund (Class A)
T. Rowe Price Capital Appreciation                        T. Rowe Price Capital Appreciation (Advisor Class)
T. Rowe Price Growth Stock                                T. Rowe Price Growth Stock (Class R)
Van Kampen Comstock                                       Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                              Van Kampen Equity and Income Fund (Class A)
Van Kampen Mid Cap Growth                                 Van Kampen Mid Cap Growth Fund (Class A)
Wells Fargo Advantage Growth                              Wells Fargo Advantage Growth Fund (Class A)
Wells Fargo Advantage Large Company Core(3)               Wells Fargo Advantage Large Company Core Fund (Class A)
Wells Fargo Advantage Opportunity                         Wells Fargo Advantage Opportunity Fund (Class A)
Wells Fargo Advantage Small Cap Value                     Wells Fargo Advantage Small Cap Value Fund (Class A)

(1)   Prior to December 1, 2008, this subaccount was Dryfus Premier Strategic
      Value.

(2)   Prior to September 26, 2008, this subaccount was Lehman Brothers Core
      Bond.

(3) Prior to June 20, 2008, this subaccount was Wells Fargo Advantage Growth and Income.

(4)   No longer available for investment.

During 2008, the Security Income Opportunity Fund and the Van Kampen Aggressive Growth Fund merged into the Security High Yield Fund and the Van Kampen Mid Cap Growth Fund, respectively.

Pursuant to the plan of reorganization approved by the Security Income Opportunity Fund shareholders, the Security High Yield Fund acquired all of the net assets of the Security Income Opportunity Fund, which totaled $1,575,791 on the closing date of the reorganization, July 25, 2008. A total of 172,974 shares were exchanged from the Security Income Opportunity Fund. In exchange for the assets of the Security Income Opportunity Fund, 140,846 shares of Security High Yield Fund were issued to shareholders of record immediately after the closing date.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Pursuant to the plan of reorganization approved by the Van Kampen Aggressive Growth Fund shareholders, the Van Kampen Mid Cap Growth Fund acquired all of the net assets of the Van Kampen Aggressive Growth Fund, which totaled $207,914 on the closing date of the reorganization, July 11, 2008. A total of 12,564 shares were exchanged from the Van Kampen Aggressive Growth Fund. In exchange for the assets of the Van Kampen Aggressive Growth Fund, 8,609 shares of Van Kampen Mid Cap Growth Fund were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Invesco AIM Advisors, Inc. has engaged various subadvisors to provide services for AIM Basic Value Fund, AIM Dynamics Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor for American Century Equity Income Fund, American Century Heritage Fund, American Century Select Fund, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative and American Century Strategic
Allocation: Moderate. American Century Global serves as investment advisor for American Century International Growth Fund. Ariel Capital Management, LLC serves as investment advisor for Ariel Fund. Aston Asset Management LLC has engaged Optimum Investment Advisors, LLC to provide subadvisory services to Aston/Optimum Mid Cap Fund. Calamos Advisors, LLC serves as investment advisor for Calamos Growth Fund, Calamos Growth and Income Fund and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus Appreciation Fund, Inc., Dreyfus General Money Market Fund, Dreyfus Midcap Value Fund and Dreyfus Strategic Value Fund. Quantitative Management Associates LLC serves as investment advisor for Dryden Small-Cap Core Equity. Federated Investment Management Company serves as investment advisor for Federated Bond. Fidelity Management & Research Company serves as investment advisor for Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Real Estate Fund and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management, LP serves as investment advisor for Goldman Sachs Emerging Markets Equity and Goldman Sachs Government Income. Janus Capital Management serves as investment advisor for Janus Adviser INTECH Risk-Managed Core and Janus Adviser International Growth. Jennison Associates, L.L.C serves as investment advisor for Jennison 20/20 Focus and Jennison Small Company. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman Core Bond, Neuberger Berman Partners and Neuberger Berman Socially Responsive. Pacific Investment Management Company LLC

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

serves as investment advisor for PIMCO Foreign Bond (U.S. Dollar-Hedged) and PIMCO High Yield Fund. Royce & Associates, LLC serves as investment advisor for Royce Opportunity and Royce Value. RS Investment Management Co. LLC serves as investment advisor for RS Technology and RS Value. Security Investors, LLC (SI) is a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Fund, Security High Yield Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, Security Select 25 Fund and Security Small Cap Growth Fund. SI has engaged Security Global Investors and Mainstream Investment Advisers, LLC to provide subadvisory services to Security Alpha Opportunity Fund and Security Global Investors to provide subadvisory services to Security Global Fund. T. Rowe Price serves as investment advisor for T. Rowe Price Capital Appreciation and T. Rowe Price Growth Stock. Van Kampen Asset Management serves as investment advisor for Van Kampen Comstock Fund, Van Kampen Mid Cap Growth Fund and Van Kampen Equity and Income Fund. Wells Fargo Funds Management, LLC has engaged Matrix Asset Advisors, Inc. to provide subadvisory services to Wells Fargo Advantage Large Company Core Fund and Wells Capital Management Incorporated to provide subadvisory services Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Small Cap Value Fund.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, were as follows:

                                                      COST OF          PROCEEDS
SUBACCOUNT                                           PURCHASES        FROM SALES
--------------------------------------------------------------------------------
AIM Basic Value                                     $  432,831        $  305,581
AIM Dynamics                                           109,859           177,509
AIM Large Cap Growth                                   211,733            99,542
AIM Mid Cap Core Equity                                148,865           150,766
AIM Small Cap Growth                                 1,231,712           491,215
AIM Technology                                          34,046           153,077
American Century Equity Income                       1,169,815         1,726,252

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                            COST OF       PROCEEDS
SUBACCOUNT                                                 PURCHASES     FROM SALES
------------------------------------------------------------------------------------
American Century Heritage                                $    594,798   $    531,513
American Century International Growth                         542,370        577,416
American Century Select                                       182,434        243,497
American Century Strategic Allocation: Aggressive             307,286      3,746,854
American Century Strategic Allocation: Conservative         1,144,228      1,842,375
American Century Strategic Allocation: Moderate               324,771        238,111
Ariel Fund                                                    466,014      1,205,857
Aston/Optimum Mid Cap                                         672,126         66,717
Calamos Growth                                              1,676,462      1,483,509
Calamos Growth and Income                                   1,057,651      1,227,054
Calamos High Yield                                          1,139,130        958,910
Dreyfus Appreciation                                          439,028        415,774
Dreyfus General Money Market                                7,873,236      2,886,677
Dreyfus Midcap Value                                          205,692        182,914
Dreyfus Strategic Value                                     3,795,819        779,339
Dryden Small-Cap Core Equity                                    8,253            221
Federated Bond                                              2,485,879      1,326,593
Fidelity Advisor Dividend Growth                              393,923        345,930
Fidelity Advisor International Capital Appreciation            11,316        141,256
Fidelity Advisor Mid Cap                                       84,374        104,068
Fidelity Advisor Real Estate                                  898,901        295,184
Fidelity Advisor Value Strategies                             155,119        228,597
Goldman Sachs Emerging Markets Equity                         632,462        386,090
Goldman Sachs Government Income                             2,559,771      3,593,820
Janus Adviser INTECH Risk-Managed Core                         30,871         40,728
Janus Adviser International Growth                          3,475,109        456,835
Jennison 20/20 Focus                                          476,567        218,259
Jennison Small Company                                         87,780        432,127
Neuberger Berman Core Bond                                  4,421,512      2,413,727
Neuberger Berman Partners                                      80,437        120,599
Neuberger Berman Socially Responsive                           53,292         91,169
PIMCO Foreign Bond (U.S. Dollar-Hedged)                     1,472,294        462,138
PIMCO High Yield                                            1,540,282      1,328,514
Royce Opportunity                                             163,158         61,037
Royce Value                                                 1,110,373        179,946

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       COST OF        PROCEEDS
SUBACCOUNT                                            PURCHASES      FROM SALES
--------------------------------------------------------------------------------
RS Technology                                        $    136,186   $     77,208
RS Value                                                  248,112      1,234,588
Security Alpha Opportunity                              1,503,417      1,660,774
Security Capital Preservation                             707,901      1,864,521
Security Diversified Income                             1,499,367        585,535
Security Equity                                            46,090         12,630
Security Global                                           862,272      1,107,450
Security High Yield                                     3,175,049      1,757,017
Security Large Cap Value                                  530,613      1,086,951
Security Mid Cap Growth                                   144,241        222,886
Security Mid Cap Value                                  3,273,321      3,064,076
Security Select 25                                         57,115        127,662
Security Small Cap Growth                                  66,549         65,149
T. Rowe Price Capital Appreciation                        654,760      1,002,135
T. Rowe Price Growth Stock                              3,457,994        939,555
Van Kampen Comstock                                     3,362,554      2,024,207
Van Kampen Equity and Income                            1,297,166      4,618,998
Van Kampen Mid Cap Growth                                 186,672         33,314
Wells Fargo Advantage Growth                              372,850        246,082
Wells Fargo Advantage Large Company Core                   15,127         42,613
Wells Fargo Advantage Opportunity                          59,967         62,242
Wells Fargo Advantage Small Cap Value                   2,933,682        754,333

ANNUITY RESERVES

As of December 31, 2008, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value. Additionally SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to accounts with $25,000 or more and 1.10% of the average daily net asset value to accounts with less than $25,000. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55 % of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, were as follows:

                                                       2008                                 2007
                                          ----------------------------------  ----------------------------------
                                                                     NET                                 NET
                                             UNITS      UNITS      INCREASE    UNITS       UNITS      INCREASE
SUBACCOUNT                                  ISSUED    REDEEMED    (DECREASE)   ISSUED     REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------------------------------
AIM Basic Value                             60,439    (54,518)       5,921     51,873     (71,633)     (19,760)
AIM Dynamics                                13,932     (1,598)      12,334     25,235     (23,814)       1,421
AIM Large Cap Growth                        40,069    (19,825)      20,244     26,164     (30,370)      (4,206)
AIM Mid Cap Core Equity                     16,118    (16,695)        (577)    15,402     (13,583)       1,819
AIM Small Cap Growth                       156,052    (76,183)      79,869     70,819     (57,170)      13,649
AIM Technology                              12,606    (35,440)     (22,834)    40,699     (10,456)      30,243
American Century Equity Income             146,899   (185,218)     (38,319)   287,050    (263,214)      23,836
American Century Heritage                   61,030    (53,362)       7,668     83,307     (18,677)      64,630
American Century International Growth       92,717    (89,329)       3,388    115,499     (85,736)      29,763
American Century Select                     47,597    (48,022)        (425)    63,863    (102,179)     (38,316)
American Century Strategic
   Allocation: Aggressive                   42,309   (372,177)    (329,868)   427,322     (42,626)     384,696
American Century Strategic
   Allocation: Conservative                139,977   (203,811)     (63,834)   232,691    (109,789)     122,902
American Century Strategic
   Allocation: Moderate                     45,043    (37,822)       7,221     67,647     (34,829)      32,818
Ariel Fund                                  99,838   (166,445)     (66,607)   100,602    (141,761)     (41,159)
Aston/Optimum Mid Cap                       80,035    (15,226)      64,809     37,084     (12,824)      24,260
Calamos Growth                             384,528   (296,810)      87,718    312,305    (346,850)     (34,545)
Calamos Growth and Income                  209,284   (200,331)       8,953    275,941    (284,758)      (8,817)
Calamos High Yield                         133,503   (121,764)      11,739     42,906     (28,002)      14,904
Dreyfus Appreciation                        67,075    (69,029)      (1,954)   109,827     (96,418)      13,409
Dreyfus General Money Market             1,113,394   (538,346)     575,048    484,376    (325,280)     159,096
Dreyfus Midcap Value                        36,776    (26,672)      10,104     45,455     (40,352)       5,103
Dreyfus Strategic Value                    407,879   (135,048)     272,831    197,212     (87,934)     109,278
Dryden Small-Cap Core Equity                 1,270        (43)       1,227        980        (489)         491
Federated Bond                             565,018   (449,751)     115,267    294,189    (174,018)     120,171
Fidelity Advisor Dividend Growth            71,271    (60,491)      10,780     66,723    (103,991)     (37,268)
Fidelity Advisor International
   Capital Appreciation                      5,632    (17,040)     (11,408)    14,859     (44,311)     (29,452)
Fidelity Advisor Mid Cap                    11,563    (13,431)      (1,868)    19,102     (21,612)      (2,510)
Fidelity Advisor Real Estate               176,247    (89,184)      87,062    115,909     (94,767)      21,142
Fidelity Advisor Value Strategies           28,466    (30,077)      (1,611)    47,167     (50,898)      (3,731)
Goldman Sachs Emerging Markets Equity       74,952    (66,627)       8,325     73,078     (19,312)      53,766
Goldman Sachs Government Income            276,246   (374,544)     (98,298)   438,813    (357,542)      81,271

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                         2008                               2007
                                          ----------------------------------  ----------------------------------
                                                                     NET                                 NET
                                             UNITS     UNITS       INCREASE     UNITS       UNITS      INCREASE
SUBACCOUNT                                  ISSUED    REDEEMED    (DECREASE)   ISSUED     REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed
   Core                                      6,752     (6,856)        (104)     9,821      (5,727)       4,094
Janus Adviser International Growth         456,798   (190,193)     266,605    311,104     (83,883)     227,221
Jennison 20/20 Focus                        70,763    (32,519)      38,244     79,364      (2,944)      76,420
Jennison Small Company                      12,424    (48,422)     (35,998)   151,825    (236,776)     (84,951)
Neuberger Berman Core Bond                 534,085   (345,959)     188,126    527,628    (524,513)       3,115
Neuberger Berman Partners                   14,567    (19,805)      (5,238)    22,945      (7,696)      15,249
Neuberger Berman Socially Responsive         6,682    (10,735)      (4,053)    16,591      (4,887)      11,704
PIMCO Foreign Bond
   (U.S. Dollar-Hedged)                    233,384   (136,201)      97,183     12,288     (51,387)     (39,099)
PIMCO High Yield                           158,081   (148,303)       9,778    186,353    (161,104)      25,249
Royce Opportunity                           55,846    (40,640)      15,206     30,530     (11,302)      19,228
Royce Value                                144,902    (32,051)     112,851     86,023     (19,761)      66,262
RS Technology                               18,394    (10,524)       7,870     18,541         (25)      18,516
RS Value                                    38,387   (140,505)    (102,118)   176,245     (33,903)     142,342
Security Alpha Opportunity                 172,877   (200,242)     (27,365)   105,673     (20,895)      84,778
Security Capital Preservation              125,719   (250,005)    (124,286)   404,976    (473,716)     (68,740)
Security Diversified Income                183,108    (88,494)      94,614     62,318     (89,438)     (27,120)
Security Equity                              9,210     (2,701)       6,509      7,615      (9,440)      (1,825)
Security Global                            140,189   (146,006)      (5,817)   192,272    (134,932)      57,340
Security High Yield                        175,938    (32,502)     143,436          -           -            -
Security Large Cap Value                    70,041   (134,887)     (64,846)   114,146    (120,876)      (6,730)
Security Mid Cap Growth                     32,394    (35,965)      (3,571)    40,809     (51,701)     (10,892)
Security Mid Cap Value                     269,078   (326,519)     (57,441)   263,418    (256,102)       7,316
Security Select 25                          12,092    (17,895)      (5,803)    13,298     (12,478)         820
Security Small Cap Growth                   10,167     (8,368)       1,799     18,897     (23,504)      (4,607)
T. Rowe Price Capital Appreciation          88,371   (121,076)     (32,705)   484,006    (346,278)     137,728
T. Rowe Price Growth Stock                 627,308   (330,204)     297,104    307,235    (256,353)      50,882
Van Kampen Comstock                        468,544   (335,263)     133,281    257,205    (256,972)         233
Van Kampen Equity and Income               184,230   (479,802)    (295,572)   594,954    (553,726)      41,228
Van Kampen Mid Cap Growth                   30,192     (4,819)      25,373          -           -            -
Wells Fargo Advantage Growth                63,117    (43,690)      19,427     69,005     (30,525)      38,480
Wells Fargo Advantage Large Company
   Core                                      3,012     (5,666)      (2,654)     7,019      (5,507)       1,512
Wells Fargo Advantage Opportunity           10,860     (8,503)       2,357      7,368      (5,323)       2,045
Wells Fargo Advantage Small Cap Value      279,802   (119,580)     160,222    165,135     (90,655)      74,480

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

SUBACCOUNT                                2008               2007               2006           2005           2004
------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
Units                                  330,535            324,615            344,375        364,737        354,120
Unit value                         $4.69-$6.62    $10.12 - $14.31      $10.41-$14.76   $9.56-$13.59   $9.42-$13.41
Net assets                          $1,553,576         $3,291,004         $3,588,136     $3,495,190     $3,338,222
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%  0.90% - 1.10%  0.90% - 1.10%
Investment income ratio**                0.23%              0.06%              0.07%             -%             -%
Total return***              (53.66)%-(53.74)%  (3.17)% - (2.82)%      8.85% - 8.46%  1.52% - 1.31%  6.68% - 6.43%

AIM DYNAMICS
Units                                   12,334             20,470             19,049          8,367          6,681
Unit value                               $4.69       $9.22-$17.34              $8.53   $7.62-$14.38          $7.18
Net assets                             $57,829           $188,760           $162,543        $63,740        $47,989
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%  0.90% - 1.10%  0.90% - 1.10%
Investment income ratio**                   -%                 -%                 -%             -%             -%
Total return***                       (53.10)%        7.69%-8.07%      12.02%-11.63%  6.03% - 5.82%          7.32%

AIM LARGE CAP GROWTH (2)
Units                                  132,030            111,786            115,991              -              -
Unit value                         $4.85-$7.63     $8.15 - $12.83      $7.33 -$11.58             $-             $-
Net assets                            $641,288           $910,866           $851,574             $-             $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%             -%             -%
Investment income ratio**                   -%                 -%                 -%             -%             -%
Total return***              (40.49)%-(40.53)%    10.66% - 11.05%  (0.63)% - (0.36)%             -%             -%

AIM MID CAP CORE EQUITY
Units                                   81,235             81,812             79,993         76,227         59,158
Unit value                        $8.79-$10.61    $12.60 - $15.23      $11.92-$14.44  $11.16-$13.54  $10.80-$13.13
Net assets                            $719,443         $1,038,311           $958,768       $853,024       $639,719
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%  0.90% - 1.10%  0.90% - 1.10%
Investment income ratio**                0.83%              1.29%              0.73%             -%             -%
Total return***              (30.24)%-(30.33)%      5.31% - 5.68%      6.86% - 6.48%  3.32% - 3.11%  9.42% - 9.23%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008               2007               2006               2005               2004
--------------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
Units                                  321,420            241,551            227,902            232,895            212,923
Unit value                         $6.35-$9.49    $10.78 - $16.14      $10.06-$15.10       $9.15-$13.76       $8.79-$13.24
Net assets                          $2,086,190         $2,636,689         $2,316,312         $2,137,114         $1,872,511
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                   -%                 -%                 -%                 -%                 -%
Total return***              (41.09)%-(41.20)%      6.72% - 7.10%      9.94% - 9.56%      4.18% - 3.97%      2.81% - 2.56%

AIM TECHNOLOGY
Units                                   43,538             66,372             36,128             34,385             43,514
Unit value                         $2.76-$7.07     $5.18 - $13.28       $5.02-$12.89       $4.74-$12.21       $4.85-$12.51
Net assets                            $120,307           $343,976           $181,446           $164,401           $211,689
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%              0.90%      0.90% - 1.10%
Investment income ratio**                   -%                 -%                 -%                 -%                 -%
Total return***              (46.72)%-(46.76)%      2.84% - 3.20%      5.79% - 5.42%  (2.18)% - (2.38)%  (0.82)% - (0.95)%

AMERICAN CENTURY
EQUITY INCOME
Units                                  496,598            534,917            511,081            424,375            187,667
Unit value                        $8.50-$10.74    $11.13 - $14.03      $11.45-$14.41      $12.00-$12.58      $12.21-$12.83
Net assets                          $5,097,374         $7,177,190         $7,011,989         $5,091,902         $2,291,579
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                3.03%              2.44%              2.10%              2.11%              2.02%
Total return***              (23.63)%-(23.45)%  (2.81)% - (2.47)%    14.74% - 13.02%  (1.71)% - (1.91)%      7.96% - 7.72%

AMERICAN CENTURY HERITAGE
Units                                  109,870            102,203             37,573             49,293             14,586
Unit value                        $7.72-$10.99    $14.95 - $21.32      $10.70-$15.29       $9.52-$13.63       $8.12-$11.65
Net assets                            $861,389         $1,555,395           $419,068           $469,693           $118,556
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                0.63%                 -%                 -%                 -%                 -%
Total return***              (48.36)%-(48.45)%    39.29% - 39.78%    12.36% - 11.96%    17.25% - 17.01%      2.78% - 2.55%

AMERICAN CENTURY
INTERNATIONAL GROWTH
Units                                  282,481            279,093            249,330            230,054             83,143
Unit value                         $6.45-$9.78    $12.28 - $18.65      $10.93-$16.62       $9.11-$13.88       $8.38-$12.79
Net assets                          $1,828,666         $3,433,453         $2,728,800         $2,096,234           $696,735
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                1.18%              0.37%              0.55%              2.16%              0.85%
Total return***              (47.48)%-(47.56)%    12.00% - 12.40%    19.96% - 19.54%      8.74% - 8.52%    10.70% - 10.35%

AMERICAN CENTURY SELECT
Units                                  242,190            242,615            280,931            301,872            248,707
Unit value                         $4.84-$7.20     $8.35 - $12.47       $7.16-$10.71       $7.60-$11.39       $7.85-$11.79
Net assets                          $1,172,521         $2,028,669         $2,011,611         $2,294,061         $1,952,703
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                0.60%                 -%              0.17%              0.53%                 -%
Total return***              (42.04)%-(42.26)%    16.28% - 16.69%  (6.12)% - (5.79)%  (3.23)% - (3.42)%      3.02% - 2.79%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008               2007            2006               2005             2004
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC
ALLOCATION: AGGRESSIVE
Units                                   54,827            384,695               -                  -                -
Unit value****                     $7.06-$7.09    $11.09 - $11.13         $ 10.10                 $-               $-
Net assets                            $388,576         $4,280,350              $-                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%   0.90% - 1.25%                 -%               -%
Investment income ratio**                0.25%              2.10%              -%                 -%               -%
Total return***              (36.45)%-(36.30)%     9.82% - 10.21%              -%                 -%               -%

AMERICAN CENTURY STRATEGIC
ALLOCATION: CONSERVATIVE
Units                                   59,068            122,902               -                  -                -
Unit value****                     $8.32-$8.35    $10.31 - $10.34          $10.01                 $-               $-
Net assets                            $493,360         $1,270,621              $-                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%                 -%   0.90% - 1.25%                 -%               -%
Investment income ratio**                1.95%              0.57%              -%                 -%               -%
Total return***              (19.30)%-(19.25)%      2.81% - 3.18%              -%                 -%               -%

AMERICAN CENTURY STRATEGIC
ALLOCATION: MODERATE (1)
Units                                   40,372             33,151             334                  -                -
Unit value                         $7.60-$7.63    $10.70 - $10.75          $10.08                 $-               $-
Net assets                            $308,015           $356,139          $3,361                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%   0.90% - 1.25%                 -%               -%
Investment income ratio**                2.47%              2.22%           1.14%                 -%               -%
Total return***              (29.10)%-(29.02)%      6.26% - 6.63%   1.02% - 0.14%                 -%               -%

ARIEL FUND
Units                                  354,356            420,963         462,122            482,796          265,046
Unit value                         $4.98-$6.92    $10.04 - $13.93  $12.46 -$14.77      $11.74-$13.95    $12.09-$14.40
Net assets                          $2,101,867         $4,997,402      $5,788,621         $5,685,475       $3,211,669
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%   0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.11%
Investment income ratio**                0.95%              0.30%              -%              0.38%            0.07%
Total return***              (50.40)%-(50.32)%  (5.82)% - (5.48)%   6.13% - 5.76%  (2.93)% - (3.13)%  17.26% - 17.07%

ASTON/OPTIMUM MID CAP (1)
Units                                   91,881             27,072           2,812                  -                -
Unit value                               $6.09    $11.04 - $11.08          $10.21                 $-               $-
Net assets                            $559,739           $300,099         $28,713                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%   0.90% - 1.25%                 -%               -%
Investment income ratio**                3.47%             13.04%              -%                 -%               -%
Total return***                       (45.04)%      8.18% - 8.56%   2.10% - 2.07%                 -%               -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008             2007               2006               2005             2004
----------------------------------------------------------------------------------------------------------------------
CALAMOS GROWTH
Units                                1,584,186        1,496,467          1,531,012          1,413,444          947,288
Unit value                         $6.01-$8.44  $12.62 - $17.69      $11.75-$14.95      $12.04-$15.36    $11.54-$14.75
Net assets                         $10,582,791      $20,909,526        $18,040,069        $17,038,178      $10,944,375
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                   -%               -%                 -%                 -%               -%
Total return***              (52.38)%-(52.29)%  18.10% - 18.52%  (2.76)% - (2.42)%      4.32% - 4.11%  14.14% - 13.90%

CALAMOS GROWTH AND INCOME
Units                                1,238,959        1,230,006          1,238,823            979,275          639,433
Unit value                         $8.91-$9.85  $11.84 - $14.86      $11.28-$14.14      $12.05-$13.41    $11.60-$12.93
Net assets                         $11,047,633      $16,516,483        $15,782,661        $11,810,913       $7,423,495
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                1.60%            1.59%              2.06%              2.11%            1.75%
Total return***              (33.56)%-(33.71)%    4.95% - 5.33%      5.64% - 3.80%      3.93% - 3.72%    5.45% - 5.29%

CALAMOS HIGH YIELD (1)
Units                                   29,051           17,311              2,408                  -                -
Unit value                         $6.96-$7.01  $10.02 - $10.04             $10.03                 $-               $-
Net assets                            $203,216         $173,837            $24,149                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90%-1.25%        0.90%-1.25%                 -%               -%
Investment income ratio**               17.97%           14.68%                 -%                 -%               -%
Total return***              (30.47)%-(30.18)%   (0.2)% - 0.16%      0.28% - 0.25%                 -%               -%

DREYFUS APPRECIATION
Units                                  327,269          329,222            315,813            348,752          262,586
Unit value                         $6.32-$8.34   $9.71 - $12.84       $9.48-$12.56       $8.48-$11.25     $8.47-$11.26
Net assets                          $2,078,877       $3,215,287         $3,004,398         $2,963,445       $2,226,195
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                1.92%            1.45%              1.41%              1.54%            1.74%
Total return***              (34.91)%-(35.05)%    2.08% - 2.45%    11.82% - 11.43%    0.16% - (0.04)%    1.56% - 1.35%

DREYFUS GENERAL MONEY MARKET
Units                                  923,146          348,098            189,002             96,117           79,034
Unit value                         $8.74-$9.58    $8.89 - $9.78        $8.86-$9.78        $8.85-$9.05            $8.99
Net assets                          $8,082,572       $3,096,013         $1,679,575           $851,595         $711,434
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%            0.90%
Investment income ratio**                2.37%            4.49%              4.42%              2.24%            0.59%
Total return***                (1.69)%-(2.04)%    0.00% - 0.36%    (0.18)% - 0.15%  (1.64)% - (1.84)%          (3.44)%

DREYFUS MIDCAP VALUE
Units                                  193,934          183,831            178,728            171,060          156,953
Unit value                        $6.71-$10.90  $11.60 - $18.88      $11.44-$18.65      $10.77-$17.60    $10.36-$16.96
Net assets                          $1,307,585       $2,141,220         $2,050,569         $1,847,668       $1,630,830
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                0.14%            0.16%              1.24%                 -%               -%
Total return***              (42.16)%-(42.27)%    1.05% - 1.41%      6.23% - 5.85%      3.94% - 3.73%  12.98% - 12.77%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008               2007               2006               2005             2004
--------------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE
Units                                    659,167            386,336            277,058            151,612           87,798
Unit value                          $8.10-$11.22    $12.45 - $18.26      $12.93-$17.98      $11.21-$15.61    $10.76-$15.02
Net assets                            $5,414,619         $5,119,797         $3,605,633         $1,711,331         $947,546
Ratio of expenses to net
assets*                            1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                  1.25%              0.97%              2.65%              1.90%               -%
Total return***                (38.45)%-(38.55)%      1.43% - 1.80%    15.38% - 14.97%      4.12% - 3.91%  13.03% - 12.85%

DRYDEN SMALL-CAP CORE EQUITY
Units                                      1,718                490                  -                  -                -
Unit value****                       $5.75-$5.77      $9.31 - $9.34             $10.00                 $-               $-
Net assets                                $9,907             $4,581                 $-                 $-               $-
Ratio of expenses to net
assets*                            1.10% - 1.25%                 -%      0.90% - 1.25%                 -%               -%
Investment income ratio**                  0.95%                 -%                 -%                 -%               -%
Total return***                (38.30)%-(38.22)%  (6.89)% - (6.56)%                 -%                 -%               -%

FEDERATED BOND (1)
Units                                    260,955            145,688             25,517                  -                -
Unit value                           $8.57-$8.64     $9.97 - $10.01              $9.91                 $-               $-
Net assets                            $2,251,057         $1,458,679           $252,949                 $-               $-
Ratio of expenses to net
assets*                            1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                  7.27%              7.81%              0.86%                 -%               -%
Total return***                (14.04)%-(13.69)%      0.60% - 0.96%  (0.90)% - (0.87)%                 -%               -%

FIDELITY ADVISOR
DIVIDEND GROWTH
Units                                    235,143            224,363            261,631            273,457          227,521
Unit value                                 $4.80     $8.93 - $11.85              $9.26       $8.44-$11.25            $8.52
Net assets                            $1,128,146         $2,002,894         $2,422,361         $2,309,318       $1,938,224
Ratio of expenses to net
assets*                            1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%            0.90%
Investment income ratio**                  1.06%              0.42%              0.79%                 -%            1.13%
Total return***                         (46.25)%  (3.93)% - (3.59)%      9.63% - 9.25%  (0.87)% - (1.06)%            1.19%

FIDELITY ADVISOR
INTERNATIONAL CAPITAL
APPRECIATION
Units                                     72,898             84,306            113,758            133,232          170,867
Unit value                           $6.24-$7.87    $13.25 - $16.74      $13.20-$16.71      $11.99-$15.21    $11.00-$13.98
Net assets                              $455,083         $1,117,585         $1,502,350         $1,597,828       $1,880,810
Ratio of expenses to net
assets*                            1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                  0.13%              0.04%              0.39%              0.75%               -%
Total return***                (52.91)%-(52.99)%   (21.31)% - 0.37%     10.12% - 9.90%      9.01% - 8.79%    5.97% - 5.75%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008               2007               2006               2005             2004
------------------------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
Units                                   51,431             53,299             55,809             53,951           48,452
Unit value                         $6.00-$8.29    $13.11 - $18.16      $12.45-$17.28      $11.45-$15.93     $11.00-15.34
Net assets                            $309,146           $699,798           $695,581           $618,659         $533,879
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                   -%                 -%                 -%                 -%               -%
Total return***              (54.23)%-(54.35)%      0.37% - 5.31%      8.69% - 8.48%      4.07% - 3.86%  11.45% - 11.24%

FIDELITY ADVISOR
REAL ESTATE (1)
Units                                  129,906             42,844             21,702                  -                -
Unit value                         $4.38-$4.42      $7.65 - $7.68              $9.76                 $-               $-
Net assets                            $573,162           $329,367           $211,891                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                2.83%              1.00%              0.55%                 -%               -%
Total return***              (42.75)%-(42.45)%  (21.59)%-(21.31)%  (2.40)% - (2.37)%                 -%               -%

FIDELITY ADVISOR
VALUE STRATEGIES
Units                                  131,061            132,672            136,404            137,747          135,180
Unit value                         $6.07-$8.30    $11.66 - $17.79      $12.84-$17.63      $11.54-$15.89    $11.74-$16.19
Net assets                            $811,631         $1,745,878         $1,773,039         $1,606,913       $1,600,687
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                0.26%                 -%                 -%                 -%               -%
Total return***              (53.20)%-(53.34)%      0.72% - 1.08%    11.21% - 10.82%  (1.70)% - (1.90)%    9.93% - 9.69%

GOLDMAN SACHS EMERGING
MARKETS EQUITY (1)
Units                                   65,288             56,963              3,196                  -                -
Unit value                         $5.56-$5.61    $12.79 - $12.84             $10.45                 $-               $-
Net assets                            $365,930           $731,779            $33,413                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                1.62%              0.44%                 -%                 -%               -%
Total return***              (57.53)%-(56.31)%    22.43% - 22.87%      4.52% - 4.49%                 -%               -%

GOLDMAN SACHS
GOVERNMENT INCOME (1)
Units                                  199,170            297,469            216,198                  -                -
Unit value                       $10.22-$10.26    $10.14 - $10.18              $9.91                 $-               $-
Net assets                          $2,044,844         $3,025,384         $2,142,921                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                2.44%              3.52%              0.04%                 -%               -%
Total return***                  0.59% - 0.79%      2.34% - 2.70%  (0.93)% - (0.90)%                 -%               -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008             2007               2006               2005             2004
----------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTECH
RISK-MANAGED CORE (1)
Units                                    8,676            8,781              4,686                  -                -
Unit value                         $6.32-$6.34  $10.26 - $10.30             $10.08                 $-               $-
Net assets                             $55,020          $90,424            $47,245                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                1.07%            0.97%              0.05%                 -%               -%
Total return***              (38.52)%-(38.45)%    1.76% - 2.12%      0.85% - 0.82%                 -%               -%

JANUS ADVISER
INTERNATIONAL GROWTH (1)
Units                                  519,299          252,694             25,473                  -                -
Unit value                         $6.09-$6.11  $12.42 - $12.47             $10.28                 $-               $-
Net assets                          $3,173,460       $3,150,264           $261,736                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                0.01%            1.77%              0.86%                 -%               -%
Total return***              (51.05)%-(51.00)%  20.86% - 21.30%      2.77% - 2.74%                 -%               -%

JENNISON FOCUS (1)
Units                                  115,423           77,179                759                  -                -
Unit value                         $6.12-$6.15  $10.57 - $10.61             $10.03                 $-               $-
Net assets                            $709,293         $819,135             $7,614                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                   -%               -%                 -%                 -%               -%
Total return***              (42.21)%-(42.04)%    5.41% - 5.79%      0.33% - 0.30%                 -%               -%

JENNISON SMALL COMPANY (1)
Units                                   35,427           71,425            156,376                  -                -
Unit value                         $6.19-$6.21  $10.39 - $10.43              $9.90                 $-               $-
Net assets                            $220,235         $744,554         $1,547,485                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                0.23%            0.35%                 -%                 -%               -%
Total return***              (40.54)%-(40.46)%    5.04% - 5.41%  (1.03)% - (1.01)%                 -%               -%

NEUBERGER BERMAN CORE BOND
Units                                  575,885          387,759            384,644            361,985           86,211
Unit value                         $9.05-$9.46   $9.76 - $10.30       $9.90-$10.31       $9.86-$10.24    $10.05-$10.42
Net assets                          $5,434,260       $3,989,018         $3,964,313         $3,707,249         $899,068
Ratio of expenses to net
assets*                          1.10% - 1.25%    0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                5.23%            4.78%              4.84%              3.43%            2.32%
Total return***                (8.31)%-(8.16)%  (0.45)%-(0.10)%      0.64% - 0.28%  (1.75)% - (1.95)%  0.10% - (0.10)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008               2007               2006             2005           2004
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS(1)
Units                                   17,022             22,260              7,011                -              -
Unit value                               $4.85    $10.50 - $10.84              $9.99               $-             $-
Net assets                             $82,646           $234,674            $70,082               $-             $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%               -%             -%
Investment income ratio**                0.26%              0.32%              0.41%               -%             -%
Total return***                       (53.98)%      5.12% - 5.49%  (0.11)% - (0.08)%               -%             -%

NEUBERGER BERMAN
SOCIALLY RESPONSIVE (3)
Units                                   19,966             24,019             12,316                -              -
Unit value                         $6.34-$6.37    $10.78 - $10.84      $10.49-$10.51               $-             $-
Net assets                            $127,215           $260,421           $129,411               $-             $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%               -%             -%
Investment income ratio**                0.46%              0.81%              0.23%               -%             -%
Total return***              (41.35)%-(41.24)%      2.82% - 3.19%      5.07% - 4.82%               -%             -%

PIMCO FOREIGN BOND
(U.S. DOLLAR-HEDGED) (1)
Units                                  103,879              6,696             45,796                -              -
Unit value                         $9.09-$9.16      $9.79 - $9.82              $9.89               $-             $-
Net assets                            $950,269            $65,764           $452,889               $-             $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%               -%             -%
Investment income ratio**                4.63%              2.18%              0.09%               -%             -%
Total return***                (7.15)%-(6.72)%  (1.06)% - (0.71)%  (1.10)% - (1.07)%               -%             -%

PIMCO HIGH YIELD
Units                                  316,491            306,713            281,464          224,756        123,847
Unit value                         $7.54-$9.72    $10.35 - $13.32      $10.46-$13.43    $11.86-$12.83  $11.84-$12.84
Net assets                          $2,862,961         $3,780,840         $3,513,815       $2,680,110     $1,476,570
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%    0.90% - 1.10%  0.90% - 1.10%
Investment income ratio**                7.61%              6.82%              7.26%            6.26%          7.05%
Total return***              (27.15)%-(27.03)%  (1.00)% - (0.65)%      4.87% - 4.28%  0.18% - (0.02)%  4.78% - 4.65%

ROYCE OPPORTUNITY (1)
Units                                   37,176             21,970              2,742                -              -
Unit value                         $4.91-$4.94      $9.44 - $9.47             $10.08               $-             $-
Net assets                            $183,354           $208,138            $27,635               $-             $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%               -%             -%
Investment income ratio**                0.53%              0.67%                 -%               -%             -%
Total return***              (47.99)%-(47.84)%  (6.32)% - (5.98)%      0.77% - 0.74%               -%             -%

ROYCE VALUE (1)
Units                                  180,541             67,691              1,428                -              -
Unit value                         $6.22-$6.25      $9.84 - $9.88              $9.90               $-             $-
Net assets                          $1,128,422           $668,535            $14,133               $-             $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%               -%             -%
Investment income ratio**                   -%              2.69%              0.05%               -%             -%
Total return***              (36.92)%-(36.74)%  (0.57)% - (0.22)%  (1.05)% - (1.02)%               -%             -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                2008               2007               2006               2005             2004
------------------------------------------------------------------------------------------------------------------------
RS TECHNOLOGY (1)
Units                                   27,171             19,300                784                  -                -
Unit value                         $5.52-$5.54    $11.69 - $11.74              $9.98                 $-               $-
Net assets                            $150,581           $226,545             $7,831                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                0.24%                 -%                 -%                 -%               -%
Total return***              (52.86)%-(52.81)%    17.13% - 17.54%  (0.19)% - (0.16)%                 -%               -%

RS VALUE (1)
Units                                   46,497            148,615              6,274                  -                -
Unit value                         $5.62-$5.66    $10.06 - $10.10             $10.12                 $-               $-
Net assets                            $263,279         $1,500,905            $63,506                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%                 -%               -%
Investment income ratio**                0.07%              0.23%              1.20%                 -%               -%
Total return***              (44.14)%-(43.96)%  (0.58)% - (0.23)%      1.24% - 1.21%                 -%               -%

SECURITY ALPHA OPPORTUNITY
Units                                   57,412             84,777                  -                  -                -
Unit value                               $7.04    $11.23 - $11.28                 $-                 $-               $-
Net assets                            $403,851           $956,061                 $-                 $-               $-
Ratio of expenses to net
assets*                          1.10% - 1.25%                 -%                 -%                 -%               -%
Investment income ratio**                   -%                 -%                 -%                 -%               -%
Total return***                       (37.59)%    13.19% - 13.59%                 -%                 -%               -%

SECURITY CAPITAL
PRESERVATION
Units                                  586,021            710,308            779,048            799,126          690,123
Unit value                         $7.58-$7.82      $9.34 - $9.79       $9.73-$10.16       $9.89-$10.14    $10.10-$10.34
Net assets                          $4,580,882         $6,946,569         $7,923,089         $8,126,118       $7,145,209
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                3.99%              4.81%              4.51%              3.49%            5.74%
Total return***              (20.21)%-(20.12)%  (3.97)% - (3.63)%    0.11% - (0.25)%  (1.87)% - (2.07)%    2.07% - 1.81%

SECURITY DIVERSIFIED INCOME
Units                                  305,319            210,704            237,824            182,037          161,588
Unit value                         $8.04-$8.60     $9.45 - $10.08       $9.61-$10.24       $9.66-$10.27     $9.91-$10.52
Net assets                          $2,620,631         $2,120,478         $2,431,223         $1,866,620       $1,697,262
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                4.97%              4.46%              4.82%              4.62%            4.67%
Total return***              (14.92)%-(14.68)%  (1.85)% - (1.50)%  (0.67)% - (0.32)%  (2.35)% - (2.54)%  (0.57)%-(0.80)%

SECURITY EQUITY
Units                                   38,267             31,758             33,583             27,887           28,942
Unit value                         $4.68-$6.63     $7.79 - $11.06       $8.54-$12.14       $7.93-$11.30     $7.94-$11.34
Net assets                            $180,739           $249,753           $288,646           $222,386         $230,693
Ratio of expenses to net
assets*                          1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                0.23%                 -%                 -%              0.57%               -%
Total return***              (39.92)%-(40.05)%  (9.07)% - (8.75)%      7.73% - 7.35%  (0.18)% - (0.38)%    3.25% - 3.09%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                               2008               2007               2006             2005             2004
---------------------------------------------------------------------------------------------------------------------
SECURITY GLOBAL
Units                                 566,167            571,984            514,643          355,023          230,964
Unit value                       $7.85-$11.40    $13.21 - $19.22      $12.35-$18.01    $11.01-$16.09    $10.13-$14.83
Net assets                         $4,455,240         $7,570,759         $6,363,671       $3,911,505       $2,341,578
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**               0.18%              0.19%                 -%               -%               -%
Total return***             (40.58)%-(40.69)%      6.57% - 6.95%    12.15% - 11.76%    8.75% - 8.53%  13.44% - 13.21%

SECURITY HIGH YIELD
Units                                 143,436                  -                  -                -                -
Unit value                        $6.67-$6.73                 $-                 $-               $-               $-
Net assets                           $965,792                 $-                 $-               $-               $-
Ratio of expenses to net
assets*                         1.10% - 1.25%                 -%                 -%               -%               -%
Investment income ratio**               6.01%                 -%                 -%               -%               -%
Total return***             (33.30)%-(32.70)%                 -%                 -%               -%               -%

SECURITY LARGE CAP VALUE
Units                                 133,568            198,414            205,144           69,201           40,084
Unit value                        $6.46-$9.06    $10.88 - $15.30      $10.82-$15.24     $9.31-$13.15     $8.83-$12.49
Net assets                           $863,738         $2,165,160         $2,225,506         $646,716         $356,151
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**               0.57%              0.50%              0.06%            0.71%               -%
Total return***             (40.63)%-(40.78)%      0.20% - 0.56%    16.18% - 15.78%    5.43% - 5.22%    5.88% - 5.67%

SECURITY MID CAP GROWTH
Units                                 155,442            159,013            169,906          159,934          131,909
Unit value                        $5.08-$7.98     $8.88 - $13.97      $10.25-$16.16    $10.19-$16.10     $9.90-$15.67
Net assets                           $797,315         $1,423,075         $1,753,099       $1,640,890       $1,314,350
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                  -%                 -%                 -%               -%               -%
Total return***             (42.79)%-(42.88)%  (13.66)%-(13.36)%      0.58% - 0.23%    2.95% - 2.74%    5.43% - 5.17%

SECURITY MID CAP VALUE
Units                               1,228,191          1,285,632          1,278,316        1,125,649          827,369
Unit value                       $8.59-$15.27    $12.30 - $21.85      $17.71-$22.55    $16.02-$20.44    $14.39-$18.40
Net assets                        $14,824,417        $22,163,582        $22,683,545      $18,051,281      $11,912,424
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**               0.48%              0.36%              0.64%               -%               -%
Total return***             (30.16)%-(30.11)%  (3.25)% - (2.91)%    10.56% - 10.17%  11.32% - 11.09%  21.95% - 21.77%

SECURITY SELECT 25 (3)
Units                                  71,752             77,555             76,735                -                -
Unit value                        $5.32-$5.35      $8.83 - $8.88        $9.85-$9.87               $-               $-
Net assets                           $383,502           $688,468           $757,018               $-               $-
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%      0.90% - 1.25%               -%               -%
Investment income ratio**                  -%                 -%                 -%               -%               -%
Total return***             (39.89)%-(39.75)%  (10.34)%-(10.02)%  (1.57)% - (1.33)%               -%               -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                               2008               2007             2006           2005             2004
------------------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
Units                                  47,693             45,894           50,501         46,951           38,715
Unit value                        $5.25-$8.36    $10.49 - $16.76    $10.41-$16.67  $10.36-$16.61    $10.09-$16.22
Net assets                           $253,550           $485,455         $529,760       $491,069         $394,071
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%  0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                  -%                 -%               -%             -%               -%
Total return***             (49.95)%-(50.12)%      0.41% - 0.77%    0.56% - 0.21%  2.64% - 2.43%  11.74% - 11.48%

T. ROWE PRICE CAPITAL
APPRECIATION (1)
Units                                 135,450            168,155           30,427              -                -
Unit value                        $7.03-$7.06    $10.08 - $10.11           $10.09             $-               $-
Net assets                           $956,566         $1,701,125         $306,867             $-               $-
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%             -%               -%
Investment income ratio**               1.66%              9.00%            1.94%             -%               -%
Total return***             (30.33)%-(30.17)%    (0.07)% - 0.28%    0.86% - 0.83%             -%               -%

T. ROWE PRICE
GROWTH STOCK (1)
Units                                 527,751            230,647          179,765              -                -
Unit value                        $5.86-$5.91    $10.64 - $10.68           $10.11             $-               $-
Net assets                         $3,114,569         $2,462,671       $1,817,887             $-               $-
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%             -%               -%
Investment income ratio**               0.06%              0.18%            0.03%             -%               -%
Total return***             (44.92)%-(44.66)%      5.25% - 5.63%    1.10% - 1.08%             -%               -%

VAN KAMPEN COMSTOCK
Units                               1,126,036            992,755          992,523        941,902          647,442
Unit value                        $6.43-$9.20    $10.43 - $14.95    $11.06-$15.89   $9.90-$14.26     $9.88-$14.26
Net assets                         $7,349,671        $10,406,704      $11,017,902     $9,345,558       $6,402,289
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%  0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**               2.33%              1.94%            2.08%          1.81%            1.25%
Total return***             (38.35)%-(38.46)%  (6.00)% - (5.67)%  11.63% - 11.24%  0.21% - 0.01%  13.04% - 12.91%

VAN KAMPEN EQUITY AND INCOME
Units                                 531,176            826,748          785,519        517,091          212,776
Unit value                       $8.65-$10.03    $11.27 - $13.89    $11.39-$14.01  $11.12-$12.97    $10.72-$12.54
Net assets                         $4,616,304         $9,939,487       $9,469,883     $5,757,350       $2,282,400
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%  0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**               2.56%              2.29%            2.43%          1.90%            2.35%
Total return***             (27.62)%-(23.79)%  (1.06)% - (0.71)%    8.23% - 6.67%  3.69% - 3.49%    7.41% - 7.27%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                               2008               2007             2006               2005             2004
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH
Units                                  25,373                  -                -                  -                -
Unit value                        $4.43-$8.32                 $-               $-                 $-               $-
Net assets                           $114,035                 $-               $-                 $-               $-
Ratio of expenses to net
assets*                         1.10% - 1.25%                 -%               -%                 -%               -%
Investment income ratio**                  -%                 -%               -%                 -%               -%
Total return***             (55.70)%-(16.80)%                 -%               -%                 -%               -%

WELLS FARGO ADVANTAGE GROWTH
Units                                 127,362            107,935           69,455             49,558           34,342
Unit value                        $5.22-$9.37     $9.10 - $16.37            $7.42       $7.14-$12.90            $6.66
Net assets                           $665,997           $982,449         $515,249           $353,996         $228,609
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%      0.90% - 1.10%            0.90%
Investment income ratio**                  -%                 -%               -%                 -%               -%
Total return***             (42.64)%-(42.76)%    22.27% - 22.70%    3.84% - 3.48%      7.26% - 7.05%            9.18%

WELLS FARGO ADVANTAGE LARGE
COMPANY CORE
Units                                  19,064             21,718           20,206             18,808           15,808
Unit value                        $4.93-$7.14     $8.44 - $12.23            $8.57       $7.71-$11.22            $8.15
Net assets                            $94,281           $183,316         $173,143           $144,973         $128,875
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%      0.90% - 1.10%            0.90%
Investment income ratio**               1.04%              0.72%            0.50%              0.53%            0.47%
Total return***             (41.59)%-(41.62)%    (1.85)%-(1.50)%  11.17% - 10.78%  (5.45)% - (5.64)%            4.62%

WELLS FARGO ADVANTAGE
OPPORTUNITY
Units                                  46,833             44,476           42,431             39,196           37,606
Unit value                              $6.08    $10.60 - $16.08            $10.5       $9.76-$14.86     $9.47-$14.45
Net assets                           $284,877           $471,554         $445,380           $384,297         $357,555
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                  -%              1.34%            0.16%                 -%               -%
Total return***                      (42.64)%      0.65% - 1.01%    7.56% - 7.18%      3.08% - 2.88%  12.87% - 12.71%

WELLS FARGO ADVANTAGE
SMALL CAP VALUE
Units                                 689,908            529,687          455,207            331,331          251,352
Unit value                       $7.69-$12.50    $13.01 - $21.12    $17.21-$19.96      $15.85-$18.42    $14.35-$16.71
Net assets                         $7,480,817         $9,674,588       $7,841,963         $5,255,242       $3,608,561
Ratio of expenses to net
assets*                         1.10% - 1.25%      0.90% - 1.25%    0.90% - 1.25%      0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                  -%              0.02%               -%                 -%               -%
Total return***             (40.89)%-(40.81)%      5.64% - 6.02%    8.61% - 8.23%    10.44% - 10.22%  15.26% - 15.08%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)   For the period from December 1, 2006 (inception date) to December 31,
      2006.

(2)   For the period from March 24, 2006 (inception date) to December 31, 2006.

(3)   For the period from April 27, 2006 (inception date) to December 31, 2006.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Security Benefit Advisor Variable Annuity
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................    1

Audited Financial Statements

Statements of Net Assets..................................................    3
Statements of Operations..................................................   17
Statements of Changes in Net Assets.......................................   31
Notes to Financial Statements.............................................   49

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century Ultra, Aston/Optimum Mid Cap, Baron Asset, Calamos Growth and Income, Calamos High Yield, Dreyfus Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Strategic Value, Dreyfus Small-Cap Core Equity, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, Neuberger Berman Socially Responsive, Northern Institutional Global Tactical Asset Allocation, Northern Large Cap Value, Northern Select Equity, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return, Royce Opportunity, Royce Value, RS Partners, RS Technology, RS Value, Rydex Sector Rotation, Security Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security High Yield, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Comstock, Van Kampen Equity and Income, Van Kampen Mid Cap Growth, Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Security Benefit Advisor Variable Annuity at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

April 10, 2009

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

48

                            Statements of Net Assets

                                December 31, 2008

                                 AIM                          AIM LARGE      AIM MID CAP     AIM SMALL
                             BASIC VALUE     AIM DYNAMICS     CAP GROWTH     CORE EQUITY     CAP GROWTH
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     188,108   $      41,264   $     406,267   $     554,536   $     545,630
                            -----------------------------------------------------------------------------
Total assets                      188,108          41,264         406,267         554,536         545,630
                            -----------------------------------------------------------------------------
Net assets                  $     188,108   $      41,264   $     406,267   $     554,536   $     545,630
                            =============================================================================

Units outstanding                  40,127           8,812          83,742          63,060          85,957

Unit value                  $        4.69   $        4.69   $        4.85   $        8.79   $        6.35

Mutual funds, at cost       $     398,715   $      62,762   $     514,805   $     841,523   $     815,531
Mutual fund shares                 14,251           3,270          49,424          34,422          32,420

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                              AMERICAN
                                               AMERICAN       AMERICAN         CENTURY
                                 AIM           CENTURY        CENTURY       INTERNATIONAL     AMERICAN
                              TECHNOLOGY    EQUITY INCOME     HERITAGE          GROWTH      CENTURY SELECT
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     252,781   $   1,155,921   $     349,748   $     714,900   $      335,021
                            -------------------------------------------------------------------------------
Total assets                      252,781       1,155,921         349,748         714,900          335,021
                            -------------------------------------------------------------------------------
Net assets                  $     252,781   $   1,155,921   $     349,748   $     714,900   $      335,021
                            ===============================================================================

Units outstanding                  91,597         112,234          45,288         110,790           69,278

Unit value                  $        2.76   $       10.30   $        7.72   $        6.45   $         4.84

Mutual funds, at cost       $     385,250   $   1,534,430   $     514,157   $   1,063,620   $      468,233
Mutual fund shares                 14,774         192,013          30,626          96,608           13,770

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               AMERICAN       AMERICAN        AMERICAN
                               CENTURY        CENTURY         CENTURY
                              STRATEGIC       STRATEGIC       STRATEGIC                        ASTON/
                             ALLOCATION:     ALLOCATION:     ALLOCATION:       AMERICAN        OPTIMUM
                              AGGRESSIVE     CONSERVATIVE      MODERATE     CENTURY ULTRA      MID CAP
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     240,379   $     150,728   $     312,622   $     134,810   $     443,292
                            ------------------------------------------------------------------------------
Total assets                      240,379         150,728         312,622         134,810         443,292
                            ------------------------------------------------------------------------------
Net assets                  $     240,379   $     150,728   $     312,622   $     134,810   $     443,292
                            ==============================================================================

Units outstanding                  33,935          18,054          40,957          19,439          72,767

Unit value                  $        7.09   $        8.35   $        7.63   $        6.94   $        6.09

Mutual funds, at cost       $     309,216   $     159,603   $     349,470   $     234,947   $     698,443
Mutual fund shares                 45,015          33,054          63,284           9,581          28,181

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                               CALAMOS                                         DREYFUS
                                              GROWTH AND       CALAMOS         DREYFUS         GENERAL
                             BARON ASSET        INCOME        HIGH YIELD     APPRECIATION    MONEY MARKET
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     103,097   $     119,862   $      24,292   $   1,857,342   $   1,921,686
                            ------------------------------------------------------------------------------
Total assets                      103,097         119,862          24,292       1,857,342       1,921,686
                            ------------------------------------------------------------------------------
Net assets                  $     103,097   $     119,862   $      24,292   $   1,857,342   $   1,921,686
                            ==============================================================================

Units outstanding                  17,023          17,123           3,461         293,790         219,861

Unit value                  $        6.06   $        7.00   $        7.01   $        6.32   $        8.74

Mutual funds, at cost       $     154,656   $     152,275   $      34,269   $   2,512,103   $   1,921,686
Mutual fund shares                  2,894           5,604           3,500          65,793       1,921,686

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                                FIDELITY
                                                                  DRYDEN                        ADVISOR
                              DREYFUS           DREYFUS       SMALL-CAP CORE     FEDERATED      DIVIDEND
                            MIDCAP VALUE    STRATEGIC VALUE       EQUITY            BOND         GROWTH
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     279,419   $     1,236,404   $       17,569   $     164,772   $  245,885
                            ------------------------------------------------------------------------------
Total assets                      279,419         1,236,404           17,569         164,772      245,885
                            ------------------------------------------------------------------------------
Net assets                  $     279,419   $     1,236,404   $       17,569   $     164,772   $  245,885
                            ==============================================================================

Units outstanding                  41,600           152,630            3,046          19,075       51,258

Unit value                  $        6.71   $          8.10   $         5.77   $        8.64   $     4.80

Mutual funds, at cost       $     483,815   $     1,814,087   $       18,551   $     175,763   $  421,304
Mutual fund shares                 16,495            61,513            1,428          22,297       36,106

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               FIDELITY
                               ADVISOR
                            INTERNATIONAL      FIDELITY        FIDELITY        FIDELITY     GOLDMAN SACHS
                               CAPITAL         ADVISOR         ADVISOR      ADVISOR VALUE      EMERGING
                             APPRECIATION      MID CAP       REAL ESTATE      STRATEGIES    MARKETS EQUITY
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     157,609   $     144,262   $     352,515   $     398,597   $      116,821
                            -------------------------------------------------------------------------------
Total assets                      157,609         144,262         352,515         398,597          116,821
                            -------------------------------------------------------------------------------
Net assets                  $     157,609   $     144,262   $     352,515   $     398,597   $      116,821
                            ===============================================================================

Units outstanding                  25,248          24,049          35,452          65,678           20,827

Unit value                  $        6.24   $        6.00   $        9.94   $        6.07   $         5.61

Mutual funds, at cost       $     339,404   $     301,437   $     628,411   $     883,526   $      206,193
Mutual fund shares                 25,017          12,915          36,304          30,709           14,458

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                            GOLDMAN SACHS   JANUS ADVISER   JANUS ADVISER
                              GOVERNMENT     INTECH RISK-   INTERNATIONAL      JENNISON        JENNISON
                                INCOME       MANAGED CORE       GROWTH       20\20 FOCUS    SMALL COMPANY
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     299,672   $       5,337   $   1,067,206   $     252,823   $      45,674
                            ------------------------------------------------------------------------------
Total assets                      299,672           5,337       1,067,206         252,823          45,674
                            ------------------------------------------------------------------------------
Net assets                  $     299,672   $       5,337   $   1,067,206   $     252,823   $      45,674
                            ==============================================================================

Units outstanding                  29,209             842         174,579          41,145           7,349

Unit value                  $       10.26   $        6.34   $        6.11   $        6.15   $        6.21

Mutual funds, at cost       $     291,826   $       6,816   $   1,885,244   $     337,377   $      71,617
Mutual fund shares                 19,909             573          39,658          26,867           3,858

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                               NORTHERN
                                              NEUBERGER     INSTITUTIONAL
                              NEUBERGER         BERMAN     GLOBAL TACTICAL
                                BERMAN         SOCIALLY         ASSET        NORTHERN LARGE      NORTHERN
                               PARTNERS       RESPONSIVE      ALLOCATION       CAP VALUE      SELECT EQUITY
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $      35,532   $      54,879   $       89,215   $      136,129   $      70,939
                            --------------------------------------------------------------------------------
Total assets                       35,532          54,879           89,215          136,129          70,939
                            --------------------------------------------------------------------------------
Net assets                  $      35,532   $      54,879   $       89,215   $      136,129   $      70,939
                            ================================================================================

Units outstanding                   7,320           8,614           10,358           16,346           9,575

Unit value                  $        4.85   $        6.37   $         8.61   $         8.33   $        7.41

Mutual funds, at cost       $      52,365   $      75,727   $      128,720   $      239,694   $      95,068
Mutual fund shares                  3,460           4,998           11,166           19,039           4,882

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                PIMCO
                                             FOREIGN BOND
                                PIMCO       (U.S. DOLLAR-       PIMCO           PIMCO           ROYCE
                              ALL ASSET        HEDGED)       REAL RETURN     TOTAL RETURN    OPPORTUNITY
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     132,915   $     160,570   $   2,074,491   $   1,876,233   $      45,942
                            ------------------------------------------------------------------------------
Total assets                      132,915         160,570       2,074,491       1,876,233          45,942
                            ------------------------------------------------------------------------------
Net assets                  $     132,915   $     160,570   $   2,074,491   $   1,876,233   $      45,942
                            ==============================================================================

Units outstanding                  16,190          17,540         225,526         188,369           9,296

Unit value                  $        8.21   $        9.16   $        9.20   $        9.96   $        4.94

Mutual funds, at cost       $     159,526   $     176,644   $   2,382,747   $   1,943,417   $      72,726
Mutual fund shares                 13,239          17,684         219,523         185,033           8,414

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                             RYDEX SECTOR
                             ROYCE VALUE     RS PARTNERS    RS TECHNOLOGY      RS VALUE        ROTATION
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     181,783   $     880,158   $      11,637   $     223,851   $     566,097
                            ------------------------------------------------------------------------------
Total assets                      181,783         880,158          11,637         223,851         566,097
                            ------------------------------------------------------------------------------
Net assets                  $     181,783   $     880,158   $      11,637   $     223,851   $     566,097
                            ==============================================================================

Units outstanding                  29,081          86,637           2,096          39,545          58,847

Unit value                  $        6.25   $       10.16   $        5.54   $        5.66   $        9.62

Mutual funds, at cost       $     273,685   $   1,533,314   $      18,578   $     274,670   $     766,453
Mutual fund shares                 25,969          48,898           1,369          14,933          59,715

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                               SECURITY        SECURITY
                            SECURITY ALPHA     CAPITAL       DIVERSIFIED
                             OPPORTUNITY     PRESERVATION       INCOME      SECURITY EQUITY   SECURITY GLOBAL
                            ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     388,775    $    837,991   $     198,855   $        52,189   $     1,460,997
                            ----------------------------------------------------------------------------------
Total assets                      388,775         837,991         198,855            52,189         1,460,997
                            ----------------------------------------------------------------------------------
Net assets                  $     388,775    $    837,991   $     198,855   $        52,189   $     1,460,997
                            ==================================================================================

Units outstanding                  39,372         107,116          23,135            11,148           186,078

Unit value                  $        9.88    $       7.82   $        8.60   $          4.68   $          7.85

Mutual funds, at cost       $     611,481    $  1,071,007   $     242,335   $        83,587   $     2,471,905
Mutual fund shares                 53,698         112,633          52,607            15,815           172,084

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               SECURITY     SECURITY LARGE   SECURITY MID    SECURITY MID      SECURITY
                              HIGH YIELD      CAP VALUE       CAP GROWTH      CAP VALUE       SELECT 25
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     492,334   $      158,140   $    317,914   $   2,155,486   $     103,077
                            ------------------------------------------------------------------------------
Total assets                      492,334          158,140        317,914       2,155,486         103,077
                            ------------------------------------------------------------------------------
Net assets                  $     492,334   $      158,140   $    317,914   $   2,155,486   $     103,077
                            ==============================================================================

Units outstanding                  64,515           24,495         62,550         178,993          19,282

Unit value                  $        7.63   $         6.46   $       5.08   $       12.04   $        5.35

Mutual funds, at cost       $     691,899   $      239,116   $    673,590   $   3,295,900   $     169,172
Mutual fund shares                 63,939           31,377         66,929         108,643          18,606

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                             T. ROWE PRICE                                     VAN KAMPEN
                            SECURITY SMALL      CAPITAL      T. ROWE PRICE     VAN KAMPEN      EQUITY AND
                              CAP GROWTH      APPRECIATION    GROWTH STOCK      COMSTOCK         INCOME
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     104,124    $     302,694   $     694,086   $   2,085,069   $   1,533,647
                            -------------------------------------------------------------------------------
Total assets                      104,124          302,694         694,086       2,085,069       1,533,647
                            -------------------------------------------------------------------------------
Net assets                  $     104,124    $     302,694   $     694,086   $   2,085,069   $   1,533,647
                            ===============================================================================

Units outstanding                  19,851           42,826         117,517         324,281         177,395

Unit value                  $        5.25    $        7.06   $        5.91   $        6.43   $        8.65

Mutual funds, at cost       $     185,748    $     354,647   $   1,037,007   $   3,175,653   $   1,966,705
Mutual fund shares                 12,425           21,792          36,512         192,172         237,775

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                             WELLS FARGO                     WELLS FARGO
                              VAN KAMPEN     WELLS FARGO      ADVANTAGE      WELLS FARGO      ADVANTAGE
                               MID CAP        ADVANTAGE         LARGE         ADVANTAGE       SMALL CAP
                                GROWTH          GROWTH       COMPANY CORE    OPPORTUNITY        VALUE
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $      71,625   $     240,306   $      39,826   $      87,675   $   1,017,084
                            ------------------------------------------------------------------------------
Total assets                       71,625         240,306          39,826          87,675       1,017,084
                            ------------------------------------------------------------------------------
Net assets                  $      71,625   $     240,306   $      39,826   $      87,675   $   1,017,084
                            ==============================================================================

Units outstanding                  16,153          46,037           8,069          14,417          94,024

Unit value                  $        4.43   $        5.22   $        4.93   $        6.08   $       10.82

Mutual funds, at cost       $     103,557   $     313,949   $      56,200   $     130,868   $   1,520,991
Mutual fund shares                  4,882          13,955           2,732           4,114          56,884

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                              AIM             AIM          AIM LARGE      AIM MID CAP      AIM SMALL
                                          BASIC VALUE       DYNAMICS       CAP GROWTH     CORE EQUITY      CAP GROWTH
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $         655   $           -   $           -   $       5,862   $           -
   Expenses:
     Mortality and expense risk charge          (2,225)           (765)         (3,904)         (5,366)         (4,718)
     Administration charge                        (445)           (153)           (781)         (1,073)           (944)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    (2,015)           (918)         (4,685)           (577)         (5,662)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                22,423               -               -          27,226          25,690
     Realized capital gain (loss) on
       sales of fund shares                    (24,248)        (16,944)          3,582         (28,115)        (13,512)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (195,890)        (42,370)       (244,853)       (217,397)       (299,007)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (197,715)        (59,314)       (241,271)       (218,286)       (286,829)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (199,730)  $     (60,232)  $    (245,956)  $    (218,863)  $    (292,491)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                           AMERICAN
                                                            AMERICAN        AMERICAN        CENTURY
                                              AIM           CENTURY         CENTURY      INTERNATIONAL      AMERICAN
                                           TECHNOLOGY    EQUITY INCOME      HERITAGE         GROWTH      CENTURY SELECT
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $      41,381   $       3,040   $      12,128   $        2,615
   Expenses:
     Mortality and expense risk charge          (2,464)         (9,822)         (3,476)         (8,369)          (3,337)
     Administration charge                        (493)         (1,965)           (695)         (1,674)            (668)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                    (2,957)         29,594          (1,131)          2,085           (1,390)

Net realized and unrealized capital
    gain (loss) on investments:
     Capital gains distributions                     -               -               -           4,612                -
     Realized capital gain (loss) on
       sales of fund shares                     (1,313)        (39,669)        (11,917)        (22,539)          (6,318)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (192,061)       (285,756)       (273,948)       (625,247)        (210,169)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (193,374)       (325,425)       (285,865)       (643,174)        (216,487)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (196,331)  $    (295,831)  $    (286,996)  $    (641,089)  $     (217,877)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            AMERICAN        AMERICAN       AMERICAN
                                            CENTURY         CENTURY        CENTURY
                                           STRATEGIC       STRATEGIC       STRATEGIC                         ASTON/
                                          ALLOCATION:     ALLOCATION:     ALLOCATION:       AMERICAN        OPTIMUM
                                           AGGRESSIVE     CONSERVATIVE      MODERATE     CENTURY ULTRA      MID CAP

                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       3,653   $       3,512   $       3,275   $         376   $      11,859
   Expenses:
     Mortality and expense risk charge          (1,504)         (1,086)           (846)         (1,337)         (3,842)
     Administration charge                        (301)           (217)           (170)           (268)           (769)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                     1,848           2,209           2,259          (1,229)          7,248

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 1,348             511              15               -               -
     Realized capital gain (loss) on
       sales of fund shares                    (48,208)         (2,691)         (3,441)        (17,761)        (21,240)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (34,835)         (7,665)        (36,440)        (75,516)       (252,462)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (81,695)         (9,845)        (39,866)        (93,277)       (273,702)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (79,847)  $      (7,636)  $     (37,607)  $     (94,506)  $    (266,454)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            CALAMOS                                         DREYFUS
                                                           GROWTH AND       CALAMOS         DREYFUS         GENERAL
                                          BARON ASSET        INCOME        HIGH YIELD     APPRECIATION    MONEY MARKET
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $       1,688   $       4,388   $      44,308   $      32,669
   Expenses:
     Mortality and expense risk charge            (940)           (606)           (545)        (17,487)        (11,798)
     Administration charge                        (188)           (121)           (109)         (3,498)         (2,360)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    (1,128)            961           3,734          23,323          18,511

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 5,575               -             737          75,435               -
     Realized capital gain (loss) on
       sales of fund shares                     (8,339)         (1,316)        (13,690)        (16,700)              -
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (49,691)        (31,177)         (8,203)       (980,133)              -
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (52,455)        (32,493)        (21,156)       (921,398)              -
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (53,583)  $     (31,532)  $     (17,422)  $    (898,075)  $      18,511
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                              DRYDEN                     FIDELITY ADVISOR
                                            DREYFUS          DREYFUS        SMALL-CAP       FEDERATED        DIVIDEND
                                          MIDCAP VALUE   STRATEGIC VALUE   CORE EQUITY         BOND           GROWTH
                                         ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $         520   $        15,493   $       122   $       6,882   $          3,590
   Expenses:
     Mortality and expense risk charge          (2,914)          (10,514)          (39)           (731)            (2,675)
     Administration charge                        (583)           (2,103)           (8)           (147)              (535)
                                         ---------------------------------------------------------------------------------
Net investment income (loss)                    (2,977)            2,876            75           6,004                380

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                 -             -               -              3,756
     Realized capital gain (loss) on
       sales of fund shares                    (24,383)          (40,056)         (101)         (2,884)           (10,118)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (157,367)         (580,833)         (954)        (10,646)          (192,192)
                                         ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (181,750)         (620,889)       (1,055)        (13,530)          (198,554)
                                         ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (184,727)  $      (618,013)  $      (980)  $      (7,526)  $       (198,174)
                                         =================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                        FIDELITY ADVISOR
                                         INTERNATIONAL                                                               GOLDMAN SACHS
                                            CAPITAL        FIDELITY ADVISOR   FIDELITY ADVISOR   FIDELITY ADVISOR      EMERGING
                                          APPRECIATION         MID CAP          REAL ESTATE      VALUE STRATEGIES   MARKETS EQUITY
                                        --------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $            351   $              -   $          9,091   $          1,617     $       2,291
   Expenses:
     Mortality and expense risk charge            (2,033)            (1,927)            (3,687)            (4,662)             (929)
     Administration charge                          (407)              (386)              (738)              (933)             (186)
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                      (2,089)            (2,313)             4,666             (3,978)            1,176

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                       -              1,824              1,041                  -            24,157
     Realized capital gain (loss) on
       sales of fund shares                      (13,858)           (24,501)           (46,604)           (34,740)          (50,964)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              (160,808)          (153,365)          (199,202)          (369,243)          (73,220)
                                        --------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (174,666)          (176,042)          (244,765)          (403,983)         (100,027)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $       (176,755)  $       (178,355)  $       (240,099)  $       (407,961)    $     (98,851)
                                        ============================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                        GOLDMAN SACHS   JANUS ADVISER   JANUS ADVISER
                                          GOVERNMENT     INTECH RISK-   INTERNATIONAL     JENNISON        JENNISON
                                            INCOME       MANAGED CORE      GROWTH        20\20 FOCUS    SMALL COMPANY
                                        ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $       7,812   $          75   $         144   $           -   $         220
   Expenses:
     Mortality and expense risk charge         (1,488)            (48)         (8,696)         (1,043)           (438)
     Administration charge                       (298)            (10)         (1,740)           (209)            (88)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                    6,026              17         (10,292)         (1,252)           (306)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                1,097               -         186,670              59           3,244
     Realized capital gain (loss) on
       sales of fund shares                     5,446          (1,390)        (29,123)         (8,451)         (1,495)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (791)         (1,466)       (901,807)        (79,865)        (26,820)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   5,752          (2,856)       (744,260)        (88,257)        (25,071)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $      11,778   $      (2,839)  $    (754,552)  $     (89,509)  $     (25,377)
                                        ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                          NEUBERGER         NORTHERN
                                          NEUBERGER         BERMAN       INSTITUTIONAL
                                            BERMAN         SOCIALLY     GLOBAL TACTICAL    NORTHERN LARGE      NORTHERN
                                           PARTNERS       RESPONSIVE    ASSET ALLOCATION     CAP VALUE      SELECT EQUITY
                                        ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $         133   $         329   $          3,032   $        4,598   $         366
   Expenses:
     Mortality and expense risk charge           (224)           (332)              (738)          (1,333)           (559)
     Administration charge                        (45)            (67)              (148)            (267)           (112)
                                        ----------------------------------------------------------------------------------
Net investment income (loss)                     (136)            (70)             2,146            2,998            (305)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  431             739                  -                -               -
     Realized capital gain (loss) on
       sales of fund shares                   (10,477)             19             (2,652)         (11,925)           (436)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (16,855)        (22,382)           (23,429)         (65,864)        (37,190)
                                        ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (26,901)        (21,624)           (26,081)         (77,789)        (37,626)
                                        ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     (27,037)  $     (21,694)  $        (23,935)  $      (74,791)  $     (37,931)
                                        ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                           PIMCO
                                                         FOREIGN BOND
                                            PIMCO       (U.S. DOLLAR-       PIMCO           PIMCO           ROYCE
                                          ALL ASSET        HEDGED)       REAL RETURN     TOTAL RETURN    OPPORTUNITY
                                        ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $       7,697   $       4,029   $      59,908   $      67,954   $         287
   Expenses:
     Mortality and expense risk charge         (1,029)           (943)        (14,212)        (11,551)           (275)
     Administration charge                       (206)           (189)         (2,843)         (2,310)            (55)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                    6,462           2,897          42,853          54,093             (43)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    -           8,539          82,661          91,168           2,570
     Realized capital gain (loss) on
       sales of fund shares                   (20,082)         (2,133)        (18,232)         (7,931)        (13,525)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (26,474)        (16,360)       (294,666)        (93,329)        (13,859)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (46,556)         (9,954)       (230,237)        (10,092)        (24,814)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     (40,094)  $      (7,057)  $    (187,384)  $      44,001   $     (24,857)
                                        ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                                         RYDEX SECTOR
                                         ROYCE VALUE     RS PARTNERS    RS TECHNOLOGY      RS VALUE        ROTATION
                                        ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $           -   $           -   $          34   $         498   $           -
   Expenses:
     Mortality and expense risk charge         (1,278)         (8,851)           (100)           (719)         (4,909)
     Administration charge                       (256)         (1,770)            (20)           (144)           (982)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                   (1,534)        (10,621)            (86)           (365)         (5,891)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    -          39,548             107           3,656               -
     Realized capital gain (loss) on
       sales of fund shares                   (12,909)        (72,014)         (3,034)         (4,013)          9,918
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (71,710)       (497,398)         (6,429)        (43,347)       (379,272)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (84,619)       (529,864)         (9,356)        (43,704)       (369,354)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     (86,153)  $    (540,485)  $      (9,442)  $     (44,069)  $    (375,245)
                                        ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                          SECURITY        SECURITY
                                        SECURITY ALPHA     CAPITAL       DIVERSIFIED
                                         OPPORTUNITY     PRESERVATION       INCOME      SECURITY EQUITY   SECURITY GLOBAL
                                        ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $            -   $     37,588   $      11,932   $           140   $         3,571
   Expenses:
     Mortality and expense risk charge          (4,039)        (7,145)         (1,776)             (467)          (13,987)
     Administration charge                        (808)        (1,429)           (355)              (94)           (2,798)
                                        ----------------------------------------------------------------------------------
Net investment income (loss)                    (4,847)        29,014           9,801              (421)          (13,214)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -              -               -               187            10,373
     Realized capital gain (loss) on
       sales of fund shares                    (97,911)       (27,316)         (6,267)           (8,944)         (102,230)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (153,844)      (180,480)        (32,519)          (18,920)         (753,163)
                                        ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (251,755)      (207,796)        (38,786)          (27,677)         (845,020)
                                        ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     (256,602)  $   (178,782)  $     (28,985)  $       (28,098)  $      (858,234)
                                        ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                           SECURITY     SECURITY LARGE   SECURITY MID    SECURITY MID      SECURITY
                                          HIGH YIELD      CAP VALUE       CAP GROWTH      CAP VALUE       SELECT 25
                                        ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $      41,436   $        1,578   $          -   $      12,827   $           -
   Expenses:
     Mortality and expense risk charge         (4,270)          (2,820)        (3,470)        (20,019)         (1,219)
     Administration charge                       (854)            (564)          (694)         (4,004)           (244)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                   36,312           (1,806)        (4,164)        (11,196)         (1,463)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    -            1,184          3,218         246,275               -
     Realized capital gain (loss) on
       sales of fund shares                   (51,015)         (60,985)       (66,338)        (77,293)        (23,963)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (171,758)        (104,914)      (159,456)       (999,094)        (47,957)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                (222,773)        (164,715)      (222,576)       (830,112)        (71,920)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $    (186,461)  $     (166,521)  $   (226,740)  $    (841,308)  $     (73,383)
                                        ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                         T. ROWE PRICE                                   VAN KAMPEN
                                        SECURITY SMALL      CAPITAL      T. ROWE PRICE    VAN KAMPEN     EQUITY AND
                                          CAP GROWTH      APPRECIATION    GROWTH STOCK     COMSTOCK        INCOME
                                        ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $            -   $       7,051   $         327   $     56,082   $      48,617
   Expenses:
     Mortality and expense risk charge          (1,106)           (883)         (5,142)       (19,469)        (12,701)
     Administration charge                        (221)           (177)         (1,029)        (3,894)         (2,540)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                    (1,327)          5,991          (5,844)        32,719          33,376

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   789           2,903           2,288         25,492           1,594
     Realized capital gain (loss) on
       sales of fund shares                     (4,509)         (5,605)         (9,560)       (54,939)        (35,194)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (89,546)        (43,598)       (361,538)    (1,123,969)       (462,001)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (93,266)        (46,300)       (368,810)    (1,153,416)       (495,601)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $      (94,593)  $     (40,309)  $    (374,654)  $ (1,120,697)  $    (462,225)
                                        ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                          WELLS FARGO                   WELLS FARGO
                                          VAN KAMPEN      WELLS FARGO      ADVANTAGE     WELLS FARGO     ADVANTAGE
                                           MID CAP         ADVANTAGE         LARGE        ADVANTAGE      SMALL CAP
                                            GROWTH           GROWTH       COMPANY CORE   OPPORTUNITY       VALUE
                                        -----------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $           -    $           -   $         603   $         -   $           -
   Expenses:
     Mortality and expense risk charge           (786)          (1,704)           (414)         (567)         (9,683)
     Administration charge                       (158)            (341)            (83)         (114)         (1,937)
                                        -----------------------------------------------------------------------------
Net investment income (loss)                     (944)          (2,045)            106          (681)        (11,620)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  762                -               -             -               -
     Realized capital gain (loss) on
       sales of fund shares                      (720)          (5,144)           (959)       (1,729)        (22,039)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (61,701)        (111,134)        (25,308)      (33,535)       (573,555)
                                        -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (61,659)        (116,278)        (26,267)      (35,264)       (595,594)
                                        -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     (62,603)   $    (118,323)  $     (26,161)  $   (35,945)  $    (607,214)
                                        =============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                            AIM BASIC VALUE                 AIM DYNAMICS
                                         2008            2007           2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,015)  $     (2,986)  $       (918)  $     (1,246)
     Capital gains distributions            22,423         52,126              -              -
     Realized capital gain (loss)
       on sales of fund shares             (24,248)         5,878        (16,944)         5,217
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (195,890)       (54,687)       (42,370)         5,291
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (199,730)           331        (60,232)         9,262

   From contract owner
     transactions:
     Variable annuity deposits              56,458         56,377          9,085         16,939
     Contract owner maintenance
       charges                              (1,675)        (1,932)        (1,182)          (894)
     Terminations and withdrawals          (11,354)        (5,711)        (8,198)        (2,503)
     Transfers between
       subaccounts, net                    (11,916)       (20,006)       (48,555)        38,918
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           31,513         28,728        (48,850)        52,460
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (168,217)        29,059       (109,082)        61,722
Net assets at beginning of year            356,325        327,266        150,346         88,624
                                      ----------------------------------------------------------
Net assets at end of year             $    188,108   $    356,325   $     41,264   $    150,346
                                      ==========================================================

                                          AIM LARGE CAP GROWTH        AIM MID CAP CORE EQUITY
                                          2008            2007          2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (4,685)  $     (5,551)  $       (577)  $      1,931
     Capital gains distributions                 -              -         27,226        119,670
     Realized capital gain (loss)
       on sales of fund shares               3,582         13,877        (28,115)        19,440
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (244,853)        74,995       (217,397)       (65,423)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (245,956)        83,321       (218,863)        75,618

   From contract owner
     transactions:
     Variable annuity deposits              52,350         70,623         69,744         90,470
     Contract owner maintenance
       charges                              (4,397)        (5,435)        (3,965)        (2,461)
     Terminations and withdrawals          (21,994)       (17,850)       (46,095)       (25,503)
     Transfers between
       subaccounts, net                    (16,714)       (34,244)        11,349       (545,634)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            9,245         13,094         31,033       (483,128)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (236,711)        96,415       (187,830)      (407,510)
Net assets at beginning of year            642,978        546,563        742,364      1,149,874
                                      ----------------------------------------------------------
Net assets at end of year             $    406,267   $    642,978   $    554,536   $    742,364
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         AIM SMALL CAP GROWTH            AIM TECHNOLOGY
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (5,662)  $     (5,885)  $     (2,957)  $     (3,797)
     Capital gains distributions            25,690         69,515              -              -
     Realized capital gain (loss)
       on sales of fund shares             (13,512)        16,996         (1,313)        13,133
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (299,007)       (17,825)      (192,061)        13,976
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (292,491)        62,801       (196,331)        23,312

   From contract owner
     transactions:
     Variable annuity deposits             120,280        107,637         35,633         54,510
     Contract owner maintenance
       charges                              (3,398)        (3,642)        (2,283)        (2,976)
     Terminations and withdrawals          (11,044)        (4,757)        (6,943)        (8,935)
     Transfers between
       subaccounts, net                     83,913        (83,276)       (23,881)       (22,329)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          189,751         15,962          2,526         20,270
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (102,740)        78,763       (193,805)        43,582
Net assets at beginning of year            648,370        569,607        446,586        403,004
                                      ----------------------------------------------------------
Net assets at end of year             $    545,630   $    648,370   $    252,781   $    446,586
                                      ==========================================================

                                           AMERICAN CENTURY
                                            EQUITY INCOME               AMERICAN CENTURY HERITAGE
                                          2008           2007           2008            2007
                                      ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     29,594   $     19,308   $      (1,131)  $      (3,217)
     Capital gains distributions                 -        121,024               -          25,173
     Realized capital gain (loss)
       on sales of fund shares             (39,669)        13,093         (11,917)         19,278
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (285,756)      (153,177)       (273,948)         88,590
                                      ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (295,831)           248        (286,996)        129,824

   From contract owner
     transactions:
     Variable annuity deposits             179,655        257,595         113,185          62,814
     Contract owner maintenance
       charges                              (6,794)        (5,795)         (2,531)         (1,840)
     Terminations and withdrawals          (67,560)       (31,607)         (7,328)         (5,598)
     Transfers between
       subaccounts, net                   (104,658)        35,973         (11,399)        156,810
                                      ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              643        256,166          91,927         212,186
                                      ------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (295,188)       256,414        (195,069)        342,010
Net assets at beginning of year          1,451,109      1,194,695         544,817         202,807
                                      ------------------------------------------------------------
Net assets at end of year             $  1,155,921   $  1,451,109   $     349,748   $     544,817
                                      ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            AMERICAN CENTURY
                                          INTERNATIONAL GROWTH        AMERICAN CENTURY SELECT
                                          2008           2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      2,085   $     (7,124)  $     (1,390)  $     (5,088)
     Capital gains distributions             4,612         73,510              -         37,600
     Realized capital gain (loss)
       on sales of fund shares             (22,539)       118,360         (6,318)        72,366
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (625,247)         3,777       (210,169)           729
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (641,089)       188,523       (217,877)       105,607

   From contract owner
     transactions:
     Variable annuity deposits             119,558        154,943         54,729         73,228
     Contract owner maintenance
       charges                              (8,391)        (8,168)        (1,378)        (1,843)
     Terminations and withdrawals          (44,641)       (28,489)        (7,666)       (19,851)
     Transfers between
       subaccounts, net                   (164,929)      (119,036)         3,735       (550,674)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (98,403)          (750)        49,420       (499,140)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (739,492)       187,773       (168,457)      (393,533)
Net assets at beginning of year          1,454,392      1,266,619        503,478        897,011
                                      ----------------------------------------------------------
Net assets at end of year             $    714,900   $  1,454,392   $    335,021   $    503,478
                                      ==========================================================

                                       AMERICAN CENTURY STRATEGIC   AMERICAN CENTURY STRATEGIC
                                         ALLOCATION: AGGRESSIVE      ALLOCATION: CONSERVATIVE
                                          2008           2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      1,848   $      2,631   $      2,209   $         31
     Capital gains distributions             1,348         40,982            511          1,134
     Realized capital gain (loss)
       on sales of fund shares             (48,208)          (234)        (2,691)         6,193
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (34,835)       (33,940)        (7,665)        (1,210)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (79,847)         9,439         (7,636)         6,148

   From contract owner
     transactions:
     Variable annuity deposits             279,022         53,066         20,288         17,359
     Contract owner maintenance
       charges                              (1,261)        (1,895)        (1,286)           (19)
     Terminations and withdrawals           (4,568)        (8,889)          (384)          (200)
     Transfers between
       subaccounts, net                   (333,842)       328,150          8,776        107,682
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (60,649)       370,432         27,394        124,822
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (140,496)       379,871         19,758        130,970
Net assets at beginning of year            380,875          1,004        130,970              -
                                      ----------------------------------------------------------
Net assets at end of year             $    240,379   $    380,875   $    150,728   $    130,970
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       AMERICAN CENTURY STRATEGIC
                                          ALLOCATION: MODERATE        AMERICAN CENTURY ULTRA
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      2,259   $        220   $     (1,229)  $     (1,727)
     Capital gains distributions                15            394              -         49,628
     Realized capital gain (loss)
       on sales of fund shares              (3,441)         4,660        (17,761)         1,221
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (36,440)          (408)       (75,516)       (13,264)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (37,607)         4,866        (94,506)        35,858

   From contract owner
     transactions:
     Variable annuity deposits             331,108          1,928         46,412         47,508
     Contract owner maintenance
       charges                                (889)           (39)        (1,819)        (1,278)
     Terminations and withdrawals                -              -        (13,797)       (11,248)
     Transfers between
       subaccounts, net                     15,742         (2,487)        (3,687)       (51,900)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          345,961           (598)        27,109        (16,918)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  308,354          4,268        (67,397)        18,940
Net assets at beginning of year              4,268              -        202,207        183,267
                                      ----------------------------------------------------------
Net assets at end of year             $    312,622   $      4,268   $    134,810   $    202,207
                                      ==========================================================

                                         ASTON/OPTIMUM MID CAP             BARON ASSET
                                         2008            2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      7,248   $     36,221   $     (1,128)  $       (515)
     Capital gains distributions                 -              -          5,575          3,275
     Realized capital gain (loss)
       on sales of fund shares             (21,240)           760         (8,339)           197
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (252,462)        (2,689)       (49,691)        (1,851)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (266,454)        34,292        (53,583)         1,106

   From contract owner
     transactions:
     Variable annuity deposits             153,954         64,440         66,893         18,032
     Contract owner maintenance
       charges                                (436)          (207)          (612)          (115)
     Terminations and withdrawals          (20,752)       (31,498)          (112)       (17,114)
     Transfers between
       subaccounts, net                     16,174        493,778        (55,234)       140,579
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          148,940        526,514         10,935        141,382
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (117,514)       560,806        (42,648)       142,488
Net assets at beginning of year            560,806              -        145,745          3,257
                                      ----------------------------------------------------------
Net assets at end of year             $    443,292   $    560,806   $    103,097   $    145,745
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       CALAMOS GROWTH AND INCOME        CALAMOS HIGH YIELD
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        961   $        388   $      3,734   $      1,771
     Capital gains distributions                 -          2,395            737            462
     Realized capital gain (loss)
       on sales of fund shares              (1,316)         5,230        (13,690)            32
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (31,177)          (625)        (8,203)        (1,774)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (31,532)         7,388        (17,422)           491

   From contract owner
     transactions:
     Variable annuity deposits              60,567         19,703         18,023          7,342
     Contract owner maintenance
       charges                                (557)          (287)          (625)          (131)
     Terminations and withdrawals             (947)       (20,555)       (12,861)        (1,969)
     Transfers between
       subaccounts, net                     58,984        (26,753)         9,034         22,410
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          118,047        (27,892)        13,571         27,652
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   86,515        (20,504)        (3,851)        28,143
Net assets at beginning of year             33,347         53,851         28,143              -
                                      ----------------------------------------------------------
Net assets at end of year             $    119,862   $     33,347   $     24,292   $     28,143
                                      ==========================================================

                                          DREYFUS APPRECIATION       DREYFUS GENERAL MONEY MARKET
                                         2008            2007           2008          2007
                                      -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     23,323   $     13,357   $     18,511   $      27,591
     Capital gains distributions            75,435         71,942              -               -
     Realized capital gain (loss)
       on sales of fund shares             (16,700)        34,148              -               -
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (980,133)        14,576              -               -
                                      -----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (898,075)       134,023         18,511          27,591

   From contract owner
     transactions:
     Variable annuity deposits             219,483        394,754        730,182         342,293
     Contract owner maintenance
       charges                              (8,929)        (7,366)       (19,102)         (4,430)
     Terminations and withdrawals          (62,325)       (87,624)      (202,629)        (25,795)
     Transfers between
       subaccounts, net                     18,897         16,830        222,939         199,334
                                      -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          167,126        316,594        731,390         511,402
                                      -----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (730,949)       450,617        749,901         538,993
Net assets at beginning of year          2,588,291      2,137,674      1,171,785         632,792
                                      -----------------------------------------------------------
Net assets at end of year             $  1,857,342   $  2,588,291   $  1,921,686   $   1,171,785
                                      ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         DREYFUS MIDCAP VALUE         DREYFUS STRATEGIC VALUE
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,977)  $     (2,925)  $      2,876   $        328
     Capital gains distributions                 -         74,130              -         80,711
     Realized capital gain (loss)
       on sales of fund shares             (24,383)         1,428        (40,056)        11,604
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (157,367)       (57,648)      (580,833)       (54,924)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (184,727)        14,985       (618,013)        37,719

   From contract owner
     transactions:
     Variable annuity deposits              74,184         60,048        344,735        190,052
     Contract owner maintenance
       charges                              (2,291)        (1,761)        (5,503)        (3,870)
     Terminations and withdrawals          (14,181)        (9,418)       (51,186)       (50,985)
     Transfers between
       subaccounts, net                    (36,599)        30,682        113,294        691,610
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           21,113         79,551        401,340        826,807
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (163,614)        94,536       (216,673)       864,526

Net assets at beginning of year            443,033        348,497      1,453,077        588,551
                                      ----------------------------------------------------------
Net assets at end of year             $    279,419   $    443,033   $  1,236,404   $  1,453,077
                                      ==========================================================

                                       DRYDEN SMALL-CAP CORE EQUITY         FEDERATED BOND
                                         2008             2007           2008           2007
                                      -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $         75   $          (1)  $      6,004   $      5,647
     Capital gains distributions                 -               -              -              -
     Realized capital gain (loss)
       on sales of fund shares                (101)              -         (2,884)        (1,524)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (954)            (28)       (10,646)          (255)
                                      -----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               (980)            (29)        (7,526)         3,868

   From contract owner
     transactions:
     Variable annuity deposits              13,596             452        131,313         21,641
     Contract owner maintenance
       charges                                 (78)              -           (564)        (1,083)
     Terminations and withdrawals                -               -           (264)        (3,617)
     Transfers between
       subaccounts, net                      4,608               -        (71,903)        27,674
                                      -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           18,126             452         58,582         44,615
                                      -----------------------------------------------------------
Net increase (decrease) in net
   assets                                   17,146             423         51,056         48,483
Net assets at beginning of year                423               -        113,716         65,233
                                      -----------------------------------------------------------
Net assets at end of year             $     17,569   $         423   $    164,772   $    113,716
                                      ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            FIDELITY ADVISOR         FIDELITY ADVISOR INTERNATIONAL
                                            DIVIDEND GROWTH               CAPITAL APPRECIATION
                                          2008            2007           2008             2007
                                      -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        380   $     (1,956)  $       (2,089)  $      (3,909)
     Capital gains distributions             3,756         28,286                -          85,017
     Realized capital gain (loss)
       on sales of fund shares             (10,118)        10,709          (13,858)         85,043
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (192,192)       (39,623)        (160,808)       (135,419)
                                      -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (198,174)        (2,584)        (176,755)         30,732

   From contract owner
     transactions:
     Variable annuity deposits              37,384         62,889            3,015           7,583
     Contract owner maintenance
       charges                              (1,556)        (2,916)            (711)           (942)
     Terminations and withdrawals           (3,446)       (23,472)          (4,668)        (17,079)
     Transfers between
       subaccounts, net                    (13,590)       (40,065)         (27,241)       (437,690)
                                      -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           18,792         (3,564)         (29,605)       (448,128)
                                      -------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (179,382)        (6,148)        (206,360)       (417,395)
Net assets at beginning of year            425,267        431,415          363,969         781,365
                                      -------------------------------------------------------------
Net assets at end of year             $    245,885   $    425,267   $      157,609   $     363,969
                                      =============================================================


                                         FIDELITY ADVISOR MID CAP    FIDELITY ADVISOR REAL ESTATE
                                          2008           2007            2008          2007
                                      ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,313)  $     (2,903)  $       4,666   $      (2,600)
     Capital gains distributions             1,824         44,590           1,041          30,734
     Realized capital gain (loss)
       on sales of fund shares             (24,501)         9,341         (46,604)         42,554
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (153,365)       (27,847)       (199,202)       (199,465)
                                      ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (178,355)        23,181        (240,099)       (128,777)

   From contract owner
     transactions:
     Variable annuity deposits              18,817         28,613         135,285         109,725
     Contract owner maintenance
       charges                                (630)          (998)         (3,726)         (4,692)
     Terminations and withdrawals           (1,707)       (44,569)        (45,920)        (40,238)
     Transfers between
       subaccounts, net                    (24,987)        58,915          (1,762)        (88,414)
                                      ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (8,507)        41,961          83,877         (23,619)
                                      ------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (186,862)        65,142        (156,222)       (152,396)
Net assets at beginning of year            331,124        265,982         508,737         661,133
                                      ------------------------------------------------------------
Net assets at end of year             $    144,262   $    331,124   $     352,515   $     508,737
                                      ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         FIDELITY ADVISOR VALUE       GOLDMAN SACHS EMERGING
                                               STRATEGIES                 MARKETS EQUITY
                                          2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (3,978)  $     (7,313)  $      1,176   $        (40)
     Capital gains distributions                 -        120,014         24,157         13,811
     Realized capital gain (loss)
       on sales of fund shares             (34,740)         2,139        (50,964)        (2,387)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (369,243)       (90,804)       (73,220)       (16,507)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (407,961)        24,036        (98,851)        (5,123)

   From contract owner
     transactions:
     Variable annuity deposits              94,351        146,909        107,171         10,632
     Contract owner maintenance
       charges                              (4,241)        (4,952)          (862)          (240)
     Terminations and withdrawals          (19,023)        (7,729)        (1,086)             -
     Transfers between
       subaccounts, net                    (18,035)      (102,439)        (1,471)        95,377
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           53,052         31,789        103,752        105,769
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (354,909)        55,825          4,901        100,646
Net assets at beginning of year            753,506        697,681        111,920         11,274
                                      ----------------------------------------------------------
Net assets at end of year             $    398,597   $    753,506   $    116,821   $    111,920
                                      ==========================================================

                                           GOLDMAN SACHS              JANUS ADVISER INTECH
                                         GOVERNMENT INCOME              RISK-MANAGED CORE
                                         2008            2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      6,026   $      7,550   $         17   $         32
     Capital gains distributions             1,097              -              -            552
     Realized capital gain (loss)
       on sales of fund shares               5,446          2,397         (1,390)            28
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (791)         8,813         (1,466)            (1)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             11,778         18,760         (2,839)           611

   From contract owner
     transactions:
     Variable annuity deposits             191,946         60,434          1,833            511
     Contract owner maintenance
       charges                              (1,280)        (2,602)           (39)           (71)
     Terminations and withdrawals           (3,908)       (11,184)             -             (7)
     Transfers between
       subaccounts, net                   (228,028)       109,013         (8,373)        11,572
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (41,270)       155,661         (6,579)        12,005
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (29,492)       174,421         (9,418)        12,616
Net assets at beginning of year            329,164        154,743         14,755          2,139
                                      ----------------------------------------------------------
Net assets at end of year             $    299,672   $    329,164   $      5,337   $     14,755
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           JANUS ADVISER
                                         INTERNATIONAL GROWTH          JENNISON 20\20 FOCUS
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (10,292)  $      4,638   $     (1,252)  $       (263)
     Capital gains distributions           186,670         57,207             59          4,171
     Realized capital gain (loss)
       on sales of fund shares             (29,123)        17,907         (8,451)           119
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (901,807)        83,734        (79,865)        (4,689)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (754,552)       163,486        (89,509)          (662)

   From contract owner
     transactions:
     Variable annuity deposits             446,739        110,331        194,602         17,326
     Contract owner maintenance
       charges                              (2,598)          (911)          (934)          (209)
     Terminations and withdrawals          (27,397)       (47,317)        (1,106)             -
     Transfers between
       subaccounts, net                    221,397        950,008         67,356         65,959
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          638,141      1,012,111        259,918         83,076
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (116,411)     1,175,597        170,409         82,414
Net assets at beginning of year          1,183,617          8,020         82,414              -
                                      ----------------------------------------------------------
Net assets at end of year             $  1,067,206   $  1,183,617   $    252,823   $     82,414
                                      ==========================================================


                                        JENNISON SMALL COMPANY       NEUBERGER BERMAN PARTNERS
                                         2008            2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       (306)  $     (1,162)  $       (136)  $       (107)
     Capital gains distributions             3,244          6,545            431            570
     Realized capital gain (loss)
       on sales of fund shares              (1,495)         4,344        (10,477)         1,224
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (26,820)         2,063        (16,855)            22
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (25,377)        11,790        (27,037)         1,709

   From contract owner
     transactions:
     Variable annuity deposits              23,723         46,362         40,430          5,972
     Contract owner maintenance
       charges                                (508)        (1,691)          (185)           (63)
     Terminations and withdrawals           (1,297)       (16,884)        (8,621)       (17,773)
     Transfers between
       subaccounts, net                    (27,517)       (95,736)        14,634         26,466
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (5,599)       (67,949)        46,258         14,602
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (30,976)       (56,159)        19,221         16,311
Net assets at beginning of year             76,650        132,809         16,311              -
                                      ----------------------------------------------------------
Net assets at end of year             $     45,674   $     76,650   $     35,532   $     16,311
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            NEUBERGER BERMAN        NORTHERN INSTITUTIONAL GLOBAL
                                          SOCIALLY RESPONSIVE         TACTICAL ASSET ALLOCATION
                                          2008           2007           2008             2007
                                      ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        (70)  $       (115)  $       2,146   $       1,810
     Capital gains distributions               739          1,302               -          17,172
     Realized capital gain (loss)
       on sales of fund shares                  19            918          (2,652)            498
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (22,382)          (175)        (23,429)        (16,896)
                                      ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (21,694)         1,930         (23,935)          2,584

   From contract owner
     transactions:
     Variable annuity deposits              40,963         19,974          12,369          57,523
     Contract owner maintenance
       charges                                (199)           (85)           (693)           (685)
     Terminations and withdrawals          (11,376)             -          (1,847)         (1,742)
     Transfers between
       subaccounts, net                      4,984         (4,908)         (4,076)        (28,454)
                                      ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           34,372         14,981           5,753          26,642
                                      ------------------------------------------------------------
Net increase (decrease) in net
   assets                                   12,678         16,911         (18,182)         29,226
Net assets at beginning of year             42,201         25,290         107,397          78,171
                                      ------------------------------------------------------------
Net assets at end of year             $     54,879   $     42,201   $      89,215   $     107,397
                                      ============================================================

                                        NORTHERN LARGE CAP VALUE      NORTHERN SELECT EQUITY
                                          2008           2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      2,998   $      4,486   $       (305)  $       (265)
     Capital gains distributions                 -         24,374              -              -
     Realized capital gain (loss)
       on sales of fund shares             (11,925)           637           (436)           450
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (65,864)       (40,372)       (37,190)         9,186
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (74,791)       (10,875)       (37,931)         9,371

   From contract owner
     transactions:
     Variable annuity deposits              16,994         20,192         20,370         13,574
     Contract owner maintenance
       charges                              (1,100)        (1,404)          (398)          (311)
     Terminations and withdrawals           (2,779)        (4,375)             -              -
     Transfers between
       subaccounts, net                    (19,668)       (17,010)         9,258         10,404
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (6,553)        (2,596)        29,230         23,668
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (81,344)       (13,472)        (8,701)        33,038
Net assets at beginning of year            217,473        230,945         79,640         46,602
                                      ----------------------------------------------------------
Net assets at end of year             $    136,129   $    217,473   $     70,939   $     79,640
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                        PIMCO FOREIGN BOND
                                            PIMCO ALL ASSET            (U.S. DOLLAR-HEDGED)
                                          2008           2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      6,462   $        132   $      2,897   $        396
     Capital gains distributions                 -              -          8,539              -
     Realized capital gain (loss)
       on sales of fund shares             (20,082)             -         (2,133)          (453)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (26,474)          (137)       (16,360)           328
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (40,094)            (5)        (7,057)           271

   From contract owner
     transactions:
     Variable annuity deposits              47,735          1,068         69,966          5,372
     Contract owner maintenance
       charges                                (960)            (1)        (1,007)          (156)
     Terminations and withdrawals          (15,062)             -         (4,007)        (3,645)
     Transfers between
       subaccounts, net                    137,883          2,351         63,097         (4,222)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          169,596          3,418        128,050         (2,651)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  129,502          3,413        120,992         (2,380)
Net assets at beginning of year              3,413              -         39,578         41,958
                                      ----------------------------------------------------------
Net assets at end of year             $    132,915   $      3,413   $    160,570   $     39,578
                                      ==========================================================


                                           PIMCO REAL RETURN            PIMCO TOTAL RETURN
                                          2008           2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     42,853   $     45,628   $     54,093   $     29,057
     Capital gains distributions            82,661         48,445         91,168          6,051
     Realized capital gain (loss)
       on sales of fund shares             (18,232)       (15,802)        (7,931)            26
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (294,666)        50,740        (93,329)        31,017
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (187,384)       129,011         44,001         66,151

   From contract owner
     transactions:
     Variable annuity deposits             356,997        118,643        645,380        200,254
     Contract owner maintenance
       charges                             (22,450)        (3,372)       (12,511)        (4,419)
     Terminations and withdrawals         (386,834)       (23,694)      (139,153)       (11,964)
     Transfers between
       subaccounts, net                    842,981       (112,330)       378,930         78,782
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          790,694        (20,753)       872,646        262,653
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  603,310        108,258        916,647        328,804
Net assets at beginning of year          1,471,181      1,362,923        959,586        630,782
                                      ----------------------------------------------------------
Net assets at end of year             $  2,074,491   $  1,471,181   $  1,876,233   $    959,586
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          ROYCE OPPORTUNITY                 ROYCE VALUE
                                         2008            2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        (43)  $        (95)  $     (1,534)  $      1,096
     Capital gains distributions             2,570          6,669              -          7,251
     Realized capital gain (loss)
       on sales of fund shares             (13,525)          (688)       (12,909)          (168)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (13,859)       (12,993)       (71,710)       (20,193)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (24,857)        (7,107)       (86,153)       (12,014)

   From contract owner
     transactions:
     Variable annuity deposits              27,652          4,165         85,272         18,147
     Contract owner maintenance
       charges                                (108)           (92)          (528)           (60)
     Terminations and withdrawals                -              -           (451)             -
     Transfers between
       subaccounts, net                    (13,570)        52,511         62,001        115,569
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           13,974         56,584        146,294        133,656
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (10,883)        49,477         60,141        121,642
Net assets at beginning of year             56,825          7,348        121,642              -
                                      ----------------------------------------------------------

Net assets at end of year             $     45,942   $     56,825   $    181,783   $    121,642
                                      ==========================================================

                                              RS PARTNERS                  RS TECHNOLOGY
                                          2008           2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (10,621)  $     (8,591)  $        (86)  $        (71)
     Capital gains distributions            39,548        115,068            107            375
     Realized capital gain (loss)
       on sales of fund shares             (72,014)        16,465         (3,034)           811
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (497,398)      (188,911)        (6,429)          (512)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (540,485)       (65,969)        (9,442)           603

   From contract owner
     transactions:
     Variable annuity deposits             261,164        255,662          7,079          4,241
     Contract owner maintenance
       charges                              (7,527)        (8,698)           (95)          (119)
     Terminations and withdrawals          (47,902)       (57,548)          (162)             -
     Transfers between
       subaccounts, net                   (208,012)      (214,865)         3,034          6,498
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (2,277)       (25,445)         9,856         10,620
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (542,762)       (91,418)           414         11,223
Net assets at beginning of year          1,422,920      1,514,338         11,223              -
                                      ----------------------------------------------------------

Net assets at end of year             $    880,158   $  1,422,920   $     11,637   $     11,223
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                RS VALUE               RYDEX SECTOR ROTATION
                                          2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       (365)  $        (17)  $     (5,891)  $     (8,073)
     Capital gains distributions             3,656          4,299              -         54,598
     Realized capital gain (loss)
       on sales of fund shares              (4,013)           (13)         9,918         23,539
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (43,347)        (7,410)      (379,272)        96,197
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (44,069)        (3,141)      (375,245)       166,261

   From contract owner
     transactions:
     Variable annuity deposits             211,773         18,666        254,123         80,936
     Contract owner maintenance
       charges                                (498)          (130)        (8,373)        (9,050)
     Terminations and withdrawals             (155)           (28)       (45,583)        (7,874)
     Transfers between
       subaccounts, net                    (11,450)        51,477       (311,825)        30,144
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          199,670         69,985       (111,658)        94,156
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  155,601         66,844       (486,903)       260,417
Net assets at beginning of year             68,250          1,406      1,053,000        792,583
                                      ----------------------------------------------------------
Net assets at end of year             $    223,851   $     68,250   $    566,097   $  1,053,000
                                      ==========================================================

                                       SECURITY ALPHA OPPORTUNITY   SECURITY CAPITAL PRESERVATION
                                          2008            2007            2008           2007
                                      ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (4,847)  $     (4,134)  $      29,014   $      39,082
     Capital gains distributions                 -        119,237               -               -
     Realized capital gain (loss)
       on sales of fund shares             (97,911)         2,288         (27,316)        (10,223)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (153,844)       (56,122)       (180,480)        (35,237)
                                      ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (256,602)        61,269        (178,782)         (6,378)

   From contract owner
     transactions:
     Variable annuity deposits              70,179         41,789         127,818         229,267
     Contract owner maintenance
       charges                              (2,885)        (3,643)         (5,257)         (6,800)
     Terminations and withdrawals           (3,425)       (11,645)        (57,423)        (79,766)
     Transfers between
       subaccounts, net                    (29,283)       175,680         (58,337)       (179,955)
                                      ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           34,586        202,183           6,801         (37,254)
                                      ------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (222,016)       263,450        (171,981)        (43,632)
Net assets at beginning of year            610,791        347,341       1,009,972       1,053,604
                                      ------------------------------------------------------------
Net assets at end of year             $    388,775   $    610,791   $     837,991   $   1,009,972
                                      ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                      SECURITY DIVERSIFIED INCOME        SECURITY EQUITY
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      9,801   $     10,250   $       (421)  $       (570)
     Capital gains distributions                 -              -            187          9,773
     Realized capital gain (loss)
       on sales of fund shares              (6,267)        (3,304)        (8,944)           400
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (32,519)        (2,692)       (18,920)       (13,303)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (28,985)         4,254        (28,098)        (3,700)

   From contract owner
     transactions:
     Variable annuity deposits              24,272         33,467         21,400         15,973
     Contract owner maintenance
       charges                              (2,041)        (2,659)          (535)          (422)
     Terminations and withdrawals          (21,814)       (27,368)        (4,625)        (1,476)
     Transfers between
       subaccounts, net                    (37,354)       (66,082)           501         (9,957)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (36,937)       (62,642)        16,741          4,118
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (65,922)       (58,388)       (11,357)           418
Net assets at beginning of year            264,777        323,165         63,546         63,128
                                      ----------------------------------------------------------
Net assets at end of year             $    198,855   $    264,777   $     52,189   $     63,546
                                      ==========================================================

                                           SECURITY GLOBAL              SECURITY HIGH YIELD
                                         2008            2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (13,214)  $    (15,125)  $     36,312   $     23,902
     Capital gains distributions            10,373        696,532              -              -
     Realized capital gain (loss)
       on sales of fund shares            (102,230)        90,650        (51,015)          (113)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (753,163)      (576,457)      (171,758)       (22,603)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (858,234)       195,600       (186,461)         1,186

   From contract owner
     transactions:
     Variable annuity deposits             355,769        340,969        228,770         82,947
     Contract owner maintenance
       charges                             (12,629)        (8,457)        (3,408)        (2,302)
     Terminations and withdrawals         (150,168)       (98,226)       (15,239)        (9,446)
     Transfers between
       subaccounts, net                    (30,917)      (264,024)         5,844         22,121
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          162,055        (29,738)       215,967         93,320
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (696,179)       165,862         29,506         94,506
Net assets at beginning of year          2,157,176      1,991,314        462,828        368,322
                                      ----------------------------------------------------------
Net assets at end of year             $  1,460,997   $  2,157,176   $    492,334   $    462,828
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        SECURITY LARGE CAP VALUE      SECURITY MID CAP GROWTH
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (1,806)  $     (2,307)  $     (4,164)  $     (5,331)
     Capital gains distributions             1,184         16,093          3,218        114,425
     Realized capital gain (loss)
       on sales of fund shares             (60,985)        47,791        (66,338)        (6,222)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (104,914)       (52,831)      (159,456)      (168,145)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (166,521)         8,746       (226,740)       (65,273)

   From contract owner
     transactions:
     Variable annuity deposits              53,885         50,620         79,131        104,195
     Contract owner maintenance
       charges                              (3,200)        (6,733)        (4,625)        (6,870)
     Terminations and withdrawals          (35,678)       (54,802)       (38,508)       (86,046)
     Transfers between
       subaccounts, net                   (116,031)      (234,155)       (40,240)       (10,308)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         (101,024)      (245,070)        (4,242)           971
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (267,545)      (236,324)      (230,982)       (64,302)
Net assets at beginning of year            425,685        662,009        548,896        613,198
                                      ----------------------------------------------------------
Net assets at end of year             $    158,140   $    425,685   $    317,914   $    548,896
                                      ==========================================================

                                        SECURITY MID CAP VALUE         SECURITY SELECT 25
                                         2008            2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (11,196)  $    (17,180)  $     (1,463)  $     (1,809)
     Capital gains distributions           246,275        594,477              -         16,809
     Realized capital gain (loss)
       on sales of fund shares             (77,293)        72,705        (23,963)         1,913
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (999,094)      (660,763)       (47,957)       (31,544)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (841,308)       (10,761)       (73,383)       (14,631)

   From contract owner
     transactions:
     Variable annuity deposits             357,214        410,721         23,410         41,679
     Contract owner maintenance
       charges                             (18,034)       (13,882)        (2,963)        (1,744)
     Terminations and withdrawals         (221,184)       (95,297)       (36,995)        (9,913)
     Transfers between
       subaccounts, net                   (142,215)      (174,340)         3,187        (14,557)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (24,219)       127,202        (13,361)        15,465
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (865,527)       116,441        (86,744)           834
Net assets at beginning of year          3,021,013      2,904,572        189,821        188,987
                                      ----------------------------------------------------------
Net assets at end of year             $  2,155,486   $  3,021,013   $    103,077   $    189,821
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                             T. ROWE PRICE
                                       SECURITY SMALL CAP GROWTH          CAPITAL APPRECIATION
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (1,327)  $     (1,726)  $      5,991   $      5,841
     Capital gains distributions               789         14,099          2,903         15,681
     Realized capital gain (loss)
       on sales of fund shares              (4,509)         6,522         (5,605)       (21,398)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (89,546)       (12,427)       (43,598)        (8,081)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (94,593)         6,468        (40,309)        (7,957)

   From contract owner
     transactions:
     Variable annuity deposits              22,506         36,110        298,936         30,983
     Contract owner maintenance
       charges                              (1,600)        (4,214)          (556)          (800)
     Terminations and withdrawals           (9,940)       (41,679)        (3,171)        (3,602)
     Transfers between
       subaccounts, net                     (2,303)        (4,717)       (36,723)        63,058
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            8,663        (14,500)       258,486         89,639
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (85,930)        (8,032)       218,177         81,682
Net assets at beginning of year            190,054        198,086         84,517          2,835
                                      ----------------------------------------------------------
Net assets at end of year             $    104,124   $    190,054   $    302,694   $     84,517
                                      ==========================================================

                                       T. ROWE PRICE GROWTH STOCK       VAN KAMPEN COMSTOCK
                                         2008            2007           2008          2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (5,844)  $     (4,219)  $     32,719   $     27,698
     Capital gains distributions             2,288         19,188         25,492        165,773
     Realized capital gain (loss)
       on sales of fund shares              (9,560)         5,246        (54,939)       110,911
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (361,538)        19,763     (1,123,969)      (378,290)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (374,654)        39,978     (1,120,697)       (73,908)

   From contract owner
     transactions:
     Variable annuity deposits             228,456         98,459        360,380        447,973
     Contract owner maintenance
       charges                              (2,760)        (2,255)       (17,138)       (13,676)
     Terminations and withdrawals          (36,057)       (34,478)      (147,439)       (89,322)
     Transfers between
       subaccounts, net                    277,419        353,010        130,615       (652,019)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          467,058        414,736        326,418       (307,044)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   92,404        454,714       (794,279)      (380,952)
Net assets at beginning of year            601,682        146,968      2,879,348      3,260,300
                                      ----------------------------------------------------------
Net assets at end of year             $    694,086   $    601,682   $  2,085,069   $  2,879,348
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                      VAN KAMPEN
                                                                        MID CAP
                                      VAN KAMPEN EQUITY AND INCOME      GROWTH
                                         2008             2007           2008
                                      --------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     33,376   $      28,515   $       (944)
     Capital gains distributions             1,594          68,015            762
     Realized capital gain (loss)
       on sales of fund shares             (35,194)         53,718           (720)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (462,001)        (95,023)       (61,701)
                                      --------------------------------------------
   Net increase (decrease) in
     net assets from operations           (462,225)         55,225        (62,603)

   From contract owner
     transactions:
     Variable annuity deposits             516,812         349,821         15,327
     Contract owner maintenance
       charges                             (13,936)        (13,692)          (788)
     Terminations and withdrawals         (107,475)        (66,798)        (5,611)
     Transfers between
       subaccounts, net                   (465,798)        (92,683)       125,300
                                      --------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (70,397)        176,648        134,228
                                      --------------------------------------------
Net increase (decrease) in net
   assets                                 (532,622)        231,873         71,625
Net assets at beginning of year          2,066,269       1,834,396              -
                                      --------------------------------------------
Net assets at end of year             $  1,533,647   $   2,066,269   $     71,625
                                      ============================================

                                                                        WELLS FARGO ADVANTAGE
                                      WELLS FARGO ADVANTAGE GROWTH       LARGE COMPANY CORE
                                           2008          2007           2008              2007
                                      -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,045)  $      (1,271)  $        106   $       (139)
     Capital gains distributions                 -               -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (5,144)          2,610           (959)         1,233
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (111,134)         28,337        (25,308)          (527)
                                      -----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (118,323)         29,676        (26,161)           567

   From contract owner
     transactions:
     Variable annuity deposits              98,258          31,675         10,482          8,790
     Contract owner maintenance
       charges                              (2,324)         (1,318)          (423)          (325)
     Terminations and withdrawals          (13,118)         (3,478)        (4,003)        (1,152)
     Transfers between
       subaccounts, net                     64,342          60,490           (198)           146
                                      -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          147,158          87,369          5,858          7,459
                                      -----------------------------------------------------------
Net increase (decrease) in net
   assets                                   28,835         117,045        (20,303)         8,026
Net assets at beginning of year            211,471          94,426         60,129         52,103
                                      -----------------------------------------------------------
Net assets at end of year             $    240,306   $     211,471   $     39,826   $     60,129
                                      ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         WELLS FARGO ADVANTAGE        WELLS FARGO ADVANTAGE
                                              OPPORTUNITY                SMALL CAP VALUE
                                         2008            2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       (681)  $        338   $    (11,620)  $    (11,798)
     Capital gains distributions                 -         12,312              -        190,634
     Realized capital gain (loss)
       on sales of fund shares              (1,729)           176        (22,039)        37,485
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (33,535)       (10,188)      (573,555)      (103,673)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (35,945)         2,638       (607,214)       112,648

   From contract owner
     transactions:
     Variable annuity deposits              33,887         11,313        217,095        155,018
     Contract owner maintenance
       charges                                (517)          (546)        (4,277)        (4,177)
     Terminations and withdrawals           (2,441)        (1,589)       (37,758)       (92,532)
     Transfers between
       subaccounts, net                     12,631            202         91,537        (87,511)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           43,560          9,380        266,597        (29,202)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    7,615         12,018       (340,618)        83,446
Net assets at beginning of year             80,060         68,042      1,357,703      1,274,257
                                      ----------------------------------------------------------
Net assets at end of year             $     87,675   $     80,060   $  1,017,084   $  1,357,703
                                      ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                          Notes to Financial Statements
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Security Benefit Advisor Variable Annuity (APVA) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for APVA are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                      SUBACCOUNT                                         MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------
AIM Basic Value                                       AIM Basic Value Fund (Class A)
AIM Dynamics                                          AIM Dynamics Fund (Class A)
AIM Large Cap Growth                                  AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                               AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                                  AIM Small Cap Growth Fund (Class A)
AIM Technology                                        AIM Technology Fund (Class A)
American Century Equity Income                        American Century Equity Income Fund (Class A)
American Century Heritage                             American Century Heritage Fund (Class A)
American Century International Growth                 American Century International Growth Fund (Advisor Class)
American Century Select                               American Century Select Fund (Class A)
American Century Strategic Allocation: Aggressive     American Century Strategic Allocation: Aggressive (Class A)
American Century Strategic Allocation: Conservative   American Century Strategic Allocation: Conservative (Class A)
American Century Strategic Allocation: Moderate       American Century Strategic Allocation: Moderate (Class A)
American Century Ultra                                American Century Ultra Fund (Class A)
Aston/Optimum Mid Cap                                 Aston/Optimum Mid Cap (Class N)
Baron Asset                                           Baron Asset
Calamos Growth and Income                             Calamos Growth and Income Fund (Class A)
Calamos High Yield                                    Calamos High Yield Fund (Class A)
Dreyfus Appreciation                                  Dreyfus Appreciation Fund, Inc.
Dreyfus General Money Market                          Dreyfus General Money Market Fund (Class B)
Dreyfus Midcap Value                                  Dreyfus Midcap Value Fund
Dreyfus Strategic Value (1)                           Dreyfus Strategic Value Fund (Class A)
Dryden Small-Cap Core Equity                          Dryden Small-Cap Core Equity Fund (Class A)
Federated Bond                                        Federated Bond (Class A)
Fidelity Advisor Dividend Growth                      Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital Appreciation   Fidelity Advisor International Capital Appreciation Fund (Class T)
Fidelity Advisor Mid Cap                              Fidelity Advisor Mid Cap Fund (Class T)
Fidelity Advisor Real Estate                          Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies                     Fidelity Advisor Value Strategies Fund (Class T)
Goldman Sachs Emerging Markets Equity                 Goldman Sachs Emerging Markets Equity (Service Class)
Goldman Sachs Government Income                       Goldman Sachs Government Income (Service Class)
Janus Adviser INTECH Risk-Managed Core                Janus Adviser INTECH Risk-Managed Core (Class S)
Janus Adviser International Growth                    Janus Adviser International Growth (Class S)

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                      SUBACCOUNT                                         MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus                                  Jennison 20/20 Focus (Class A)
Jennison Small Company                                Jennison Small Company (Class A)
Neuberger Berman Partners                             Neuberger Berman Partners (Advisor Class)
Neuberger Berman Socially Responsive                  Neuberger Berman Socially Responsive (Trust Class)
Northern Institutional Global                         Northern Institutional Global Tactical Asset Allocation (Class A)
   Tactical Asset Allocation (2)
Northern Large Cap Value                              Northern Large Cap Value Fund
Northern Select Equity                                Northern Select Equity Fund
PIMCO All Asset                                       PIMCO All Asset Fund (Class R)
PIMCO Foreign Bond (U.S. Dollar-Hedged)               PIMCO Foreign Bond (U.S. Dollar-Hedged) (Class R)
PIMCO Real Return                                     PIMCO Real Return Fund (Class R)
PIMCO Total Return                                    PIMCO Total Return Fund (Class R)
Royce Opportunity                                     Royce Opportunity Fund (Service Class)
Royce Value                                           Royce Value (Service Class)
RS Partners                                           RS Partners (Class A)
RS Technology                                         RS Technology (Class A)
RS Value                                              RS Value (Class A)
Rydex Sector Rotation                                 Rydex Sector Rotation Fund (Class H)
Security Alpha Opportunity (3)                        Security Alpha Opportunity
Security Capital Preservation                         Security Capital Preservation Fund (Class A)
Security Diversified Income                           Security Diversified Income (Class A)
Security Equity                                       Security Equity Fund (Class A)
Security Global                                       Security Global Fund (Class A)
Security High Yield                                   Security High Yield Fund (Class A)
Security Large Cap Value                              Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                               Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                                Security Mid Cap Value Fund (Class A)
Security Select 25                                    Security Select 25 Fund (Class A)
Security Small Cap Growth                             Security Small Cap Growth Fund (Class A)
T. Rowe Price Capital Appreciation                    T. Rowe Price Capital Appreciation Fund (Advisor Class)
T. Rowe Price Growth Stock                            T. Rowe Price Growth Stock Fund (Class R)
Van Kampen Comstock                                   Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                          Van Kampen Equity and Income Fund (Class A)
Van Kampen Mid Cap Growth                             Van Kampen Mid Cap Growth Fund (Class A)
Wells Fargo Advantage Growth                          Wells Fargo Advantage Growth (Class A)
Wells Fargo Advantage Large Company Core              Wells Fargo Advantage Large Company Core (Class A)
Wells Fargo Advantage Opportunity                     Wells Fargo Advantage Opportunity (Class A)
Wells Fargo Advantage Small Cap Value                 Wells Fargo Advantage Small Cap Value (Class A)

(1) Prior to December 1, 2008, this subaccount was Dreyfus Premier Strategic Value.

(2)   Prior to May 1, 2008, this subaccount was Northern Institutional Balanced.

(3)   No longer available for investment.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

During 2008, the Security Income Opportunity Fund and the Van Kampen Aggressive Growth Fund merged into the Security High Yield Fund and the Van Kampen Mid Cap Growth Fund, respectively.

Pursuant to the plan of reorganization approved by the Security Income Opportunity Fund shareholders, the Security High Yield Fund acquired all of the net assets of the Security Income Opportunity Fund, which totaled $217,478 on the closing date of the reorganization, July 25, 2008. A total of 23,872 shares were exchanged from the Security Income Opportunity Fund. In exchange for the assets of the Security Income Opportunity Fund, 19,435 shares of Security High Yield Fund were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the Van Kampen Aggressive Growth Fund shareholders, the Van Kampen Mid Cap Growth Fund acquired all of the net assets of the Van Kampen Aggressive Growth Fund, which totaled $113,633 on the closing date of the reorganization, July 11, 2008. A total of 6,867 shares were exchanged from the Van Kampen Aggressive Growth Fund. In exchange for the assets of the Van Kampen Aggressive Growth Fund, 4,706 shares of Van Kampen Mid Cap Growth Fund were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Invesco AIM Advisors, Inc. has engaged various subadvisors to provide services to AIM Basic Value Fund, AIM Dynamics Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor for American Century Equity Income Fund, American Century Heritage Fund, American Century International Growth Fund, American Century Select Fund, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation:
Conservative, American Century Strategic Allocation: Moderate, and American Century Ultra Fund. Aston Asset Management, LLC has engaged Optimum Investment Advisors, LLC to provide subadvisory services to Ashton/Optimum Mid Cap. Bamco, Inc. serves as investment advisor for Baron Asset. Calamos Advisors, LLC serves as investment advisor for Calamos Growth and Income Fund and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus Appreciation Fund, Inc., Dreyfus Midcap Value Fund, Dreyfus General Money Market Fund, and Dreyfus Strategic Value Fund. Quantitative Management Associates, LLC serves as the investment advisor for Dryden Small-Cap Core Equity Fund. Federated Investment Management Company serves as investment advisor for

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federated Bond Fund. Fidelity Management & Research Company serves as investment advisor for Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Real Estate Fund, and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management LP serves as investment advisor for Goldman Sachs Emerging Markets Equity and Goldman Sachs Government Income. Janus Capital Management serves as investment advisor for Janus Adviser INTECH Risk-Managed Core and Janus Adviser International Growth. Jennison Associates, LLC serves as investment advisor for Jennison 20/20 Focus Fund and Jennison Small Company Fund. Neuberger Berman Management, Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman Partners and Neuberger Berman Socially Responsive. Northern Trust Investments, NA serves as investment advisor for Northern Large Cap Value Fund, and Northern Select Equity Fund. Northern Trust Investments, NA has engaged Northern Trust Global Investments (Europe) Limited to provide subadvisory services to Northern Institutional Global Tactical Asset Allocation Fund. Pacific Investment Management Company, LLC serves as investment advisor for PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return Fund, and PIMCO Total Return Fund. Royce & Associates, LLC serves as investment advisor for Royce Opportunity and Royce Value. RS Investment Management Co. LLC serves as investment advisor for RS Technology, RS Partners, and RS Value. Rydex Investments serves as investment advisor for Rydex Sector Rotation Fund. Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Fund, Security High Yield Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, Security Select 25 Fund and Security Small Cap Growth Fund. SI has engaged Security Global Investors, LLC and Mainstream Investment Advisers to provide subadvisory services to Security Alpha Opportunity and Security Global Investors, LLC to provide subadvisory services to Security Global Fund. T. Rowe Price serves as investment advisor for T. Rowe Price Capital Appreciation Fund and T. Rowe Price Growth Stock Fund. Van Kampen Asset Management serves as investment advisor for Van Kampen Equity and Income Fund, Van Kampen Comstock Fund, and Van Kampen Mid Cap Growth Fund. Wells Fargo Funds Management, LLC has engaged Matrix Asset Advisors, Inc. to provide subadvisory services to Wells Fargo Advantage Large Company Core and Wells Capital Management Incorporated to provide subadvisory services to Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Small Cap Value Fund, and Wells Fargo Advantage Opportunity Fund.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, were as follows:

                                                          COST OF         PROCEEDS
SUBACCOUNT                                               PURCHASES       FROM SALES
--------------------------------------------------------------------------------------
AIM Basic Value                                       $       93,324   $       41,403
AIM Dynamics                                                 135,216          184,984
AIM Large Cap Growth                                          58,444           53,884
AIM Mid Cap Core Equity                                      180,335          122,651
AIM Small Cap Growth                                         284,135           74,356
AIM Technology                                                88,074           88,506
American Century Equity Income                               261,243          231,006
American Century Heritage                                    214,570          123,774
American Century International Growth                        283,804          375,510
American Century Select                                      114,657           66,627
American Century Strategic Allocation: Aggressive            308,990          366,443
American Century Strategic Allocation: Conservative          355,735          325,621
American Century Strategic Allocation: Moderate              366,185           17,950
American Century Ultra                                        56,236           30,356
Aston/Optimum Mid Cap                                        253,534           97,346
Baron Asset                                                   89,668           74,286
Calamos Growth and Income                                    130,654           11,646
Calamos High Yield                                           127,137          109,095
Dreyfus Appreciation                                         402,211          136,328
Dreyfus General Money Market                               1,886,772        1,136,871
Dreyfus Midcap Value                                          73,744           55,608
Dreyfus Strategic Value                                      598,726          194,510
Dryden Small-Cap Core Equity                                  18,551              350
Federated Bond                                               159,516           94,930

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                             COST OF          PROCEEDS
SUBACCOUNT                                                  PURCHASES        FROM SALES
------------------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth                          $       44,716   $       21,788
Fidelity Advisor International Capital Appreciation                3,420           35,114
Fidelity Advisor Mid Cap                                          21,706           30,702
Fidelity Advisor Real Estate                                     231,192          141,608
Fidelity Advisor Value Strategies                                109,085           60,011
Goldman Sachs Emerging Markets Equity                            244,868          115,783
Goldman Sachs Government Income                                  269,131          303,318
Janus Adviser INTECH Risk-Managed Core                             4,870           11,432
Janus Adviser International Growth                               939,256          124,737
Jennison 20\20 Focus                                             292,448           33,723
Jennison Small Company                                            29,307           31,968
Neuberger Berman Partners                                         63,974           17,421
Neuberger Berman Socially Responsive                              48,052           13,011
Northern Institutional Global Tactical Asset Allocation           17,694            9,795
Northern Large Cap Value                                          22,707           26,588
Northern Select Equity                                            31,114            2,189
PIMCO All Asset                                                  326,647          150,589
PIMCO Foreign Bond (U.S. Dollar-Hedged)                          165,021           25,536
PIMCO Real Return                                              2,018,645        1,102,437
PIMCO Total Return                                             1,410,670          392,763
Royce Opportunity                                                 60,492           43,991
Royce Value                                                      170,004           25,244
RS Partners                                                      308,702          282,052
RS Technology                                                     16,136            6,259
RS Value                                                         237,164           34,203
Rydex Sector Rotation                                            424,933          542,482
Security Alpha Opportunity                                       477,116          447,377
Security Capital Preservation                                    241,562          205,747
Security Diversified Income                                       36,846           63,982
Security Equity                                                   32,838           16,331
Security Global                                                  408,329          249,115
Security High Yield                                              510,519          270,648
Security Large Cap Value                                         198,224          299,870
Security Mid Cap Growth                                          100,883          106,071

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                     COST OF        PROCEEDS
SUBACCOUNT                                          PURCHASES      FROM SALES
--------------------------------------------------------------------------------

Security Mid Cap Value                            $     614,300   $     403,440
Security Select 25                                       30,026          44,850
Security Small Cap Growth                                23,224          15,099
T. Rowe Price Capital Appreciation                      328,565          61,185
T. Rowe Price Growth Stock                              542,782          79,280
Van Kampen Comstock                                     726,369         341,740
Van Kampen Equity and Income                            520,818         556,245
Van Kampen Mid Cap Growth                               112,763           8,219
Wells Fargo Advantage Growth                            257,176         112,063
Wells Fargo Advantage Large Company Core                 12,434           6,470
Wells Fargo Advantage Opportunity                        48,738           5,859
Wells Fargo Advantage Small Cap Value                   425,219         170,244

As of December 31, 2008, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value.

Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

2. VARIABLE ANNUITY CONTRACT CHARGES (CONTINUED)

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, were as follows:

                                                    2008                               2007
                                     ----------------------------------   -----------------------------------
                                                                 NET                                NET
                                       UNITS      UNITS       INCREASE     UNITS       UNITS       INCREASE
SUBACCOUNT                            ISSUED     REDEEMED    (DECREASE)    ISSUED     REDEEMED    (DECREASE)
-------------------------------------------------------------------------------------------------------------
AIM Basic Value                        13,224       (8,309)       4,915      8,801       (5,016)       3,785
AIM Dynamics                           31,551      (22,740)       8,811      8,991       (3,072)       5,919
AIM Large Cap Growth                   14,935      (10,162)       4,773     16,361      (11,863)       4,498
AIM Mid Cap Core Equity                18,627      (14,474)       4,153     12,917      (50,443)     (37,526)
AIM Small Cap Growth                   38,103      (12,309)      25,794     13,813      (10,254)       3,559
AIM Technology                         27,190      (21,855)       5,335     24,981      (19,049)       5,932
American Century Equity Income         30,883      (26,720)       4,163     45,658      (24,364)      21,294
American Century Heritage              26,491      (17,649)       8,842     24,126       (6,645)      17,481
American Century
   International Growth                45,912      (53,556)      (7,644)    57,075      (54,575)       2,500
American Century Select                21,935      (12,926)       9,009     17,540      (82,620)     (65,080)
American Century Strategic
   Allocation: Aggressive              35,110      (35,383)        (273)    37,851       (3,742)      34,109
American Century Strategic
   Allocation: Conservative            37,784      (32,396)       5,388     43,573      (30,907)      12,666
American Century Strategic
   Allocation: Moderate                44,229       (3,670)      40,559     14,862      (14,465)         397
American Century Ultra                  7,793       (4,645)       3,148      5,102       (6,065)        (963)
Aston/Optimum Mid Cap                  39,173      (17,006)      22,167     59,535       (8,934)      50,601
Baron Asset                            14,007      (10,698)       3,309     15,897       (2,508)      13,389
Calamos Growth and Income              15,765       (1,805)      13,960     20,935      (23,154)      (2,219)
Calamos High Yield                     13,524      (12,866)         658      5,282       (2,479)       2,803
Dreyfus Appreciation                   58,579      (31,103)      27,476     72,807      (31,973)      40,834
Dreyfus General Money Market          285,353     (197,290)      88,063    100,253      (39,856)      60,397
Dreyfus Midcap Value                   10,949       (7,519)       3,430     10,225       (2,526)       7,699

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                       2008                                        2007
                                    -----------------------------------------   -----------------------------------------
                                                                      NET                                        NET
                                        UNITS         UNITS         INCREASE       UNITS         UNITS         INCREASE
SUBACCOUNT                             ISSUED        REDEEMED      (DECREASE)      ISSUED       REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic Value                  75,082         (32,853)       42,229        84,406        (19,530)       64,876
Dryden Small-Cap Core Equity              3,094             (93)        3,001            45              -            45
Federated Bond                           18,526         (10,809)        7,717        30,201        (25,423)        4,778
Fidelity Advisor Dividend Growth          8,651          (5,038)        3,613         9,299         (8,255)        1,044
Fidelity Advisor International
   Capital Appreciation                   2,086          (4,298)       (2,212)        2,519        (34,234)      (31,715)
Fidelity Advisor Mid Cap                  4,565          (5,777)       (1,212)       14,038        (10,145)        3,893
Fidelity Advisor Real Estate             20,861         (14,813)        6,048        17,946        (18,605)         (659)
Fidelity Advisor Value Strategies        18,998         (11,398)        7,600        17,112        (13,388)        3,724
Goldman Sachs Emerging Markets
   Equity                                30,810         (18,695)       12,115        12,992         (5,359)        7,633
Goldman Sachs Government Income          29,615         (32,747)       (3,132)       50,190        (33,460)       16,730
Janus Adviser INTECH Risk-Managed
   Core                                   3,493          (4,083)         (590)        1,877           (656)        1,221
Janus Adviser International Growth      106,139         (26,506)       79,633       117,400        (23,234)       94,166
Jennison 20\20 Focus                     47,472         (14,092)       33,380         8,384           (620)        7,764
Jennison Small Company                    4,889          (4,884)            5        26,235        (32,312)       (6,077)
Neuberger Berman Partners                 9,377          (3,605)        5,772         3,486         (1,939)        1,547
Neuberger Berman
   Socially Responsive                    6,827          (2,106)        4,721         2,881         (1,395)        1,486
Northern Institutional Global
   Tactical Asset Allocation              1,935          (1,033)          902         6,145         (3,592)        2,553
Northern Large Cap Value                  7,407          (7,639)         (232)        3,132         (2,860)          272
Northern Select Equity                    4,680          (1,263)        3,417         2,640           (571)        2,069
PIMCO All Asset                          34,679         (18,824)       15,855           336              -           336
PIMCO Foreign Bond (U.S. Dollar
   Hedged)                               19,989          (6,479)       13,510         9,322         (9,534)         (212)
PIMCO Real Return                       222,779        (140,194)       82,585        48,193        (46,205)        1,988
PIMCO Total Return                      161,730         (69,792)       91,938        70,870        (40,416)       30,454
Royce Opportunity                         9,222          (5,923)        3,299         6,574         (1,306)        5,268
Royce Value                              24,965          (8,198)       16,767        12,880           (566)       12,314
RS Partners                              32,949         (29,003)        3,946        28,312        (27,014)        1,298

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                       2008                                        2007
                                    -----------------------------------------   -----------------------------------------
                                                                      NET                                        NET
                                        UNITS         UNITS         INCREASE       UNITS          UNITS        INCREASE
SUBACCOUNT                             ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
RS Technology                            3,321         (2,181)         1,140        2,348         (1,392)          956
RS Value                                39,836         (7,047)        32,789        7,743         (1,125)        6,618
Rydex Sector Rotation                   42,571        (46,662)        (4,091)      16,404         (8,960)        7,444
Security Alpha Opportunity              34,360        (33,583)           777       24,736        (11,071)       13,665
Security Capital Preservation           36,512        (32,564)         3,948       61,774        (61,983)         (209)
Security Diversified Income              7,342        (10,474)        (3,132)       7,061        (12,371)       (5,310)
Security Equity                          6,206         (3,212)         2,994        2,256         (1,494)          762
Security Global                         60,289        (37,452)        22,837       53,039        (51,023)        2,016
Security High Yield                     56,222        (31,901)        24,321       28,871        (19,987)        8,884
Security Large Cap Value                29,676        (44,304)       (14,628)      16,020        (38,078)      (22,058)
Security Mid Cap Growth                 19,889        (19,131)           758       15,911        (13,928)        1,983
Security Mid Cap Value                  47,835        (44,512)         3,323       42,728        (31,049)       11,679
Security Select 25                       6,755         (8,855)        (2,100)       5,549         (3,322)        2,227
Security Small Cap Growth                4,080         (2,343)         1,737        4,834         (5,744)         (910)
T. Rowe Price Capital Appreciation      42,463         (7,972)        34,491       30,181        (22,128)        8,053
T. Rowe Price Growth Stock              77,904        (16,722)        61,182       77,242        (35,436)       41,806
Van Kampen Comstock                    108,168        (60,029)        48,139       67,401        (86,062)      (18,661)
Van Kampen Equity and Income            70,188        (65,689)         4,499       84,476        (63,992)       20,484
Van Kampen Mid Cap Growth               17,992         (1,839)        16,153            -              -             -
Wells Fargo Advantage Growth            58,942        (36,127)        22,815       14,787         (4,299)       10,488
Wells Fargo Advantage
   Large Company Core                    2,123         (1,177)           946        2,455         (1,412)        1,043
Wells Fargo Advantage Opportunity        7,695           (830)         6,865        1,371           (303)        1,068
Wells Fargo Advantage Small Cap
   Value                                38,250        (18,638)        19,612       15,200        (14,830)          370

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the 5 years ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
Units                                            40,127         35,213          31,428          22,702          18,419
Unit value                                        $4.69         $10.12          $10.41           $9.56           $9.42
Net assets                                     $188,108       $356,325        $327,259        $217,208        $173,442
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.24%          0.07%           0.09%              -%              -%
Total return***                                (53.66)%        (2.82)%           8.85%           1.52%           6.68%

AIM DYNAMICS
Units                                             8,812         16,305          10,386           4,454           4,130
Unit value                                        $4.69          $9.22           $8.53           $7.62           $7.18
Net assets                                      $41,264       $150,346         $88,624         $33,931         $29,657
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (53.10)%          8.07%          12.02%           6.03%           7.32%

AIM LARGE CAP GROWTH (3)
Units                                            83,742         78,970          74,472               -               -
Unit value                                        $4.85          $8.15           $7.33              $-              $-
Net assets                                     $406,267       $642,978        $546,564              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (40.49)%         11.05%         (0.36)%              -%              -%

AIM MID CAP CORE EQUITY
Units                                            63,060         58,907          96,433          98,386          81,683
Unit value                                        $8.79         $12.60          $11.92          $11.16          $10.80
Net assets                                     $554,536       $742,364      $1,149,874      $1,097,900        $882,197
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.90%          0.96%           0.70%              -%           7.74%
Total return***                                (30.24)%          5.68%           6.86%           3.32%           9.42%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
Units                                            85,957         60,162          56,603          44,154          31,422
Unit value                                        $6.35         $10.78          $10.06           $9.15           $8.79
Net assets                                     $545,630       $648,370        $569,607        $404,135        $276,047
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (41.09)%          7.10%           9.94%           4.18%           2.81%

AIM TECHNOLOGY
Units                                            91,597         86,262          80,330          58,015          25,559
Unit value                                        $2.76          $5.18           $5.02           $4.74           $4.85
Net assets                                     $252,781       $446,587        $403,004        $275,078        $123,965
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (46.72)%          3.20%           5.79%         (2.18)%         (0.82)%

AMERICAN CENTURY EQUITY INCOME
Units                                           112,234        108,071          86,777          72,862          29,286
Unit value                                       $10.30         $13.43          $13.77          $12.00          $12.21
Net assets                                   $1,155,921     $1,451,109      $1,194,688        $874,252        $357,491
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         3.17%          2.40%           2.12%           2.15%           8.61%
Total return***                                (23.31)%        (2.47)%          14.74%         (1.71)%           7.96%

AMERICAN CENTURY HERITAGE
Units                                            45,288         36,446          18,965          16,848           5,602
Unit value                                        $7.72         $14.95          $10.70           $9.52           $8.12
Net assets                                     $349,748       $544,817        $202,807        $160,374         $45,490
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.68%             -%              -%              -%              -%
Total return***                                (48.36)%         39.78%          12.36%          17.25%           2.78%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
Units                                           110,790        118,433         115,933          76,879          26,679
Unit value                                        $6.45         $12.28          $10.93           $9.11           $8.38
Net assets                                     $714,900     $1,454,392      $1,266,609        $700,160        $223,440
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         1.12%          0.36%           0.61%           2.13%           1.12%
Total return***                                (47.48)%         12.40%          19.96%           8.74%          10.70%

AMERICAN CENTURY SELECT
Units                                            69,278         60,269         125,349         109,953          86,670
Unit value                                        $4.84          $8.35           $7.16           $7.60           $7.85
Net assets                                     $335,021       $503,478        $897,011        $835,265        $680,284
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.62%             -%           0.19%           0.54%              -%
Total return***                                (42.04)%         16.69%         (5.79)%         (3.23)%           3.02%

AMERICAN CENTURY STRATEGIC ALLOCATION:
AGGRESSIVE (1)
Units                                            33,935         34,208              99               -               -
Unit value                                        $7.09         $11.13          $10.10              $-              $-
Net assets                                     $240,379       $380,875          $1,004              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         1.18%          2.04%           2.33%              -%              -%
Total return***                                (36.30)%         10.21%           1.02%              -%              -%

AMERICAN CENTURY STRATEGIC ALLOCATION:
CONSERVATIVE
Units                                            18,054         12,667               -               -               -
Unit value                                        $8.35         $10.34          $10.02              $-              $-
Net assets                                     $150,728       $130,970              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         2.49%          0.19%              -%              -%              -%
Total return***                                (19.25)%          3.18%              -%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
MODERATE
Units                                            40,957            397               -               -               -
Unit value                                        $7.63         $10.75          $10.08              $-              $-
Net assets                                     $312,622         $4,268              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         2.07%         16.97%              -%              -%              -%
Total return***                                (29.02)%          6.63%              -%              -%              -%

AMERICAN CENTURY ULTRA
Units                                            19,439         16,290          17,253          11,623           3,827
Unit value                                        $6.94         $12.41          $10.62          $11.45          $11.68
Net assets                                     $134,810       $202,207        $183,267        $133,016         $44,721
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.22%             -%              -%              -%              -%
Total return***                                (44.08)%         16.86%         (7.18)%         (2.04)%           6.09%

ASTON/OPTIMUM MID CAP
Units                                            72,767         50,601               -               -               -
Unit value                                        $6.09         $11.08          $10.21              $-              $-
Net assets                                     $443,292       $560,806              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         2.36%         14.36%              -%              -%              -%
Total return***                                (45.04)%          8.56%              -%              -%              -%

BARON ASSET (1)
Units                                            17,023         13,714             325               -               -
Unit value                                        $6.06         $10.63          $10.03              $-              $-
Net assets                                     $103,097       $145,745          $3,257              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (42.99)%          5.90%           0.35%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME (1)
Units                                            17,123          3,162           5,382               -               -
Unit value                                        $7.00         $10.54          $10.01              $-              $-
Net assets                                     $119,862        $33,347         $53,851              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         2.20%          2.28%           1.15%              -%              -%
Total return***                                (33.59)%          5.33%           0.07%              -%              -%

CALAMOS HIGH YIELD
Units                                             3,461          2,802               -               -               -
Unit value                                        $7.01         $10.04          $10.03              $-              $-
Net assets                                      $24,292        $28,143              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                        16.74%         14.04%              -%              -%              -%
Total return***                                (30.18)%          0.16%              -%              -%              -%

DREYFUS APPRECIATION
Units                                           293,790        266,314         225,480         189,162         149,939
Unit value                                        $6.32          $9.71           $9.48           $8.48           $8.47
Net assets                                   $1,857,342     $2,588,291      $2,137,674      $1,603,747      $1,269,149
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         1.99%          1.49%           1.57%           1.50%           1.69%
Total return***                                (34.91)%          2.45%          11.82%           0.16%           1.56%

DREYFUS GENERAL MONEY MARKET
Units                                           219,861        131,797          71,401          60,374          52,667
Unit value                                        $8.74          $8.89           $8.86           $8.85           $8.99
Net assets                                   $1,921,686     $1,171,785        $632,797        $534,492        $473,945
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         2.11%          3.89%           5.27%           2.52%           0.40%
Total return***                                 (1.69)%          0.36%           0.15%         (1.64)%         (3.44)%

DREYFUS MIDCAP VALUE
Units                                            41,600         38,170          30,471          22,053          10,376
Unit value                                        $6.71         $11.60          $11.44          $10.77          $10.36
Net assets                                     $279,419       $443,033        $348,497        $237,408        $107,528
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.14%          0.17%           1.35%              -%              -%
Total return***                                (42.16)%          1.41%           6.23%           3.94%          12.98%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE
Units                                           152,630        110,401          45,524          27,089          12,600
Unit value                                        $8.10         $13.16          $12.93          $11.21          $10.76
Net assets                                   $1,236,404     $1,453,077        $588,551        $303,505        $135,573
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         1.15%          1.18%           2.33%           2.12%              -%
Total return***                                (38.45)%          1.80%          15.38%           4.12%          13.03%

DRYDEN SMALL-CAP CORE EQUITY
Units                                             3,046             45               -               -               -
Unit value                                        $5.77          $9.34          $10.00              $-              $-
Net assets                                      $17,569           $423              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         1.35%             -%              -%              -%              -%
Total return***                                (38.22)%        (6.56)%              -%              -%              -%

FEDERATED BOND (1)
Units                                            19,075         11,358           6,580               -               -
Unit value                                        $8.64         $10.01           $9.91              $-              $-
Net assets                                     $164,772       $113,716         $65,233              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         4.94%          7.60%           0.03%              -%              -%
Total return***                                (13.69)%          0.96%         (0.87)%              -%              -%

FIDELITY ADVISOR DIVIDEND GROWTH
Units                                            51,258         47,645          46,600          35,208          25,374
Unit value                                        $4.80          $8.93           $9.26           $8.44           $8.52
Net assets                                     $245,885       $425,267        $431,415        $297,300        $216,093
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         1.07%          0.46%           0.89%              -%           1.18%
Total return***                                (46.25)%        (3.59)%           9.63%         (0.87)%           1.19%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL CAPITAL
APPRECIATION
Units                                            25,248         27,460          59,175          64,197          71,828
Unit value                                        $6.24         $13.25          $13.20          $11.99          $11.00
Net assets                                     $157,609       $363,969        $781,371        $769,451        $790,368
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.13%          0.03%           0.39%           0.80%              -%
Total return***                                (52.91)%          0.37%          10.12%           9.01%           5.97%

FIDELITY ADVISOR MID CAP
Units                                            24,049         25,261          21,368          20,691          16,206
Unit value                                        $6.00         $13.11          $12.45          $11.45          $11.00
Net assets                                     $144,262       $331,124        $265,982        $236,983        $178,359
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%           3.93%
Total return***                                (54.23)%          5.31%           8.69%           4.07%          11.45%

FIDELITY ADVISOR REAL ESTATE
Units                                            35,452         29,403          30,062          17,231           8,756
Unit value                                        $9.94         $17.31          $21.99          $16.86          $15.12
Net assets                                     $352,515       $508,737        $661,133        $290,541        $132,372
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         2.11%          0.58%           0.78%           1.99%           7.79%
Total return***                                (42.58)%       (21.31)%          30.43%          11.54%          28.03%

FIDELITY ADVISOR VALUE STRATEGIES
Units                                            65,678         58,078          54,355          45,222          26,417
Unit value                                        $6.07         $12.97          $12.84          $11.54          $11.74
Net assets                                     $398,597       $753,506        $697,681        $521,969        $310,177
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.28%             -%              -%              -%           0.58%
Total return***                                (53.20)%          1.08%          11.21%         (1.70)%           9.93%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING MARKETS EQUITY (1)
Units                                            20,827          8,712           1,079               -               -
Unit value                                        $5.61         $12.84          $10.45              $-              $-
Net assets                                     $116,821       $111,920         $11,274              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         2.00%          0.40%              -%              -%              -%
Total return***                                (56.31)%         22.87%           4.52%              -%              -%

GOLDMAN SACHS GOVERNMENT INCOME (1)
Units                                            29,209         32,340          15,610               -               -
Unit value                                       $10.26         $10.18           $9.91              $-              $-
Net assets                                     $299,672       $329,164        $154,743              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         2.48%          4.05%           0.04%              -%              -%
Total return***                                   0.79%          2.70%         (0.90)%              -%              -%

JANUS ADVISER INTECH RISK-MANAGED CORE (1)
Units                                               842          1,433             212               -               -
Unit value                                        $6.34         $10.30          $10.08              $-              $-
Net assets                                       $5,337        $14,755          $2,139              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.75%          1.72%           0.46%              -%              -%
Total return***                                (38.45)%          2.12%           0.85%              -%              -%

JANUS ADVISER INTERNATIONAL GROWTH (1)
Units                                           174,579         94,946             781               -               -
Unit value                                        $6.11         $12.47          $10.28              $-              $-
Net assets                                   $1,067,206     $1,183,617          $8,020              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.01%          1.98%           1.42%              -%              -%
Total return***                                (51.00)%         21.30%           2.77%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
JENNISON 20\20FOCUS
Units                                            41,145          7,764               -               -               -
Unit value                                        $6.15         $10.61          $10.03              $-              $-
Net assets                                     $252,823        $82,414              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (42.04)%          5.79%              -%              -%              -%

JENNISON SMALL COMPANY (1)
Units                                             7,349          7,345          13,421               -               -
Unit value                                        $6.21         $10.43           $9.90              $-              $-
Net assets                                      $45,674        $76,650        $132,809              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.36%          0.30%              -%              -%              -%
Total return***                                (40.46)%          5.41%         (1.01)%              -%              -%

NEUBERGER BERMAN PARTNERS
Units                                             7,320          1,547               -               -               -
Unit value                                        $4.85         $10.54           $9.99              $-              $-
Net assets                                      $35,532        $16,311              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.51%          0.41%              -%              -%              -%
Total return***                                (53.98)%          5.49%              -%              -%              -%

NEUBERGER BERMAN SOCIALLY RESPONSIVE (2)
Units                                             8,614          3,893           2,407               -               -
Unit value                                        $6.37         $10.84          $10.51              $-              $-
Net assets                                      $54,879        $42,201         $25,290              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.68%          0.64%           0.13%              -%              -%
Total return***                                (41.24)%          3.19%           5.07%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
NORTHERN INSTITUTIONAL GLOBAL TACTICAL
ASSET ALLOCATION
Units                                            10,358          9,456           6,904           5,547           3,846
Unit value                                        $8.61         $11.36          $11.32          $10.94          $10.88
Net assets                                      $89,215       $107,397         $78,171         $60,672         $41,856
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         3.08%          2.93%           2.36%           1.88%           3.45%
Total return***                                (24.21)%          0.30%           3.51%           0.51%           1.49%

NORTHERN LARGE CAP VALUE
Units                                            16,346         16,579          16,307          11,163           5,926
Unit value                                        $8.33         $13.12          $14.16          $12.34          $12.42
Net assets                                     $136,129       $217,473        $230,945        $137,765         $73,593
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         2.60%          2.98%           2.13%           2.14%           2.09%
Total return***                                (36.61)%        (7.35)%          14.75%         (0.63)%           6.61%

NORTHERN SELECT EQUITY
Units                                             9,575          6,157           4,087           4,553             294
Unit value                                        $7.41         $12.93          $11.40          $10.97          $10.98
Net assets                                      $70,939        $79,640         $46,602         $49,941          $3,234
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.49%          0.44%           0.34%           0.24%           0.42%
Total return***                                (42.97)%         13.47%           3.89%         (0.10)%           0.27%

PIMCO ALL ASSET
Units                                            16,190            335               -               -               -
Unit value                                        $8.21         $10.17           $9.83              $-              $-
Net assets                                     $132,915         $3,413              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                        11.29%          8.05%              -%              -%              -%
Total return***                                (19.27)%          3.48%              -%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND (U.S. DOLLAR-HEDGED)
(1)
Units                                            17,540          4,030           4,243               -               -
Unit value                                        $9.16          $9.82           $9.89              $-              $-
Net assets                                     $160,570        $39,578         $41,958              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         4.03%          1.47%           0.09%              -%              -%
Total return***                                 (6.72)%        (0.71)%         (1.07)%              -%              -%

PIMCO REAL RETURN
Units                                           225,526        142,940         140,952         127,351          26,708
Unit value                                        $9.20         $10.29           $9.66          $10.08          $10.29
Net assets                                   $2,074,491     $1,471,181      $1,362,923      $1,285,559        $275,958
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         3.38%          4.15%           3.20%           5.62%           8.36%
Total return***                                (10.59)%          6.57%         (4.22)%         (2.00)%           4.26%

PIMCO TOTAL RETURN
Units                                           188,369         96,431          65,976          42,523          19,758
Unit value                                        $9.96          $9.95           $9.56           $9.62           $9.80
Net assets                                   $1,876,233       $959,586        $630,782        $409,473        $193,841
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         4.79%          4.60%           5.09%           3.23%           5.59%
Total return***                                   0.10%          4.15%         (0.68)%         (1.78)%           0.41%

ROYCE OPPORTUNITY (1)
Units                                             9,296          5,997             729               -               -
Unit value                                        $4.94          $9.47          $10.08              $-              $-
Net assets                                      $45,942        $56,825          $7,348              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.56%          0.57%              -%              -%              -%
Total return***                                (47.84)%        (5.98)%           0.77%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
ROYCE VALUE
Units                                            29,081         12,314               -               -               -
Unit value                                        $6.25          $9.88           $9.90              $-              $-
Net assets                                     $181,783       $121,642              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                            -%          2.71%              -%              -%              -%
Total return***                                (36.74)%        (0.22)%              -%              -%              -%

RS PARTNERS
Units                                            86,637         82,691          81,393          68,570          40,435
Unit value                                       $10.16         $17.21          $18.60          $17.39          $16.15
Net assets                                     $880,158     $1,422,920      $1,514,338      $1,192,227        $653,061
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%          0.33%           0.29%              -%           8.90%
Total return***                                (40.96)%        (7.50)%           6.98%           7.66%          26.77%

RS TECHNOLOGY
Units                                             2,096            956               -               -               -
Unit value                                        $5.54         $11.74           $9.98              $-              $-
Net assets                                      $11,637        $11,223              $-              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.30%             -%              -%              -%              -%
Total return***                                (52.81)%         17.54%              -%              -%              -%

RS VALUE (1)
Units                                            39,545          6,756             139               -               -
Unit value                                        $5.66         $10.10          $10.12              $-              $-
Net assets                                     $223,851        $68,250          $1,406              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.34%          0.66%           2.18%              -%              -%
Total return***                                (43.96)%        (0.23)%           1.24%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
RYDEX SECTOR ROTATION
Units                                            58,847         62,937          55,493          38,738           4,039
Unit value                                        $9.62         $16.73          $14.28          $13.34          $12.15
Net assets                                     $566,097     $1,053,000        $792,583        $516,788         $49,075
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (42.50)%         17.14%           7.05%           9.79%           6.11%

SECURITY ALPHA OPPORTUNITY
Units                                            39,372         38,594          24,929          18,211           9,287
Unit value                                        $9.88         $15.83          $13.93          $12.89          $12.50
Net assets                                     $388,775       $610,791        $347,341        $234,670        $116,140
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%          12.94%
Total return***                                (37.59)%         13.59%           8.15%           3.05%           8.04%

SECURITY CAPITAL PRESERVATION
Units                                           107,116        103,167         103,376         117,059         113,336
Unit value                                        $7.82          $9.79          $10.16          $10.14          $10.34
Net assets                                     $837,991     $1,009,972      $1,053,604      $1,191,068      $1,174,013
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         4.07%          4.71%           3.80%           3.50%           7.36%
Total return***                                (20.12)%        (3.63)%           0.11%         (1.87)%           2.07%

SECURITY DIVERSIFIED INCOME
Units                                            23,135         26,267          31,577          47,422          39,926
Unit value                                        $8.60         $10.08          $10.24          $10.27          $10.52
Net assets                                     $198,855       $264,777        $323,158        $487,200        $419,782
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         5.15%          4.36%           3.91%           4.36%           4.84%
Total return***                                (14.68)%        (1.50)%         (0.32)%         (2.35)%         (0.57)%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
SECURITY EQUITY
Units                                            11,148          8,153           7,391           5,454           4,501
Unit value                                        $4.68          $7.79           $8.54           $7.93           $7.94
Net assets                                      $52,189        $63,546         $63,128         $43,241         $35,745
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.24%             -%              -%           0.63%          10.00%
Total return***                                (39.92)%        (8.75)%           7.73%         (0.18)%           3.25%

SECURITY GLOBAL
Units                                           186,078        163,241         161,225         127,016          82,366
Unit value                                        $7.85         $13.21          $12.35          $11.01          $10.13
Net assets                                   $1,460,997     $2,157,176      $1,991,314      $1,398,941        $834,254
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.20%          0.18%              -%              -%              -%
Total return***                                (40.58)%          6.95%          12.15%           8.75%          13.44%

SECURITY HIGH YIELD
Units                                            64,515         40,194          31,311          17,880           6,915
Unit value                                        $7.63         $11.52          $11.76          $11.09          $11.16
Net assets                                     $492,334       $462,828        $368,318        $198,345         $77,183
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         6.91%          6.65%           7.58%           6.27%           4.38%
Total return***                                (33.77)%        (2.11)%           6.03%         (0.62)%           6.69%

SECURITY LARGE CAP VALUE
Units                                            24,495         39,124          61,182          16,387           5,811
Unit value                                        $6.46         $10.88          $10.82           $9.31           $8.83
Net assets                                     $158,140       $425,685        $662,009        $152,634         $51,353
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.54%          0.39%           0.06%           0.81%              -%
Total return***                                (40.63)%          0.56%          16.18%           5.43%           5.88%

SECURITY MID CAP GROWTH
Units                                            62,550         61,791          59,809          45,518          25,683
Unit value                                        $5.08          $8.88          $10.25          $10.19           $9.90
Net assets                                     $317,914       $548,896        $613,198        $463,972        $254,304
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%           8.54%
Total return***                                (42.79)%       (13.36)%           0.58%           2.95%           5.43%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE
Units                                           178,993        175,670         163,991         146,052         109,248
Unit value                                       $12.04         $17.20          $17.71          $16.02          $14.39
Net assets                                   $2,155,486     $3,021,013      $2,904,584      $2,340,001      $1,572,450
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         0.50%          0.36%           0.61%              -%           8.60%
Total return***                                (30.00)%        (2.91)%          10.56%          11.32%          21.95%

SECURITY SELECT 25(2)
Units                                            19,282         21,383          19,156               -               -
Unit value                                        $5.35          $8.88           $9.87              $-              $-
Net assets                                     $103,077       $189,821        $188,987              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (39.75)%       (10.02)%         (1.33)%              -%              -%

SECURITY SMALL CAP GROWTH
Units                                            19,851         18,114          19,024          12,285           4,363
Unit value                                        $5.25         $10.49          $10.41          $10.36          $10.09
Net assets                                     $104,124       $190,054        $198,086        $127,213         $44,022
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (49.95)%          0.77%           0.56%           2.64%          11.74%

T. ROWE PRICE CAPITAL APPRECIATION (1)
Units                                            42,826          8,335             281               -               -
Unit value                                        $7.06         $10.11          $10.09              $-              $-
Net assets                                     $302,694        $84,517          $2,835              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         3.64%         15.07%           4.03%              -%              -%
Total return***                                (30.17)%          0.28%           0.86%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK (1)
Units                                           117,517         56,336          14,530               -               -
Unit value                                        $5.91         $10.68          $10.11              $-              $-
Net assets                                     $694,086       $601,682        $146,968              $-              $-
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%              -%              -%
Investment income ratio**                         0.05%          0.20%           0.06%              -%              -%
Total return***                                (44.66)%          5.63%           1.10%              -%              -%

VAN KAMPEN COMSTOCK
Units                                           324,281        276,143         294,804         242,756         156,796
Unit value                                        $6.43         $10.43          $11.06           $9.90           $9.88
Net assets                                   $2,085,069     $2,879,348      $3,260,300      $2,405,155      $1,549,235
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         2.26%          1.79%           2.00%           1.80%           1.34%
Total return***                                (38.35)%        (5.67)%          11.63%           0.21%          13.04%

VAN KAMPEN EQUITY AND INCOME
Units                                           177,395        172,895         152,412          96,696          52,306
Unit value                                        $8.65         $11.95          $12.04          $11.12          $10.72
Net assets                                   $1,533,647     $2,066,269      $1,834,396      $1,075,240        $560,903
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         2.70%          2.37%           2.38%           2.12%           2.45%
Total return***                                (27.62)%        (0.71)%           8.23%           3.69%           7.41%

VAN KAMPEN MID CAP GROWTH
Units                                            16,153              -               -               -               -
Unit value                                        $4.43             $-              $-              $-              $-
Net assets                                      $71,625             $-              $-              $-              $-
Ratio of expenses to net assets*                  0.90%             -%              -%              -%              -%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (55.70)%             -%              -%              -%              -%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                         2008           2007            2006            2005            2004
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
Units                                            46,037         23,223          12,735           7,657           3,543
Unit value                                        $5.22          $9.10           $7.42           $7.14           $6.66
Net assets                                     $240,306       $211,471         $94,426         $54,669         $23,584
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%             -%              -%              -%              -%
Total return***                                (42.64)%         22.70%           3.84%           7.26%           9.18%

WELLS FARGO ADVANTAGE LARGE COMPANY CORE
Units                                             8,069          7,123           6,079           5,562           7,157
Unit value                                        $4.93          $8.44           $8.57           $7.71           $8.15
Net assets                                      $39,826        $60,129         $52,103         $42,886         $58,348
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                         1.21%          0.72%           0.57%           0.58%           0.49%
Total return***                                (41.59)%        (1.50)%          11.17%         (5.45)%           4.62%

WELLS FARGO ADVANTAGE OPPORTUNITY
Units                                            14,417          7,552           6,483           5,236           4,506
Unit value                                        $6.08         $10.60          $10.50           $9.76           $9.47
Net assets                                      $87,675        $80,059         $68,042         $51,095         $42,645
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%          1.41%           0.17%              -%              -%
Total return***                                (42.64)%          1.01%           7.56%           3.08%          12.87%

WELLS FARGO ADVANTAGE SMALL CAP VALUE
Units                                            94,024         74,412          74,042          67,149          52,532
Unit value                                       $10.82         $18.25          $17.21          $15.85          $14.35
Net assets                                   $1,017,084     $1,357,703      $1,274,257      $1,064,144        $753,807
Ratio of expenses to net assets*                  0.90%          0.90%           0.90%           0.90%           0.90%
Investment income ratio**                            -%          0.02%              -%              -%          11.10%
Total return***                                (40.71)%          6.02%           8.61%          10.44%          15.26%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1)   For the period from December 1, 2006 (inception date) to December 31,
      2006.

(2)   For the period from April 27, 2006 (inception date) to December 31, 2006.

(3)   For the period from March 24, 2006 (inception date) to December 31, 2006.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
SecureDesigns Variable Annuity
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Net Assets ...................................................   3
Statements of Operations ...................................................  17
Statements of Changes in Net Assets ........................................  31
Notes to Financial Statements ..............................................  48

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - SecureDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dent Strategic Portfolio, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS TR, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Alternative Strategies Allocation, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL All Cap Value, SBL Alpha Opportunity, SBL Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, SBL US Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Equity and Income Subaccounts as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the SecureDesigns Variable Annuity at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 10, 2009

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2008

                                                  AIM V.I.        AIM V.I.        AIM V.I.        AIM V.I.
                                  AIM V.I.        CAPITAL          GLOBAL          GLOBAL      INTERNATIONAL
                                BASIC VALUE     DEVELOPMENT     HEALTH CARE     REAL ESTATE        GROWTH
                               -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value      $   3,487,184   $   4,872,859   $   7,709,214   $  15,704,976   $  28,011,853
                               -----------------------------------------------------------------------------
Total assets                       3,487,184       4,872,859       7,709,214      15,704,976      28,011,853
                               -----------------------------------------------------------------------------
Net assets                     $   3,487,184   $   4,872,859   $   7,709,214   $  15,704,976   $  28,011,853
                               =============================================================================

Units outstanding                    511,723         851,741         817,220       1,271,449       2,737,717

Unit value                     $        6.82   $        5.72   $        9.43   $       12.35   $       10.23

Mutual funds, at cost          $   7,951,929   $  10,101,655   $  11,437,558   $  32,590,183   $  41,320,720
Mutual fund shares                   856,802         629,568         618,221       1,701,514       1,456,675

See accompanying notes

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                              AIM V.I.         AMERICAN        AMERICAN        AMERICAN          DENT
                              MID CAP         CENTURY VP      CENTURY VP      CENTURY VP      STRATEGIC
                             CORE EQUITY    MID CAP VALUE       ULTRA           VALUE         PORTFOLIO
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   9,453,990   $   1,690,491   $   8,443,156   $  18,665,939   $   6,676,139
                            -----------------------------------------------------------------------------
Total assets                    9,453,990       1,690,491       8,443,156      18,665,939       6,676,139
                            -----------------------------------------------------------------------------
Net assets                  $   9,453,990   $   1,690,491   $   8,443,156   $  18,665,939   $   6,676,139
                            =============================================================================

Units outstanding                 882,417         265,249       1,145,531       1,865,723         845,186

Unit value                  $       10.71   $        6.37   $        7.37   $       10.01   $        7.90

Mutual funds, at cost       $  14,405,104   $   1,983,358   $  13,758,182   $  27,886,363   $   7,517,112
Mutual fund shares              1,109,623         173,029       1,409,542       3,988,449         824,215

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                                  FRANKLIN
                              DREYFUS IP     DREYFUS VIF       FRANKLIN         FRANKLIN        TEMPLETON VIP
                              TECHNOLOGY    INTERNATIONAL       INCOME         SMALL CAP        FOUNDING FUNDS
                                GROWTH          VALUE         SECURITIES    VALUE SECURITIES      ALLOCATION
                            -----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   4,297,218   $  14,090,948   $  11,819,738   $   2,713,078      $        533,434
                            -----------------------------------------------------------------------------------
Total assets                    4,297,218      14,090,948      11,819,738       2,713,078               533,434
                            -----------------------------------------------------------------------------------
Net assets                  $   4,297,218   $  14,090,948   $  11,819,738   $   2,713,078      $        533,434
                            ===================================================================================

Units outstanding                 679,065       1,638,415       1,826,647         478,229                82,062

Unit value                  $        6.33   $        8.60   $        6.47   $        5.67      $           6.50

Mutual funds, at cost       $   6,540,833   $  25,018,322   $  17,315,115   $   3,862,246      $        672,109
Mutual fund shares                688,657       1,606,722       1,042,305         257,164                94,917

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                LEGG MASON      LEGG MASON
                                                                                 PARTNERS        PARTNERS
                             JANUS ASPEN      JANUS ASPEN                        VARIABLE        VARIABLE
                             INTECH RISK-      LARGE CAP       JANUS ASPEN      AGGRESSIVE      GLOBAL HIGH
                             MANAGED CORE       GROWTH       MID CAP GROWTH      GROWTH         YIELD BOND
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $      452,845   $  15,629,474   $   14,417,586   $   13,085,971   $     836,341
                            --------------------------------------------------------------------------------
Total assets                       452,845      15,629,474       14,417,586       13,085,971         836,341
                            --------------------------------------------------------------------------------
Net assets                  $      452,845   $  15,629,474   $   14,417,586   $   13,085,971   $     836,341
                            ================================================================================

Units outstanding                   76,000       2,625,949        2,489,134        2,277,332         133,888

Unit value                  $         5.96   $        5.96   $         5.79   $         5.75   $        6.24

Mutual funds, at cost       $      688,395   $  23,462,630   $   24,544,742   $   20,730,030   $   1,262,209
Mutual fund shares                  57,177       1,003,176          696,502        1,351,857         156,618

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                              LEGG MASON
                               PARTNERS         MFS VIT                                           MUTUAL
                            VARIABLE SMALL      RESEARCH        MFS VIT          MFS VIT        DISCOVERY
                              CAP GROWTH     INTERNATIONAL    TOTAL RETURN      UTILITIES       SECURITIES
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    4,115,559   $  11,143,824   $   38,149,215   $  20,850,806   $  15,690,231
                            -------------------------------------------------------------------------------
Total assets                     4,115,559      11,143,824       38,149,215      20,850,806      15,690,231
                            -------------------------------------------------------------------------------
Net assets                  $    4,115,559   $  11,143,824   $   38,149,215   $  20,850,806   $  15,690,231
                            ===============================================================================

Units outstanding                  683,553       1,638,751        4,787,201       2,297,609       2,276,826

Unit value                  $         6.02   $        6.80   $         7.97   $        9.07   $        6.89

Mutual funds, at cost       $    6,350,567   $  17,924,721   $   50,518,338   $  32,930,153   $  21,663,272
Mutual fund shares                 475,787       1,262,041        2,503,229       1,157,735         989,920

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                              NEUBERGER                       OPPENHEIMER
                              BERMAN AMT      OPPENHEIMER     MAIN STREET                       PIMCO VIT
                               SOCIALLY        CORE BOND       SMALL CAP       PIMCO VIT      COMMODITYREAL
                              RESPONSIVE        FUND/VA         FUND/VA        ALL ASSET     RETURN STRATEGY
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    3,994,361   $  21,492,366   $   6,217,010   $  17,828,974   $    6,247,035
                            -------------------------------------------------------------------------------
Total assets                     3,994,361      21,492,366       6,217,010      17,828,974        6,247,035
                            -------------------------------------------------------------------------------
Net assets                  $    3,994,361   $  21,492,366   $   6,217,010   $  17,828,974   $    6,247,035
                            ===============================================================================

Units outstanding                  406,713       3,670,686         602,452       1,761,722          954,459

Unit value                  $         9.82   $        5.86   $       10.32   $       10.12   $         6.54

Mutual funds, at cost       $    6,497,469   $  33,701,295   $  10,221,072   $  22,142,353   $   12,350,020
Mutual fund shares                 424,480       3,352,943         589,849       1,937,932          892,434

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                               PIMCO VIT
                              PIMCO VIT      FOREIGN BOND                                      PIMCO VIT
                               EMERGING     (U.S. DOLLAR-     PIMCO VIT        PIMCO VIT       SMALL CAP
                             MARKETS BOND      HEDGED)       LOW DURATION     REAL RETURN    STOCKSPLUS TR
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   2,674,180   $  20,452,019   $   30,307,044   $  63,424,336   $     272,423
                            ------------------------------------------------------------------------------
Total assets                    2,674,180      20,452,019       30,307,044      63,424,336         272,423
                            ------------------------------------------------------------------------------
Net assets                  $   2,674,180   $  20,452,019   $   30,307,044   $  63,424,336   $     272,423
                            ==============================================================================

Units outstanding                 325,524       2,187,563        3,252,805       6,385,955          44,501

Unit value                  $        8.21   $        9.35   $         9.32   $        9.93   $        6.12

Mutual funds, at cost       $   3,357,473   $  21,625,327   $   31,641,666   $  70,722,769   $     327,974
Mutual fund shares                259,126       2,134,866        3,130,893       5,632,712          44,806

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                RYDEX VT        RYDEX VT
                                               RVT CLS         RVT CLS          ABSOLUTE      ALTERNATIVE
                                ROYCE         ADVISORONE      ADVISORONE         RETURN        STRATEGIES
                              MICRO-CAP        AMERIGO         CLERMONT        STRATEGIES      ALLOCATION
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   8,707,963   $  70,332,768   $   14,486,611   $   3,815,606   $   2,775,051
                            ------------------------------------------------------------------------------
Total assets                    8,707,963      70,332,768       14,486,611       3,815,606       2,775,051
                            ------------------------------------------------------------------------------
Net assets                  $   8,707,963   $  70,332,768   $   14,486,611   $   3,815,606   $   2,775,051
                            ==============================================================================

Units outstanding               1,481,881      11,140,926        2,047,472         500,182         349,384

Unit value                  $        5.88   $        6.31   $         7.08   $        7.63   $        7.94

Mutual funds, at cost       $  17,714,474   $ 118,136,564   $   21,428,421   $   4,569,607   $   3,238,130
Mutual fund shares              1,444,107       3,250,128          800,808         181,955         139,310

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               RYDEX VT        RYDEX VT        RYDEX VT
                              ESSENTIAL       ESSENTIAL       ESSENTIAL                        RYDEX VT
                              PORTFOLIO       PORTFOLIO       PORTFOLIO        RYDEX VT     INTERNATIONAL
                              AGGRESSIVE     CONSERVATIVE      MODERATE     HEDGED EQUITY      ROTATION
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   4,062,216   $   5,788,639   $  12,324,756   $     800,409   $     214,008
                            -----------------------------------------------------------------------------
Total assets                    4,062,216       5,788,639      12,324,756         800,409         214,008
                            -----------------------------------------------------------------------------
Net assets                  $   4,062,216   $   5,788,639   $  12,324,756   $     800,409   $     214,008
                            =============================================================================

Units outstanding                 572,056         677,990       1,576,489         112,874          33,947

Unit value                  $        7.10   $        8.53   $        7.82   $        7.09   $        6.30

Mutual funds, at cost       $   4,874,470   $   6,379,729   $  14,254,740   $     997,306   $     277,408
Mutual fund shares                223,567         266,389         593,107          41,710          12,442

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                RYDEX VT         RYDEX VT
                                MANAGED         MULTI-CAP        RYDEX VT           SBL          SBL ALPHA
                            FUTURES STRATEGY   CORE EQUITY   SECTOR ROTATION   ALL CAP VALUE    OPPORTUNITY
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $      1,385,495    $  365,430   $    17,611,907   $  42,022,661   $  11,525,666
                            --------------------------------------------------------------------------------
Total assets                       1,385,495       365,430        17,611,907      42,022,661      11,525,666
                            --------------------------------------------------------------------------------
Net assets                  $      1,385,495    $  365,430   $    17,611,907   $  42,022,661   $  11,525,666
                            ================================================================================

Units outstanding                    144,831        71,428         1,701,155       5,191,574       1,142,265

Unit value                  $           9.57    $     5.11   $         10.35   $        8.09   $       10.09

Mutual funds, at cost       $      1,444,334    $  519,167   $    26,696,138   $  58,310,610   $  15,237,155
Mutual fund shares                    57,347        25,150         1,946,067       2,920,268       1,067,191

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                             SBL ENHANCED
                                INDEX         SBL EQUITY      SBL GLOBAL    SBL HIGH YIELD
                            --------------------------------------------------------------
Assets:
   Mutual funds, at value   $  13,748,796   $   3,903,506   $  44,261,027   $   47,969,096
                            --------------------------------------------------------------
Total assets                   13,748,796       3,903,506      44,261,027       47,969,096
                            --------------------------------------------------------------
Net assets                  $  13,748,796   $   3,903,506   $  44,261,027   $   47,969,096
                            ==============================================================

Units outstanding               2,958,393         987,616       6,230,166        3,011,778

Unit value                  $        4.65   $        3.95   $        7.10   $        15.93

Mutual funds, at cost       $  19,608,121   $   5,665,605   $  54,342,223   $   61,506,883
Mutual fund shares              1,969,742         253,804       5,981,220        3,571,787

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                  SBL           SBL MANAGED           SBL              SBL             SBL
                            LARGE CAP VALUE   ASSET ALLOCATION   MID CAP GROWTH   MID CAP VALUE    MONEY MARKET
                            ------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    30,740,721   $     24,856,933   $   12,365,743   $  70,642,221   $  130,055,048
                            ------------------------------------------------------------------------------------
Total assets                     30,740,721         24,856,933       12,365,743      70,642,221      130,055,048
                            ------------------------------------------------------------------------------------
Net assets                  $    30,740,721   $     24,856,933   $   12,365,743   $  70,642,221   $  130,055,048
                            ====================================================================================

Units outstanding                 4,574,881          3,305,249        2,609,363       4,622,772       14,212,905

Unit value                  $          6.72   $           7.52   $         4.74   $       15.28   $         9.15

Mutual funds, at cost       $    44,597,066   $     29,805,067   $   19,218,913   $  81,324,562   $  127,997,589
Mutual fund shares                1,751,608          1,735,819          735,618       2,072,835        9,555,845

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                  SBL US
                                                SBL SMALL       SBL SMALL      INTERMEDIATE     VAN KAMPEN
                             SBL SELECT 25     CAP GROWTH       CAP VALUE          BOND        LIT COMSTOCK
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    10,691,320   $   6,456,202   $  27,524,483   $  27,465,331   $   8,217,508
                            -------------------------------------------------------------------------------
Total assets                     10,691,320       6,456,202      27,524,483      27,465,331       8,217,508
                            -------------------------------------------------------------------------------
Net assets                  $    10,691,320   $   6,456,202   $  27,524,483   $  27,465,331   $   8,217,508
                            ===============================================================================

Units outstanding                 2,721,398       1,834,176       1,956,814       2,818,981       1,291,516

Unit value                  $          3.93   $        3.52   $       14.06   $        9.74   $        6.36

Mutual funds, at cost       $    16,506,229   $  10,156,050   $  36,006,941   $  28,562,114   $  13,217,846
Mutual fund shares                1,670,519         601,136       1,555,056       2,432,713         999,697

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                   VAN KAMPEN       VAN KAMPEN
                                VAN KAMPEN        UIF EMERGING       UIF EQUITY
                              LIT GOVERNMENT     MARKETS EQUITY      AND INCOME
                             ---------------------------------------------------
Assets:
   Mutual funds, at value    $     31,495,321    $    6,367,399    $  13,717,818
                             ---------------------------------------------------
Total assets                       31,495,321         6,367,399       13,717,818
                             ---------------------------------------------------
Net assets                   $     31,495,321    $    6,367,399    $  13,717,818
                             ===================================================

Units outstanding                   3,110,525         1,205,324        1,725,049

Unit value                   $          10.13    $         5.28    $        7.95

Mutual funds, at cost        $     30,892,756    $   15,161,764    $  18,231,072
Mutual fund shares                  3,401,223           834,522        1,273,706

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                                                                                                  AIM V.I.
                                               AIM V.I.    AIM V.I. CAPITAL  AIM V.I. GLOBAL  AIM V.I. GLOBAL  INTERNATIONAL
                                             BASIC VALUE      DEVELOPMENT      HEALTH CARE      REAL ESTATE        GROWTH
                                            ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $      28,867  $              -     $          -  $     1,364,308  $     183,288
   Expenses:
     Mortality and expense risk charge            (41,458)          (52,705)         (42,888)        (151,552)      (281,339)
     Other expense charge                         (10,365)          (13,176)         (10,722)         (37,888)       (70,335)
                                            ---------------------------------------------------------------------------------
Net investment income (loss)                      (22,956)          (65,881)         (53,610)       1,174,868       (168,386)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                1,122,780           995,559        1,970,962        2,108,544        532,890
     Realized capital gain (loss)
       on sales of fund shares                   (927,989)       (1,430,044)         (78,036)      (4,073,953)    (1,831,391)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                (4,559,260)       (4,601,455)      (4,374,275)     (13,493,834)   (21,787,227)
                                            ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (4,364,469)       (5,035,940)      (2,481,349)     (15,459,243)   (23,085,728)
                                            ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $  (4,387,425) $     (5,101,821)    $ (2,534,959) $   (14,284,375) $ (23,254,114)
                                            =================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                               AIM V.I.        AMERICAN          AMERICAN         AMERICAN          DENT
                                               MID CAP      CENTURY VP MID      CENTURY VP       CENTURY VP      STRATEGIC
                                             CORE EQUITY       CAP VALUE          ULTRA            VALUE         PORTFOLIO*
                                            ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $     165,310  $            428  $             -  $       486,640  $           -
   Expenses:
     Mortality and expense risk charge            (62,884)           (7,635)         (84,663)        (125,406)       (18,062)
     Other expense charge                         (15,721)           (1,909)         (21,166)         (31,351)        (4,516)
                                            ---------------------------------------------------------------------------------
Net investment income (loss)                       86,705            (9,116)        (105,829)         329,883        (22,578)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                1,463,291                 -        2,512,097        2,760,790              -
     Realized capital gain (loss)
       on sales of fund shares                   (543,293)         (120,954)      (1,429,636)      (2,423,481)      (121,405)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                (5,148,932)         (255,112)      (7,932,902)      (6,956,483)      (840,973)
                                            ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (4,228,934)         (376,066)      (6,850,441)      (6,619,174)      (962,378)
                                            ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $  (4,142,229) $       (385,182) $    (6,956,270) $    (6,289,291) $    (984,956)
                                            =================================================================================

*For the period from May 1, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                                                  FRANKLIN
                                              DREYFUS IP    DREYFUS VIF                          FRANKLIN      TEMPLETON VIP
                                              TECHNOLOGY   INTERNATIONAL       FRANKLIN         SMALL CAP      FOUNDING FUNDS
                                                GROWTH         VALUE      INCOME SECURITIES  VALUE SECURITIES   ALLOCATION*
                                            ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $           -  $     522,677  $         867,032     $      52,858  $       15,961
   Expenses:
     Mortality and expense risk charge            (32,176)      (129,639)          (102,721)          (19,005)         (1,540)
     Other expense charge                          (8,044)       (32,410)           (25,680)           (4,751)           (385)
                                            ----------------------------------------------------------------------------------
Net investment income (loss)                      (40,220)       360,628            738,631            29,102          14,036

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                        -      4,533,798            362,600           366,083          15,428
     Realized capital gain (loss)
       on sales of fund shares                   (803,241)    (3,671,670)        (1,724,821)         (682,677)        (35,578)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                (2,441,803)   (11,183,145)        (5,350,169)       (1,049,918)       (138,675)
                                            ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (3,245,044)   (10,321,017)        (6,712,390)       (1,366,512)       (158,825)
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $  (3,285,264) $  (9,960,389) $      (5,973,759)    $  (1,337,410) $     (144,789)
                                            ==================================================================================

*For the period from February 29, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                           LEGG MASON      LEGG MASON
                                                                                            PARTNERS        PARTNERS
                                             JANUS ASPEN    JANUS ASPEN                     VARIABLE        VARIABLE
                                             INTECH RISK-    LARGE CAP     JANUS ASPEN     AGGRESSIVE     GLOBAL HIGH
                                             MANAGED CORE     GROWTH      MID CAP GROWTH     GROWTH        YIELD BOND
                                            ---------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $       4,318  $     125,765  $       14,207  $           -  $     119,772
   Expenses:
     Mortality and expense risk charge             (3,553)      (123,952)       (146,062)       (84,212)       (15,086)
     Other expense charge                            (888)       (30,988)        (36,516)       (21,053)        (3,772)
                                            ---------------------------------------------------------------------------
Net investment income (loss)                         (123)       (29,175)       (168,371)      (105,265)       100,914

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   39,196              -       1,224,871              -              -
     Realized capital gain (loss)
       on sales of fund shares                    (82,179)    (1,055,097)     (1,528,337)      (538,025)       (13,521)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                  (235,605)    (8,014,636)    (12,004,940)    (7,284,532)      (385,547)
                                            ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (278,588)    (9,069,733)    (12,308,406)    (7,822,557)      (399,068)
                                            ---------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $    (278,711) $  (9,098,908) $  (12,476,777) $  (7,927,822) $    (298,154)
                                            ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                              LEGG MASON
                                               PARTNERS        MFS VIT                                      MUTUAL
                                            VARIABLE SMALL    RESEARCH        MFS VIT        MFS VIT       DISCOVERY
                                              CAP GROWTH    INTERNATIONAL   TOTAL RETURN    UTILITIES      SECURITIES
                                            ---------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $            -  $      73,516  $   1,110,751  $     394,161  $     420,762
   Expenses:
     Mortality and expense risk charge             (24,720)       (99,157)      (248,439)      (190,425)      (111,875)
     Other expense charge                           (6,180)       (24,789)       (62,110)       (47,606)       (27,969)
                                            ---------------------------------------------------------------------------
Net investment income (loss)                       (30,900)       (50,430)       800,202        156,130        280,918

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   136,356        605,423      2,422,081      4,798,334        788,279
     Realized capital gain (loss)
       on sales of fund shares                    (144,953)    (1,688,515)    (1,083,408)    (3,064,441)    (1,657,019)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                 (2,178,943)    (8,510,639)   (12,965,094)   (16,699,417)    (6,072,642)
                                            ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (2,187,540)    (9,593,731)   (11,626,421)   (14,965,524)    (6,941,382)
                                            ---------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $   (2,218,440) $  (9,644,161) $ (10,826,219) $ (14,809,394) $  (6,660,464)
                                            ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                              NEUBERGER                     OPPENHEIMER
                                              BERMAN AMT     OPPENHEIMER    MAIN STREET                     PIMCO VIT
                                               SOCIALLY       CORE BOND      SMALL CAP      PIMCO VIT     COMMODITYREAL
                                              RESPONSIVE       FUND/VA        FUND/VA       ALL ASSET    RETURN STRATEGY
                                            -----------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $      107,443  $     648,394  $      25,115  $   1,199,925  $       718,705
   Expenses:
     Mortality and expense risk charge             (33,431)      (153,627)       (54,328)      (119,105)         (95,421)
     Other expense charge                           (8,358)       (38,407)       (13,582)       (29,776)         (23,855)
                                            -----------------------------------------------------------------------------
Net investment income (loss)                        65,654        456,360        (42,795)     1,051,044          599,429

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   431,593              -        522,296         60,377           99,250
     Realized capital gain (loss)
       on sales of fund shares                    (177,402)      (392,642)      (579,966)      (674,025)      (2,539,049)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                 (2,982,592)   (12,454,266)    (4,097,988)    (4,338,397)      (6,637,682)
                                            -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (2,728,401)   (12,846,908)    (4,155,658)    (4,952,045)      (9,077,481)
                                            -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $   (2,662,747) $ (12,390,548) $  (4,198,453) $  (3,901,001) $    (8,478,052)
                                            =============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                              PIMCO VIT
                                              PIMCO VIT     FOREIGN BOND                                  PIMCO VIT
                                               EMERGING     (U.S. DOLLAR-    PIMCO VIT      PIMCO VIT       SMALL CAP
                                             MARKETS BOND      HEDGED)      LOW DURATION   REAL RETURN   STOCKSPLUS TR
                                            ---------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $     161,288  $      630,960  $   1,128,671  $   2,597,722  $      10,141
   Expenses:
     Mortality and expense risk charge            (14,980)       (127,285)      (166,502)      (443,649)        (1,280)
     Other expense charge                          (3,745)        (31,821)       (41,625)      (110,912)          (320)
                                            ---------------------------------------------------------------------------
Net investment income (loss)                      142,563         471,854        920,544      2,043,161          8,541

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  135,677               -        497,006         99,486         10,167
     Realized capital gain (loss)
       on sales of fund shares                   (103,724)       (240,198)       (81,875)    (1,312,552)      (170,548)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                  (673,854)     (1,233,503)    (1,707,346)    (7,777,603)       (56,744)
                                            ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (641,901)     (1,473,701)    (1,292,215)    (8,990,669)      (217,125)
                                            ---------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $    (499,338) $   (1,001,847) $    (371,671) $  (6,947,508) $    (208,584)
                                            ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                                             RYDEX VT
                                                                RVT CLS       RVT CLS         RYDEX VT     ALTERNATIVE
                                                              ADVISORONE     ADVISORONE   ABSOLUTE RETURN   STRATEGIES
                                            ROYCE MICRO-CAP     AMERIGO       CLERMONT       STRATEGIES    ALLOCATION*
                                            ---------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $       352,126  $     316,257  $    201,417  $        20,025  $    57,952
   Expenses:
     Mortality and expense risk charge              (83,946)      (561,995)      (97,892)         (19,671)      (6,472)
     Other expense charge                           (20,987)      (140,499)      (24,473)          (4,918)      (1,618)
                                            ---------------------------------------------------------------------------
Net investment income (loss)                        247,193       (386,237)       79,052           (4,564)      49,862

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  1,475,621      1,571,161       281,770                -            -
     Realized capital gain (loss)
       on sales of fund shares                   (1,451,233)    (3,537,349)   (1,281,746)        (115,832)     (48,617)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                  (7,442,285)   (49,886,200)   (5,242,610)        (631,544)    (463,079)
                                            ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (7,417,897)   (51,852,388)   (6,242,586)        (747,376)    (511,696)
                                            ---------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $    (7,170,704) $ (52,238,625) $ (6,163,534) $      (751,940) $  (461,834)
                                            ===========================================================================

*For the period from May 1, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                              RYDEX VT       RYDEX VT        RYDEX VT
                                             ESSENTIAL       ESSENTIAL      ESSENTIAL                      RYDEX VT
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO       RYDEX VT    INTERNATIONAL
                                             AGGRESSIVE    CONSERVATIVE      MODERATE    HEDGED EQUITY    ROTATION*
                                            --------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $     52,499  $      231,591  $     255,166  $       9,683  $           -
   Expenses:
     Mortality and expense risk charge           (16,336)        (32,133)       (68,042)        (4,852)        (1,116)
     Other expense charge                         (4,084)         (8,033)       (17,010)        (1,213)          (279)
                                            --------------------------------------------------------------------------
Net investment income (loss)                      32,079         191,425        170,114          3,618         (1,395)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 102,554          66,829        100,866              -              -
     Realized capital gain (loss)
       on sales of fund shares                  (255,635)       (364,455)      (724,413)       (64,791)       (73,834)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                 (728,280)       (580,454)    (1,897,180)      (164,664)       (63,400)
                                            --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (881,361)       (878,080)    (2,520,727)      (229,455)      (137,234)
                                            --------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $   (849,282) $     (686,655) $  (2,350,613) $    (225,837) $    (138,629)
                                            ==========================================================================

*For the period from May 1, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                RYDEX VT       RYDEX VT
                                            MANAGED FUTURES    MULTI-CAP        RYDEX VT           SBL         SBL ALPHA
                                               STRATEGY**     CORE EQUITY   SECTOR ROTATION   ALL CAP VALUE   OPPORTUNITY
                                            -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $             -  $      11,103  $             -  $            -  $           -
   Expenses:
     Mortality and expense risk charge                 (858)        (3,157)        (157,848)       (406,520)      (119,221)
     Other expense charge                              (215)          (789)         (39,462)       (101,632)       (29,805)
                                            -------------------------------------------------------------------------------
Net investment income (loss)                         (1,073)         7,157         (197,310)       (508,152)      (149,026)

Net realized and unrealized capital
   gain (loss) on investments:

     Capital gains distributions                          -            805           70,234               -              -
     Realized capital gain (loss)
       on sales of fund shares                      (18,867)       (71,074)      (1,542,162)     (1,026,943)      (625,406)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                     (58,839)      (146,454)     (11,547,538)    (29,060,050)    (7,318,762)
                                            -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                       (77,706)      (216,723)     (13,019,466)    (30,086,993)    (7,944,168)
                                            -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $       (78,779) $    (209,566) $   (13,216,776) $  (30,595,145) $  (8,093,194)
                                            ===============================================================================

**For the period from November 17, 2008 (inception date) to December 31, 2008

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                             SBL ENHANCED
                                                INDEX        SBL EQUITY     SBL GLOBAL   SBL HIGH YIELD
                                            ------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $           -  $           -  $           -  $            -
   Expenses:
     Mortality and expense risk charge           (113,199)       (32,508)      (393,255)       (313,573)
     Other expense charge                         (28,300)        (8,127)       (98,314)        (78,393)
                                            ------------------------------------------------------------
Net investment income (loss)                     (141,499)       (40,635)      (491,569)       (391,966)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                        -              -              -               -
     Realized capital gain (loss)
       on sales of fund shares                   (261,018)       (33,979)     1,553,576         (79,528)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                (8,293,639)    (2,271,639)   (31,324,580)    (17,553,391)
                                            ------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (8,554,657)    (2,305,618)   (29,771,004)    (17,632,919)
                                            ------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $  (8,696,156) $  (2,346,253) $ (30,262,573) $  (18,024,885)
                                            ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                  SBL           SBL MANAGED         SBL             SBL            SBL
                                            LARGE CAP VALUE  ASSET ALLOCATION  MID CAP GROWTH  MID CAP VALUE   MONEY MARKET
                                            ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $             -  $              -  $            -  $           -  $            -
   Expenses:
     Mortality and expense risk charge             (259,804)         (185,314)       (113,015)      (559,772)       (629,945)
     Other expense charge                           (64,951)          (46,330)        (28,255)      (139,944)       (157,486)
                                            ---------------------------------------------------------------------------------
Net investment income (loss)                       (324,755)         (231,644)       (141,270)      (699,716)       (787,431)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                          -                 -               -              -               -
     Realized capital gain (loss)
       on sales of fund shares                     (490,772)             (574)     (1,283,397)     1,410,323       1,955,564
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                 (18,103,500)       (9,415,525)     (7,968,311)   (31,218,581)        125,398
                                            ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (18,594,272)       (9,416,099)     (9,251,708)   (29,808,258)      2,080,962
                                            ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                               $   (18,919,027) $     (9,647,743) $   (9,392,978) $ (30,507,974) $    1,293,531
                                            =================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                                        SBL US
                                                       SBL          SBL SMALL         SBL SMALL      INTERMEDIATE      VAN KAMPEN
                                                    SELECT 25      CAP GROWTH         CAP VALUE          BOND         LIT COMSTOCK
                                                 ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                        $           -   $           -     $           -    $           -    $     235,421
   Expenses:
     Mortality and expense risk charge                (102,630)        (67,274)         (267,562)        (197,908)         (68,115)
     Other expense charge                              (25,658)        (16,818)          (66,891)         (49,477)         (17,029)
                                                 ----------------------------------------------------------------------------------
Net investment income (loss)                          (128,288)        (84,092)         (334,453)        (247,385)         150,277

Net realized and unrealized capital
   gain (loss) on investments:

     Capital gains distributions                             -               -                 -                -          578,195
     Realized capital gain (loss)
       on sales of fund shares                      (1,090,269)       (766,295)          202,667          158,078       (1,543,432)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                     (5,886,088)     (6,169,819)      (20,237,419)      (3,086,601)      (4,342,521)
                                                 ----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                       (6,976,357)     (6,936,114)      (20,034,752)      (2,928,523)      (5,307,758)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                    $  (7,104,645)  $  (7,020,206)    $ (20,369,205)   $  (3,175,908)   $  (5,157,481)
                                                 ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                          VAN KAMPEN            VAN KAMPEN
                                                     VAN KAMPEN      UIF EMERGING MARKETS       UIF EQUITY
                                                   LIT GOVERNMENT          EQUITY              AND INCOME
                                                   ---------------------------------------------------------
Investment income (loss):
   Dividend distributions                          $   2,101,176        $           -         $     426,858
   Expenses:
     Mortality and expense risk charge                  (211,035)             (64,305)             (103,881)
     Other expense charge                                (52,759)             (16,076)              (25,970)
                                                   ---------------------------------------------------------
Net investment income (loss)                           1,837,382              (80,381)              297,007
Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                               -            3,517,531               574,495
     Realized capital gain (loss)
       on sales of fund shares                          (485,819)          (2,599,063)             (770,109)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                         (921,315)          (9,732,981)           (4,433,559)
                                                   ---------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                         (1,407,134)          (8,814,513)           (4,629,173)
                                                   ---------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      $     430,248        $  (8,894,894)        $  (4,332,166)
                                                   =========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                            AIM V.I. BASIC VALUE            AIM V.I. CAPITAL DEVELOPMENT
                                            2008             2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (22,956)    $    (42,275)     $    (65,881)    $    (60,959)
     Capital gains distributions          1,122,780          587,497           995,559          857,350
     Realized capital gain (loss)
       on sales of fund shares             (927,989)         341,508        (1,430,044)         209,790
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,559,260)        (797,957)       (4,601,455)        (661,457)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (4,387,425)          88,773        (5,101,821)         344,724

   From contract owner
     transactions:
     Variable annuity deposits              784,059        3,116,858         1,141,522        4,368,831
     Contract owner maintenance
       charges                              (68,951)         (81,367)          (77,270)         (63,663)
     Terminations and withdrawals          (624,457)        (504,100)         (682,259)        (337,932)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                  (2,368,202)      (1,989,915)       (1,409,008)       2,826,004
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (2,277,551)         541,476        (1,027,015)       6,793,240
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (6,664,976)         630,249        (6,128,836)       7,137,964
Net assets at beginning of year          10,152,160        9,521,911        11,001,695        3,863,731
                                       -----------------------------------------------------------------
Net assets at end of year              $  3,487,184     $ 10,152,160      $  4,872,859     $ 11,001,695
                                       =================================================================

                                         AIM V.I. GLOBAL HEALTH CARE        AIM V.I. GLOBAL REAL ESTATE
                                            2008            2007              2008              2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (53,610)    $    (43,819)     $  1,174,868      $  1,764,650
     Capital gains distributions          1,970,962                -         2,108,544         4,926,444
     Realized capital gain (loss)
       on sales of fund shares              (78,036)         212,759        (4,073,953)        2,522,730
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (4,374,275)         380,645       (13,493,834)      (12,329,695)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (2,534,959)         549,585       (14,284,375)       (3,115,871)

   From contract owner
     transactions:
     Variable annuity deposits            1,517,566        2,361,009         2,537,688        12,515,324
     Contract owner maintenance
       charges                              (79,135)         (46,429)         (244,892)         (305,854)
     Terminations and withdrawals          (718,308)        (282,530)       (2,221,652)       (2,096,498)
     Annuity payments                             -                -            (6,722)                -
     Transfers between
       subaccounts, net                   2,538,433          198,832        (1,043,973)      (12,779,966)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         3,258,556        2,230,882          (979,551)       (2,666,994)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   723,597        2,780,467       (15,263,926)       (5,782,865)
Net assets at beginning of year           6,985,617        4,205,150        30,968,902        36,751,767
                                       ------------------------------------------------------------------
Net assets at end of year              $  7,709,214     $  6,985,617      $ 15,704,976      $ 30,968,902
                                       ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        AIM V.I. INTERNATIONAL GROWTH      AIM V.I. MID CAP CORE EQUITY
                                            2008            2007               2008             2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (168,386)    $   (146,046)     $     86,705     $    (50,339)
     Capital gains distributions            532,890                -         1,463,291          133,279
     Realized capital gain (loss)
       on sales of fund shares           (1,831,391)       1,623,135          (543,293)          60,537
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (21,787,227)       3,776,119        (5,148,932)         188,730
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (23,254,114)       5,253,208        (4,142,229)         332,207

   From contract owner
     transactions:
     Variable annuity deposits            4,231,378       15,398,362           467,803        1,538,915
     Contract owner maintenance
       charges                             (417,685)        (376,350)         (108,930)         (58,738)
     Terminations and withdrawals        (3,935,808)      (3,292,128)       (1,057,246)        (343,600)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                  (6,925,639)       3,466,184         4,838,108        3,685,173
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (7,047,754)      15,196,068         4,139,735        4,821,750
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                               (30,301,868)      20,449,276            (2,494)       5,153,957
Net assets at beginning of year          58,313,721       37,864,445         9,456,484        4,302,527
                                       -----------------------------------------------------------------
Net assets at end of year              $ 28,011,853     $ 58,313,721      $  9,453,990     $  9,456,484
                                       =================================================================

                                      AMERICAN CENTURY VP MID CAP VALUE        AMERICAN CENTURY VP ULTRA
                                          2008               2007***            2008               2007
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (9,116)       $      1,418      $   (105,829)     $   (107,913)
     Capital gains distributions                 -                   -         2,512,097                 -
     Realized capital gain (loss)
       on sales of fund shares            (120,954)             (3,608)       (1,429,636)          316,369
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (255,112)            (37,755)       (7,932,902)        2,413,672
                                      ---------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (385,182)            (39,945)       (6,956,270)        2,622,128

   From contract owner
     transactions:
     Variable annuity deposits             581,517             311,973         1,344,666         2,093,400
     Contract owner maintenance
       charges                              (9,104)               (784)         (147,446)         (125,130)
     Terminations and withdrawals          (56,825)            (15,191)       (1,652,605)         (794,092)
     Annuity payments                            -                   -            (8,524)                -
     Transfers between
       subaccounts, net                    988,527             315,505        (1,767,890)         (767,584)
                                      ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        1,504,115             611,503        (2,231,799)          406,594
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                1,118,933             571,558        (9,188,069)        3,028,722
Net assets at beginning of year            571,558                   -        17,631,225        14,602,503
                                      ---------------------------------------------------------------------
Net assets at end of year             $  1,690,491        $    571,558      $  8,443,156      $ 17,631,225
                                      =====================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                          DENT STRATEGIC
                                         AMERICAN CENTURY VP VALUE          PORTFOLIO
                                           2008             2007              2008**
                                       -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    329,883     $    160,902      $    (22,578)
     Capital gains distributions          2,760,790        2,114,713                 -
     Realized capital gain (loss)
       on sales of fund shares           (2,423,481)         152,214          (121,405)
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (6,956,483)      (3,899,840)         (840,973)
                                       -------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (6,289,291)      (1,472,011)         (984,956)

   From contract owner
     transactions:
     Variable annuity deposits            3,471,521       10,928,971         6,135,392
     Contract owner maintenance
       charges                             (257,306)        (228,765)          (37,955)
     Terminations and withdrawals        (2,545,976)      (1,511,412)         (149,795)
     Annuity payments                             -                -                 -
     Transfers between
       subaccounts, net                  (1,052,279)      (6,398,142)        1,713,453
                                       -------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (384,040)       2,790,652         7,661,095
                                       -------------------------------------------------
Net increase (decrease) in net
   assets                                (6,673,331)       1,318,641         6,676,139
Net assets at beginning of year          25,339,270       24,020,629                 -
                                       -------------------------------------------------
Net assets at end of year              $ 18,665,939     $ 25,339,270      $  6,676,139
                                       =================================================

                                        DREYFUS IP TECHNOLOGY GROWTH     DREYFUS VIF INTERNATIONAL VALUE
                                           2008             2007              2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (40,220)     $    (19,005)    $    360,628      $    220,639
     Capital gains distributions                 -                 -        4,533,798         3,889,712
     Realized capital gain (loss)
       on sales of fund shares            (803,241)           76,020       (3,671,670)          337,818
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (2,441,803)          128,112      (11,183,145)       (3,436,620)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (3,285,264)          185,127       (9,960,389)        1,011,549

   From contract owner
     transactions:
     Variable annuity deposits           1,480,045         1,998,756        2,102,762         7,461,432
     Contract owner maintenance
       charges                             (59,919)          (23,392)        (203,803)         (217,846)
     Terminations and withdrawals         (448,806)          (98,457)      (1,838,191)       (1,438,834)
     Annuity payments                            -                 -                -                 -
     Transfers between
       subaccounts, net                  1,247,788         1,975,508       (2,508,601)       (7,350,063)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        2,219,108         3,852,415       (2,447,833)       (1,545,311)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (1,066,156)        4,037,542      (12,408,222)         (533,762)
Net assets at beginning of year          5,363,374         1,325,832       26,499,170        27,032,932
                                      ------------------------------------------------------------------
Net assets at end of year             $  4,297,218      $  5,363,374     $ 14,090,948      $ 26,499,170
                                      ==================================================================

**For the period from May 1, 2008  (inception  date) to December 31,  2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                               FRANKLIN SMALL CAP
                                        FRANKLIN INCOME SECURITIES              VALUE SECURITIES
                                           2008            2007***            2008            2007***
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    738,631     $     30,367      $     29,102     $     (2,560)
     Capital gains distributions            362,600           12,280           366,083           12,167
     Realized capital gain (loss)
       on sales of fund shares           (1,724,821)          34,472          (682,677)          (2,022)
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (5,350,169)        (145,208)       (1,049,918)         (99,250)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (5,973,759)         (68,089)       (1,337,410)         (91,665)

   From contract owner
     transactions:
     Variable annuity deposits            4,413,377        7,128,167           868,169          967,195
     Contract owner maintenance
       charges                             (141,506)         (43,624)          (32,543)          (3,758)
     Terminations and withdrawals          (980,974)        (236,521)         (222,282)         (26,950)
     Annuity payments                             -                -                 -                -
     Transfers between
       subaccounts, net                  (7,434,935)      15,157,602         1,880,596          711,726
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (4,144,038)      22,005,624         2,493,940        1,648,213
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                               (10,117,797)      21,937,535         1,156,530        1,556,548
Net assets at beginning of year          21,937,535                -         1,556,548                -
                                       -----------------------------------------------------------------
Net assets at end of year              $ 11,819,738     $ 21,937,535      $  2,713,078     $  1,556,548
                                       =================================================================

                                          FRANKLIN
                                       TEMPLETON VIP
                                       FOUNDING FUNDS          JANUS ASPEN INTECH
                                         ALLOCATION             RISK-MANAGED CORE
                                           2008**             2008            2007***
                                       --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       14,036     $       (123)     $        564
     Capital gains distributions               15,428           39,196               717
     Realized capital gain (loss)
       on sales of fund shares                (35,578)         (82,179)           (1,852)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (138,675)        (235,605)               55
                                       --------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (144,789)        (278,711)             (516)

   From contract owner
     transactions:
     Variable annuity deposits                275,098          174,857           214,988
     Contract owner maintenance
       charges                                 (4,821)          (2,809)             (730)
     Terminations and withdrawals             (56,734)         (20,816)           (4,870)
     Annuity payments                               -                -                 -
     Transfers between
       subaccounts, net                       464,680          134,422           237,030
                                       --------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             678,223          285,654           446,418
                                       --------------------------------------------------
Net increase (decrease) in net
   assets                                     533,434            6,943           445,902
Net assets at beginning of year                     -          445,902                 -
                                       --------------------------------------------------
Net assets at end of year              $      533,434     $    452,845      $    445,902
                                       ==================================================

**For the period from February 29, 2008 (inception date) to December 31, 2008.

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          JANUS ASPEN LARGE CAP GROWTH         JANUS ASPEN MID CAP GROWTH
                                             2008            2007***            2008            2007***
                                       --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (29,175)    $      7,223      $   (168,371)    $    (80,511)
     Capital gains distributions                     -                -         1,224,871           87,779
     Realized capital gain (loss)
       on sales of fund shares              (1,055,097)             818        (1,528,337)         106,789
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (8,014,636)         181,480       (12,004,940)       1,877,783
                                       --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (9,098,908)         189,521       (12,476,777)       1,991,840

   From contract owner
     transactions:
     Variable annuity deposits               4,287,923        3,543,444         7,132,859        9,641,418
     Contract owner maintenance
       charges                                (233,781)         (26,686)         (244,247)        (124,054)
     Terminations and withdrawals           (2,070,460)         (76,866)       (1,906,199)        (636,197)
     Annuity payments                                -                -                 -                -
     Transfers between
       subaccounts, net                     12,407,757        6,707,530       (16,516,046)      27,554,989
                                       --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           14,391,439       10,147,422       (11,533,633)      36,436,156
                                       --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    5,292,531       10,336,943       (24,010,410)      38,427,996
Net assets at beginning of year             10,336,943                -        38,427,996                -
                                       --------------------------------------------------------------------
Net assets at end of year              $    15,629,474     $ 10,336,943      $ 14,417,586     $ 38,427,996
                                       ====================================================================

                                          LEGG MASON PARTNERS                LEGG MASON PARTNERS
                                       VARIABLE AGGRESSIVE GROWTH      VARIABLE GLOBAL HIGH YIELD BOND
                                         2008              2007              2008            2007***
                                      --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (105,265)    $    (74,270)     $    100,914      $     32,056
     Capital gains distributions                 -           94,709                 -             1,902
     Realized capital gain (loss)
       on sales of fund shares            (538,025)         481,445           (13,521)           (2,484)
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (7,284,532)        (565,440)         (385,547)          (40,321)
                                      --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (7,927,822)         (63,556)         (298,154)           (8,847)

   From contract owner
     transactions:
     Variable annuity deposits           2,182,148        5,684,100           535,796           353,484
     Contract owner maintenance
       charges                            (128,125)         (80,058)          (22,143)             (991)
     Terminations and withdrawals       (1,404,113)        (378,090)         (203,542)           (5,228)
     Annuity payments                            -                -                 -                 -
     Transfers between
       subaccounts, net                  8,656,437       (1,576,660)          313,829           172,137
                                      --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        9,306,347        3,649,292           623,940           519,402
                                      --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                1,378,525        3,585,736           325,786           510,555
Net assets at beginning of year         11,707,446        8,121,710           510,555                 -
                                      --------------------------------------------------------------------
Net assets at end of year             $ 13,085,971     $ 11,707,446      $    836,341      $    510,555
                                      ====================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              LEGG MASON PARTNERS
                                           VARIABLE SMALL CAP GROWTH         MFS VIT RESEARCH INTERNATIONAL
                                             2008              2007              2008              2007
                                       --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (30,900)    $     (4,993)     $    (50,430)    $   (110,203)
     Capital gains distributions               136,356           83,651           605,423          124,952
     Realized capital gain (loss)
       on sales of fund shares                (144,953)          29,860        (1,688,515)         258,901
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (2,178,943)         (55,117)       (8,510,639)       1,137,450
                                       --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (2,218,440)          53,401        (9,644,161)       1,411,100

   From contract owner
     transactions:
     Variable annuity deposits                 667,783          668,236           804,789        4,065,854
     Contract owner maintenance
       charges                                 (42,229)          (5,343)         (154,891)        (130,676)
     Terminations and withdrawals             (213,714)         (48,611)       (1,031,242)      (1,057,035)
     Annuity payments                                -                -                 -                -
     Transfers between
       subaccounts, net                      4,565,484          494,655         1,129,127        6,759,345
                                       --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            4,977,324        1,108,937           747,783        9,637,488
                                       --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    2,758,884        1,162,338        (8,896,378)      11,048,588
Net assets at beginning of year              1,356,675          194,337        20,040,202        8,991,614
                                       --------------------------------------------------------------------
Net assets at end of year              $     4,115,559     $  1,356,675      $ 11,143,824     $ 20,040,202
                                       ====================================================================

                                           MFS VIT TOTAL RETURN                MFS VIT UTILITIES
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    800,202     $    714,891      $    156,130      $    (36,323)
     Capital gains distributions          2,422,081        1,141,748         4,798,334         1,323,739
     Realized capital gain (loss)
       on sales of fund shares           (1,083,408)         855,846        (3,064,441)          582,811
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (12,965,094)      (1,407,834)      (16,699,417)        3,336,669
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (10,826,219)       1,304,651       (14,809,394)        5,206,896

   From contract owner
     transactions:
     Variable annuity deposits           13,364,095       30,641,854         6,860,722        16,992,193
     Contract owner maintenance
       charges                             (471,546)        (464,032)         (277,688)         (217,116)
     Terminations and withdrawals        (3,684,808)      (2,664,627)       (2,405,899)       (1,948,481)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     199,042      (23,443,689)       (8,972,112)        9,140,876
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         9,406,783        4,069,506        (4,794,977)       23,967,472
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,419,436)       5,374,157       (19,604,371)       29,174,368
Net assets at beginning of year          39,568,651       34,194,494        40,455,177        11,280,809
                                       ------------------------------------------------------------------
Net assets at end of year              $ 38,149,215     $ 39,568,651      $ 20,850,806      $ 40,455,177
                                       ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                 NEUBERGER BERMAN AMT
                                         MUTUAL DISCOVERY SECURITIES             SOCIALLY RESPONSIVE
                                            2008             2007***            2008             2007
                                      --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       280,918     $    (26,418)     $     65,654     $    (34,677)
     Capital gains distributions              788,279           32,239           431,593           18,701
     Realized capital gain (loss)
       on sales of fund shares             (1,657,019)          51,203          (177,402)          56,152
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (6,072,642)          99,601        (2,982,592)         173,306
                                      --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (6,660,464)         156,625        (2,662,747)         213,482

   From contract owner
     transactions:
     Variable annuity deposits              7,875,227       10,941,822         1,305,902        2,306,993
     Contract owner maintenance
       charges                               (184,636)         (87,697)          (47,216)         (29,826)
     Terminations and withdrawals          (1,220,334)        (420,277)         (457,718)        (114,901)
     Annuity payments                               -                -                 -                -
     Transfers between
       subaccounts, net                    (9,695,626)      14,985,591           (44,477)         519,877
                                      --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (3,225,369)      25,419,439           756,491        2,682,143
                                      --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (9,885,833)      25,576,064        (1,906,256)       2,895,625
Net assets at beginning of year            25,576,064                -         5,900,617        3,004,992
                                      --------------------------------------------------------------------
Net assets at end of year             $    15,690,231     $ 25,576,064      $  3,994,361     $  5,900,617
                                      ====================================================================

                                                                              OPPENHEIMER MAIN STREET
                                       OPPENHEIMER CORE BOND FUND/VA             SMALL CAP FUND/VA
                                          2008            2007***             2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     456,360     $    (39,737)     $    (42,795)     $    (78,101)
     Capital gains distributions                  -                -           522,296           401,613
     Realized capital gain (loss)
       on sales of fund shares             (392,642)         137,729          (579,966)          258,381
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (12,454,266)         245,336        (4,097,988)         (959,204)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (12,390,548)         343,328        (4,198,453)         (377,311)

   From contract owner
     transactions:
     Variable annuity deposits            5,276,494        5,922,371           841,291         4,955,222
     Contract owner maintenance
       charges                             (244,528)         (46,773)         (100,269)         (130,380)
     Terminations and withdrawals        (1,749,987)        (215,706)         (840,042)       (1,207,739)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                  13,854,268       10,743,447        (1,964,362)       (1,550,612)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        17,136,247       16,403,339        (2,063,382)        2,066,491
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 4,745,699       16,746,667        (6,261,835)        1,689,180
Net assets at beginning of year          16,746,667                -        12,478,845        10,789,665
                                      -------------------------------------------------------------------
Net assets at end of year             $  21,492,366     $ 16,746,667      $  6,217,010      $ 12,478,845
                                      ===================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                             PIMCO VIT COMMODITYREALRETURN
                                             PIMCO VIT ALL ASSET                       STRATEGY
                                            2008              2007             2008              2007
                                      --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     1,051,044     $  1,188,804      $    599,429     $    155,359
     Capital gains distributions               60,377                -            99,250                -
     Realized capital gain (loss)
       on sales of fund shares               (674,025)          57,085        (2,539,049)         (18,867)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (4,338,397)          10,982        (6,637,682)         648,742
                                      --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (3,901,001)       1,256,871        (8,478,052)         785,234

   From contract owner
     transactions:
     Variable annuity deposits              2,328,409        4,108,346         2,640,052        1,467,085
     Contract owner maintenance
       charges                               (157,310)        (116,963)         (305,923)         (33,557)
     Terminations and withdrawals          (1,568,372)      (1,219,713)       (4,064,520)        (191,321)
     Annuity payments                               -                -            (3,208)          (1,565)
     Transfers between
       subaccounts, net                     3,155,631       (1,188,661)       10,980,738        1,889,055
                                      --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           3,758,358        1,583,009         9,247,139        3,129,697
                                      --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    (142,643)       2,839,880           769,087        3,914,931
Net assets at beginning of year            17,971,617       15,131,737         5,477,948        1,563,017
                                      --------------------------------------------------------------------
Net assets at end of year             $    17,828,974     $ 17,971,617      $  6,247,035     $  5,477,948
                                      ====================================================================

                                                                              PIMCO VIT FOREIGN BOND
                                      PIMCO VIT EMERGING MARKETS BOND          (U.S. DOLLAR-HEDGED)
                                          2008            2007***             2008             2007
                                     --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)    $      142,563     $      7,897      $    471,854      $    284,495
     Capital gains distributions            135,677           13,664                 -                 -
     Realized capital gain (loss)
       on sales of fund shares             (103,724)             246          (240,198)          (84,509)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (673,854)          (9,439)       (1,233,503)          131,378
                                     --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (499,338)          12,368        (1,001,847)          331,364

   From contract owner
     transactions:
     Variable annuity deposits            1,792,381          843,188         2,631,810         4,898,709
     Contract owner maintenance
       charges                              (21,967)            (973)         (168,466)          (77,714)
     Terminations and withdrawals          (112,618)          (3,085)       (1,351,038)         (504,443)
     Annuity payments                             -                -                 -                 -
     Transfers between
       subaccounts, net                     560,705          103,519         6,378,281         2,564,311
                                     --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         2,218,501          942,649         7,490,587         6,880,863
                                     --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 1,719,163          955,017         6,488,740         7,212,227
Net assets at beginning of year             955,017                -        13,963,279         6,751,052
                                     --------------------------------------------------------------------
Net assets at end of year            $    2,674,180     $    955,017      $ 20,452,019      $ 13,963,279
                                     ====================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            PIMCO VIT LOW DURATION             PIMCO VIT REAL RETURN
                                            2008              2007             2008              2007
                                      --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       920,544     $    930,752      $  2,043,161     $  2,065,992
     Capital gains distributions              497,006                -            99,486          131,032
     Realized capital gain (loss)
       on sales of fund shares                (81,875)         (71,406)       (1,312,552)        (442,378)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,707,346)         606,688        (7,777,603)       3,408,903
                                      --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (371,671)       1,466,034        (6,947,508)       5,163,549

   From contract owner
     transactions:
     Variable annuity deposits              4,920,244        6,467,328         9,290,377       10,918,598
     Contract owner maintenance
       charges                               (693,024)        (183,623)         (852,929)        (436,286)
     Terminations and withdrawals          (9,442,339)      (2,340,593)      (10,127,175)      (4,326,286)
     Annuity payments                               -                -           (34,464)               -
     Transfers between
       subaccounts, net                    12,459,587       (4,119,590)       12,400,038        1,765,048
                                      --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           7,244,468         (176,478)       10,675,847        7,921,074
                                      --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   6,872,797        1,289,556         3,728,339       13,084,623
Net assets at beginning of year            23,434,247       22,144,691        59,695,997       46,611,374
                                      --------------------------------------------------------------------
Net assets at end of year             $    30,307,044     $ 23,434,247      $ 63,424,336     $ 59,695,997
                                      ====================================================================

                                                PIMCO VIT
                                         SMALL CAP STOCKSPLUS TR                ROYCE MICRO-CAP
                                           2008            2007              2008            2007***
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      8,541     $      2,311      $    247,193      $    150,784
     Capital gains distributions            10,167                -         1,475,621         1,403,366
     Realized capital gain (loss)
       on sales of fund shares            (170,548)            (175)       (1,451,233)           62,430
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (56,744)           1,193        (7,442,285)       (1,680,911)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (208,584)           3,329        (7,170,704)          (64,331)

   From contract owner
     transactions:
     Variable annuity deposits             109,259           79,656         1,889,524         7,845,420
     Contract owner maintenance
       charges                              (1,625)            (421)         (134,088)         (117,443)
     Terminations and withdrawals           (6,354)            (325)       (1,016,176)         (539,707)
     Annuity payments                            -                -                 -                 -
     Transfers between
       subaccounts, net                    228,156           69,332        (1,724,186)        3,569,441
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          329,436          148,242          (984,926)       10,757,711
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  120,852          151,571        (8,155,630)       10,693,380
Net assets at beginning of year            151,571                -        16,863,593         6,170,213
                                      ------------------------------------------------------------------
Net assets at end of year             $    272,423     $    151,571      $  8,707,963      $ 16,863,593
                                      ==================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          RVT CLS ADVISORONE AMERIGO         RVT CLS ADVISORONE CLERMONT
                                            2008              2007             2008              2007
                                      --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      (386,237)    $    (86,762)     $     79,052     $    177,491
     Capital gains distributions            1,571,161        3,097,290           281,770        1,758,014
     Realized capital gain (loss)
       on sales of fund shares             (3,537,349)          57,340        (1,281,746)         134,452
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (49,886,200)       2,323,424        (5,242,610)      (1,607,172)
                                      --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (52,238,625)       5,391,292        (6,163,534)         462,785

   From contract owner
     transactions:
     Variable annuity deposits             11,176,886       11,750,110         1,721,625        3,742,676
     Contract owner maintenance
       charges                               (947,010)        (424,433)         (135,031)         (68,458)
     Terminations and withdrawals          (8,757,622)      (2,806,082)       (1,748,679)        (616,475)
     Annuity payments                               -                -            (1,760)               -
     Transfers between
       subaccounts, net                    35,159,826       48,063,445         7,907,740        3,049,295
                                      --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          36,632,080       56,583,040         7,743,895        6,107,038
                                      --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (15,606,545)      61,974,332         1,580,361        6,569,823
Net assets at beginning of year            85,939,313       23,964,981        12,906,250        6,336,427
                                      --------------------------------------------------------------------
Net assets at end of year             $    70,332,768     $ 85,939,313      $ 14,486,611     $ 12,906,250
                                      ====================================================================

                                                                           RYDEX VT
                                                                          ALTERNATIVE
                                             RYDEX VT ABSOLUTE            STRATEGIES
                                             RETURN STRATEGIES            ALLOCATION
                                           2008            2007***           2008**
                                      ------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (4,564)    $     78,112      $     49,862
     Capital gains distributions                 -           22,262                 -
     Realized capital gain (loss)
       on sales of fund shares            (115,832)          (3,677)          (48,617)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (631,544)        (122,457)         (463,079)
                                      ------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (751,940)         (25,760)         (461,834)

   From contract owner
     transactions:
     Variable annuity deposits             735,946          478,972           596,115
     Contract owner maintenance
       charges                             (40,069)          (7,844)           (1,980)
     Terminations and withdrawals         (411,732)         (57,152)          (81,574)
     Annuity payments                            -                -                 -
     Transfers between
       subaccounts, net                  1,863,240        2,031,945         2,724,324
                                      ------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        2,147,385        2,445,921         3,236,885
                                      ------------------------------------------------
Net increase (decrease) in net
   assets                                1,395,445        2,420,161         2,775,051
Net assets at beginning of year          2,420,161                -                 -
                                      ------------------------------------------------
Net assets at end of year             $  3,815,606     $  2,420,161      $  2,775,051
                                      ================================================

**For the period from May 1, 2008 (inception date) to December 31, 2008.

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            RYDEX VT ESSENTIAL                 RYDEX VT ESSENTIAL
                                           PORTFOLIO AGGRESSIVE              PORTFOLIO CONSERVATIVE
                                          2008            2007***            2008            2007***
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     32,079     $     60,794      $    191,425     $     39,264
     Capital gains distributions           102,554           10,400            66,829           19,582
     Realized capital gain (loss)
       on sales of fund shares            (255,635)         (10,601)         (364,455)          64,011
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (728,280)         (83,975)         (580,454)         (10,637)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (849,282)         (23,382)         (686,655)         112,220

   From contract owner
     transactions:
     Variable annuity deposits           2,472,833        1,162,761         5,203,630          919,859
     Contract owner maintenance
       charges                             (28,402)          (7,842)          (59,588)          (6,472)
     Terminations and withdrawals          (80,772)         (37,964)         (301,482)         (12,592)
     Annuity payments                            -                -                 -                -
     Transfers between
       subaccounts, net                    234,690        1,219,576          (320,953)         940,672
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        2,598,349        2,336,531         4,521,607        1,841,467
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                1,749,067        2,313,149         3,834,952        1,953,687
Net assets at beginning of year          2,313,149                -         1,953,687                -
                                      -----------------------------------------------------------------
Net assets at end of year             $  4,062,216     $  2,313,149      $  5,788,639     $  1,953,687
                                      =================================================================

                                            RYDEX VT ESSENTIAL
                                            PORTFOLIO MODERATE                RYDEX VT HEDGED EQUITY
                                          2008            2007***            2008            2007***
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    170,114     $    153,393      $      3,618      $     22,907
     Capital gains distributions           100,866           21,338                 -             7,796
     Realized capital gain (loss)
       on sales of fund shares            (724,413)           6,706           (64,791)             (468)
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (1,897,180)         (32,804)         (164,664)          (32,233)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (2,350,613)         148,633          (225,837)           (1,998)

   From contract owner
     transactions:
     Variable annuity deposits           4,446,599        6,172,615           525,598           443,993
     Contract owner maintenance
       charges                            (117,278)         (25,664)           (7,337)           (1,110)
     Terminations and withdrawals         (615,317)         (90,947)          (47,286)           (2,337)
     Annuity payments                            -                -                 -                 -
     Transfers between
       subaccounts, net                  3,050,802        1,705,926            (7,063)          123,786
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        6,764,806        7,761,930           463,912           564,332
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                4,414,193        7,910,563           238,075           562,334
Net assets at beginning of year          7,910,563                -           562,334                 -
                                      ------------------------------------------------------------------
Net assets at end of year             $ 12,324,756     $  7,910,563      $    800,409      $    562,334
                                      ==================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                       RYDEX VT
                                       RYDEX VT         MANAGED
                                    INTERNATIONAL       FUTURES
                                       ROTATION        STRATEGY      RYDEX VT MULTI-CAP CORE EQUITY     RYDEX VT SECTOR ROTATION
                                         2008*          2008**          2008             2007***          2008             2007
                                    ------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)   $      (1,395)   $     (1,073)   $      7,157     $        208    $   (197,310)    $   (150,904)
     Capital gains distributions                -               -             805            6,087          70,234        2,044,186
     Realized capital gain (loss)
       on sales of fund shares            (73,834)        (18,867)        (71,074)           2,565      (1,542,162)         276,546
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (63,400)        (58,839)       (146,454)          (7,283)    (11,547,538)       1,515,938
                                    ------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (138,629)        (78,779)       (209,566)           1,577     (13,216,776)       3,685,766

   From contract owner
     transactions:
     Variable annuity deposits             63,103          37,811         211,214          108,314       5,247,938        7,042,980
     Contract owner maintenance
       charges                             (1,194)        (35,472)        (29,010)            (212)       (257,610)        (181,631)
     Terminations and withdrawals          (9,727)       (560,817)       (378,403)               -      (2,065,797)        (988,308)
     Annuity payments                        (604)              -               -                -          (3,144)          (2,585)
     Transfers between
       subaccounts, net                   301,059       2,022,752         682,691          (21,175)     (1,568,391)       4,141,940
                                    ------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner           352,637       1,464,274         486,492           86,927       1,352,996       10,012,396
     transactions
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 214,008       1,385,495         276,926           88,504     (11,863,780)      13,698,162
Net assets at beginning of year                 -               -          88,504                -      29,475,687       15,777,525
                                    ------------------------------------------------------------------------------------------------
Net assets at end of year           $     214,008    $  1,385,495    $    365,430     $     88,504    $ 17,611,907     $ 29,475,687
                                    ================================================================================================

* For the period from May 1, 2008 (inception date) to December 31, 2008.

** For the period from November 17, 2008 (inception date) to December 31, 2008.

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            SBL ALL CAP VALUE                SBL ALPHA OPPORTUNITY
                                          2008              2007             2008              2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (508,152)    $   (572,130)     $   (149,026)    $   (138,689)
     Capital gains distributions                 -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares          (1,026,943)       2,250,900          (625,406)         818,966
     Change in unrealized
       appreciation/depreciation on
       investments during the year     (29,060,050)        (466,416)       (7,318,762)       2,057,374
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations        (30,595,145)       1,212,354        (8,093,194)       2,737,651

   From contract owner
     transactions:
     Variable annuity deposits           3,901,453       17,554,622         1,242,602        3,913,333
     Contract owner maintenance
       charges                            (589,549)        (592,621)         (196,809)        (154,694)
     Terminations and withdrawals       (5,510,475)      (4,206,250)       (1,565,139)      (1,044,522)
     Annuity payments                      (23,910)               -                 -                -
     Transfers between
       subaccounts, net                   (942,572)      (3,511,084)       (2,648,207)       2,001,945
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (3,165,053)       9,244,667        (3,167,553)       4,716,062
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                              (33,760,198)      10,457,021       (11,260,747)       7,453,713
Net assets at beginning of year         75,782,859       65,325,838        22,786,413       15,332,700
                                      -----------------------------------------------------------------
Net assets at end of year             $ 42,022,661     $ 75,782,859      $ 11,525,666     $ 22,786,413
                                      =================================================================

                                           SBL ENHANCED INDEX                     SBL EQUITY
                                         2008              2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (141,499)    $   (209,256)     $    (40,635)     $    (48,050)
     Capital gains distributions                 -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares            (261,018)       1,310,489           (33,979)          268,078
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (8,293,639)        (927,760)       (2,271,639)         (559,438)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (8,696,156)         173,473        (2,346,253)         (339,410)

   From contract owner
     transactions:
     Variable annuity deposits           1,098,270        3,999,252            64,313           709,126
     Contract owner maintenance
       charges                            (162,359)        (226,060)          (50,501)          (46,161)
     Terminations and withdrawals       (2,243,660)      (2,906,305)         (647,784)         (438,644)
     Annuity payments                            -                -            (2,135)           (2,001)
     Transfers between
       subaccounts, net                 (1,642,634)      (2,763,557)        1,257,344          (691,314)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (2,950,383)      (1,896,670)          621,237          (468,994)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                              (11,646,539)      (1,723,197)       (1,725,016)         (808,404)
Net assets at beginning of year         25,395,335       27,118,532         5,628,522         6,436,926
                                      ------------------------------------------------------------------
Net assets at end of year             $ 13,748,796     $ 25,395,335      $  3,903,506      $  5,628,522
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                SBL GLOBAL                       SBL HIGH YIELD
                                           2008             2007             2008              2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (491,569)    $   (590,750)     $   (391,966)    $   (414,048)
     Capital gains distributions                 -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares           1,553,576        2,116,938           (79,528)       1,073,931
     Change in unrealized
       appreciation/depreciation on
       investments during the year     (31,324,580)       4,307,480       (17,553,391)        (333,925)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations        (30,262,573)       5,833,668       (18,024,885)         325,958

   From contract owner
     transactions:
     Variable annuity deposits           4,273,217       18,393,114         8,099,689       17,723,936
     Contract owner maintenance
       charges                            (540,908)        (609,948)         (472,274)        (460,705)
     Terminations and withdrawals       (4,899,463)      (5,091,261)       (4,679,634)      (3,394,534)
     Annuity payments                      (21,290)          (2,504)          (13,596)               -
     Transfers between
       subaccounts, net                 (8,739,430)        (350,250)        4,082,207        1,339,000
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (9,927,874)      12,339,151         7,016,392       15,207,697
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                              (40,190,447)      18,172,819       (11,008,493)      15,533,655
Net assets at beginning of year         84,451,474       66,278,655        58,977,589       43,443,934
                                      -----------------------------------------------------------------
Net assets at end of year             $ 44,261,027     $ 84,451,474      $ 47,969,096     $ 58,977,589
                                      =================================================================

                                          SBL LARGE CAP VALUE            SBL MANAGED ASSET ALLOCATION
                                         2008              2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (324,755)    $   (333,538)     $   (231,644)     $   (218,556)
     Capital gains distributions                 -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares            (490,772)       1,526,833              (574)          305,225
     Change in unrealized
       appreciation/depreciation on
       investments during the year     (18,103,500)        (675,440)       (9,415,525)        1,250,829
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations        (18,919,027)         517,855        (9,647,743)        1,337,498

   From contract owner
     transactions:
     Variable annuity deposits           4,564,913       12,812,327         4,161,608         8,626,468
     Contract owner maintenance
       charges                            (375,930)        (366,042)         (282,946)         (249,318)
     Terminations and withdrawals       (3,439,517)      (3,184,150)       (2,852,525)       (1,542,162)
     Annuity payments                         (558)            (629)             (595)           (1,030)
     Transfers between
       subaccounts, net                (13,887,863)      21,876,161        (1,434,152)        4,008,301
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                      (13,138,955)      31,137,667          (408,610)       10,842,259
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                              (32,057,982)      31,655,522       (10,056,353)       12,179,757
Net assets at beginning of year         62,798,703       31,143,181        34,913,286        22,733,529
                                      ------------------------------------------------------------------
Net assets at end of year             $ 30,740,721     $ 62,798,703      $ 24,856,933      $ 34,913,286
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            SBL MID CAP GROWTH                 SBL MID CAP VALUE
                                          2008              2007             2008              2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (141,270)    $   (206,545)     $   (699,716)    $   (903,444)
     Capital gains distributions                 -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares          (1,283,397)       1,236,354         1,410,323        5,401,188
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (7,968,311)      (3,981,042)      (31,218,581)      (3,112,868)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (9,392,978)      (2,951,233)      (30,507,974)       1,384,876

   From contract owner
     transactions:
     Variable annuity deposits             906,294        4,451,905         6,847,275       26,911,310
     Contract owner maintenance
       charges                            (179,093)        (225,073)         (918,856)      (1,024,043)
     Terminations and withdrawals       (1,744,640)      (1,766,866)       (8,096,650)      (6,365,018)
     Annuity payments                       (1,109)            (800)          (21,824)          (1,654)
     Transfers between
       subaccounts, net                    (67,010)      (7,620,415)      (11,079,557)     (16,396,113)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (1,085,558)      (5,161,249)      (13,269,612)       3,124,482
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                              (10,478,536)      (8,112,482)      (43,777,586)       4,509,358
Net assets at beginning of year         22,844,279       30,956,761       114,419,807      109,910,449
                                      -----------------------------------------------------------------
Net assets at end of year             $ 12,365,743     $ 22,844,279      $ 70,642,221     $114,419,807
                                      =================================================================

                                              SBL MONEY MARKET                   SBL SELECT 25
                                           2008              2007            2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (787,431)    $   (433,157)     $   (128,288)     $   (184,227)
     Capital gains distributions                 -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares           1,955,564        1,363,871        (1,090,269)          394,157
     Change in unrealized
       appreciation/depreciation on
       investments during the year         125,398        1,257,644        (5,886,088)       (1,885,391)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          1,293,531        2,188,358        (7,104,645)       (1,675,461)

   From contract owner
     transactions:
     Variable annuity deposits          80,924,909      142,342,212           607,753         2,816,531
     Contract owner maintenance
       charges                          (1,689,359)        (566,583)         (151,173)         (195,595)
     Terminations and withdrawals      (27,717,033)      (7,160,758)       (2,077,604)       (1,565,595)
     Annuity payments                       (5,631)          (5,549)                -                 -
     Transfers between
       subaccounts, net                 (3,243,374)     (91,759,348)       (2,731,067)       (1,829,140)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       48,269,512       42,849,974        (4,352,091)         (773,799)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               49,563,043       45,038,332       (11,456,736)       (2,449,260)
Net assets at beginning of year         80,492,005       35,453,673        22,148,056        24,597,316
                                      ------------------------------------------------------------------
Net assets at end of year             $130,055,048     $ 80,492,005      $ 10,691,320      $ 22,148,056
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           SBL SMALL CAP GROWTH                SBL SMALL CAP VALUE
                                          2008              2007              2008             2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (84,092)    $   (124,858)     $   (334,453)    $   (382,357)
     Capital gains distributions                 -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares            (766,295)         782,785           202,667        1,490,072
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (6,169,819)          63,962       (20,237,419)       2,995,014
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (7,020,206)         721,889       (20,369,205)       4,102,729

   From contract owner
     transactions:
     Variable annuity deposits             531,643        2,425,961         3,234,146       11,677,025
     Contract owner maintenance
       charges                            (105,217)        (127,342)         (429,756)        (427,117)
     Terminations and withdrawals       (1,430,361)        (934,375)       (3,404,864)      (2,511,427)
     Annuity payments                       (1,090)            (854)             (403)            (437)
     Transfers between
       subaccounts, net                 (1,991,116)      (2,316,472)       (5,778,562)      (1,454,294)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (2,996,141)        (953,082)       (6,379,439)       7,283,750
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                              (10,016,347)        (231,193)      (26,748,644)      11,386,479
Net assets at beginning of year         16,472,549       16,703,742        54,273,127       42,886,648
                                      -----------------------------------------------------------------
Net assets at end of year             $  6,456,202     $ 16,472,549      $ 27,524,483     $ 54,273,127
                                      =================================================================

                                         SBL US INTERMEDIATE BOND           VAN KAMPEN LIT COMSTOCK
                                          2008              2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $   (247,385)    $   (277,530)     $    150,277      $     51,245
     Capital gains distributions                 -                -           578,195           184,887
     Realized capital gain (loss)
       on sales of fund shares             158,078          554,511        (1,543,432)           14,130
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (3,086,601)         454,366        (4,342,521)         (953,040)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (3,175,908)         731,347        (5,157,481)         (702,778)

   From contract owner
     transactions:
     Variable annuity deposits           1,729,782        4,587,084         1,018,344         6,326,276
     Contract owner maintenance
       charges                            (271,071)        (288,386)         (167,001)          (95,298)
     Terminations and withdrawals       (3,623,007)      (3,095,496)       (1,597,255)         (494,643)
     Annuity payments                      (45,057)          (1,031)                -                 -
     Transfers between
       subaccounts, net                 (1,203,521)      (2,341,152)          806,310         3,464,936
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (3,412,874)      (1,138,981)           60,398         9,201,271
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (6,588,782)        (407,634)       (5,097,083)        8,498,493
Net assets at beginning of year         34,054,113       34,461,747        13,314,591         4,816,098
                                      ------------------------------------------------------------------
Net assets at end of year             $ 27,465,331     $ 34,054,113      $  8,217,508      $ 13,314,591
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                        VAN KAMPEN UIF EMERGING              VAN KAMPEN UIF
                                      VAN KAMPEN LIT GOVERNMENT             MARKETS  EQUITY                 EQUITY AND INCOME
                                        2008             2007            2008            2007***          2008             2007
                                    ------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)   $  1,837,382     $    927,023    $    (80,381)    $    (17,562)   $    297,007     $    177,067
     Capital gains distributions               -                -       3,517,531          365,060         574,495          415,837
     Realized capital gain (loss)
       on sales of fund shares          (485,819)        (146,668)     (2,599,063)          80,487        (770,109)          62,068
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (921,315)       1,250,957      (9,732,981)         938,615      (4,433,559)        (462,261)
                                    ------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          430,248        2,031,312      (8,894,894)       1,366,600      (4,332,166)         192,711

   From contract owner
     transactions:
     Variable annuity deposits         8,803,237       16,290,065       1,688,710        3,414,666       1,883,998       10,435,873
     Contract owner maintenance
       charges                          (350,552)        (288,810)       (102,810)         (40,890)       (228,842)        (141,651)
     Terminations and withdrawals     (3,327,079)      (1,535,811)     (1,077,740)        (148,757)     (1,920,659)        (725,800)
     Annuity payments                          -                -               -                -          (7,720)         (13,486)
     Transfers between
       subaccounts, net              (22,132,505)      10,021,946       2,222,384        7,940,130      (1,914,272)       1,956,021
                                    ------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                    (17,006,899)      24,487,390       2,730,544       11,165,149      (2,187,495)      11,510,957
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                            (16,576,651)      26,518,702      (6,164,350)      12,531,749      (6,519,661)      11,703,668
Net assets at beginning of year       48,071,972       21,553,270      12,531,749                -      20,237,479        8,533,811
                                    ------------------------------------------------------------------------------------------------
Net assets at end of year           $ 31,495,321     $ 48,071,972    $  6,367,399     $ 12,531,749    $ 13,717,818     $ 20,237,479
                                    ================================================================================================

***For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

SecureDesigns Variable Annuity (SecureDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

               SUBACCOUNT                                                   MUTUAL FUND
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                 AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Capital Development                         AIM V.I. Capital Development Fund (Series II Shares)
AIM V.I. Global Health Care                          AIM V.I. Global Health Care Fund (Series I Shares)
AIM V.I. Global Real Estate                          AIM V.I. Real Estate Fund (Series I Shares)
AIM V.I. International Growth                        AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity                         AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
American Century VP Mid Cap Value                    American Century VP Mid Cap Value (Class II)
American Century VP Ultra                            American Century VP Ultra Fund (Class II)
American Century VP Value                            American Century VP Value Fund (Class II)
Dent Strategic Portfolio                             Dent Strategic Portfolio
Dreyfus IP Technology Growth                         Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value                      Dreyfus VIF International Value Portfolio (Service Class)
Franklin Income Securities                           Franklin Income Securities Fund (Class 2)
Franklin Small Cap Value Securities                  Franklin Small Cap Value Securities Fund (Class 2)
Franklin Templeton VIP Founding Funds Allocation     Franklin Templeton VIP Founding Funds Allocation (Class 4)
Janus Aspen INTECH Risk-Managed Core                 Janus Aspen INTECH Risk-Managed Core (Service Class)
Janus Aspen Large Cap Growth                         Janus Aspen Large Cap Growth (Service Class)
Janus Aspen Mid Cap Growth                           Janus Aspen Mid Cap Growth (Service Class)
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable Aggressive Growth Fund (Class II)
Legg Mason Partners Variable Global High Yield       Legg Mason Partners Variable Global High Yield Bond (Class II)
   Bond
Legg Mason Partners Variable Small Cap Growth        Legg Mason Partners Variable Small Cap Growth Fund (Class I)
MFS VIT Research International                       MFS VIT Research International Series (Service Class)
MFS VIT Total Return                                 MFS VIT Total Return Series (Service Class)
MFS VIT Utilities                                    MFS VIT Utilities Series (Service Class)

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                SUBACCOUNT                                                   MUTUAL FUND
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities                          Mutual Discovery Securities Fund (Class 2)
Neuberger Berman AMT Socially Responsive             Neuberger Berman AMT Socially Responsive (Class S)
Oppenheimer Core Bond Fund/VA                        Oppenheimer Core Bond Fund/VA (Service Class)
Oppenheimer Main Street Small Cap Fund/VA            Oppenheimer Main Street Small Cap Fund/VA (Service Class)
PIMCO VIT All Asset                                  PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy               PIMCO VIT CommodityRealReturn Strategy Portfolio
                                                        (Administrative Class)
PIMCO VIT Emerging Markets Bond                      PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)          PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
                                                        (Administrative Class)
PIMCO VIT Low Duration                               PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT Small Cap StockPLUS TR                     PIMCO VIT Small Cap StockPLUS TR (Administrative Class)
Royce Micro-Cap                                      Royce Micro-Cap
RVT CLS AdvisorOne Amerigo                           RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont                          RVT CLA AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies                  Rydex VT Absolute Return Strategies
Rydex VT Alternative Strategies Allocation           Rydex VT Alternative Strategies Allocation
Rydex VT Essential Portfolio Aggressive              Rydex VT Essential Portfolio Aggressive
Rydex VT Essential Portfolio Conservative            Rydex VT Essential Portfolio Conservative
Rydex VT Essential Portfolio Moderate                Rydex VT Essential Portfolio Moderate
Rydex VT Hedged Equity                               Rydex VT Hedged Equity
Rydex VT International Rotation                      Rydex VT International Rotation
Rydex VT Managed Futures Strategy                    Rydex VT Managed Futures Strategy
Rydex VT Multi-Cap Core Equity                       Rydex VT Multi-Cap Core Equity
Rydex VT Sector Rotation                             Rydex VT Sector Rotation Fund
SBL All Cap Value (2)                                SBL All Cap Value
SBL Alpha Opportunity (3)                            SBL Alpha Opportunity
SBL Enhanced Index                                   SBL Enhanced Index
SBL Equity                                           SBL Equity
SBL Global                                           SBL Global
SBL High Yield                                       SBL High Yield
SBL Large Cap Value                                  SBL Large Cap Value
SBL Managed Asset Allocation                         SBL Managed Asset Allocation
SBL Mid Cap Growth                                   SBL Mid Cap Growth
SBL Mid Cap Value                                    SBL Mid Cap Value

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                   SUBACCOUNT                                        MUTUAL FUND
----------------------------------------------------------------------------------------------------------
SBL Money Market                                     SBL Money Market
SBL Select 25                                        SBL Select 25
SBL Small Cap Growth                                 SBL Small Cap Growth
SBL Small Cap Value                                  SBL Small Cap Value
SBL US Intermediate Bond (1)                         SBL US Intermediate Bond
Van Kampen LIT Comstock                              Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government                            Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Emerging Markets Equity               Van Kampen UIF Emerging Markets Equity (Class II)
Van Kampen UIF Equity and Income                     Van Kampen UIF Equity and Income Portfolio (Class II)

(1)   Prior to November 24, 2008, this was SBL Diversified Income.

(2)   Prior to August 18, 2008, this was SBL Equity Income.

(3)   No longer available for investment.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Invesco AIM Advisors, Inc. has engaged various subadvisors to provide services for AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. American Century Investment Management, Inc. serves as investment advisor for American Century VP Mid Cap Value, American Century VP Ultra Fund and American Century VP Value Fund. HS Dent Investment Management LLC serves as investment advisor for Dent Strategic Portfolio. The Dreyfus Corporation serves as investment advisor for Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisers, Inc. serves as investment advisor for Franklin Income Securities Fund and Franklin Templeton VIP Founding Funds Allocation. Franklin Advisory Services, LLC serves as investment advisor for Franklin Small Cap Value Securities Fund. Janus Capital Management LLC serves as investment advisor for Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth and Janus Aspen Mid Cap Growth. Legg Mason Partners Fund Advisor, LLC has engaged ClearBridge Advisors, LLC to provide subadvisory services for Legg Mason Partners Variable Aggressive Growth Fund and Legg Mason Partners Variable Small Cap Growth Fund, as well as Western Asset Management Company Limited to provide subadvisory services for Legg Mason Partners Global High Yield Bond. Massachusetts Financial Services Company serves as investment advisor for MFS VIT Research

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

International Series, MFS VIT Total Return Series, and MFS VIT Utilities Series. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services for Mutual Discovery Securities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Emerging Markets Bond Portfolio, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio and PIMCO VIT Small Cap StocksPLUS TR. Royce & Associates, LLC serves as investment advisor for Royce Micro-Cap. Rydex Investments serves as investment advisor for Rydex Absolute Return Strategies, Rydex VT Alternation Strategies Allocation, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation Fund and engages CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund and RVT CLS AdvisorOne Clermont Fund. Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for the SBL All Cap Value, SBL Equity, SBL High Yield, SBL Large Cap Value, SBL Money Market, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, and SBL US Intermediate Bond. SI has engaged Security Global Investors, LLC to provide subadvisory services for SBL Global, Mainstream Investment Advisors, LLC to provide subadvisory services for SBL Alpha Opportunity, Northern Trust Investments, N.A. to provide subadvisory services for SBL Enhanced Index, and Wells Capital Management Incorporated to provide subadvisory services for SBL Small Cap Value, T. Rowe Price Associates, Inc. to provide subadvisory services for SBL Managed Asset Allocation, and RS Investment Management, L.P. to provide subadvisory services for SBL Small Cap Growth. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Comstock Portfolio, and Van Kampen LIT Government Portfolio. Morgan Stanley Investment Management Inc. serves as investment advisor for Van Kampen UIF Emerging Markets Equity and Van Kampen UIF Equity and Income Portfolio.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, except for those subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                                              COST OF         PROCEEDS
SUBACCOUNT                                                                   PURCHASES       FROM SALES
--------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                                       $  2,641,534     $  3,819,262
AIM V.I. Capital Development                                                  5,346,237        5,443,575
AIM V.I. Global Health Care                                                   6,781,825        1,605,918
AIM V.I. Global Real Estate                                                  12,926,618       10,622,757
AIM V.I. International Growth                                                12,467,857       19,151,105
AIM V.I. Mid Cap Core Equity                                                  9,557,020        3,867,290
American Century VP Mid Cap Value                                             2,947,392        1,452,394
American Century VP Ultra                                                     7,553,912        7,379,443
American Century VP Value                                                    10,459,855        7,753,222
Dent Strategic Portfolio                                                      8,770,308        1,131,791
Dreyfus IP Technology Growth                                                  5,955,417        3,776,528
Dreyfus VIF International Value                                              12,601,892       10,155,300
Franklin Income Securities                                                   10,645,013       13,687,821
Franklin Small Cap Value Securities                                           7,038,515        4,149,390
Franklin Templeton VIP Founding Funds Allocation                              1,381,221          673,535
Janus Aspen INTECH Risk-Managed Core                                            543,456          218,730
Janus Aspen Large Cap Growth                                                 28,688,113       14,325,849
Janus Aspen Mid Cap Growth                                                   12,507,371       22,984,503
Legg Mason Partners Variable Aggressive Growth                               12,278,164        3,077,082
Legg Mason Partners Variable Global High Yield                                7,496,040        6,771,185
Legg Mason Partners Variable Small Cap Growth                                 9,124,475        4,041,695
MFS VIT Research International                                                9,980,428        8,677,652
MFS VIT Total Return                                                         18,318,140        5,689,074
MFS VIT Utilities                                                            17,268,278       17,108,791
Mutual Discovery Securities                                                  12,904,054       15,060,225
Neuberger Berman AMT Socially Responsive                                      3,015,250        1,761,512
Oppenheimer Core Bond Fund/VA                                                24,009,916        6,417,309
Oppenheimer Main Street Small Cap Fund/VA                                     1,722,594        3,306,475

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                              COST OF         PROCEEDS
SUBACCOUNT                                                                   PURCHASES       FROM SALES
--------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset                                                        $ 12,632,072     $  7,762,293
PIMCO VIT CommodityRealReturn Strategy                                       23,126,272       13,180,453
PIMCO VIT Emerging Markets Bond                                               3,705,268        1,208,526
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)                                  13,306,435        5,343,994
PIMCO VIT Low Duration                                                       23,512,709       14,850,692
PIMCO VIT Real Return                                                        40,012,528       27,194,033
PIMCO VIT Small Cap StocksPLUS TR                                               698,763          350,618
Royce Micro-Cap                                                               5,679,141        4,941,254
RVT CLS AdvisorOne Amerigo                                                   48,279,711       10,462,708
RVT CLS AdvisorOne Clermont                                                  12,714,954        4,610,237
Rydex VT Absolute Return Strategies                                           3,192,276        1,049,455
Rydex VT Alternative Strategies Allocation                                    3,801,249          514,502
Rydex VT Essential Portfolio Aggressive                                       6,369,478        3,636,496
Rydex VT Essential Portfolio Conservative                                    15,658,851       10,878,990
Rydex VT Essential Portfolio Moderate                                        14,401,900        7,366,114
Rydex VT Hedged Equity                                                          846,127          378,596
Rydex VT International Rotation                                                 836,663          485,421
Rydex VT Managed Futures Strategy                                             1,977,990          514,790
Rydex VT Multi-Cap Core Equity                                                1,903,388        1,408,935
Rydex VT Sector Rotation                                                      9,724,988        8,499,067
SBL All Cap Value                                                            24,741,371       28,414,575
SBL Alpha Opportunity                                                         6,791,310       10,107,889
SBL Enhanced Index                                                            3,758,648        6,850,529
SBL Equity                                                                    3,037,380        2,456,777
SBL Global                                                                    5,863,816       16,283,259
SBL High Yield                                                               24,431,646       17,807,220
SBL Large Cap Value                                                          15,882,914       29,346,623
SBL Managed Asset Allocation                                                  6,397,103        7,037,358
SBL Mid Cap Growth                                                            6,787,536        8,014,364
SBL Mid Cap Value                                                             6,795,045       20,764,374
SBL Money Market                                                            142,214,929       94,732,848
SBL Select 25                                                                 2,310,984        6,791,364

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                              COST OF         PROCEEDS
SUBACCOUNT                                                                   PURCHASES       FROM SALES
--------------------------------------------------------------------------------------------------------
SBL Small Cap Growth                                                       $  3,645,094     $  6,725,326
SBL Small Cap Value                                                           7,782,512       14,496,404
SBL US Intermediate Bond                                                      5,727,112        9,387,370
Van Kampen LIT Comstock                                                       5,714,473        4,925,603
Van Kampen LIT Government                                                    27,423,541       42,593,058
Van Kampen UIF Emerging Markets Equity                                       13,936,506        7,768,811
Van Kampen UIF Equity and Income                                              4,187,676        5,503,669

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuation, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2% of the contract value.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

2. VARIABLE ANNUITY CONTRACT CHARGES (CONTINUED)

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, except for those subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                      2008                                        2007
                                   -------------------------------------------  ----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS        INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED     (DECREASE)
------------------------------------------------------------------------------  ----------------------------------------
AIM V.I. Basic Value                    266,874       (445,427)     (178,553)       420,464       (362,164)      58,300
AIM V.I. Capital Development            766,125       (893,870)     (127,745)     1,454,928       (841,652)     613,276
AIM V.I. Global Health Care             771,193       (463,139)      308,054        508,083       (329,047)     179,036
AIM V.I. Global Real Estate           1,094,225     (1,159,745)      (65,520)     1,363,543     (1,469,737)    (106,194)
AIM V.I. International Growth         2,445,708     (2,971,727)     (526,019)     2,469,315     (1,541,301)     928,014
AIM V.I. Mid Cap Core Equity            893,037       (616,996)      276,041        618,781       (302,742)     316,039
American Century VP Mid Cap Value       437,908       (237,907)      200,001         85,666        (20,418)      65,248
American Century VP Ultra               836,667     (1,035,788)     (199,121)       947,128       (898,458)      48,670
American Century VP Value             1,681,104     (1,601,320)       79,784      1,657,410     (1,415,263)     242,147
Dent Strategic Portfolio              1,306,364       (461,178)      845,186              -              -            -
Dreyfus IP Technology Growth            996,200       (796,904)      199,296        552,293       (203,219)     349,074
Dreyfus VIF International Value       1,827,437     (2,044,809)     (217,372)     1,332,075     (1,371,038)     (38,963)
Franklin Income Securities            3,870,304     (4,341,500)     (471,196)     3,030,203       (732,360)   2,297,843
Franklin Small Cap Value Securities   1,638,257     (1,337,132)      301,125        252,433        (75,329)     177,104
Franklin Templeton VIP
   Founding Funds Allocation            168,257        (86,195)       82,062              -              -            -
Janus Aspen INTECH
   Risk-Managed Core                    110,964        (80,934)       30,030         51,286         (5,316)      45,970
Janus Aspen Large Cap Growth          8,416,459     (6,796,026)    1,620,433      1,190,762       (185,245)   1,005,517
Janus Aspen Mid Cap Growth            6,117,545     (7,217,626)   (1,100,081)     4,466,022       (876,807)   3,589,215
Legg Mason Partners Variable
   Aggressive Growth                  1,935,920       (824,971)    1,110,949      2,052,052     (1,667,622)     384,430
Legg Mason Partners Variable
   Global High Yield                  2,352,931     (2,273,482)       79,449         73,290        (18,852)      54,438
Legg Mason Partners Variable
   Small Cap Growth                   1,704,003     (1,149,134)      554,869        167,048        (57,859)     109,189
MFS VIT Research International        1,404,723     (1,397,538)        7,185      1,509,497       (670,551)     838,946
MFS VIT Total Return                  4,058,052     (2,986,270)    1,071,782      5,004,566     (4,503,086)     501,480
MFS VIT Utilities                     2,586,127     (2,959,367)     (373,240)     3,040,705     (1,284,675)   1,756,030
Mutual Discovery Securities           5,080,164     (5,360,728)     (280,564)     3,638,462     (1,081,072)   2,557,390

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                      2008                                        2007
                                   -------------------------------------------  ----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS        INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED     (DECREASE)
------------------------------------------------------------------------------  ----------------------------------------
Neuberger Berman AMT
   Socially Responsive                  267,898       (211,826)       56,072        265,263        (99,206)      166,057
Oppenheimer Core Bond Fund/VA         7,421,047     (5,428,588)    1,992,459      2,741,872     (1,063,645)    1,678,227
Oppenheimer Main Street
   Small Cap Fund/VA                    211,447       (331,139)     (119,692)       490,203       (360,782)      129,421
PIMCO VIT All Asset                   1,446,299     (1,123,908)      322,391        677,123       (502,184)      174,939
PIMCO VIT CommodityRealReturn
   Strategy                           2,495,851     (1,994,483)      501,368        567,142       (267,521)      299,621
PIMCO VIT Emerging Markets Bond         492,329       (262,362)      229,967        133,537        (37,980)       95,557
PIMCO VIT Foreign Bond
   (U.S. Dollar-Hedged)               2,822,966     (2,039,277)      783,689      1,600,220       (873,933)      726,287
PIMCO VIT Low Duration                4,069,273     (3,228,419)      840,854      1,711,538     (1,654,174)       57,364
PIMCO VIT Real Return                 7,629,108     (6,625,067)    1,004,041      3,505,507     (2,600,934)      904,573
PIMCO VIT Small Cap StocksPLUS TR       168,584       (140,164)       28,420         20,948         (4,866)       16,082
Royce Micro-Cap                         907,341       (993,857)      (86,516)     1,666,042       (672,284)      993,758
RVT CLS AdvisorOne Amerigo            7,857,174     (4,178,585)    3,678,589      6,229,210     (1,047,701)    5,181,509
RVT CLS AdvisorOne Clermont           2,018,845     (1,200,099)      818,746      1,363,906       (752,247)      611,659
Rydex VT Absolute Return Strategies     501,196       (249,352)      251,844        336,965        (88,627)      248,338
Rydex VT Alternative
   Strategies Allocation                466,864       (117,480)      349,384              -              -             -
Rydex VT Essential
   Portfolio Aggressive                 824,423       (487,525)      336,898        410,733       (175,576)      235,157
Rydex VT Essential
   Portfolio Conservative             1,929,167     (1,447,766)      481,401        675,707       (479,118)      196,589
Rydex VT Essential
   Portfolio Moderate                 2,017,103     (1,243,882)      773,221      1,185,407       (382,140)      803,267
Rydex VT Hedged Equity                  136,500        (81,802)       54,698        102,058        (43,882)       58,176
Rydex VT International Rotation         104,346        (70,399)       33,947              -              -             -
Rydex VT Managed Futures Strategy       217,822        (72,991)      144,831              -              -             -
Rydex VT Multi-Cap Core Equity          361,650       (300,409)       61,241         40,260        (30,074)       10,186
Rydex VT Sector Rotation              1,314,845     (1,239,057)       75,788      1,083,836       (486,800)      597,036
SBL All Cap Value                     7,125,860     (7,487,339)     (361,479)     2,953,268     (2,139,665)      813,603
SBL Alpha Opportunity                   916,248     (1,197,889)     (281,641)     1,164,806       (831,444)      333,362
SBL Enhanced Index                    1,174,810     (1,502,954)     (328,144)     1,859,157     (1,982,947)     (123,790)
SBL Equity                              648,895       (520,109)      128,786        287,597       (327,981)      (40,384)
SBL Global                            2,153,136     (2,978,776)     (825,640)     3,470,237     (2,223,158)    1,247,079
SBL High Yield                        2,935,616     (2,421,220)      514,396      1,989,308     (1,300,401)      688,907
SBL Large Cap Value                   6,204,441     (7,286,179)   (1,081,738)     4,994,529     (2,196,584)    2,797,945
SBL Managed Asset Allocation          1,438,229     (1,388,393)       49,836      1,646,349       (555,545)    1,090,804
SBL Mid Cap Growth                    1,893,533     (2,072,019)     (178,486)     1,215,322     (1,685,749)     (470,427)
SBL Mid Cap Value                     1,537,688     (2,074,917)     (537,229)     2,630,694     (2,332,656)      298,038
SBL Money Market                     33,234,628    (27,672,437)    5,562,191     28,758,390    (23,950,054)    4,808,336
SBL Select 25                         1,140,988     (1,836,364)     (695,376)     1,537,834     (1,549,399)      (11,565)

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                      2008                                        2007
                                   -------------------------------------------  -----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------  -----------------------------------------
SBL Small Cap Growth                  1,351,882     (1,896,646)     (544,764)     1,064,669     (1,136,906)      (72,237)
SBL Small Cap Value                     938,602     (1,264,808)     (326,206)     1,305,227       (937,912)      367,315
SBL US Intermediate Bond              1,482,082     (1,738,042)     (255,960)     1,850,562     (1,860,118)       (9,556)
Van Kampen LIT Comstock                 942,203       (944,793)       (2,590)     1,499,446       (645,617)      853,829
Van Kampen LIT Government            10,205,007    (11,736,043)   (1,531,036)     4,787,414     (2,290,898)    2,496,516
Van Kampen UIF Emerging
   Markets Equity                     1,658,628     (1,442,189)      216,439      1,391,688       (402,802)      988,886
Van Kampen UIF Equity and Income        813,237       (983,723)     (170,486)     1,727,775       (627,918)    1,099,857

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

 SUBACCOUNT                                  2008              2007              2006            2005               2004
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
Units                                    511,723           690,276           631,977          408,342           317,491
Unit value                                 $6.82            $14.71            $15.07           $13.85            $13.64
Net assets                            $3,487,184       $10,152,160        $9,521,911       $5,655,252        $4,329,581
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  0.42%             0.36%             0.14%               -%                -%
Total return***                         (53.64)%           (2.39)%             8.79%            1.55%             6.81%

AIM V.I. CAPITAL DEVELOPMENT (5)
Units                                    851,741           979,487           366,210                -                 -
Unit value                                 $5.72            $11.23            $10.55               $-                $-
Net assets                            $4,872,859       $11,001,695        $3,863,731               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (49.07)%             6.46%             5.49%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007              2006            2005               2004
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
Units                                    817,220           509,166           330,130          172,405           116,719
Unit value                                 $9.43            $13.72            $12.74           $12.56            $12.06
Net assets                            $7,709,214        $6,985,617        $4,205,150       $2,166,746        $1,407,429
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (31.27)%             7.72%             1.37%            4.17%             3.61%

AIM V.I. GLOBAL REAL ESTATE
Units                                  1,271,449         1,336,969         1,443,163          849,659           460,520
Unit value                                $12.35            $23.17            $25.47           $18.54            $16.85
Net assets                           $15,704,976       $30,968,902       $36,751,767      $15,751,291        $7,757,710
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  5.85%             6.10%             1.27%            1.34%             1.12%
Total return***                         (46.70)%           (9.03)%            37.37%           10.05%            31.54%

AIM V.I. INTERNATIONAL GROWTH (7)
Units                                  2,737,717         3,263,735         2,335,721          584,632           121,624
Unit value                                $10.23            $17.87            $16.21           $13.16            $11.61
Net assets                           $28,011,853       $58,313,721       $37,864,445       $7,693,581        $1,411,596
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  0.42%             0.44%             1.00%            0.85%             0.87%
Total return***                         (42.75)%            10.22%            23.20%           13.38%            16.10%

AIM V.I. MID CAP CORE EQUITY
Units                                    882,417           606,376           290,337          231,774           110,873
Unit value                                $10.71            $15.59            $14.82           $13.86            $13.41
Net assets                            $9,453,990        $9,456,484        $4,302,527       $3,212,929        $1,487,081
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  1.75%             0.06%             0.79%            0.37%             0.03%
Total return***                         (31.30)%             5.25%             6.90%            3.32%             9.38%

AMERICAN CENTURY VP MID CAP
VALUE (4)
Units                                    265,249            65,248                 -                -                 -
Unit value                                 $6.37             $8.76                $-               $-                $-
Net assets                            $1,690,491          $571,558                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  0.04%             0.90%                -%               -%                -%
Total return***                         (27.28)%          (12.38)%                -%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007              2006             2005              2004
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA
Units                                  1,145,531         1,344,652         1,295,982        1,119,094           271,402
Unit value                                 $7.37            $13.11            $11.27           $12.11            $12.33
Net assets                            $8,443,156       $17,631,225       $14,602,503      $13,548,810        $3,345,270
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (43.78)%            16.37%           (6.94)%          (1.78)%             6.57%

AMERICAN CENTURY VP VALUE
Units                                  1,865,723         1,785,939         1,543,792          877,541           260,569
Unit value                                $10.01            $14.19            $15.56           $13.64            $13.50
Net assets                           $18,665,939       $25,339,270       $24,020,629      $11,966,657        $3,518,377
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  2.21%             1.50%             0.97%            0.33%             0.25%
Total return***                         (29.46)%           (8.81)%            14.11%            1.00%             9.93%

DENT STRATEGIC PORTFOLIO(2)
Units                                    845,186                 -                 -                -                 -
Unit value                                 $7.90                $-                $-               $-                $-
Net assets                            $6,676,139                $-                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%                -%                -%               -%                -%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (21.00)%                -%                -%               -%                -%

DREYFUS IP TECHNOLOGY GROWTH (7)
Units                                    679,065           479,769           130,694           74,365            36,497
Unit value                                 $6.33            $11.18            $10.14           $10.12            $10.15
Net assets                            $4,297,218        $5,363,374        $1,325,832         $752,574          $370,535
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (43.38)%            10.20%             0.22%          (0.33)%             1.50%

DREYFUS VIF
INTERNATIONAL VALUE (7)
Units                                  1,638,415         1,855,787         1,894,749        1,448,082           706,250
Unit value                                 $8.60            $14.28            $14.27           $12.10            $11.25
Net assets                           $14,090,948       $26,499,170       $27,032,932      $17,520,936        $7,942,552
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  2.58%             1.62%             1.16%               -%             1.41%
Total return***                         (39.78)%             0.08%            17.90%            7.58%            12.50%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007              2006             2005              2004
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES (4)
Units                                  1,826,647         2,297,843                 -                -                 -
Unit value                                 $6.47             $9.55                $-               $-                $-
Net assets                           $11,819,738       $21,937,535                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  5.14%             0.60%                -%               -%                -%
Total return***                         (32.25)%           (4.54)%                -%               -%                -%

FRANKLIN SMALL CAP
VALUE SECURITIES (4)
Units                                    478,229           177,104                 -                -                 -
Unit value                                 $5.67             $8.79                $-               $-                $-
Net assets                            $2,713,078        $1,556,548                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  2.48%             0.15%                -%               -%                -%
Total return***                         (35.49)%           (12.1)%                -%               -%                -%

FRANKLIN TEMPLETON VIP FOUNDING
FUNDS ALLOCATION(4)
Units                                     82,062                 -                 -                -                 -
Unit value                                 $6.50                $-                $-               $-                $-
Net assets                              $533,434                $-                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%                -%                -%               -%                -%
Investment income ratio**                  5.98%                -%                -%               -%                -%
Total return***                         (35.00)%                -%                -%               -%                -%

JANUS ASPEN INTECH RISK-MANAGED
CORE (4)
Units                                     76,000            45,970                 -                -                 -
Unit value                                 $5.96             $9.70                $-               $-                $-
Net assets                              $452,845          $445,902                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  0.96%             0.70%                -%               -%                -%
Total return***                         (38.56)%           (3.00)%                -%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007              2006             2005              2004
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN LARGE CAP GROWTH (4)

Units                                  2,625,949         1,005,517                 -                -                 -
Unit value                                 $5.96            $10.28                $-               $-                $-
Net assets                           $15,629,474       $10,336,943                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  0.97%             0.54%                -%               -%                -%
Total return***                         (42.02)%             2.81%                -%               -%                -%

JANUS ASPEN MID CAP GROWTH (4)

Units                                  2,489,134         3,589,215                 -                -                 -
Unit value                                 $5.79            $10.71                $-               $-                $-
Net assets                           $14,417,586       $38,427,996                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  0.05%             0.08%                -%               -%                -%
Total return***                         (45.94)%             7.05%                -%               -%                -%

LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH (5)

Units                                  2,277,332         1,166,382           781,952                -                 -
Unit value                                 $5.75            $10.04            $10.39               $-                $-
Net assets                           $13,085,971       $11,707,446        $8,121,710               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (42.73)%             0.38%             3.86%               -%                -%

LEGG MASON PARTNERS VARIABLE
GLOBAL HIGH YIELD (4)

Units                                    133,888            54,439                 -                -                 -
Unit value                                 $6.24             $9.38                $-               $-                $-
Net assets                              $836,341          $510,555                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                 17.78%            13.03%                -%               -%                -%
Total return***                         (33.48)%           (6.23)%                -%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007              2006             2005              2004
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
SMALL CAP GROWTH (5)
Units                                    683,553           128,684            19,494                -                 -
Unit value                                 $6.02            $10.54             $9.96               $-                $-
Net assets                            $4,115,559        $1,356,675          $194,337               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                     -%                -%                -%               -%                -%
Total return***                         (42.88)%             5.41%           (0.36)%               -%                -%

MFS VIT RESEARCH INTERNATIONAL
(5)

Units                                  1,638,751         1,631,567           792,621                -                 -
Unit value                                 $6.80            $12.28            $11.34               $-                $-
Net assets                           $11,143,824       $20,040,202        $8,991,614               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                  0.47%                -%             1.23%               -%                -%
Total return***                         (44.63)%             8.28%            13.43%               -%                -%

MFS VIT TOTAL RETURN (5)
Units                                  4,787,201         3,715,419         3,213,939                -                 -
Unit value                                 $7.97            $10.65            $10.64               $-                $-
Net assets                           $38,149,215       $39,568,651       $34,194,494               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                  2.86%             2.97%             0.32%               -%                -%
Total return***                         (25.16)%             0.09%             6.40%               -%                -%

MFS VIT UTILITIES (5)
Units                                  2,297,609         2,670,849           914,818                -                 -
Unit value                                 $9.07            $15.15            $12.33               $-                $-
Net assets                           $20,850,806       $40,455,177       $11,280,809               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                  1.29%             0.60%             0.21%               -%                -%
Total return***                         (40.13)%            22.84%            23.30%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007               2006            2005               2004
------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES (4)
Units                                  2,276,826         2,557,390                 -                -                 -
Unit value                                 $6.89            $10.00                $-               $-                $-
Net assets                           $15,690,231       $25,576,064                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  2.04%             0.31%                -%               -%                -%
Total return***                         (31.10)%           (0.04)%                -%               -%                -%

NEUBERGER BERMAN AMT SOCIALLY
RESPONSIVE (6)
Units                                    406,713           350,641           184,584                -                 -
Unit value                                 $9.82            $16.83            $16.28               $-                $-
Net assets                            $3,994,361        $5,900,617        $3,004,992               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                  2.17%             0.02%                -%               -%                -%
Total return***                         (41.65)%             3.40%            62.78%               -%                -%

OPPENHEIMER CORE BOND FUND/VA (4)
Units                                  3,670,686         1,678,227                 -                -                 -
Unit value                                 $5.86             $9.98                $-               $-                $-
Net assets                           $21,492,366       $16,746,667                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  3.39%                -%                -%               -%                -%
Total return***                         (41.28)%           (0.21)%                -%               -%                -%

OPPENHEIMER MAIN STREET SMALL
CAP FUND/VA
Units                                    602,452           722,144           592,722          313,521           154,844
Unit value                                $10.32            $17.28            $18.20           $16.48            $15.59
Net assets                            $6,217,010       $12,478,845       $10,789,665       $5,167,232        $2,414,712
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  0.27%             0.16%             0.02%               -%                -%
Total return***                         (40.28)%           (5.04)%            10.45%            5.68%            14.80%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007              2006             2005              2004
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
Units                                  1,761,722         1,439,331         1,264,392          883,668           389,040
Unit value                                $10.12            $12.49            $11.97           $11.87            $11.60
Net assets                           $17,828,974       $17,971,617       $15,131,737      $10,490,341        $4,513,996
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  6.70%             7.97%             6.10%            4.63%             4.58%
Total return***                         (18.98)%             4.33%             0.81%            2.32%             7.31%

PIMCO VIT COMMODITYREALRETURN
STRATEGY (5)
Units                                    954,459           453,091           153,470                -                 -
Unit value                                 $6.54            $12.09            $10.18               $-                $-
Net assets                            $6,247,035        $5,477,948        $1,563,017               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                 12.26%             5.14%             7.03%               -%                -%
Total return***                         (45.91)%            18.71%             1.85%               -%                -%

PIMCO VIT EMERGING MARKETS BOND
(4)
Units                                    325,524            95,557                 -                -                 -
Unit value                                 $8.21             $9.99                $-               $-                $-
Net assets                            $2,674,180          $955,017                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  8.89%             1.90%                -%               -%                -%
Total return***                         (17.82)%           (0.08)%                -%               -%                -%

PIMCO VIT FOREIGN BOND (U.S.
DOLLAR-HEDGED) (5)
Units                                  2,187,563         1,403,874           677,587                -                 -
Unit value                                 $9.35             $9.94             $9.96               $-                $-
Net assets                           $20,452,019       $13,963,279        $6,751,052               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                  3.67%             3.54%             2.83%               -%                -%
Total return***                          (5.94)%           (0.20)%           (0.37)%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                  2008              2007               2006            2005              2004
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
Units                                  3,252,805         2,411,950         2,354,587        1,644,739         1,136,486
Unit value                                 $9.32             $9.72             $9.40            $9.38             $9.64
Net assets                           $30,307,044       $23,434,247       $22,144,691      $15,450,035       $10,980,768
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  4.20%             4.86%             4.16%            2.72%             1.28%
Total return***                          (4.12)%             3.40%             0.16%          (2.73)%           (1.93)%

PIMCO VIT REAL RETURN
Units                                  6,385,955         5,381,914         4,477,341        3,581,337         1,308,272
Unit value                                 $9.93            $11.09            $10.41           $10.72            $10.91
Net assets                           $63,424,336       $59,695,997       $46,611,374      $38,433,710       $14,295,781
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%            0.75%             0.75%
Investment income ratio**                  4.22%             4.64%             4.76%            2.67%             0.99%
Total return***                         (10.46)%             6.56%           (2.98)%          (1.69)%             4.90%

PIMCO VIT SMALL CAP STOCKSPLUS
TR (4)
Units                                     44,501            16,081                 -                -                 -
Unit value                                 $6.12             $9.42                $-               $-                $-
Net assets                              $272,423          $151,571                $-               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%                -%               -%                -%
Investment income ratio**                  4.78%             3.56%                -%               -%                -%
Total return***                         (35.03)%           (5.77)%                -%               -%                -%

ROYCE MICRO-CAP (5)
Units                                  1,481,881         1,568,397           574,640                -                 -
Unit value                                 $5.88            $10.75            $10.74               $-                $-
Net assets                            $8,707,963       $16,863,593        $6,170,213               $-                $-
Ratio of expenses to net assets*    0.75 - 1.00%      0.75 - 1.00%      0.75 - 1.00%               -%                -%
Investment income ratio**                  2.75%             2.14%             0.32%               -%                -%
Total return***                         (45.30)%             0.13%             7.39%               -%                -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO (5)
Units                                   11,140,926     7,462,337     2,280,828             -             -
Unit value                                   $6.31        $11.51        $10.51            $-            $-
Net assets                             $70,332,768   $85,939,313   $23,964,981            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%            -%            -%
Investment income ratio**                    0.40%         0.56%         0.16%            -%            -%
Total return***                           (45.18)%         9.56%         5.07%            -%            -%

RVT CLS ADVISORONE CLERMONT (5)
Units                                    2,047,472     1,228,726       617,067             -             -
Unit value                                   $7.08        $10.50        $10.27            $-            $-
Net assets                             $14,486,611   $12,906,250    $6,336,427            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%            -%            -%
Investment income ratio**                    1.47%         2.59%         3.82%            -%            -%
Total return***                           (32.57)%         2.30%         2.68%            -%            -%

RYDEX VT ABSOLUTE
RETURN STRATEGIES (4)
Units                                      500,182       248,338             -             -             -
Unit value                                   $7.63         $9.74            $-            $-            $-
Net assets                              $3,815,606    $2,420,161            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                    0.64%         7.13%            -%            -%            -%
Total return***                           (21.66)%       (2.58)%            -%            -%            -%

RYDEX VT ALTERNATIVE STRATEGIES
ALLOCATION (2)
Units                                      349,384             -             -             -             -
Unit value                                   $7.94            $-            $-            $-            $-
Net assets                              $2,775,051            $-            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%            -%            -%            -%            -%
Investment income ratio**                    4.18%            -%            -%            -%            -%
Total return***                           (20.60)%            -%            -%            -%            -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO AGGRESSIVE (4)
Units                                      572,056       235,157             -             -             -
Unit value                                   $7.10         $9.84            $-            $-            $-
Net assets                              $4,062,216    $2,313,149            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                    1.65%         5.80%            -%            -%            -%
Total return***                           (27.85)%       (1.63)%            -%            -%            -%

RYDEX VT ESSENTIAL
PORTFOLIO CONSERVATIVE (4)
Units                                      677,990       196,589             -             -             -
Unit value                                   $8.53         $9.94            $-            $-            $-
Net assets                              $5,788,639    $1,953,687            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                    5.98%         4.51%            -%            -%            -%
Total return***                           (14.19)%       (0.63)%            -%            -%            -%

RYDEX VT ESSENTIAL
PORTFOLIO MODERATE (4)
Units                                    1,576,489       803,268             -             -             -
Unit value                                   $7.82         $9.85            $-            $-            $-
Net assets                             $12,324,756    $7,910,563            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                    2.52%         4.42%            -%            -%            -%
Total return***                           (20.61)%       (1.52)%            -%            -%            -%

RYDEX VT HEDGED EQUITY (4)
Units                                      112,874        58,176             -             -             -
Unit value                                   $7.09         $9.67            $-            $-            $-
Net assets                                $800,409      $562,334            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                    1.42%         8.60%            -%            -%            -%
Total return***                           (26.68)%       (3.33)%            -%            -%            -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
RYDEX VT INTERNATIONAL ROTATION (2)

Units                                       33,947             -             -             -             -
Unit value                                   $6.30            $-            $-            $-            $-
Net assets                                $214,008            $-            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%            -%            -%            -%            -%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (37.00)%            -%            -%            -%            -%

RYDEX VT MANAGED
FUTURES STRATEGY (1)

Units                                      144,831             -             -             -             -
Unit value                                   $9.57            $-            $-            $-            $-
Net assets                              $1,385,495            $-            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%            -%            -%            -%            -%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                            (4.30)%            -%            -%            -%            -%

RYDEX VT MULTI-CAP CORE EQUITY (4)

Units                                       71,428        10,187             -             -             -
Unit value                                   $5.11         $8.69            $-            $-            $-
Net assets                                $365,430       $88,504            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                    4.89%         1.04%            -%            -%            -%
Total return***                           (41.20)%      (13.15)%            -%            -%            -%

RYDEX VT SECTOR ROTATION

Units                                    1,701,155     1,625,367     1,028,331       473,402       217,441
Unit value                                  $10.35        $18.13        $15.34        $14.30        $13.05
Net assets                             $17,611,907   $29,475,687   $15,777,525    $6,769,171    $2,838,610
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (42.91)%        18.20%         7.30%         9.53%         6.62%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE
Units                                    5,191,574     5,553,053     4,739,451     3,510,406     1,944,876
Unit value                                   $8.09        $13.65        $13.78        $12.04        $12.05
Net assets                             $42,022,661   $75,782,859   $65,325,838   $42,275,674   $23,441,052
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.16%
Total return***                           (40.73)%       (0.99)%        14.46%       (0.07)%        10.25%

SBL ALPHA OPPORTUNITY
Units                                    1,142,265     1,423,905     1,090,542       568,440       306,334
Unit value                                  $10.09        $16.00        $14.06        $12.90        $12.56
Net assets                             $11,525,666   $22,786,413   $15,332,700    $7,333,662    $3,847,060
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (36.94)%        13.83%         8.97%         2.74%         8.46%

SBL ENHANCED INDEX
Units                                    2,958,393     3,286,539     3,410,328     1,069,058       819,933
Unit value                                   $4.65         $7.73         $7.95         $7.14         $7.06
Net assets                             $13,748,796   $25,395,334   $27,118,532    $7,630,392    $5,782,324
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.09%
Total return***                           (39.84)%       (2.74)%        11.31%         1.18%         5.85%

SBL EQUITY
Units                                      987,616       858,829       899,214       836,707       810,045
Unit value                                   $3.95         $6.55         $7.15         $6.58         $6.55
Net assets                              $3,903,506    $5,628,522    $6,436,926    $5,503,323    $5,301,246
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.11%
Total return***                           (39.69)%       (8.40)%         8.74%         0.50%         3.97%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
SBL GLOBAL
Units                                    6,230,166     7,055,806     5,808,728     3,895,080     2,679,337
Unit value                                   $7.10        $11.97        $11.41        $10.10         $9.23
Net assets                             $44,261,027   $84,451,474   $66,278,655   $39,344,946   $24,732,154
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (40.69)%         4.85%        13.04%         9.36%        14.37%

SBL HIGH YIELD
Units                                    3,011,778     2,497,382     1,808,474     1,028,882       703,478
Unit value                                  $15.93        $23.61        $24.02        $22.43        $22.43
Net assets                             $47,969,096   $58,977,589   $43,443,934   $23,081,059   $15,783,717
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.63%
Total return***                           (32.53)%       (1.69)%         7.09%       (0.02)%         7.47%

SBL LARGE CAP VALUE
Units                                    4,574,881     5,656,618     2,858,672     1,360,789     1,385,522
Unit value                                   $6.72        $11.10        $10.89         $9.27         $8.70
Net assets                             $30,740,721   $62,798,703   $31,143,181   $12,605,692   $12,064,319
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.06%
Total return***                           (39.46)%         1.92%        17.51%         6.46%         6.62%

SBL MANAGED ASSET ALLOCATION
Units                                    3,305,249     3,255,413     2,164,609     1,580,984       892,862
Unit value                                   $7.52        $10.72        $10.50         $9.73         $9.68
Net assets                             $24,856,933   $34,913,286   $22,733,529   $15,379,991    $8,642,694
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.57%
Total return***                           (29.85)%         2.12%         7.97%         0.51%         6.73%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH
Units                                    2,609,363     2,787,849     3,258,276     2,519,655     2,056,381
Unit value                                   $4.74         $8.19         $9.50         $9.40         $9.05
Net assets                             $12,365,743   $22,844,279   $30,956,761   $23,681,430   $18,609,246
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (42.12)%      (13.75)%         1.09%         3.86%         6.10%

SBL MID CAP VALUE
Units                                    4,622,772     5,160,000     4,861,962     3,156,522     1,847,663
Unit value                                  $15.28        $22.17        $22.61        $20.47        $18.28
Net assets                             $70,642,221  $114,419,807  $109,910,449   $64,604,553   $33,780,676
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.03%
Total return***                           (31.08)%       (1.91)%        10.45%        11.95%        22.27%

SBL MONEY MARKET
Units                                   14,212,905     8,650,714     3,842,379     1,381,933       909,010
Unit value                                   $9.15         $9.30         $9.23         $9.17         $9.27
Net assets                            $130,055,048   $80,492,005   $35,453,673   $12,678,836    $8,431,113
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.05%
Total return***                            (1.61)%         0.85%         0.58%       (1.09)%       (3.03)%

SBL SELECT 25
Units                                    2,721,398     3,416,774     3,428,338       631,796       405,968
Unit value                                   $3.93         $6.48         $7.18         $6.93         $6.44
Net assets                             $10,691,320   $22,148,056   $24,597,316    $4,375,347    $2,611,228
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (39.35)%       (9.65)%         3.59%         7.64%         7.51%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
Units                                    1,834,176     2,378,940     2,451,178     1,834,999     1,453,650
Unit value                                   $3.52         $6.93         $6.81         $6.73         $6.49
Net assets                              $6,456,202   $16,472,549   $16,703,742   $12,333,909    $9,433,732
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (49.21)%         1.70%         1.27%         3.55%        12.87%

SBL SMALL CAP VALUE
Units                                    1,956,814     2,283,020     1,915,706     1,350,837       757,314
Unit value                                  $14.06        $23.77        $22.39        $20.49        $18.58
Net assets                             $27,524,483   $54,273,127   $42,886,648   $27,681,092    $4,068,064
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%            -%
Total return***                           (40.85)%         6.17%         9.24%        10.30%        15.98%

SBL US INTERMEDIATE BOND
Units                                    2,818,981     3,074,940     3,084,496     2,650,198     1,781,038
Unit value                                   $9.74        $11.08        $11.17        $11.18        $11.39
Net assets                             $27,465,331   $34,054,113   $34,461,747   $29,615,339   $20,288,311
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%         0.75%         0.75%
Investment income ratio**                       -%            -%            -%            -%         0.95%
Total return***                           (12.09)%       (0.88)%       (0.02)%       (1.90)%            -%

VAN KAMPEN LIT COMSTOCK
Units                                    1,291,516     1,294,107       440,279             -             -
Unit value                                   $6.36        $10.29        $10.94            $-            $-
Net assets                              $8,217,508   $13,314,591    $4,816,098            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%            -%            -%
Investment income ratio**                    2.19%         1.47%            -%            -%            -%
Total return***                           (38.19)%       (5.94)%         9.38%            -%            -%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT
Units                                    3,110,525     4,641,561     2,145,045             -             -
Unit value                                  $10.13        $10.36        $10.05            $-            $-
Net assets                             $31,495,321   $48,071,972   $21,553,270            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%            -%            -%
Investment income ratio**                    5.28%         3.36%            -%            -%            -%
Total return***                            (2.22)%         3.07%         0.48%            -%            -%

VAN KAMPEN UIF EMERGING MARKETS
EQUITY (4)
Units                                    1,205,324       988,886             -             -             -
Unit value                                   $5.28        $12.68            $-            $-            $-
Net assets                              $6,367,399   $12,531,749            $-            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%            -%            -%            -%
Investment income ratio**                       -%         0.22%            -%            -%            -%
Total return***                           (58.36)%        26.77%            -%            -%            -%

VAN KAMPEN UIF EQUITY AND INCOME (5)
Units                                    1,725,049     1,895,535       795,678             -             -
Unit value                                   $7.95        $10.68        $10.73            $-            $-
Net assets                             $13,717,818   $20,237,479    $8,533,811            $-            $-
Ratio of expenses to net assets*      0.75 - 1.00%  0.75 - 1.00%  0.75 - 1.00%            -%            -%
Investment income ratio**                    2.51%         2.05%         0.26%            -%            -%
Total return***                           (25.56)%       (0.46)%         7.26%            -%            -%

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

(1)   For the period from November 17, 2008 (inception date) to December 31,
      2008.

(2)   For the period from May 1, 2008 (inception date) to December 31, 2008.

(3)   For the period from February 29, 2008 (inception date) to December 31,
      2008

(4)   For the period from May 1, 2007 (inception date) to December 31, 2007.

(5)   For the period March 10, 2006 (inception date) to December 31, 2006.

(6)   For the period April 27, 2006 (inception date) to December 31, 2006.

(7)   For the period April 29, 2004 (inception date) to December 31, 2004.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          a.   Financial Statements

               The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements.

          b.   Exhibits

               (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
               (2)  Not Applicable
               (3)  (a)  Service Facilities Agreement(ah)
                    (b)  Marketing Organization Agreement(ad)
                    (c)  SBL Variable Products Broker/Dealer Sales Agreement(ad)
                    (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(h)
                    (e) Marketing Organization Agreement Commission Schedule-SecureDesigns(i)
                    (f) Marketing Organization Agreement Commission Schedule - NEA(i)
                    (g) Marketing Organization Agreement Commission Schedule - AdvanceDesigns(ab)
                    (h) Marketing Organization Agreement Commission Schedule - AEA(n)
                    (i) Marketing Organization Agreement Commission Schedule - Security Benefit Advisor(n)
                    (j)  NEA Valuebuilder Marketing Organization Agreement(i)
                    (k)  AEA Valuebuilder Marketing Organization Agreement(n)
                    (l) NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(i)
                    (m) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)
               (4)  (a)  Individual Contract (Form V6029 11-00)(g)
                    (b)  Individual Contract-Unisex (Form V6029 11-00U)(g)
                    (c)  Tax-Sheltered Annuity Endorsement (Form V6101 R9-05)(w)
                    (d)  Withdrawal Charge Waiver Endorsement (Form V6051
                         3-96)(b)
                    (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)

                    (f) Individual Retirement Annuity Endorsement (Form V6849A R9-03)(k)
                    (g)  Roth IRA Endorsement (Form V6851A R9-03)(k)
                    (h)  Section 457 Endorsement (Form V6054 1-98)(c)
                    (i)  403a Endorsement (Form V6057 10-98)(d)
                    (j)  Annual Stepped Up Death Benefit Rider (Form V6063
                         8-00)(a)
                    (k) Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)
                    (l) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)
                    (m)  Disability Rider (Form V6064 8-00)(a)
                    (n)  Guaranteed Income Benefit Rider (Form V6065 8-00)(a)
                    (o)  Credit Enhancement Rider (Form V6067 8-00)(a)
                    (p)  Alternative Withdrawal Charge Rider (Form V6069
                         10-00)(g)
                    (q)  Loan Endorsement Rider (Form V6066 10-00)(i)
                    (r) Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4-01)(i)
                    (s) Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4-01)(i)
                    (t) Waiver of Withdrawal Charge Rider - 5 yrs and Age 59 1/2 (Form V6074 4-01)(i)
                    (u) Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4-01)(i)
                    (v) Enhanced and Guaranteed Growth Death Benefit Rider(Form V6076 4-01)(h)
                    (w) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(h)
                    (x)  Enhanced Death Benefit Rider (Form V6078 4-01)(h)
                    (y) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(h)
                    (z)  DCA Plus Rider (Form V6080 4-01)(i)
                    (aa) Credit Enhancement Rider (Form V6084 11-01)(i)
                    (ab) Guaranteed Minimum Withdrawal Benefit (Form V6086
                         10-03)(l)
                    (ac) Total Protection (Forms V6087 10-3)(m)
                    (ad) Dollar for Dollar Living Benefit Rider (Form V6094
                         R9-05)(x)
                    (ae) Dollar for Dollar Combination Benefit Rider (Form V6095
                         R9-05)
                    (af) Bonus Match Rider (Form V6093 10-05)(w)
                    (ag) Guaranteed Lifetime Withdrawal Benefit Rider (Form
                         V6106 6-07)(ac)
               (5)  (a)  Application (Form V9001 9-05)(w)
                    (b)  Application - Unisex (Form V9001 9-05U)(w)
                    (c)  Application (Form V9496 10-03)(q)
                    (d)  Application (Form V9493 11-00)(g)
                    (e)  Application (Form V9201 6-07)(ac)
                    (f)  Application - Unisex (Form V9201 6-07U)(ac)
               (6)  (a)  Composite of Articles of Incorporation of SBL(o)
                    (b)  Bylaws of SBL(ad)

               (7)  Not Applicable

               (8)  (a)  Participation Agreement - ABN AMRO (Aston) (ab)
                    (b)  Participation Agreement - AIM - Equity Funds(i)
                    (c)  Participation Agreement - AIM - Growth Funds(i)
                    (d) Participation Agreement - AIM - Variable Insurance Funds(r)
                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement -  AIM - Variable Insurance Funds(r)
                         (ii) Amendment No. 3 to Participation Agreement - AIM -
                              Variable Insurance Funds(x)
                    (e) Participation Agreement - American Century - Mutual Funds(s)
                         (i)  Amendment Nos. 1 and 2 to Participation
                              Agreement - American Century - Mutual Funds(af)
                    (f) Participation Agreement - American Century - Variable Insurance Funds(r)
                    (g)  Participation Agreement - Ariel(j)
                    (h)  Participation Agreement - Baron (ab)
                    (i)  Participation Agreement - Calamos(i)
                         (i) Amendment No. 1 to Participation Agreement - Calamos(ab)
                         (ii) Amendment No. 2 to Participation Agreement -
                              Calamos
                    (j)  Participation Agreement - Dreyfus - Mutual Funds(s)
                    (i) Amendment No. 1 to Participation Agreement - Dreyfus - Mutual Funds(af)
                    (k) Participation Agreement - Dreyfus - Variable Insurance Funds(r)
                         (i)  Amendment No. 1 to Participation Agreement -
                              Dreyfus - Variable Insurance Funds(r)
                    (l)  Participation Agreement - Fidelity - Mutual Funds(t)
                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement - Fidelity - Mutual Funds(t)
                         (ii) Amendment No. 3 to Participation Agreement -
                              Fidelity - Mutual Funds (ab)
                    (m)  Participation Agreement - Fidelity VIP(h)
                         (i) Amendment No. 1 to Participation Agreement - Fidelity VIP(h)
                         (ii) Amendment No. 2 to Participation Agreement -
                              Fidelity VIP(x)
                    (n)  Participation Agreement - Goldman Sachs - Mutual Funds
                         (ab)
                    (o)  Participation Agreement - Franklin Templeton
                    (p)  Participation Agreement - Janus Aspen(af)
                    (q)  Participation Agreement - Jennison - Mutual Funds (ab)
                    (r)  Participation Agreement - Legg Mason(r)
                    (s)  Participation Agreement - MFS(u)
                    (t)  Participation Agreement - Morgan Stanley(u)
                    (u)  Participation Agreement - Neuberger Berman - AMT
                         Funds(h)
                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement - Neuberger Berman - AMT Funds(r)
                    (v) Participation Agreement - Neuberger Berman - Mutual Funds(ag)
                         (i) Amendment No. 1 to Participation Agreement - Neuberger Berman - Mutual Funds (ag)

                    (w)  Participation Agreement - Northern Lights (Dent) (af)
                    (x)  Participation Agreement - Northern Trust(w)
                    (y)  Participation Agreement - Oppenheimer(r)
                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement - Oppenheimer(r)
                         (ii) Amendment No. 3 to Participation Agreement -
                              Oppenheimer(x)
                    (z)  Participation Agreement - PIMCO - Mutual Funds(s)
                         (i)  Amendment No. 1 to Participation Agreement -
                              PIMCO - Mutual Funds(s)
                         (ii) Amendment No. 2 to Participation Agreement -
                              PIMCO - Mutual Funds (ab)
                    (aa) Participation Agreement - PIMCO - Variable Insurance
                         Funds(ag)
                         (i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - PIMCO - Variable Insurance Funds(ag)
                    (ab) Participation Agreement - Potomac (Direxion)(y)
                         (i) Amendment No. 1 to Participation Agreement - Potomac (Direxion)(y)
                    (ac) Participation Agreement - Royce - Capital Fund(r)
                    (ad) Participation Agreement - Royce - Mutual Funds (ab)
                    (ae) Participation Agreement - RS Partners(w)
                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement - RS Partners (ab)
                    (af) Participation Agreement - Rydex - Mutual Funds(w)
                    (ag) Participation Agreement - Rydex - Variable Funds(h)
                         (i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - Rydex - Variable Funds(t)
                         (ii) Amendment No. 6 to Participation Agreement -
                              Rydex - Variable Funds(x)
                    (ah) Participation Agreement - Van Kampen - Insurance
                         Funds(r)
                         (i) Amendment No. 1 to Participation Agreement - Van Kampen - Insurance Funds(x)
                    (ai) Participation Agreement - Van Kampen - Mutual Funds(s)
                         (i) Amendment No. 1 to Participation Agreement - Van Kampen - Mutual Funds(af)
                    (aj) Participation Agreement - Wells Fargo (Strong)(i)
                    (ak) Information Sharing Agreement - ABN AMRO (Aston)(ab)
                    (al) Information Sharing Agreement - AIM(aa)
                    (am) Information Sharing Agreement - American Century(aa)
                    (an) Information Sharing Agreement - Ariel (ab)
                    (ao) Information Sharing Agreement - Baron (ab)
                    (ap) Information Sharing Agreement - Calamos (ab)
                    (aq) Information Sharing Agreement - Dreyfus(aa)
                    (ar) Information Sharing Agreement - Fidelity Insurance (ab)
                    (as) Information Sharing Agreement - Fidelity Retail Funds
                         (ab)
                    (at) Information Sharing Agreement - Goldman Sachs (ab)

                    (au) Information Sharing Agreement - Janus (ab)
                    (av) Information Sharing Agreement - Jennison (ab)
                    (aw) Information Sharing Agreement - Legg Mason
                    (ax) Information Sharing Agreement - MFS(aa)
                    (ay) Information Sharing Agreement - Neuberger Berman(aa)
                    (az) Information Sharing Agreement - Northern Trust (ab)
                    (ba) Information Sharing Agreement - Oppenheimer(aa)
                    (bb) Information Sharing Agreement - PIMCO(aa)
                    (bc) Information Sharing Agreement - Potomac(z)
                    (bd) Information Sharing Agreement - Royce(aa)
                    (be) Information Sharing Agreement - Rydex(aa)
                    (bf) Information Sharing Agreement - Security Funds (ab)
                    (bg) Information Sharing Agreement - T. Rowe Price (ab)
                    (bh) Information Sharing Agreement - Van Kampen(aa)
                    (bi) Information Sharing Agreement - Wells Fargo(z)
               (9)  Opinion of Counsel(h)
               (10) (a)  Consent of Independent Registered Public Accounting
                         Firm
                    (b)  Consent of Counsel
               (11) Not Applicable
               (12) Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed May 1, 2002.)

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003.)

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein be reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2005).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(y) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(z) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(aa) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(ab) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(ac) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007).

(ad) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(ae) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

(af) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).

(ag) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2009).

(ah) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).

Item 25.  Directors and Officers of the Depositor

          Name and Principal
          Business Address       Positions and Offices with Depositor
          ------------------     ------------------------------------
          Kris A. Robbins*       President, Chief Executive Officer and Director

          John F. Frye*          Senior Vice President, Chief Financial Officer
                                 and Director

          John F. Guyot*         Senior Vice President, General Counsel,
                                 Secretary and Director

          David J. Keith*        Senior Vice President

          Kalman Bakk, Jr.*      Senior Vice President and Director

          Amy J. Lee*            Vice President, Associate General Counsel
                                 and Assistant Secretary

          Thomas R. Kaehr*       Vice President, Controller and Treasurer

          Carmen R. Hill*        Assistant Vice President and Chief Compliance
                                 Officer

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2008 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                           Percent of Voting
                                                                                           Securities Owned
                                                                    Jurisdiction of            by SBMHC
                                Name                                Incorporation       (directly or indirectly)
          Security Benefit Mutual Holding Company                       Kansas                    ---
          (Holding Company)

          Security Benefit Corporation (Holding Company)                Kansas                   100%

          Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
          Insurance Company)

          Security Investors, LLC (Investment Adviser)                  Kansas                   100%

          Security Global Investors, LLC (Investment Adviser)           Kansas                   100%

          Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
          Underwriter of Mutual Funds)

          se(2), inc. (Third Party Administrator)                       Kansas                   100%

          Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

          Security Financial Resources, Inc.                            Kansas                   100%
          (Financial Services)

          First Security Benefit Life Insurance and Annuity            New York                  100%
          Company of New York (Stock Life Insurance Company)

          Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

          Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

          Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

          Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

          Rydex Fund Services, Inc.                                    Maryland                  100%

          Advisor Research Center, Inc.                                Maryland                  100%

          Rydex Advisory Services, LLC                                 Maryland                  100%

          Rydex Specialized Products, LLC                              Delaware                  100%

          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

          As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.


Item 27.  Number of Contractowners

          As of February 28, 2009, there were 34,321 Qualified Contracts and 12,462 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                    (a) No director of the Corporation shall be liable to the
               Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

          (a)(1) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as principal underwriter for:

                 SBL Variable Annuity Account I
                 SBL Variable Annuity Account III
                 SBL Variable Annuity Account IV
                 Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                 SBL Variable Life Insurance Account (Varilife)
                 Variable Annuity Account IX
                 Account XVI
                 Separate Account XIX
                 Parkstone Advantage Variable Annuity
                 Variflex Separate Account (Variflex)
                 Variflex Separate Account (Variflex ES)
                 Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                 Variable Annuity Account VIII (Variflex Signature)
                 Variable Annuity Account XI (Scarborough Advantage Variable
                    Annuity)
                 SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                    Annuity)

                 SBL Variable Annuity Account XIV (AEA Variable Annuity)
                 SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                    Annuity)
                 SBL Variable Annuity Account XIV (EliteDesigns Variable
                    Annuity)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                    Income Director Variable Annuity)
                 SBL Variable Annuity Account XIV (SecureDesigns Variable
                    Annuity)
                 SBL Variable Annuity Account XIV (Security Benefit Advisor
                    Variable Annuity)
                 SBL Variable Annuity Account XVII (Classic Strategies Variable
                    Annuity)
                 SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

          (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                 Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

          (a)(3) SDI acts as principal underwriter for the following funds:

                 Security Equity Fund
                 Security Income Fund
                 Security Large Cap Value Fund
                 Security Mid Cap Growth Fund
                 SBL Fund

          (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                 Nationwide Multi-Flex Variable Account
                 Nationwide Variable Account 9

          (b)    Name and Principal               Position and Offices
                 Business Address*                  with Underwriter
                 ------------------               ------------------
                 Mark J. Carr                     President and Director
                 James R. Schmank                 Vice President and Director
                 Thomas R. Kaehr                  Treasurer
                 Amy J. Lee                       Secretary and Chief Compliance
                                                  Officer

          (b)    Name and Principal               Position and Offices
                 Business Address*                  with Underwriter
                 ------------------               ------------------
                 Brenda M. Harwood                Vice President , Assistant
                                                  Treasurer and Director
                 Richard M. Goldman               Director
                 (Connecticut Business Center
                 6 Landmark Square #471
                 Stamford, CT 06901-2704)
                 Dale W. Martin, Jr.              Director
                 Christopher D. Swickard          Assistant Secretary
                 Carmen R. Hill                   Assistant Vice President

                 *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

          (c)

   (1) Name of Principal         (2) Net Underwriting          (3) Compensation on            (4) Brokerage
        Underwriter            Discounts and Commissions           Redemption                  Commissions
Security Distributors, Inc.        $30,575,504.31(1)            $10,760,210.92(2)                  $0

     1 SBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

     2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

          (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April, 2009.


                       Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV
                       (The Registrant)

                       By:  /s/ Kris A. Robbins
                       ---------------------------------------------------------
                       Kris A. Robbins, President, Chief Executive Officer
                       and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2009.

                              SIGNATURES AND TITLES


By:  /s/ Kris A. Robbins
     -----------------------------------------------------
     Kris A. Robbins, Chief Executive Officer and Director

By:  /s/ John F. Frye
     -----------------------------------------------------
     John F. Frye, Chief Financial Officer and Director

By:  /s/ Kalman Bakk, Jr.
     -----------------------------------------------------
     Kalman Bakk, Jr., Director

By:  /s/ Thomas R. Kaehr
     -----------------------------------------------------
     Thomas R. Kaehr, Controller (chief accounting officer)

                                  EXHIBIT INDEX


  (1)   None                                  (y)     None
                                              (z)     None
  (2)   None                                  (aa)    None
                                              (ab)    None
  (3)   (a)     None                          (ac)    None
        (b)     None                          (ad)    None
        (c)     None                          (ae)    None
        (d)     None                          (af)    None
        (e)     None
        (f)     None                    (5)   (a)     None
        (g)     None                          (b)     None
        (h)     None                          (c)     None
        (i)     None                          (d)     None
        (j)     None                          (e)     None
        (k)     None                          (f)     None
        (l)     None
        (m)     None                    (6)   (a)     None
                                              (b)     None
  (4)   (a)     None
        (b)     None                    (7)   None
        (c)     None
        (d)     None                    (8)   (a)      None
        (e)     None                          (b)      None
        (f)     None                          (c)      None
        (g)     None                          (d)      None
        (h)     None                          (d)(i)   None
        (i)     None                          (d)(ii)  None
        (j)     None                          (e)      None
        (k)     None                          (e)(i)   None
        (l)     None                          (f)      None
        (m)     None                          (g)      None
        (n)     None                          (h)      None
        (o)     None                          (i)      None
        (p)     None                          (i)(i)   None
        (q)     None                          (i)(ii)  Amendment No. 2 to
        (r)     None                                   Participation Agreement -
        (s)     None                                   Calamos
        (t)     None                          (j)      None
        (u)     None                          (j)(i)   None
        (v)     None                          (k)      None
        (w)     None                          (k)(i)   None
        (x)     None                          (l)      None
                                              (l)(i)   None

        (l)(ii)  None                         (aj)     None
        (m)      None                         (ak)     None
        (m)(i)   None                         (al)     None
        (m)(ii)  None                         (am)     None
        (n)      None                         (an)     None
        (o)      Participation Agreement -    (ao)     None
                 Franklin Templeton           (ap)     None
        (p)      None                         (aq)     None
        (q)      None                         (ar)     None
        (r)      None                         (as)     None
        (s)      None                         (at)     None
        (s)      None                         (au)     None
        (t)      None                         (av)     None
        (u)      None                         (aw)     Information Sharing
        (u)(i)   None                                  Agreement -
        (v)      None                                  Legg Mason
        (v)(i)   None                         (ax)     None
        (w)      None                         (ay)     None
        (x)      None                         (az)     None
        (x)(i)   None                         (ba)     None
        (x)(ii)  None                         (bb)     None
        (y)      None                         (bc)     None
        (y)(i)   None                         (bd)     None
        (y)(ii)  None                         (be)     None
        (z)      None                         (bf)     None
        (z)(i)   None                         (bg)     None
        (z)(ii)  None                         (bh)     None
        (aa)     None                         (bi)     None
        (aa)(i)  None
        (aa)(ii) None                   (9)   None
        (ab)     None
        (ab)(i)  None                  (10)   (a)      Consent of Independent
        (ac)     None                                  Registered Public
        (ad)     None                                  Accounting Firm
        (ad)(i)  None
        (ad)(ii) None                         (b)      Consent of Counsel
        (ae)     None
        (ae)(i)  None                  (11)   None
        (af)     None
        (ag)     None                  (12)   None
        (ag)(i)  None
        (ag)(ii) None                  (13)   None
        (ah)     None
        (ah)(i)  None
        (ai)     None
        (ai)(i)  None